Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 293
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 293

PRINCIPAL FUNDS, INC.
(Registrant Exact Name as Specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 878-0460
(Registrant's Telephone Number, including Area Code)

Deanna Y. Pellack
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐    immediately upon filing pursuant to paragraph (b)
☒    on March 1, 2026 pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)
☐    on (date) pursuant to paragraph (a)
☐    75 days after filing pursuant to paragraph (a)(2)
☐    on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered:
Classes A, C, J, Institutional, R-3, R-5, and R-6 Shares
EXPLANATORY NOTE
Principal Funds, Inc. (the "Registrant") is filing this Amendment: (1) as an annual update to the Registrant's Registration Statement for series with an October 31 fiscal year end, (2) to change the principal investment strategies and risk factors of an existing series (Inflation Protection Fund) and (3) add a new series (International Bond Fund). The Amendment includes the following: (1) facing page; (2) Part A (Prospectus for Classes A, C, J, Institutional, R-3, R-5, and R-6 Shares); (3) Part B (Statement of Additional Information for series with an October 31 fiscal year end in the share classes listed previously); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statements of additional information for Registrant’s other series or share classes with an August 31 fiscal year end.

PRINCIPAL FUNDS, INC.
(“PFI” or the "Registrant")
Class A Shares
Class C Shares
Class J Shares
Institutional Class Shares
Class R-3 Shares
Class R-5 Shares
Class R-6 Shares
The date of this Prospectus is March 1, 2026
IMPORTANT NOTICE: The proposed mergers of the Principal LifeTime 2015 Fund and Principal LifeTime Hybrid 2015 Fund into the Principal LifeTime Strategic Income Fund and Principal LifeTime Hybrid Income Fund, respectively, are expected to occur on or about June 12, 2026 (the “Merger Date”). The Fund’s officers, however, have the discretion to change this date. On the Merger Date, delete all references to the Principal LifeTime 2015 Fund and Principal LifeTime Hybrid 2015 Fund from this Prospectus.
The ticker symbols for series and share classes begin on the next page.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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FUNDS OF THE REGISTRANT
(each, a "Fund" and, together, the "Funds")

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-3	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX		PIOJX	PIOIX	PIOOX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBMMX	PBMPX
Diversified Income	PGBAX	PGDCX		PGDIX			PGBLX
Diversified International	PRWLX		PIIJX	PIIIX	PINRX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PEIOX	PEIQX
Finisterre Emerging Markets Total Return Bond				PFUMX
Global Emerging Markets	PRIAX		PIEJX	PIEIX	PEAPX	PEPSX	PIIMX
Global Real Estate Securities	POSAX			POSIX	PGRKX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX		PMRJX	PMRIX	PRCMX	PMREX
Government Money Market				PGVXX			PGWXX
High Yield	CPHYX	CCHIX		PHYTX			PHYFX
Inflation Protection			PIPJX	PIPIX	PIFPX	PBPPX
International Bond							PIBRX
International Equity				PINIX	PRPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PPUMX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX		PSPJX	PLFIX	PLFMX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PPSFX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMBMX	PMBPX	PMAQX
MidCap S&P 400 Index			PMFJX	MPSIX	PMFMX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PMPRX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX	PINTX
Principal Capital Appreciation	CMNWX			PWCIX	PCAOX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLSMX	PLSPX
Principal LifeTime 2015				LTINX	LTAPX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PTBMX	PTBPX
Principal LifeTime 2025				LTSTX	LTVPX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PTCMX	PTCPX
Principal LifeTime 2035				LTIUX	LTAOX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PTDMX	PTDPX
Principal LifeTime 2045				LTRIX	LTRVX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PTERX	PTEFX
Principal LifeTime 2055				LTFIX	LTFDX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTCX	PLTOX
Principal LifeTime 2065				PLJIX	PLJCX	PLJEX
Principal LifeTime 2070			PLTLX	PLTGX	PLTDX	PLTFX
Principal LifeTime Hybrid Income			PHJFX	PHTFX			PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX			PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX			PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX			PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX			PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX			PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX			PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX			PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX			PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX			PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX			PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX			PLHRX
Principal LifeTime Hybrid 2070			PLKJX	PLKSX			PLKRX

FUNDS OF THE REGISTRANT
(each, a "Fund" and, together, the "Funds")

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-3	R-5	R-6
Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRERX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PBAPX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCBPX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGPX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIPX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGPX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIOX	PSIQX
SmallCap	PLLAX		PSBJX	PSLIX	PSBMX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PPNMX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSSMX	PSSPX	PSPIX
SmallCap Value II			PSMJX	PPVIX	PJARX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX

CALIFORNIA MUNICIPAL FUND
Objective
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Interest Expense (1)	0.14%	0.14%	0.14%
Remainder of Other Expenses	0.06%	0.13%	0.10%
Total Other Expenses	0.20%	0.27%	0.24%
Total Annual Fund Operating Expenses	0.85%	1.67%	0.64%
Expense Reimbursement (2)	N/A	N/A	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.67%	0.60%
(1)Includes interest expense from inverse floaters.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.46% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$459	$636	$829	$1,385
Class C	270	526	907	1,758
Institutional Class	61	201	353	795
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$170	$526	$907	$1,758
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the federal individual alternative minimum tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund invests up to 20% of its net assets in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg California Municipal Bond Index, which as of January 31, 2026 was 6.25 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industrial Revenue Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and, in some cases, their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected, and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	5.67%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(7.07)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	(0.32)%	(0.39)%	1.72%
Class A Return After Taxes on Distributions	(0.32)%	(0.39)%	1.72%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.19%	0.33%	1.95%
Class C Return Before Taxes	1.68%	(0.45)%	1.44%
Institutional Class Return Before Taxes	3.68%	0.62%	2.35%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.25%	0.80%	2.34%
Bloomberg California Municipal Index (reflects no deduction for fees, expenses, or taxes)	4.11%	0.76%	2.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg Municipal Bond Index is the Fund's primary broad-based securities market index. The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James Noble (since 2013), Portfolio Manager
•James Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and California income taxes, a portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal individual alternative minimum tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CORE FIXED INCOME FUND
Objective
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Management Fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.13%	0.09%	0.11%	0.32%	0.26%	0.01%
Total Annual Fund Operating Expenses	0.71%	0.57%	0.44%	0.90%	0.59%	0.34%
Expense Reimbursement (1)	N/A	N/A	(0.01)%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.71%	0.57%	0.43%	0.90%	0.59%	0.34%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$296	$447	$611	$1,088
Class J	158	183	318	714
Institutional Class	44	140	245	554
Class R-3	92	287	498	1,108
Class R-5	60	189	329	738
Class R-6	35	109	191	431
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$58	$183	$318	$714
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, which includes corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products), bank loans, and foreign securities. Investment grade securities are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), at the time of purchase. If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating is used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Aggregate Index, which as of January 31, 2026 was 5.76 years.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.75%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(5.80)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.39%	(1.05)%	1.96%
Class A Return After Taxes on Distributions	2.97%	(2.15)%	0.80%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.58%	(1.26)%	1.00%
Class J Return Before Taxes	6.00%	(0.44)%	2.33%
Institutional Class Return Before Taxes	7.02%	(0.33)%	2.49%
Class R-3 Return Before Taxes	6.62%	(0.77)%	2.01%
Class R-5 Return Before Taxes	6.85%	(0.49)%	2.31%
Class R-6 Return Before Taxes	7.13%	(0.23)%	2.57%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeff Callahan (since 2025), Portfolio Manager
•Bryan C. Davis (since 2025), Portfolio Manager
•John R. Friedl (since 2005), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CORE PLUS BOND FUND
Objective
The Fund seeks to provide current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A
Other Expenses	0.22%	0.24%	0.15%	0.34%	0.28%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	0.82%	0.58%	1.02%	0.71%
Expense Reimbursement (1)	(0.09)%	N/A	(0.09)%	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.81%	0.82%	0.49%	1.02%	0.71%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Class A and 0.48% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$455	$643	$846	$1,433
Class J	184	262	455	1,014
Institutional Class	50	177	315	717
Class R-3	104	325	563	1,248
Class R-5	73	227	395	883

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$84	$262	$455	$1,014
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. Bonds include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund also invests in other debt securities, including foreign securities and emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below-investment-grade securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg US Aggregate Index, which as of January 31, 2026 was 5.76 years. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund enters into dollar roll transactions, which may involve leverage. The Fund invests in derivatives, including Treasury futures, credit index futures, and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.36%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(6.07)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.95%	(1.58)%	1.58%
Class A Return After Taxes on Distributions	1.16%	(2.86)%	0.19%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.72%	(1.72)%	0.64%
Class J Return Before Taxes	6.02%	(0.84)%	1.98%
Institutional Class Return Before Taxes	7.45%	(0.53)%	2.32%
Class R-3 Return Before Taxes	6.83%	(1.04)%	1.78%
Class R-5 Return Before Taxes	7.14%	(0.72)%	2.10%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Bryan C. Davis (since 2022), Portfolio Manager
•John R. Friedl (since 2025), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager
•Tina Paris (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INCOME FUND
Objective
The Fund seeks income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses (1)	0.12%	0.14%	0.12%	0.06%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.07%	1.84%	0.82%	0.76%
Expense Reimbursement (2)	N/A	N/A	(0.09)%	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.07%	1.84%	0.73%	0.73%
(1)Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
(2) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$480	$703	$943	$1,632
Class C	287	579	995	1,957
Institutional Class	75	253	446	1,005
Class R-6	75	240	419	939
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$187	$579	$995	$1,957
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed-income securities, such as investment-grade corporate bonds, high yield bonds (also known as “junk” bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed-income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, determines the Fund's strategic asset allocation among actively managed and passively managed (index) strategies that are executed by PGI and multiple sub-advisors. PGI has considerable latitude in allocating the Fund's assets among the general investment categories listed below. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment-grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. “High yield” securities are below investment grade securities (sometimes called “junk”), which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services and utility industries.

•Diversified portfolio of fixed-income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed-income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Securitized products such as asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index (Passive) Strategy Risk. An index (passive) fund (or passive strategy that is part of a fund) has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between an index strategy’s performance and index performance may also be affected by the type of passive investment approach used (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	8.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.02)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.20%	2.18%	3.80%
Class A Return After Taxes on Distributions	(0.08)%	0.09%	1.82%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.35%	0.80%	2.10%
Class C Return Before Taxes	4.36%	2.18%	3.56%
Institutional Class Return Before Taxes	6.49%	3.29%	4.53%
Class R-6 Return Before Taxes	6.49%	3.32%	4.55%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jessica S. Bush (since 2014), Portfolio Manager
•Benjamin E. Rotenberg (since 2014), Portfolio Manager
•May Tong (since 2021), Portfolio Manager
Sub-Advisors
BlackRock Financial Management, Inc.
Grantham, Mayo, Van Otterloo & Co. LLC
Nuveen Asset Management LLC
PineBridge Investments LLC
Polen Capital Credit, LLC
Post Advisory Group, LLC
Spectrum Asset Management, Inc.
Sub-Sub-Advisor
BlackRock International Limited
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INTERNATIONAL FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses (1)	0.23%	0.22%	0.17%	0.40%	0.34%	0.02%
Total Annual Fund Operating Expenses	1.22%	1.11%	0.91%	1.39%	1.08%	0.76%
Expense Reimbursement (2)	N/A	N/A	(0.05)%	N/A	N/A	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.22%	1.11%	0.86%	1.39%	1.08%	0.76%
(1)Includes 0.01% of expenses associated with consulting fees. The expense is not subject to the contractual expense limit.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class J	213	353	612	1,352
Institutional Class	88	285	499	1,115
Class R-3	142	440	761	1,669
Class R-5	110	343	595	1,317
Class R-6	78	243	422	942
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$113	$353	$612	$1,352
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value).
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (March 1, 2019), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.11)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	24.95%	5.94%	7.22%
Class A Return After Taxes on Distributions	24.19%	4.84%	6.46%
Class A Return After Taxes on Distributions and Sale of Fund Shares	15.70%	4.45%	5.74%
Class J Return Before Taxes	31.33%	7.29%	7.98%
Institutional Class Return Before Taxes	32.66%	7.55%	8.27%
Class R-3 Return Before Taxes	32.05%	7.02%	7.72%
Class R-5 Return Before Taxes	32.41%	7.36%	8.06%
Class R-6 Return Before Taxes	32.73%	7.64%	8.15%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	32.39%	7.91%	8.41%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Paul H. Blankenhagen (since 2003), Portfolio Manager
•George P. Maris (since 2023), Portfolio Manager
•Matthew Peron (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY INCOME FUND
Objective
The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.10%	0.13%	0.09%	0.04%	0.33%	0.27%
Total Annual Fund Operating Expenses	0.85%	1.63%	0.74%	0.54%	1.08%	0.77%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.02)%	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.63%	0.74%	0.52%	1.08%	0.77%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$632	$806	$995	$1,541
Class C	266	514	887	1,724
Class J	176	237	411	918
Institutional Class	53	171	300	675
Class R-3	110	343	595	1,317
Class R-5	79	246	428	954

With respect to Class C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$166	$514	$887	$1,724
Class J	76	237	411	918
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (October 9, 2018), the performance shown in the table for Class J shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class J shares. However, where the adjustment for fees and expenses results in performance for Class J shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used without respect to sales charges. These adjustments result in performance for such periods that is no higher than the historical performance of Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	15.59%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.44)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.89%	8.57%	10.45%
Class A Return After Taxes on Distributions	6.51%	6.91%	9.00%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.94%	6.56%	8.28%
Class C Return Before Taxes	13.32%	8.96%	10.41%
Class J Return Before Taxes	14.32%	9.91%	11.14%
Institutional Class Return Before Taxes	15.60%	10.18%	11.47%
Class R-3 Return Before Taxes	14.95%	9.56%	10.85%
Class R-5 Return Before Taxes	15.29%	9.90%	11.19%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.53%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Daniel R. Coleman (since 2010), Portfolio Manager
•Sarah E. Radecki (since 2021), Portfolio Manager
•Nedret Vidinli (since 2017), Associate Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Objective
The Fund seeks to generate total returns from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Inst.
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Expense Reimbursement (1)	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$87	$271	$471	$1,049
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are tied economically to an emerging market, and in derivatives on such investments. Emerging markets are generally defined to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, and the United States. The Fund also invests in fixed-income securities, including convertible bonds, credit- and index-linked securities, non-registered and restricted securities (including those issued in reliance on Rule 144A and Regulation S), securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iv) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market. Emerging markets include frontier markets.
The Fund uses derivatives to enhance return and to hedge and manage investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund uses forward contracts, futures, options, and swaps. The Fund invests in cash and cash equivalents to support certain of these investments, as well as for other purposes.
The Fund’s investment process focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The Fund uses a top-down portfolio construction process, blending both fundamental and technical considerations. The investment strategy provides considerable flexibility to invest in various asset classes, capital structures, maturities, and currencies.
The Fund invests, without limitation, in high yield securities (also known as “junk”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s holdings range in maturity from overnight to 30 years or more and are not subject to any minimum credit rating standard.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•Defensive Strategy Risk. Because emerging market debt markets are particularly susceptible to adverse market, economic, political, and other conditions, the Fund is more prone to take a defensive position and invest a significant portion of its assets in cash and cash equivalents in response to abnormal market conditions. In taking a large cash position, the Fund’s performance may be adversely affected as the Fund may not be able to benefit from an upswing in the market. Further, the Fund may be unable to pursue or achieve its investment objective when employing such a defensive strategy.
•Frontier Markets Risk. Frontier markets are emerging markets, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging markets are magnified in frontier markets. Frontier markets typically have low trading volumes and the potential for extreme price volatility and illiquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (July 11, 2016).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.76%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(11.00)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	16.04%	4.05%	5.61%
Institutional Class Return After Taxes on Distributions	13.29%	1.57%	3.19%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.49%	1.95%	3.23%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.17%	(2.15)%	0.39%
JPM EMBI Equal Weighted Index[1] (reflects no deduction for fees, expenses, or taxes)	14.05%	1.84%	N/A
Finisterre Emerging Markets Total Return Bond Blended Index (reflects no deduction for fees, expenses, or taxes)	14.05%	1.84%	3.40%
JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	19.26%	1.12%	2.61%
JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	14.30%	1.78%	3.35%
JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	8.73%	2.48%	4.09%
1The JPM EMBI Equal Weighted Index has an inception date of December 31, 2020. Accordingly, index performance is not available for periods prior to that date.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. Effective March 1, 2026, the Fund changed its secondary index to the JPM EMBI Equal Weighted Index because it more closely aligns with the Fund's investment approach. The JPM EMBI Equal Weighted Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Prior to March 1, 2026, the Fund's secondary index was the Finisterre Emerging Markets Total Return Bond Blended Index. Performance of each component of the blended index is also shown. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Damien Buchet (since 2016), Portfolio Manager
•Christopher Watson (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
For Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
For retail investors (i.e. non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on April 13, 2026, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on June 12, 2026, the Finisterre Emerging Markets Total Return Bond Fund will no longer be available for purchases from new investors except in limited circumstances. See the section titled Purchase of Fund Shares in the Fund’s Prospectus for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL EMERGING MARKETS FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses (1)	0.25%	0.25%	0.22%	0.36%	0.30%	0.05%
Total Annual Fund Operating Expenses	1.45%	1.35%	1.17%	1.56%	1.25%	1.00%
Expense Reimbursement (2)	0.00%	(0.04)%	(0.06)%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	1.31%	1.11%	1.56%	1.25%	1.00%
(1)Includes 0.01% of expenses associated with consulting fees. The expense is not subject to the contractual expense limit.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 1.30% for Class J and 1.10% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$983	$1,299	$2,190
Class J	233	424	736	1,620
Institutional Class	113	366	638	1,415
Class R-3	159	493	850	1,856
Class R-5	127	397	686	1,511
Class R-6	102	318	552	1,225
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$133	$424	$736	$1,620
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. The Fund considers “emerging market” to mean any country that is not in the MSCI World Index. Generally, emerging markets include all countries except the United States, Canada, Japan, Australia, Singapore, New Zealand, and most nations located in Western Europe. The Fund also includes Mainland China and its administrative and other districts such as Hong Kong and Macau in its definition of “emerging market.” The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value).
The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Connect program (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen Hong Kong Stock Connect Schemes.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China and its administrative and other districts such as Hong Kong and Macau. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(24.38)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years(1)
Class A Return Before Taxes	28.94%	3.51%	7.18%
Class A Return After Taxes on Distributions	28.16%	3.00%	6.82%
Class A Return After Taxes on Distributions and Sale of Fund Shares	17.50%	2.70%	5.85%
Class J Return Before Taxes	35.63%	4.87%	7.94%
Institutional Class Return Before Taxes	36.86%	5.06%	8.16%
Class R-3 Return Before Taxes	36.26%	4.55%	7.62%
Class R-5 Return Before Taxes	36.69%	4.87%	7.95%
Class R-6 Return Before Taxes	37.01%	5.16%	8.19%
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	33.57%	4.20%	8.42%
(1)During 2019, the Fund experienced a significant one-time gain of approximately $0.11 per share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts shown for periods that include the year ended December 31, 2019 would have been lower.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Daniel Graña (since 2025), Portfolio Manager
•John Paul Lech (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL REAL ESTATE SECURITIES FUND
Objective
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-3	R-5	R-6
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	0.25%	N/A	N/A
Other Expenses	0.23%	0.13%	0.33%	0.27%	0.02%
Total Annual Fund Operating Expenses	1.36%	1.01%	1.46%	1.15%	0.90%
Expense Reimbursement (1)	N/A	(0.07)%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.36%	0.94%	1.46%	1.15%	0.90%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$681	$957	$1,254	$2,095
Institutional Class	96	315	551	1,230
Class R-3	149	462	797	1,746
Class R-5	117	365	633	1,398
Class R-6	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund’s investment policies, a real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund invests in value equity securities and growth equity securities.
The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate-level federal income taxes by meeting certain requirements of the Internal Revenue Code. Some foreign countries have adopted REIT structures that are very similar to those in the U.S. Similarities include pass-through tax treatment and portfolio diversification. Other countries have REIT structures that are significantly different than the structure in the U.S., while some countries have not adopted a REIT-like structure at all.
Under normal market conditions, the Fund holds investments tied economically to at least 3 countries and invests a percentage of its net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage foreign issuers in FTSE EPRA/NAREIT Developed Index minus 10%.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-3 and R-5 shares (March 1, 2016), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.65)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	1.14%	0.12%	2.78%
Class A Return After Taxes on Distributions	0.41%	(0.49)%	1.87%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.92%	(0.04)%	1.90%
Institutional Class Return Before Taxes	7.57%	1.66%	3.77%
Class R-3 Return Before Taxes	6.98%	1.12%	3.24%
Class R-5 Return Before Taxes	7.28%	1.45%	3.58%
Class R-6 Return Before Taxes	7.61%	1.70%	3.80%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
FTSE EPRA NAREIT Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	9.58%	2.76%	3.25%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The MSCI ACWI NR USD Index is the Fund's primary broad-based securities market index. The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•Simon Hedger (since 2007), Portfolio Manager
•Anthony Kenkel (since 2010), Portfolio Manager
•Kelly D. Rush (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT & HIGH QUALITY BOND FUND
Objective
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	N/A	0.25%	N/A
Other Expenses	0.16%	0.23%	0.09%	0.33%	0.27%
Total Annual Fund Operating Expenses	0.80%	0.87%	0.58%	1.07%	0.76%
Expense Reimbursement (1)	N/A	N/A	(0.05)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%	0.87%	0.53%	0.98%	0.67%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for Institutional Class, 0.98% for Class R-3, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$305	$475	$659	$1,193
Class J	189	278	482	1,073
Institutional Class	54	181	319	721
Class R-3	100	331	581	1,298
Class R-5	68	234	414	934

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$89	$278	$482	$1,073
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc. (“Moody’s”). Bonds include, but are not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products). The Fund also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody’s (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Fund invests include MBS trading in the to-be-announced (“TBA”) markets. If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg US Agency Fixed Rate MBS Index, which as of January 31, 2026 was 5.33 years. The Fund is not managed to a particular maturity. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.52%
Lowest return for a quarter during the period of the bar chart above:	Q3 2022	(5.49)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.16%	(0.98)%	0.67%
Class A Return After Taxes on Distributions	3.67%	(1.91)%	(0.39)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.03%	(1.14)%	0.05%
Class J Return Before Taxes	6.56%	(0.58)%	0.86%
Institutional Class Return Before Taxes	7.94%	(0.26)%	1.18%
Class R-3 Return Before Taxes	7.45%	(0.71)%	0.74%
Class R-5 Return Before Taxes	7.65%	(0.40)%	1.04%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg US Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)	8.58%	0.15%	1.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Bryan C. Davis (since 2019), Portfolio Manager
•Zach Gassmann (since 2019), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT MONEY MARKET FUND
Objective
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	0.06%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.22%	0.17%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	0.20%	0.15%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees in an amount equal to all Acquired Fund Fees and Expenses. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Institutional Class Shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$20	$69	$122	$278
Class R-6	15	53	94	215

Principal Investment Strategies
The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds). The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing. Specifically, the Fund will invest in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (which will include instruments with variable or floating interest rates), as well as shares of other government money market funds. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (December 12, 2022), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares.
Life of Fund returns are measured from the date the Fund’s shares were first sold (December 20, 2017).
Total Returns as of December 31
`

Highest return for a quarter during the period of the bar chart above:	Q4 2023	1.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	0.00%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	4.13%	3.11%	2.45%
Class R-6 Return Before Taxes	4.18%	3.15%	2.47%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	1.81%
Bloomberg US Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	4.23%	3.23%	2.62%
The Bloomberg US Aggregate Bond Index is the Fund's primary broad-based securities market index. The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Allison Hitchings (since 2023), Portfolio Manager
•Tracy Reeg (since 2017), Portfolio Manager

Purchase and Sale of Fund Shares
For Institutional Class and Class R-6 shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

HIGH YIELD FUND
Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses	0.14%	0.18%	0.11%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.69%	0.62%	0.52%
Expense Reimbursement (1)	N/A	N/A	(0.01)%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.69%	0.61%	0.52%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expense and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.60% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$651	$855	$1,441
Class C	272	533	918	1,788
Institutional Class	62	198	345	773
Class R-6	53	167	291	653

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$172	$533	$918	$1,788
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond or bank loan has been rated by only one of the rating agencies, that rating will determine the rating of the bond or bank loan; if the bond or bank loan is rated differently by the rating agencies, the highest rating will be used; and if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine the quality of the bond or bank loan. The Fund also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which as of January 31, 2026 was 2.91 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.01)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.71%	3.56%	5.34%
Class A Return After Taxes on Distributions	0.08%	1.20%	2.97%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.59%	1.67%	3.05%
Class C Return Before Taxes	4.85%	3.53%	5.12%
Institutional Class Return Before Taxes	7.03%	4.64%	6.08%
Class R-6 Return Before Taxes	7.13%	4.73%	6.12%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.50%	6.52%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

The Bloomberg US Aggregate Bond Index is the Fund's primary broad-based securities market index. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Mark P. Denkinger (since 2009), Portfolio Manager
•Joshua Rank (since 2015), Portfolio Manager
•Darrin E. Smith (since 2009), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INFLATION PROTECTION FUND
Objective
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5
Management Fees(1)	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A
Other Expenses	0.27%	0.01%	0.33%	0.27%
Total Annual Fund Operating Expenses	0.52%	0.11%	0.68%	0.37%
(1)Fees have been restated to reflect current fees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$153	$167	$291	$653
Institutional Class	11	35	62	141
Class R-3	69	218	379	847
Class R-5	38	119	208	468
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$53	$167	$291	$653
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. government. In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor uses a sampling strategy designed to track the Bloomberg U.S. TIPS Index (the “Index”). The index is composed of investment grade U.S. treasury inflation-protected securities (“TIPS”). As of January 31, 2026, the Index was composed of 47 issues. The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Generally, the Fund makes corresponding changes to its portfolio shortly after Index changes are made public. The Fund typically does not purchase all of the securities in the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of January 31, 2026, was 6.48 years. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Prior to March 1, 2026, the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 1, 2026, may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	4.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(6.33)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.64%	0.77%	2.72%
Institutional Class Return After Taxes on Distributions	4.69%	(1.14)%	1.36%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.93%	(0.18)%	1.53%
Class J Return Before Taxes	5.22%	0.39%	2.17%
Class R-3 Return Before Taxes	6.08%	0.22%	2.15%
Class R-5 Return Before Taxes	6.38%	0.53%	2.46%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	7.01%	1.12%	3.09%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeff Callahan (since 2026), Portfolio Manager
•Zach Gassmann (since 2026), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL BOND FUND
Objective
The Fund seeks to provide current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
R-6
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.53%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.52%
(1)Based on estimated expenses for the current fiscal year.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class R-6	$53	$169
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This Fund is new and does not have a portfolio turnover rate to disclose.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other instruments that have economic characteristics similar to bonds. The Fund invests primarily in non-U.S. dollar-denominated, investment grade bonds of issuers of developed and emerging markets, including China. Bonds include debt obligations of any maturity, such as bonds, notes, bills, and debentures and may be denominated and issued in the local currency or another currency. The Fund's assets are invested in issuers located in at least three countries (excluding the United States) and combined exposure to foreign securities, foreign currencies, and other foreign investments equal to at least 40% of the Fund’s net assets. Investment grade bonds are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), at the time of purchase. If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Global Aggregate ex USD Index, which as of January 31, 2026 was 6.69 years . The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including credit default swaps, currency contracts, forwards contracts, and interest rate swaps for currency hedging purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Frequent Trading Risk. Active and frequent trading of portfolio assets may result in accelerating the realization of taxable gains and losses, lower Fund performance, and increased transaction costs.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The performance is benchmarked against the Bloomberg Global Aggregate ex USD Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeff Callahan (since 2026), Portfolio Manager
•Chee Sin Koh (since 2026), Portfolio Manager
Purchase and Sale of Fund Shares
For Class R-6 shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL EQUITY FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5	R-6
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A	N/A
Other Expenses	0.17%	0.35%	0.29%	0.02%
Total Annual Fund Operating Expenses	0.77%	1.20%	0.89%	0.62%
Expense Reimbursement (1)	0.00%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.77%	1.20%	0.89%	0.62%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.79% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$79	$246	$428	$954
Class R-3	122	381	660	1,455
Class R-5	91	284	493	1,096
Class R-6	63	199	346	774
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund defines equity securities to include common stock, preferred stock, and exchange-traded funds (ETFs) and mutual funds that invest primarily in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities, such as China. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	22.05%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.85)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	35.45%	7.30%	8.03%
Institutional Class Return After Taxes on Distributions	33.96%	5.47%	6.73%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	21.51%	5.37%	6.29%
Class R-3 Return Before Taxes	34.77%	6.79%	7.50%
Class R-5 Return Before Taxes	35.19%	7.13%	7.84%
Class R-6 Return Before Taxes	35.63%	7.41%	8.10%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	32.39%	7.91%	8.41%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Paul H. Blankenhagen (since 2024), Portfolio Manager
•George P. Maris (since 2024), Portfolio Manager
•Matthew Peron (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes R-3, R-5, R-6, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP GROWTH FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.10%	0.05%	0.09%	0.33%	0.27%	0.01%
Total Annual Fund Operating Expenses	0.95%	0.80%	0.69%	1.18%	0.87%	0.61%
Fee Waiver (1)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	0.93%	0.78%	0.67%	1.16%	0.85%	0.59%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$640	$834	$1,045	$1,651
Class J	180	253	442	988
Institutional Class	68	219	382	857
Class R-3	118	373	647	1,430
Class R-5	87	276	480	1,071
Class R-6	60	193	338	760

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$80	$253	$442	$988
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with large market capitalizations. For this Fund, large market capitalization growth equity securities are securities (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of January 30, 2026, this was between approximately $1.2 billion and $4.7 trillion), and (ii) that are included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index. The Fund also invests in equity securities of companies with medium market capitalizations.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(21.61)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.02%	7.92%	13.91%
Class A Return After Taxes on Distributions	1.20%	4.31%	10.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.17%	5.65%	10.84%
Class J Return Before Taxes	10.44%	9.33%	14.80%
Institutional Class Return Before Taxes	11.41%	9.45%	14.96%
Class R-3 Return Before Taxes	10.86%	8.92%	14.39%
Class R-5 Return Before Taxes	11.23%	9.27%	14.76%
Class R-6 Return Before Taxes	11.48%	9.54%	15.04%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
Brown Advisory, LLC
T. Rowe Price Associates, Inc.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP S&P 500 INDEX FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	0.25%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	N/A	0.25%	N/A
Other Expenses	0.08%	0.04%	0.02%	0.33%	0.27%
Total Annual Fund Operating Expenses	0.31%	0.27%	0.10%	0.66%	0.35%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$181	$248	$322	$537
Class J	128	87	152	343
Institutional Class	10	32	56	128
Class R-3	67	211	368	822
Class R-5	36	113	197	443
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$28	$87	$152	$343

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of January 30, 2026, the market capitalization range of the companies comprising the Index was between approximately $5.8 billion and $4.6 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry. The Fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (“1940 Act”), to the approximate extent the Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the share price of a non-diversified fund than would occur in a more diversified fund.
Note:    “Standard & Poor’s 500®” and “S&P 500®” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Non-Diversification Risk. From time to time, the Fund may operate as a non-diversified fund under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s Index. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.38%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.67)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.72%	13.62%	14.15%
Class A Return After Taxes on Distributions	14.96%	12.30%	12.76%
Class A Return After Taxes on Distributions and Sale of Fund Shares	9.82%	10.59%	11.40%
Class J Return Before Taxes	16.49%	14.03%	14.41%
Institutional Class Return Before Taxes	17.74%	14.23%	14.63%
Class R-3 Return Before Taxes	17.07%	13.60%	13.99%
Class R-5 Return Before Taxes	17.42%	13.96%	14.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O’Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective as of the close of the New York Stock Exchange on March 24, 2023, Class C shares will no longer be available for purchase except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP VALUE FUND III
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5
Management Fees (1)	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A
Other Expenses	0.11%	0.02%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.95%	0.71%	1.27%	0.96%
Fee Waiver (2)(3)	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses after Fee Waiver	0.92%	0.68%	1.24%	0.93%
(1)Fees have been restated to reflect current fees.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(3)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by an amount equal to the Fund's acquired fund fees and expenses represented by the Fund's investment in a particular unaffiliated exchange-traded fund that pursues a pure value investment strategy. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$194	$300	$523	$1,164
Institutional Class	69	224	392	880
Class R-3	126	400	694	1,531
Class R-5	95	303	528	1,175
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$94	$300	$523	$1,164

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in value companies with large market capitalizations. For this Fund, value companies with large market capitalizations are those (i) with market capitalizations within the range of companies comprising the Russell 1000® Index (as of January 30, 2026, this range was between approximately $1.2 billion and $4.7 trillion), and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund also invests in equity securities of companies with medium market capitalizations and in other investment companies (for example, an exchange-traded fund (ETF)).
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Value Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	16.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(26.91)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	10.91%	10.53%	10.36%
Institutional Class Return After Taxes on Distributions	6.10%	7.98%	8.31%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.73%	8.03%	8.07%
Class J Return Before Taxes	9.70%	10.23%	10.04%
Class R-3 Return Before Taxes	10.34%	9.91%	9.74%
Class R-5 Return Before Taxes	10.60%	10.25%	10.08%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.53%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors)
Westwood Management Corp.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5	R-6
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.09%	0.15%	0.05%	0.11%	0.32%	0.26%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.71%	0.76%	0.67%	1.13%	0.82%	0.57%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$637	$821	$1,021	$1,597
Class C	274	539	928	1,804
Class J	178	243	422	942
Institutional Class	68	214	373	835
Class R-3	115	359	622	1,375
Class R-5	84	262	455	1,014
Class R-6	58	183	318	714
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$174	$539	$928	$1,804
Class J	78	243	422	942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap). For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of January 30, 2026, this was between approximately $1.2 billion and $88.7 billion). The Fund also invests in foreign securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	24.72%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.89)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	(4.24)%	6.62%	11.46%
Class A Return After Taxes on Distributions	(5.54)%	5.49%	10.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.56)%	5.09%	9.22%
Class C Return Before Taxes	(0.43)%	6.98%	11.42%
Class J Return Before Taxes	0.51%	7.99%	12.27%
Institutional Class Return Before Taxes	1.56%	8.11%	12.40%
Class R-3 Return Before Taxes	1.09%	7.60%	11.87%
Class R-5 Return Before Taxes	1.44%	7.94%	12.22%
Class R-6 Return Before Taxes	1.65%	8.20%	12.43%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)	10.60%	8.67%	11.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•K. William Nolin (since 2000), Portfolio Manager
•Tom Rozycki (since 2013), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on August 15, 2013, the MidCap Fund is no longer available for purchases from new investors, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP S&P 400 INDEX FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.08%	0.10%	0.33%	0.27%	0.01%
Total Annual Fund Operating Expenses	0.38%	0.25%	0.73%	0.42%	0.16%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$139	$122	$213	$480
Institutional Class	26	80	141	318
Class R-3	75	233	406	906
Class R-5	43	135	235	530
Class R-6	16	52	90	205
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$39	$122	$213	$480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of January 30, 2026, the market capitalization range of the companies comprising the Index was between approximately $1.8 billion and $35.5 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry.
Note:    “Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	24.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.79)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	7.22%	8.84%	10.46%
Institutional Class Return After Taxes on Distributions	4.96%	6.61%	8.36%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.64%	6.58%	8.05%
Class J Return Before Taxes	6.09%	8.68%	10.26%
Class R-3 Return Before Taxes	6.72%	8.31%	9.91%
Class R-5 Return Before Taxes	7.07%	8.65%	10.25%
Class R-6 Return Before Taxes	7.31%	8.92%	10.47%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O’Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP VALUE FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.18%	0.09%	0.11%	0.32%	0.26%	0.01%
Total Annual Fund Operating Expenses	1.08%	0.89%	0.76%	1.22%	0.91%	0.66%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%	(0.07)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.06%	0.87%	0.69%	1.20%	0.89%	0.64%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$652	$873	$1,111	$1,793
Class J	189	282	491	1,094
Institutional Class	70	236	415	936
Class R-3	122	385	668	1,476
Class R-5	91	288	502	1,118
Class R-6	65	209	366	821
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$89	$282	$491	$1,094
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of value companies with medium market capitalizations (MidCap). For this Fund, value companies with medium market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of January 30, 2026, this range was between approximately $1.2 billion and $88.7 billion), and (ii) included within at least one of the following value indices: the MSCI All Country World IMI Value Index, the S&P 1500 Value Index, or the Russell 3000 Value Index. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell MidCap® Value Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and R-6 shares (April 2, 2019), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of the newer class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.14%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.46)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.09%	10.23%	9.96%
Institutional Class Return After Taxes on Distributions	4.38%	7.67%	7.91%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.83%	7.64%	7.60%
Class A Return Before Taxes	(0.14)%	8.60%	8.94%
Class J Return Before Taxes	4.89%	10.05%	9.72%
Class R-3 Return Before Taxes	5.51%	9.70%	9.41%
Class R-5 Return Before Taxes	5.87%	10.04%	9.75%
Class R-6 Return Before Taxes	6.06%	10.30%	10.03%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)	11.05%	9.83%	9.78%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
Los Angeles Capital Management LLC
Victory Capital Management Inc.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUND
Objective
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J
Management Fees	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.00%	0.15%
Other Expenses	0.07%	0.04%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.47%	0.59%
Fee Waiver and Expense Reimbursement (1)(2)	0.00%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.47%	0.44%
(1)Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$148	$151	$263	$591
Class J	145	174	314	724
With respect to Classes A and J shares, you would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$48	$151	$263	$591
Class J	45	174	314	724

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities, and the U.S. government. Such instruments include certificates of deposit, banker’s acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Discretionary Liquidity Fee Risk. The Fund may charge a liquidity fee of up to 2% of the value of shares redeemed if the Fund’s Board of Directors (or PGI, in accordance with Board-approved guidelines) determines that doing so is in the best interests of the Fund. Accordingly, your redemptions from the Fund may be subject to a liquidity fee when you sell your shares at certain times.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31
`

Highest return for a quarter during the period of the bar chart above:	Q4 2023	1.28%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	0.00%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.98%	2.97%	1.93%
Class J Return Before Taxes	3.01%	3.00%	1.91%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg US Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	4.23%	3.23%	2.21%
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Allison Hitchings (since 2023), Portfolio Manager
•Tracy Reeg (since 2004), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
The Money Market Fund is operated as a retail money market fund, and as such, has adopted policies and procedures reasonably designed to limit all beneficial owners to natural persons. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERSEAS FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3
Management Fees	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.06%	0.35%
Total Annual Fund Operating Expenses	0.94%	1.48%
Fee Waiver and Expense Reimbursement (1)(2)	(0.03)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.91%	1.46%
(1)Principal Global Investors, LLC ("PGI") has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$93	$297	$517	$1,152
Class R-3	149	466	806	1,767
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office outside the U.S.; (ii) the principal trading market for the security is a trading market outside the U.S.; (iii) the issuer or guarantor of the security derives a majority of its revenue from outside the U.S.; or (iv) the currency of settlement of the security is the currency of a country outside of the U.S.
The Fund invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the MSCI EAFE Value Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). The Schedule of Investments included in the Fund’s annual and semi-annual reports identify the countries in which the Fund had invested, as of the date of the reports; to the extent a Fund has significant investments in issuers or securities tied to a certain country or region, it will be particularly susceptible to economic, political, regulatory or other events or conditions affecting such country or region.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	23.03%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(31.40)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	40.11%	12.94%	9.25%
Institutional Class Return After Taxes on Distributions	36.83%	10.20%	7.52%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	25.60%	9.53%	7.07%
Class R-3 Return Before Taxes	39.31%	12.31%	8.64%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	42.25%	13.36%	8.69%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

The MSCI EAFE Index is the Fund's primary broad-based securities market index. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors)
Causeway Capital Management LLC
Purchase and Sale of Fund Shares
For Classes R-3 and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL CAPITAL APPRECIATION FUND
Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-3	R-5
Management Fees	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	0.25%	N/A
Other Expenses	0.07%	0.04%	0.33%	0.27%
Total Annual Fund Operating Expenses	0.73%	0.45%	0.99%	0.68%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$620	$771	$934	$1,407
Institutional Class	46	144	252	567
Class R-3	101	315	547	1,213
Class R-5	69	218	379	847
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization over $10 billion at the time of purchase. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.46)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.97%	12.42%	13.54%
Class A Return After Taxes on Distributions	4.90%	11.11%	11.17%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.58%	9.70%	10.33%
Institutional Class Return Before Taxes	13.53%	14.04%	14.57%
Class R-3 Return Before Taxes	12.92%	13.42%	13.93%
Class R-5 Return Before Taxes	13.26%	13.77%	14.28%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Daniel R. Coleman (since 2010), Portfolio Manager
•Theodore Jayne (since 2015), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective as of the close of the New York Stock Exchange on March 24, 2023, Class C shares will no longer be available for purchase except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective
The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A
Other Expenses	0.13%	0.03%	0.02%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	0.84%	0.64%	0.48%	1.04%	0.73%
Expense Reimbursement (1)	0.00%	N/A	(0.02)%	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.84%	0.64%	0.46%	1.04%	0.73%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A and 0.00% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$458	$633	$823	$1,373
Class J	165	205	357	798
Institutional Class	47	152	267	602
Class R-3	106	331	574	1,271
Class R-5	75	233	406	906

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$65	$205	$357	$798
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.31%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.45)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.96%	2.32%	4.21%
Class A Return After Taxes on Distributions	4.18%	0.81%	2.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.96%	1.32%	2.82%
Class J Return Before Taxes	9.35%	3.30%	4.79%
Institutional Class Return Before Taxes	10.47%	3.47%	4.98%
Class R-3 Return Before Taxes	9.84%	2.89%	4.40%
Class R-5 Return Before Taxes	10.30%	3.23%	4.73%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	11.66%	4.15%	5.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2015 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses	0.03%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	0.49%	1.04%	0.73%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$157	$274	$616
Class R-3	106	331	574	1,271
Class R-5	75	233	406	906
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.02%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.54)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	10.59%	4.02%	6.07%
Institutional Class Return After Taxes on Distributions	7.14%	1.71%	3.81%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.71%	2.53%	4.19%
Class R-3 Return Before Taxes	9.96%	3.44%	5.49%
Class R-5 Return Before Taxes	10.31%	3.75%	5.81%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	12.15%	4.91%	6.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2008), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-3, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2020 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A
Other Expenses	0.08%	0.02%	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.80%	0.64%	0.48%	1.04%	0.73%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$454	$621	$803	$1,328
Class J	165	205	357	798
Institutional Class	49	154	269	604
Class R-3	106	331	574	1,271
Class R-5	75	233	406	906
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$65	$205	$357	$798

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.66)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.77%	3.49%	5.96%
Class A Return After Taxes on Distributions	4.02%	1.30%	4.02%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.13%	2.18%	4.22%
Class J Return Before Taxes	10.15%	4.46%	6.57%
Institutional Class Return Before Taxes	11.31%	4.63%	6.74%
Class R-3 Return Before Taxes	10.63%	4.04%	6.13%
Class R-5 Return Before Taxes	11.00%	4.36%	6.47%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	12.72%	5.35%	6.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2025 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	0.49%	1.05%	0.74%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$157	$274	$616
Class R-3	107	334	579	1,283
Class R-5	76	237	411	918
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.07%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(13.80)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	12.14%	5.27%	7.45%
Institutional Class Return After Taxes on Distributions	8.65%	3.08%	5.55%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.76%	3.56%	5.44%
Class R-3 Return Before Taxes	11.51%	4.68%	6.84%
Class R-5 Return Before Taxes	11.80%	4.99%	7.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	13.98%	6.07%	7.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2008), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-3, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2030 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A
Other Expenses	0.07%	0.02%	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	0.82%	0.67%	0.51%	1.07%	0.76%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$456	$627	$813	$1,350
Class J	168	214	373	835
Institutional Class	52	164	285	640
Class R-3	109	340	590	1,306
Class R-5	78	243	422	942
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$68	$214	$373	$835

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.42%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.80)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.69%	4.76%	7.27%
Class A Return After Taxes on Distributions	6.03%	2.75%	5.44%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.33%	3.24%	5.34%
Class J Return Before Taxes	12.04%	5.76%	7.89%
Institutional Class Return Before Taxes	13.23%	5.93%	8.07%
Class R-3 Return Before Taxes	12.56%	5.33%	7.46%
Class R-5 Return Before Taxes	12.97%	5.67%	7.79%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	15.13%	7.07%	8.41%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2035 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	0.53%	1.09%	0.78%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$170	$296	$665
Class R-3	111	347	601	1,329
Class R-5	80	249	433	966
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.13%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.37)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	14.24%	6.67%	8.71%
Institutional Class Return After Taxes on Distributions	11.54%	4.78%	6.90%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.65%	4.76%	6.53%
Class R-3 Return Before Taxes	13.66%	6.06%	8.10%
Class R-5 Return Before Taxes	13.93%	6.39%	8.42%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	16.80%	8.19%	9.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2008), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes R-3, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2040 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A
Other Expenses	0.09%	0.03%	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	0.88%	0.72%	0.55%	1.11%	0.80%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$635	$815	$1,011	$1,575
Class J	174	230	401	894
Institutional Class	56	176	307	689
Class R-3	113	353	612	1,352
Class R-5	82	255	444	990
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$74	$230	$401	$894

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.96%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.87)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.87%	6.00%	8.36%
Class A Return After Taxes on Distributions	6.20%	4.00%	6.48%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.60%	4.27%	6.26%
Class J Return Before Taxes	14.41%	7.40%	9.18%
Institutional Class Return Before Taxes	15.55%	7.59%	9.37%
Class R-3 Return Before Taxes	14.96%	6.98%	8.75%
Class R-5 Return Before Taxes	15.26%	7.31%	9.09%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	18.20%	9.18%	10.06%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2045 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	0.57%	1.13%	0.82%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$58	$183	$318	$714
Class R-3	115	359	622	1,375
Class R-5	84	262	455	1,014
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.90%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.94)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.65%	8.30%	9.86%
Institutional Class Return After Taxes on Distributions	13.97%	6.43%	8.15%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.28%	6.11%	7.57%
Class R-3 Return Before Taxes	16.02%	7.68%	9.25%
Class R-5 Return Before Taxes	16.32%	8.01%	9.57%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	19.48%	9.84%	10.54%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2008), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-3, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2050 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A
Other Expenses	0.13%	0.06%	0.01%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	0.96%	0.79%	0.59%	1.15%	0.84%
Expense Reimbursement (1)	0.00%	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.96%	0.79%	0.59%	1.15%	0.84%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$643	$839	$1,052	$1,663
Class J	181	252	439	978
Institutional Class	60	189	329	738
Class R-3	117	365	633	1,398
Class R-5	86	268	466	1,037

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$81	$252	$439	$978
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.45%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.88)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.71%	7.19%	9.21%
Class A Return After Taxes on Distributions	8.19%	5.33%	7.51%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.79%	5.27%	7.04%
Class J Return Before Taxes	16.31%	8.58%	9.99%
Institutional Class Return Before Taxes	17.51%	8.80%	10.23%
Class R-3 Return Before Taxes	16.82%	8.19%	9.62%
Class R-5 Return Before Taxes	17.23%	8.53%	9.96%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	19.56%	10.13%	10.79%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2055 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses	0.01%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	0.59%	1.16%	0.85%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$60	$189	$329	$738
Class R-3	118	368	638	1,409
Class R-5	87	271	471	1,049
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.46)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	17.77%	8.95%	10.37%
Institutional Class Return After Taxes on Distributions	15.27%	7.23%	8.84%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.93%	6.69%	8.08%
Class R-3 Return Before Taxes	17.09%	8.35%	9.75%
Class R-5 Return Before Taxes	17.41%	8.68%	10.09%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	20.06%	10.27%	10.91%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2008), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-3, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2060 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A
Other Expenses	0.20%	0.01%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	0.93%	0.59%	1.16%	0.85%
Expense Reimbursement (1)	0.00%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.93%	0.59%	1.16%	0.85%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$195	$296	$515	$1,143
Institutional Class	60	189	329	738
Class R-3	118	368	638	1,409
Class R-5	87	271	471	1,049
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$95	$296	$515	$1,143

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.80)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	17.73%	9.02%	10.43%
Institutional Class Return After Taxes on Distributions	15.34%	7.37%	9.01%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.85%	6.76%	8.17%
Class J Return Before Taxes	16.37%	8.64%	10.04%
Class R-3 Return Before Taxes	17.08%	8.41%	9.81%
Class R-5 Return Before Taxes	17.49%	8.76%	10.15%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	19.94%	10.26%	10.98%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2013), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2065 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A
Other Expenses	0.03%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	0.61%	1.16%	0.85%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$62	$195	$340	$762
Class R-3	118	368	638	1,409
Class R-5	87	271	471	1,049
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 6, 2017).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.50%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.97)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	17.74%	9.01%	10.17%
Institutional Class Return After Taxes on Distributions	15.73%	7.65%	8.94%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.63%	6.80%	7.91%
Class R-3 Return Before Taxes	17.03%	8.41%	9.59%
Class R-5 Return Before Taxes	17.43%	8.75%	9.93%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.49%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	20.17%	10.43%	10.66%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2017), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-3, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2070 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A
Other Expenses	3.21%	0.07%	0.36%	0.30%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	3.94%	0.65%	1.19%	0.88%
Expense Reimbursement (1)	(3.06)%	(0.02)%	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	0.63%	1.19%	0.88%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.62% for Class R-3, and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$190	$919	$1,766	$3,963
Institutional Class	64	206	360	809
Class R-3	121	378	654	1,443
Class R-5	90	281	488	1,084
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$90	$919	$1,766	$3,963

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 1, 2023).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2025	9.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 2024	(1.69)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	Life of Fund
Institutional Class Return Before Taxes	17.65%	16.42%
Institutional Class Return After Taxes on Distributions	16.17%	15.40%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.23%	12.69%
Class J Return Before Taxes	16.31%	16.38%
Class R-3 Return Before Taxes	16.98%	15.75%
Class R-5 Return Before Taxes	17.35%	16.15%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	21.98%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	20.17%	17.68%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2023), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2023), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective
The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.04%	0.34%	0.07%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.48%	0.63%	0.36%
Expense Reimbursement (1)	N/A	(0.29)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%	0.34%	0.31%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$149	$154	$269	$604
Institutional Class	35	172	322	759
Class R-6	32	111	197	451
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$49	$154	$269	$604

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.43%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.44)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.15%	3.83%	4.99%
Institutional Class Return After Taxes on Distributions	9.44%	2.37%	3.73%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.87%	2.46%	3.46%
Class J Return Before Taxes	10.08%	3.65%	4.78%
Class R-6 Return Before Taxes	11.26%	3.87%	5.03%
Bloomberg US. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	11.66%	4.15%	5.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.03%	0.17%	0.07%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.47%	0.46%	0.36%
Expense Reimbursement (1)	N/A	(0.12)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.47%	0.34%	0.31%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$148	$151	$263	$591
Institutional Class	35	136	246	568
Class R-6	32	111	197	451
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$48	$151	$263	$591

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.79%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.93)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.23%	4.39%	6.13%
Institutional Class Return After Taxes on Distributions	9.60%	2.94%	4.88%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.94%	2.91%	4.43%
Class J Return Before Taxes	10.01%	4.24%	5.93%
Class R-6 Return Before Taxes	11.24%	4.43%	6.17%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	12.15%	4.91%	6.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.02%	0.10%	0.02%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.46%	0.39%	0.31%
Expense Reimbursement (1)	N/A	(0.05)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.46%	0.34%	0.31%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$147	$148	$258	$579
Institutional Class	35	120	214	488
Class R-6	32	100	174	393
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$47	$148	$258	$579

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.16%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(10.35)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	12.09%	5.12%	6.88%
Institutional Class Return After Taxes on Distributions	10.00%	3.49%	5.53%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.73%	3.47%	5.05%
Class J Return Before Taxes	10.97%	4.99%	6.69%
Class R-6 Return Before Taxes	12.13%	5.16%	6.91%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	12.72%	5.35%	6.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.01%	0.08%	0.02%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.44%	0.36%	0.30%
Expense Reimbursement (1)	N/A	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.44%	0.33%	0.30%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$145	$141	$246	$555
Institutional Class	34	113	199	453
Class R-6	31	97	169	381
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$45	$141	$246	$555

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.50)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.12%	5.87%	7.63%
Institutional Class Return After Taxes on Distributions	11.37%	4.38%	6.38%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.20%	4.10%	5.72%
Class J Return Before Taxes	12.01%	5.74%	7.45%
Class R-6 Return Before Taxes	13.15%	5.88%	7.64%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	13.98%	6.07%	7.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.02%	0.06%	0.01%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.45%	0.34%	0.29%
Expense Reimbursement (1)	N/A	(0.01)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%	0.33%	0.29%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$146	$144	$252	$567
Institutional Class	34	108	190	430
Class R-6	30	93	163	368
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$46	$144	$252	$567

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.20%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(14.39)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	14.41%	6.61%	8.36%
Institutional Class Return After Taxes on Distributions	12.80%	5.13%	7.09%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.00%	4.72%	6.35%
Class J Return Before Taxes	13.27%	6.49%	8.16%
Class R-6 Return Before Taxes	14.46%	6.65%	8.39%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	15.13%	7.07%	8.41%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.02%	0.07%	0.02%
Acquired Fund Fees and Expenses	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.44%	0.34%	0.29%
Expense Reimbursement (1)	N/A	(0.02)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement	0.44%	0.32%	0.29%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$145	$141	$246	$555
Institutional Class	33	107	189	429
Class R-6	30	93	163	368
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$45	$141	$246	$555

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(16.18)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	15.57%	7.53%	9.11%
Institutional Class Return After Taxes on Distributions	13.97%	6.08%	7.89%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.74%	5.49%	7.03%
Class J Return Before Taxes	14.51%	7.41%	8.90%
Class R-6 Return Before Taxes	15.66%	7.58%	9.15%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	16.80%	8.19%	9.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.03%	0.06%	0.02%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.47%	0.35%	0.31%
Expense Reimbursement (1)	N/A	(0.01)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement	0.47%	0.34%	0.31%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$148	$151	$263	$591
Institutional Class	35	112	196	442
Class R-6	32	100	174	393
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$48	$151	$263	$591

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	16.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.67)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	17.24%	8.62%	9.85%
Institutional Class Return After Taxes on Distributions	15.75%	7.21%	8.64%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.79%	6.39%	7.68%
Class J Return Before Taxes	16.14%	8.48%	9.63%
Class R-6 Return Before Taxes	17.25%	8.65%	9.89%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	18.20%	9.18%	10.06%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.04%	0.08%	0.02%
Acquired Fund Fees and Expenses	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	0.49%	0.38%	0.32%
Expense Reimbursement (1)	N/A	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.35%	0.32%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$150	$157	$274	$616
Institutional Class	36	119	210	477
Class R-6	33	103	180	406
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$50	$157	$274	$616

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table for is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.28%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.83)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	18.53%	9.47%	10.44%
Institutional Class Return After Taxes on Distributions	16.94%	8.06%	9.27%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.68%	7.11%	8.23%
Class J Return Before Taxes	17.40%	9.30%	10.22%
Class R-6 Return Before Taxes	18.61%	9.50%	10.48%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	19.48%	9.84%	10.54%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.06%	0.08%	0.02%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.52%	0.39%	0.33%
Expense Reimbursement (1)	N/A	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.52%	0.36%	0.33%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$153	$167	$291	$653
Institutional Class	37	122	216	490
Class R-6	34	106	185	418
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$53	$167	$291	$653

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.00%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.78)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	19.63%	10.11%	10.88%
Institutional Class Return After Taxes on Distributions	18.10%	8.75%	9.73%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.38%	7.66%	8.62%
Class J Return Before Taxes	18.46%	9.91%	10.65%
Class R-6 Return Before Taxes	19.66%	10.14%	10.90%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	19.56%	10.13%	10.79%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Share

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.11%	0.10%	0.03%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.57%	0.41%	0.34%
Expense Reimbursement (1)	N/A	(0.05)%	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.57%	0.36%	0.33%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$158	$183	$318	$714
Institutional Class	37	127	225	513
Class R-6	34	108	190	430
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$58	$183	$318	$714

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.35%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.52)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	19.88%	10.27%	11.02%
Institutional Class Return After Taxes on Distributions	18.45%	8.98%	9.94%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.51%	7.81%	8.78%
Class J Return Before Taxes	18.59%	10.00%	10.75%
Class R-6 Return Before Taxes	19.94%	10.31%	11.05%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	20.06%	10.27%	10.91%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.20%	0.16%	0.05%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.66%	0.47%	0.36%
Expense Reimbursement (1)	(0.05)%	(0.11)%	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%	0.36%	0.33%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$162	$206	$363	$818
Institutional Class	37	140	252	581
Class R-6	34	113	199	453
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$62	$206	$363	$818

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.71%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.90)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	19.90%	10.32%	11.14%
Institutional Class Return After Taxes on Distributions	18.54%	9.12%	10.12%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.49%	7.88%	8.89%
Class J Return Before Taxes	18.62%	10.05%	10.85%
Class R-6 Return Before Taxes	19.92%	10.35%	11.16%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	19.94%	10.26%	10.98%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2014), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2065 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.38%	0.55%	0.11%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.84%	0.86%	0.42%
Expense Reimbursement (1)	(0.23)%	(0.50)%	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%	0.36%	0.33%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$162	$245	$443	$1,016
Institutional Class	37	224	428	1,014
Class R-6	34	126	226	521
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$62	$245	$443	$1,016

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 6, 2017).
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table for Class J shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class J shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 6, 2017.
During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher. During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.10)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	19.91%	10.36%	10.79%
Institutional Class Return After Taxes on Distributions	18.68%	9.33%	9.84%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.40%	7.95%	8.51%
Class J Return Before Taxes	18.62%	10.06%	10.49%
Class R-6 Return Before Taxes	19.88%	10.38%	10.82%	(1)(2)
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.49%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	20.17%	10.43%	10.66%
(1)During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher.
(2)During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2017), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2017), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2070 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	1.34%	1.60%	0.79%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.80%	1.91%	1.10%
Expense Reimbursement (1)	(1.19)%	(1.55)%	(0.77)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%	0.36%	0.33%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$162	$450	$863	$2,018
Institutional Class	37	449	887	2,106
Class R-6	34	273	531	1,271
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$62	$450	$863	$2,018

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Exchange-Traded Funds (“PETF”) and Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative as the Fund reaches its stated target year and the Fund’s strategy becomes more risk adverse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 1, 2023).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2025	9.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 2025	(1.56)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	Life of Fund
Institutional Class Return Before Taxes	19.86%	18.10%
Institutional Class Return After Taxes on Distributions	18.84%	17.23%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.21%	14.03%
Class J Return Before Taxes	18.53%	18.33%
Class R-6 Return Before Taxes	19.83%	18.15%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	21.98%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	20.17%	17.68%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2023), Portfolio Manager
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•Scott Smith (since 2023), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

REAL ESTATE SECURITIES FUND
Objective
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5	R-6
Management Fees	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.15%	0.28%	0.15%	0.11%	0.33%	0.27%	0.02%
Total Annual Fund Operating Expenses	1.19%	2.07%	1.09%	0.90%	1.37%	1.06%	0.81%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.04)%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.19%	2.07%	1.09%	0.86%	1.37%	1.06%	0.81%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, he Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class C	310	649	1,114	2,174
Class J	211	347	601	1,329
Institutional Class	88	283	495	1,104
Class R-3	139	434	750	1,646
Class R-5	108	337	585	1,294
Class R-6	83	259	450	1,002
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$210	$649	$1,114	$2,174
Class J	111	347	601	1,329
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large). The Fund invests in growth and value equity securities. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.76)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	(4.69)%	3.26%	4.92%
Class A Return After Taxes on Distributions	(5.41)%	2.34%	3.95%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.61)%	2.32%	3.62%
Class C Return Before Taxes	(1.02)%	3.57%	4.84%
Class J Return Before Taxes	0.00%	4.56%	5.65%
Institutional Class Return Before Taxes	1.20%	4.79%	5.89%
Class R-3 Return Before Taxes	0.69%	4.27%	5.37%
Class R-5 Return Before Taxes	1.02%	4.59%	5.69%
Class R-6 Return Before Taxes	1.25%	4.85%	5.90%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)	2.27%	4.85%	5.77%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•Keith Bokota (since 2013), Portfolio Manager
•Anthony Kenkel (since 2012), Portfolio Manager
•Kelly D. Rush (since 2000), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective
The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.07%	0.09%	0.03%	0.02%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.05%	1.82%	0.91%	0.75%	1.31%	1.00%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$651	$866	$1,098	$1,762
Class C	285	573	985	1,935
Class J	193	290	504	1,120
Institutional Class	77	240	417	930
Class R-3	133	415	718	1,579
Class R-5	102	318	552	1,225
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$185	$573	$985	$1,935
Class J	93	290	504	1,120

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.7% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.09%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.43)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.32%	5.66%	7.25%
Class A Return After Taxes on Distributions	4.44%	3.73%	5.53%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.76%	4.02%	5.37%
Class C Return Before Taxes	11.73%	6.04%	7.20%
Class J Return Before Taxes	12.71%	7.02%	8.03%
Institutional Class Return Before Taxes	13.88%	7.19%	8.19%
Class R-3 Return Before Taxes	13.29%	6.59%	7.59%
Class R-5 Return Before Taxes	13.63%	6.93%	7.93%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	16.22%	6.57%	7.96%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	15.26%	7.15%	8.61%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% MSCI ACWI Index NTR and 40% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Balanced Blended Index were as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.07%	0.12%	0.02%	0.03%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.02%	1.82%	0.87%	0.73%	1.28%	0.97%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$648	$857	$1,082	$1,729
Class C	285	573	985	1,927
Class J	189	278	482	1,073
Institutional Class	75	233	406	906
Class R-3	130	406	702	1,545
Class R-5	99	309	536	1,190
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$185	$573	$985	$1,927
Class J	89	278	482	1,073

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.3% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.74)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.07%	3.46%	5.33%
Class A Return After Taxes on Distributions	2.79%	1.98%	3.93%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.91%	2.29%	3.80%
Class C Return Before Taxes	9.36%	3.83%	5.29%
Class J Return Before Taxes	10.44%	4.83%	6.12%
Institutional Class Return Before Taxes	11.62%	4.96%	6.26%
Class R-3 Return Before Taxes	10.97%	4.39%	5.68%
Class R-5 Return Before Taxes	11.38%	4.72%	6.01%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	13.21%	4.26%	6.02%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	12.59%	4.64%	6.45%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Balanced Blended Index to the following because such weightings more closely align with the Fund's investment approach: 60% Bloomberg US Aggregate Index and 40% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Conservative Balanced Blended Index were as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).

Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.07%	0.09%	0.03%	0.03%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.08%	1.85%	0.94%	0.79%	1.34%	1.03%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class C	288	582	1,001	1,968
Class J	196	300	520	1,155
Institutional Class	81	252	439	978
Class R-3	136	425	734	1,613
Class R-5	105	328	569	1,259
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$188	$582	$1,001	$1,968
Class J	96	300	520	1,155

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.9% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.98%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.15)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.85%	7.37%	8.90%
Class A Return After Taxes on Distributions	5.54%	5.33%	7.05%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.26%	5.44%	6.77%
Class C Return Before Taxes	13.24%	7.74%	8.84%
Class J Return Before Taxes	14.33%	8.77%	9.69%
Institutional Class Return Before Taxes	15.44%	8.93%	9.86%
Class R-3 Return Before Taxes	14.88%	8.33%	9.26%
Class R-5 Return Before Taxes	15.22%	8.66%	9.59%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	19.26%	8.88%	9.87%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	17.95%	9.66%	10.73%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Conservative Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 80% MSCI ACWI Index NTR and 20% Bloomberg US Aggregate Index. Prior to March 1, 2026, the components and weightings of the SAM Conservative Growth Blended Index were as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.07%	0.11%	0.02%	0.05%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.00%	1.79%	0.85%	0.73%	1.26%	0.95%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$473	$681	$907	$1,554
Class C	282	563	970	1,897
Class J	187	271	471	1,049
Institutional Class	75	233	406	906
Class R-3	128	400	692	1,523
Class R-5	97	303	525	1,166
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$182	$563	$970	$1,897
Class J	87	271	471	1,049

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.9% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, corporate bonds, and U.S. government securities;
•between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.81)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.42%	2.42%	4.27%
Class A Return After Taxes on Distributions	4.14%	1.23%	3.02%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.41%	1.45%	2.90%
Class C Return Before Taxes	7.70%	2.42%	4.03%
Class J Return Before Taxes	8.73%	3.38%	4.84%
Institutional Class Return Before Taxes	9.88%	3.51%	4.97%
Class R-3 Return Before Taxes	9.23%	2.95%	4.41%
Class R-5 Return Before Taxes	9.64%	3.27%	4.73%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	10.98%	2.52%	4.53%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	10.44%	2.81%	4.87%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Flexible Income Blended Index to the following because such weightings more closely align with the Fund's investment approach: 75% Bloomberg US Aggregate Index and 25% MSCI ACWI Index NTR. Prior to March 1, 2026, the components and weightings of the SAM Flexible Income Blended Index were as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.07%	0.11%	0.04%	0.03%	0.33%	0.27%
Acquired Fund Fees and Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.11%	1.90%	0.98%	0.82%	1.37%	1.06%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$657	$883	$1,128	$1,827
Class C	293	597	1,026	2,016
Class J	200	312	542	1,201
Institutional Class	84	262	455	1,014
Class R-3	139	434	750	1,646
Class R-5	108	337	585	1,294
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$193	$597	$1,026	$2,016
Class J	100	312	542	1,201

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.8% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.17%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.15)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.06%	8.53%	9.92%
Class A Return After Taxes on Distributions	7.15%	6.73%	8.05%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.90%	6.45%	7.61%
Class C Return Before Taxes	14.57%	8.89%	9.86%
Class J Return Before Taxes	15.64%	9.93%	10.72%
Institutional Class Return Before Taxes	16.86%	10.11%	10.90%
Class R-3 Return Before Taxes	16.16%	9.49%	10.29%
Class R-5 Return Before Taxes	16.55%	9.84%	10.63%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)	21.57%	10.61%	11.26%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.34%	11.19%	11.72%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	20.15%	11.49%	12.22%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	31.22%	8.92%	8.18%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Effective March 1, 2026, the Fund changed its primary broad-based securities market index to the MSCI ACWI Index NTR because it more closely aligns with the Fund's investment approach. Prior to March 1, 2026, the Fund's primary broad-based securities market index was the Russell 3000 Index. The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. Effective as of March 1, 2026, the Fund changed the weightings of the SAM Strategic Growth Blended Index to the following because such weightings more closely align with the Fund's investment approach: 95% MSCI ACWI Index NTR and 5% Bloomberg US Aggregate Index. Prior to March 1, 2026, the weightings for SAM Strategic Growth Blended Index were as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index. The blended index returns reflect the allocations described in the preceding sentences and are as of December 31, 2025.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Brody Dass (since 2022), Portfolio Manager
•Todd A. Jablonski (since 2010), Portfolio Manager
•Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SHORT-TERM INCOME FUND
Objective
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-3	R-5
Management Fees (1)	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%	0.15%	N/A	0.25%	N/A
Other Expenses	0.10%	0.19%	0.09%	0.04%	0.32%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.60%	1.54%	0.59%	0.39%	0.92%	0.61%
(1)Fees have been restated to reflect current fees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$285	$413	$552	$958
Class C	257	486	839	1,581
Class J	160	189	329	738
Institutional Class	40	125	219	493
Class R-3	94	293	509	1,131
Class R-5	62	195	340	762
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$157	$486	$839	$1,581
Class J	60	189	329	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities (securitized products), and foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index, which as of January 31, 2026 was 1.80 years.
The Fund invests in derivatives, including Treasury futures and credit index futures, for hedging purposes and to manage fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	3.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(2.48)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.89%	1.66%	2.16%
Class A Return After Taxes on Distributions	1.37%	0.60%	1.21%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.69%	0.81%	1.24%
Class C Return Before Taxes	3.31%	1.17%	1.64%
Class J Return Before Taxes	4.40%	2.16%	2.41%
Institutional Class Return Before Taxes	5.52%	2.35%	2.62%
Class R-3 Return Before Taxes	4.96%	1.81%	2.08%
Class R-5 Return Before Taxes	5.29%	2.13%	2.38%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	(0.36)%	2.01%
Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	5.82%	2.46%	2.64%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeff Callahan (since 2025), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager
•Scott J. Peterson (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-3	R-5	R-6
Management Fees	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.14%	0.10%	0.16%	0.33%	0.27%	0.01%
Total Annual Fund Operating Expenses	1.11%	0.97%	0.88%	1.30%	0.99%	0.73%
Expense Reimbursement (1)	N/A	N/A	(0.03)%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.11%	0.97%	0.85%	1.30%	0.99%	0.73%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$657	$883	$1,128	$1,827
Class J	199	309	536	1,190
Institutional Class	87	278	485	1,082
Class R-3	132	412	713	1,568
Class R-5	101	315	547	1,213
Class R-6	75	233	406	906

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$99	$309	$536	$1,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of January 30, 2026, this was between approximately $10.0 million and $38.2 billion). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	28.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.54)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.49%	4.91%	8.67%
Class A Return After Taxes on Distributions	7.14%	3.99%	7.29%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.99%	3.71%	6.65%
Class J Return Before Taxes	13.98%	6.27%	9.46%
Institutional Class Return Before Taxes	15.12%	6.42%	9.65%
Class R-3 Return Before Taxes	14.56%	5.93%	9.12%
Class R-5 Return Before Taxes	14.92%	6.26%	9.46%
Class R-6 Return Before Taxes	15.19%	6.52%	9.67%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	12.81%	6.09%	9.62%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Emily Foshag (since 2025), Portfolio Manager
•Phil Nordhus (since 2006), Portfolio Manager
•Brian W. Pattinson (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective as of the close of the New York Stock Exchange on March 24, 2023, Class C shares will no longer be available for purchase except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP GROWTH FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.13%	0.12%	0.33%	0.27%	0.02%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.16%	1.00%	1.46%	1.15%	0.90%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.03)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.14%	0.98%	1.44%	1.13%	0.87%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$216	$366	$636	$1,407
Institutional Class	100	316	551	1,223
Class R-3	147	460	796	1,745
Class R-5	115	363	631	1,396
Class R-6	89	284	496	1,105

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$116	$366	$636	$1,407
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in growth equity securities of companies with small market capitalizations. For this Fund, growth equity securities of companies with small market capitalizations are (i) those with market capitalizations within the range of companies comprising the Russell 2000 Index (as of January 30, 2026, this range was between $10.0 million and $38.2 billion) and (ii) included within at least one of the following growth indices: the MSCI All Country World IMI Growth Index, the S&P 1500 Growth Index, or the Russell 3000 Growth Index.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 2000® Growth Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	33.84%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.08)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	12.74%	2.74%	10.98%
Institutional Class Return After Taxes on Distributions	10.38%	1.07%	9.00%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.05%	1.82%	8.49%
Class J Return Before Taxes	11.52%	2.56%	10.73%
Class R-3 Return Before Taxes	12.25%	2.27%	10.44%
Class R-5 Return Before Taxes	12.50%	2.57%	10.77%
Class R-6 Return Before Taxes	12.83%	2.84%	11.06%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	13.01%	3.18%	9.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
AllianceBernstein L.P.
Brown Advisory, LLC
Emerald Advisers, LLC
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP S&P 600 INDEX FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.09%	0.10%	0.33%	0.27%	0.02%
Total Annual Fund Operating Expenses	0.39%	0.25%	0.73%	0.42%	0.17%
Expense Reimbursement (1)	N/A	(0.04)%	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.39%	0.21%	0.73%	0.42%	0.17%
(1)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.21% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$140	$125	$219	$493
Institutional Class	22	76	137	314
Class R-3	75	233	406	906
Class R-5	43	135	235	530
Class R-6	17	55	96	217
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$40	$125	$219	$493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index (the “Index”). The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of January 30, 2026, the market capitalization range of the companies comprising the Index was between approximately $194.0 million and $9.8 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2026, the Index was not concentrated in any industry.
Note: “Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.18%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(32.65)%

Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.91%	7.03%	9.56%
Institutional Class Return After Taxes on Distributions	3.12%	4.76%	7.47%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.97%	5.19%	7.33%
Class J Return Before Taxes	4.74%	6.82%	9.35%
Class R-3 Return Before Taxes	5.32%	6.47%	9.00%
Class R-5 Return Before Taxes	5.67%	6.80%	9.34%
Class R-6 Return Before Taxes	5.91%	7.08%	9.56%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based securities market index. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O’Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP VALUE FUND II
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees (1)	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.19%	0.13%	0.33%	0.27%	0.05%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.23%	1.02%	1.47%	1.16%	0.94%
Fee Waiver and Expense Reimbursement (2)(3)	(0.02)%	(0.08)%	(0.02)%	(0.02)%	(0.05)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.21%	0.94%	1.45%	1.14%	0.89%
(1)Fees have been restated to reflect current fees.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2027. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(3)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.93% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$223	$388	$674	$1,487
Institutional Class	96	317	555	1,241
Class R-3	148	463	801	1,756
Class R-5	116	366	636	1,407
Class R-6	91	295	515	1,150

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$123	$388	$674	$1,487
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index (as of January 30, 2026, this range was between approximately $16.0 million and $32.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 2000® Value Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(35.49)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.17%	10.36%	9.13%
Institutional Class Return After Taxes on Distributions	5.83%	7.38%	6.70%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.11%	7.35%	6.64%
Class J Return Before Taxes	6.85%	10.04%	8.74%
Class R-3 Return Before Taxes	7.57%	9.77%	8.55%
Class R-5 Return Before Taxes	7.99%	10.14%	8.89%
Class R-6 Return Before Taxes	8.22%	10.42%	9.17%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	12.59%	8.88%	9.27%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2009), Portfolio Manager
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager
Sub-Advisors
Hotchkis and Wiley Capital Management, LLC
Vaughan Nelson Investment Management, LP
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

TAX-EXEMPT BOND FUND
Objective
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 398 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 69 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Interest Expense (1)	0.19%	0.19%	0.19%
Remainder of Other Expenses	0.08%	0.23%	0.13%
Total Other Expenses	0.27%	0.42%	0.32%
Total Annual Fund Operating Expenses	0.92%	1.82%	0.72%
Expense Reimbursement (2)	N/A	N/A	(0.08)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.92%	1.82%	0.64%
(1)Includes interest expense from inverse floaters.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$465	$657	$865	$1,464
Class C	285	573	985	1,901
Institutional Class	65	222	393	887
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$185	$573	$985	$1,901
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities). Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
The Fund invests in investment-grade securities and, with respect to up to 20% of its net assets, in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”). Below-investment-grade bonds are rated, at the time of purchase, Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). The Fund’s total investment in below-investment-grade bonds plus investment-grade bonds rated Baa by Moody’s or BBB by S&P Global, at the time of purchase, will not exceed 40% of the Fund’s net assets. If the bond has been rated by only one of the rating agencies, that rating will determine the bond’s rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Municipal Bond Index, which as of January 31, 2026 was 6.42 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industrial Revenue Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and, in some cases, their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected, and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(7.11)%
Average Annual Total Returns
For the periods ended December 31, 2025

	1 Year	5 Years	10 Years
Class A Return Before Taxes	(0.13)%	(0.34)%	1.74%
Class A Return After Taxes on Distributions	(0.13)%	(0.34)%	1.74%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.44%	0.42%	2.04%
Class C Return Before Taxes	1.95%	(0.45)%	1.46%
Institutional Class Return Before Taxes	4.03%	0.70%	2.40%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.25%	0.80%	2.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James Noble (since 2013), Portfolio Manager
•James Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1) Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2) For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes, a portion of the Fund’s distributions may be subject to federal income taxes or to the federal individual alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on your state’s rules. Different rules may apply if you are tax exempt or if your account is tax deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Registrant’s Statement of Additional Information (“SAI”), the Registrant’s Board (the “Board”) may change any Fund’s objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor’s portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
The following investment strategies and risks (before the “Strategy and Risk Table” below) apply to the Funds and, depending on market conditions, can materially impact the management of the Funds.
Active Management
The performance of a fund that is actively managed (including hybrid funds or passively managed funds that use a sampling approach that includes some actively managed components) will reflect, in part, the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund’s investment objective. Actively managed funds may invest differently from the benchmark against which the fund’s performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others; interest rates; a range of economic, political, and financial factors; the balance between supply and demand for certain asset classes; the credit quality of individual issuers; the fundamental strengths of corporate and municipal issuers; and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund’s investment performance depends upon the successful allocation of the fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund’s investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap, and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.

Passive Management (Index Funds)
Some funds (including index funds and hybrid funds that include a passive component) use a passive, or indexing, investment approach. Funds that are pure index funds do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, other index funds may use a “sampling” approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures, swaps, and/or exchange-traded funds on a daily basis in an effort to minimize tracking error relative to the benchmark.
It is unlikely that an index fund’s performance will perfectly correlate with the performance of the fund’s relevant index. An index fund’s ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
The providers of the Funds' respective underlying indexes do not provide any warranty or accept any liability for the quality, accuracy, or completeness of any index or its related data. Those managing an index fund’s investments manage such fund consistently with the underlying index provided by the index provider and do not provide any warranty or guarantee against the index provider’s or its agent’s errors. Errors in the quality, accuracy, and completeness of the data used to compile an underlying index may occur and may not be identified and corrected in a timely manner, or at all. Such errors may negatively or positively impact the performance of a fund.
Unusual market conditions may cause an index provider to postpone a scheduled rebalance, which could cause a fund’s underlying index to vary from its normal or expected composition. The postponement of a scheduled rebalance, particularly in a time of market volatility, could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the underlying index to vary from those expected under normal conditions. Apart from scheduled rebalances, an index provider may carry out additional index rebalances due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents. When an index is rebalanced and an index fund in turn rebalances its portfolio, such fund and its shareholders bear any related transaction costs and market exposure.
Cash Management
A Fund may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. A Fund may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. - Government Money Market Fund; lend it to other Funds pursuant to the Funds' interfund lending facility; and/or invest in other instruments that those managing the Fund’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. For example, to attempt to provide returns similar to its benchmark, a Fund (regardless of how it designates usage of derivatives and investment companies) may invest uninvested cash in derivatives, such as total return swaps, the credit default swap index (CDX), stock index futures contracts, or exchange-traded funds (“ETFs”), including Principal Exchange-Traded Funds ETFs. In selecting such investments, Principal Global Investors, LLC (“PGI”), the Funds’ investment advisor, may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for a Fund.
Liquidity
The Funds have established a liquidity risk management program as required by the U.S. Securities and Exchange Commission’s (the “SEC”) Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment,” or “illiquid investment.” The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading, and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.

Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds, and bank loans, or securities with substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund’s portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Additionally, U.S. and world economies, as well as markets (or certain market sectors), may experience greater volatility in response to the occurrence of, or the threat or potential of, natural or man-made disasters and geopolitical events, such as war, acts of terrorism, pandemics, military actions, trade disputes, tariffs, economic sanctions, inflation, rapid interest rate changes, supply chain disruptions, political instability, or social unrest. Moreover, if a fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market.
Global events can impact the securities markets. Russia's invasion of Ukraine in 2022 has resulted in sanctions being levied by the United States, European Union, and other countries against Russia. Russia's military actions and the resulting sanctions could adversely affect global energy and financial markets and, thus, could affect the value of a fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions could be substantial.
Health crises, such as a global pandemic, may exacerbate other pre-existing political, social, economic, market, and financial risks and negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant ways.
Market disruption events could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely, and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatic changes to interest rates. Such policy changes may adversely affect the value, volatility, and liquidity of dividend and interest-paying securities.
The impact of current and future market disruption events may last for an extended period of time and could result in a substantial economic downturn or recession. Such events could have significant adverse direct or indirect effects on the funds and their investments, and may result in a fund’s inability to achieve its investment objective, cause funds to experience significant redemptions, cause the postponement of reconstitution/rebalance dates of passive funds’ underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund. You should also review this Prospectus and the SAI to understand each Fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a Fund may satisfy redemption requests in-kind.

Securities Lending
To generate additional income, a Fund may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules, regulations, or interpretations thereunder. A Fund that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Fund generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities lending agent (e.g., a bank or trust company) that arranged the loan. During the term of the loan, the Fund’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that a Fund receives from securities lending activities will be invested in money market funds, which may include the Principal Funds, Inc. - Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee. Collateral may also be invested in unaffiliated money market funds.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process; the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower; and credit, legal, counterparty, and market risk. A Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends,” which the Funds anticipate they will receive in securities lending transactions.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order and not in order of significance) are principal for a Fund. The risks described below for each Fund that operates as a fund of funds (as identified in the table) include risks at both the fund of funds level and underlying funds level. Each Fund is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	CALIFORNIA MUNICIPAL	CORE FIXED INCOME	CORE PLUS BOND	DIVERSIFIED INCOME	DIVERSIFIED INTERNATIONAL
Bank Loans (also known as Senior Floating Rate Interests)				X
Convertible Securities
Counterparty Risk	X		X	X
Derivatives			X	X
Discretionary Liquidity Fee
Emerging Markets			X	X	X
Equity Securities					X
• Growth Style					X
• Smaller Companies					X
• Value Style					X
Fixed-Income Securities	X	X	X	X
Foreign Currency			X	X	X
Foreign Securities		X	X	X	X
Frequent Trading
Fund of Funds
Geographic Concentration (Municipal Obligations)	X
Hedging			X	X
High Portfolio Turnover			X
High Yield Securities	X		X	X
Industrial Revenue Bond	X
Industry Concentration
Inverse Floating Rate Investments	X
Investment Company Securities
Leverage	X		X
Municipal Obligations and AMT-Subject Bonds	X
Portfolio Duration	X	X	X	X
Preferred Securities				X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities		X	X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products		X	X	X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities		X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	EQUITY INCOME	FINISTERRE EMERGING MARKETS TOTAL RETURN BOND	GLOBAL EMERGING MARKETS	GLOBAL REAL ESTATE SECURITIES	GOVERNMENT & HIGH QUALITY BOND
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities		X
Counterparty Risk		X
Derivatives		X			X
Discretionary Liquidity Fee
Emerging Markets		X	X
Equity Securities	X		X	X
• Growth Style			X	X
• Smaller Companies	X		X	X
• Value Style	X		X	X
Fixed-Income Securities		X			X
Foreign Currency		X	X	X
Foreign Securities	X	X	X	X
Frequent Trading
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging		X
High Portfolio Turnover		X			X
High Yield Securities		X
Industrial Revenue Bond
Industry Concentration				X
Inverse Floating Rate Investments
Investment Company Securities
Leverage		X
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X			X
Preferred Securities
Real Estate Investment Trusts (“REITs”)				X
Real Estate Securities				X	X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products					X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities		X			X
Volatility Mitigation		X

INVESTMENT STRATEGIES AND RISKS	GOVERNMENT MONEY MARKET	HIGH YIELD	INFLATION PROTECTION	INTERNATIONAL BOND	INTERNATIONAL EQUITY
Bank Loans (also known as Senior Floating Rate Interests)		X
Convertible Securities
Counterparty Risk	X			X
Derivatives				X
Discretionary Liquidity Fee
Emerging Markets				X	X
Equity Securities					X
• Growth Style					X
• Smaller Companies					X
• Value Style					X
Fixed-Income Securities	X	X	X	X
Foreign Currency				X	X
Foreign Securities		X		X	X
Frequent Trading				X
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging				X
High Portfolio Turnover			X
High Yield Securities		X
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements	X
Securitized Products
Sovereign Debt Risk				X
U.S. Government and U.S. Government-Sponsored Securities	X		X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	LARGECAP GROWTH I	LARGECAP S&P 500 INDEX	LARGECAP VALUE III	MIDCAP	MIDCAP S&P 400 INDEX
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk
Derivatives
Discretionary Liquidity Fee
Emerging Markets
Equity Securities	X	X	X	X	X
• Growth Style	X
• Smaller Companies	X		X	X	X
• Value Style			X
Fixed-Income Securities
Foreign Currency
Foreign Securities				X
Frequent Trading
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration		X(1)			X(1)
Inverse Floating Rate Investments
Investment Company Securities			X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

(1)	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	MIDCAP VALUE I	MONEY MARKET	OVERSEAS	PRINCIPAL CAPITAL APPRECIATION	PRINCIPAL LIFETIME STRATEGIC INCOME
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk		X			X
Derivatives					X
Discretionary Liquidity Fee		X
Emerging Markets			X
Equity Securities	X		X	X	X
• Growth Style					X
• Smaller Companies	X		X	X
• Value Style	X		X		X
Fixed-Income Securities		X			X
Foreign Currency			X		X
Foreign Securities		X	X		X
Frequent Trading
Fund of Funds					X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities					X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration					X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements		X
Securitized Products					X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities		X			X
Volatility Mitigation

(1)	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2015	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2025	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2035
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Discretionary Liquidity Fee
Emerging Markets
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Frequent Trading
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products	X	X	X	X	X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities	X	X	X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2045	PRINCIPAL LIFETIME 2050	PRINCIPAL LIFETIME 2055	PRINCIPAL LIFETIME 2060
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Discretionary Liquidity Fee
Emerging Markets	X	X	X	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Frequent Trading
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products	X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2065	PRINCIPAL LIFETIME 2070	PRINCIPAL LIFETIME HYBRID INCOME	PRINCIPAL LIFETIME HYBRID 2015	PRINCIPAL LIFETIME HYBRID 2020
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Discretionary Liquidity Fee
Emerging Markets	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Frequent Trading
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products			X	X	X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities			X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2025	PRINCIPAL LIFETIME HYBRID 2030	PRINCIPAL LIFETIME HYBRID 2035	PRINCIPAL LIFETIME HYBRID 2040	PRINCIPAL LIFETIME HYBRID 2045
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Discretionary Liquidity Fee
Emerging Markets				X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies				X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Frequent Trading
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products	X	X	X	X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities	X	X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2050	PRINCIPAL LIFETIME HYBRID 2055	PRINCIPAL LIFETIME HYBRID 2060	PRINCIPAL LIFETIME HYBRID 2065	PRINCIPAL LIFETIME HYBRID 2070
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Discretionary Liquidity Fee
Emerging Markets	X	X	X	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Frequent Trading
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	REAL ESTATE SECURITIES	SAM BALANCED	SAM CONSERVATIVE BALANCED	SAM CONSERVATIVE GROWTH	SAM FLEXIBLE INCOME
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk
Derivatives
Discretionary Liquidity Fee
Emerging Markets		X	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities		X	X	X	X
Foreign Currency		X	X	X	X
Foreign Securities		X	X	X	X
Frequent Trading
Fund of Funds		X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities			X		X
Industrial Revenue Bond
Industry Concentration	X
Inverse Floating Rate Investments
Investment Company Securities		X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)	X
Real Estate Securities	X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products			X		X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities					X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP	SMALLCAP GROWTH I	SMALLCAP S&P 600 INDEX
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk
Derivatives		X
Discretionary Liquidity Fee
Emerging Markets	X
Equity Securities	X		X	X	X
• Growth Style	X			X
• Smaller Companies	X		X	X	X
• Value Style	X
Fixed-Income Securities		X
Foreign Currency	X
Foreign Securities	X	X
Frequent Trading
Fund of Funds	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration					X(1)
Inverse Floating Rate Investments
Investment Company Securities	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities		X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products		X
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities		X
Volatility Mitigation

(1)	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	SMALLCAP VALUE II	TAX-EXEMPT BOND
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk		X
Derivatives
Discretionary Liquidity Fee
Emerging Markets
Equity Securities	X
• Growth Style
• Smaller Companies	X
• Value Style	X
Fixed-Income Securities		X
Foreign Currency
Foreign Securities
Frequent Trading
Fund of Funds
Geographic Concentration (Municipal Obligations)		X
Hedging
High Portfolio Turnover
High Yield Securities		X
Industrial Revenue Bond		X
Industry Concentration
Inverse Floating Rate Investments		X
Investment Company Securities
Leverage		X
Municipal Obligations and AMT-Subject Bonds		X
Portfolio Duration		X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X
Repurchase Agreements
Securitized Products
Sovereign Debt Risk
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral, and have a claim on the Borrower’s assets and/or stock that is senior to that held by the Borrower’s unsecured subordinated debtholders and stockholders. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. The Funds may purchase bank loans that are rated below-investment-grade (sometimes called “junk”) or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds, and there may be less public information available about them. Bank loan interests may not be considered “securities,” and purchasers, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.
The primary and secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause a fund to be unable to realize full value and, thus, cause a material decline in a fund’s net asset value. Because transactions in bank loans may be subject to extended settlement periods, a fund may not receive proceeds from the sale of a bank loan for a period of time after the sale. As a result, sale proceeds may not be available to make additional investments or to meet a fund’s redemption obligations for a period of time after the sale of the bank loans, which could lead to a fund having to sell other investments, borrow to meet obligations, or borrow to remain fully invested while awaiting settlement.
Bank loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (SOFR), or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments may occur.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade (sometimes referred to as “junk”). Many convertible securities are relatively illiquid.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:
•increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;
•the inability of those managing investments of the fund to correctly predict the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;
•losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;
•the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;
•the possibility that the counterparty may fail to perform its obligations; and
•the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.
•Credit default swap agreements may be entered into by a fund as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.
•Foreign currency contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.
•Forwards, futures contracts, and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps, and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets.
These derivative investments are subject to special risk considerations, particularly that changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate, or index, and the fund could lose more than the initial amount invested. In addition, if a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and swap agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.
•Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Discretionary Liquidity Fee
A Fund may charge a liquidity fee of up to 2% of the value of shares redeemed if the Fund’s Board of Directors (or PGI, in accordance with Board-approved guidelines) determines that doing so is in the best interests of the Fund. Accordingly, your redemptions from the Fund may be subject to a liquidity fee when you sell your shares at certain times.
Emerging Markets
The Funds consider a security to be tied economically to an emerging market if the issuer or guarantor of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. The Funds also consider a security to be tied economically to an emerging market if the currency of settlement of the security is the currency of the emerging market.
Usually, the term “emerging market” (also called a “developing market”) means any market that is considered to be an emerging market by the international financial community (such as markets tied to securities included in the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe, unless otherwise stated in the Fund Summary.
Investments in companies in emerging markets are subject to higher risks than investments in companies in more developed markets. These risks include:
•increased social, political, and economic instability;
•a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;
•lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•relatively new capital market structure or market-oriented economy;
•the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing markets have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those markets.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing markets. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.
The SEC, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors, including instances of fraud in emerging markets. For example, in certain emerging markets, there are significant legal obstacles to obtaining information needed for investigations or litigation. Similar limitations apply to the pursuit of actions against individuals, including officers, who may have engaged in fraud or wrongdoing. In addition, local authorities often are constrained in their ability to assist U.S. authorities and overseas investors more generally. There are also legal or other obstacles to seeking access to funds in a foreign country.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares, which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell an investment just because it falls outside of the market capitalization range of its index(es).
Growth Style
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Smaller Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may be more volatile than the net asset value of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Style
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock’s intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, asset-and mortgage-backed securities, and municipal, agency, and U.S. government securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility, rapid sales of fixed-income securities, and redemptions alongside reduced liquidity and dealer market-making capacity in fixed-income markets.
If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, an investor, such as a Fund, would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the Fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund is exposed to an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
In June 2023, the Secured Overnight Financing Rate (“SOFR”) replaced the London InterBank Offered Rate (“LIBOR”) as the benchmark interest rate for dollar-denominated derivatives and loans in the United States pursuant to the Adjustable Interest Rate (LIBOR) Act. Prior to the adoption of SOFR, LIBOR was the globally accepted benchmark for interest rates; however, the United Kingdom’s Financial Conduct Authority, which regulated LIBOR, ceased publication of LIBOR rates on June 30, 2023. Countries outside of the United States have opted to use different alternatives to LIBOR than SOFR. The effect of LIBOR's discontinuation and replacement on new or existing financial instruments or operational processes will vary depending on a number of factors, including, for example, fallback provisions in contracts, replacement language in contracts, and legislative action. In addition, LIBOR’s discontinuation and replacement may affect the value, liquidity, or return on certain investments to which a Fund is exposed and may result in costs in connection with closing out positions and entering into new trades. These impacts are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. SOFR is calculated by short-term repurchase agreements, backed by U.S. Treasuries. LIBOR was a forward-looking rate, while SOFR reflects an overnight rate, making SOFR much less susceptible to market fluctuations and manipulations than LIBOR.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high-quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a Fund's exposure to investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies, or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Funds consider a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer or guarantor of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S. The Funds also consider a security to be a foreign security if the settlement currency for the security is currency of a country outside of the U.S.
There may be less publicly available information about foreign companies than U.S. companies, and information about foreign securities in which the Funds invest may be less reliable or complete. Foreign companies, including those listed on U.S. securities exchanges, may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements, and the requirements mandating timely and accurate disclosure of information. For example, the Chinese government has taken positions that prevent the Public Company Accounting Oversight Board from inspecting the audit work and practices of accounting firms in mainland China and Hong Kong for compliance with U.S. law and professional standards. In addition, securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund’s investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume and, therefore, may have greater price volatility than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though a fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund’s portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
A fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a fund expects to recover withholding taxes, the net asset value of a fund generally includes accruals for such tax refunds. If the likelihood of recovery materially decreases, accruals in the fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the fund’s net asset value. Shareholders in the fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if a fund receives a tax refund that has not been previously accrued, shareholders in the fund at the time of the successful recovery will benefit from the resulting increase in the fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the fund’s net asset value.
If a fund’s portfolio invests significantly in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not as heavily invested in that region. For example, with respect to funds that invest significantly in China:
•Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards, as described above; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.
Frequent Trading
Funds that frequently trade their portfolios often have higher transaction costs (which are paid by the Fund), may result in higher taxes when Fund shares are held in a taxable account, and may lower the Fund’s performance. Active trading can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce Fund performance.

Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests.
As of October 31, 2025, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime Strategic Income Fund	Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2035 Fund
Blue Chip Fund	3.5%	3.5%	4.1%	4.7%	5.6%	6.5%
Core Fixed Income Fund	34.8%	34.7%	32.9%	31.6%	28.6%	29.3%
Diversified Real Asset Fund	0.4%	0.4%	0.4%	0.4%	0.5%	0.0%
Equity Income Fund	3.6%	3.6%	4.2%	4.9%	5.9%	6.7%
Global Emerging Markets Fund	1.9%	1.9%	2.2%	2.6%	3.0%	3.5%
High Yield Fund	6.4%	6.4%	5.9%	5.2%	4.6%	4.3%
Inflation Protection Fund	5.7%	5.7%	5.2%	4.6%	3.8%	0.0%
International Equity Fund	8.9%	8.9%	10.4%	12.1%	14.4%	16.6%
International Small Company Fund	0.4%	0.4%	0.5%	0.6%	0.7%	0.8%
LargeCap Growth Fund I	3.7%	3.7%	4.3%	5.1%	6.0%	7.0%
LargeCap S&P 500 Index Fund	5.8%	5.9%	6.8%	8.0%	9.5%	11.0%
LargeCap Value Fund III	3.2%	3.2%	3.8%	4.4%	5.2%	6.1%
MidCap Fund	0.8%	0.8%	0.9%	1.1%	1.3%	1.5%
Real Estate Securities Fund	1.6%	1.6%	1.6%	1.6%	1.6%	2.0%
Short-Term Income Fund	16.7%	16.7%	13.8%	9.7%	5.2%	0.0%
SmallCap Fund	1.5%	1.5%	1.8%	2.0%	2.4%	2.8%
SmallCap S&P 600 Index Fund	0.2%	0.2%	0.2%	0.2%	0.3%	0.3%
Small-MidCap Dividend Income Fund	0.9%	0.9%	1.0%	1.2%	1.4%	1.6%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund	Principal LifeTime 2055 Fund	Principal LifeTime 2060 Fund	Principal LifeTime 2065 Fund	Principal LifeTime 2070 Fund
Blue Chip Fund	7.6%	8.6%	9.4%	9.6%	9.6%	9.6%	9.7%
Core Fixed Income Fund	19.1%	10.7%	4.1%	2.3%	2.3%	2.3%	2.3%
Equity Income Fund	7.9%	8.9%	9.7%	9.9%	9.9%	9.9%	9.9%
Global Emerging Markets Fund	4.1%	4.6%	5.0%	5.2%	5.2%	5.1%	5.1%
High Yield Fund	3.2%	2.3%	1.2%	0.7%	0.7%	0.7%	0.8%
Inflation Protection Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
International Equity Fund	19.7%	22.1%	24.1%	24.3%	24.4%	24.4%	24.4%
International Small Company Fund	1.0%	1.1%	1.2%	1.3%	1.3%	1.3%	1.3%
LargeCap Growth Fund I	8.2%	9.2%	10.0%	10.3%	10.3%	10.3%	10.3%
LargeCap S&P 500 Index Fund	12.9%	14.5%	15.8%	16.3%	16.2%	16.2%	16.0%
LargeCap Value Fund III	7.1%	8.0%	8.7%	9.0%	9.0%	9.0%	9.0%
MidCap Fund	1.7%	1.9%	2.1%	2.2%	2.2%	2.2%	2.2%
Real Estate Securities Fund	1.9%	1.9%	1.9%	1.9%	1.9%	2.0%	2.0%
SmallCap Fund	3.3%	3.7%	4.1%	4.2%	4.2%	4.2%	4.2%
SmallCap S&P 600 Index Fund	0.4%	0.4%	0.4%	0.4%	0.4%	0.4%	0.4%
Small-MidCap Dividend Income Fund	1.9%	2.1%	2.3%	2.4%	2.4%	2.4%	2.4%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Hybrid Income Fund	Principal LifeTime Hybrid 2015 Fund	Principal LifeTime Hybrid 2020 Fund	Principal LifeTime Hybrid 2025 Fund	Principal LifeTime Hybrid 2030 Fund	Principal LifeTime Hybrid 2035 Fund
Bond Market Index Fund	34.7%	34.8%	32.9%	31.6%	28.5%	29.3%
Diversified Real Asset Fund	0.4%	0.4%	0.4%	0.4%	0.5%	0.0%
Global Emerging Markets Fund	1.9%	1.8%	2.2%	2.5%	3.0%	3.5%
High Yield Fund	6.4%	6.4%	5.9%	5.2%	4.6%	4.3%
Inflation Protection Fund	5.7%	5.7%	5.2%	4.6%	3.8%	0.0%
International Equity	8.8%	8.8%	10.3%	12.0%	14.3%	16.5%
International Small Company Fund	0.5%	0.5%	0.5%	0.6%	0.7%	0.9%
LargeCap S&P 500 Index Fund	20.0%	19.9%	23.4%	27.3%	32.4%	37.3%
MidCap S&P 400 Index Fund	1.7%	1.7%	1.9%	2.3%	2.7%	3.1%
Real Estate Securities Fund	1.6%	1.7%	1.6%	1.6%	1.7%	2.0%
Short-Term Income Fund	16.7%	16.7%	13.8%	9.7%	5.2%	0.0%
SmallCap S&P 600 Index Fund	1.6%	1.6%	1.9%	2.2%	2.6%	3.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Hybrid 2040 Fund	Principal LifeTime Hybrid 2045 Fund	Principal LifeTime Hybrid 2050 Fund	Principal LifeTime Hybrid 2055 Fund	Principal LifeTime Hybrid 2060 Fund	Principal LifeTime Hybrid 2065 Fund	Principal LifeTime Hybrid 2070 Fund
Bond Market Index Fund	19.0%	10.7%	4.1%	2.3%	2.3%	2.3%	2.4%
Diversified Real Asset Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Global Emerging Markets Fund	4.1%	4.6%	5.0%	5.1%	5.1%	5.1%	5.0%
High Yield Fund	3.2%	2.3%	1.2%	0.7%	0.7%	0.7%	0.8%
Inflation Protection Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
International Equity	19.4%	21.9%	23.8%	24.4%	24.3%	24.3%	24.1%
International Small Company Fund	1.0%	1.1%	1.2%	1.3%	1.3%	1.3%	1.4%
LargeCap S&P 500 Index Fund	44.0%	49.4%	53.9%	55.2%	55.2%	55.2%	54.9%
MidCap S&P 400 Index Fund	3.7%	4.1%	4.5%	4.6%	4.6%	4.6%	4.7%
Real Estate Securities Fund	2.0%	1.9%	1.9%	1.9%	2.0%	2.0%	2.1%
SmallCap S&P 600 Index Fund	3.6%	4.0%	4.4%	4.5%	4.5%	4.5%	4.6%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Blue Chip Fund	1.8%	1.4%	2.3%	0.0%	2.8%
Bond Market Index Fund	5.9%	10.3%	3.5%	12.4%	0.0%
Core Fixed Income Fund	12.3%	22.4%	5.9%	29.6%	0.0%
Diversified Real Asset Fund	2.4%	1.9%	2.3%	1.1%	2.3%
Equity Income Fund	7.2%	5.7%	8.4%	3.5%	9.0%
Finisterre Emerging Markets Total Return Bond Fund	2.3%	5.5%	1.0%	7.5%	0.0%
Global Emerging Markets Fund	4.4%	2.9%	5.7%	0.8%	6.9%
Global Listed Infrastructure Fund	0.5%	0.5%	1.0%	0.0%	1.0%
Government & High Quality Bond Fund	1.1%	2.2%	0.4%	4.4%	0.0%
High Yield Fund	4.3%	5.3%	1.8%	4.1%	0.0%
Inflation Protection Fund	2.5%	4.1%	1.4%	6.0%	1.4%
International Equity Index Fund	3.3%	2.2%	4.0%	1.3%	4.8%
International Small Company Fund	0.9%	0.6%	1.3%	0.0%	2.1%
LargeCap Growth Fund I	1.5%	0.8%	3.1%	0.4%	4.5%
LargeCap S&P 500 Index Fund	2.1%	1.5%	2.3%	0.6%	2.9%
LargeCap Value Fund III	3.5%	1.0%	5.4%	1.8%	6.1%
MidCap Fund	0.4%	0.4%	0.5%	0.5%	0.5%
Overseas Fund	5.0%	3.1%	6.9%	0.9%	8.2%
Principal Active High Yield ETF	0.0%	0.0%	0.0%	1.8%	0.0%
Principal Capital Appreciation Fund	9.8%	5.7%	13.5%	3.3%	15.0%
Principal Government Money Market Fund	0.6%	0.7%	0.0%	0.5%	0.6%
Principal International Equity ETF	5.7%	3.5%	7.0%	3.3%	7.5%
Principal U.S. Mega-Cap ETF	12.2%	8.5%	14.4%	5.8%	15.4%
Principal U.S. Small-Cap ETF	3.5%	2.0%	4.6%	1.3%	5.5%
Principal Value ETF	0.0%	0.0%	0.0%	0.0%	0.5%
Real Estate Securities Fund	0.6%	0.6%	1.0%	0.5%	0.7%
Short-Term Income Fund	2.7%	3.6%	0.0%	4.6%	0.0%
Small-MidCap Dividend Income Fund	1.5%	1.1%	1.5%	1.3%	2.3%
Spectrum Preferred and Capital Securities Income Fund	2.0%	2.5%	0.8%	2.7%	0.0%
Total	100.0%	100.0%	100.0%	100.0%	100.0%
A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds. Generally, if an underlying fund offers multiple classes of shares for investment by funds of funds, the Funds will purchase shares of the class with the lowest expense ratio (expressed as a percent of average net assets on an annualized basis) at the time of purchase.
If you are considering investing in a Principal LifeTime Fund or Principal LifeTime Hybrid Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund or Principal LifeTime Hybrid Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund or Principal LifeTime Hybrid Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds or Principal LifeTime Hybrid Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:
•    the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•    the Conservative Balanced Portfolio should offer investors the potential for a medium-to-high level of income and a medium-to-low level of capital growth, while exposing them to a medium-to-low level of principal risk,
•    the Conservative Growth Portfolio should offer investors the potential for a low-to-medium level of income and a medium-to-high level of capital growth, while exposing them to a medium-to-high level of principal risk,
•    the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•    the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
Funds of funds can be subject to payment-in-kind liquidity risk: if an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Management of funds of funds entails potential conflicts of interest: a fund of fund may invest in affiliated underlying funds, and those who manage the fund’s investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund of fund assets to underlying funds from which they receive higher fees.
Geographic Concentration (Municipal Obligations)
Greater risks may arise from the geographic concentration (a particular state, such as California, Illinois, or New York, or a particular country or region) of investments, as well as the current and past financial condition of municipal issuers in the case of a municipal fund. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.
Hedging
Hedging is a strategy that can be used to attempt to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund’s investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many investments change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund’s investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund’s investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Portfolio Turnover
“Portfolio turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that, on average, every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund), may result in higher taxes when fund shares are held in a taxable account, and may lower the fund’s performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.
No turnover rate can be calculated for the Government Money Market or Money Market Funds because of the short maturities of the securities in which they invest.

High Yield Securities
Below-investment-grade securities are fixed-income securities that are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality.
Below-investment-grade securities are sometimes referred to as high yield or “junk bonds” and are considered speculative, particularly with respect to the issuer’s continuing ability to meet principal and interest payments. Such securities could be in default at time of purchase.
Investing in high yield securities involves special risks in addition to those associated with investing in investment-grade securities:
•High yield securities may be less liquid than investment-grade securities.
•The secondary market on which high yield securities are traded may be less liquid, which may reduce the price of the security and adversely affect, and cause large fluctuations in, the daily price of the Fund's shares.
•Analysis of the creditworthiness of issuers of high yield securities is more complex. To the extent a Fund invests in high yield securities, its ability to meet its objective may be more dependent on such credit analyses.
•High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions. Although high yield securities prices tend to be less sensitive to interest rate changes than those of investment-grade securities, they tend to be more sensitive to adverse economic downturns or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities, especially in a thinly traded market.
•If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery.
•If an issuer of high yield securities undergoes a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. Moreover, to the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the Fund's detriment (such as distributing cash to equity holders, incurring additional indebtedness, and disposing of assets), the underlying value of the high yield security may decline.
The use of credit ratings for evaluating high yield securities also involves certain risks. For example, credit ratings reflect the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security.
Industrial Revenue Bond
A fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal on such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Inverse Floating Rate Investments
Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed-rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which the funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed-rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third-party investors, and the inverse floating residual interests, which are purchased by the funds. The funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing the funds to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various ETFs, and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than net asset value.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund’s investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps, and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into a short position, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired.

Municipal Obligations and AMT-Subject Bonds
Municipal obligations are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such obligations. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal obligations can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes, or the rights of municipal security holders. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, transportation, utilities, and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal obligations include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal obligations also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal obligations/bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal obligations than for public corporations. Municipal obligations may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.
AMT-subject bonds are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”). See “Tax Considerations” for a discussion of the tax consequences of investing in the Fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may affect the ability of the Fund to purchase sufficient amounts of tax-exempt bonds.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund’s underlying bonds, weighted by the percentage of the fund’s assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Preferred Securities
Preferred securities include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable-rate distributions and generally have a payment “preference” over common stock, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders’ claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.

Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (“NYSE”) (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from a Fund’s investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management, or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber, and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of a fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause a fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

As an example, as of October 31, 2025, series of the Registrant, Principal Variable Contracts, Funds, Inc. (“PVC”), Principal Exchange-Traded Funds ("PETF"), and collective investment trusts sponsored by Principal Global Investors Trust Company, an affiliate of PGI, owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below. PGI is the advisor to the PFI, PVC, PETF and other asset allocation programs funds of funds and is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the funds of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.

Fund	Total Percentage of Outstanding Shares Owned
Core Fixed Income	65.90%
Equity Income	33.78%
Finisterre Emerging Markets Total Return Bond	55.50%
Global Emerging Markets	89.87%
Government & High Quality Bond	33.27%
Government Money Market	66.58%
High Yield	61.57%
Inflation Protection	88.29%
International Equity	89.00%
LargeCap Growth I	26.05%
LargeCap S&P 500 Index	57.61%
LargeCap Value III	81.36%
MidCap	1.47%
MidCap S&P 400 Index	38.28%
Overseas	52.27%
Principal Capital Appreciation	31.95%
Real Estate Securities	11.35%
Short-Term Income	45.01%
SmallCap	32.75%
SmallCap S&P 600 Index	43.72%
Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss, including incurring costs and delays. Repurchase agreements may involve more risk than investments in U.S. government securities. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the investments of the fund deem creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Fund pays to the seller of the securities.
Securitized Products
Securitized products are fixed-income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s).
A fund’s investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment grade or below investment grade.

The specific securitized products that are principal strategies of each Fund are listed in its Fund Summary.
•Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).
•Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests influences the interest rate, credit, and prepayment risks. Many of the loans related to CMBS do not allow voluntary prepayment, which can help mitigate or eliminate prepayment risk.
•Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, company loans, truck and auto loans, student loans, leases, and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.
Sovereign Debt
Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
U.S. Government and U.S. Government-Sponsored Securities
U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.
There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight, and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities.
Volatility Mitigation
Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
PORTFOLIO HOLDINGS INFORMATION
A description of the Registrant’s policies and procedures with respect to disclosure of the Funds' portfolio securities is available in the Funds' SAI.

MANAGEMENT OF THE FUNDS
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc.® (“Principal®”), serves as the manager and advisor for the Funds. Through the Management Agreement with the Registrant, PGI provides investment advisory services and certain corporate administrative services for the Funds.

Advisor:
Principal Global Investors, LLC (doing business as Principal Asset ManagementSM), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization that utilizes specialized investment teams and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, and asset allocation. In addition to its asset management offices in the U.S., PGI has asset management offices of affiliate advisors located in Europe, Asia, Latin America, and Australia. PGI has been a registered investment advisor since 1998.

Funds:
In fulfilling its investment advisory responsibilities, PGI provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for all or a portion of the following Funds:

• California Municipal
• Core Fixed Income
• Core Plus Bond
• Diversified Income (services provided by Principal Asset Allocation, an investment team within PGI; and, for emerging market debt, services provided by Principal Finisterre, an investment team within PGI)

• Diversified International
• Equity Income (services provided by Principal Edge, an investment team within PGI)
• Finisterre Emerging Markets Total Return Bond (services provided by Principal Finisterre, an investment team within PGI)
• Global Emerging Markets
• Government & High Quality Bond
• Government Money Market
• High Yield
• Inflation Protection
• International Bond
• International Equity
• LargeCap Growth I (services provided by Principal Asset Allocation, an investment team within PGI)
• LargeCap S&P 500 Index
• LargeCap Value III (services provided by Principal Asset Allocation, an investment team within PGI)
• MidCap (services provided by Principal Aligned, an investment team within PGI)
• MidCap S&P 400 Index
• MidCap Value I (services provided by Principal Asset Allocation, an investment team within PGI)
• Money Market
• Overseas (services provided by Principal Asset Allocation, an investment team within PGI)
• Principal Capital Appreciation (services provided by Principal Edge, an investment team within PGI)
• Principal LifeTime Funds (services provided by Principal Asset Allocation, an investment team within PGI)
• Principal LifeTime Hybrid Funds (services provided by Principal Asset Allocation, an investment team within PGI)
• SAM (Strategic Asset Management) Portfolios (services provided by Principal Asset Allocation, an investment team within PGI)
• Short-Term Income
• SmallCap
• SmallCap Growth I (services provided by Principal Asset Allocation, an investment team within PGI)
• SmallCap S&P 600 Index
• SmallCap Value II (services provided by Principal Asset Allocation, an investment team within PGI)
• Tax-Exempt Bond

Several of the Funds have multiple sub-advisors. A team within Principal Asset Allocation, an investment team within PGI and whose members are identified in each Fund Summary and listed below, determines the portion of those Funds’ assets that PGI and each sub-advisor will manage and may reallocate Fund assets among PGI and the sub-advisors from time-to-time. This team agrees on allocation decisions and shares authority and responsibility for day-to-day portfolio management, with no limitation on the authority of one portfolio manager in relation to another.
The decision to reallocate Fund assets between PGI acting in a discretionary advisory capacity and the sub-advisors may be based on a variety of factors, including, but not limited to: the investment capacity of PGI and each sub-advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in PGI or each sub-advisor’s firm or investment professionals, or changes in the number of sub-advisors. Ordinarily, reallocations of Fund assets among sub-advisors occur as a sub-advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times, existing Fund assets may be reallocated among PGI and/or the sub-advisors.
The Fund Summaries identified the portfolio managers and the Funds they manage. Additional information about the portfolio managers follows. With respect to the biographies of PGI portfolio managers, references to Principal® encompass various entities and groups within the Principal organization, such as its majority- and wholly-owned subsidiaries, as well as investment teams within PGI.
As reflected in the Fund Summaries, the day-to-day portfolio management, for some Funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. However, for the MidCap Fund, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may make investment decisions in Mr. Nolin’s absence.
Paul H. Blankenhagen has been with Principal® since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.
Damien Buchet has been with Principal® since 2015. He earned his degree from the EDHEC School of Business Administration. Mr. Buchet has earned the right to use the Chartered Financial Analyst designation.
Jessica S. Bush has been with Principal® since 2006. She earned a bachelor’s degree in Business Administration from the University of Michigan. Ms. Bush has earned the right to use the Chartered Financial Analyst designation.
Jeff Callahan has been with Principal® since 2006. He earned a bachelor’s degree in Business Administration with an emphasis in Finance from Wartburg College and an M.B.A. from the University of Iowa. Mr. Callahan has earned the right to use the Chartered Financial Analyst designation.
Daniel R. Coleman has been with Principal® since 2001. He earned a bachelor’s degree in Finance from the University of Washington and an M.B.A. from New York University.
Brody Dass has been with Principal® since 2015. He earned a bachelor’s degree from the University of Iowa. Mr. Dass has earned the right to use the Chartered Financial Analyst designation.
Bryan C. Davis has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Davis has earned the right to use the Chartered Financial Analyst designation.
Mark P. Denkinger has been with Principal® since 1990. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.
James W. Fennessey has been with Principal® since 2000. Mr. Fennessey earned a bachelor’s degree in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. Mr. Fennessey has earned the right to use the Chartered Financial Analyst designation.
Emily Foshag has been with Principal® since 2019. She earned a bachelor’s degree in Accounting from New York University and an M.S. degree from New York University with a concentration in global energy and environmental policy. Ms. Foshag has earned the right to use the Chartered Financial Analyst designation.
John R. Friedl has been with Principal® since 1998. He earned a bachelor’s degree in Communications and History from the University of Washington and a master’s degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Zach Gassmann has been with Principal® since 2007. He received a bachelor’s degree in Accounting from Simpson College and a master’s degree in Financial Management from Drake University. Mr. Gassmann has earned the right to use the Chartered Financial Analyst designation.
Michael Goosay has been with Principal® since 2023. Prior to that, Mr. Goosay was the Head of Global Pensions and Multi-Sector Fixed Income Portfolio Management at Goldman Sachs Asset Management since 2009. He earned a bachelor’s degree in Finance from Albright College and an M.B.A. from Rutgers University.
Daniel Graña has been with Principal® since 2025. Prior to that, Mr. Graña was the Lead Portfolio Manager on the Janus Henderson Emerging Market Equity Strategy since 2019. He earned a Masters of Management from the Kellogg School of Management at Northwestern University and a Bachelor of Science in Economics and Bachelor of Science in Political Science from the Massachusetts Institute of Technology. Mr. Graña has earned the right to use the Chartered Financial Analyst designation.
Allison Hitchings has been with Principal® since 2013. She earned a bachelor’s degree in Marketing from Iowa State University.
Todd A. Jablonski has been with Principal® since 2010. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University’s Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.
Theodore Jayne has been with Principal® since 2015. He earned a bachelor’s degree in Anthropology from Harvard University. Mr. Jayne has earned the right to use the Chartered Financial Analyst designation.
Chee Sin Koh has been with Principal® since 2022. Prior to that, he worked at Conning/Global Evolution Fund Management as a portfolio manager managing global bonds and Asia fixed income products since 2017. He received a double degree in Business Management and Accountancy from Singapore Management University.
John Paul Lech has been with Principal® since 2025. Prior to that, Mr. Lech founded and served as Lead Portfolio Manager of the Diversified Emerging Markets strategy at Matthews Asia. He earned a Masters of Arts in Latin American Studies and a Bachelor of Science in Foreign Service from the Walsh School of Foreign Service at Georgetown University.
George P. Maris has been with Principal® since 2023. Prior to that, Mr. Maris was the Head of Equities, Americas region, and Lead Portfolio Manager of the Global Alpha Equity Team at Janus Henderson Investors since 2011. He earned a bachelor’s degree in Economics from Swarthmore College, an M.B.A. from the University of Chicago, and a J.D. from the University of Illinois. Mr. Maris has earned the right to use the Chartered Financial Analyst designation.
Michael Messina has been with Principal® since 2022. Prior to that, Mr. Messina was a Lead Analyst for Franklin Templeton Multi-Asset Solutions since 2018. He earned a bachelor’s degree in MIS from the University of Central Florida and an M.B.A. from Nova Southeastern University.
James Noble has been with Principal® since 2010. He earned a bachelor’s degree in Finance and an M.B.A. from Hofstra University. Mr. Noble has earned the right to use the Chartered Financial Analyst designation.
K. William Nolin has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.
Phil Nordhus has been with Principal® since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.
Tyler O’Donnell has been with Principal® since 2015. He earned bachelor’s degrees in Mathematics and Biochemistry from the University of Iowa and an M.B.A. from Iowa State University. Mr. O’Donnell has earned the right to use the Chartered Financial Analyst designation.
Tina Paris has been with Principal® since 2001. She earned a bachelor's degree in Finance and Economics from the University of Northern Iowa and an M.B.A with a Finance emphasis from the University of Iowa. Ms. Paris has earned the right to use the Chartered Financial Analyst designation.
Brian W. Pattinson has been with Principal® since 1994. He earned a bachelor’s degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.

Matthew Peron has been with Principal® since 2025. Prior to that, Mr. Peron was the Global Head of Solutions at Janus Henderson Investors since 2023 and Director of Research from 2020 to 2024. He earned a bachelor’s degree in Electrical Engineering from Swarthmore College and an M.B.A. from the University of Chicago.
Scott J. Peterson has been with Principal® since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.
Sarah E. Radecki has been with Principal® since 1999. She earned bachelor’s degrees in Political Science and Economics from Saint Mary’s College of California and a master’s degree in Economics from the University of California at Santa Barbara. Ms. Radecki has earned the right to use the Chartered Financial Analyst designation.
Joshua Rank has been with Principal® since 2013. He earned a bachelor’s degree in Finance from Iowa State University. Mr. Rank has earned the right to use the Chartered Financial Analyst designation.
Tracy Reeg has been with Principal® since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.
Benjamin E. Rotenberg has been with Principal® since 2014. He earned a bachelor’s degree in International Relations and Russian from Pomona College. Mr. Rotenberg has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.
Tom Rozycki has been with Principal® since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Chad Severin has been with Principal® since 2003. He earned a bachelor’s degree in Accounting from Simpson College.
Aaron J. Siebel has been with Principal® since 2005. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Siebel has earned the right to use the Chartered Financial Analyst designation.
Darrin E. Smith has been with Principal® since 2007. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.
Scott Smith has been with Principal® since 1999. He earned a bachelor’s degree in Finance from Iowa State University.
Yesim Tokat-Acikel has been with Principal® since 2023. Prior to that, Ms. Tokat-Acikel was a Managing Director, Head of Multi-Asset Research, Co-Head of ESG, and Portfolio Manager for PGIM Quantitative Solutions, a business of Prudential Financial, since 2010. She earned a bachelor’s degree in Industrial Engineering from Bilkent University, a master’s degree in Industrial Engineering from the University of Arizona, and a PhD in Financial Economics from the University of California, Santa Barbara.
May Tong has been with Principal® since 2021. Prior to that, Ms. Tong was a Senior Vice President, Portfolio Manager for Franklin Templeton Multi-Asset Solutions since 2018. She earned a bachelor’s degree in Accounting and Finance from Boston College and an M.B.A. from Columbia University. Ms. Tong has earned the right to use the Chartered Financial Analyst designation.
Nedret Vidinli has been with Principal® since 2010. He earned a bachelor’s degree in Business Administration at Drake University and an M.B.A. at Benedictine University. Mr. Vidinli has earned the right to use the Chartered Financial Analyst designation.
Christopher Watson has been with Principal® since 2011. He earned a B.A. Hons from McGill University, Montreal and an M.B.A. from IMD Lausanne. Mr. Watson has earned the right to use the Chartered Financial Analyst designation.
James Welch has been with Principal® since 2014. He earned a bachelor’s degree in Economics from the Pennsylvania State University.
The Sub-Advisors
PGI has signed contracts with various sub-advisors. Under the sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by PGI. For these services, PGI pays the sub-advisor a fee.

PGI or the sub-advisor provides the Board with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the sub-advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
The Fund Summaries identified the sub-advisors, portfolio managers, and the Funds they manage. Additional information follows.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”), 501 Commerce Street, Nashville, TN 37203, was founded in 1971 as an independent investment advisor registered with the SEC.

Fund(s):	a portion of SmallCap Growth I

Sub-Advisor:
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors) (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979.

Fund(s):	a portion of LargeCap Value III and a portion of Overseas

Sub-Advisor:
BlackRock Financial Management, Inc. (“BlackRock”), 50 Hudson Yards, New York, NY 10001, is a registered investment advisor organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

Sub-Sub-Advisor: BlackRock International Limited (“BIL”), Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, is a registered investment advisor founded in 1995.
Fund(s):	a portion of Diversified Income (global investment grade credit sleeve)

BlackRock and BIL, with PGI’s consent, have entered into a sub-sub-advisory agreement for a portion of the Diversified Income Fund. Under the agreement, BIL has agreed to carry out certain investment advisory obligations of BlackRock to manage a portion of the Diversified Income Fund’s assets. BlackRock will allocate to BIL a portion of the Diversified Income Fund assets it manages.

Sub-Advisor:
Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment advisor that works with institutions, corporations, nonprofits, families, and individuals.

Fund(s):	a portion of LargeCap Growth I and a portion of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025, is a registered investment advisor founded in 2001.

Fund(s):	a portion of Overseas

Sub-Advisor:
Emerald Advisers, LLC (“Emerald”), 3175 Oregon Pike, Leola, PA 17540, was founded in 1991 and manages institutional separate account and mutual fund investment portfolios for corporations, public and private pension funds, and for individual retail investors.

Fund(s):	a portion of SmallCap Growth I

Sub-Advisor:
Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), 53 State Street, Boston, MA 02109, is a registered investment advisor organized in 1977. GMO manages a broad range of investment strategies, including equity and fixed income strategies across global developed and emerging markets, multi-asset class strategies, and alternative strategies.

Fund(s):	a portion of Diversified Income (opportunistic securitized investment sleeve)

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC, 601 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017, is an investment advisory firm founded in 1980 that manages value portfolios for institutional and individual investors.

Fund(s):	a portion of SmallCap Value II

Sub-Advisor:
Los Angeles Capital Management LLC (“Los Angeles Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, founded in 2002, is a registered investment advisor offering risk-controlled, active equity management services to a broad range of institutional investors.

Fund(s):	a portion of MidCap Value I

Sub-Advisor:
Nuveen Asset Management, LLC (“Nuveen Asset Management”), 333 West Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC providing investment management services in a variety of investment strategies across multiple asset classes.

Fund(s):	a portion of Diversified Income (senior loan investment strategy)

Sub-Advisor:
PineBridge Investments LLC (“PineBridge”), Park Avenue Tower, 65 East 55th Street, New York, NY 10022, founded in 2010, is an investment advisor registered with the SEC that focuses on active, high conviction investing.

Fund(s):	a portion of Diversified Income (U.S. investment grade corporate bond sleeve)

Sub-Advisor:
Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) (“Polen Credit”), 1075 Main Street, Suite 320, Waltham, MA 02451, is an SEC registered investment advisor. Polen Credit, which is a wholly-owned subsidiary of Polen Capital Management, LLC, was formed in 1996 and presently manages U.S. opportunistic high yield, U.S. high yield, bank loan, and credit opportunities investment strategies, along with various customized fixed income solutions, on behalf of domestic and international investors.

Fund(s):	a portion of Diversified Income (high yield strategy)

Sub-Advisor:
Post Advisory Group, LLC (“Post”), 2049 Century Park East, Suite 3050, Los Angeles, CA 90067, founded in 1992, is a global investment manager specializing in high yield securities with a multi-strategy, value-oriented investment approach.

Fund(s):	a portion of Diversified Income (high yield strategy)

Sub-Advisor:
Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal-REI”), 711 High Street, Des Moines, IA 50392, was founded in 2000 and manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors.

Fund(s):	Global Real Estate Securities and Real Estate Securities

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Keith Bokota has been with Principal-REI since 2007. He earned a bachelor’s degree in Finance and International Business from Georgetown University. Mr. Bokota has earned the right to use the Chartered Financial Analyst designation.
Simon Hedger has been with Principal - REI since 2003. He earned an M.B.A. from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).
Anthony Kenkel has been with Principal-REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.
Kelly D. Rush has been with Principal-REI since 2000 and the predecessor firms since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, manages portfolios of preferred securities for corporate, pension fund, insurance, and endowment clients; open-end and closed-end mutual funds; and separately managed account programs for high net worth individual investors, as well as provides volatility mitigation solutions for some client portfolios.

Fund(s):	a portion of Diversified Income (preferred securities strategy)

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 1307 Point Street, Baltimore, MD 21231, has over 75 years of investment management experience.

Fund(s):	a portion of LargeCap Growth I

Sub-Advisor:	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), 600 Travis Street, Suite 3800, Houston, Texas 77002, was founded in 1970.

Fund(s):	a portion of SmallCap Value II

Sub-Advisor:
Victory Capital Management Inc. (“Victory Capital”), 15935 La Cantera Pkwy, San Antonio, TX 78256, is an SEC-registered investment adviser that provides asset management services to individual and institutional clients through multiple investment franchises.

Fund(s):	a portion of MidCap Value I

Sub-Advisor:	Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201, is a registered investment advisor that was founded in 1983.

Fund(s):	a portion of LargeCap Value III
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.
Participating Affiliate Agreement
In rendering investment advisory services to a Fund, the advisor and each sub-advisor may use the resources of one or more of its respective foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended, to provide portfolio management, research, and trading services to the Fund. Under a Participating Affiliate Agreement, and pursuant to applicable guidance from the Staff of the SEC, U.S. registered advisors are allowed to use investment advisory and trading resources of such unregistered advisory affiliates subject to the regulatory supervision of the registered advisor. For example, some Principal Funds assets are managed by employees of Principal Global Investors (Europe) Limited pursuant to such an arrangement. Each such affiliate and any of their respective employees who provide services to a Fund are considered under the Participating Affiliate Agreement to be “supervised persons” of the advisor or sub-advisor (as applicable) as that term is defined in the Investment Advisers Act of 1940, as amended.
Fees Paid to PGI
Each Fund pays PGI a fee for its services, which includes the fee PGI pays to sub-advisors, as applicable.
The fee each Fund paid (as a percentage of the Fund’s average daily net assets) for the fiscal year ended October 31, 2025 was:

Fund/Portfolio	Percentage of the Fund’s Average Daily Net Assets	Fund/Portfolio	Percentage of the Fund’s Average Daily Net Assets
California Municipal	0.40%	Principal LifeTime 2045	0.00%
Core Fixed Income	0.33%	Principal LifeTime 2050	0.00%
Core Plus Bond	0.42%	Principal LifeTime 2055	0.00%
Diversified Income	0.66%	Principal LifeTime 2060	0.00%
Diversified International	0.74%	Principal LifeTime 2065	0.00%
Equity Income	0.50%	Principal LifeTime 2070	0.00%
Finisterre Emerging Markets Total Return Bond	0.75%	Principal LifeTime Hybrid Income	0.00%
Global Emerging Markets	0.95%	Principal LifeTime Hybrid 2015	0.00%
Global Real Estate Securities	0.88%	Principal LifeTime Hybrid 2020	0.00%
Government & High Quality Bond	0.49%	Principal LifeTime Hybrid 2025	0.00%
Government Money Market	0.15%	Principal LifeTime Hybrid 2030	0.00%
High Yield	0.50%	Principal LifeTime Hybrid 2035	0.00%
Inflation Protection	0.37%	Principal LifeTime Hybrid 2040	0.00%
International Bond(1)	N/A	Principal LifeTime Hybrid 2045	0.00%
International Equity	0.60%	Principal LifeTime Hybrid 2050	0.00%
LargeCap Growth I	0.60%	Principal LifeTime Hybrid 2055	0.00%
LargeCap S&P 500 Index	0.08%	Principal LifeTime Hybrid 2060	0.00%
LargeCap Value III	0.69%	Principal LifeTime Hybrid 2065	0.00%
MidCap	0.56%	Principal LifeTime Hybrid 2070	0.00%
MidCap S&P 400 Index	0.15%	Real Estate Securities	0.79%
MidCap Value I	0.65%	SAM Balanced	0.27%
Money Market	0.39%	SAM Conservative Balanced	0.27%
Overseas	0.88%	SAM Conservative Growth	0.27%
Principal Capital Appreciation	0.41%	SAM Flexible Income	0.27%
Principal LifeTime Strategic Income	0.00%	SAM Strategic Growth	0.27%
Principal LifeTime 2015	0.00%	Short-Term Income	0.35%
Principal LifeTime 2020	0.00%	SmallCap	0.72%
Principal LifeTime 2025	0.00%	SmallCap Growth I	0.85%
Principal LifeTime 2030	0.00%	SmallCap S&P 600 Index	0.15%
Principal LifeTime 2035	0.00%	SmallCap Value II	0.89%
Principal LifeTime 2040	0.00%	Tax-Exempt Bond	0.40%
(1)The International Bond Fund did not exist as of October 31, 2025. The management fee for the International Bond Fund is 0.48% as a percentage of the Fund's average daily net assets.
The discussions regarding the basis for the Board’s approval of various management and sub-advisory agreements are available for all Funds (other than the International Bond Fund) in the Registrant's Form N-CSR filing on the SEC's website at www.sec.gov for the period ending October 31, 2025. The discussions regarding the basis for the Board's approval of the management agreement will be available for the International Bond Fund in the Registrant's Form N-CSR filing on the SEC's website at www.sec.gov for the period ending April 30, 2026.
Voluntary Waivers
Government Money Market and Money Market Funds PGI has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.
Manager of Managers
The Registrant operates as a Manager of Managers. Under an order received from the SEC (the “Order”), the Registrant and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors that are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:
•hire one or more sub-advisors;
•change sub-advisors; and
•reallocate management fees between PGI and sub-advisors.
Although there is no present intent to do so, the Funds may, in the future, rely on current SEC Staff guidance that expands relief under the Order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors that are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub-advisors regardless of the degree of affiliation with PGI.
In order to rely on the varying degrees of relief granted by the Order and/or the SEC Staff guidance, a Fund must receive approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
The shareholders of each Fund have approved such Fund’s reliance on the Order, as supplemented by the SEC Staff guidance, as follows:

Fund/Portfolio	Unaffiliated Sub-Advisors	Wholly-Owned Affiliated Sub-Advisors	Majority-Owned Affiliated Sub-Advisors	Any Other Sub-Advisors Regardless of Degree of Affiliation
California Municipal	X
Core Plus Bond	X	X	X
Diversified Income	X	X	X
Global Emerging Markets	X	X	X
Global Real Estate Securities	X	X	X
Principal LifeTime 2055	X	X	X
Principal LifeTime 2065	X	X	X
Principal Lifetime Hybrid 2055	X	X	X
Principal Lifetime Hybrid 2060	X	X	X
Real Estate Securities	X	X	X
SAM Conservative Growth	X	X	X
SmallCap Fund	X	X	X
Tax-Exempt Bond	X
All Other Funds/Portfolios	X	X	X	X
PGI has ultimate responsibility for the investment performance of each Fund that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
In accordance with a separate exemptive order that the Registrant and PGI have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Board Members are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open. Share prices are not calculated on the days on which the NYSE is closed for trading, generally: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/ Presidents’ Day; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas. The share price of each Fund (other than the Government Money Market Fund) is determined as of the close of business of the NYSE (normally, 3:00 p.m. Central Time). The share price of the Government Money Market Fund is normally determined at 4:00 p.m. Central Time. When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received (in proper form) at the transaction processing center in Kansas City, Missouri. To process your transaction (purchase, redemption, or exchange) on the day it is received, it must be received (with complete information):
•on a day that the NYSE is open; and
•for each Fund (other than the Government Money Market Fund), before the close of trading on the NYSE (normally, 3:00 p.m. Central Time); or
•for the Government Money Market Fund, normally before 4:00 p.m. Central Time.
Orders received after 3:00 p.m. Central Time (for all Funds, other than the Government Money Market Fund) or 4:00 p.m. Central Time (for the Government Money Market Fund) or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time or, in the case of the Government Money Market Fund, 4:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.
For all Funds, except the Government Money Market and Money Market Funds, the share price is calculated by:
•taking the current market value of the total assets of the Fund,
•subtracting liabilities of the Fund,
•dividing the remainder proportionately into the classes of the Fund,
•subtracting the liability of each class, and
•dividing the remainder by the total number of shares outstanding for that class.
With respect to any portion of a Fund’s assets invested in other registered investment companies, that portion of the Fund's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.
The securities of the Government Money Market and Money Market Funds are valued at amortized cost. The calculation procedure is described in the SAI.
Notes:
•If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Board. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Registrant. These fair valuation procedures are intended to discourage shareholders from investing in the Funds for the purpose of engaging in market timing or arbitrage transactions.
•The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by a Fund may change on days when shareholders are unable to purchase or redeem shares.
•Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Registrant has a policy to value such securities at a price at which PGI expects the securities may be sold.
•The securities of the Government Money Market and Money Market Funds are valued at amortized cost. The calculation procedure is described in the SAI.
CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:

Mailing Addresses:
Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 219971	801 Pennsylvania Ave., Ste. 219971
Kansas City, MO 64121-9971	Kansas City, MO 64105-1307
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House (“ACH”) or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.PrincipalAM.com.

PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, Institutional, R-3, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Institutional Class and Classes A, C, J, R-3, R-5, and R-6 shares are available in this Prospectus.
The Funds reserve the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Funds do not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in PGI’s opinion, may be disruptive to the Funds. For these purposes, PGI may consider an investor’s trading history in the Funds or other funds advised by PGI and accounts under common ownership or control.
PGI may recommend to the Board, and the Board may elect, to close certain Funds or share classes to new investors or to close certain Funds or share classes to new and existing investors.
The Registrant will not issue certificates for shares.
No salesperson, broker-dealer, or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been provided or made by the Registrant, a Fund, PGI, any sub-advisor, or Principal Funds Distributor, Inc. ("PFD" or the "Distributor").
Procedures for Opening an Account
Classes A and C Shares
Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Funds by visiting our website to obtain the appropriate forms.
Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in a Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Funds also offer a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional before making decisions about the account and type of investment that are appropriate for them.
Class J Shares
Class J shares are currently available through registered representatives of:
•Principal Securities, Inc. (“PSI”) who are also employees of Principal Life distribution channels used to directly market certain products and services of subsidiaries of Principal Financial Group, Inc. as well as provide retirement plan services and education on topics such as investing and retirement. These PSI-registered representatives are with Principal Connection (part of Principal Bank), and
•Selected broker-dealers that have entered into a selling agreement to offer Class J shares.
Class J shares are also available through an online IRA rollover tool on www.principal.com.
For more information about Class J shares of the Funds, please call Principal Connection at 1-800-247-8000.
Institutional Class and Classes R-3, R-5, and R-6 Shares
Shares of the Funds are generally purchased through Financial Professionals. There are no sales charges on Institutional Class and Classes R-3, R-5, and R-6 shares of the Funds.
Shareholder accounts in these share classes are generally maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally within an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Funds as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.
Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
The Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. The Funds will not establish accounts that are for the benefit of a business/organization that is illegal under federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of a Fund available in that share class. At the sole discretion of the Distributor, the Fund may broaden or limit the designation of eligible purchasers, permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice. The Funds' shares may not be offered in every state. Please check with your Financial Professional or our home office for state availability.
Institutional Class and Classes R-3, R-5, and R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other intermediaries; such plans or intermediaries may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor’s financial considerations are different. You should speak with your Financial Professional to help you decide which share class is best for you.

Eligible purchasers currently include, but are not limited to:	Inst.	R-3	R-5	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services	X	X	X	X
separate accounts of Principal Life	X	X	X	X
Principal Life or any of its subsidiaries or affiliates	X	X	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds	X	X	X	X
clients of Principal Global Investors, LLC	X	X	X	X
certain employer-sponsored retirement plans with plan level omnibus accounts	X	X	X	X
certain pension plans and employee benefit plans	X	X	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans	X	X	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate
	X	X	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services	X	X	X	X
investors investing at least $1,000,000 per fund	X			X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X			X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X			X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping	X			X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments, and foundations	X			X
collective trust funds, fund of funds, or other pooled investment vehicles, and entities acting for the account of a public entity	X			X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate	X			X
the portfolio manager of any advisor to the fund	X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X			X
retirement plans and IRAs investing through a retirement marketplace enabled by state legislation	X
ReFlow Fund, LLC in connection with the ReFlow liquidity program	X			X

Finisterre Emerging Markets Total Return Bond Fund
For retail investors (i.e. non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on April 13, 2026, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on June 12, 2026, the Finisterre Emerging Markets Total Return Bond Fund will no longer be available for purchases from new investors except in limited circumstances.
•Shareholders, including those in omnibus accounts, who own shares of the Finisterre Emerging Markets Total Return Bond Fund as of April 13, 2026 (for retail investors, i.e., non-employer sponsored retirement plan investors) or June 12, 2026 (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (“RIA”) and bank trust firms that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) in a fee-based, wrap, or advisory account, may add new clients, or purchase shares in the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Private banks that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may add new clients to the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to private bank or private bank platforms not already investing in the Emerging Market Debt Total Return Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Finisterre Emerging Markets Total Return Bond Fund may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. New participants in these plans may elect to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund.
•Retirement plans that, as of April 13, 2026, have the Finisterre Emerging Markets Total Return Bond Fund in their plan lineup may continue to offer the Finisterre Emerging Markets Total Return Bond Fund. Retirement plans in transition as of April 13, 2026 will have until June 12, 2026 to fund any new accounts in the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who open a new IRA transfer or rollover account by the close of business on April 13, 2026 will have until June 12, 2026 to fund these accounts.
•Shareholders within brokerage accounts may continue to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund; however, new brokerage accounts will not be permitted to begin investing in the Finisterre Emerging Markets Total Return Bond Fund after April 13, 2026.
•529 plans that include the Finisterre Emerging Markets Total Return Bond Fund within their investment options may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who have a direct investment in an Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may, subject to the approval of the Distributor, purchase shares in the Finisterre Emerging Markets Total Return Bond Fund.
At the sole discretion of the Distributor, the Finisterre Emerging Markets Total Return Bond Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the NYSE on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the NYSE on August 15, 2013, the MidCap Fund is no longer available for purchases from new investors except in limited circumstances, such as the following:

•Shareholders, including those in omnibus accounts, who owned shares of the MidCap Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013 (for employer-sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e., investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts, or insurance separate accounts) in a fee-based, wrap, or advisory account, may continue to add new clients, purchase shares, and exchange into the MidCap Fund. The MidCap Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the MidCap Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the MidCap Fund. The MidCap Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the MidCap Fund may continue to purchase shares and exchange into the MidCap Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the MidCap Fund. New participants in these plans may elect to purchase shares of the MidCap Fund.
•Shareholders within brokerage accounts may continue to purchase shares of the MidCap Fund; however, new brokerage accounts will not be permitted to begin investing in the MidCap Fund after June 14, 2013.
•529 plans that include the MidCap Fund within their investment options may continue to purchase shares and exchange into the MidCap Fund.
•Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the MidCap Fund.
•Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the MidCap Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Money Market Fund
The Money Market Fund qualifies as a retail money market fund; therefore, it uses amortized cost to value its portfolio securities, transacts at a $1.00 share price, and maintains a $1.00 stable NAV.
Natural Persons. As a retail money market fund, the Money Market Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons (whether investing directly or through an intermediary). A natural person is an individual human being with sole or shared voting and/or investment power over the investment. New sales or exchanges into the Money Market Fund by investors who do not meet the definition of a natural person (whether investing directly or through an intermediary) will not be allowed. If a non-natural person invests (whether directly or through an intermediary) in the Money Market Fund, the Money Market Fund will involuntarily redeem those investors. The Money Market Fund will provide 60-days advance notice prior to involuntarily redeeming shares owned by investors who do not meet the definition of a natural person (whether investing directly or through an intermediary).
Investment Company Purchasers
Each Fund is an investment company registered with the SEC under the 1940 Act. If a purchaser of Fund shares is also a registered investment company or a private fund relying on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, it may be limited by the 1940 Act in the amount of Fund shares it can purchase (i.e., Section 12(d)(1)(A)). Such purchaser must comply with such limitations or avail itself, if possible, of any applicable exemptions from such limitations (e.g., a registered investment company may rely on Rule 12d1-4 of the 1940 Act).
Minimum Investments
Classes A, C, and J Shares
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-Fund basis for each Fund in which a shareholder invests.
Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (“AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually.
Minimum initial and subsequent investments may be waived or reduced on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; the ReFlow liquidity program; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution. Your financial intermediary may impose different investment minimums.
Institutional Class and Classes R-3, R-5, and R-6 Shares
There are no minimum initial or subsequent investment requirements for an investor who otherwise qualifies as an eligible purchaser.
Payment
Classes A, C, and J Shares
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check), bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Registrant uses to value its portfolio securities as described in this Prospectus.
You may reinvest your redemption proceeds, dividend payment, or capital gain distribution without an initial sales charge or contingent deferred sales charge, in the same share class of any other Fund of Principal Funds within 90 days of the date of the redemption. To purchase the shares without a sales charge (initial or contingent deferred) as described in this section, the shareholder must notify Principal Funds at the time of reinvestment that the shareholder is reinvesting proceeds within 90 days of the date of redemption. The original redemption will be considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested within 90 days. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
Your Financial Professional can help you make a direct deposit from your paycheck (if your employer approves) or from a government allotment. Direct deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Your Financial Professional can help you establish an Automatic Investment Plan (“AIP”). You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day before your selected day.
Institutional Class and Classes R-3, R-5, and R-6 Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
For Institutional Class shareholders investing through a retirement marketplace enabled by state legislation, please contact Principal Funds by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.

Automatic Conversion of Class C Shares
Effective April 19, 2021, Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. The automatic conversion will generally occur on the 22nd day of each month or, if the 22nd day is not a business day, on the next business day (each, a “Conversion Date”). If the eighth anniversary of a purchase of Class C shares falls on a Conversion Date, a shareholder’s Class C shares will be automatically converted on that date. If the eighth anniversary occurs between Conversion Dates, a shareholder’s Class C shares will be automatically converted on the next Conversion Date after such anniversary. Automatic conversions will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee, or other charge. Automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.
Class C shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C shares held through a financial intermediary in certain omnibus accounts may be converted by the financial intermediary once it is determined that the Class C shares have been held for the required period. It is the financial intermediary’s (and not the Fund’s) responsibility to maintain appropriate supporting records and to ensure that the shareholder is credited with the proper holding period, and it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible for the conversion. Additionally, some intermediaries may have adopted different policies and procedures related to the conversion of Class C shares, including shorter schedules for conversion. Please consult with your financial intermediary if you have any questions.
REDEMPTION OF FUND SHARES
Under normal circumstances, you may redeem shares of any class of the Funds at any time. There is no fee for any redemption. The Board has determined that it is not necessary to impose a fee upon the redemption of Fund shares because the Fund has adopted transfer restrictions as described in Exchange of Fund Shares.
The shares you redeem will have the NAV per share that is next computed after the Fund receives and accepts your redemption order in proper and complete form. The amount you receive will be reduced by any applicable CDSC, except as noted below; see Choosing a Share Class and the Costs of Investing - One-Time Fee - Contingent Deferred Sales Charge (“CDSC”) - CDSC Waiver. Your redemption proceeds will generally be sent on the next business day (a day when the NYSE is open for normal business) following the date on which your request is received and accepted in proper and complete form. Although you can redeem your shares at any time, if you purchased shares by check or ACH and subsequently request a redemption of those shares, your redemption proceeds will generally be delayed for seven calendar days after the purchase to allow a sufficient period of time to ensure your recent payment has been cleared by the relevant bank. To redeem shares purchased by check or ACH within the previous seven days, the Funds require redemption requests with respect to those shares to be submitted in writing or by telephone, unless you contact the Fund and make an alternate arrangement.
Under unusual circumstances, a Fund may suspend redemptions, or postpone payments for more than seven days, as permitted by federal securities law.
Under normal circumstances, the Funds expect to meet redemption requests through holdings of cash, the sale of investments held in cash equivalents, and/or by selling liquid index futures or other instruments used for cash management purposes. In situations in which such holdings are not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. No Fund can borrow under the bank line-of-credit while also a lender under the interfund lending facility. Funds may also choose to sell portfolio assets for the purpose of meeting such requests. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
The agreement for the above-mentioned line of credit is with The Bank of New York Mellon.
Classes A, C, and J Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b), and SAR-SEP accounts may be taken as:

•lump sum of the entire interest in the account,
•partial interest in the account, or
•periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59½.
Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Generally, sales proceeds are:
•payable to all owners on the account (as shown in the account registration) and
•mailed to the address on the account (if not changed within the last 15 days) or sent by wire or ACH to previously authorized U.S. bank account (if not added or changed within the last 15 days).
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
•when an owner has died;
•for certain employee benefit plans; or
•owned by corporations, partnerships, agents, or fiduciaries.
Except as described above, you may redeem shares of the Funds in any of the following ways:
By Mail
To sell shares by mail, you must:
•Send a letter or our distribution form, which is signed by an owner of the account,
•Specify the account number, and
•Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone or Website, in amounts of $100,000 or less
To sell shares by telephone:
•The request may be made by a shareholder or by the shareholder’s Financial Professional.
•The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•Wire or ACH to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days.
•If our phone lines are busy or our website is unavailable, you may need to send in a written sell order.
Telephone and/or website redemption privileges are NOT available for all account types.
Class A shares of Money Market Fund: Sell Shares by Checkwriting
•Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
•The Fund can only sell shares after your check making the Fund investment has cleared your bank.
•Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
•The rules of the bank on which the checks are drawn concerning checking accounts apply.
•If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
•Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
•Checkwriting is available only for non-qualified accounts.
•Neither the Fund, the bank, nor PGI shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
•Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

•If you have checkwriting privileges on your Money Market Fund and you write a check, if the check is received for payment by the Fund’s transfer agent while a liquidity fee is in effect, the applicable liquidity fee will be redeemed from the remaining balance of your Money Market Fund account and the face value of the check will be paid to the payee. If your Money Market Fund does not have sufficient funds to cover the combined value of the check and the liquidity fee, the check will be marked “Insufficient Funds” and returned.
Classes A, C, J, and Institutional Shares - Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:
•completing the applicable section of the application,
•sending us your written instructions,
•completing a Systematic Withdrawal Plan Request form, or
•calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:
•you instruct us to stop or
•your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Institutional Class and Classes R-3, R-5, and R-6 Shares
You may redeem shares of the Funds in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.
By Mail
To sell shares by mail, you must:
•Send a letter or our distribution form, which is signed by an owner of the account,
•Specify the account number, and
•Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone
To sell shares by telephone:
•Telephone privileges must apply to the account from which the shares are sold.
•A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.
•A maximum amount (listed below) of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days:
◦$10,000,000 for Institutional Class.
◦$500,000 for Classes R-3, R-5, and R-6.

•A maximum of $500,000 of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.
•If our telephone lines are busy, you may need to send in a written sell order.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution of “in kind” securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions made to an affiliated person would be distributed pro rata. Each Fund will value securities used to pay redemptions in kind using the same method the Registrant uses to value its portfolio securities as described in this Prospectus. The Funds may also use redemption in kind for certain Fund shares held by ReFlow.
Money Market Fund
Liquidity Fees on Redemptions. As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions (including one-time redemptions, systematic redemptions, and exchanges out of the Money Market Fund). The imposition of liquidity fees affects checkwriting as described in Class A Shares of Money Market Fund: Sell Shares by Checkwriting.
Imposition. If the Money Market Fund’s Board (or PGI, in accordance with Board-approved guidelines) determines that a liquidity fee is in the best interests of the Fund, the Fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all Fund shares for which redemption requests are submitted. If Fund shares are held through a financial intermediary, the Fund may rely on that intermediary to assess the Fund's discretionary liquidity fees on underlying shareholder accounts.
Duration. A discretionary liquidity fee will commence if the Board (or PGI, in accordance with Board-approved guidelines) determines to impose it (as early as the same day the Board or PGI makes the determination) and will remain in place until the Board (or PGI, in accordance with Board-approved guidelines) determines that imposing the discretionary liquidity fee is no longer in the best interests of the Money Market Fund.
Investor Communications. The Money Market Fund will communicate the imposition or lifting of a liquidity fee in various ways, including:
•filing a prospectus supplement, and
•posting information on its website.
The Money Market Fund will communicate the imposition or lifting of a liquidity fee in its Form N-MFP filing made with the U.S. Securities and Exchange Commission, which it must file no later than the fifth business day of each month (for information as of the previous month).
Use of Fee Proceeds
The liquidity fees imposed by the Money Market Fund will be used to offset the costs of liquidity incurred by the Fund for redeeming shareholders and to protect the Fund’s NAV.
Tax Consequences to the Money Market Fund and Investors of the Fund’s Receipt of Liquidity Fees
It is currently anticipated that shareholders of money market funds that impose a liquidity fee may generally treat the fee on the redemption as offsetting the shareholder’s amount realized on the redemption (thereby decreasing the shareholder’s gain, or increasing the shareholder’s loss, on the redeemed amount). The fund anticipates using 100% of a liquidity fee to help repair a market-based net asset value per share that was below $1.00.
Liquidity fees are expected to be non-taxable to the Fund. A money market fund that uses amortized cost to maintain a stable share price of $1.00 may need to distribute to its remaining shareholders sufficient value to prevent the fund from breaking the buck on the upside (i.e., by rounding up to $1.01 in pricing its shares), if the imposition of liquidity fees causes the fund’s market-based net asset value to reach $1.0050. To the extent that the fund has sufficient earnings and profits to support the distribution, the additional dividends would be taxable as ordinary income to shareholders and would be eligible for deduction by the funds. Any distribution in excess of the fund’s earnings and profits is treated as a return of capital, which would reduce your cost basis in the fund shares.
Liquidation. If the Government Money Market Fund or Money Market Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or if the Government Money Market Fund’s or Money Market

Fund’s price per share, rounded to the nearest one percent, has deviated from $1.00 or the Board determines that such deviation is likely to occur, the Board can irrevocably approve the liquidation of the Government Money Market Fund or Money Market Fund.
EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. All exchanges completed on the same day are considered a single exchange for purposes of the exchange limitations described below. To prevent excessive exchanges, and under other circumstances where the Board or PGI believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange, or close an account.
Classes A, C, and J Shares
Your shares in the Funds (except Money Market) may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:
•sending a written request to Principal Funds,
•using our website, or
•calling us, if you have telephone privileges on the account.
Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:
•Class A shares of other Funds.
•If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
•If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
•Class C shares of other Funds - subject to the applicable CDSC.
An exchange from the Money Market Fund will be subject to a discretionary liquidity fee to the extent that a liquidity fee is in place at the time of the exchange.
Automatic Exchange Election
This election authorizes an exchange from one Fund of Principal Funds to another Fund of Principal Funds on a monthly, quarterly, semi-annual, or annual basis. You can set up an automatic exchange by:
•completing the Automatic Exchange Election section of the application,
•calling us if telephone privileges apply to the account from which the exchange is to be made,
•sending us your written instructions, or
•completing an Automatic Exchange Election form.
Your automatic exchange continues until:
•you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or
•your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
•An exchange by any joint owner is binding on all joint owners.
•If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options, and dealer of record as the account from which the shares are being exchanged.
•All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore, exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
•accounts with identical ownership,
•an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•a single owner to a Uniform Transfers to Minors Act (“UTMA”) account if the owner of the single owner account is also the custodian on the UTMA account, or
•a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to the employee benefit plan. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
Institutional Class and Classes R-3, R-5, and R-6 Shares
A shareholder, which may include a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary (which may include, without limitation, an employee retirement plan or other employee benefit plan, plan administrator, plan record keeper, or managed account provider) imposes, Fund shares may be exchanged, without charge, for shares of the same share class of any other Fund of the Principal Funds, provided that:
•the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•the share class of such other Fund is available through the intermediary,
•the share class of such other Fund is available in the shareholder’s state of residence, and
•with respect to shares purchased through an intermediary that is willing and able to impose the 30-day exchange or repurchase restriction described below, the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund.
With respect to shares purchased through an intermediary that is willing and able to impose a 30-day exchange or repurchase restriction, an order to purchase shares of any Fund, except shares of the Money Market Fund, will be rejected if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by managers of funds of funds in shares of the underlying Funds.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restriction described above, Fund management may waive this restriction based on:
•exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in Fund shares; or
•the implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in Fund shares.
The Funds' transfer agent employs transaction monitoring that management believes is reasonably likely to identify and prevent excessive trading in Fund shares. The 30-day exchange or repurchase restriction described above is not imposed with respect to shares held directly with the Funds' transfer agent. However, such shares may be purchased through an intermediary that imposes such an exchange or repurchase restriction.
Shares of the Government Money Market Fund are not available for exchanges.

DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. Each Fund pays its net investment income to record date shareholders. The payment schedule is as follows:

Fund/Portfolio	Daily	Monthly	Quarterly (March, June, September, and December)	Yearly (in December)
California Municipal	X
Core Fixed Income	X
Core Plus Bond		X
Diversified Income		X
Diversified International				X
Equity Income			X
Finisterre Emerging Markets Total Return Bond		X
Global Emerging Markets				X
Global Real Estate Securities				X
Government & High Quality Bond	X
Government Money Market	X
High Yield	X
Inflation Protection				X
International Equity				X
LargeCap Growth I				X
LargeCap S&P 500 Index				X
LargeCap Value III				X
MidCap				X
MidCap S&P 400 Index				X
MidCap Value I				X
Money Market	X
Overseas				X
Principal Capital Appreciation				X
Principal LifeTime 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, 2070				X
Principal LifeTime Hybrid 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, 2070				X
Principal LifeTime Hybrid Income				X
Principal LifeTime Strategic Income				X
Real Estate Securities			X
SAM Balanced			X
SAM Conservative Balanced			X
SAM Conservative Growth				X
SAM Flexible Income		X
SAM Strategic Growth				X
Short-Term Income	X
SmallCap				X
SmallCap Growth I				X
SmallCap S&P 600 Index				X
SmallCap Value II				X
Tax-Exempt Bond	X
For more details on the payment schedule, go to: www.principal.com/tax-center.
Daily dividend funds declare dividends of daily net investments income each day their shares are priced. Daily funds distribute their accumulated declared dividends monthly. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets. If deemed necessary by the Board and management to comply with regulatory requirements or if in the best interest of shareholders, dividend and capital distributions may be paid at other times during the year.
The Government Money Market and Money Market Funds do not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:
•invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. Furthermore, such notice will be posted monthly on our website at www.principal.com/tax-center. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of Fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:
•    Disrupt the management of the Funds by:
◦forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
◦causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Funds; and
•Increase expenses of the Funds due to:
•    increased broker-dealer commissions and
•    increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.

The Board has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder. If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•Limiting the number of exchanges during a year; and
•Taking such other action as directed by the Fund.
We expect the Government Money Market Fund to be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a sweep vehicle. Therefore, reasonably frequent purchases and redemptions of Fund shares by shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of the Fund as applicable to other Funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance. Purchases and redemptions of Fund shares by ReFlow under the program are generally not considered excessive short-term trading under the Funds’ Excessive Trading Policy.
Institutional Class and Classes R-3, R-5, and R-6 Shares
In addition to taking any of the foregoing actions, if we, or a Fund, deem abusive trading practices to be occurring, we may require a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption).
The Funds have adopted an exchange frequency restriction for these classes, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.
TAX CONSIDERATIONS
It is a policy of each Fund to make distributions of substantially all of its respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
A return of capital is a non-dividend distribution that is not paid out of the earnings and profits of the Fund. A return of capital distribution is generally not taxed until your investment in the Fund has been recovered. A return of capital reduces your cost basis in the Fund, which may increase your tax liability upon the sale of your Fund shares or upon subsequent distributions in respect of your investment in the Fund.

Applicable only to Real Estate Securities Fund:
Occasionally, the Real Estate Securities Fund may pay a distribution classified as a return of capital. A return of capital is a non-dividend distribution that is not paid out of the earnings and profits of the Fund. As an example, the cash flow of a REIT that owns properties may exceed its taxable income because of non-cash expenses, such as property depreciation. The REIT, and in turn the Fund, may distribute this excess cash to shareholders. This distribution is classified as a return of capital. A return of capital distribution is generally not taxed until your investment in the Fund has been recovered. A return of capital reduces your cost basis in the Fund which may increase your tax liability upon the sale of your Fund shares or upon subsequent distributions in respect of your investment in the Fund. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 24%. The Fund is required, in certain cases, to withhold and remit to the U.S. Treasury 24% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds' default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Under U.S. Treasury Regulations, non-corporate Fund shareholders meeting certain holding period requirements may be able to deduct up to 20% of qualified REIT dividends passed through and reported to them by the Fund.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

In addition, the Funds have elected and intend to qualify and be eligible to be treated each year as regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). The Funds must satisfy certain diversification and qualifying income tests under the Code in order to qualify as RICs. If a Fund were to fail to qualify and be eligible to be treated as a RIC, the Fund would be subject to corporate-level taxation, thereby reducing the return on a shareholder's investment. In addition, a Fund could be required to recognize unrealized gains, pay taxes, and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
The information contained in this Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Funds. You should consult your tax advisor before investing in the Funds.
Funds Investing in Securities Generating Tax-Exempt Income
Distributions designated as “exempt-interest dividends” by a Fund investing in securities generating tax-exempt income are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in such Funds may have on the federal taxation of your benefits. Some Funds may invest in “AMT-subject bonds,” which are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”). A portion of such Funds' distributions may, therefore, be subject to federal income taxes or to the federal individual alternative minimum tax. Some Funds may invest a portion of their assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by such Funds will be taxable as described in this section. A portion of the dividends paid by such Funds may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in such Funds.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
•the dollar amount you are investing,
•the amount of time you plan to hold the investment,
•any plans to make additional investments in the Principal Funds, and
•eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance, and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Classes A, C, and J Shares
These share classes may include a front-end sales charge and/or contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers from your Financial Professional.
In some cases, the initial sales charge or contingent deferred sales charge may be waived or reduced. Appendix B to this Prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions,” contains information about intermediary-specific sales charge waivers and reductions that will be available if you purchase Fund shares through those intermediaries. The Prospectus discusses the initial sales charge or contingent deferred sales charge waivers or reductions that will be available if you purchase Fund shares directly from the Fund or through another intermediary not listed on Appendix B.

In all instances, to receive a waiver or reduction in the initial sales charge or contingent deferred sales charge, you or your Financial Professional must let the Fund know at the time you purchase or redeem shares that you qualify for such a waiver or reduction. It may be necessary for you to provide information and records, such as account statements, to determine your eligibility. If you or your Financial Professional do not let the Fund know that you are eligible for a waiver or reduction, you may not receive a sales charge discount to which you are otherwise entitled.
Class C Shares
Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to higher distribution fees.
The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Classes A, C, and J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.
Institutional Class and Classes R-3, R-5, and R-6 Shares
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Fund shares purchased with reinvested dividends or other distributions.
However, if you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary. Shares of each Fund are usually available in other share classes that have different fees and expenses.
One-Time Fee - Initial Sales Charge
Class A Shares
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares.
Note:    Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted.
For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

Fund(s): California Municipal, Tax-Exempt Bond
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.75% on purchases between $5 million and $9,999,999, 0.50% on purchases between $10 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s): Core Fixed Income, Government & High Quality Bond
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	2.25%	2.30%	2.00%
	$100,000 but less than $250,000	1.75%	1.78%	1.50%
	$250,000 but less than $500,000	1.25%	1.27%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s)/Portfolio(s): Core Plus Bond, Diversified Income, High Yield, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime Strategic Income, SAM Flexible Income
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 but less than $500,000	1.50%	1.52%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s): Short-Term Income
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	2.25%	2.30%	2.00%
	$100,000 but less than $250,000	1.75%	1.78%	1.50%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.50% on purchases between $5 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s): LargeCap S&P 500 Index
	Class A Sales Charge as % of:		Dealer Allowance as %
Amount of Purchase	Offering Price	Amount Invested	of Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

All other Funds/Portfolios (except Money Market Fund, for which there is no Class A sales charge)
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $50,000	5.50%	5.82%	4.75%
	$50,000 but less than $100,000	4.75%	4.99%	4.00%
	$100,000 but less than $250,000	3.75%	3.90%	3.00%
	$250,000 but less than $500,000	3.00%	3.09%	2.50%
	$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Initial Sales Charge Waiver or Reduction
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of initial (front-end) sales charge waivers or reductions. Such intermediary-specific sales charge variations are described in Appendix B to this prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions.” If you purchase Fund shares through an intermediary listed on Appendix B, you will be eligible to the receive only the intermediary’s applicable waivers and reductions described on Appendix B. If you purchase Fund shares directly from the Fund or through an intermediary not listed on Appendix B, you will be eligible to receive only the following initial sales charge waivers and reductions. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions.
Initial Sales Charge Waiver - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
•No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.
•You may reinvest the Funds’ Class A share redemption proceeds without a sales charge within 90 days of the redemption, if you previously paid a sales charge. Shares invested directly within the Class A Money Market Fund are not eligible for this waiver; however, shares in the Money Market Fund that were obtained by exchange of another Fund that imposed an initial sales charge are eligible.
•A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:
•current and former Directors of Principal Funds, member companies of Principal®, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age and including in-laws), and parents, including in-laws) and trusts created by or primarily for the benefit of these individuals;
•any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that makes available shares of a Fund;
•clients investing in Class A shares through a “wrap account” or investment product offered through broker-dealers, registered investment advisors, and other financial institutions under which clients may pay a fee to the broker-dealer, registered investment advisor, or financial institution;
•any investor who buys Class A shares through an omnibus account held by financial intermediaries, such as a bank, broker-dealer, or other financial institution, and that does not accept or charge the initial sales charge;
•financial intermediaries who offer shares to self-directed investment brokerage accounts;
•retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account. For clarification, such plans do not include individual retirement arrangements under IRC Section 408, such as Simplified Employee Pensions (SEP), SIMPLE IRAs or other IRAs; and
•shareholders who acquired Class A shares of Principal Capital Appreciation Fund through that fund's acquisition of Class J shares of the LargeCap Blend Fund II.

•The following two bullet points are only applicable to intermediaries that are affiliated with Principal Financial Group, Inc. A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:
•Premier Credit Union when the shares are owned directly with Principal Funds; and
•non-ERISA clients of Principal Global Investors LLC.
Initial Sales Charge Reduction - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
(1)Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by (i) you, your spouse or domestic partner, your children (including children of your spouse or domestic partner) age 25 or under, and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons, plus (ii) the value of holdings by you or an immediate family member which includes your spouse, domestic partner, parent, legal guardian, child, sibling, stepchild, and father- or mother-in law of Classes A, C, and R Units of the Scholar’s Edge 529 Plan, to determine the applicable sales charge. Class A shares of the Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Fund shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.
(2)Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13-month period. If the intended investment is not made (or shares are sold during the 13-month period), sufficient shares will be sold to pay the additional sales charge due. If a shareholder who signs an SOI dies within the 13-month period, no additional front-end sales charge will be required and the SOI will be considered met. An SOI is not available for 401(a) plan purchases.
(3)The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares.
(4)The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction plan established before March 1, 2002 with Principal Management Corporation as the Funds' transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.
Class C Shares
Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.
Institutional Class and Classes J, R-3, R-5, and R-6 Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.

One-Time Fee - Contingent Deferred Sales Charge ("CDSC")
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class A Shares
Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 18 months after purchase (12 months after purchase for the California Municipal, Short-Term Income, and Tax-Exempt Bond Funds), unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. However, for Class A Money Market Fund shares that are obtained through an exchange of shares from another Fund, the CDSC originally applicable to the purchase of such Fund’s shares will continue to apply.
The CDSC generally will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.
Class C Shares
Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. Within 90 days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12-month CDSC.
Class J Shares
If you sell your Class J shares within 18 months of purchase, a CDSC may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. Within 90 days after the sale of Class J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares Fund; shares purchased by redemption proceeds are not subject to the eighteen-month CDSC.
Institutional Class and Classes R-3, R-5, and R-6 Shares
These share classes are not subject to a CDSC.
CDSC Waiver
The CDSC may be waived on Classes A, C, and J shares of the Funds; waivers vary depending on how shares are purchased. Certain waivers and reductions apply when shares are purchased directly from the Fund; others apply when shares are purchased through an intermediary. Intermediaries may have different policies and procedures regarding the availability of waivers or reductions of the CDSC. Such intermediary-specific sales charge variations are described in Appendix B to this Prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions.” If you purchase Fund shares through an intermediary listed on Appendix B, you will be eligible to the receive only the intermediary’s applicable waivers and reductions described on Appendix B. If you purchase Fund shares directly from the Fund or through an intermediary not listed on Appendix B, you will be eligible to receive only the following CDSC waivers and reductions. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of redemption of any facts qualifying you for sales charge waivers or reductions.

CDSC Waiver - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
For Classes A, C, and J shares, the CDSC is waived on shares:
•redeemed within 90 days after an account is re-registered due to a shareholder's death;
•redeemed to pay surrender fees;
•redeemed to pay retirement plan fees;
•redeemed involuntarily from accounts with small balances;
•redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased before the disability;
•redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;
•redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;
•redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
•redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)
For Class J shares, the CDSC also is waived on shares:
•redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or
•of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc.
Ongoing Fees
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
Each fund of funds, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each fund of funds is net of the underlying funds’ operating expenses.
Each Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:
•Management Fee (all Classes) - Through the Management Agreement with the Registrant, PGI has agreed to provide investment advisory services and corporate administrative services to the Funds.
•Distribution Fee (Classes A, C, J, and R-3) - Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for the foregoing classes, with the exception of the Money Market Fund, Class A. Under the plan, these classes of each Fund pay a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time, these fees may exceed other types of sales charges.
•Other Expenses (all Classes) - A portion of certain expenses are allocated to all classes of the Funds, unless an expense is specific to a particular share class. Other expenses include, for example, interest expense, expenses related to fund investments, certain expenses related to regulatory requirements, and index licensing fees. Additional examples of other expenses include:
◦Transfer Agent Fee (all Classes) - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Registrant under which PSS provides transfer agent services to these classes. For Class J shares, these services are currently provided at a rate that includes a profit; for Classes A, C, Institutional, and R-6 shares, these services are currently provided at cost. The Fund does not pay for these services for Classes R-3 and R-5 shares.
◦Certain Operating Expenses (Institutional Class and Classes A, C, J, and R-6) — Expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.

◦Service Fee (Classes R-3 and R-5) — PGI has entered into a Service Agreement with the Registrant under which PGI is required to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members), such as responding to plan sponsor and plan member inquiries.
◦Administrative Services Fee (Classes R-3 and R-5) — PGI has entered into an Administrative Services Agreement with the Registrant under which PGI is required to provide shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.
•Acquired Fund Fees and Expenses (all Classes) - Fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. (“PFD” or the “Distributor”) is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company, a subsidiary of Principal Financial Group, Inc., and a member of Principal®.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for each of the Classes A, C, J, and R-3 shares of the Funds. Under the 12b-1 Plan, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Funds’ Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 Plan are made by the Funds to the Distributor pursuant to the 12b-1 Plan regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers are shareholders of the Funds for sales support services and for providing services to shareholders of that share class. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. These financial intermediaries include Principal Securities, Inc., a broker-dealer affiliated with PGI. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution-related expenses and/or for providing services to shareholders under each 12b-1 Plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
A(1)	0.25%(2)
C	1.00%
J	0.15%
R-3	0.25%
(1)     Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
(2)     The maximum annualized Rule 12b-1 fee for Class A shares of the Government & High Quality Bond, LargeCap S&P 500 Index, and Short-Term Income Funds is 0.15%.
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class, and the activities vary depending on the share class. In addition to shareholder services, examples of such sales or distribution-related expenses include, but are not limited to:
•Compensation to salespeople and selected dealers, including ongoing commission payments.
•Printing of prospectuses and statements of additional information and reports for other-than-existing shareholders, and preparing and conducting sales seminars.
Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.
Payments under the 12b-1 Plans will not automatically terminate for Funds that are closed to new investors or to additional purchases by existing shareholders. The Board will determine whether to terminate, modify, or leave unchanged the 12b-1 Plans when the Board directs the implementation of the closure of a Fund.

Classes A and C Shares
Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.
Class J Shares
Effective December 31, 2015, the Distributor has contractually agreed to limit the distribution fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2026 and will reduce the Money Market Fund’s distribution fees by 0.15%. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
Commissions, Finder’s Fees, and Ongoing Payments
See “Choosing a Share Class and The Costs of Investing” for more details.
Class A Shares
All or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $250,000 or $500,000 or more depending on the Fund purchased), which are not subject to initial sales charges.
Classes A, J, and R-3 Shares
Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at a rate that varies by class, as noted above under “Distribution and/or Service (12b-1) Fees.”
Class C Shares
The Distributor will pay, at the time of your purchase, a commission to your intermediary equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary as noted above under “Distribution and/or Service (12b-1) Fees.”
Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Classes A, C, and J Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions, and finder’s fees, including compensation for referrals, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments vary, but generally do not exceed: (a) 0.25% of the current year’s sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
Institutional Class and Classes R-3, R-5, and R-6 Shares
In addition to payments pursuant to applicable 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and/or shareholder services. For Classes R-3 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Services Fees that are disclosed in this Prospectus as Other Expenses. For Institutional Class shares, in some situations the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.

Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Services Fees pertaining to such plans, and it also is paid other compensation described in this section as payable to intermediaries.
The Distributor and its affiliates do not pay compensation to intermediaries (other than to affiliates of the Distributor) for distribution services or other services to Fund shareholders for Class R-6 shares. For more information, see the SAI.
Institutional Class and Classes A, C, J, R-3, R-5, and R-6 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary. The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training, and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions (“ticket”) charges and general marketing expenses.
For more information, see the SAI.
The payments described in this Prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary’s website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this Prospectus. Ask your Financial Professional about any fees and commissions they charge.
FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Funds you own, or if you purchase through a third-party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.
Certain purchases and sales are only included on your quarterly statement. These include accounts:
•when the only activity during the quarter are:
◦purchases of shares from reinvested dividends and/or capital gains,
◦purchases under an Automatic Investment Plan,
◦sales under a Systematic Withdrawal Plan,
◦purchases or sales under an Automatic Exchange Election, or
◦conversion of Class C shares into Class A shares
•used to fund certain individual retirement or individual pension plans; or
•established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third-party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund (other than the Government Money Market Fund) until 3:00 p.m. Central Time and on behalf of the Government Money Market Fund until 4:00 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by the required time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV per share it computes after your intermediary or sub-designee received your order.

The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3:00 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
•may be given by calling us;
•may be given via our website for certain transactions (for security purposes you need a username and password to use any of the internet services, including viewing your account information online. If you do not have a username or password, you may obtain one at our website); or
•may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.

Signature Guarantees
Certain transactions require that your signature be guaranteed. A signature guarantee may help protect your account against fraud. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. We reserve the right to require a signature guarantee on any transaction.

Signature guarantees are required in any of the following circumstances:	A	C	J	Inst.	R-3	R-5	R-6
if you sell more than $100,000 (in the aggregate) from the Funds	X	X	X
if you sell more than $500,000 (in the aggregate) from the Funds				X	X	X	X
if you sell more than $10,000,000 if you have the proceeds sent electronically to a previously authorized U.S. bank account				X
if a sales proceeds check is payable to a party other than the account shareholder(s)				X	X	X	X
if a sales proceeds check is payable to a party other than the account shareholder(s) or Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund, or Principal Securities, Inc. payable through Pershing	X	X	X
to change ownership of an account	X	X	X	X	X	X	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X
to exchange or transfer among accounts with different ownership	X	X	X	X	X	X	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X	X	X	X	X	X	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this Prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts, and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
Classes A, C, and J Shares - Minimum Account Balance
Each Fund has a minimum required account balance of $1,000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1,000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. Each Fund reserves the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each Prospectus and Annual and Semi-Annual Reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and its shareholders by reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within 30 days after we receive your request.
Multiple Translations
This Prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm. Shareholders will also receive semi-annual financial statements that are unaudited.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE:	Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.

Description of S&P Global Ratings’ Credit Rating Definitions:
S&P Global’s credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:	Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.
BBB:	Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.
BB, B, CCC, CC and C:	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB:	Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:	Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.
CCC:	Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:	Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.
C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:	Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.
Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that a rating has not been assigned or is no longer assigned.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:	This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:	Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3:	Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.
B:	Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.
C:	This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.
D:	This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed debt restructuring the rating is lowered to ‘D’.
MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:	A speculative capacity to pay principal and interest.
D:
Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

APPENDIX B – INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND REDUCTIONS
Certain intermediaries have different policies and procedures regarding the availability of sales charge waivers and reductions, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or reductions. In order to receive a waiver or reduction offered by one intermediary or the Fund, the purchaser must purchase Fund shares from the Fund or intermediary offering the waiver or reduction. Please see the section of the prospectus entitled “CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING” for more information on sales charges and waivers available for different classes.
Currently, the following intermediaries have implemented a schedule of sales charge waivers and reductions described below:
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
•Transaction size breakpoints, as described in this prospectus or the SAI.
•Rights of accumulation (ROA), as described in this prospectus or the SAI.
•Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
•Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
•Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
•Redemptions due to death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in this prospectus.
•Redemptions made in connection with a return of excess contributions from an IRA account.
•Shares purchased through a Right of Reinstatement (as defined above).
•Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
Edward D. Jones & Co., L.P. ("Edward Jones")
Policies Regarding Transactions Through Edward Jones
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Principal Funds, Inc., or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints at Edward Jones
•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation ("ROA") at Edward Jones
•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Principal Funds, Inc. held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI") at Edward Jones
•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers at Edward Jones
Sales charges are waived for the following shareholders and in the following situations:
•Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
•Shares purchased in an Edward Jones fee-based program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
◦The redemption and repurchase occur in the same account.
◦The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge ("CDSC") Waivers at Edward Jones
•If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•The death or disability of the shareholder.
•Systematic withdrawals with up to 10% per year of the account value.
•Return of excess contributions from an Individual Retirement Account (IRA).
•Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•Shares exchanged in an Edward Jones fee-based program.
•Shares acquired through NAV reinstatement.
•Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•Initial purchase minimum: $250
•Subsequent purchase minimum: none

Minimum Balances
•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◦A fee-based account held on an Edward Jones platform
◦A 529 account held on an Edward Jones platform
◦An account with an active systematic investment plan or LOI
Exchanging Share Classes
•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Janney Montgomery Scott
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end Sales Charge* Waivers on Class A Shares Available at Janney
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR‑SEPs or Keogh plans.
•Shares acquired through a right of reinstatement.
•Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•Shares sold in connection with a return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches their qualified age based on applicable IRS regulations.
•Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•Shares acquired through a right of reinstatement.
•Shares exchanged into the same share class of a different fund.
Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•Breakpoints as described in the fund’s Prospectus.
•Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of intent ("LOI") which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares Available at J.P. Morgan Securities LLC
•Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
•Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
•Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•Shares purchased through rights of reinstatement.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
•A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at J.P. Morgan Securities LLC
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Shares purchased in connection with a return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoints as described in the prospectus.
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
•Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•Shares purchased through a Merrill investment advisory program.
•Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
•Shares purchased through the Merrill Edge Self-Directed platform.
•Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
•Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
•Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement).
•Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees).
•Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level-Load Shares Available at Merrill
•Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3)).
•Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
•Shares sold due to return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
•Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
•Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
•Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
Morgan Stanley Wealth Management
Initial Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
Effective July 1, 2018, if you purchase Class A Fund shares through a Morgan Stanley Wealth Management transactional brokerage account you will be eligible only for the following initial sales charge waivers, which differ from those disclosed elsewhere in this prospectus or the SAI.
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•Shares purchased through a Morgan Stanley self-directed brokerage account.
•Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Oppenheimer & Co. Inc.
Effective June 12, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at OPCO
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
•Shares purchased by or through a 529 Plan.
•Shares purchased through a OPCO affiliated investment advisory program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.

•Employees and registered representatives of OPCO or its affiliates and their family members.
•Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.
CDSC Waivers on A, B and C Shares Available at OPCO
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus.
•Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
•Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoints as described in this prospectus.
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Raymond James
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James & Associates, Inc., Raymond James Financial Services, Inc. or each entity’s affiliates (“Raymond James”) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James
•Shares purchased in an investment advisory program.
•Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C Shares Available at Raymond James
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching their qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•Breakpoints as described in this prospectus.
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Robert W. Baird & Co.
Effective January 1, 2026, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-end Sales Charge Waivers on Investors A-shares Available at Baird
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
•Shares purchased within 90 days following a redemption from a Principal Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•A shareholder in the Fund's Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C shares Available at Baird
•Shares sold due to death or disability of the shareholder
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
•Shares bought due to returns of excess contributions from an IRA Account
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
•Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•Shares acquired through a right of reinstatement
Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•Breakpoints as described in this prospectus
•Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Principal assets held by accounts within the purchaser’s household at Baird. Eligible Principal assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Principal through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated
Effective March 17, 2025, shareholders purchasing or holding Principal Funds, Inc’s shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Principal Funds, Inc. held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
•Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
•Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
•Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Principal Funds, Inc.
•Shares purchased from the proceeds of redeemed shares of Principal Funds, Inc. so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
•Shares from rollovers into Stifel from retirement plans to IRAs.
•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
•Purchases of Class 529-A shares through a rollover from another 529 plan.
•Purchases of Class 529-A shares made for reinvestment of refunded amounts.
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares
•Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
•Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
•Shares acquired through a right of reinstatement.
•Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
•Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
•Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
US Bancorp Investments, Inc. (“USBI”)
Effective February 2021, Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, where the shares are held in an omnibus account at the fund, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.
(updated March 17, 2025)

APPENDIX C – FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders (Part 1) (Part 2) (Part 3) for the fiscal year ended October 31, 2025, which is available upon request, and incorporated by reference into the SAI.
To request a free copy of the latest Annual or Semi-Annual report for the Funds, you may telephone 1-800-222-5852.
C-1

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees) Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CALIFORNIA MUNICIPAL FUND Class A shares 2025 $9.86&#9; $0.33&#9; ($0.02)&#9; $0.31 ($0.34)&#9; ($0.34)&#9; $9.83 3.19%(b) $335,447 0.85% 0.71%(c) 3.40% 52.2% 2024 9.30&#9; 0.30&#9; 0.56 0.86 (0.30)&#9; (0.30)&#9; 9.86 9.27 (b) 323,809 0.87 0.71 (c) 3.02 35.9 2023 9.27&#9; 0.28&#9; 0.02 0.30 (0.27)&#9; (0.27)&#9; 9.30 3.19 (b) 301,835 0.89 0.72 (c) 2.89 31.5 2022 11.02&#9; 0.25&#9; (1.75)&#9; (1.50)&#9; (0.25)&#9; (0.25)&#9; 9.27 (13.86) (b),(d) 328,411 0.78 0.72 (c) 2.42 38.9 2021 10.85&#9; 0.24&#9; 0.17 0.41 (0.24)&#9; (0.24)&#9; 11.02 3.89 (b),(d) 471,777 0.79 0.76 (c) 2.11 13.2 Class C shares 2025 9.88&#9; 0.25&#9; (0.02)&#9; 0.23 (0.26)&#9; (0.26)&#9; 9.85 2.34 (b) 16,019 1.67 1.53 (c) 2.57 52.2 2024 9.32&#9; 0.21&#9; 0.56 0.77 (0.21)&#9; (0.21)&#9; 9.88 8.34 (b) 20,508 1.70 1.54 (c) 2.18 35.9 2023 9.29&#9; 0.20&#9; 0.02 0.22 (0.19)&#9; (0.19)&#9; 9.32 2.32 (b) 21,229 1.73 1.56 (c) 2.05 31.5 2022 11.05&#9; 0.16&#9; (1.76)&#9; (1.60)&#9; (0.16)&#9; (0.16)&#9; 9.29 (14.55) (b) 26,031 1.60 1.54 (c) 1.59 38.9 2021 10.87&#9; 0.15&#9; 0.18 0.33 (0.15)&#9; (0.15)&#9; 11.05 3.05 (b) 39,213 1.59 1.56 (c) 1.31 13.2 Institutional shares 2025 9.87&#9; 0.35&#9; (0.02)&#9; 0.33 (0.36)&#9; (0.36)&#9; 9.84 3.44 293,382 0.60 (e) 0.46 (c),(e) 3.64 52.2 2024 9.30&#9; 0.32&#9; 0.57 0.89 (0.32)&#9; (0.32)&#9; 9.87 9.64 279,440 0.62 (e) 0.46 (c),(e) 3.27 35.9 2023 9.27&#9; 0.31&#9; 0.02 0.33 (0.30)&#9; (0.30)&#9; 9.30 3.46 235,290 0.63 (e) 0.46 (c),(e) 3.15 31.5 2022 11.03&#9; 0.27&#9; (1.76)&#9; (1.49)&#9; (0.27)&#9; (0.27)&#9; 9.27 (13.65) 198,684 0.53 (e) 0.47 (c),(e) 2.68 38.9 2021 10.86&#9; 0.26&#9; 0.18 0.44 (0.27)&#9; (0.27)&#9; 11.03 4.05 217,309 0.54 (e) 0.51 (c),(e) 2.36 13.2 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements. (d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (e) Subject to Manager's contractual expense limit. 1

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees) Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CALIFORNIA MUNICIPAL FUND Class A shares 2025 $9.86 $0.33 ($0.02) $0.31 ($0.34) ($0.34) $9.83 3.19%(b) $335,447&#9; 0.85% 0.71%(c) 3.40%&#9; 52.2% 2024 9.30 0.30 0.56 0.86 (0.30) (0.30) 9.86 9.27 (b) 323,809&#9; 0.87  0.71 (c) 3.02  35.9  2023 9.27 0.28 0.02 0.30 (0.27) (0.27) 9.30 3.19 (b) 301,835&#9; 0.89  0.72 (c) 2.89  31.5  2022 11.02 0.25 (1.75) (1.50) (0.25) (0.25) 9.27 (13.86) (b),(d) 328,411&#9; 0.78  0.72 (c) 2.42  38.9  2021 10.85 0.24 0.17 0.41 (0.24) (0.24) 11.02 3.89 (b),(d) 471,777&#9; 0.79  0.76 (c) 2.11  13.2  Class C shares 2025 9.88 0.25 (0.02) 0.23 (0.26) (0.26) 9.85 2.34 (b) 16,019&#9; 1.67  1.53 (c) 2.57  52.2  2024 9.32 0.21 0.56 0.77 (0.21) (0.21) 9.88 8.34 (b) 20,508&#9; 1.70  1.54 (c) 2.18  35.9  2023 9.29 0.20 0.02 0.22 (0.19) (0.19) 9.32 2.32 (b) 21,229&#9; 1.73  1.56 (c) 2.05  31.5  2022 11.05 0.16 (1.76) (1.60) (0.16) (0.16) 9.29 (14.55) (b) 26,031&#9; 1.60  1.54 (c) 1.59  38.9  2021 10.87 0.15 0.18 0.33 (0.15) (0.15) 11.05 3.05 (b) 39,213&#9; 1.59  1.56 (c) 1.31  13.2  Institutional shares 2025 9.87 0.35 (0.02) 0.33 (0.36) (0.36) 9.84 3.44  293,382&#9; 0.60 (e) 0.46 (c),(e) 3.64  52.2  2024 9.30 0.32 0.57 0.89 (0.32) (0.32) 9.87 9.64  279,440&#9; 0.62 (e) 0.46 (c),(e) 3.27  35.9  2023 9.27 0.31 0.02 0.33 (0.30) (0.30) 9.30 3.46  235,290&#9; 0.63 (e) 0.46 (c),(e) 3.15  31.5  2022 11.03 0.27 (1.76) (1.49) (0.27) (0.27) 9.27 (13.65)  198,684&#9; 0.53 (e) 0.47 (c),(e) 2.68  38.9  2021 10.86 0.26 0.18 0.44 (0.27) (0.27) 11.03 4.05  217,309&#9; 0.54 (e) 0.51 (c),(e) 2.36  13.2  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements. (d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (e) Subject to Manager's contractual expense limit. 2

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CORE FIXED INCOME FUND Class A shares 2025 $8.53&#9; $0.27&#9; $0.21 $0.48 ($0.29)&#9; ($0.29)&#9; $8.72 5.74%(b) $194,772 0.71% –% 3.15% 13.4% 2024 7.95&#9; 0.25&#9; 0.60 0.85 (0.27)&#9; (0.27)&#9; 8.53 10.76 (b) 207,573 0.71 – 2.94 13.9 2023 8.19&#9; 0.22&#9; (0.22)&#9; – (0.24) (0.24)&#9; 7.95 (0.10) (b) 201,448 0.79 – 2.57 9.9 2022 9.95&#9; 0.16&#9; (1.72)&#9; (1.56)&#9; (0.20)&#9; (0.20)&#9; 8.19 (15.89) (b),(c) 199,804 0.76 – 1.71 13.7 2021 10.17&#9; 0.13&#9; (0.16)&#9; (0.03)&#9; (0.19)&#9; (0.19)&#9; 9.95 (0.18) (b),(c) 293,606 0.78 – 1.30 15.8 Class J shares 2025 8.55&#9; 0.28&#9; 0.21 0.49 (0.30)&#9; (0.30)&#9; 8.74 5.88 (b) 79,136 0.57 (d) 0.57 (e) 3.29 13.4 2024 7.97&#9; 0.26&#9; 0.60 0.86 (0.28)&#9; (0.28)&#9; 8.55 10.91 (b) 82,571 0.55 (d) 0.56 (e) 3.11 13.9 2023 8.21&#9; 0.23&#9; (0.22)&#9; 0.01 (0.25)&#9; (0.25)&#9; 7.97 0.04 (b) 79,226 0.65 (d) 0.67 (e) 2.70 9.9 2022 9.98&#9; 0.17&#9; (1.72)&#9; (1.55)&#9; (0.22)&#9; (0.22)&#9; 8.21 (15.74) (b) 84,794 0.62 (d) 0.64 (e) 1.85 13.7 2021 10.19&#9; 0.15&#9; (0.15)&#9; – (0.21) (0.21)&#9; 9.98 (0.05) (b) 114,866 0.64 (d) 0.66 (e) 1.44 15.8 Institutional shares 2025 8.56&#9; 0.29&#9; 0.21 0.50 (0.31)&#9; (0.31)&#9; 8.75 6.01 603,826 0.43 (f) – 3.43 13.4 2024 7.98&#9; 0.27&#9; 0.60 0.87 (0.29)&#9; (0.29)&#9; 8.56 11.01 542,411 0.44 (f) – 3.20 13.9 2023 8.22&#9; 0.24&#9; (0.21)&#9; 0.03 (0.27)&#9; (0.27)&#9; 7.98 0.23 785,524 0.46 (f) – 2.90 9.9 2022 9.99&#9; 0.18&#9; (1.72)&#9; (1.54)&#9; (0.23)&#9; (0.23)&#9; 8.22 (15.60) 636,066 0.47 (f) – 2.00 13.7 2021 10.20&#9; 0.16&#9; (0.15)&#9; 0.01 (0.22)&#9; (0.22)&#9; 9.99 0.06 770,550 0.54 (f) – 1.55 15.8 R-3 shares 2025 8.58&#9; 0.25&#9; 0.22 0.47 (0.27)&#9; (0.27)&#9; 8.78 5.62 16,453 0.90 – 2.96 13.4 2024 8.00&#9; 0.23&#9; 0.60 0.83 (0.25)&#9; (0.25)&#9; 8.58 10.47 9,170 0.91 – 2.74 13.9 2023 8.24&#9; 0.20&#9; (0.21)&#9; (0.01)&#9; (0.23)&#9; (0.23)&#9; 8.00 (0.25) 9,070 0.95 – 2.40 9.9 2022 10.01&#9; 0.14&#9; (1.72)&#9; (1.58)&#9; (0.19)&#9; (0.19)&#9; 8.24 (15.97) 10,025 0.95 – 1.52 13.7 2021 10.22&#9; 0.11&#9; (0.15)&#9; (0.04)&#9; (0.17)&#9; (0.17)&#9; 10.01 (0.38) 12,325 0.98 – 1.10 15.8 R-5 shares 2025 8.55&#9; 0.28&#9; 0.21 0.49 (0.30)&#9; (0.30)&#9; 8.74 5.85 21,689 0.59 – 3.27 13.4 2024 7.97&#9; 0.26&#9; 0.60 0.86 (0.28)&#9; (0.28)&#9; 8.55 10.85 17,233 0.60 – 3.05 13.9 2023 8.21&#9; 0.23&#9; (0.21)&#9; 0.02 (0.26)&#9; (0.26)&#9; 7.97 0.06 19,969 0.64 – 2.72 9.9 2022 9.98&#9; 0.17&#9; (1.73)&#9; (1.56)&#9; (0.21)&#9; (0.21)&#9; 8.21 (15.76) 18,198 0.64 – 1.81 13.7 2021 10.19&#9; 0.14&#9; (0.15)&#9; (0.01)&#9; (0.20)&#9; (0.20)&#9; 9.98 (0.07) 32,242 0.67 – 1.41 15.8 R-6 shares 2025 8.55&#9; 0.30&#9; 0.21 0.51 (0.32)&#9; (0.32)&#9; 8.74 6.12 9,816,682 0.34 – 3.53 13.4 2024 7.97&#9; 0.28&#9; 0.60 0.88 (0.30)&#9; (0.30)&#9; 8.55 11.14 9,972,321 0.34 – 3.31 13.9 2023 8.21&#9; 0.25&#9; (0.21)&#9; 0.04 (0.28)&#9; (0.28)&#9; 7.97 0.32 8,552,003 0.38 – 2.97 9.9 2022 9.98&#9; 0.19&#9; (1.72)&#9; (1.53)&#9; (0.24)&#9; (0.24)&#9; 8.21 (15.54) 8,288,998 0.38 – 2.10 13.7 2021 10.19&#9; 0.17&#9; (0.15)&#9; 0.02 (0.23)&#9; (0.23)&#9; 9.98 0.18 9,159,603 0.41 (f) – 1.67 15.8 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Subject to Manager's contractual expense limit. 3

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CORE FIXED INCOME FUND Class A shares 2025 $8.53 $0.27 $0.21 $0.48 ($0.29) ($0.29) $8.72 5.74%(b) $194,772&#9; 0.71% –% 3.15%&#9; 13.4% 2024 7.95 0.25 0.60 0.85 (0.27) (0.27) 8.53 10.76 (b) 207,573&#9; 0.71  –  2.94  13.9  2023 8.19 0.22 (0.22) – (0.24) (0.24) 7.95 (0.10) (b) 201,448&#9; 0.79  –  2.57  9.9  2022 9.95 0.16 (1.72) (1.56) (0.20) (0.20) 8.19 (15.89) (b),(c) 199,804&#9; 0.76  –  1.71  13.7  2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95 (0.18) (b),(c) 293,606&#9; 0.78  –  1.30  15.8  Class J shares 2025 8.55 0.28 0.21 0.49 (0.30) (0.30) 8.74 5.88 (b) 79,136&#9; 0.57 (d) 0.57 (e) 3.29  13.4  2024 7.97 0.26 0.60 0.86 (0.28) (0.28) 8.55 10.91 (b) 82,571&#9; 0.55 (d) 0.56 (e) 3.11  13.9  2023 8.21 0.23 (0.22) 0.01 (0.25) (0.25) 7.97 0.04 (b) 79,226&#9; 0.65 (d) 0.67 (e) 2.70  9.9  2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8.21 (15.74) (b) 84,794&#9; 0.62 (d) 0.64 (e) 1.85  13.7  2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98 (0.05) (b) 114,866&#9; 0.64 (d) 0.66 (e) 1.44  15.8  Institutional shares 2025 8.56 0.29 0.21 0.50 (0.31) (0.31) 8.75 6.01  603,826&#9; 0.43 (f) –  3.43  13.4  2024 7.98 0.27 0.60 0.87 (0.29) (0.29) 8.56 11.01  542,411&#9; 0.44 (f) –  3.20  13.9  2023 8.22 0.24 (0.21) 0.03 (0.27) (0.27) 7.98 0.23  785,524&#9; 0.46 (f) –  2.90  9.9  2022 9.99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22 (15.60)  636,066&#9; 0.47 (f) –  2.00  13.7  2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99 0.06  770,550&#9; 0.54 (f) –  1.55  15.8  R-3 shares 2025 8.58 0.25 0.22 0.47 (0.27) (0.27) 8.78 5.62  16,453&#9; 0.90  –  2.96  13.4  2024 8.00 0.23 0.60 0.83 (0.25) (0.25) 8.58 10.47  9,170&#9; 0.91  –  2.74  13.9  2023 8.24 0.20 (0.21) (0.01) (0.23) (0.23) 8.00 (0.25)  9,070&#9; 0.95  –  2.40  9.9  2022 10.01 0.14 (1.72) (1.58) (0.19) (0.19) 8.24 (15.97)  10,025&#9; 0.95  –  1.52  13.7  2021 10.22 0.11 (0.15) (0.04) (0.17) (0.17) 10.01 (0.38)  12,325&#9; 0.98  –  1.10  15.8  R-5 shares 2025 8.55 0.28 0.21 0.49 (0.30) (0.30) 8.74 5.85  21,689&#9; 0.59  –  3.27  13.4  2024 7.97 0.26 0.60 0.86 (0.28) (0.28) 8.55 10.85  17,233&#9; 0.60  –  3.05  13.9  2023 8.21 0.23 (0.21) 0.02 (0.26) (0.26) 7.97 0.06  19,969&#9; 0.64  –  2.72  9.9  2022 9.98 0.17 (1.73) (1.56) (0.21) (0.21) 8.21 (15.76)  18,198&#9; 0.64  –  1.81  13.7  2021 10.19 0.14 (0.15) (0.01) (0.20) (0.20) 9.98 (0.07)  32,242&#9; 0.67  –  1.41  15.8  R-6 shares 2025 8.55 0.30 0.21 0.51 (0.32) (0.32) 8.74 6.12  9,816,682&#9; 0.34  –  3.53  13.4  2024 7.97 0.28 0.60 0.88 (0.30) (0.30) 8.55 11.14  9,972,321&#9; 0.34  –  3.31  13.9  2023 8.21 0.25 (0.21) 0.04 (0.28) (0.28) 7.97 0.32  8,552,003&#9; 0.38  –  2.97  9.9  2022 9.98 0.19 (1.72) (1.53) (0.24) (0.24) 8.21 (15.54)  8,288,998&#9; 0.38  –  2.10  13.7  2021 10.19 0.17 (0.15) 0.02 (0.23) (0.23) 9.98 0.18  9,159,603&#9; 0.41 (f) –  1.67  15.8  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Subject to Manager's contractual expense limit. 4

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CORE PLUS BOND FUND Class A shares 2025 $9.07&#9; $0.39&#9; $0.13 $0.52 ($0.39)&#9; $– ($0.39)&#9; $9.20 5.89%(b) $63,683 0.80%(c) –% 4.33% 165.0% 2024 8.51&#9; 0.35&#9; 0.55 0.90 (0.34)&#9; – (0.34) 9.07 10.68 (b) 64,346 0.81 (c) – 3.83 159.6 2023 8.84&#9; 0.29&#9; (0.35)&#9; (0.06)&#9; (0.27)&#9; – (0.27) 8.51 (0.83) (b) 65,589 0.84 (c) – 3.16 156.0 2022 10.99&#9; 0.20&#9; (2.05)&#9; (1.85)&#9; (0.17)&#9; (0.13)&#9; (0.30)&#9; 8.84 (17.03) (b) 69,698 0.84 (c) – 2.04 160.7 2021 11.57&#9; 0.17&#9; (0.03)&#9; 0.14 (0.19)&#9; (0.53)&#9; (0.72)&#9; 10.99 1.24 (b) 94,268 0.84 (c) – 1.54 181.5 Class J shares 2025 9.15&#9; 0.39&#9; 0.13 0.52 (0.39)&#9; – (0.39) 9.28 5.83 (b) 94,654 0.81 (d) 0.81 (e) 4.32 165.0 2024 8.58&#9; 0.35&#9; 0.56 0.91 (0.34)&#9; – (0.34) 9.15 10.72 (b) 95,565 0.80 (d) 0.81 (e) 3.85 159.6 2023 8.91&#9; 0.28&#9; (0.35)&#9; (0.07)&#9; (0.26)&#9; – (0.26) 8.58 (0.93) (b) 94,195 0.94 (d) 0.98 (e) 3.06 156.0 2022 11.08&#9; 0.20&#9; (2.07)&#9; (1.87)&#9; (0.17)&#9; (0.13)&#9; (0.30)&#9; 8.91 (17.08) (b) 103,790 0.85 (d) 0.93 (e) 2.04 160.7 2021 11.66&#9; 0.18&#9; (0.03)&#9; 0.15 (0.20)&#9; (0.53)&#9; (0.73)&#9; 11.08 1.25 (b) 142,242 0.82 (d) 0.91 (e) 1.56 181.5 Institutional shares 2025 9.06&#9; 0.42&#9; 0.13 0.55 (0.42)&#9; – (0.42) 9.19 6.24 322,956 0.48 (c) – 4.65 165.0 2024 8.51&#9; 0.38&#9; 0.54 0.92 (0.37)&#9; – (0.37) 9.06 10.90 330,925 0.51 (c) – 4.14 159.6 2023 8.84&#9; 0.31&#9; (0.35)&#9; (0.04)&#9; (0.29)&#9; – (0.29) 8.51 (0.44) (f) 330,432 0.56 (c) – 3.44 156.0 2022 10.98&#9; 0.23&#9; (2.04)&#9; (1.81)&#9; (0.20)&#9; (0.13)&#9; (0.33)&#9; 8.84 (16.89) (f) 350,465 0.56 (c) – 2.34 160.7 2021 11.57&#9; 0.21&#9; (0.04)&#9; 0.17 (0.23)&#9; (0.53)&#9; (0.76)&#9; 10.98 1.54 (f) 398,554 0.56 (c) – 1.85 181.5 R-3 shares 2025 8.99&#9; 0.37&#9; 0.12 0.49 (0.37)&#9; – (0.37) 9.11 5.62 16,579 1.01 – 4.13 165.0 2024 8.44&#9; 0.33&#9; 0.54 0.87 (0.32)&#9; – (0.32) 8.99 10.42 13,628 1.02 – 3.62 159.6 2023 8.77&#9; 0.26&#9; (0.34)&#9; (0.08)&#9; (0.25)&#9; – (0.25) 8.44 (1.06) 14,967 1.07 (c) – 2.93 156.0 2022 10.91&#9; 0.18&#9; (2.04)&#9; (1.86)&#9; (0.15)&#9; (0.13)&#9; (0.28)&#9; 8.77 (17.25) 13,893 1.07 (c) – 1.81 160.7 2021 11.49&#9; 0.15&#9; (0.03)&#9; 0.12 (0.17)&#9; (0.53)&#9; (0.70)&#9; 10.91 1.03 20,465 1.07 (c) – 1.33 181.5 R-5 shares 2025 9.00&#9; 0.40&#9; 0.13 0.53 (0.40)&#9; – (0.40) 9.13 6.04 20,704 0.70 – 4.43 165.0 2024 8.46&#9; 0.36&#9; 0.53 0.89 (0.35)&#9; – (0.35) 9.00 10.62 37,351 0.71 – 3.94 159.6 2023 8.78&#9; 0.29&#9; (0.33)&#9; (0.04)&#9; (0.28)&#9; – (0.28) 8.46 (0.64) 37,949 0.76 (c) – 3.24 156.0 2022 10.92&#9; 0.21&#9; (2.04)&#9; (1.83)&#9; (0.18)&#9; (0.13)&#9; (0.31)&#9; 8.78 (16.98) 38,423 0.76 (c) – 2.16 160.7 2021 11.50&#9; 0.18&#9; (0.03)&#9; 0.15 (0.20)&#9; (0.53)&#9; (0.73)&#9; 10.92 1.34 44,691 0.76 (c) – 1.64 181.5 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 5

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate CORE PLUS BOND FUND Class A shares 2025 $9.07 $0.39 $0.13 $0.52 ($0.39) $– ($0.39) $9.20 5.89%(b) $63,683&#9; 0.80%(c)&#9; –% 4.33%&#9; 165.0% 2024 8.51 0.35 0.55 0.90 (0.34) – (0.34) 9.07 10.68 (b) 64,346&#9; 0.81 (c) –  3.83  159.6  2023 8.84 0.29 (0.35) (0.06) (0.27) – (0.27) 8.51 (0.83) (b) 65,589&#9; 0.84 (c) –  3.16  156.0  2022 10.99 0.20 (2.05) (1.85) (0.17) (0.13) (0.30) 8.84 (17.03) (b) 69,698&#9; 0.84 (c) –  2.04  160.7  2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99 1.24 (b) 94,268&#9; 0.84 (c) –  1.54  181.5  Class J shares 2025 9.15 0.39 0.13 0.52 (0.39) – (0.39) 9.28 5.83 (b) 94,654&#9; 0.81 (d) 0.81 (e) 4.32  165.0  2024 8.58 0.35 0.56 0.91 (0.34) – (0.34) 9.15 10.72 (b) 95,565&#9; 0.80 (d) 0.81 (e) 3.85  159.6  2023 8.91 0.28 (0.35) (0.07) (0.26) – (0.26) 8.58 (0.93) (b) 94,195&#9; 0.94 (d) 0.98 (e) 3.06  156.0  2022 11.08 0.20 (2.07) (1.87) (0.17) (0.13) (0.30) 8.91 (17.08) (b) 103,790&#9; 0.85 (d) 0.93 (e) 2.04  160.7  2021 11.66 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 11.08 1.25 (b) 142,242&#9; 0.82 (d) 0.91 (e) 1.56  181.5  Institutional shares 2025 9.06 0.42 0.13 0.55 (0.42) – (0.42) 9.19 6.24  322,956&#9; 0.48 (c) –  4.65  165.0  2024 8.51 0.38 0.54 0.92 (0.37) – (0.37) 9.06 10.90  330,925&#9; 0.51 (c) –  4.14  159.6  2023 8.84 0.31 (0.35) (0.04) (0.29) – (0.29) 8.51 (0.44) (f) 330,432&#9; 0.56 (c) –  3.44  156.0  2022 10.98 0.23 (2.04) (1.81) (0.20) (0.13) (0.33) 8.84 (16.89) (f) 350,465&#9; 0.56 (c) –  2.34  160.7  2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98 1.54 (f) 398,554&#9; 0.56 (c) –  1.85  181.5  R-3 shares 2025 8.99 0.37 0.12 0.49 (0.37) – (0.37) 9.11 5.62  16,579&#9; 1.01  –  4.13  165.0  2024 8.44 0.33 0.54 0.87 (0.32) – (0.32) 8.99 10.42  13,628&#9; 1.02  –  3.62  159.6  2023 8.77 0.26 (0.34) (0.08) (0.25) – (0.25) 8.44 (1.06)  14,967&#9; 1.07 (c) –  2.93  156.0  2022 10.91 0.18 (2.04) (1.86) (0.15) (0.13) (0.28) 8.77 (17.25)  13,893&#9; 1.07 (c) –  1.81  160.7  2021 11.49 0.15 (0.03) 0.12 (0.17) (0.53) (0.70) 10.91 1.03  20,465&#9; 1.07 (c) –  1.33  181.5  R-5 shares 2025 9.00 0.40 0.13 0.53 (0.40) – (0.40) 9.13 6.04  20,704&#9; 0.70  –  4.43  165.0  2024 8.46 0.36 0.53 0.89 (0.35) – (0.35) 9.00 10.62  37,351&#9; 0.71  –  3.94  159.6  2023 8.78 0.29 (0.33) (0.04) (0.28) – (0.28) 8.46 (0.64)  37,949&#9; 0.76 (c) –  3.24  156.0  2022 10.92 0.21 (2.04) (1.83) (0.18) (0.13) (0.31) 8.78 (16.98)  38,423&#9; 0.76 (c) –  2.16  160.7  2021 11.50 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 10.92 1.34  44,691&#9; 0.76 (c) –  1.64  181.5  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 6

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INCOME FUND Class A shares 2025 $11.96&#9; $0.69&#9; $0.08 $0.77 ($0.68)&#9; $– ($0.68)&#9; $12.05 6.65%(b) $881,096 1.03%(c) 5.77% 92.9% 2024 11.26&#9; 0.73&#9; 0.71 1.44 (0.74)&#9; – (0.74) 11.96 13.01 (b) 970,669 1.02 (c) 6.11 86.3 2023 11.58&#9; 0.70&#9; (0.35)&#9; 0.35 (0.67)&#9; – (0.67) 11.26 2.98 (b) 1,024,316 1.03 (d) 5.95 75.1 2022 13.87&#9; 0.55&#9; (2.27)&#9; (1.72)&#9; (0.56)&#9; (0.01)&#9; (0.57)&#9; 11.58 (12.68) (b) 1,156,493 1.01 (d) 4.31 72.1 2021 12.57&#9; 0.56&#9; 1.32 1.88 (0.58)&#9; – (0.58) 13.87 15.13 (b) 1,475,288 1.02 (d) 4.10 93.6 Class C shares 2025 11.89&#9; 0.59&#9; 0.07 0.66 (0.58)&#9; – (0.58) 11.97 5.75 (b) 83,393 1.80 (c) 5.01 92.9 2024 11.19&#9; 0.64&#9; 0.71 1.35 (0.65)&#9; – (0.65) 11.89 12.25 (b) 130,856 1.77 (c) 5.38 86.3 2023 11.51&#9; 0.61&#9; (0.35)&#9; 0.26 (0.58)&#9; – (0.58) 11.19 2.18 (b) 168,004 1.79 (d) 5.17 75.1 2022 13.78&#9; 0.45&#9; (2.25)&#9; (1.80)&#9; (0.47)&#9; – (0.47) 11.51 (13.30) (b) 269,493 1.77 (d) 3.50 72.1 2021 12.49&#9; 0.47&#9; 1.29 1.76 (0.47)&#9; – (0.47) 13.78 14.24 (b) 469,597 1.76 (d) 3.48 93.6 Institutional shares 2025 11.89&#9; 0.73&#9; 0.06 0.79 (0.72)&#9; – (0.72) 11.96 6.89 1,361,939 0.69 (c),(d) 6.12 92.9 2024 11.20&#9; 0.76&#9; 0.71 1.47 (0.78)&#9; – (0.78) 11.89 13.38 1,401,376 0.69 (c),(d) 6.43 86.3 2023 11.52&#9; 0.74&#9; (0.35)&#9; 0.39 (0.71)&#9; – (0.71) 11.20 3.36 1,341,117 0.68 (d) 6.30 75.1 2022 13.79&#9; 0.59&#9; (2.24)&#9; (1.65)&#9; (0.61)&#9; (0.01)&#9; (0.62)&#9; 11.52 (12.31) 1,769,364 0.68 (d) 4.63 72.1 2021 12.50&#9; 0.61&#9; 1.31 1.92 (0.63)&#9; – (0.63) 13.79 15.52 2,448,424 0.68 (d) 4.48 93.6 R-6 shares 2025 11.88&#9; 0.73&#9; 0.07 0.80 (0.72)&#9; – (0.72) 11.96 6.98 70,372 0.68 (c),(d) 6.14 92.9 2024 11.19&#9; 0.76&#9; 0.71 1.47 (0.78)&#9; – (0.78) 11.88 13.40 104,439 0.68 (c),(d) 6.41 86.3 2023 11.51&#9; 0.73&#9; (0.33)&#9; 0.40 (0.72)&#9; – (0.72) 11.19 3.37 104,419 0.67 (d) 6.25 75.1 2022 13.78&#9; 0.58&#9; (2.23)&#9; (1.65)&#9; (0.61)&#9; (0.01)&#9; (0.62)&#9; 11.51 (12.31) 43,433 0.67 (d) 4.49 72.1 2021 12.49&#9; 0.62&#9; 1.30 1.92 (0.63)&#9; – (0.63) 13.78 15.54 101,194 0.68 (d) 4.54 93.6 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit. 7

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INCOME FUND Class A shares 2025 $11.96 $0.69 $0.08 $0.77 ($0.68) $– ($0.68) $12.05 6.65%(b) $881,096&#9; 1.03%(c) 5.77%&#9; 92.9% 2024 11.26 0.73 0.71 1.44 (0.74) – (0.74) 11.96 13.01 (b) 970,669&#9; 1.02 (c) 6.11  86.3  2023 11.58 0.70 (0.35) 0.35 (0.67) – (0.67) 11.26 2.98 (b) 1,024,316&#9; 1.03 (d) 5.95  75.1  2022 13.87 0.55 (2.27) (1.72) (0.56) (0.01) (0.57) 11.58 (12.68) (b) 1,156,493&#9; 1.01 (d) 4.31  72.1  2021 12.57 0.56 1.32 1.88 (0.58) – (0.58) 13.87 15.13 (b) 1,475,288&#9; 1.02 (d) 4.10  93.6  Class C shares 2025 11.89 0.59 0.07 0.66 (0.58) – (0.58) 11.97 5.75 (b) 83,393&#9; 1.80 (c) 5.01  92.9  2024 11.19 0.64 0.71 1.35 (0.65) – (0.65) 11.89 12.25 (b) 130,856&#9; 1.77 (c) 5.38  86.3  2023 11.51 0.61 (0.35) 0.26 (0.58) – (0.58) 11.19 2.18 (b) 168,004&#9; 1.79 (d) 5.17  75.1  2022 13.78 0.45 (2.25) (1.80) (0.47) – (0.47) 11.51 (13.30) (b) 269,493&#9; 1.77 (d) 3.50  72.1  2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78 14.24 (b) 469,597&#9; 1.76 (d) 3.48  93.6  Institutional shares 2025 11.89 0.73 0.06 0.79 (0.72) – (0.72) 11.96 6.89  1,361,939&#9; 0.69 (c),(d) 6.12  92.9  2024 11.20 0.76 0.71 1.47 (0.78) – (0.78) 11.89 13.38  1,401,376&#9; 0.69 (c),(d) 6.43  86.3  2023 11.52 0.74 (0.35) 0.39 (0.71) – (0.71) 11.20 3.36  1,341,117&#9; 0.68 (d) 6.30  75.1  2022 13.79 0.59 (2.24) (1.65) (0.61) (0.01) (0.62) 11.52 (12.31)  1,769,364&#9; 0.68 (d) 4.63  72.1  2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79 15.52  2,448,424&#9; 0.68 (d) 4.48  93.6  R-6 shares 2025 11.88 0.73 0.07 0.80 (0.72) – (0.72) 11.96 6.98  70,372&#9; 0.68 (c),(d) 6.14  92.9  2024 11.19 0.76 0.71 1.47 (0.78) – (0.78) 11.88 13.40  104,439&#9; 0.68 (c),(d) 6.41  86.3  2023 11.51 0.73 (0.33) 0.40 (0.72) – (0.72) 11.19 3.37  104,419&#9; 0.67 (d) 6.25  75.1  2022 13.78 0.58 (2.23) (1.65) (0.61) (0.01) (0.62) 11.51 (12.31)  43,433&#9; 0.67 (d) 4.49  72.1  2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78 15.54  101,194&#9; 0.68 (d) 4.54  93.6  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit. 8

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INTERNATIONAL FUND Class A shares 2025 $14.22&#9; $0.21&#9; $2.99 $3.20 ($0.28)&#9; ($0.40)&#9; ($0.68)&#9; $16.74 23.68%(b) $249,627 1.22%(c) –% 1.40% 38.2% 2024 11.87&#9; 0.19&#9; 2.44 2.63 (0.28)&#9; – (0.28) 14.22 22.37 (b) 221,725 1.18 (d) – 1.40 35.0 2023 10.77&#9; 0.16&#9; 1.01 1.17 (0.07)&#9; – (0.07) 11.87 10.89 (b) 197,169 1.29 (e) – 1.28 42.2 2022 16.33&#9; 0.21&#9; (3.85)&#9; (3.64)&#9; (0.50)&#9; (1.42)&#9; (1.92)&#9; 10.77 (25.02) (b) 193,894 1.23 (e) – 1.65 57.0 2021 12.74&#9; 0.18&#9; 3.52 3.70 (0.11)&#9; – (0.11) 16.33 29.16 (b) 267,701 1.18 – 1.16 48.7 Class J shares 2025 14.02&#9; 0.22&#9; 2.93 3.15 (0.30)&#9; (0.40)&#9; (0.70)&#9; 16.47 23.79 (b),(f) 183,313 1.11 (c),(g) 1.12 (h) 1.51 38.2 2024 11.70&#9; 0.21&#9; 2.41 2.62 (0.30)&#9; – (0.30) 14.02 22.60 (b) 151,958 1.05 (d),(g) 1.06 (h) 1.54 35.0 2023 10.62&#9; 0.17&#9; 1.00 1.17 (0.09)&#9; – (0.09) 11.70 11.01 (b) 133,313 1.17 (e),(g) 1.19 (h) 1.41 42.2 2022 16.13&#9; 0.22&#9; (3.79)&#9; (3.57)&#9; (0.52)&#9; (1.42)&#9; (1.94)&#9; 10.62 (24.93) (b) 125,792 1.12 (e),(g) 1.14 (h) 1.76 57.0 2021 12.58&#9; 0.20&#9; 3.48 3.68 (0.13)&#9; – (0.13) 16.13 29.35 (b) 178,815 1.05 (g) 1.08 (h) 1.28 48.7 Institutional shares 2025 14.14&#9; 0.24&#9; 2.99 3.23 (0.32)&#9; (0.40)&#9; (0.72)&#9; 16.65 24.12 165,766 0.86 (c),(i) – 1.63 38.2 2024 11.81&#9; 0.23&#9; 2.43 2.66 (0.33)&#9; – (0.33) 14.14 22.79 197,038 0.86 (d),(i) – 1.67 35.0 2023 10.71&#9; 0.21&#9; 1.01 1.22 (0.12)&#9; – (0.12) 11.81 11.40 388,034 0.88 (e),(i) – 1.70 42.2 2022 16.25&#9; 0.25&#9; (3.82)&#9; (3.57)&#9; (0.55)&#9; (1.42)&#9; (1.97)&#9; 10.71 (24.77) 402,288 0.88 (e),(i) – 1.99 57.0 2021 12.68&#9; 0.24&#9; 3.49 3.73 (0.16)&#9; – (0.16) 16.25 29.63 (f) 557,003 0.85 (i) – 1.50 48.7 R-3 shares 2025 14.17&#9; 0.18&#9; 2.98 3.16 (0.27)&#9; (0.40)&#9; (0.67)&#9; 16.66 23.43 14,816 1.39 (c) – 1.22 38.2 2024 11.84&#9; 0.18&#9; 2.43 2.61 (0.28)&#9; – (0.28) 14.17 22.23 10,274 1.32 (d) – 1.27 35.0 2023 10.74&#9; 0.15&#9; 1.00 1.15 (0.05)&#9; – (0.05) 11.84 10.77 9,612 1.36 (e) – 1.19 42.2 2022 16.28&#9; 0.19&#9; (3.83)&#9; (3.64)&#9; (0.48)&#9; (1.42)&#9; (1.90)&#9; 10.74 (25.09) 9,164 1.35 (e) – 1.50 57.0 2021 12.70&#9; 0.17&#9; 3.51 3.68 (0.10)&#9; – (0.10) 16.28 29.03 14,118 1.32 – 1.06 48.7 R-5 shares 2025 14.38&#9; 0.23&#9; 3.02 3.25 (0.31)&#9; (0.40)&#9; (0.71)&#9; 16.92 23.83 24,228 1.08 (c) – 1.53 38.2 2024 12.00&#9; 0.22&#9; 2.47 2.69 (0.31)&#9; – (0.31) 14.38 22.63 18,466 1.01 (d) – 1.57 35.0 2023 10.89&#9; 0.18&#9; 1.02 1.20 (0.09)&#9; – (0.09) 12.00 11.10 17,975 1.05 (e) – 1.49 42.2 2022 16.48&#9; 0.23&#9; (3.88)&#9; (3.65)&#9; (0.52)&#9; (1.42)&#9; (1.94)&#9; 10.89 (24.85) 23,589 1.04 (e) – 1.76 57.0 2021 12.85&#9; 0.21&#9; 3.56 3.77 (0.14)&#9; – (0.14) 16.48 29.41 41,789 1.01 – 1.35 48.7 R-6 shares 2025 14.15&#9; 0.11&#9; 3.13 3.24 (0.34)&#9; (0.40)&#9; (0.74)&#9; 16.65 24.23 554,680 0.76 (c),(i) – 0.76 38.2 2024 11.82&#9; 0.25&#9; 2.43 2.68 (0.35)&#9; – (0.35) 14.15 22.89 6,157,664 0.76 (d) – 1.80 35.0 2023 10.73&#9; 0.22&#9; 1.00 1.22 (0.13)&#9; – (0.13) 11.82 11.40 3,725,314 0.79 (e),(i) – 1.78 42.2 2022 16.27&#9; 0.26&#9; (3.82)&#9; (3.56)&#9; (0.56)&#9; (1.42)&#9; (1.98)&#9; 10.73 (24.66) 3,254,802 0.78 (e),(i) – 2.08 57.0 2021 12.69&#9; 0.23&#9; 3.52 3.75 (0.17)&#9; – (0.17) 16.27 29.71 4,491,999 0.74 (i) – 1.51 48.7 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit. (d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (e) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (h) Excludes expense reimbursement from Manager and/or Distributor. (i) Subject to Manager's contractual expense limit. 9

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate DIVERSIFIED INTERNATIONAL FUND Class A shares 2025 $14.22 $0.21 $2.99 $3.20 ($0.28) ($0.40) ($0.68) $16.74 23.68%(b) $249,627&#9; 1.22%(c) –% 1.40%&#9; 38.2% 2024 11.87 0.19 2.44 2.63 (0.28) – (0.28) 14.22 22.37 (b) 221,725&#9; 1.18 (d) –  1.40  35.0  2023 10.77 0.16 1.01 1.17 (0.07) – (0.07) 11.87 10.89 (b) 197,169&#9; 1.29 (e) –  1.28  42.2  2022 16.33 0.21 (3.85) (3.64) (0.50) (1.42) (1.92) 10.77 (25.02) (b) 193,894&#9; 1.23 (e) –  1.65  57.0  2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33 29.16 (b) 267,701&#9; 1.18  –  1.16  48.7  Class J shares 2025 14.02 0.22 2.93 3.15 (0.30) (0.40) (0.70) 16.47 23.79 (b),(f) 183,313&#9; 1.11 (c),(g) 1.12 (h) 1.51  38.2  2024 11.70 0.21 2.41 2.62 (0.30) – (0.30) 14.02 22.60 (b) 151,958&#9; 1.05 (d),(g) 1.06 (h) 1.54  35.0  2023 10.62 0.17 1.00 1.17 (0.09) – (0.09) 11.70 11.01 (b) 133,313&#9; 1.17 (e),(g) 1.19 (h) 1.41  42.2  2022 16.13 0.22 (3.79) (3.57) (0.52) (1.42) (1.94) 10.62 (24.93) (b) 125,792&#9; 1.12 (e),(g) 1.14 (h) 1.76  57.0  2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13 29.35 (b) 178,815&#9; 1.05 (g) 1.08 (h) 1.28  48.7  Institutional shares 2025 14.14 0.24 2.99 3.23 (0.32) (0.40) (0.72) 16.65 24.12  165,766&#9; 0.86 (c),(i) –  1.63  38.2  2024 11.81 0.23 2.43 2.66 (0.33) – (0.33) 14.14 22.79  197,038&#9; 0.86 (d),(i) –  1.67  35.0  2023 10.71 0.21 1.01 1.22 (0.12) – (0.12) 11.81 11.40  388,034&#9; 0.88 (e),(i) –  1.70  42.2  2022 16.25 0.25 (3.82) (3.57) (0.55) (1.42) (1.97) 10.71 (24.77)  402,288&#9; 0.88 (e),(i) –  1.99  57.0  2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25 29.63 (f) 557,003&#9; 0.85 (i) –  1.50  48.7  R-3 shares 2025 14.17 0.18 2.98 3.16 (0.27) (0.40) (0.67) 16.66 23.43  14,816&#9; 1.39 (c) –  1.22  38.2  2024 11.84 0.18 2.43 2.61 (0.28) – (0.28) 14.17 22.23  10,274&#9; 1.32 (d) –  1.27  35.0  2023 10.74 0.15 1.00 1.15 (0.05) – (0.05) 11.84 10.77  9,612&#9; 1.36 (e) –  1.19  42.2  2022 16.28 0.19 (3.83) (3.64) (0.48) (1.42) (1.90) 10.74 (25.09)  9,164&#9; 1.35 (e) –  1.50  57.0  2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28 29.03  14,118&#9; 1.32  –  1.06  48.7  R-5 shares 2025 14.38 0.23 3.02 3.25 (0.31) (0.40) (0.71) 16.92 23.83  24,228&#9; 1.08 (c) –  1.53  38.2  2024 12.00 0.22 2.47 2.69 (0.31) – (0.31) 14.38 22.63  18,466&#9; 1.01 (d) –  1.57  35.0  2023 10.89 0.18 1.02 1.20 (0.09) – (0.09) 12.00 11.10  17,975&#9; 1.05 (e) –  1.49  42.2  2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89 (24.85)  23,589&#9; 1.04 (e) –  1.76  57.0  2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48 29.41  41,789&#9; 1.01  –  1.35  48.7  R-6 shares 2025 14.15 0.11 3.13 3.24 (0.34) (0.40) (0.74) 16.65 24.23  554,680&#9; 0.76 (c),(i) –  0.76  38.2  2024 11.82 0.25 2.43 2.68 (0.35) – (0.35) 14.15 22.89  6,157,664&#9; 0.76 (d) –  1.80  35.0  2023 10.73 0.22 1.00 1.22 (0.13) – (0.13) 11.82 11.40  3,725,314&#9; 0.79 (e),(i) –  1.78  42.2  2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73 (24.66)  3,254,802&#9; 0.78 (e),(i) –  2.08  57.0  2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27 29.71  4,491,999&#9; 0.74 (i) –  1.51  48.7  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit. (d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (e) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (h) Excludes expense reimbursement from Manager and/or Distributor. (i) Subject to Manager's contractual expense limit. 10

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate EQUITY INCOME FUND Class A shares 2025 $43.04&#9; $0.52&#9; $3.59 $4.11 ($0.59)&#9; ($3.72)&#9; ($4.31)&#9; $42.84 10.27%(b) $1,255,226 0.85% –% 1.27% 16.7% 2024 33.09&#9; 0.66&#9; 10.18 10.84 (0.63)&#9; (0.26)&#9; (0.89)&#9; 43.04 33.11 (b) 1,296,060 0.85 – 1.68 16.3 2023 35.30&#9; 0.69&#9; (0.88)&#9; (0.19)&#9; (0.67)&#9; (1.35)&#9; (2.02)&#9; 33.09 (0.83) (b) 1,078,315 0.87 – 1.96 13.3 2022 41.63&#9; 0.56&#9; (4.79)&#9; (4.23)&#9; (0.49)&#9; (1.61)&#9; (2.10)&#9; 35.30 (10.64) (b) 1,176,246 0.86 – 1.48 16.9 2021 30.66&#9; 0.51&#9; 10.94 11.45 (0.48)&#9; – (0.48) 41.63 37.51 (b) 1,424,668 0.86 – 1.33 22.0 Class C shares 2025 41.64&#9; 0.19&#9; 3.47 3.66 (0.29)&#9; (3.72)&#9; (4.01)&#9; 41.29 9.41 (b) 66,019 1.63 – 0.49 16.7 2024 32.04&#9; 0.36&#9; 9.84 10.20 (0.34)&#9; (0.26)&#9; (0.60)&#9; 41.64 32.10 (b) 74,647 1.62 – 0.94 16.3 2023 34.23&#9; 0.41&#9; (0.85)&#9; (0.44)&#9; (0.40)&#9; (1.35)&#9; (1.75)&#9; 32.04 (1.59) (b) 72,774 1.65 – 1.20 13.3 2022 40.42&#9; 0.26&#9; (4.63)&#9; (4.37)&#9; (0.21)&#9; (1.61)&#9; (1.82)&#9; 34.23 (11.33) (b),(c) 97,145 1.62 – 0.72 16.9 2021 29.78&#9; 0.22&#9; 10.62 10.84 (0.20)&#9; – (0.20) 40.42 36.49 (b),(c) 125,768 1.61 – 0.61 22.0 Class J shares 2025 43.10&#9; 0.56&#9; 3.59 4.15 (0.63)&#9; (3.72)&#9; (4.35)&#9; 42.90 10.37 (b) 91,168 0.74 (d) 0.74 (e) 1.37 16.7 2024 33.13&#9; 0.71&#9; 10.20 10.91 (0.68)&#9; (0.26)&#9; (0.94)&#9; 43.10 33.27 (b) 89,080 0.74 (d) 0.75 (e) 1.79 16.3 2023 35.34&#9; 0.73&#9; (0.89)&#9; (0.16)&#9; (0.70)&#9; (1.35)&#9; (2.05)&#9; 33.13 (0.75) (b) 70,291 0.79 (d) 0.81 (e) 2.05 13.3 2022 41.68&#9; 0.60&#9; (4.80)&#9; (4.20)&#9; (0.53)&#9; (1.61)&#9; (2.14)&#9; 35.34 (10.55) (b) 76,630 0.77 (d) 0.79 (e) 1.58 16.9 2021 30.70&#9; 0.55&#9; 10.94 11.49 (0.51)&#9; – (0.51) 41.68 37.60 (b) 86,651 0.77 (d) 0.79 (e) 1.42 22.0 Institutional shares 2025 43.11&#9; 0.65&#9; 3.60 4.25 (0.72)&#9; (3.72)&#9; (4.44)&#9; 42.92 10.64 6,860,500 0.52 (f) – 1.59 16.7 2024 33.14&#9; 0.80&#9; 10.20 11.00 (0.77)&#9; (0.26)&#9; (1.03)&#9; 43.11 33.55 7,405,320 0.52 (f) – 2.01 16.3 2023 35.36&#9; 0.82&#9; (0.89)&#9; (0.07)&#9; (0.80)&#9; (1.35)&#9; (2.15)&#9; 33.14 (0.50) 6,448,013 0.52 (f) – 2.32 13.3 2022 41.69&#9; 0.69&#9; (4.79)&#9; (4.10)&#9; (0.62)&#9; (1.61)&#9; (2.23)&#9; 35.36 (10.32) (c) 7,731,338 0.52 (f) – 1.82 16.9 2021 30.71&#9; 0.64&#9; 10.95 11.59 (0.61)&#9; – (0.61) 41.69 37.97 (c) 9,001,763 0.52 (f) – 1.68 22.0 R-3 shares 2025 42.87&#9; 0.42&#9; 3.58 4.00 (0.50)&#9; (3.72)&#9; (4.22)&#9; 42.65 10.02 29,054 1.08 – 1.04 16.7 2024 32.97&#9; 0.57&#9; 10.14 10.71 (0.55)&#9; (0.26)&#9; (0.81)&#9; 42.87 32.79 29,118 1.08 – 1.46 16.3 2023 35.18&#9; 0.62&#9; (0.88)&#9; (0.26)&#9; (0.60)&#9; (1.35)&#9; (1.95)&#9; 32.97 (1.05) 25,777 1.08 – 1.77 13.3 2022 41.49&#9; 0.48&#9; (4.77)&#9; (4.29)&#9; (0.41)&#9; (1.61)&#9; (2.02)&#9; 35.18 (10.81) 30,045 1.08 – 1.27 16.9 2021 30.56&#9; 0.43&#9; 10.90 11.33 (0.40)&#9; – (0.40) 41.49 37.21 33,754 1.07 – 1.12 22.0 R-5 shares 2025 43.05&#9; 0.55&#9; 3.59 4.14 (0.63)&#9; (3.72)&#9; (4.35)&#9; 42.84 10.34 166,162 0.77 – 1.34 16.7 2024 33.10&#9; 0.71&#9; 10.17 10.88 (0.67)&#9; (0.26)&#9; (0.93)&#9; 43.05 33.21 129,846 0.77 – 1.80 16.3 2023 35.31&#9; 0.73&#9; (0.88)&#9; (0.15)&#9; (0.71)&#9; (1.35)&#9; (2.06)&#9; 33.10 (0.73) 127,806 0.77 – 2.07 13.3 2022 41.64&#9; 0.60&#9; (4.79)&#9; (4.19)&#9; (0.53)&#9; (1.61)&#9; (2.14)&#9; 35.31 (10.54) 147,468 0.77 – 1.57 16.9 2021 30.67&#9; 0.55&#9; 10.93 11.48 (0.51)&#9; – (0.51) 41.64 37.62 179,232 0.76 – 1.43 22.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Subject to Manager's contractual expense limit. 11

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate EQUITY INCOME FUND Class A shares 2025 $43.04 $0.52 $3.59 $4.11 ($0.59) ($3.72) ($4.31) $42.84 10.27%(b) $1,255,226&#9; 0.85% –% 1.27%&#9; 16.7% 2024 33.09 0.66 10.18 10.84 (0.63) (0.26) (0.89) 43.04 33.11 (b) 1,296,060&#9; 0.85  –  1.68  16.3  2023 35.30 0.69 (0.88) (0.19) (0.67) (1.35) (2.02) 33.09 (0.83) (b) 1,078,315&#9; 0.87  –  1.96  13.3  2022 41.63 0.56 (4.79) (4.23) (0.49) (1.61) (2.10) 35.30 (10.64) (b) 1,176,246&#9; 0.86  –  1.48  16.9  2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63 37.51 (b) 1,424,668&#9; 0.86  –  1.33  22.0  Class C shares 2025 41.64 0.19 3.47 3.66 (0.29) (3.72) (4.01) 41.29 9.41 (b) 66,019&#9; 1.63  –  0.49  16.7  2024 32.04 0.36 9.84 10.20 (0.34) (0.26) (0.60) 41.64 32.10 (b) 74,647&#9; 1.62  –  0.94  16.3  2023 34.23 0.41 (0.85) (0.44) (0.40) (1.35) (1.75) 32.04 (1.59) (b) 72,774&#9; 1.65  –  1.20  13.3  2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23 (11.33) (b),(c) 97,145&#9; 1.62  –  0.72  16.9  2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42 36.49 (b),(c) 125,768&#9; 1.61  –  0.61  22.0  Class J shares 2025 43.10 0.56 3.59 4.15 (0.63) (3.72) (4.35) 42.90 10.37 (b) 91,168&#9; 0.74 (d) 0.74 (e) 1.37  16.7  2024 33.13 0.71 10.20 10.91 (0.68) (0.26) (0.94) 43.10 33.27 (b) 89,080&#9; 0.74 (d) 0.75 (e) 1.79  16.3  2023 35.34 0.73 (0.89) (0.16) (0.70) (1.35) (2.05) 33.13 (0.75) (b) 70,291&#9; 0.79 (d) 0.81 (e) 2.05  13.3  2022 41.68 0.60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34 (10.55) (b) 76,630&#9; 0.77 (d) 0.79 (e) 1.58  16.9  2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68 37.60 (b) 86,651&#9; 0.77 (d) 0.79 (e) 1.42  22.0  Institutional shares 2025 43.11 0.65 3.60 4.25 (0.72) (3.72) (4.44) 42.92 10.64  6,860,500&#9; 0.52 (f) –  1.59  16.7  2024 33.14 0.80 10.20 11.00 (0.77) (0.26) (1.03) 43.11 33.55  7,405,320&#9; 0.52 (f) –  2.01  16.3  2023 35.36 0.82 (0.89) (0.07) (0.80) (1.35) (2.15) 33.14 (0.50)  6,448,013&#9; 0.52 (f) –  2.32  13.3  2022 41.69 0.69 (4.79) (4.10) (0.62) (1.61) (2.23) 35.36 (10.32) (c) 7,731,338&#9; 0.52 (f) –  1.82  16.9  2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69 37.97 (c) 9,001,763&#9; 0.52 (f) –  1.68  22.0  R-3 shares 2025 42.87 0.42 3.58 4.00 (0.50) (3.72) (4.22) 42.65 10.02  29,054&#9; 1.08  –  1.04  16.7  2024 32.97 0.57 10.14 10.71 (0.55) (0.26) (0.81) 42.87 32.79  29,118&#9; 1.08  –  1.46  16.3  2023 35.18 0.62 (0.88) (0.26) (0.60) (1.35) (1.95) 32.97 (1.05)  25,777&#9; 1.08  –  1.77  13.3  2022 41.49 0.48 (4.77) (4.29) (0.41) (1.61) (2.02) 35.18 (10.81)  30,045&#9; 1.08  –  1.27  16.9  2021 30.56 0.43 10.90 11.33 (0.40) – (0.40) 41.49 37.21  33,754&#9; 1.07  –  1.12  22.0  R-5 shares 2025 43.05 0.55 3.59 4.14 (0.63) (3.72) (4.35) 42.84 10.34  166,162&#9; 0.77  –  1.34  16.7  2024 33.10 0.71 10.17 10.88 (0.67) (0.26) (0.93) 43.05 33.21  129,846&#9; 0.77  –  1.80  16.3  2023 35.31 0.73 (0.88) (0.15) (0.71) (1.35) (2.06) 33.10 (0.73)  127,806&#9; 0.77  –  2.07  13.3  2022 41.64 0.60 (4.79) (4.19) (0.53) (1.61) (2.14) 35.31 (10.54)  147,468&#9; 0.77  –  1.57  16.9  2021 30.67 0.55 10.93 11.48 (0.51) – (0.51) 41.64 37.62  179,232&#9; 0.76  –  1.43  22.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Subject to Manager's contractual expense limit. 12

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss) (a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND Institutional shares 2025 &#9; &#9;&#9; $8.93&#9; &#9;&#9; $0.68&#9; &#9;&#9; $0.57 $1.25 ($0.56)&#9; $– $– ($0.56)&#9; $9.62 14.54% $810,064 0.84%(b) 7.43% 125.7% 2024 8.25&#9; 0.72&#9; 0.61 1.33 (0.65)&#9; – – (0.65)&#9; 8.93 16.48 660,597 0.85 (b) 8.18 172.3 2023 7.92&#9; 0.61&#9; 0.26 0.87 (0.54)&#9; – – (0.54)&#9; 8.25 10.97 447,683 0.85 (b) 7.02 139.8 2022 10.28&#9; 0.49&#9; (2.21)&#9; (1.72)&#9; (0.64)&#9; – – (0.64)&#9; 7.92 (17.17) 378,572 0.84 (b) 5.24 117.4 2021 10.24&#9; 0.39&#9; 0.07 0.46 (0.29)&#9; (0.09)&#9; (0.04)&#9; (0.42)&#9; 10.28 4.47 770,197 0.85 (b) 3.69 170.3 (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. 13

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss) (a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND Institutional shares 2025 $8.93 $0.68 $0.57 $1.25 ($0.56) $– $– ($0.56) $9.62 14.54% $810,064&#9; 0.84%(b)&#9; 7.43%&#9; 125.7% 2024 8.25 0.72 0.61 1.33 (0.65) – – (0.65) 8.93 16.48  660,597&#9; 0.85 (b) 8.18  172.3  2023 7.92 0.61 0.26 0.87 (0.54) – – (0.54) 8.25 10.97  447,683&#9; 0.85 (b) 7.02  139.8  2022 10.28 0.49 (2.21) (1.72) (0.64) – – (0.64) 7.92 (17.17)  378,572&#9; 0.84 (b) 5.24  117.4  2021 10.24 0.39 0.07 0.46 (0.29) (0.09) (0.04) (0.42) 10.28 4.47  770,197&#9; 0.85 (b) 3.69  170.3  (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. 14

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GLOBAL EMERGING MARKETS FUND Class A shares 2025 $26.87&#9; $0.25&#9; $8.12 $8.37 $– $– $– $35.24 31.15%(b) $81,802 1.45%(c),(d) –% 0.86% 32.3% 2024 22.69&#9; 0.27&#9; 4.36 4.63 (0.45)&#9; – (0.45) 26.87 20.63 (b) 67,819 1.46 (c),(e) – 1.06 28.5 2023 20.06&#9; 0.28&#9; 2.59 2.87 (0.24)&#9; – (0.24) 22.69 14.33 (b) 63,629 1.47 (c) – 1.20 32.4 2022 31.87&#9; 0.37&#9; (10.12)&#9; (9.75)&#9; (0.31)&#9; (1.75)&#9; (2.06)&#9; 20.06 (32.46) (b) 60,893 1.55 (c) – 1.44 34.7 2021 26.98&#9; 0.20&#9; 4.73 4.93 (0.04)&#9; – (0.04) 31.87 18.27 (b) 91,585 1.56 (c),(e) – 0.63 43.9 Class J shares 2025 25.70&#9; 0.28&#9; 7.76 8.04 (0.02)&#9; – (0.02) 33.72 31.30 (b) 94,926 1.31 (d),(f) 1.35 (g) 1.00 32.3 2024 21.72&#9; 0.30&#9; 4.17 4.47 (0.49)&#9; – (0.49) 25.70 20.84 (b) 71,586 1.31 (e),(f) 1.45 (g) 1.22 28.5 2023 19.23&#9; 0.30&#9; 2.47 2.77 (0.28)&#9; – (0.28) 21.72 14.46 (b) 65,679 1.31 (f) 1.59 (g) 1.35 32.4 2022 30.64&#9; 0.38&#9; (9.67)&#9; (9.29)&#9; (0.37)&#9; (1.75)&#9; (2.12)&#9; 19.23 (32.31) (b) 61,730 1.37 (f) 1.52 (g) 1.58 34.7 2021 25.94&#9; 0.25&#9; 4.53 4.78 (0.08)&#9; – (0.08) 30.64 18.46 (b) 99,899 1.38 (e),(f) 1.48 (g) 0.80 43.9 Institutional shares 2025 26.57&#9; 0.36&#9; 8.00 8.36 (0.07)&#9; – (0.07) 34.86 31.57 51,112 1.11 (c),(d) – 1.25 32.3 2024 22.44&#9; 0.22&#9; 4.45 4.67 (0.54)&#9; – (0.54) 26.57 21.07 31,746 1.11 (c),(e) – 0.89 28.5 2023 19.86&#9; 0.36&#9; 2.54 2.90 (0.32)&#9; – (0.32) 22.44 14.66 67,145 1.12 (c) – 1.54 32.4 2022 31.58&#9; 0.47&#9; (10.01)&#9; (9.54)&#9; (0.43)&#9; (1.75)&#9; (2.18)&#9; 19.86 (32.20) 60,449 1.20 (c) – 1.90 34.7 2021 26.72&#9; 0.32&#9; 4.66 4.98 (0.12)&#9; – (0.12) 31.58 18.66 73,485 1.21 (c),(e) – 0.98 43.9 R-3 shares 2025 26.49&#9; 0.22&#9; 7.99 8.21 – – – 34.70 30.99 6,676 1.56 (d) – 0.75 32.3 2024 22.37&#9; 0.22&#9; 4.31 4.53 (0.41)&#9; – (0.41) 26.49 20.45 3,762 1.63 (e) – 0.88 28.5 2023 19.79&#9; 0.23&#9; 2.56 2.79 (0.21)&#9; – (0.21) 22.37 14.10 4,132 1.66 – 1.00 32.4 2022 31.46&#9; 0.31&#9; (9.96)&#9; (9.65)&#9; (0.27)&#9; (1.75)&#9; (2.02)&#9; 19.79 (32.54) 3,733 1.69 – 1.23 34.7 2021 26.64&#9; 0.17&#9; 4.65 4.82 – – – 31.46 18.09 6,358 1.68 (e) – 0.53 43.9 R-5 shares 2025 26.72&#9; 0.31&#9; 8.08 8.39 (0.04)&#9; – (0.04) 35.07 31.43 6,200 1.25 (d) – 1.07 32.3 2024 22.52&#9; 0.30&#9; 4.34 4.64 (0.44)&#9; – (0.44) 26.72 20.81 3,027 1.32 (e) – 1.20 28.5 2023 19.93&#9; 0.31&#9; 2.56 2.87 (0.28)&#9; – (0.28) 22.52 14.42 4,691 1.35 – 1.32 32.4 2022 31.66&#9; 0.40&#9; (10.02)&#9; (9.62)&#9; (0.36)&#9; (1.75)&#9; (2.11)&#9; 19.93 (32.32) 4,563 1.38 – 1.60 34.7 2021 26.79&#9; 0.26&#9; 4.69 4.95 (0.08)&#9; – (0.08) 31.66 18.48 8,234 1.37 (e) – 0.79 43.9 R-6 shares 2025 26.62&#9; 0.37&#9; 8.04 8.41 (0.09)&#9; – (0.09) 34.94 31.70 5,299,251 1.00 (c),(d) – 1.25 32.3 2024 22.47&#9; 0.14&#9; 4.56 4.70 (0.55)&#9; – (0.55) 26.62 21.16 2,240,199 1.02 (c),(e) – 0.51 28.5 2023 19.88&#9; 0.35&#9; 2.58 2.93 (0.34)&#9; – (0.34) 22.47 14.81 3,961 1.04 (c) – 1.51 32.4 2022 31.60&#9; 0.44&#9; (9.95)&#9; (9.51)&#9; (0.46)&#9; (1.75)&#9; (2.21)&#9; 19.88 (32.14) (h) 2,165 1.09 (c) – 1.71 34.7 2021 26.74&#9; 0.36&#9; 4.65 5.01 (0.15)&#9; – (0.15) 31.60 18.79 (h) 4,121 1.10 (c),(e) – 1.12 43.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit. (e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (g) Excludes expense reimbursement from Manager and/or Distributor. (h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 15

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GLOBAL EMERGING MARKETS FUND Class A shares 2025 $26.87 $0.25 $8.12 $8.37 $– $– $– $35.24 31.15%(b) $81,802&#9; 1.45%(c),(d)&#9; –% 0.86%&#9; 32.3% 2024 22.69 0.27 4.36 4.63 (0.45) – (0.45) 26.87 20.63 (b) 67,819&#9; 1.46 (c),(e) –  1.06  28.5  2023 20.06 0.28 2.59 2.87 (0.24) – (0.24) 22.69 14.33 (b) 63,629&#9; 1.47 (c) –  1.20  32.4  2022 31.87 0.37 (10.12) (9.75) (0.31) (1.75) (2.06) 20.06 (32.46) (b) 60,893&#9; 1.55 (c) –  1.44  34.7  2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87 18.27 (b) 91,585&#9; 1.56 (c),(e) –  0.63  43.9  Class J shares 2025 25.70 0.28 7.76 8.04 (0.02) – (0.02) 33.72 31.30 (b) 94,926&#9; 1.31 (d),(f) 1.35 (g) 1.00  32.3  2024 21.72 0.30 4.17 4.47 (0.49) – (0.49) 25.70 20.84 (b) 71,586&#9; 1.31 (e),(f) 1.45 (g) 1.22  28.5  2023 19.23 0.30 2.47 2.77 (0.28) – (0.28) 21.72 14.46 (b) 65,679&#9; 1.31 (f) 1.59 (g) 1.35  32.4  2022 30.64 0.38 (9.67) (9.29) (0.37) (1.75) (2.12) 19.23 (32.31) (b) 61,730&#9; 1.37 (f) 1.52 (g) 1.58  34.7  2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64 18.46 (b) 99,899&#9; 1.38 (e),(f) 1.48 (g) 0.80  43.9  Institutional shares 2025 26.57 0.36 8.00 8.36 (0.07) – (0.07) 34.86 31.57  51,112&#9; 1.11 (c),(d) –  1.25  32.3  2024 22.44 0.22 4.45 4.67 (0.54) – (0.54) 26.57 21.07  31,746&#9; 1.11 (c),(e) –  0.89  28.5  2023 19.86 0.36 2.54 2.90 (0.32) – (0.32) 22.44 14.66  67,145&#9; 1.12 (c) –  1.54  32.4  2022 31.58 0.47 (10.01) (9.54) (0.43) (1.75) (2.18) 19.86 (32.20)  60,449&#9; 1.20 (c) –  1.90  34.7  2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58 18.66  73,485&#9; 1.21 (c),(e) –  0.98  43.9  R-3 shares 2025 26.49 0.22 7.99 8.21 – – – 34.70 30.99  6,676&#9; 1.56 (d) –  0.75  32.3  2024 22.37 0.22 4.31 4.53 (0.41) – (0.41) 26.49 20.45  3,762&#9; 1.63 (e) –  0.88  28.5  2023 19.79 0.23 2.56 2.79 (0.21) – (0.21) 22.37 14.10  4,132&#9; 1.66  –  1.00  32.4  2022 31.46 0.31 (9.96) (9.65) (0.27) (1.75) (2.02) 19.79 (32.54)  3,733&#9; 1.69  –  1.23  34.7  2021 26.64 0.17 4.65 4.82 – – – 31.46 18.09  6,358&#9; 1.68 (e) –  0.53  43.9  R-5 shares 2025 26.72 0.31 8.08 8.39 (0.04) – (0.04) 35.07 31.43  6,200&#9; 1.25 (d) –  1.07  32.3  2024 22.52 0.30 4.34 4.64 (0.44) – (0.44) 26.72 20.81  3,027&#9; 1.32 (e) –  1.20  28.5  2023 19.93 0.31 2.56 2.87 (0.28) – (0.28) 22.52 14.42  4,691&#9; 1.35  –  1.32  32.4  2022 31.66 0.40 (10.02) (9.62) (0.36) (1.75) (2.11) 19.93 (32.32)  4,563&#9; 1.38  –  1.60  34.7  2021 26.79 0.26 4.69 4.95 (0.08) – (0.08) 31.66 18.48  8,234&#9; 1.37 (e) –  0.79  43.9  R-6 shares 2025 26.62 0.37 8.04 8.41 (0.09) – (0.09) 34.94 31.70  5,299,251&#9; 1.00 (c),(d) –  1.25  32.3  2024 22.47 0.14 4.56 4.70 (0.55) – (0.55) 26.62 21.16  2,240,199&#9; 1.02 (c),(e) –  0.51  28.5  2023 19.88 0.35 2.58 2.93 (0.34) – (0.34) 22.47 14.81  3,961&#9; 1.04 (c) –  1.51  32.4  2022 31.60 0.44 (9.95) (9.51) (0.46) (1.75) (2.21) 19.88 (32.14) (h) 2,165&#9; 1.09 (c) –  1.71  34.7  2021 26.74 0.36 4.65 5.01 (0.15) – (0.15) 31.60 18.79 (h) 4,121&#9; 1.10 (c),(e) –  1.12  43.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Includes 0.01% of expense associated with consulting fees. The expense is not subject to the Manager's contractual expense limit. (e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (g) Excludes expense reimbursement from Manager and/or Distributor. (h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 16

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GLOBAL REAL ESTATE SECURITIES FUND Class A shares 2025 $9.04&#9; $0.16&#9; ($0.04)&#9; $0.12 ($0.20)&#9; $– ($0.20)&#9; $8.96 1.47%(b) $48,016 1.36% 1.82% 22.1% 2024 7.25&#9; 0.16&#9; 1.83 1.99 (0.20)&#9; – (0.20) 9.04 27.66 (b) 58,008 1.33 (c) 1.95 27.5 2023 7.69&#9; 0.16&#9; (0.54)&#9; (0.38)&#9; (0.06)&#9; – (0.06) 7.25 (4.98) (b) 55,011 1.36 2.01 24.3 2022 10.83&#9; 0.14&#9; (3.03)&#9; (2.89)&#9; (0.21)&#9; (0.04)&#9; (0.25)&#9; 7.69 (27.34) (b) 82,943 1.31 1.45 16.8 2021 7.98&#9; 0.12&#9; 2.80 2.92 (0.07)&#9; – (0.07) 10.83 36.76 (b) 112,900 1.29 1.22 25.9 Institutional shares 2025 9.86&#9; 0.21&#9; (0.04)&#9; 0.17 (0.23)&#9; – (0.23) 9.80 1.94 1,015,951 0.94 (d) 2.22 22.1 2024 7.90&#9; 0.21&#9; 1.99 2.20 (0.24)&#9; – (0.24) 9.86 28.08 1,044,659 0.95 (c),(d) 2.33 27.5 2023 8.37&#9; 0.21&#9; (0.58)&#9; (0.37)&#9; (0.10)&#9; – (0.10) 7.90 (4.54) 1,090,278 0.94 (d) 2.43 24.3 2022 11.76&#9; 0.19&#9; (3.30)&#9; (3.11)&#9; (0.24)&#9; (0.04)&#9; (0.28)&#9; 8.37 (27.10) 1,422,719 0.94 (d) 1.79 16.8 2021 8.64&#9; 0.16&#9; 3.04 3.20 (0.08)&#9; – (0.08) 11.76 37.21 2,394,983 0.94 (d) 1.53 25.9 R-3 shares 2025 9.78&#9; 0.19&#9; (0.08)&#9; 0.11 (0.21)&#9; – (0.21) 9.68 1.27 498 1.46 2.02 22.1 2024 7.84&#9; 0.15&#9; 2.00 2.15 (0.21)&#9; – (0.21) 9.78 27.53 1,846 1.46 (c) 1.62 27.5 2023 8.31&#9; 0.16&#9; (0.58)&#9; (0.42)&#9; (0.05)&#9; – (0.05) 7.84 (5.13) 724 1.45 1.88 24.3 2022 11.68&#9; 0.13&#9; (3.26)&#9; (3.13)&#9; (0.20)&#9; (0.04)&#9; (0.24)&#9; 8.31 (27.40) 578 1.45 1.27 16.8 2021 8.61&#9; 0.12&#9; 3.02 3.14 (0.07)&#9; – (0.07) 11.68 36.57 544 1.44 1.11 25.9 R-5 shares 2025 9.83&#9; 0.19&#9; (0.04)&#9; 0.15 (0.22)&#9; – (0.22) 9.76 1.66 10,798 1.15 2.01 22.1 2024 7.87&#9; 0.20&#9; 1.99 2.19 (0.23)&#9; – (0.23) 9.83 27.97 8,510 1.15 (c) 2.13 27.5 2023 8.35&#9; 0.19&#9; (0.59)&#9; (0.40)&#9; (0.08)&#9; – (0.08) 7.87 (4.84) 6,431 1.14 2.24 24.3 2022 11.74&#9; 0.18&#9; (3.28)&#9; (3.10)&#9; (0.25)&#9; (0.04)&#9; (0.29)&#9; 8.35 (27.13) 5,935 1.14 1.79 16.8 2021 8.64&#9; 0.14&#9; 3.03 3.17 (0.07)&#9; – (0.07) 11.74 36.91 353 1.13 1.27 25.9 R-6 shares 2025 9.87&#9; 0.22&#9; (0.04)&#9; 0.18 (0.24)&#9; – (0.24) 9.81 2.00 524,726 0.90 2.33 22.1 2024 7.91&#9; 0.22&#9; 1.99 2.21 (0.25)&#9; – (0.25) 9.87 28.27 (e) 721,279 0.90 (c) 2.39 27.5 2023 8.38&#9; 0.22&#9; (0.59)&#9; (0.37)&#9; (0.10)&#9; – (0.10) 7.91 (4.59) (e) 650,870 0.89 2.47 24.3 2022 11.77&#9; 0.19&#9; (3.29)&#9; (3.10)&#9; (0.25)&#9; (0.04)&#9; (0.29)&#9; 8.38 (27.02) 707,703 0.88 (d) 1.84 16.8 2021 8.64&#9; 0.17&#9; 3.04 3.21 (0.08)&#9; – (0.08) 11.77 37.35 1,585,562 0.87 (d) 1.59 25.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 17

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GLOBAL REAL ESTATE SECURITIES FUND Class A shares 2025 $9.04 $0.16 ($0.04) $0.12 ($0.20) $– ($0.20) $8.96 1.47%(b) $48,016&#9; 1.36% 1.82%&#9; 22.1% 2024 7.25 0.16 1.83 1.99 (0.20) – (0.20) 9.04 27.66 (b) 58,008&#9; 1.33 (c) 1.95  27.5  2023 7.69 0.16 (0.54) (0.38) (0.06) – (0.06) 7.25 (4.98) (b) 55,011&#9; 1.36  2.01  24.3  2022 10.83 0.14 (3.03) (2.89) (0.21) (0.04) (0.25) 7.69 (27.34) (b) 82,943&#9; 1.31  1.45  16.8  2021 7.98 0.12 2.80 2.92 (0.07) – (0.07) 10.83 36.76 (b) 112,900&#9; 1.29  1.22  25.9  Institutional shares 2025 9.86 0.21 (0.04) 0.17 (0.23) – (0.23) 9.80 1.94  1,015,951&#9; 0.94 (d) 2.22  22.1  2024 7.90 0.21 1.99 2.20 (0.24) – (0.24) 9.86 28.08  1,044,659&#9; 0.95 (c),(d) 2.33  27.5  2023 8.37 0.21 (0.58) (0.37) (0.10) – (0.10) 7.90 (4.54)  1,090,278&#9; 0.94 (d) 2.43  24.3  2022 11.76 0.19 (3.30) (3.11) (0.24) (0.04) (0.28) 8.37 (27.10)  1,422,719&#9; 0.94 (d) 1.79  16.8  2021 8.64 0.16 3.04 3.20 (0.08) – (0.08) 11.76 37.21  2,394,983&#9; 0.94 (d) 1.53  25.9  R-3 shares 2025 9.78 0.19 (0.08) 0.11 (0.21) – (0.21) 9.68 1.27  498&#9; 1.46  2.02  22.1  2024 7.84 0.15 2.00 2.15 (0.21) – (0.21) 9.78 27.53  1,846&#9; 1.46 (c) 1.62  27.5  2023 8.31 0.16 (0.58) (0.42) (0.05) – (0.05) 7.84 (5.13)  724&#9; 1.45  1.88  24.3  2022 11.68 0.13 (3.26) (3.13) (0.20) (0.04) (0.24) 8.31 (27.40)  578&#9; 1.45  1.27  16.8  2021 8.61 0.12 3.02 3.14 (0.07) – (0.07) 11.68 36.57  544&#9; 1.44  1.11  25.9  R-5 shares 2025 9.83 0.19 (0.04) 0.15 (0.22) – (0.22) 9.76 1.66  10,798&#9; 1.15  2.01  22.1  2024 7.87 0.20 1.99 2.19 (0.23) – (0.23) 9.83 27.97  8,510&#9; 1.15 (c) 2.13  27.5  2023 8.35 0.19 (0.59) (0.40) (0.08) – (0.08) 7.87 (4.84)  6,431&#9; 1.14  2.24  24.3  2022 11.74 0.18 (3.28) (3.10) (0.25) (0.04) (0.29) 8.35 (27.13)  5,935&#9; 1.14  1.79  16.8  2021 8.64 0.14 3.03 3.17 (0.07) – (0.07) 11.74 36.91  353&#9; 1.13  1.27  25.9  R-6 shares 2025 9.87 0.22 (0.04) 0.18 (0.24) – (0.24) 9.81 2.00  524,726&#9; 0.90  2.33  22.1  2024 7.91 0.22 1.99 2.21 (0.25) – (0.25) 9.87 28.27 (e) 721,279&#9; 0.90 (c) 2.39  27.5  2023 8.38 0.22 (0.59) (0.37) (0.10) – (0.10) 7.91 (4.59) (e) 650,870&#9; 0.89  2.47  24.3  2022 11.77 0.19 (3.29) (3.10) (0.25) (0.04) (0.29) 8.38 (27.02)  707,703&#9; 0.88 (d) 1.84  16.8  2021 8.64 0.17 3.04 3.21 (0.08) – (0.08) 11.77 37.35  1,585,562&#9; 0.87 (d) 1.59  25.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 18

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GOVERNMENT & HIGH QUALITY BOND FUND Class A shares 2025 $8.89&#9; $0.32&#9; $0.26 $0.58 ($0.31)&#9; ($0.31)&#9; $9.16 6.67%(b) $134,176 0.80% –% 3.54% 268.0% 2024 8.26&#9; 0.24&#9; 0.64 0.88 (0.25)&#9; (0.25)&#9; 8.89 10.66 (b) 141,861 0.81 – 2.72 233.7 2023 8.62&#9; 0.20&#9; (0.33)&#9; (0.13)&#9; (0.23)&#9; (0.23)&#9; 8.26 (1.65) (b) 145,881 0.85 – 2.30 128.0 2022 10.32&#9; 0.09&#9; (1.66)&#9; (1.57)&#9; (0.13)&#9; (0.13)&#9; 8.62 (15.37) (b) 172,969 0.78 – 0.94 352.1 2021 10.59&#9; 0.03&#9; (0.18)&#9; (0.15)&#9; (0.12)&#9; (0.12)&#9; 10.32 (1.44) (b) 229,225 0.77 – 0.32 343.7 Class J shares 2025 8.92&#9; 0.31&#9; 0.25 0.56 (0.30)&#9; (0.30)&#9; 9.18 6.45 (b) 68,322 0.87 (c) 0.87 (d) 3.46 268.0 2024 8.28&#9; 0.24&#9; 0.64 0.88 (0.24)&#9; (0.24)&#9; 8.92 10.72 (b) 68,059 0.83 (c) 0.85 (d) 2.69 233.7 2023 8.64&#9; 0.20&#9; (0.34)&#9; (0.14)&#9; (0.22)&#9; (0.22)&#9; 8.28 (1.71) (b) 68,323 0.91 (c) 0.93 (d) 2.24 128.0 2022 10.35&#9; 0.09&#9; (1.68)&#9; (1.59)&#9; (0.12)&#9; (0.12)&#9; 8.64 (15.46) (b) 77,181 0.82 (c) 0.84 (d) 0.90 352.1 2021 10.62&#9; 0.03&#9; (0.19)&#9; (0.16)&#9; (0.11)&#9; (0.11)&#9; 10.35 (1.47) (b) 99,128 0.80 (c) 0.83 (d) 0.29 343.7 Institutional shares 2025 8.91&#9; 0.34&#9; 0.26 0.60 (0.34)&#9; (0.34)&#9; 9.17 6.82 410,206 0.53 (e) – 3.80 268.0 2024 8.28&#9; 0.27&#9; 0.63 0.90 (0.27)&#9; (0.27)&#9; 8.91 10.93 444,116 0.53 (e) – 2.99 233.7 2023 8.63&#9; 0.23&#9; (0.32)&#9; (0.09)&#9; (0.26)&#9; (0.26)&#9; 8.28 (1.22) 393,944 0.53 (e) – 2.62 128.0 2022 10.34&#9; 0.11&#9; (1.67)&#9; (1.56)&#9; (0.15)&#9; (0.15)&#9; 8.63 (15.22) 500,833 0.52 (e) – 1.18 352.1 2021 10.61&#9; 0.06&#9; (0.19)&#9; (0.13)&#9; (0.14)&#9; (0.14)&#9; 10.34 (1.19) 770,058 0.52 (e) – 0.58 343.7 R-3 shares 2025 8.92&#9; 0.30&#9; 0.25 0.55 (0.29)&#9; (0.29)&#9; 9.18 6.34 3,816 0.98 (e) – 3.36 268.0 2024 8.28&#9; 0.23&#9; 0.64 0.87 (0.23)&#9; (0.23)&#9; 8.92 10.56 2,736 0.98 (e) – 2.54 233.7 2023 8.64&#9; 0.19&#9; (0.33)&#9; (0.14)&#9; (0.22)&#9; (0.22)&#9; 8.28 (1.78) 3,034 0.98 (e) – 2.17 128.0 2022 10.34&#9; 0.07&#9; (1.66)&#9; (1.59)&#9; (0.11)&#9; (0.11)&#9; 8.64 (15.51) 3,656 0.98 (e) – 0.73 352.1 2021 10.62&#9; 0.01&#9; (0.19)&#9; (0.18)&#9; (0.10)&#9; (0.10)&#9; 10.34 (1.74) 5,493 0.98 (e) – 0.11 343.7 R-5 shares 2025 8.92&#9; 0.33&#9; 0.26 0.59 (0.32)&#9; (0.32)&#9; 9.19 6.78 7,974 0.67 (e) – 3.67 268.0 2024 8.29&#9; 0.25&#9; 0.64 0.89 (0.26)&#9; (0.26)&#9; 8.92 10.77 5,868 0.67 (e) – 2.86 233.7 2023 8.64&#9; 0.22&#9; (0.32)&#9; (0.10)&#9; (0.25)&#9; (0.25)&#9; 8.29 (1.36) 8,534 0.67 (e) – 2.48 128.0 2022 10.35&#9; 0.10&#9; (1.67)&#9; (1.57)&#9; (0.14)&#9; (0.14)&#9; 8.64 (15.33) 8,761 0.67 (e) – 1.02 352.1 2021 10.62&#9; 0.05&#9; (0.19)&#9; (0.14)&#9; (0.13)&#9; (0.13)&#9; 10.35 (1.34) 16,336 0.67 (e) – 0.43 343.7 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 19

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate GOVERNMENT & HIGH QUALITY BOND FUND Class A shares 2025 $8.89 $0.32 $0.26 $0.58 ($0.31) ($0.31) $9.16 6.67%(b) $134,176&#9; 0.80% –% 3.54%&#9; 268.0% 2024 8.26 0.24 0.64 0.88 (0.25) (0.25) 8.89 10.66 (b) 141,861&#9; 0.81  –  2.72  233.7  2023 8.62 0.20 (0.33) (0.13) (0.23) (0.23) 8.26 (1.65) (b) 145,881&#9; 0.85  –  2.30  128.0  2022 10.32 0.09 (1.66) (1.57) (0.13) (0.13) 8.62 (15.37) (b) 172,969&#9; 0.78  –  0.94  352.1  2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32 (1.44) (b) 229,225&#9; 0.77  –  0.32  343.7  Class J shares 2025 8.92 0.31 0.25 0.56 (0.30) (0.30) 9.18 6.45 (b) 68,322&#9; 0.87 (c) 0.87 (d) 3.46  268.0  2024 8.28 0.24 0.64 0.88 (0.24) (0.24) 8.92 10.72 (b) 68,059&#9; 0.83 (c) 0.85 (d) 2.69  233.7  2023 8.64 0.20 (0.34) (0.14) (0.22) (0.22) 8.28 (1.71) (b) 68,323&#9; 0.91 (c) 0.93 (d) 2.24  128.0  2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64 (15.46) (b) 77,181&#9; 0.82 (c) 0.84 (d) 0.90  352.1  2021 10.62 0.03 (0.19) (0.16) (0.11) (0.11) 10.35 (1.47) (b) 99,128&#9; 0.80 (c) 0.83 (d) 0.29  343.7  Institutional shares 2025 8.91 0.34 0.26 0.60 (0.34) (0.34) 9.17 6.82  410,206&#9; 0.53 (e) –  3.80  268.0  2024 8.28 0.27 0.63 0.90 (0.27) (0.27) 8.91 10.93  444,116&#9; 0.53 (e) –  2.99  233.7  2023 8.63 0.23 (0.32) (0.09) (0.26) (0.26) 8.28 (1.22)  393,944&#9; 0.53 (e) –  2.62  128.0  2022 10.34 0.11 (1.67) (1.56) (0.15) (0.15) 8.63 (15.22)  500,833&#9; 0.52 (e) –  1.18  352.1  2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34 (1.19)  770,058&#9; 0.52 (e) –  0.58  343.7  R-3 shares 2025 8.92 0.30 0.25 0.55 (0.29) (0.29) 9.18 6.34  3,816&#9; 0.98 (e) –  3.36  268.0  2024 8.28 0.23 0.64 0.87 (0.23) (0.23) 8.92 10.56  2,736&#9; 0.98 (e) –  2.54  233.7  2023 8.64 0.19 (0.33) (0.14) (0.22) (0.22) 8.28 (1.78)  3,034&#9; 0.98 (e) –  2.17  128.0  2022 10.34 0.07 (1.66) (1.59) (0.11) (0.11) 8.64 (15.51)  3,656&#9; 0.98 (e) –  0.73  352.1  2021 10.62 0.01 (0.19) (0.18) (0.10) (0.10) 10.34 (1.74)  5,493&#9; 0.98 (e) –  0.11  343.7  R-5 shares 2025 8.92 0.33 0.26 0.59 (0.32) (0.32) 9.19 6.78  7,974&#9; 0.67 (e) –  3.67  268.0  2024 8.29 0.25 0.64 0.89 (0.26) (0.26) 8.92 10.77  5,868&#9; 0.67 (e) –  2.86  233.7  2023 8.64 0.22 (0.32) (0.10) (0.25) (0.25) 8.29 (1.36)  8,534&#9; 0.67 (e) –  2.48  128.0  2022 10.35 0.10 (1.67) (1.57) (0.14) (0.14) 8.64 (15.33)  8,761&#9; 0.67 (e) –  1.02  352.1  2021 10.62 0.05 (0.19) (0.14) (0.13) (0.13) 10.35 (1.34)  16,336&#9; 0.67 (e) –  0.43  343.7  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 20

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets GOVERNMENT MONEY MARKET FUND Institutional shares 2025 $1.00&#9; $0.04&#9; $–&#9; $0.04&#9; ($0.04)&#9; ($0.04)&#9; $1.00 4.28% $746,786 0.19%(b) 0.21%(c) 4.15% 2024 1.00&#9; 0.05&#9; – 0.05 (0.05)&#9; (0.05)&#9; 1.00 5.25 352,741 0.19 (b) 0.21 (c) 5.11 2023 1.00&#9; 0.04&#9; 0.01&#9; 0.05&#9; (0.05)&#9; (0.05)&#9; 1.00 4.71 191,888 0.15 (b) 0.16 (c) 3.71 2022 1.00&#9; 0.01&#9; – 0.01 (0.01)&#9; (0.01)&#9; 1.00 0.81 2,979,627 0.14 (b) 0.15 (c) 0.73 2021 1.00&#9; –&#9; –&#9; –&#9; – – 1.00 0.00 3,657,679 0.04 (b) 0.16 (c) 0.00 R-6 shares 2025 1.00&#9; 0.04&#9; – 0.04 (0.04)&#9; (0.04)&#9; 1.00 4.33 4,133,987 0.14 (b) 0.16 (c) 4.22 2024 1.00&#9; 0.05&#9; – 0.05 (0.05)&#9; (0.05)&#9; 1.00 5.31 3,389,284 0.14 (b) 0.16 (c) 5.17 2023(d) 1.00&#9; 0.04&#9; – 0.04 (0.04)&#9; (0.04)&#9; 1.00 4.35 (e) 2,582,939 0.14 (b),(f) 0.16 (c),(f) 4.80 (f) (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual and/or voluntary expense limit. (c) Excludes expense reimbursement from Manager. (d) Period from December 12, 2022, date operations commenced, through October 31, 2023. (e) Total return amounts have not been annualized. (f) Computed on an annualized basis. 21

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets GOVERNMENT MONEY MARKET FUND Institutional shares 2025 $1.00 $0.04 $– $0.04 ($0.04) ($0.04) $1.00 4.28% $746,786&#9; 0.19%(b) 0.21%(c) 4.15% 2024 1.00 0.05 – 0.05 (0.05) (0.05) 1.00 5.25  352,741&#9; 0.19 (b) 0.21 (c) 5.11  2023 1.00 0.04 0.01 0.05 (0.05) (0.05) 1.00 4.71  191,888&#9; 0.15 (b) 0.16 (c) 3.71  2022 1.00 0.01 – 0.01 (0.01) (0.01) 1.00 0.81  2,979,627&#9; 0.14 (b) 0.15 (c) 0.73  2021 1.00 – – – – – 1.00 0.00  3,657,679&#9; 0.04 (b) 0.16 (c) 0.00  R-6 shares 2025 1.00 0.04 – 0.04 (0.04) (0.04) 1.00 4.33  4,133,987&#9; 0.14 (b) 0.16 (c) 4.22  2024 1.00 0.05 – 0.05 (0.05) (0.05) 1.00 5.31  3,389,284&#9; 0.14 (b) 0.16 (c) 5.17  2023(d) 1.00 0.04 – 0.04 (0.04) (0.04) 1.00 4.35 (e) 2,582,939&#9; 0.14 (b),(f) 0.16 (c),(f) 4.80 (f) (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual and/or voluntary expense limit. (c) Excludes expense reimbursement from Manager. (d) Period from December 12, 2022, date operations commenced, through October 31, 2023. (e) Total return amounts have not been annualized. (f) Computed on an annualized basis. 22

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate HIGH YIELD FUND Class A shares 2025 $6.83&#9; $0.43&#9; ($0.03)&#9; $0.40 ($0.44)&#9; ($0.44)&#9; $6.79 6.04%(b) $398,406 0.89% 6.32% 40.3% 2024 6.31&#9; 0.42&#9; 0.52 0.94 (0.42)&#9; (0.42)&#9; 6.83 15.15 (b) 421,065 0.91 6.22 39.1 2023 6.29&#9; 0.37&#9; 0.03 0.40 (0.38)&#9; (0.38)&#9; 6.31 6.31 (b) 414,017 0.94 5.70 28.0 2022 7.33&#9; 0.32&#9; (1.02)&#9; (0.70)&#9; (0.34)&#9; (0.34)&#9; 6.29 (9.71) (b) 426,999 0.91 4.74 33.1 2021 7.01&#9; 0.32&#9; 0.35 0.67 (0.35)&#9; (0.35)&#9; 7.33 9.64 (b) 539,969 0.91 4.44 63.0 Class C shares 2025 6.93&#9; 0.38&#9; (0.03)&#9; 0.35 (0.38)&#9; (0.38)&#9; 6.90 5.26 (b) 19,944 1.68 5.54 40.3 2024 6.40&#9; 0.37&#9; 0.53 0.90 (0.37)&#9; (0.37)&#9; 6.93 14.21 (b) 24,716 1.69 5.44 39.1 2023 6.38&#9; 0.32&#9; 0.02 0.34 (0.32)&#9; (0.32)&#9; 6.40 5.37 (b) 29,469 1.75 4.88 28.0 2022 7.43&#9; 0.27&#9; (1.03)&#9; (0.76)&#9; (0.29)&#9; (0.29)&#9; 6.38 (10.42) (b) 39,928 1.69 3.94 33.1 2021 7.10&#9; 0.28&#9; 0.34 0.62 (0.29)&#9; (0.29)&#9; 7.43 8.87 (b) 62,973 1.64 3.74 63.0 Institutional shares 2025 6.76&#9; 0.44&#9; (0.02)&#9; 0.42 (0.46)&#9; (0.46)&#9; 6.72 6.41 1,413,016 0.60 (c) 6.60 40.3 2024 6.25&#9; 0.43&#9; 0.52 0.95 (0.44)&#9; (0.44)&#9; 6.76 15.48 1,359,544 0.61 (c) 6.52 39.1 2023 6.24&#9; 0.39&#9; 0.02 0.41 (0.40)&#9; (0.40)&#9; 6.25 6.55 1,183,194 0.61 (c) 6.03 28.0 2022 7.27&#9; 0.34&#9; (1.01)&#9; (0.67)&#9; (0.36)&#9; (0.36)&#9; 6.24 (9.50) (d) 1,140,046 0.61 (c) 5.04 33.1 2021 6.96&#9; 0.34&#9; 0.34 0.68 (0.37)&#9; (0.37)&#9; 7.27 10.05 (d) 1,535,963 0.61 (c) 4.73 63.0 R-6 shares 2025 6.76&#9; 0.45&#9; (0.02)&#9; 0.43 (0.47)&#9; (0.47)&#9; 6.72 6.51 4,828,028 0.51 6.70 40.3 2024 6.25&#9; 0.44&#9; 0.51 0.95 (0.44)&#9; (0.44)&#9; 6.76 15.57 4,045,178 0.53 6.56 39.1 2023 6.24&#9; 0.39&#9; 0.02 0.41 (0.40)&#9; (0.40)&#9; 6.25 6.64 687,216 0.53 6.13 28.0 2022 7.27&#9; 0.35&#9; (1.01)&#9; (0.66)&#9; (0.37)&#9; (0.37)&#9; 6.24 (9.42) (d) 557,144 0.52 5.12 33.1 2021 6.96&#9; 0.35&#9; 0.34 0.69 (0.38)&#9; (0.38)&#9; 7.27 10.15 (d) 757,781 0.52 (c) 4.84 63.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 23

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate HIGH YIELD FUND Class A shares 2025 $6.83 $0.43 ($0.03) $0.40 ($0.44) ($0.44) $6.79 6.04%(b) $398,406&#9; 0.89% 6.32%&#9; 40.3% 2024 6.31 0.42 0.52 0.94 (0.42) (0.42) 6.83 15.15 (b) 421,065&#9; 0.91  6.22  39.1  2023 6.29 0.37 0.03 0.40 (0.38) (0.38) 6.31 6.31 (b) 414,017&#9; 0.94  5.70  28.0  2022 7.33 0.32 (1.02) (0.70) (0.34) (0.34) 6.29 (9.71) (b) 426,999&#9; 0.91  4.74  33.1  2021 7.01 0.32 0.35 0.67 (0.35) (0.35) 7.33 9.64 (b) 539,969&#9; 0.91  4.44  63.0  Class C shares 2025 6.93 0.38 (0.03) 0.35 (0.38) (0.38) 6.90 5.26 (b) 19,944&#9; 1.68  5.54  40.3  2024 6.40 0.37 0.53 0.90 (0.37) (0.37) 6.93 14.21 (b) 24,716&#9; 1.69  5.44  39.1  2023 6.38 0.32 0.02 0.34 (0.32) (0.32) 6.40 5.37 (b) 29,469&#9; 1.75  4.88  28.0  2022 7.43 0.27 (1.03) (0.76) (0.29) (0.29) 6.38 (10.42) (b) 39,928&#9; 1.69  3.94  33.1  2021 7.10 0.28 0.34 0.62 (0.29) (0.29) 7.43 8.87 (b) 62,973&#9; 1.64  3.74  63.0  Institutional shares 2025 6.76 0.44 (0.02) 0.42 (0.46) (0.46) 6.72 6.41  1,413,016&#9; 0.60 (c) 6.60  40.3  2024 6.25 0.43 0.52 0.95 (0.44) (0.44) 6.76 15.48  1,359,544&#9; 0.61 (c) 6.52  39.1  2023 6.24 0.39 0.02 0.41 (0.40) (0.40) 6.25 6.55  1,183,194&#9; 0.61 (c) 6.03  28.0  2022 7.27 0.34 (1.01) (0.67) (0.36) (0.36) 6.24 (9.50) (d) 1,140,046&#9; 0.61 (c) 5.04  33.1  2021 6.96 0.34 0.34 0.68 (0.37) (0.37) 7.27 10.05 (d) 1,535,963&#9; 0.61 (c) 4.73  63.0  R-6 shares 2025 6.76 0.45 (0.02) 0.43 (0.47) (0.47) 6.72 6.51  4,828,028&#9; 0.51  6.70  40.3  2024 6.25 0.44 0.51 0.95 (0.44) (0.44) 6.76 15.57  4,045,178&#9; 0.53  6.56  39.1  2023 6.24 0.39 0.02 0.41 (0.40) (0.40) 6.25 6.64  687,216&#9; 0.53  6.13  28.0  2022 7.27 0.35 (1.01) (0.66) (0.37) (0.37) 6.24 (9.42) (d) 557,144&#9; 0.52  5.12  33.1  2021 6.96 0.35 0.34 0.69 (0.38) (0.38) 7.27 10.15 (d) 757,781&#9; 0.52 (c) 4.84  63.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 24

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate INFLATION PROTECTION FUND Class J shares 2025 $7.40&#9; $0.29&#9; $0.08 $0.37 ($0.23)&#9; $– ($0.23)&#9; $7.54 5.20%(b) $11,859 0.79%(c) 0.79%(d) 4.00% 155.4% 2024 7.09&#9; 0.23&#9; 0.33 0.56 (0.25)&#9; – (0.25) 7.40 7.94 (b) 11,483 0.73 (c) 0.75 (d) 3.13 109.6 2023 7.63&#9; 0.25&#9; (0.33)&#9; (0.08)&#9; (0.46)&#9; – (0.46) 7.09 (1.18) (b) 13,956 0.78 (c) 0.80 (d) 3.37 106.3 2022 9.31&#9; 0.53&#9; (1.56)&#9; (1.03)&#9; (0.36)&#9; (0.29)&#9; (0.65)&#9; 7.63 (11.90) (b) 18,034 0.73 (c) 0.75 (d) 6.29 108.3 2021 8.83&#9; 0.28&#9; 0.24 0.52 (0.04)&#9; – (0.04) 9.31 5.85 (b) 16,550 0.85 (c) 0.87 (d) 3.04 67.7 Institutional shares 2025 7.88&#9; 0.34&#9; 0.10 0.44 (0.26)&#9; – (0.26) 8.06 5.78 2,364,710 0.38 – 4.38 155.4 2024 7.54&#9; 0.29&#9; 0.33 0.62 (0.28)&#9; – (0.28) 7.88 8.29 2,218,800 0.39 – 3.68 109.6 2023 8.09&#9; 0.30&#9; (0.36)&#9; (0.06)&#9; (0.49)&#9; – (0.49) 7.54 (0.86) 1,447,786 0.40 – 3.78 106.3 2022 9.83&#9; 0.56&#9; (1.62)&#9; (1.06)&#9; (0.39)&#9; (0.29)&#9; (0.68)&#9; 8.09 (11.61) 1,616,313 0.39 – 6.34 108.3 2021 9.29&#9; 0.29&#9; 0.30 0.59 (0.05)&#9; – (0.05) 9.83 6.33 1,471,415 0.39 – 3.03 67.7 R-3 shares 2025 7.43&#9; 0.28&#9; 0.10 0.38 (0.22)&#9; – (0.22) 7.59 5.26 4,557 0.95 – 3.82 155.4 2024 7.13&#9; 0.22&#9; 0.31 0.53 (0.23)&#9; – (0.23) 7.43 7.54 4,656 0.96 – 2.97 109.6 2023 7.67&#9; 0.22&#9; (0.31)&#9; (0.09)&#9; (0.45)&#9; – (0.45) 7.13 (1.31) 4,708 0.96 – 3.00 106.3 2022 9.34&#9; 0.50&#9; (1.55)&#9; (1.05)&#9; (0.33)&#9; (0.29)&#9; (0.62)&#9; 7.67 (12.09) 6,749 0.96 – 5.90 108.3 2021 8.86&#9; 0.25&#9; 0.26 0.51 (0.03)&#9; – (0.03) 9.34 5.80 7,120 0.96 – 2.76 67.7 R-5 shares 2025 7.71&#9; 0.32&#9; 0.07 0.39 (0.24)&#9; – (0.24) 7.86 5.34 3,347 0.64 – 4.16 155.4 2024 7.35&#9; 0.25&#9; 0.34 0.59 (0.23)&#9; – (0.23) 7.71 8.15 1,719 0.65 – 3.24 109.6 2023 7.90&#9; 0.27&#9; (0.35)&#9; (0.08)&#9; (0.47)&#9; – (0.47) 7.35 (1.14) 3,492 0.65 – 3.48 106.3 2022 9.62&#9; 0.54&#9; (1.60)&#9; (1.06)&#9; (0.37)&#9; (0.29)&#9; (0.66)&#9; 7.90 (11.83) 4,251 0.65 – 6.26 108.3 2021 9.10&#9; 0.29&#9; 0.27 0.56 (0.04)&#9; – (0.04) 9.62 6.16 4,114 0.65 – 3.06 67.7 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 25

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate INFLATION PROTECTION FUND Class J shares 2025 $7.40 $0.29 $0.08 $0.37 ($0.23) $– ($0.23) $7.54 5.20%(b) $11,859&#9; 0.79%(c)&#9; 0.79%(d)&#9; 4.00%&#9; 155.4% 2024 7.09 0.23 0.33 0.56 (0.25) – (0.25) 7.40 7.94 (b) 11,483&#9; 0.73 (c) 0.75 (d) 3.13  109.6  2023 7.63 0.25 (0.33) (0.08) (0.46) – (0.46) 7.09 (1.18) (b) 13,956&#9; 0.78 (c) 0.80 (d) 3.37  106.3  2022 9.31 0.53 (1.56) (1.03) (0.36) (0.29) (0.65) 7.63 (11.90) (b) 18,034&#9; 0.73 (c) 0.75 (d) 6.29  108.3  2021 8.83 0.28 0.24 0.52 (0.04) – (0.04) 9.31 5.85 (b) 16,550&#9; 0.85 (c) 0.87 (d) 3.04  67.7  Institutional shares 2025 7.88 0.34 0.10 0.44 (0.26) – (0.26) 8.06 5.78  2,364,710&#9; 0.38  –  4.38  155.4  2024 7.54 0.29 0.33 0.62 (0.28) – (0.28) 7.88 8.29  2,218,800&#9; 0.39  –  3.68  109.6  2023 8.09 0.30 (0.36) (0.06) (0.49) – (0.49) 7.54 (0.86)  1,447,786&#9; 0.40  –  3.78  106.3  2022 9.83 0.56 (1.62) (1.06) (0.39) (0.29) (0.68) 8.09 (11.61)  1,616,313&#9; 0.39  –  6.34  108.3  2021 9.29 0.29 0.30 0.59 (0.05) – (0.05) 9.83 6.33  1,471,415&#9; 0.39  –  3.03  67.7  R-3 shares 2025 7.43 0.28 0.10 0.38 (0.22) – (0.22) 7.59 5.26  4,557&#9; 0.95  –  3.82  155.4  2024 7.13 0.22 0.31 0.53 (0.23) – (0.23) 7.43 7.54  4,656&#9; 0.96  –  2.97  109.6  2023 7.67 0.22 (0.31) (0.09) (0.45) – (0.45) 7.13 (1.31)  4,708&#9; 0.96  –  3.00  106.3  2022 9.34 0.50 (1.55) (1.05) (0.33) (0.29) (0.62) 7.67 (12.09)  6,749&#9; 0.96  –  5.90  108.3  2021 8.86 0.25 0.26 0.51 (0.03) – (0.03) 9.34 5.80  7,120&#9; 0.96  –  2.76  67.7  R-5 shares 2025 7.71 0.32 0.07 0.39 (0.24) – (0.24) 7.86 5.34  3,347&#9; 0.64  –  4.16  155.4  2024 7.35 0.25 0.34 0.59 (0.23) – (0.23) 7.71 8.15  1,719&#9; 0.65  –  3.24  109.6  2023 7.90 0.27 (0.35) (0.08) (0.47) – (0.47) 7.35 (1.14)  3,492&#9; 0.65  –  3.48  106.3  2022 9.62 0.54 (1.60) (1.06) (0.37) (0.29) (0.66) 7.90 (11.83)  4,251&#9; 0.65  –  6.26  108.3  2021 9.10 0.29 0.27 0.56 (0.04) – (0.04) 9.62 6.16  4,114&#9; 0.65  –  3.06  67.7  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 26

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate INTERNATIONAL EQUITY FUND Institutional shares 2025 $14.60&#9; $0.23&#9; $3.28 $3.51 ($0.47)&#9; ($1.30)&#9; ($1.77)&#9; $16.34 27.59% $19,871 0.77%(b) 1.63% 96.3% 2024 12.01&#9; 0.29&#9; 2.70 2.99 (0.40)&#9; – (0.40) 14.60 25.19 18,176 0.81 (b),(c) 2.12 158.0 2023 11.24&#9; 0.38&#9; 0.74 1.12 (0.35)&#9; – (0.35) 12.01 10.06 88,447 0.92 (b),(d) 2.98 65.8 2022 18.41&#9; 0.41&#9; (5.23)&#9; (4.82)&#9; (0.41)&#9; (1.94)&#9; (2.35)&#9; 11.24 (29.86) 88,476 0.87 (b) 2.93 60.5 2021 15.19&#9; 0.44&#9; 3.88 4.32 (0.21)&#9; (0.89)&#9; (1.10)&#9; 18.41 29.33 133,135 0.90 (b) 2.43 55.0 R-3 shares 2025 14.59&#9; 0.18&#9; 3.25 3.43 (0.47)&#9; (1.30)&#9; (1.77)&#9; 16.25 27.02 2,879 1.20 1.24 96.3 2024 11.99&#9; 0.22&#9; 2.70 2.92 (0.32)&#9; – (0.32) 14.59 24.58 1,110 1.29 (c) 1.56 158.0 2023 11.21&#9; 0.31&#9; 0.75 1.06 (0.28)&#9; – (0.28) 11.99 9.50 969 1.40 (d) 2.45 65.8 2022 18.35&#9; 0.34&#9; (5.22)&#9; (4.88)&#9; (0.32)&#9; (1.94)&#9; (2.26)&#9; 11.21 (30.14) 1,649 1.34 2.40 60.5 2021 15.15&#9; 0.38&#9; 3.85 4.23 (0.14)&#9; (0.89)&#9; (1.03)&#9; 18.35 28.72 3,029 1.36 2.11 55.0 R-5 shares 2025 14.62&#9; 0.23&#9; 3.26 3.49 (0.48)&#9; (1.30)&#9; (1.78)&#9; 16.33 27.40 3,473 0.89 1.55 96.3 2024 12.02&#9; 0.27&#9; 2.70 2.97 (0.37)&#9; – (0.37) 14.62 25.06 2,462 0.98 (c) 1.92 158.0 2023 11.26&#9; 0.40&#9; 0.70 1.10 (0.34)&#9; – (0.34) 12.02 9.81 2,058 1.09 (d) 3.09 65.8 2022 18.39&#9; 0.38&#9; (5.23)&#9; (4.85)&#9; (0.34)&#9; (1.94)&#9; (2.28)&#9; 11.26 (29.95) 487 1.03 2.73 60.5 2021 15.17&#9; 0.40&#9; 3.90 4.30 (0.19)&#9; (0.89)&#9; (1.08)&#9; 18.39 29.12 (e) 755 1.05 2.21 55.0 R-6 shares 2025 14.60&#9; 0.35&#9; 3.17 3.52 (0.51)&#9; (1.30)&#9; (1.81)&#9; 16.31 27.75 6,504,278 0.62 (b) 2.35 96.3 2024 12.01&#9; 0.31&#9; 2.69 3.00 (0.41)&#9; – (0.41) 14.60 25.30 208,314 0.71 (b),(c) 2.21 158.0 2023 11.25&#9; 0.39&#9; 0.74 1.13 (0.37)&#9; – (0.37) 12.01 10.09 180,658 0.82 (b),(d) 3.09 65.8 2022 18.41&#9; 0.42&#9; (5.22)&#9; (4.80)&#9; (0.42)&#9; (1.94)&#9; (2.36)&#9; 11.25 (29.73) 181,468 0.76 (b) 3.06 60.5 2021 15.19&#9; 0.45&#9; 3.89 4.34 (0.23)&#9; (0.89)&#9; (1.12)&#9; 18.41 29.47 204,338 0.79 (b) 2.51 55.0 (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. (c) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (d) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 27

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate INTERNATIONAL EQUITY FUND Institutional shares 2025 $14.60 $0.23 $3.28 $3.51 ($0.47) ($1.30) ($1.77) $16.34 27.59% $19,871&#9; 0.77%(b) 1.63%&#9; 96.3% 2024 12.01 0.29 2.70 2.99 (0.40) – (0.40) 14.60 25.19  18,176&#9; 0.81 (b),(c) 2.12  158.0  2023 11.24 0.38 0.74 1.12 (0.35) – (0.35) 12.01 10.06  88,447&#9; 0.92 (b),(d) 2.98  65.8  2022 18.41 0.41 (5.23) (4.82) (0.41) (1.94) (2.35) 11.24 (29.86)  88,476&#9; 0.87 (b) 2.93  60.5  2021 15.19 0.44 3.88 4.32 (0.21) (0.89) (1.10) 18.41 29.33  133,135&#9; 0.90 (b) 2.43  55.0  R-3 shares 2025 14.59 0.18 3.25 3.43 (0.47) (1.30) (1.77) 16.25 27.02  2,879&#9; 1.20  1.24  96.3  2024 11.99 0.22 2.70 2.92 (0.32) – (0.32) 14.59 24.58  1,110&#9; 1.29 (c) 1.56  158.0  2023 11.21 0.31 0.75 1.06 (0.28) – (0.28) 11.99 9.50  969&#9; 1.40 (d) 2.45  65.8  2022 18.35 0.34 (5.22) (4.88) (0.32) (1.94) (2.26) 11.21 (30.14)  1,649&#9; 1.34  2.40  60.5  2021 15.15 0.38 3.85 4.23 (0.14) (0.89) (1.03) 18.35 28.72  3,029&#9; 1.36  2.11  55.0  R-5 shares 2025 14.62 0.23 3.26 3.49 (0.48) (1.30) (1.78) 16.33 27.40  3,473&#9; 0.89  1.55  96.3  2024 12.02 0.27 2.70 2.97 (0.37) – (0.37) 14.62 25.06  2,462&#9; 0.98 (c) 1.92  158.0  2023 11.26 0.40 0.70 1.10 (0.34) – (0.34) 12.02 9.81  2,058&#9; 1.09 (d) 3.09  65.8  2022 18.39 0.38 (5.23) (4.85) (0.34) (1.94) (2.28) 11.26 (29.95)  487&#9; 1.03  2.73  60.5  2021 15.17 0.40 3.90 4.30 (0.19) (0.89) (1.08) 18.39 29.12 (e) 755&#9; 1.05  2.21  55.0  R-6 shares 2025 14.60 0.35 3.17 3.52 (0.51) (1.30) (1.81) 16.31 27.75  6,504,278&#9; 0.62 (b) 2.35  96.3  2024 12.01 0.31 2.69 3.00 (0.41) – (0.41) 14.60 25.30  208,314&#9; 0.71 (b),(c) 2.21  158.0  2023 11.25 0.39 0.74 1.13 (0.37) – (0.37) 12.01 10.09  180,658&#9; 0.82 (b),(d) 3.09  65.8  2022 18.41 0.42 (5.22) (4.80) (0.42) (1.94) (2.36) 11.25 (29.73)  181,468&#9; 0.76 (b) 3.06  60.5  2021 15.19 0.45 3.89 4.34 (0.23) (0.89) (1.12) 18.41 29.47  204,338&#9; 0.79 (b) 2.51  55.0  (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. (c) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (d) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 28

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP GROWTH FUND I Class A shares 2025 $19.24&#9; ($0.07)&#9; $3.19 $3.12 ($5.26)&#9; ($5.26)&#9; $17.10 20.09%(b) $569,409 0.93%(c) –% (0.45)% 34.7% 2024 14.77&#9; (0.05)&#9; 5.56 5.51 (1.04)&#9; (1.04)&#9; 19.24 38.80 (b) 533,056 0.94 (c) – (0.28) 39.6 2023 14.20&#9; (0.05)&#9; 2.14 2.09 (1.52)&#9; (1.52)&#9; 14.77 16.90 (b),(d) 423,684 1.00 (c) – (0.37) 26.5 2022 23.75&#9; (0.08)&#9; (6.95)&#9; (7.03)&#9; (2.52)&#9; (2.52)&#9; 14.20 (32.72) (b) 389,907 0.96 (c) – (0.46) 28.4 2021 18.39&#9; (0.11)&#9; 6.91 6.80 (1.44)&#9; (1.44)&#9; 23.75 38.72 (b) 632,010 0.95 (c) – (0.51) 23.1 Class J shares 2025 14.38&#9; (0.03)&#9; 2.20 2.17 (5.26)&#9; (5.26)&#9; 11.29 20.36 (b) 454,528 0.78 (e) 0.80 (f) (0.30) 34.7 2024 11.25&#9; (0.01)&#9; 4.18 4.17 (1.04)&#9; (1.04)&#9; 14.38 39.04 (b) 424,765 0.77 (e) 0.80 (f) (0.11) 39.6 2023 11.17&#9; (0.02)&#9; 1.62 1.60 (1.52)&#9; (1.52)&#9; 11.25 17.11 (b),(d) 319,716 0.80 (e) 0.84 (f) (0.17) 26.5 2022 19.22&#9; (0.04)&#9; (5.49)&#9; (5.53)&#9; (2.52)&#9; (2.52)&#9; 11.17 (32.65) (b),(g) 269,806 0.79 (e) 0.83 (f) (0.29) 28.4 2021 15.10&#9; (0.06)&#9; 5.62 5.56 (1.44)&#9; (1.44)&#9; 19.22 39.03 (b),(g) 445,587 0.78 (e) 0.82 (f) (0.34) 23.1 Institutional shares 2025 20.74&#9; (0.04)&#9; 3.52 3.48 (5.26)&#9; (5.26)&#9; 18.96 20.44 487,852 0.67 (c) – (0.20) 34.7 2024 15.82&#9; 0.01 5.95 5.96 (1.04)&#9; (1.04)&#9; 20.74 39.08 693,756 0.67 (c) – 0.06 39.6 2023 15.05&#9; (0.01)&#9; 2.30 2.29 (1.52)&#9; (1.52)&#9; 15.82 17.31 (d) 2,516,629 0.68 (c) – (0.05) 26.5 2022 24.95&#9; (0.03)&#9; (7.35)&#9; (7.38)&#9; (2.52)&#9; (2.52)&#9; 15.05 (32.53) 2,371,763 0.68 (c) – (0.18) 28.4 2021 19.20&#9; (0.05)&#9; 7.24 7.19 (1.44)&#9; (1.44)&#9; 24.95 39.14 3,460,761 0.67 (c) – (0.23) 23.1 R-3 shares 2025 16.89&#9; (0.09)&#9; 2.71 2.62 (5.26)&#9; (5.26)&#9; 14.25 19.85 76,190 1.16 (c) – (0.69) 34.7 2024 13.11&#9; (0.08)&#9; 4.90 4.82 (1.04)&#9; (1.04)&#9; 16.89 38.43 71,500 1.16 (c) – (0.50) 39.6 2023 12.80&#9; (0.07)&#9; 1.90 1.83 (1.52)&#9; (1.52)&#9; 13.11 16.69 (d) 63,841 1.16 (c) – (0.53) 26.5 2022 21.70&#9; (0.10)&#9; (6.28)&#9; (6.38)&#9; (2.52)&#9; (2.52)&#9; 12.80 (32.85) (g) 58,977 1.16 (c) – (0.66) 28.4 2021 16.94&#9; (0.14)&#9; 6.34 6.20 (1.44)&#9; (1.44)&#9; 21.70 38.54 (g) 102,793 1.15 (c) – (0.71) 23.1 R-5 shares 2025 19.20&#9; (0.06)&#9; 3.20 3.14 (5.26)&#9; (5.26)&#9; 17.08 20.26 154,277 0.85 (c) – (0.38) 34.7 2024 14.73&#9; (0.03)&#9; 5.54 5.51 (1.04)&#9; (1.04)&#9; 19.20 38.91 133,666 0.85 (c) – (0.18) 39.6 2023 14.15&#9; (0.03)&#9; 2.13 2.10 (1.52)&#9; (1.52)&#9; 14.73 17.04 (d) 148,543 0.85 (c) – (0.21) 26.5 2022 23.65&#9; (0.06)&#9; (6.92)&#9; (6.98)&#9; (2.52)&#9; (2.52)&#9; 14.15 (32.64) 158,035 0.85 (c) – (0.35) 28.4 2021 18.29&#9; (0.08)&#9; 6.88 6.80 (1.44)&#9; (1.44)&#9; 23.65 38.94 364,553 0.84 (c) – (0.40) 23.1 R-6 shares 2025 20.81&#9; (0.02)&#9; 3.53 3.51 (5.26)&#9; (5.26)&#9; 19.06 20.55 6,704,503 0.59 (c) – (0.11) 34.7 2024 15.85&#9; 0.01 5.99 6.00 (1.04)&#9; (1.04)&#9; 20.81 39.27 8,162,259 0.59 (c) – 0.07 39.6 2023 15.07&#9; 0.01 2.29 2.30 (1.52)&#9; (1.52)&#9; 15.85 17.36 (d) 6,955,555 0.59 (c) – 0.04 26.5 2022 24.96&#9; (0.02)&#9; (7.35)&#9; (7.37)&#9; (2.52)&#9; (2.52)&#9; 15.07 (32.47) 6,257,991 0.59 (c) – (0.09) 28.4 2021 19.19&#9; (0.03)&#9; 7.25 7.22 (1.45)&#9; (1.45)&#9; 24.96 39.24 (g) 9,740,176 0.59 (c) – (0.15) 23.1 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower. (e) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (f) Excludes expense reimbursement from Manager and/or Distributor. (g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 29

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP GROWTH FUND I Class A shares 2025 $19.24 ($0.07) $3.19 $3.12 ($5.26) ($5.26) $17.10 20.09%(b) $569,409&#9; 0.93%(c)&#9; –% (0.45)%&#9; 34.7% 2024 14.77 (0.05) 5.56 5.51 (1.04) (1.04) 19.24 38.80 (b) 533,056&#9; 0.94 (c) –  (0.28)  39.6  2023 14.20 (0.05) 2.14 2.09 (1.52) (1.52) 14.77 16.90 (b),(d) 423,684&#9; 1.00 (c) –  (0.37)  26.5  2022 23.75 (0.08) (6.95) (7.03) (2.52) (2.52) 14.20 (32.72) (b) 389,907&#9; 0.96 (c) –  (0.46)  28.4  2021 18.39 (0.11) 6.91 6.80 (1.44) (1.44) 23.75 38.72 (b) 632,010&#9; 0.95 (c) –  (0.51)  23.1  Class J shares 2025 14.38 (0.03) 2.20 2.17 (5.26) (5.26) 11.29 20.36 (b) 454,528&#9; 0.78 (e) 0.80 (f) (0.30)  34.7  2024 11.25 (0.01) 4.18 4.17 (1.04) (1.04) 14.38 39.04 (b) 424,765&#9; 0.77 (e) 0.80 (f) (0.11)  39.6  2023 11.17 (0.02) 1.62 1.60 (1.52) (1.52) 11.25 17.11 (b),(d) 319,716&#9; 0.80 (e) 0.84 (f) (0.17)  26.5  2022 19.22 (0.04) (5.49) (5.53) (2.52) (2.52) 11.17 (32.65) (b),(g) 269,806&#9; 0.79 (e) 0.83 (f) (0.29)  28.4  2021 15.10 (0.06) 5.62 5.56 (1.44) (1.44) 19.22 39.03 (b),(g) 445,587&#9; 0.78 (e) 0.82 (f) (0.34)  23.1  Institutional shares 2025 20.74 (0.04) 3.52 3.48 (5.26) (5.26) 18.96 20.44  487,852&#9; 0.67 (c) –  (0.20)  34.7  2024 15.82 0.01 5.95 5.96 (1.04) (1.04) 20.74 39.08  693,756&#9; 0.67 (c) –  0.06  39.6  2023 15.05 (0.01) 2.30 2.29 (1.52) (1.52) 15.82 17.31 (d) 2,516,629&#9; 0.68 (c) –  (0.05)  26.5  2022 24.95 (0.03) (7.35) (7.38) (2.52) (2.52) 15.05 (32.53)  2,371,763&#9; 0.68 (c) –  (0.18)  28.4  2021 19.20 (0.05) 7.24 7.19 (1.44) (1.44) 24.95 39.14  3,460,761&#9; 0.67 (c) –  (0.23)  23.1  R-3 shares 2025 16.89 (0.09) 2.71 2.62 (5.26) (5.26) 14.25 19.85  76,190&#9; 1.16 (c) –  (0.69)  34.7  2024 13.11 (0.08) 4.90 4.82 (1.04) (1.04) 16.89 38.43  71,500&#9; 1.16 (c) –  (0.50)  39.6  2023 12.80 (0.07) 1.90 1.83 (1.52) (1.52) 13.11 16.69 (d) 63,841&#9; 1.16 (c) –  (0.53)  26.5  2022 21.70 (0.10) (6.28) (6.38) (2.52) (2.52) 12.80 (32.85) (g) 58,977&#9; 1.16 (c) –  (0.66)  28.4  2021 16.94 (0.14) 6.34 6.20 (1.44) (1.44) 21.70 38.54 (g) 102,793&#9; 1.15 (c) –  (0.71)  23.1  R-5 shares 2025 19.20 (0.06) 3.20 3.14 (5.26) (5.26) 17.08 20.26  154,277&#9; 0.85 (c) –  (0.38)  34.7  2024 14.73 (0.03) 5.54 5.51 (1.04) (1.04) 19.20 38.91  133,666&#9; 0.85 (c) –  (0.18)  39.6  2023 14.15 (0.03) 2.13 2.10 (1.52) (1.52) 14.73 17.04 (d) 148,543&#9; 0.85 (c) –  (0.21)  26.5  2022 23.65 (0.06) (6.92) (6.98) (2.52) (2.52) 14.15 (32.64)  158,035&#9; 0.85 (c) –  (0.35)  28.4  2021 18.29 (0.08) 6.88 6.80 (1.44) (1.44) 23.65 38.94  364,553&#9; 0.84 (c) –  (0.40)  23.1  R-6 shares 2025 20.81 (0.02) 3.53 3.51 (5.26) (5.26) 19.06 20.55  6,704,503&#9; 0.59 (c) –  (0.11)  34.7  2024 15.85 0.01 5.99 6.00 (1.04) (1.04) 20.81 39.27  8,162,259&#9; 0.59 (c) –  0.07  39.6  2023 15.07 0.01 2.29 2.30 (1.52) (1.52) 15.85 17.36 (d) 6,955,555&#9; 0.59 (c) –  0.04  26.5  2022 24.96 (0.02) (7.35) (7.37) (2.52) (2.52) 15.07 (32.47)  6,257,991&#9; 0.59 (c) –  (0.09)  28.4  2021 19.19 (0.03) 7.25 7.22 (1.45) (1.45) 24.96 39.24 (g) 9,740,176&#9; 0.59 (c) –  (0.15)  23.1  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower. (e) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (f) Excludes expense reimbursement from Manager and/or Distributor. (g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 30

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP S&P 500 INDEX FUND Class A shares 2025 $28.11&#9; $0.30&#9; $5.49 $5.79 ($0.29)&#9; ($0.43)&#9; ($0.72)&#9; $33.18 21.03%(b) $963,461 0.31% –% 1.03% 4.2% 2024 21.25&#9; 0.30&#9; 7.47 7.77 (0.27)&#9; (0.64)&#9; (0.91)&#9; 28.11 37.50 (b) 805,883 0.33 – 1.19 2.3 2023 19.91&#9; 0.27&#9; 1.59 1.86 (0.25)&#9; (0.27)&#9; (0.52)&#9; 21.25 9.61 (b) 616,516 0.42 – 1.29 5.9 2022 26.67&#9; 0.24&#9; (3.75)&#9; (3.51)&#9; (0.20)&#9; (3.05)&#9; (3.25)&#9; 19.91 (14.93) (b) 544,686 0.40 – 1.10 3.7 2021 20.14&#9; 0.24&#9; 7.88 8.12 (0.33)&#9; (1.26)&#9; (1.59)&#9; 26.67 42.29 (b) 651,354 0.40 – 1.00 3.8 Class J shares 2025 27.72&#9; 0.31&#9; 5.40 5.71 (0.30)&#9; (0.43)&#9; (0.73)&#9; 32.70 21.08 (b) 1,445,305 0.27 (c) 0.27 (d) 1.08 4.2 2024 20.97&#9; 0.32&#9; 7.36 7.68 (0.29)&#9; (0.64)&#9; (0.93)&#9; 27.72 37.58 (b) 1,244,170 0.27 (c) 0.28 (d) 1.25 2.3 2023 19.65&#9; 0.29&#9; 1.56 1.85 (0.26)&#9; (0.27)&#9; (0.53)&#9; 20.97 9.71 (b) 892,669 0.34 (c) 0.36 (d) 1.37 5.9 2022 26.36&#9; 0.25&#9; (3.70)&#9; (3.45)&#9; (0.21)&#9; (3.05)&#9; (3.26)&#9; 19.65 (14.87) (b) 810,657 0.34 (c) 0.36 (d) 1.15 3.7 2021 19.93&#9; 0.25&#9; 7.78 8.03 (0.34)&#9; (1.26)&#9; (1.60)&#9; 26.36 42.31 (b) 970,126 0.35 (c) 0.37 (d) 1.06 3.8 Institutional shares 2025 28.15&#9; 0.37&#9; 5.49 5.86 (0.34)&#9; (0.43)&#9; (0.77)&#9; 33.24 21.32 7,790,209 0.10 – 1.24 4.2 2024 21.29&#9; 0.36&#9; 7.46 7.82 (0.32)&#9; (0.64)&#9; (0.96)&#9; 28.15 37.75 5,998,941 0.11 – 1.40 2.3 2023 19.94&#9; 0.33&#9; 1.59 1.92 (0.30)&#9; (0.27)&#9; (0.57)&#9; 21.29 9.93 4,143,385 0.16 – 1.55 5.9 2022 26.70&#9; 0.29&#9; (3.75)&#9; (3.46)&#9; (0.25)&#9; (3.05)&#9; (3.30)&#9; 19.94 (14.73) 3,639,186 0.16 – 1.34 3.7 2021 20.16&#9; 0.30&#9; 7.88 8.18 (0.38)&#9; (1.26)&#9; (1.64)&#9; 26.70 42.61 4,069,356 0.17 – 1.27 3.8 R-3 shares 2025 28.13&#9; 0.20&#9; 5.48 5.68 (0.20)&#9; (0.43)&#9; (0.63)&#9; 33.18 20.60 197,091 0.66 – 0.69 4.2 2024 21.28&#9; 0.22&#9; 7.48 7.70 (0.21)&#9; (0.64)&#9; (0.85)&#9; 28.13 37.03 169,311 0.67 – 0.85 2.3 2023 19.91&#9; 0.21&#9; 1.60 1.81 (0.17)&#9; (0.27)&#9; (0.44)&#9; 21.28 9.32 136,914 0.71 – 1.00 5.9 2022 26.67&#9; 0.17&#9; (3.76)&#9; (3.59)&#9; (0.12)&#9; (3.05)&#9; (3.17)&#9; 19.91 (15.21) 133,978 0.72 – 0.77 3.7 2021 20.15&#9; 0.17&#9; 7.87 8.04 (0.26)&#9; (1.26)&#9; (1.52)&#9; 26.67 41.78 192,913 0.72 – 0.70 3.8 R-5 shares 2025 28.67&#9; 0.30&#9; 5.58 5.88 (0.29)&#9; (0.43)&#9; (0.72)&#9; 33.83 20.97 446,848 0.35 – 0.99 4.2 2024 21.66&#9; 0.30&#9; 7.62 7.92 (0.27)&#9; (0.64)&#9; (0.91)&#9; 28.67 37.47 296,387 0.36 – 1.16 2.3 2023 20.27&#9; 0.28&#9; 1.63 1.91 (0.25)&#9; (0.27)&#9; (0.52)&#9; 21.66 9.67 238,426 0.40 – 1.31 5.9 2022 27.09&#9; 0.24&#9; (3.82)&#9; (3.58)&#9; (0.19)&#9; (3.05)&#9; (3.24)&#9; 20.27 (14.94) 256,634 0.41 – 1.08 3.7 2021 20.44&#9; 0.24&#9; 7.99 8.23 (0.32)&#9; (1.26)&#9; (1.58)&#9; 27.09 42.22 327,673 0.41 – 0.99 3.8 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 31

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP S&P 500 INDEX FUND Class A shares 2025 $28.11 $0.30 $5.49 $5.79 ($0.29) ($0.43) ($0.72) $33.18 21.03%(b) $963,461&#9; 0.31% –% 1.03%&#9; 4.2% 2024 21.25 0.30 7.47 7.77 (0.27) (0.64) (0.91) 28.11 37.50 (b) 805,883&#9; 0.33  –  1.19  2.3  2023 19.91 0.27 1.59 1.86 (0.25) (0.27) (0.52) 21.25 9.61 (b) 616,516&#9; 0.42  –  1.29  5.9  2022 26.67 0.24 (3.75) (3.51) (0.20) (3.05) (3.25) 19.91 (14.93) (b) 544,686&#9; 0.40  –  1.10  3.7  2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26.67 42.29 (b) 651,354&#9; 0.40  –  1.00  3.8  Class J shares 2025 27.72 0.31 5.40 5.71 (0.30) (0.43) (0.73) 32.70 21.08 (b) 1,445,305&#9; 0.27 (c) 0.27 (d) 1.08  4.2  2024 20.97 0.32 7.36 7.68 (0.29) (0.64) (0.93) 27.72 37.58 (b) 1,244,170&#9; 0.27 (c) 0.28 (d) 1.25  2.3  2023 19.65 0.29 1.56 1.85 (0.26) (0.27) (0.53) 20.97 9.71 (b) 892,669&#9; 0.34 (c) 0.36 (d) 1.37  5.9  2022 26.36 0.25 (3.70) (3.45) (0.21) (3.05) (3.26) 19.65 (14.87) (b) 810,657&#9; 0.34 (c) 0.36 (d) 1.15  3.7  2021 19.93 0.25 7.78 8.03 (0.34) (1.26) (1.60) 26.36 42.31 (b) 970,126&#9; 0.35 (c) 0.37 (d) 1.06  3.8  Institutional shares 2025 28.15 0.37 5.49 5.86 (0.34) (0.43) (0.77) 33.24 21.32  7,790,209&#9; 0.10  –  1.24  4.2  2024 21.29 0.36 7.46 7.82 (0.32) (0.64) (0.96) 28.15 37.75  5,998,941&#9; 0.11  –  1.40  2.3  2023 19.94 0.33 1.59 1.92 (0.30) (0.27) (0.57) 21.29 9.93  4,143,385&#9; 0.16  –  1.55  5.9  2022 26.70 0.29 (3.75) (3.46) (0.25) (3.05) (3.30) 19.94 (14.73)  3,639,186&#9; 0.16  –  1.34  3.7  2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70 42.61  4,069,356&#9; 0.17  –  1.27  3.8  R-3 shares 2025 28.13 0.20 5.48 5.68 (0.20) (0.43) (0.63) 33.18 20.60  197,091&#9; 0.66  –  0.69  4.2  2024 21.28 0.22 7.48 7.70 (0.21) (0.64) (0.85) 28.13 37.03  169,311&#9; 0.67  –  0.85  2.3  2023 19.91 0.21 1.60 1.81 (0.17) (0.27) (0.44) 21.28 9.32  136,914&#9; 0.71  –  1.00  5.9  2022 26.67 0.17 (3.76) (3.59) (0.12) (3.05) (3.17) 19.91 (15.21)  133,978&#9; 0.72  –  0.77  3.7  2021 20.15 0.17 7.87 8.04 (0.26) (1.26) (1.52) 26.67 41.78  192,913&#9; 0.72  –  0.70  3.8  R-5 shares 2025 28.67 0.30 5.58 5.88 (0.29) (0.43) (0.72) 33.83 20.97  446,848&#9; 0.35  –  0.99  4.2  2024 21.66 0.30 7.62 7.92 (0.27) (0.64) (0.91) 28.67 37.47  296,387&#9; 0.36  –  1.16  2.3  2023 20.27 0.28 1.63 1.91 (0.25) (0.27) (0.52) 21.66 9.67  238,426&#9; 0.40  –  1.31  5.9  2022 27.09 0.24 (3.82) (3.58) (0.19) (3.05) (3.24) 20.27 (14.94)  256,634&#9; 0.41  –  1.08  3.7  2021 20.44 0.24 7.99 8.23 (0.32) (1.26) (1.58) 27.09 42.22  327,673&#9; 0.41  –  0.99  3.8  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 32

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP VALUE FUND III Class J shares 2025 $20.31&#9; $0.23&#9; $1.11 $1.34 ($0.23)&#9; ($1.33)&#9; ($1.56)&#9; $20.09 7.28%(b) $86,965 0.91%(c) 0.95%(d) 1.19% 60.5% 2024 16.27&#9; 0.25&#9; 4.33 4.58 (0.23)&#9; (0.31)&#9; (0.54)&#9; 20.31 28.69 (b) 88,878 0.93 (c) 1.01 (d) 1.36 41.1 2023 18.01&#9; 0.22&#9; (0.29)&#9; (0.07)&#9; (0.24)&#9; (1.43)&#9; (1.67)&#9; 16.27 (0.46) (b) 76,888 1.00 (c) 1.09 (d) 1.31 44.9 2022 20.70&#9; 0.21&#9; (1.16)&#9; (0.95)&#9; (0.14)&#9; (1.60)&#9; (1.74)&#9; 18.01 (4.80) (b) 82,605 0.97 (c) 1.06 (d) 1.13 42.6 2021 14.67&#9; 0.15&#9; 6.10 6.25 (0.22)&#9; – (0.22) 20.70 42.96 (b) 84,871 0.98 (c) 1.07 (d) 0.82 46.3 Institutional shares 2025 20.76&#9; 0.29&#9; 1.13 1.42 (0.27)&#9; (1.33)&#9; (1.60)&#9; 20.58 7.54 2,767,672 0.67 (e) – 1.45 60.5 2024 16.63&#9; 0.30&#9; 4.42 4.72 (0.28)&#9; (0.31)&#9; (0.59)&#9; 20.76 28.97 3,682,407 0.70 (e) – 1.57 41.1 2023 18.36&#9; 0.28&#9; (0.29)&#9; (0.01)&#9; (0.29)&#9; (1.43)&#9; (1.72)&#9; 16.63 (0.13) 2,556,406 0.72 (e) – 1.59 44.9 2022 21.07&#9; 0.26&#9; (1.18)&#9; (0.92)&#9; (0.19)&#9; (1.60)&#9; (1.79)&#9; 18.36 (4.56) 2,634,970 0.70 (e) – 1.39 42.6 2021 14.94&#9; 0.21&#9; 6.19 6.40 (0.27)&#9; – (0.27) 21.07 43.27 3,457,999 0.70 (e) – 1.07 46.3 R-3 shares 2025 22.05&#9; 0.18&#9; 1.23 1.41 (0.19)&#9; (1.33)&#9; (1.52)&#9; 21.94 7.00 9,191 1.23 (e) – 0.88 60.5 2024 17.64&#9; 0.21&#9; 4.69 4.90 (0.18)&#9; (0.31)&#9; (0.49)&#9; 22.05 28.19 6,886 1.26 (e) – 1.03 41.1 2023 19.36&#9; 0.19&#9; (0.30)&#9; (0.11)&#9; (0.18)&#9; (1.43)&#9; (1.61)&#9; 17.64 (0.67) 5,941 1.27 (e) – 1.04 44.9 2022 22.13&#9; 0.16&#9; (1.24)&#9; (1.08)&#9; (0.09)&#9; (1.60)&#9; (1.69)&#9; 19.36 (5.11) 6,078 1.26 (e) – 0.83 42.6 2021 15.67&#9; 0.10&#9; 6.53 6.63 (0.17)&#9; – (0.17) 22.13 42.56 7,133 1.27 (e) – 0.52 46.3 R-5 shares 2025 20.97&#9; 0.24&#9; 1.14 1.38 (0.22)&#9; (1.33)&#9; (1.55)&#9; 20.80 7.24 4,891 0.92 (e) – 1.20 60.5 2024 16.80&#9; 0.26&#9; 4.46 4.72 (0.24)&#9; (0.31)&#9; (0.55)&#9; 20.97 28.61 5,485 0.95 (e) – 1.36 41.1 2023 18.52&#9; 0.23&#9; (0.28)&#9; (0.05)&#9; (0.24)&#9; (1.43)&#9; (1.67)&#9; 16.80 (0.34) 5,618 0.96 (e) – 1.34 44.9 2022 21.22&#9; 0.22&#9; (1.20)&#9; (0.98)&#9; (0.12)&#9; (1.60)&#9; (1.72)&#9; 18.52 (4.81) 5,432 0.95 (e) – 1.15 42.6 2021 15.04&#9; 0.16&#9; 6.25 6.41 (0.23)&#9; – (0.23) 21.22 42.94 8,722 0.96 (e) – 0.84 46.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 33

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate LARGECAP VALUE FUND III Class J shares 2025 $20.31 $0.23 $1.11 $1.34 ($0.23) ($1.33) ($1.56) $20.09 7.28%(b) $86,965&#9; 0.91%(c)&#9; 0.95%(d)&#9; 1.19%&#9; 60.5% 2024 16.27 0.25 4.33 4.58 (0.23) (0.31) (0.54) 20.31 28.69 (b) 88,878&#9; 0.93 (c) 1.01 (d) 1.36  41.1  2023 18.01 0.22 (0.29) (0.07) (0.24) (1.43) (1.67) 16.27 (0.46) (b) 76,888&#9; 1.00 (c) 1.09 (d) 1.31  44.9  2022 20.70 0.21 (1.16) (0.95) (0.14) (1.60) (1.74) 18.01 (4.80) (b) 82,605&#9; 0.97 (c) 1.06 (d) 1.13  42.6  2021 14.67 0.15 6.10 6.25 (0.22) – (0.22) 20.70 42.96 (b) 84,871&#9; 0.98 (c) 1.07 (d) 0.82  46.3  Institutional shares 2025 20.76 0.29 1.13 1.42 (0.27) (1.33) (1.60) 20.58 7.54  2,767,672&#9; 0.67 (e) –  1.45  60.5  2024 16.63 0.30 4.42 4.72 (0.28) (0.31) (0.59) 20.76 28.97  3,682,407&#9; 0.70 (e) –  1.57  41.1  2023 18.36 0.28 (0.29) (0.01) (0.29) (1.43) (1.72) 16.63 (0.13)  2,556,406&#9; 0.72 (e) –  1.59  44.9  2022 21.07 0.26 (1.18) (0.92) (0.19) (1.60) (1.79) 18.36 (4.56)  2,634,970&#9; 0.70 (e) –  1.39  42.6  2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07 43.27  3,457,999&#9; 0.70 (e) –  1.07  46.3  R-3 shares 2025 22.05 0.18 1.23 1.41 (0.19) (1.33) (1.52) 21.94 7.00  9,191&#9; 1.23 (e) –  0.88  60.5  2024 17.64 0.21 4.69 4.90 (0.18) (0.31) (0.49) 22.05 28.19  6,886&#9; 1.26 (e) –  1.03  41.1  2023 19.36 0.19 (0.30) (0.11) (0.18) (1.43) (1.61) 17.64 (0.67)  5,941&#9; 1.27 (e) –  1.04  44.9  2022 22.13 0.16 (1.24) (1.08) (0.09) (1.60) (1.69) 19.36 (5.11)  6,078&#9; 1.26 (e) –  0.83  42.6  2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13 42.56  7,133&#9; 1.27 (e) –  0.52  46.3  R-5 shares 2025 20.97 0.24 1.14 1.38 (0.22) (1.33) (1.55) 20.80 7.24  4,891&#9; 0.92 (e) –  1.20  60.5  2024 16.80 0.26 4.46 4.72 (0.24) (0.31) (0.55) 20.97 28.61  5,485&#9; 0.95 (e) –  1.36  41.1  2023 18.52 0.23 (0.28) (0.05) (0.24) (1.43) (1.67) 16.80 (0.34)  5,618&#9; 0.96 (e) –  1.34  44.9  2022 21.22 0.22 (1.20) (0.98) (0.12) (1.60) (1.72) 18.52 (4.81)  5,432&#9; 0.95 (e) –  1.15  42.6  2021 15.04 0.16 6.25 6.41 (0.23) – (0.23) 21.22 42.94  8,722&#9; 0.96 (e) –  0.84  46.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 34

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP FUND Class A shares 2025 $43.52&#9; ($0.12)&#9; $1.17 $1.05 $– ($1.40)&#9; ($1.40)&#9; $43.17 2.28%(b) $1,893,507 0.90% –% (0.28)% 13.7% 2024 31.74&#9; 0.07 12.66 12.73 – (0.95) (0.95)&#9; 43.52 40.69 (b) 1,994,144 0.91 – 0.18 10.5 2023 30.71&#9; (0.10)&#9; 2.12 2.02 – (0.99) (0.99)&#9; 31.74 6.62 (b) 1,590,186 0.95 – (0.30) 10.1 2022 42.87&#9; (0.09)&#9; (8.74)&#9; (8.83)&#9; – (3.33) (3.33)&#9; 30.71 (22.25) (b) 1,591,916 0.94 – (0.27) 14.1 2021 30.19&#9; (0.19)&#9; 13.26 13.07 – (0.39) (0.39)&#9; 42.87 43.63 (b) 2,198,683 0.93 – (0.50) 12.4 Class C shares 2025 36.12&#9; (0.40)&#9; 0.99 0.59 – (1.40) (1.40)&#9; 35.31 1.45 (b) 29,747 1.71 – (1.10) 13.7 2024 26.69&#9; (0.21)&#9; 10.59 10.38 – (0.95) (0.95)&#9; 36.12 39.55 (b) 34,593 1.72 – (0.64) 10.5 2023 26.19&#9; (0.31)&#9; 1.80 1.49 – (0.99) (0.99)&#9; 26.69 5.71 (b) 29,926 1.78 – (1.13) 10.1 2022 37.32&#9; (0.31)&#9; (7.49)&#9; (7.80)&#9; – (3.33) (3.33)&#9; 26.19 (22.84) (b) 40,097 1.72 – (1.06) 14.1 2021 26.51&#9; (0.39)&#9; 11.59 11.20 – (0.39) (0.39)&#9; 37.32 42.62 (b) 72,682 1.67 – (1.21) 12.4 Class J shares 2025 41.73&#9; (0.07)&#9; 1.15 1.08 (0.03)&#9; (1.40)&#9; (1.43)&#9; 41.38 2.45 (b) 471,374 0.76 (c) 0.76 (d) (0.15) 13.7 2024 30.43&#9; 0.12 12.13 12.25 – (0.95) (0.95)&#9; 41.73 40.87 (b) 385,523 0.76 (c) 0.78 (d) 0.32 10.5 2023 29.44&#9; (0.05)&#9; 2.03 1.98 – (0.99) (0.99)&#9; 30.43 6.78 (b) 293,360 0.80 (c) 0.82 (d) (0.16) 10.1 2022 41.18&#9; (0.04)&#9; (8.37)&#9; (8.41)&#9; – (3.33) (3.33)&#9; 29.44 (22.13) (b) 292,151 0.79 (c) 0.81 (d) (0.12) 14.1 2021 28.96&#9; (0.12)&#9; 12.73 12.61 – (0.39) (0.39)&#9; 41.18 43.85 (b),(e) 407,907 0.78 (c) 0.80 (d) (0.34) 12.4 Institutional shares 2025 45.49&#9; (0.02)&#9; 1.23 1.21 (0.06)&#9; (1.40)&#9; (1.46)&#9; 45.24 2.54 15,681,298 0.67 – (0.04) 13.7 2024 33.08&#9; 0.17 13.20 13.37 (0.01)&#9; (0.95)&#9; (0.96)&#9; 45.49 41.00 13,863,432 0.67 – 0.41 10.5 2023 31.88&#9; (0.01)&#9; 2.20 2.19 – (0.99) (0.99)&#9; 33.08 6.92 9,079,129 0.68 – (0.04) 10.1 2022 44.26&#9; – (9.05) (9.05)&#9; – (3.33) (3.33)&#9; 31.88 (22.05) (e) 10,110,818 0.67 (f) – 0.00 14.1 2021 31.08&#9; (0.09)&#9; 13.66 13.57 – (0.39) (0.39)&#9; 44.26 44.03 (e) 15,790,247 0.67 (f) – (0.24) 12.4 R-3 shares 2025 41.79&#9; (0.25)&#9; 1.17 0.92 (0.01)&#9; (1.40)&#9; (1.41)&#9; 41.30 2.06 164,861 1.13 – (0.60) 13.7 2024 30.58&#9; (0.03)&#9; 12.19 12.16 – (0.95) (0.95)&#9; 41.79 40.36 51,069 1.14 – (0.07) 10.5 2023 29.68&#9; (0.16)&#9; 2.05 1.89 – (0.99) (0.99)&#9; 30.58 6.41 40,789 1.15 – (0.51) 10.1 2022 41.63&#9; (0.16)&#9; (8.46)&#9; (8.62)&#9; – (3.33) (3.33)&#9; 29.68 (22.42) 44,432 1.15 – (0.49) 14.1 2021 29.38&#9; (0.26)&#9; 12.90 12.64 – (0.39) (0.39)&#9; 41.63 43.32 (e) 73,376 1.15 – (0.71) 12.4 R-5 shares 2025 44.34&#9; (0.12)&#9; 1.25 1.13 – (1.40) (1.40)&#9; 44.07 2.43 235,966 0.82 – (0.26) 13.7 2024 32.31&#9; 0.10 12.88 12.98 – (0.95) (0.95)&#9; 44.34 40.75 281,715 0.83 – 0.24 10.5 2023 31.21&#9; (0.07)&#9; 2.16 2.09 – (0.99) (0.99)&#9; 32.31 6.74 219,018 0.84 – (0.21) 10.1 2022 43.47&#9; (0.06)&#9; (8.87)&#9; (8.93)&#9; – (3.33) (3.33)&#9; 31.21 (22.16) 296,351 0.84 – (0.17) 14.1 2021 30.57&#9; (0.15)&#9; 13.44 13.29 – (0.39) (0.39)&#9; 43.47 43.76 (e) 427,065 0.84 – (0.40) 12.4 R-6 shares 2025 45.56&#9; 0.02 1.23 1.25 (0.09)&#9; (1.40)&#9; (1.49)&#9; 45.32 2.63 13,049,550 0.57 – 0.05 13.7 2024 33.13&#9; 0.21 13.21 13.42 (0.04)&#9; (0.95)&#9; (0.99)&#9; 45.56 41.11 11,302,031 0.59 – 0.50 10.5 2023 31.90&#9; 0.01 2.21 2.22 – (0.99) (0.99)&#9; 33.13 7.01 6,835,701 0.60 (f) – 0.04 10.1 2022 44.26&#9; 0.03 (9.06)&#9; (9.03)&#9; – (3.33) (3.33)&#9; 31.90 (21.98) 5,989,509 0.59 (f) – 0.09 14.1 2021 31.05&#9; (0.06)&#9; 13.66 13.60 – (0.39) (0.39)&#9; 44.26 44.13 5,220,374 0.59 (f) – (0.15) 12.4 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d)

Excludes expense reimbursement from Manager and/or Distributor. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (f) Subject to Manager's contractual expense limit. 35

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP FUND Class A shares 2025 $43.52 ($0.12) $1.17 $1.05 $– ($1.40) ($1.40) $43.17 2.28%(b) $1,893,507&#9; 0.90% –% (0.28)%&#9; 13.7% 2024 31.74 0.07 12.66 12.73 – (0.95) (0.95) 43.52 40.69 (b) 1,994,144&#9; 0.91  –  0.18  10.5  2023 30.71 (0.10) 2.12 2.02 – (0.99) (0.99) 31.74 6.62 (b) 1,590,186&#9; 0.95  –  (0.30)  10.1  2022 42.87 (0.09) (8.74) (8.83) – (3.33) (3.33) 30.71 (22.25) (b) 1,591,916&#9; 0.94  –  (0.27)  14.1  2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42.87 43.63 (b) 2,198,683&#9; 0.93  –  (0.50)  12.4  Class C shares 2025 36.12 (0.40) 0.99 0.59 – (1.40) (1.40) 35.31 1.45 (b) 29,747&#9; 1.71  –  (1.10)  13.7  2024 26.69 (0.21) 10.59 10.38 – (0.95) (0.95) 36.12 39.55 (b) 34,593&#9; 1.72  –  (0.64)  10.5  2023 26.19 (0.31) 1.80 1.49 – (0.99) (0.99) 26.69 5.71 (b) 29,926&#9; 1.78  –  (1.13)  10.1  2022 37.32 (0.31) (7.49) (7.80) – (3.33) (3.33) 26.19 (22.84) (b) 40,097&#9; 1.72  –  (1.06)  14.1  2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32 42.62 (b) 72,682&#9; 1.67  –  (1.21)  12.4  Class J shares 2025 41.73 (0.07) 1.15 1.08 (0.03) (1.40) (1.43) 41.38 2.45 (b) 471,374&#9; 0.76 (c) 0.76 (d) (0.15)  13.7  2024 30.43 0.12 12.13 12.25 – (0.95) (0.95) 41.73 40.87 (b) 385,523&#9; 0.76 (c) 0.78 (d) 0.32  10.5  2023 29.44 (0.05) 2.03 1.98 – (0.99) (0.99) 30.43 6.78 (b) 293,360&#9; 0.80 (c) 0.82 (d) (0.16)  10.1  2022 41.18 (0.04) (8.37) (8.41) – (3.33) (3.33) 29.44 (22.13) (b) 292,151&#9; 0.79 (c) 0.81 (d) (0.12)  14.1  2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18 43.85 (b),(e) 407,907&#9; 0.78 (c) 0.80 (d) (0.34)  12.4  Institutional shares 2025 45.49 (0.02) 1.23 1.21 (0.06) (1.40) (1.46) 45.24 2.54  15,681,298&#9; 0.67  –  (0.04)  13.7  2024 33.08 0.17 13.20 13.37 (0.01) (0.95) (0.96) 45.49 41.00  13,863,432&#9; 0.67  –  0.41  10.5  2023 31.88 (0.01) 2.20 2.19 – (0.99) (0.99) 33.08 6.92  9,079,129&#9; 0.68  –  (0.04)  10.1  2022 44.26 – (9.05) (9.05) – (3.33) (3.33) 31.88 (22.05) (e) 10,110,818&#9; 0.67 (f) –  0.00  14.1  2021 31.08 (0.09) 13.66 13.57 – (0.39) (0.39) 44.26 44.03 (e) 15,790,247&#9; 0.67 (f) –  (0.24)  12.4  R-3 shares 2025 41.79 (0.25) 1.17 0.92 (0.01) (1.40) (1.41) 41.30 2.06  164,861&#9; 1.13  –  (0.60)  13.7  2024 30.58 (0.03) 12.19 12.16 – (0.95) (0.95) 41.79 40.36  51,069&#9; 1.14  –  (0.07)  10.5  2023 29.68 (0.16) 2.05 1.89 – (0.99) (0.99) 30.58 6.41  40,789&#9; 1.15  –  (0.51)  10.1  2022 41.63 (0.16) (8.46) (8.62) – (3.33) (3.33) 29.68 (22.42)  44,432&#9; 1.15  –  (0.49)  14.1  2021 29.38 (0.26) 12.90 12.64 – (0.39) (0.39) 41.63 43.32 (e) 73,376&#9; 1.15  –  (0.71)  12.4  R-5 shares 2025 44.34 (0.12) 1.25 1.13 – (1.40) (1.40) 44.07 2.43  235,966&#9; 0.82  –  (0.26)  13.7  2024 32.31 0.10 12.88 12.98 – (0.95) (0.95) 44.34 40.75  281,715&#9; 0.83  –  0.24  10.5  2023 31.21 (0.07) 2.16 2.09 – (0.99) (0.99) 32.31 6.74  219,018&#9; 0.84  –  (0.21)  10.1  2022 43.47 (0.06) (8.87) (8.93) – (3.33) (3.33) 31.21 (22.16)  296,351&#9; 0.84  –  (0.17)  14.1  2021 30.57 (0.15) 13.44 13.29 – (0.39) (0.39) 43.47 43.76 (e) 427,065&#9; 0.84  –  (0.40)  12.4  R-6 shares 2025 45.56 0.02 1.23 1.25 (0.09) (1.40) (1.49) 45.32 2.63  13,049,550&#9; 0.57  –  0.05  13.7  2024 33.13 0.21 13.21 13.42 (0.04) (0.95) (0.99) 45.56 41.11  11,302,031&#9; 0.59  –  0.50  10.5  2023 31.90 0.01 2.21 2.22 – (0.99) (0.99) 33.13 7.01  6,835,701&#9; 0.60 (f) –  0.04  10.1  2022 44.26 0.03 (9.06) (9.03) – (3.33) (3.33) 31.90 (21.98)  5,989,509&#9; 0.59 (f) –  0.09  14.1  2021 31.05 (0.06) 13.66 13.60 – (0.39) (0.39) 44.26 44.13  5,220,374&#9; 0.59 (f) –  (0.15)  12.4  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (f) Subject to Manager's contractual expense limit. 36

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP S&P 400 INDEX FUND Class J shares 2025 $23.74&#9; $0.25&#9; $1.00 $1.25 ($0.29)&#9; ($2.76)&#9; ($3.05)&#9; $21.94 5.96%(b) $147,752 0.38%(c) 0.38%(d) 1.15% 16.2% 2024 18.60&#9; 0.27&#9; 5.65 5.92 (0.26)&#9; (0.52)&#9; (0.78)&#9; 23.74 32.43 (b) 153,543 0.36 (c) 0.38 (d) 1.23 19.9 2023 20.31&#9; 0.24&#9; (0.52)&#9; (0.28)&#9; (0.24)&#9; (1.19)&#9; (1.43)&#9; 18.60 (1.41) (b) 122,039 0.40 (c) 0.42 (d) 1.21 20.4 2022 25.15&#9; 0.24&#9; (3.04)&#9; (2.80)&#9; (0.25)&#9; (1.79)&#9; (2.04)&#9; 20.31 (11.85) (b) 127,212 0.39 (c) 0.41 (d) 1.12 20.9 2021 18.23&#9; 0.26&#9; 8.18 8.44 (0.21)&#9; (1.31)&#9; (1.52)&#9; 25.15 48.22 (b) 151,143 0.39 (c) 0.41 (d) 1.11 19.2 Institutional shares 2025 24.79&#9; 0.29&#9; 1.06 1.35 (0.32)&#9; (2.76)&#9; (3.08)&#9; 23.06 6.10 221,252 0.25 – 1.28 16.2 2024 19.39&#9; 0.31&#9; 5.90 6.21 (0.29)&#9; (0.52)&#9; (0.81)&#9; 24.79 32.61 213,290 0.25 – 1.35 19.9 2023 21.11&#9; 0.28&#9; (0.54)&#9; (0.26)&#9; (0.27)&#9; (1.19)&#9; (1.46)&#9; 19.39 (1.25) 183,105 0.25 – 1.36 20.4 2022 26.06&#9; 0.28&#9; (3.16)&#9; (2.88)&#9; (0.28)&#9; (1.79)&#9; (2.07)&#9; 21.11 (11.73) 188,790 0.23 – 1.27 20.9 2021 18.84&#9; 0.31&#9; 8.46 8.77 (0.24)&#9; (1.31)&#9; (1.55)&#9; 26.06 48.45 251,222 0.22 – 1.27 19.2 R-3 shares 2025 25.40&#9; 0.19&#9; 1.08 1.27 (0.21)&#9; (2.76)&#9; (2.97)&#9; 23.70 5.59 63,217 0.73 – 0.80 16.2 2024 19.86&#9; 0.21&#9; 6.03 6.24 (0.18)&#9; (0.52)&#9; (0.70)&#9; 25.40 31.92 66,175 0.73 – 0.87 19.9 2023 21.57&#9; 0.19&#9; (0.54)&#9; (0.35)&#9; (0.17)&#9; (1.19)&#9; (1.36)&#9; 19.86 (1.70) 59,228 0.73 – 0.88 20.4 2022 26.57&#9; 0.18&#9; (3.24)&#9; (3.06)&#9; (0.15)&#9; (1.79)&#9; (1.94)&#9; 21.57 (12.15) 67,797 0.73 – 0.77 20.9 2021 19.19&#9; 0.19&#9; 8.64 8.83 (0.14)&#9; (1.31)&#9; (1.45)&#9; 26.57 47.71 88,428 0.73 – 0.76 19.2 R-5 shares 2025 25.90&#9; 0.26&#9; 1.10 1.36 (0.29)&#9; (2.76)&#9; (3.05)&#9; 24.21 5.88 112,221 0.42 – 1.11 16.2 2024 20.22&#9; 0.28&#9; 6.17 6.45 (0.25)&#9; (0.52)&#9; (0.77)&#9; 25.90 32.42 90,491 0.42 – 1.18 19.9 2023 21.95&#9; 0.26&#9; (0.57)&#9; (0.31)&#9; (0.23)&#9; (1.19)&#9; (1.42)&#9; 20.22 (1.45) 76,662 0.42 – 1.19 20.4 2022 27.00&#9; 0.25&#9; (3.28)&#9; (3.03)&#9; (0.23)&#9; (1.79)&#9; (2.02)&#9; 21.95 (11.87) 95,818 0.42 – 1.08 20.9 2021 19.48&#9; 0.27&#9; 8.76 9.03 (0.20)&#9; (1.31)&#9; (1.51)&#9; 27.00 48.14 122,169 0.42 – 1.08 19.2 R-6 shares 2025 24.78&#9; 0.31&#9; 1.05 1.36 (0.33)&#9; (2.76)&#9; (3.09)&#9; 23.05 6.19 665,695 0.16 – 1.36 16.2 2024 19.39&#9; 0.33&#9; 5.89 6.22 (0.31)&#9; (0.52)&#9; (0.83)&#9; 24.78 32.67 701,967 0.16 – 1.45 19.9 2023 21.11&#9; 0.30&#9; (0.54)&#9; (0.24)&#9; (0.29)&#9; (1.19)&#9; (1.48)&#9; 19.39 (1.18) 740,171 0.16 – 1.44 20.4 2022 26.05&#9; 0.30&#9; (3.15)&#9; (2.85)&#9; (0.30)&#9; (1.79)&#9; (2.09)&#9; 21.11 (11.64) 712,153 0.16 (e) – 1.36 20.9 2021 18.83&#9; 0.32&#9; 8.46 8.78 (0.25)&#9; (1.31)&#9; (1.56)&#9; 26.05 48.58 740,456 0.16 (e) – 1.34 19.2 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 37

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP S&P 400 INDEX FUND Class J shares 2025 $23.74 $0.25 $1.00 $1.25 ($0.29) ($2.76) ($3.05) $21.94 5.96%(b) $147,752&#9; 0.38%(c)&#9; 0.38%(d)&#9; 1.15%&#9; 16.2% 2024 18.60 0.27 5.65 5.92 (0.26) (0.52) (0.78) 23.74 32.43 (b) 153,543&#9; 0.36 (c) 0.38 (d) 1.23  19.9  2023 20.31 0.24 (0.52) (0.28) (0.24) (1.19) (1.43) 18.60 (1.41) (b) 122,039&#9; 0.40 (c) 0.42 (d) 1.21  20.4  2022 25.15 0.24 (3.04) (2.80) (0.25) (1.79) (2.04) 20.31 (11.85) (b) 127,212&#9; 0.39 (c) 0.41 (d) 1.12  20.9  2021 18.23 0.26 8.18 8.44 (0.21) (1.31) (1.52) 25.15 48.22 (b) 151,143&#9; 0.39 (c) 0.41 (d) 1.11  19.2  Institutional shares 2025 24.79 0.29 1.06 1.35 (0.32) (2.76) (3.08) 23.06 6.10  221,252&#9; 0.25  –  1.28  16.2  2024 19.39 0.31 5.90 6.21 (0.29) (0.52) (0.81) 24.79 32.61  213,290&#9; 0.25  –  1.35  19.9  2023 21.11 0.28 (0.54) (0.26) (0.27) (1.19) (1.46) 19.39 (1.25)  183,105&#9; 0.25  –  1.36  20.4  2022 26.06 0.28 (3.16) (2.88) (0.28) (1.79) (2.07) 21.11 (11.73)  188,790&#9; 0.23  –  1.27  20.9  2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06 48.45  251,222&#9; 0.22  –  1.27  19.2  R-3 shares 2025 25.40 0.19 1.08 1.27 (0.21) (2.76) (2.97) 23.70 5.59  63,217&#9; 0.73  –  0.80  16.2  2024 19.86 0.21 6.03 6.24 (0.18) (0.52) (0.70) 25.40 31.92  66,175&#9; 0.73  –  0.87  19.9  2023 21.57 0.19 (0.54) (0.35) (0.17) (1.19) (1.36) 19.86 (1.70)  59,228&#9; 0.73  –  0.88  20.4  2022 26.57 0.18 (3.24) (3.06) (0.15) (1.79) (1.94) 21.57 (12.15)  67,797&#9; 0.73  –  0.77  20.9  2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57 47.71  88,428&#9; 0.73  –  0.76  19.2  R-5 shares 2025 25.90 0.26 1.10 1.36 (0.29) (2.76) (3.05) 24.21 5.88  112,221&#9; 0.42  –  1.11  16.2  2024 20.22 0.28 6.17 6.45 (0.25) (0.52) (0.77) 25.90 32.42  90,491&#9; 0.42  –  1.18  19.9  2023 21.95 0.26 (0.57) (0.31) (0.23) (1.19) (1.42) 20.22 (1.45)  76,662&#9; 0.42  –  1.19  20.4  2022 27.00 0.25 (3.28) (3.03) (0.23) (1.79) (2.02) 21.95 (11.87)  95,818&#9; 0.42  –  1.08  20.9  2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00 48.14  122,169&#9; 0.42  –  1.08  19.2  R-6 shares 2025 24.78 0.31 1.05 1.36 (0.33) (2.76) (3.09) 23.05 6.19  665,695&#9; 0.16  –  1.36  16.2  2024 19.39 0.33 5.89 6.22 (0.31) (0.52) (0.83) 24.78 32.67  701,967&#9; 0.16  –  1.45  19.9  2023 21.11 0.30 (0.54) (0.24) (0.29) (1.19) (1.48) 19.39 (1.18)  740,171&#9; 0.16  –  1.44  20.4  2022 26.05 0.30 (3.15) (2.85) (0.30) (1.79) (2.09) 21.11 (11.64)  712,153&#9; 0.16 (e) –  1.36  20.9  2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05 48.58  740,456&#9; 0.16 (e) –  1.34  19.2  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 38

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP VALUE FUND I Class A shares 2025 $18.40&#9; $0.12&#9; $0.13 $0.25 ($0.19)&#9; ($2.52)&#9; ($2.71)&#9; $15.94 1.91%(b) $46,944 1.06%(c) –% 0.77% 79.6% 2024 14.89&#9; 0.14&#9; 4.06 4.20 (0.15)&#9; (0.54)&#9; (0.69)&#9; 18.40 28.83 (b) 47,518 1.05 (c) – 0.83 55.3 2023 16.23&#9; 0.15&#9; (0.45)&#9; (0.30)&#9; (0.16)&#9; (0.88)&#9; (1.04)&#9; 14.89 (2.02) (b) 40,844 1.12 (c) – 0.93 49.9 2022 18.93&#9; 0.18&#9; (0.92)&#9; (0.74)&#9; (0.16)&#9; (1.80)&#9; (1.96)&#9; 16.23 (4.18) (b) 46,917 1.09 (c) – 1.06 51.1 2021 12.76&#9; 0.16&#9; 6.14 6.30 (0.13)&#9; – (0.13) 18.93 49.69 (b) 42,833 1.10 (c) – 0.90 53.5 Class J shares 2025 18.19&#9; 0.15&#9; 0.12 0.27 (0.22)&#9; (2.52)&#9; (2.74)&#9; 15.72 2.06 (b) 170,931 0.87 (d) 0.89 (e) 0.95 79.6 2024 14.72&#9; 0.18&#9; 4.02 4.20 (0.19)&#9; (0.54)&#9; (0.73)&#9; 18.19 29.20 (b) 188,451 0.84 (d) 0.88 (e) 1.04 55.3 2023 16.06&#9; 0.18&#9; (0.45)&#9; (0.27)&#9; (0.19)&#9; (0.88)&#9; (1.07)&#9; 14.72 (1.85) (b) 162,873 0.90 (d) 0.94 (e) 1.16 49.9 2022 18.74&#9; 0.21&#9; (0.90)&#9; (0.69)&#9; (0.19)&#9; (1.80)&#9; (1.99)&#9; 16.06 (3.97) (b) 180,636 0.88 (d) 0.92 (e) 1.27 51.1 2021 12.65&#9; 0.19&#9; 6.08 6.27 (0.18)&#9; – (0.18) 18.74 49.98 (b) 190,633 0.89 (d) 0.93 (e) 1.11 53.5 Institutional shares 2025 18.48&#9; 0.19&#9; 0.11 0.30 (0.24)&#9; (2.52)&#9; (2.76)&#9; 16.02 2.23 864,142 0.69 (c) – 1.15 79.6 2024 14.95&#9; 0.21&#9; 4.08 4.29 (0.22)&#9; (0.54)&#9; (0.76)&#9; 18.48 29.40 1,282,618 0.69 (c) – 1.20 55.3 2023 16.29&#9; 0.22&#9; (0.46)&#9; (0.24)&#9; (0.22)&#9; (0.88)&#9; (1.10)&#9; 14.95 (1.64) 1,076,199 0.69 (c) – 1.36 49.9 2022 18.98&#9; 0.25&#9; (0.93)&#9; (0.68)&#9; (0.21)&#9; (1.80)&#9; (2.01)&#9; 16.29 (3.82) 1,106,800 0.69 (c) – 1.49 51.1 2021 12.81&#9; 0.22&#9; 6.16 6.38 (0.21)&#9; – (0.21) 18.98 50.23 349,246 0.72 (c) – 1.29 53.5 R-3 shares 2025 18.08&#9; 0.10&#9; 0.12 0.22 (0.18)&#9; (2.52)&#9; (2.70)&#9; 15.60 1.74 12,331 1.20 (c) – 0.62 79.6 2024 14.65&#9; 0.12&#9; 3.99 4.11 (0.14)&#9; (0.54)&#9; (0.68)&#9; 18.08 28.68 11,020 1.19 (c) – 0.69 55.3 2023 15.98&#9; 0.13&#9; (0.44)&#9; (0.31)&#9; (0.14)&#9; (0.88)&#9; (1.02)&#9; 14.65 (2.12) 10,065 1.19 (c) – 0.86 49.9 2022 18.65&#9; 0.16&#9; (0.90)&#9; (0.74)&#9; (0.13)&#9; (1.80)&#9; (1.93)&#9; 15.98 (4.26) 11,582 1.19 (c) – 0.95 51.1 2021 12.60&#9; 0.14&#9; 6.05 6.19 (0.14)&#9; – (0.14) 18.65 49.47 13,975 1.20 (c) – 0.81 53.5 R-5 shares 2025 18.31&#9; 0.15&#9; 0.12 0.27 (0.22)&#9; (2.52)&#9; (2.74)&#9; 15.84 2.05 31,004 0.89 (c) – 0.93 79.6 2024 14.82&#9; 0.17&#9; 4.05 4.22 (0.19)&#9; (0.54)&#9; (0.73)&#9; 18.31 29.14 29,770 0.88 (c) – 1.01 55.3 2023 16.16&#9; 0.18&#9; (0.45)&#9; (0.27)&#9; (0.19)&#9; (0.88)&#9; (1.07)&#9; 14.82 (1.82) 28,298 0.88 (c) – 1.17 49.9 2022 18.85&#9; 0.21&#9; (0.91)&#9; (0.70)&#9; (0.19)&#9; (1.80)&#9; (1.99)&#9; 16.16 (4.00) 28,272 0.88 (c) – 1.27 51.1 2021 12.72&#9; 0.19&#9; 6.12 6.31 (0.18)&#9; – (0.18) 18.85 50.02 29,746 0.89 (c) – 1.12 53.5 R-6 shares 2025 18.53&#9; 0.19&#9; 0.12 0.31 (0.25)&#9; (2.52)&#9; (2.77)&#9; 16.07 2.28 1,145,435 0.64 (c) – 1.19 79.6 2024 15.00&#9; 0.22&#9; 4.08 4.30 (0.23)&#9; (0.54)&#9; (0.77)&#9; 18.53 29.39 1,271,063 0.63 (c) – 1.28 55.3 2023 16.33&#9; 0.23&#9; (0.45)&#9; (0.22)&#9; (0.23)&#9; (0.88)&#9; (1.11)&#9; 15.00 (1.51) 2,089,882 0.62 (c) – 1.43 49.9 2022 19.02&#9; 0.26&#9; (0.92)&#9; (0.66)&#9; (0.23)&#9; (1.80)&#9; (2.03)&#9; 16.33 (3.78) (f) 2,249,267 0.62 (c) – 1.53 51.1 2021 12.84&#9; 0.24&#9; 6.16 6.40 (0.22)&#9; – (0.22) 19.02 50.41 (f) 2,312,305 0.63 (c) – 1.38 53.5 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 39

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate MIDCAP VALUE FUND I Class A shares 2025 $18.40 $0.12 $0.13 $0.25 ($0.19) ($2.52) ($2.71) $15.94 1.91%(b) $46,944&#9; 1.06%(c)&#9; –% 0.77%&#9; 79.6% 2024 14.89 0.14 4.06 4.20 (0.15) (0.54) (0.69) 18.40 28.83 (b) 47,518&#9; 1.05 (c) –  0.83  55.3  2023 16.23 0.15 (0.45) (0.30) (0.16) (0.88) (1.04) 14.89 (2.02) (b) 40,844&#9; 1.12 (c) –  0.93  49.9  2022 18.93 0.18 (0.92) (0.74) (0.16) (1.80) (1.96) 16.23 (4.18) (b) 46,917&#9; 1.09 (c) –  1.06  51.1  2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93 49.69 (b) 42,833&#9; 1.10 (c) –  0.90  53.5  Class J shares 2025 18.19 0.15 0.12 0.27 (0.22) (2.52) (2.74) 15.72 2.06 (b) 170,931&#9; 0.87 (d) 0.89 (e) 0.95  79.6  2024 14.72 0.18 4.02 4.20 (0.19) (0.54) (0.73) 18.19 29.20 (b) 188,451&#9; 0.84 (d) 0.88 (e) 1.04  55.3  2023 16.06 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.72 (1.85) (b) 162,873&#9; 0.90 (d) 0.94 (e) 1.16  49.9  2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06 (3.97) (b) 180,636&#9; 0.88 (d) 0.92 (e) 1.27  51.1  2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74 49.98 (b) 190,633&#9; 0.89 (d) 0.93 (e) 1.11  53.5  Institutional shares 2025 18.48 0.19 0.11 0.30 (0.24) (2.52) (2.76) 16.02 2.23  864,142&#9; 0.69 (c) –  1.15  79.6  2024 14.95 0.21 4.08 4.29 (0.22) (0.54) (0.76) 18.48 29.40  1,282,618&#9; 0.69 (c) –  1.20  55.3  2023 16.29 0.22 (0.46) (0.24) (0.22) (0.88) (1.10) 14.95 (1.64)  1,076,199&#9; 0.69 (c) –  1.36  49.9  2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29 (3.82)  1,106,800&#9; 0.69 (c) –  1.49  51.1  2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98 50.23  349,246&#9; 0.72 (c) –  1.29  53.5  R-3 shares 2025 18.08 0.10 0.12 0.22 (0.18) (2.52) (2.70) 15.60 1.74  12,331&#9; 1.20 (c) –  0.62  79.6  2024 14.65 0.12 3.99 4.11 (0.14) (0.54) (0.68) 18.08 28.68  11,020&#9; 1.19 (c) –  0.69  55.3  2023 15.98 0.13 (0.44) (0.31) (0.14) (0.88) (1.02) 14.65 (2.12)  10,065&#9; 1.19 (c) –  0.86  49.9  2022 18.65 0.16 (0.90) (0.74) (0.13) (1.80) (1.93) 15.98 (4.26)  11,582&#9; 1.19 (c) –  0.95  51.1  2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65 49.47  13,975&#9; 1.20 (c) –  0.81  53.5  R-5 shares 2025 18.31 0.15 0.12 0.27 (0.22) (2.52) (2.74) 15.84 2.05  31,004&#9; 0.89 (c) –  0.93  79.6  2024 14.82 0.17 4.05 4.22 (0.19) (0.54) (0.73) 18.31 29.14  29,770&#9; 0.88 (c) –  1.01  55.3  2023 16.16 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.82 (1.82)  28,298&#9; 0.88 (c) –  1.17  49.9  2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16 (4.00)  28,272&#9; 0.88 (c) –  1.27  51.1  2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85 50.02  29,746&#9; 0.89 (c) –  1.12  53.5  R-6 shares 2025 18.53 0.19 0.12 0.31 (0.25) (2.52) (2.77) 16.07 2.28  1,145,435&#9; 0.64 (c) –  1.19  79.6  2024 15.00 0.22 4.08 4.30 (0.23) (0.54) (0.77) 18.53 29.39  1,271,063&#9; 0.63 (c) –  1.28  55.3  2023 16.33 0.23 (0.45) (0.22) (0.23) (0.88) (1.11) 15.00 (1.51)  2,089,882&#9; 0.62 (c) –  1.43  49.9  2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33 (3.78) (f) 2,249,267&#9; 0.62 (c) –  1.53  51.1  2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02 50.41 (f) 2,312,305&#9; 0.63 (c) –  1.38  53.5  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 40

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets MONEY MARKET FUND Class A shares 2025 $1.00&#9; $0.04&#9; $0.04&#9; ($0.04)&#9; ($0.04)&#9; $1.00 4.12%(b) $348,977 0.46%(c) 0.46%(d) 4.02% 2024 1.00&#9; 0.05&#9; 0.05&#9; (0.05)&#9; (0.05)&#9; 1.00 5.08 (b) 348,944 0.47 (c) 0.47 (d) 4.96 2023 1.00&#9; 0.04&#9; 0.04&#9; (0.04)&#9; (0.04)&#9; 1.00 4.53 (b) 341,831 0.49 (c) 0.49 (d) 4.43 2022 1.00&#9; 0.01&#9; 0.01&#9; (0.01)&#9; (0.01)&#9; 1.00 0.63 (b) 352,832 0.50 (c) 0.54 (d) 0.67 2021 1.00&#9; –&#9; –&#9; – – 1.00 0.00 (b) 293,949 0.12 (c) 0.55 (d) 0.00 Class J shares 2025 1.00&#9; 0.04&#9; 0.04&#9; (0.04)&#9; (0.04)&#9; 1.00 4.15 (b) 728,054 0.43 (e) 0.58 (f) 4.05 2024 1.00&#9; 0.05&#9; 0.05&#9; (0.05)&#9; (0.05)&#9; 1.00 5.12 (b) 700,884 0.43 (e) 0.58 (f) 5.00 2023 1.00&#9; 0.04&#9; 0.04&#9; (0.04)&#9; (0.04)&#9; 1.00 4.58 (b) 654,501 0.45 (e) 0.60 (f) 4.48 2022 1.00&#9; 0.01&#9; 0.01&#9; (0.01)&#9; (0.01)&#9; 1.00 0.64 (b) 625,829 0.49 (e) 0.64 (f) 0.76 2021 1.00&#9; –&#9; –&#9; – – 1.00 0.00 (b) 411,033 0.12 (e) 0.66 (f) 0.00 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual and/or voluntary expense limit. (d) Excludes expense reimbursement from Manager. (e) Subject to Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit. (f) Excludes expense reimbursement from Manager and/or Distributor. 41

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets MONEY MARKET FUND Class A shares 2025 $1.00 $0.04 $0.04 ($0.04) ($0.04) $1.00 4.12%(b)&#9; $348,977&#9; 0.46%(c)&#9; 0.46%(d)&#9; 4.02% 2024 1.00 0.05 0.05 (0.05) (0.05) 1.00 5.08 (b) 348,944&#9; 0.47 (c) 0.47 (d) 4.96  2023 1.00 0.04 0.04 (0.04) (0.04) 1.00 4.53 (b) 341,831&#9; 0.49 (c) 0.49 (d) 4.43  2022 1.00 0.01 0.01 (0.01) (0.01) 1.00 0.63 (b) 352,832&#9; 0.50 (c) 0.54 (d) 0.67  2021 1.00 – – – – 1.00 0.00 (b) 293,949&#9; 0.12 (c) 0.55 (d) 0.00  Class J shares 2025 1.00 0.04 0.04 (0.04) (0.04) 1.00 4.15 (b) 728,054&#9; 0.43 (e) 0.58 (f) 4.05  2024 1.00 0.05 0.05 (0.05) (0.05) 1.00 5.12 (b) 700,884&#9; 0.43 (e) 0.58 (f) 5.00  2023 1.00 0.04 0.04 (0.04) (0.04) 1.00 4.58 (b) 654,501&#9; 0.45 (e) 0.60 (f) 4.48  2022 1.00 0.01 0.01 (0.01) (0.01) 1.00 0.64 (b) 625,829&#9; 0.49 (e) 0.64 (f) 0.76  2021 1.00 – – – – 1.00 0.00 (b) 411,033&#9; 0.12 (e) 0.66 (f) 0.00  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual and/or voluntary expense limit. (d) Excludes expense reimbursement from Manager. (e) Subject to Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit. (f) Excludes expense reimbursement from Manager and/or Distributor. 42

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate OVERSEAS FUND Institutional shares 2025 $11.15&#9; $0.28&#9; $2.28 $2.56 ($0.51)&#9; ($1.08)&#9; ($1.59)&#9; $12.12 27.66% $1,639,934 0.91%(b) 2.57% 77.5% 2024 10.03&#9; 0.31&#9; 1.48 1.79 (0.30)&#9; (0.37)&#9; (0.67)&#9; 11.15 18.27 1,157,795 0.90 (b) 2.83 48.0 2023 8.90&#9; 0.30&#9; 1.59 1.89 (0.23)&#9; (0.53)&#9; (0.76)&#9; 10.03 22.01 2,143,073 0.97 (b) 2.86 59.3 2022 11.44&#9; 0.26&#9; (1.98)&#9; (1.72)&#9; (0.28)&#9; (0.54)&#9; (0.82)&#9; 8.90 (16.05) 1,703,672 0.97 (b) 2.56 62.2 2021 8.12&#9; 0.20&#9; 3.31 3.51 (0.19)&#9; – (0.19) 11.44 43.48 2,927,281 0.94 (b) 1.79 54.8 R-3 shares 2025 10.97&#9; 0.25&#9; 2.23 2.48 (0.39)&#9; (1.08)&#9; (1.47)&#9; 11.98 26.92 826 1.46 (b) 2.34 77.5 2024 9.88&#9; 0.25&#9; 1.46 1.71 (0.25)&#9; (0.37)&#9; (0.62)&#9; 10.97 17.68 271 1.45 (b) 2.37 48.0 2023 8.78&#9; 0.24&#9; 1.57 1.81 (0.18)&#9; (0.53)&#9; (0.71)&#9; 9.88 21.27 717 1.52 (b) 2.31 59.3 2022 11.30&#9; 0.20&#9; (1.96)&#9; (1.76)&#9; (0.22)&#9; (0.54)&#9; (0.76)&#9; 8.78 (16.52) 464 1.52 (b) 2.01 62.2 2021 8.02&#9; 0.14&#9; 3.27 3.41 (0.13)&#9; – (0.13) 11.30 42.73 604 1.49 (b) 1.29 54.8 (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. 43

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate OVERSEAS FUND Institutional shares 2025 $11.15 $0.28 $2.28 $2.56 ($0.51) ($1.08) ($1.59) $12.12 27.66% $1,639,934&#9; 0.91%(b)&#9; 2.57%&#9; 77.5% 2024 10.03 0.31 1.48 1.79 (0.30) (0.37) (0.67) 11.15 18.27  1,157,795&#9; 0.90 (b) 2.83  48.0  2023 8.90 0.30 1.59 1.89 (0.23) (0.53) (0.76) 10.03 22.01  2,143,073&#9; 0.97 (b) 2.86  59.3  2022 11.44 0.26 (1.98) (1.72) (0.28) (0.54) (0.82) 8.90 (16.05)  1,703,672&#9; 0.97 (b) 2.56  62.2  2021 8.12 0.20 3.31 3.51 (0.19) – (0.19) 11.44 43.48  2,927,281&#9; 0.94 (b) 1.79  54.8  R-3 shares 2025 10.97 0.25 2.23 2.48 (0.39) (1.08) (1.47) 11.98 26.92  826&#9; 1.46 (b) 2.34  77.5  2024 9.88 0.25 1.46 1.71 (0.25) (0.37) (0.62) 10.97 17.68  271&#9; 1.45 (b) 2.37  48.0  2023 8.78 0.24 1.57 1.81 (0.18) (0.53) (0.71) 9.88 21.27  717&#9; 1.52 (b) 2.31  59.3  2022 11.30 0.20 (1.96) (1.76) (0.22) (0.54) (0.76) 8.78 (16.52)  464&#9; 1.52 (b) 2.01  62.2  2021 8.02 0.14 3.27 3.41 (0.13) – (0.13) 11.30 42.73  604&#9; 1.49 (b) 1.29  54.8  (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. 44

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL CAPITAL APPRECIATION FUND Class A shares 2025 $80.71&#9; $0.24&#9; $13.84 $14.08 ($0.37)&#9; ($3.79)&#9; ($4.16)&#9; $90.63 18.18%(b) $1,520,610 0.73% 0.29% 55.8% 2024 58.41&#9; 0.44&#9; 22.33 22.77 (0.47)&#9; – (0.47) 80.71 39.15 (b) 1,405,974 0.74 0.60 41.4 2023 53.59&#9; 0.44&#9; 4.75 5.19 (0.37)&#9; – (0.37) 58.41 9.75 (b) 1,085,264 0.78 0.76 48.2 2022 68.28&#9; 0.38&#9; (8.95)&#9; (8.57)&#9; (0.27)&#9; (5.85)&#9; (6.12)&#9; 53.59 (13.77) (b),(c) 1,037,510 0.77 0.66 49.5 2021 51.30&#9; 0.36&#9; 19.57 19.93 (0.43)&#9; (2.52)&#9; (2.95)&#9; 68.28 40.26 (b),(c) 1,288,915 0.80 0.59 29.9 Institutional shares 2025 83.89&#9; 0.49&#9; 14.40 14.89 (0.58)&#9; (3.79)&#9; (4.37)&#9; 94.41 18.52 (c) 3,566,464 0.45 0.57 55.8 2024 60.69&#9; 0.67&#9; 23.19 23.86 (0.66)&#9; – (0.66) 83.89 39.55 3,171,457 0.45 0.88 41.4 2023 55.67&#9; 0.64&#9; 4.93 5.57 (0.55)&#9; – (0.55) 60.69 10.12 2,351,308 0.46 1.07 48.2 2022 70.67&#9; 0.57&#9; (9.26)&#9; (8.69)&#9; (0.46)&#9; (5.85)&#9; (6.31)&#9; 55.67 (13.51) (c) 2,022,614 0.46 0.97 49.5 2021 53.00&#9; 0.57&#9; 20.22 20.79 (0.60)&#9; (2.52)&#9; (3.12)&#9; 70.67 40.71 (c) 961,957 0.49 (d) 0.90 29.9 R-3 shares 2025 80.68&#9; 0.03&#9; 13.82 13.85 (0.24)&#9; (3.79)&#9; (4.03)&#9; 90.50 17.88 (c) 51,979 0.99 0.03 55.8 2024 58.45&#9; 0.24&#9; 22.36 22.60 (0.37)&#9; – (0.37) 80.68 38.81 41,756 0.99 0.32 41.4 2023 53.61&#9; 0.30&#9; 4.77 5.07 (0.23)&#9; – (0.23) 58.45 9.51 24,142 1.01 0.52 48.2 2022 68.37&#9; 0.24&#9; (8.98)&#9; (8.74)&#9; (0.17)&#9; (5.85)&#9; (6.02)&#9; 53.61 (13.98) 19,275 1.01 0.42 49.5 2021 51.37&#9; 0.21&#9; 19.62 19.83 (0.31)&#9; (2.52)&#9; (2.83)&#9; 68.37 39.94 20,459 1.04 0.35 29.9 R-5 shares 2025 82.68&#9; 0.29&#9; 14.18 14.47 (0.43)&#9; (3.79)&#9; (4.22)&#9; 92.93 18.23 43,314 0.68 0.35 55.8 2024 59.83&#9; 0.50&#9; 22.86 23.36 (0.51)&#9; – (0.51) 82.68 39.24 35,981 0.68 0.66 41.4 2023 54.88&#9; 0.49&#9; 4.87 5.36 (0.41)&#9; – (0.41) 59.83 9.85 31,171 0.70 0.83 48.2 2022 69.77&#9; 0.43&#9; (9.17)&#9; (8.74)&#9; (0.30)&#9; (5.85)&#9; (6.15)&#9; 54.88 (13.72) 27,542 0.70 0.73 49.5 2021 52.35&#9; 0.42&#9; 19.98 20.40 (0.46)&#9; (2.52)&#9; (2.98)&#9; 69.77 40.37 33,672 0.73 0.68 29.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit. 45

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL CAPITAL APPRECIATION FUND Class A shares 2025 $80.71 $0.24 $13.84 $14.08 ($0.37) ($3.79) ($4.16) $90.63 18.18%(b) $1,520,610&#9; 0.73% 0.29%&#9; 55.8% 2024 58.41 0.44 22.33 22.77 (0.47) – (0.47) 80.71 39.15 (b) 1,405,974&#9; 0.74  0.60  41.4  2023 53.59 0.44 4.75 5.19 (0.37) – (0.37) 58.41 9.75 (b) 1,085,264&#9; 0.78  0.76  48.2  2022 68.28 0.38 (8.95) (8.57) (0.27) (5.85) (6.12) 53.59 (13.77) (b),(c) 1,037,510&#9; 0.77  0.66  49.5  2021 51.30 0.36 19.57 19.93 (0.43) (2.52) (2.95) 68.28 40.26 (b),(c) 1,288,915&#9; 0.80  0.59  29.9  Institutional shares 2025 83.89 0.49 14.40 14.89 (0.58) (3.79) (4.37) 94.41 18.52 (c) 3,566,464&#9; 0.45  0.57  55.8  2024 60.69 0.67 23.19 23.86 (0.66) – (0.66) 83.89 39.55  3,171,457&#9; 0.45  0.88  41.4  2023 55.67 0.64 4.93 5.57 (0.55) – (0.55) 60.69 10.12  2,351,308&#9; 0.46  1.07  48.2  2022 70.67 0.57 (9.26) (8.69) (0.46) (5.85) (6.31) 55.67 (13.51) (c) 2,022,614&#9; 0.46  0.97  49.5  2021 53.00 0.57 20.22 20.79 (0.60) (2.52) (3.12) 70.67 40.71 (c) 961,957&#9; 0.49 (d) 0.90  29.9  R-3 shares 2025 80.68 0.03 13.82 13.85 (0.24) (3.79) (4.03) 90.50 17.88 (c) 51,979&#9; 0.99  0.03  55.8  2024 58.45 0.24 22.36 22.60 (0.37) – (0.37) 80.68 38.81  41,756&#9; 0.99  0.32  41.4  2023 53.61 0.30 4.77 5.07 (0.23) – (0.23) 58.45 9.51  24,142&#9; 1.01  0.52  48.2  2022 68.37 0.24 (8.98) (8.74) (0.17) (5.85) (6.02) 53.61 (13.98)  19,275&#9; 1.01  0.42  49.5  2021 51.37 0.21 19.62 19.83 (0.31) (2.52) (2.83) 68.37 39.94  20,459&#9; 1.04  0.35  29.9  R-5 shares 2025 82.68 0.29 14.18 14.47 (0.43) (3.79) (4.22) 92.93 18.23  43,314&#9; 0.68  0.35  55.8  2024 59.83 0.50 22.86 23.36 (0.51) – (0.51) 82.68 39.24  35,981&#9; 0.68  0.66  41.4  2023 54.88 0.49 4.87 5.36 (0.41) – (0.41) 59.83 9.85  31,171&#9; 0.70  0.83  48.2  2022 69.77 0.43 (9.17) (8.74) (0.30) (5.85) (6.15) 54.88 (13.72)  27,542&#9; 0.70  0.73  49.5  2021 52.35 0.42 19.98 20.40 (0.46) (2.52) (2.98) 69.77 40.37  33,672&#9; 0.73  0.68  29.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit. 46

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2015 FUND Institutional shares 2025 $8.89&#9; $0.27&#9; $0.53 $0.80 ($0.28)&#9; ($0.31)&#9; ($0.59)&#9; $9.10 9.60% $171,205 0.03% 3.14% 27.3% 2024 7.96&#9; 0.27&#9; 1.05 1.32 (0.25)&#9; (0.14)&#9; (0.39)&#9; 8.89 17.00 198,424 0.02 3.13 30.8 2023 8.28&#9; 0.24&#9; 0.07 0.31 (0.22)&#9; (0.41)&#9; (0.63)&#9; 7.96 3.80 204,780 0.02 2.98 14.5 2022 10.57&#9; 0.29&#9; (1.78)&#9; (1.49)&#9; (0.26)&#9; (0.54)&#9; (0.80)&#9; 8.28 (15.15) 223,930 0.02 3.16 29.2 2021 9.66&#9; 0.20&#9; 1.26 1.46 (0.20)&#9; (0.35)&#9; (0.55)&#9; 10.57 15.48 304,277 0.02 1.91 28.3 R-3 shares 2025 8.59&#9; 0.22&#9; 0.50 0.72 (0.23)&#9; (0.31)&#9; (0.54)&#9; 8.77 8.95 13,511 0.58 2.59 27.3 2024 7.70&#9; 0.21&#9; 1.02 1.23 (0.20)&#9; (0.14)&#9; (0.34)&#9; 8.59 16.35 14,578 0.58 2.57 30.8 2023 8.02&#9; 0.19&#9; 0.07 0.26 (0.17)&#9; (0.41)&#9; (0.58)&#9; 7.70 3.21 16,887 0.58 2.41 14.5 2022 10.25&#9; 0.23&#9; (1.72)&#9; (1.49)&#9; (0.20)&#9; (0.54)&#9; (0.74)&#9; 8.02 (15.57) 19,212 0.58 2.64 29.2 2021 9.38&#9; 0.14&#9; 1.22 1.36 (0.14)&#9; (0.35)&#9; (0.49)&#9; 10.25 14.85 28,808 0.58 1.38 28.3 R-5 shares 2025 8.71&#9; 0.25&#9; 0.51 0.76 (0.26)&#9; (0.31)&#9; (0.57)&#9; 8.90 9.36 19,319 0.27 2.92 27.3 2024 7.80&#9; 0.25&#9; 1.03 1.28 (0.23)&#9; (0.14)&#9; (0.37)&#9; 8.71 16.80 13,193 0.27 2.94 30.8 2023 8.13&#9; 0.22&#9; 0.06 0.28 (0.20)&#9; (0.41)&#9; (0.61)&#9; 7.80 3.44 17,102 0.27 2.74 14.5 2022 10.39&#9; 0.27&#9; (1.76)&#9; (1.49)&#9; (0.23)&#9; (0.54)&#9; (0.77)&#9; 8.13 (15.35) 18,499 0.27 2.97 29.2 2021 9.50&#9; 0.17&#9; 1.24 1.41 (0.17)&#9; (0.35)&#9; (0.52)&#9; 10.39 15.25 26,565 0.27 1.67 28.3 (a) Calculated based on average shares outstanding during the period. 47

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2015 FUND Institutional shares 2025 $8.89 $0.27 $0.53 $0.80 ($0.28) ($0.31) ($0.59) $9.10 9.60% $171,205&#9; 0.03%&#9; 3.14%&#9; 27.3% 2024 7.96 0.27 1.05 1.32 (0.25) (0.14) (0.39) 8.89 17.00  198,424&#9; 0.02  3.13  30.8  2023 8.28 0.24 0.07 0.31 (0.22) (0.41) (0.63) 7.96 3.80  204,780&#9; 0.02  2.98  14.5  2022 10.57 0.29 (1.78) (1.49) (0.26) (0.54) (0.80) 8.28 (15.15)  223,930&#9; 0.02  3.16  29.2  2021 9.66 0.20 1.26 1.46 (0.20) (0.35) (0.55) 10.57 15.48  304,277&#9; 0.02  1.91  28.3  R-3 shares 2025 8.59 0.22 0.50 0.72 (0.23) (0.31) (0.54) 8.77 8.95  13,511&#9; 0.58  2.59  27.3  2024 7.70 0.21 1.02 1.23 (0.20) (0.14) (0.34) 8.59 16.35  14,578&#9; 0.58  2.57  30.8  2023 8.02 0.19 0.07 0.26 (0.17) (0.41) (0.58) 7.70 3.21  16,887&#9; 0.58  2.41  14.5  2022 10.25 0.23 (1.72) (1.49) (0.20) (0.54) (0.74) 8.02 (15.57)  19,212&#9; 0.58  2.64  29.2  2021 9.38 0.14 1.22 1.36 (0.14) (0.35) (0.49) 10.25 14.85  28,808&#9; 0.58  1.38  28.3  R-5 shares 2025 8.71 0.25 0.51 0.76 (0.26) (0.31) (0.57) 8.90 9.36  19,319&#9; 0.27  2.92  27.3  2024 7.80 0.25 1.03 1.28 (0.23) (0.14) (0.37) 8.71 16.80  13,193&#9; 0.27  2.94  30.8  2023 8.13 0.22 0.06 0.28 (0.20) (0.41) (0.61) 7.80 3.44  17,102&#9; 0.27  2.74  14.5  2022 10.39 0.27 (1.76) (1.49) (0.23) (0.54) (0.77) 8.13 (15.35)  18,499&#9; 0.27  2.97  29.2  2021 9.50 0.17 1.24 1.41 (0.17) (0.35) (0.52) 10.39 15.25  26,565&#9; 0.27  1.67  28.3  (a) Calculated based on average shares outstanding during the period. 48

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2020 FUND Class A shares 2025 $13.00&#9; $0.33&#9; $0.88 $1.21 ($0.33)&#9; ($0.53)&#9; ($0.86)&#9; $13.35 9.98%(b) $82,201 0.33% –% 2.63% 25.6% 2024 11.52&#9; 0.33&#9; 1.72 2.05 (0.30)&#9; (0.27)&#9; (0.57)&#9; 13.00 18.15 (b) 86,973 0.33 – 2.64 27.4 2023 12.14&#9; 0.29&#9; 0.14 0.43 (0.25)&#9; (0.80)&#9; (1.05)&#9; 11.52 3.73 (b) 81,249 0.38 – 2.44 9.8 2022 15.80&#9; 0.38&#9; (2.74)&#9; (2.36)&#9; (0.33)&#9; (0.97)&#9; (1.30)&#9; 12.14 (16.17) (b) 88,607 0.36 (c) – 2.84 25.2 2021 14.07&#9; 0.23&#9; 2.30 2.53 (0.23)&#9; (0.57)&#9; (0.80)&#9; 15.80 18.52 (b) 112,642 0.35 (c) – 1.50 19.6 Class J shares 2025 12.78&#9; 0.35&#9; 0.85 1.20 (0.35)&#9; (0.53)&#9; (0.88)&#9; 13.10 10.12 (b) 649,774 0.17 (d) 0.17 (e) 2.79 25.6 2024 11.33&#9; 0.35&#9; 1.70 2.05 (0.33)&#9; (0.27)&#9; (0.60)&#9; 12.78 18.47 (b) 669,174 0.15 (d) 0.17 (e) 2.82 27.4 2023 11.96&#9; 0.31&#9; 0.14 0.45 (0.28)&#9; (0.80)&#9; (1.08)&#9; 11.33 3.91 (b) 640,253 0.16 (d) 0.18 (e) 2.64 9.8 2022 15.59&#9; 0.41&#9; (2.72)&#9; (2.31)&#9; (0.35)&#9; (0.97)&#9; (1.32)&#9; 11.96 (16.05) (b) 679,727 0.17 (d) 0.19 (e) 3.06 25.2 2021 13.89&#9; 0.25&#9; 2.28 2.53 (0.26)&#9; (0.57)&#9; (0.83)&#9; 15.59 18.69 (b),(f) 910,454 0.18 (d) 0.20 (e) 1.68 19.6 Institutional shares 2025 12.89&#9; 0.38&#9; 0.86 1.24 (0.37)&#9; (0.53)&#9; (0.90)&#9; 13.23 10.36 1,143,548 0.01 – 2.99 25.6 2024 11.43&#9; 0.37&#9; 1.71 2.08 (0.35)&#9; (0.27)&#9; (0.62)&#9; 12.89 18.57 1,401,110 0.01 – 2.98 27.4 2023 12.06&#9; 0.33&#9; 0.14 0.47 (0.30)&#9; (0.80)&#9; (1.10)&#9; 11.43 4.07 1,427,262 0.01 – 2.82 9.8 2022 15.70&#9; 0.44&#9; (2.73)&#9; (2.29)&#9; (0.38)&#9; (0.97)&#9; (1.35)&#9; 12.06 (15.85) 1,640,911 0.01 – 3.25 25.2 2021 13.99&#9; 0.28&#9; 2.28 2.56 (0.28)&#9; (0.57)&#9; (0.85)&#9; 15.70 18.87 2,424,308 0.01 – 1.86 19.6 R-3 shares 2025 12.70&#9; 0.30&#9; 0.86 1.16 (0.31)&#9; (0.53)&#9; (0.84)&#9; 13.02 9.76 61,765 0.57 – 2.43 25.6 2024 11.27&#9; 0.30&#9; 1.68 1.98 (0.28)&#9; (0.27)&#9; (0.55)&#9; 12.70 17.86 60,266 0.57 – 2.41 27.4 2023 11.89&#9; 0.26&#9; 0.14 0.40 (0.22)&#9; (0.80)&#9; (1.02)&#9; 11.27 3.51 62,249 0.57 – 2.26 9.8 2022 15.49&#9; 0.36&#9; (2.70)&#9; (2.34)&#9; (0.29)&#9; (0.97)&#9; (1.26)&#9; 11.89 (16.37) (f) 77,582 0.57 – 2.69 25.2 2021 13.82&#9; 0.19&#9; 2.25 2.44 (0.20)&#9; (0.57)&#9; (0.77)&#9; 15.49 18.24 (f) 112,088 0.57 – 1.30 19.6 R-5 shares 2025 12.79&#9; 0.34&#9; 0.86 1.20 (0.34)&#9; (0.53)&#9; (0.87)&#9; 13.12 10.10 79,695 0.26 – 2.75 25.6 2024 11.35&#9; 0.34&#9; 1.68 2.02 (0.31)&#9; (0.27)&#9; (0.58)&#9; 12.79 18.20 74,174 0.26 – 2.76 27.4 2023 11.97&#9; 0.31&#9; 0.13 0.44 (0.26)&#9; (0.80)&#9; (1.06)&#9; 11.35 3.88 85,830 0.26 – 2.60 9.8 2022 15.60&#9; 0.40&#9; (2.72)&#9; (2.32)&#9; (0.34)&#9; (0.97)&#9; (1.31)&#9; 11.97 (16.13) 103,555 0.26 – 3.02 25.2 2021 13.90&#9; 0.24&#9; 2.28 2.52 (0.25)&#9; (0.57)&#9; (0.82)&#9; 15.60 18.62 154,635 0.26 – 1.63 19.6 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 49

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2020 FUND Class A shares 2025 $13.00 $0.33 $0.88 $1.21 ($0.33) ($0.53) ($0.86) $13.35 9.98%(b) $82,201&#9; 0.33% –% 2.63%&#9; 25.6% 2024 11.52 0.33 1.72 2.05 (0.30) (0.27) (0.57) 13.00 18.15 (b) 86,973&#9; 0.33  –  2.64  27.4  2023 12.14 0.29 0.14 0.43 (0.25) (0.80) (1.05) 11.52 3.73 (b) 81,249&#9; 0.38  –  2.44  9.8  2022 15.80 0.38 (2.74) (2.36) (0.33) (0.97) (1.30) 12.14 (16.17) (b) 88,607&#9; 0.36 (c) –  2.84  25.2  2021 14.07 0.23 2.30 2.53 (0.23) (0.57) (0.80) 15.80 18.52 (b) 112,642&#9; 0.35 (c) –  1.50  19.6  Class J shares 2025 12.78 0.35 0.85 1.20 (0.35) (0.53) (0.88) 13.10 10.12 (b) 649,774&#9; 0.17 (d) 0.17 (e) 2.79  25.6  2024 11.33 0.35 1.70 2.05 (0.33) (0.27) (0.60) 12.78 18.47 (b) 669,174&#9; 0.15 (d) 0.17 (e) 2.82  27.4  2023 11.96 0.31 0.14 0.45 (0.28) (0.80) (1.08) 11.33 3.91 (b) 640,253&#9; 0.16 (d) 0.18 (e) 2.64  9.8  2022 15.59 0.41 (2.72) (2.31) (0.35) (0.97) (1.32) 11.96 (16.05) (b) 679,727&#9; 0.17 (d) 0.19 (e) 3.06  25.2  2021 13.89 0.25 2.28 2.53 (0.26) (0.57) (0.83) 15.59 18.69 (b),(f) 910,454&#9; 0.18 (d) 0.20 (e) 1.68  19.6  Institutional shares 2025 12.89 0.38 0.86 1.24 (0.37) (0.53) (0.90) 13.23 10.36  1,143,548&#9; 0.01  –  2.99  25.6  2024 11.43 0.37 1.71 2.08 (0.35) (0.27) (0.62) 12.89 18.57  1,401,110&#9; 0.01  –  2.98  27.4  2023 12.06 0.33 0.14 0.47 (0.30) (0.80) (1.10) 11.43 4.07  1,427,262&#9; 0.01  –  2.82  9.8  2022 15.70 0.44 (2.73) (2.29) (0.38) (0.97) (1.35) 12.06 (15.85)  1,640,911&#9; 0.01  –  3.25  25.2  2021 13.99 0.28 2.28 2.56 (0.28) (0.57) (0.85) 15.70 18.87  2,424,308&#9; 0.01  –  1.86  19.6  R-3 shares 2025 12.70 0.30 0.86 1.16 (0.31) (0.53) (0.84) 13.02 9.76  61,765&#9; 0.57  –  2.43  25.6  2024 11.27 0.30 1.68 1.98 (0.28) (0.27) (0.55) 12.70 17.86  60,266&#9; 0.57  –  2.41  27.4  2023 11.89 0.26 0.14 0.40 (0.22) (0.80) (1.02) 11.27 3.51  62,249&#9; 0.57  –  2.26  9.8  2022 15.49 0.36 (2.70) (2.34) (0.29) (0.97) (1.26) 11.89 (16.37) (f) 77,582&#9; 0.57  –  2.69  25.2  2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49 18.24 (f) 112,088&#9; 0.57  –  1.30  19.6  R-5 shares 2025 12.79 0.34 0.86 1.20 (0.34) (0.53) (0.87) 13.12 10.10  79,695&#9; 0.26  –  2.75  25.6  2024 11.35 0.34 1.68 2.02 (0.31) (0.27) (0.58) 12.79 18.20  74,174&#9; 0.26  –  2.76  27.4  2023 11.97 0.31 0.13 0.44 (0.26) (0.80) (1.06) 11.35 3.88  85,830&#9; 0.26  –  2.60  9.8  2022 15.60 0.40 (2.72) (2.32) (0.34) (0.97) (1.31) 11.97 (16.13)  103,555&#9; 0.26  –  3.02  25.2  2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60 18.62  154,635&#9; 0.26  –  1.63  19.6  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 50

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2025 FUND Institutional shares 2025 $11.67&#9; $0.32&#9; $0.90 $1.22 ($0.31)&#9; ($0.38)&#9; ($0.69)&#9; $12.20 11.12% $1,198,282 0.01% 2.80% 30.0% 2024 10.13&#9; 0.31&#9; 1.69 2.00 (0.28)&#9; (0.18)&#9; (0.46)&#9; 11.67 20.13 1,357,468 0.01 2.78 32.4 2023 10.47&#9; 0.27&#9; 0.18 0.45 (0.24)&#9; (0.55)&#9; (0.79)&#9; 10.13 4.49 1,267,266 0.01 2.60 14.4 2022 13.55&#9; 0.37&#9; (2.48)&#9; (2.11)&#9; (0.33)&#9; (0.64)&#9; (0.97)&#9; 10.47 (16.71) 1,283,002 0.01 3.21 22.6 2021 11.64&#9; 0.23&#9; 2.33 2.56 (0.23)&#9; (0.42)&#9; (0.65)&#9; 13.55 22.55 1,534,067 0.01 1.76 24.0 R-3 shares 2025 11.31&#9; 0.25&#9; 0.88 1.13 (0.25)&#9; (0.38)&#9; (0.63)&#9; 11.81 10.57 90,789 0.57 2.21 30.0 2024 9.83&#9; 0.24&#9; 1.65 1.89 (0.23)&#9; (0.18)&#9; (0.41)&#9; 11.31 19.46 91,488 0.57 2.23 32.4 2023 10.18&#9; 0.21&#9; 0.17 0.38 (0.18)&#9; (0.55)&#9; (0.73)&#9; 9.83 3.83 86,339 0.58 2.07 14.4 2022 13.20&#9; 0.31&#9; (2.43)&#9; (2.12)&#9; (0.26)&#9; (0.64)&#9; (0.90)&#9; 10.18 (17.18) 98,077 0.57 2.73 22.6 2021 11.35&#9; 0.16&#9; 2.27 2.43 (0.16)&#9; (0.42)&#9; (0.58)&#9; 13.20 21.95 132,449 0.57 1.23 24.0 R-5 shares 2025 11.54&#9; 0.29&#9; 0.90 1.19 (0.29)&#9; (0.38)&#9; (0.67)&#9; 12.06 10.92 92,061 0.26 2.56 30.0 2024 10.02&#9; 0.28&#9; 1.68 1.96 (0.26)&#9; (0.18)&#9; (0.44)&#9; 11.54 19.84 73,269 0.26 2.58 32.4 2023 10.36&#9; 0.25&#9; 0.17 0.42 (0.21)&#9; (0.55)&#9; (0.76)&#9; 10.02 4.25 81,215 0.27 2.40 14.4 2022 13.42&#9; 0.36&#9; (2.48)&#9; (2.12)&#9; (0.30)&#9; (0.64)&#9; (0.94)&#9; 10.36 (16.95) 89,987 0.26 3.09 22.6 2021 11.54&#9; 0.20&#9; 2.30 2.50 (0.20)&#9; (0.42)&#9; (0.62)&#9; 13.42 22.20 123,237 0.26 1.54 24.0 (a) Calculated based on average shares outstanding during the period. 51

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2025 FUND Institutional shares 2025 $11.67 $0.32 $0.90 $1.22 ($0.31) ($0.38) ($0.69) $12.20 11.12% $1,198,282&#9; 0.01%&#9; 2.80%&#9; 30.0% 2024 10.13 0.31 1.69 2.00 (0.28) (0.18) (0.46) 11.67 20.13  1,357,468&#9; 0.01  2.78  32.4  2023 10.47 0.27 0.18 0.45 (0.24) (0.55) (0.79) 10.13 4.49  1,267,266&#9; 0.01  2.60  14.4  2022 13.55 0.37 (2.48) (2.11) (0.33) (0.64) (0.97) 10.47 (16.71)  1,283,002&#9; 0.01  3.21  22.6  2021 11.64 0.23 2.33 2.56 (0.23) (0.42) (0.65) 13.55 22.55  1,534,067&#9; 0.01  1.76  24.0  R-3 shares 2025 11.31 0.25 0.88 1.13 (0.25) (0.38) (0.63) 11.81 10.57  90,789&#9; 0.57  2.21  30.0  2024 9.83 0.24 1.65 1.89 (0.23) (0.18) (0.41) 11.31 19.46  91,488&#9; 0.57  2.23  32.4  2023 10.18 0.21 0.17 0.38 (0.18) (0.55) (0.73) 9.83 3.83  86,339&#9; 0.58  2.07  14.4  2022 13.20 0.31 (2.43) (2.12) (0.26) (0.64) (0.90) 10.18 (17.18)  98,077&#9; 0.57  2.73  22.6  2021 11.35 0.16 2.27 2.43 (0.16) (0.42) (0.58) 13.20 21.95  132,449&#9; 0.57  1.23  24.0  R-5 shares 2025 11.54 0.29 0.90 1.19 (0.29) (0.38) (0.67) 12.06 10.92  92,061&#9; 0.26  2.56  30.0  2024 10.02 0.28 1.68 1.96 (0.26) (0.18) (0.44) 11.54 19.84  73,269&#9; 0.26  2.58  32.4  2023 10.36 0.25 0.17 0.42 (0.21) (0.55) (0.76) 10.02 4.25  81,215&#9; 0.27  2.40  14.4  2022 13.42 0.36 (2.48) (2.12) (0.30) (0.64) (0.94) 10.36 (16.95)  89,987&#9; 0.26  3.09  22.6  2021 11.54 0.20 2.30 2.50 (0.20) (0.42) (0.62) 13.42 22.20  123,237&#9; 0.26  1.54  24.0  (a) Calculated based on average shares outstanding during the period. 52

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2030 FUND Class A shares 2025 $14.71&#9; $0.32&#9; $1.32 $1.64 ($0.32)&#9; ($0.48)&#9; ($0.80)&#9; $15.55 11.81%(b) $141,118 0.32% –% 2.20% 32.1% 2024 12.50&#9; 0.31&#9; 2.43 2.74 (0.28)&#9; (0.25)&#9; (0.53)&#9; 14.71 22.27 (b) 139,779 0.33 – 2.20 38.7 2023 13.12&#9; 0.24&#9; 0.32 0.56 (0.20)&#9; (0.98)&#9; (1.18)&#9; 12.50 4.42 (b) 121,782 0.38 (c) – 1.84 11.2 2022 17.49&#9; 0.42&#9; (3.42)&#9; (3.00)&#9; (0.35)&#9; (1.02)&#9; (1.37)&#9; 13.12 (18.48) (b) 129,354 0.37 (c) – 2.83 31.1 2021 14.76&#9; 0.22&#9; 3.45 3.67 (0.22)&#9; (0.72)&#9; (0.94)&#9; 17.49 25.68 (b) 168,435 0.36 (c) – 1.34 24.0 Class J shares 2025 14.60&#9; 0.34&#9; 1.32 1.66 (0.35)&#9; (0.48)&#9; (0.83)&#9; 15.43 12.03 (b) 1,127,744 0.17 (d) 0.17 (e) 2.36 32.1 2024 12.41&#9; 0.33&#9; 2.42 2.75 (0.31)&#9; (0.25)&#9; (0.56)&#9; 14.60 22.52 (b) 1,133,064 0.16 (d) 0.17 (e) 2.39 38.7 2023 13.04&#9; 0.26&#9; 0.32 0.58 (0.23)&#9; (0.98)&#9; (1.21)&#9; 12.41 4.59 (b) 1,019,722 0.17 (d) 0.19 (e) 2.05 11.2 2022 17.39&#9; 0.44&#9; (3.39)&#9; (2.95)&#9; (0.38)&#9; (1.02)&#9; (1.40)&#9; 13.04 (18.33) (b) 1,041,206 0.18 (d) 0.20 (e) 3.02 31.1 2021 14.67&#9; 0.26&#9; 3.43 3.69 (0.25)&#9; (0.72)&#9; (0.97)&#9; 17.39 26.00 (b) 1,388,404 0.18 (d) 0.20 (e) 1.56 24.0 Institutional shares 2025 14.68&#9; 0.37&#9; 1.32 1.69 (0.37)&#9; (0.48)&#9; (0.85)&#9; 15.52 12.21 3,610,149 0.01 – 2.54 32.1 2024 12.48&#9; 0.36&#9; 2.42 2.78 (0.33)&#9; (0.25)&#9; (0.58)&#9; 14.68 22.67 3,850,068 0.01 – 2.53 38.7 2023 13.10&#9; 0.29&#9; 0.32 0.61 (0.25)&#9; (0.98)&#9; (1.23)&#9; 12.48 4.84 3,387,912 0.01 – 2.21 11.2 2022 17.47&#9; 0.46&#9; (3.40)&#9; (2.94)&#9; (0.41)&#9; (1.02)&#9; (1.43)&#9; 13.10 (18.22) 3,437,305 0.01 – 3.15 31.1 2021 14.73&#9; 0.28&#9; 3.45 3.73 (0.27)&#9; (0.72)&#9; (0.99)&#9; 17.47 26.21 4,530,236 0.01 – 1.71 24.0 R-3 shares 2025 14.55&#9; 0.29&#9; 1.30 1.59 (0.29)&#9; (0.48)&#9; (0.77)&#9; 15.37 11.59 145,283 0.57 – 1.99 32.1 2024 12.37&#9; 0.28&#9; 2.41 2.69 (0.26)&#9; (0.25)&#9; (0.51)&#9; 14.55 22.04 133,904 0.57 – 1.98 38.7 2023 12.99&#9; 0.21&#9; 0.32 0.53 (0.17)&#9; (0.98)&#9; (1.15)&#9; 12.37 4.20 123,110 0.57 – 1.64 11.2 2022 17.33&#9; 0.39&#9; (3.39)&#9; (3.00)&#9; (0.32)&#9; (1.02)&#9; (1.34)&#9; 12.99 (18.66) 125,371 0.57 – 2.65 31.1 2021 14.63&#9; 0.19&#9; 3.42 3.61 (0.19)&#9; (0.72)&#9; (0.91)&#9; 17.33 25.46 176,532 0.57 – 1.14 24.0 R-5 shares 2025 14.64&#9; 0.34&#9; 1.31 1.65 (0.34)&#9; (0.48)&#9; (0.82)&#9; 15.47 11.93 188,240 0.26 – 2.32 32.1 2024 12.44&#9; 0.33&#9; 2.41 2.74 (0.29)&#9; (0.25)&#9; (0.54)&#9; 14.64 22.42 157,441 0.26 – 2.34 38.7 2023 13.07&#9; 0.26&#9; 0.31 0.57 (0.22)&#9; (0.98)&#9; (1.20)&#9; 12.44 4.49 167,033 0.26 – 1.99 11.2 2022 17.43&#9; 0.43&#9; (3.40)&#9; (2.97)&#9; (0.37)&#9; (1.02)&#9; (1.39)&#9; 13.07 (18.42) 184,436 0.26 – 2.94 31.1 2021 14.70&#9; 0.25&#9; 3.44 3.69 (0.24)&#9; (0.72)&#9; (0.96)&#9; 17.43 25.88 242,659 0.26 – 1.49 24.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 53

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2030 FUND Class A shares 2025 $14.71 $0.32 $1.32 $1.64 ($0.32) ($0.48) ($0.80) $15.55 11.81%(b) $141,118&#9; 0.32% –% 2.20%&#9; 32.1% 2024 12.50 0.31 2.43 2.74 (0.28) (0.25) (0.53) 14.71 22.27 (b) 139,779&#9; 0.33  –  2.20  38.7  2023 13.12 0.24 0.32 0.56 (0.20) (0.98) (1.18) 12.50 4.42 (b) 121,782&#9; 0.38 (c) –  1.84  11.2  2022 17.49 0.42 (3.42) (3.00) (0.35) (1.02) (1.37) 13.12 (18.48) (b) 129,354&#9; 0.37 (c) –  2.83  31.1  2021 14.76 0.22 3.45 3.67 (0.22) (0.72) (0.94) 17.49 25.68 (b) 168,435&#9; 0.36 (c) –  1.34  24.0  Class J shares 2025 14.60 0.34 1.32 1.66 (0.35) (0.48) (0.83) 15.43 12.03 (b) 1,127,744&#9; 0.17 (d) 0.17 (e) 2.36  32.1  2024 12.41 0.33 2.42 2.75 (0.31) (0.25) (0.56) 14.60 22.52 (b) 1,133,064&#9; 0.16 (d) 0.17 (e) 2.39  38.7  2023 13.04 0.26 0.32 0.58 (0.23) (0.98) (1.21) 12.41 4.59 (b) 1,019,722&#9; 0.17 (d) 0.19 (e) 2.05  11.2  2022 17.39 0.44 (3.39) (2.95) (0.38) (1.02) (1.40) 13.04 (18.33) (b) 1,041,206&#9; 0.18 (d) 0.20 (e) 3.02  31.1  2021 14.67 0.26 3.43 3.69 (0.25) (0.72) (0.97) 17.39 26.00 (b) 1,388,404&#9; 0.18 (d) 0.20 (e) 1.56  24.0  Institutional shares 2025 14.68 0.37 1.32 1.69 (0.37) (0.48) (0.85) 15.52 12.21  3,610,149&#9; 0.01  –  2.54  32.1  2024 12.48 0.36 2.42 2.78 (0.33) (0.25) (0.58) 14.68 22.67  3,850,068&#9; 0.01  –  2.53  38.7  2023 13.10 0.29 0.32 0.61 (0.25) (0.98) (1.23) 12.48 4.84  3,387,912&#9; 0.01  –  2.21  11.2  2022 17.47 0.46 (3.40) (2.94) (0.41) (1.02) (1.43) 13.10 (18.22)  3,437,305&#9; 0.01  –  3.15  31.1  2021 14.73 0.28 3.45 3.73 (0.27) (0.72) (0.99) 17.47 26.21  4,530,236&#9; 0.01  –  1.71  24.0  R-3 shares 2025 14.55 0.29 1.30 1.59 (0.29) (0.48) (0.77) 15.37 11.59  145,283&#9; 0.57  –  1.99  32.1  2024 12.37 0.28 2.41 2.69 (0.26) (0.25) (0.51) 14.55 22.04  133,904&#9; 0.57  –  1.98  38.7  2023 12.99 0.21 0.32 0.53 (0.17) (0.98) (1.15) 12.37 4.20  123,110&#9; 0.57  –  1.64  11.2  2022 17.33 0.39 (3.39) (3.00) (0.32) (1.02) (1.34) 12.99 (18.66)  125,371&#9; 0.57  –  2.65  31.1  2021 14.63 0.19 3.42 3.61 (0.19) (0.72) (0.91) 17.33 25.46  176,532&#9; 0.57  –  1.14  24.0  R-5 shares 2025 14.64 0.34 1.31 1.65 (0.34) (0.48) (0.82) 15.47 11.93  188,240&#9; 0.26  –  2.32  32.1  2024 12.44 0.33 2.41 2.74 (0.29) (0.25) (0.54) 14.64 22.42  157,441&#9; 0.26  –  2.34  38.7  2023 13.07 0.26 0.31 0.57 (0.22) (0.98) (1.20) 12.44 4.49  167,033&#9; 0.26  –  1.99  11.2  2022 17.43 0.43 (3.40) (2.97) (0.37) (1.02) (1.39) 13.07 (18.42)  184,436&#9; 0.26  –  2.94  31.1  2021 14.70 0.25 3.44 3.69 (0.24) (0.72) (0.96) 17.43 25.88  242,659&#9; 0.26  –  1.49  24.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 54

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2035 FUND Institutional shares 2025 $13.41&#9; $0.31&#9; $1.35 $1.66 ($0.29)&#9; ($0.45)&#9; ($0.74)&#9; $14.33 13.16% $1,802,566 0.01% 2.33% 37.2% 2024 11.22&#9; 0.30&#9; 2.40 2.70 (0.27)&#9; (0.24)&#9; (0.51)&#9; 13.41 24.53 1,765,103 0.01 2.36 36.5 2023 11.43&#9; 0.23&#9; 0.37 0.60 (0.19)&#9; (0.62)&#9; (0.81)&#9; 11.22 5.54 1,439,309 0.01 1.97 12.3 2022 15.10&#9; 0.41&#9; (3.07)&#9; (2.66)&#9; (0.40)&#9; (0.61)&#9; (1.01)&#9; 11.43 (18.85) 1,301,768 0.01 3.19 19.6 2021 12.34&#9; 0.24&#9; 3.24 3.48 (0.23)&#9; (0.49)&#9; (0.72)&#9; 15.10 28.95 1,468,727 0.01 1.66 19.5 R-3 shares 2025 13.06&#9; 0.23&#9; 1.32 1.55 (0.22)&#9; (0.45)&#9; (0.67)&#9; 13.94 12.56 101,596 0.57 1.76 37.2 2024 10.95&#9; 0.23&#9; 2.32 2.55 (0.20)&#9; (0.24)&#9; (0.44)&#9; 13.06 23.73 97,523 0.57 1.82 36.5 2023 11.17&#9; 0.16&#9; 0.37 0.53 (0.13)&#9; (0.62)&#9; (0.75)&#9; 10.95 4.94 86,441 0.58 1.42 12.3 2022 14.78&#9; 0.34&#9; (3.02)&#9; (2.68)&#9; (0.32)&#9; (0.61)&#9; (0.93)&#9; 11.17 (19.30) 85,620 0.57 2.75 19.6 2021 12.09&#9; 0.15&#9; 3.19 3.34 (0.16)&#9; (0.49)&#9; (0.65)&#9; 14.78 28.31 110,352 0.57 1.11 19.5 R-5 shares 2025 13.29&#9; 0.27&#9; 1.34 1.61 (0.27)&#9; (0.45)&#9; (0.72)&#9; 14.18 12.82 127,839 0.26 2.07 37.2 2024 11.13&#9; 0.27&#9; 2.37 2.64 (0.24)&#9; (0.24)&#9; (0.48)&#9; 13.29 24.16 80,745 0.26 2.17 36.5 2023 11.34&#9; 0.20&#9; 0.37 0.57 (0.16)&#9; (0.62)&#9; (0.78)&#9; 11.13 5.30 83,168 0.27 1.77 12.3 2022 14.99&#9; 0.40&#9; (3.08)&#9; (2.68)&#9; (0.36)&#9; (0.61)&#9; (0.97)&#9; 11.34 (19.06) 86,155 0.26 3.14 19.6 2021 12.26&#9; 0.21&#9; 3.21 3.42 (0.20)&#9; (0.49)&#9; (0.69)&#9; 14.99 28.61 113,877 0.26 1.45 19.5 (a) Calculated based on average shares outstanding during the period. 55

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2035 FUND Institutional shares 2025 $13.41 $0.31 $1.35 $1.66 ($0.29) ($0.45) ($0.74) $14.33 13.16% $1,802,566&#9; 0.01%&#9; 2.33%&#9; 37.2% 2024 11.22 0.30 2.40 2.70 (0.27) (0.24) (0.51) 13.41 24.53  1,765,103&#9; 0.01  2.36  36.5  2023 11.43 0.23 0.37 0.60 (0.19) (0.62) (0.81) 11.22 5.54  1,439,309&#9; 0.01  1.97  12.3  2022 15.10 0.41 (3.07) (2.66) (0.40) (0.61) (1.01) 11.43 (18.85)  1,301,768&#9; 0.01  3.19  19.6  2021 12.34 0.24 3.24 3.48 (0.23) (0.49) (0.72) 15.10 28.95  1,468,727&#9; 0.01  1.66  19.5  R-3 shares 2025 13.06 0.23 1.32 1.55 (0.22) (0.45) (0.67) 13.94 12.56  101,596&#9; 0.57  1.76  37.2  2024 10.95 0.23 2.32 2.55 (0.20) (0.24) (0.44) 13.06 23.73  97,523&#9; 0.57  1.82  36.5  2023 11.17 0.16 0.37 0.53 (0.13) (0.62) (0.75) 10.95 4.94  86,441&#9; 0.58  1.42  12.3  2022 14.78 0.34 (3.02) (2.68) (0.32) (0.61) (0.93) 11.17 (19.30)  85,620&#9; 0.57  2.75  19.6  2021 12.09 0.15 3.19 3.34 (0.16) (0.49) (0.65) 14.78 28.31  110,352&#9; 0.57  1.11  19.5  R-5 shares 2025 13.29 0.27 1.34 1.61 (0.27) (0.45) (0.72) 14.18 12.82  127,839&#9; 0.26  2.07  37.2  2024 11.13 0.27 2.37 2.64 (0.24) (0.24) (0.48) 13.29 24.16  80,745&#9; 0.26  2.17  36.5  2023 11.34 0.20 0.37 0.57 (0.16) (0.62) (0.78) 11.13 5.30  83,168&#9; 0.27  1.77  12.3  2022 14.99 0.40 (3.08) (2.68) (0.36) (0.61) (0.97) 11.34 (19.06)  86,155&#9; 0.26  3.14  19.6  2021 12.26 0.21 3.21 3.42 (0.20) (0.49) (0.69) 14.99 28.61  113,877&#9; 0.26  1.45  19.5  (a) Calculated based on average shares outstanding during the period. 56

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2040 FUND Class A shares 2025 $16.41&#9; $0.27&#9; $1.89 $2.16 ($0.26)&#9; ($0.81)&#9; ($1.07)&#9; $17.50 14.15%(b) $134,166 0.34%(c) –% 1.65% 38.9% 2024 13.54&#9; 0.27&#9; 3.22 3.49 (0.25)&#9; (0.37)&#9; (0.62)&#9; 16.41 26.30 (b) 121,589 0.35 (c) – 1.74 34.8 2023 13.86&#9; 0.19&#9; 0.59 0.78 (0.16)&#9; (0.94)&#9; (1.10)&#9; 13.54 5.96 (b) 99,851 0.38 (c) – 1.34 12.4 2022 18.81&#9; 0.46&#9; (3.88)&#9; (3.42)&#9; (0.46)&#9; (1.07)&#9; (1.53)&#9; 13.86 (19.68) (b) 101,428 0.38 (c) – 2.94 23.8 2021 15.20&#9; 0.22&#9; 4.35 4.57 (0.23)&#9; (0.73)&#9; (0.96)&#9; 18.81 31.00 (b) 126,454 0.38 (c) – 1.24 20.0 Class J shares 2025 16.69&#9; 0.30&#9; 1.92 2.22 (0.29)&#9; (0.81)&#9; (1.10)&#9; 17.81 14.28 (b) 929,280 0.18 (d) 0.18 (e) 1.83 38.9 2024 13.76&#9; 0.30&#9; 3.28 3.58 (0.28)&#9; (0.37)&#9; (0.65)&#9; 16.69 26.56 (b) 875,149 0.17 (d) 0.18 (e) 1.93 34.8 2023 14.07&#9; 0.22&#9; 0.60 0.82 (0.19)&#9; (0.94)&#9; (1.13)&#9; 13.76 6.15 (b) 733,117 0.18 (d) 0.20 (e) 1.53 12.4 2022 19.07&#9; 0.50&#9; (3.94)&#9; (3.44)&#9; (0.49)&#9; (1.07)&#9; (1.56)&#9; 14.07 (19.53) (b) 724,982 0.18 (d) 0.20 (e) 3.17 23.8 2021 15.39&#9; 0.26&#9; 4.41 4.67 (0.26)&#9; (0.73)&#9; (0.99)&#9; 19.07 31.30 (b) 948,713 0.18 (d) 0.21 (e) 1.44 20.0 Institutional shares 2025 16.92&#9; 0.34&#9; 1.95 2.29 (0.32)&#9; (0.81)&#9; (1.13)&#9; 18.08 14.50 3,388,019 0.01 – 2.01 38.9 2024 13.95&#9; 0.33&#9; 3.31 3.64 (0.30)&#9; (0.37)&#9; (0.67)&#9; 16.92 26.68 3,432,790 0.01 – 2.08 34.8 2023 14.24&#9; 0.24&#9; 0.62 0.86 (0.21)&#9; (0.94)&#9; (1.15)&#9; 13.95 6.42 2,798,971 0.01 – 1.70 12.4 2022 19.29&#9; 0.53&#9; (3.99)&#9; (3.46)&#9; (0.52)&#9; (1.07)&#9; (1.59)&#9; 14.24 (19.43) 2,684,679 0.01 – 3.30 23.8 2021 15.55&#9; 0.29&#9; 4.46 4.75 (0.28)&#9; (0.73)&#9; (1.01)&#9; 19.29 31.56 3,429,237 0.01 – 1.61 20.0 R-3 shares 2025 16.53&#9; 0.24&#9; 1.91 2.15 (0.24)&#9; (0.81)&#9; (1.05)&#9; 17.63 13.89 127,899 0.57 – 1.48 38.9 2024 13.65&#9; 0.24&#9; 3.23 3.47 (0.22)&#9; (0.37)&#9; (0.59)&#9; 16.53 25.95 120,638 0.57 – 1.52 34.8 2023 13.95&#9; 0.16&#9; 0.61 0.77 (0.13)&#9; (0.94)&#9; (1.07)&#9; 13.65 5.83 99,443 0.57 – 1.13 12.4 2022 18.93&#9; 0.44&#9; (3.93)&#9; (3.49)&#9; (0.42)&#9; (1.07)&#9; (1.49)&#9; 13.95 (19.88) 96,348 0.57 – 2.81 23.8 2021 15.29&#9; 0.18&#9; 4.39 4.57 (0.20)&#9; (0.73)&#9; (0.93)&#9; 18.93 30.81 129,032 0.57 – 1.02 20.0 R-5 shares 2025 16.78&#9; 0.30&#9; 1.92 2.22 (0.28)&#9; (0.81)&#9; (1.09)&#9; 17.91 14.21 178,469 0.26 – 1.83 38.9 2024 13.83&#9; 0.30&#9; 3.28 3.58 (0.26)&#9; (0.37)&#9; (0.63)&#9; 16.78 26.45 146,695 0.26 – 1.87 34.8 2023 14.13&#9; 0.21&#9; 0.61 0.82 (0.18)&#9; (0.94)&#9; (1.12)&#9; 13.83 6.12 142,339 0.26 – 1.49 12.4 2022 19.15&#9; 0.49&#9; (3.97)&#9; (3.48)&#9; (0.47)&#9; (1.07)&#9; (1.54)&#9; 14.13 (19.62) 147,107 0.26 – 3.08 23.8 2021 15.45&#9; 0.25&#9; 4.42 4.67 (0.24)&#9; (0.73)&#9; (0.97)&#9; 19.15 31.19 187,926 0.26 – 1.39 20.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 57

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2040 FUND Class A shares 2025 $16.41 $0.27 $1.89 $2.16 ($0.26) ($0.81) ($1.07) $17.50 14.15%(b) $134,166&#9; 0.34%(c)&#9; –% 1.65%&#9; 38.9% 2024 13.54 0.27 3.22 3.49 (0.25) (0.37) (0.62) 16.41 26.30 (b) 121,589&#9; 0.35 (c) –  1.74  34.8  2023 13.86 0.19 0.59 0.78 (0.16) (0.94) (1.10) 13.54 5.96 (b) 99,851&#9; 0.38 (c) –  1.34  12.4  2022 18.81 0.46 (3.88) (3.42) (0.46) (1.07) (1.53) 13.86 (19.68) (b) 101,428&#9; 0.38 (c) –  2.94  23.8  2021 15.20 0.22 4.35 4.57 (0.23) (0.73) (0.96) 18.81 31.00 (b) 126,454&#9; 0.38 (c) –  1.24  20.0  Class J shares 2025 16.69 0.30 1.92 2.22 (0.29) (0.81) (1.10) 17.81 14.28 (b) 929,280&#9; 0.18 (d) 0.18 (e) 1.83  38.9  2024 13.76 0.30 3.28 3.58 (0.28) (0.37) (0.65) 16.69 26.56 (b) 875,149&#9; 0.17 (d) 0.18 (e) 1.93  34.8  2023 14.07 0.22 0.60 0.82 (0.19) (0.94) (1.13) 13.76 6.15 (b) 733,117&#9; 0.18 (d) 0.20 (e) 1.53  12.4  2022 19.07 0.50 (3.94) (3.44) (0.49) (1.07) (1.56) 14.07 (19.53) (b) 724,982&#9; 0.18 (d) 0.20 (e) 3.17  23.8  2021 15.39 0.26 4.41 4.67 (0.26) (0.73) (0.99) 19.07 31.30 (b) 948,713&#9; 0.18 (d) 0.21 (e) 1.44  20.0  Institutional shares 2025 16.92 0.34 1.95 2.29 (0.32) (0.81) (1.13) 18.08 14.50  3,388,019&#9; 0.01  –  2.01  38.9  2024 13.95 0.33 3.31 3.64 (0.30) (0.37) (0.67) 16.92 26.68  3,432,790&#9; 0.01  –  2.08  34.8  2023 14.24 0.24 0.62 0.86 (0.21) (0.94) (1.15) 13.95 6.42  2,798,971&#9; 0.01  –  1.70  12.4  2022 19.29 0.53 (3.99) (3.46) (0.52) (1.07) (1.59) 14.24 (19.43)  2,684,679&#9; 0.01  –  3.30  23.8  2021 15.55 0.29 4.46 4.75 (0.28) (0.73) (1.01) 19.29 31.56  3,429,237&#9; 0.01  –  1.61  20.0  R-3 shares 2025 16.53 0.24 1.91 2.15 (0.24) (0.81) (1.05) 17.63 13.89  127,899&#9; 0.57  –  1.48  38.9  2024 13.65 0.24 3.23 3.47 (0.22) (0.37) (0.59) 16.53 25.95  120,638&#9; 0.57  –  1.52  34.8  2023 13.95 0.16 0.61 0.77 (0.13) (0.94) (1.07) 13.65 5.83  99,443&#9; 0.57  –  1.13  12.4  2022 18.93 0.44 (3.93) (3.49) (0.42) (1.07) (1.49) 13.95 (19.88)  96,348&#9; 0.57  –  2.81  23.8  2021 15.29 0.18 4.39 4.57 (0.20) (0.73) (0.93) 18.93 30.81  129,032&#9; 0.57  –  1.02  20.0  R-5 shares 2025 16.78 0.30 1.92 2.22 (0.28) (0.81) (1.09) 17.91 14.21  178,469&#9; 0.26  –  1.83  38.9  2024 13.83 0.30 3.28 3.58 (0.26) (0.37) (0.63) 16.78 26.45  146,695&#9; 0.26  –  1.87  34.8  2023 14.13 0.21 0.61 0.82 (0.18) (0.94) (1.12) 13.83 6.12  142,339&#9; 0.26  –  1.49  12.4  2022 19.15 0.49 (3.97) (3.48) (0.47) (1.07) (1.54) 14.13 (19.62)  147,107&#9; 0.26  –  3.08  23.8  2021 15.45 0.25 4.42 4.67 (0.24) (0.73) (0.97) 19.15 31.19  187,926&#9; 0.26  –  1.39  20.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 58

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2045 FUND Institutional shares 2025 $15.03&#9; $0.27&#9; $1.94 $2.21 ($0.25)&#9; ($0.54)&#9; ($0.79)&#9; $16.45 15.58% $1,597,934 0.01% 1.76% 44.6% 2024 12.22&#9; 0.26&#9; 3.12 3.38 (0.24)&#9; (0.33)&#9; (0.57)&#9; 15.03 28.28 1,502,321 0.01 1.85 36.7 2023 12.43&#9; 0.18&#9; 0.63 0.81 (0.16)&#9; (0.86)&#9; (1.02)&#9; 12.22 6.92 1,152,378 0.01 1.46 11.4 2022 16.56&#9; 0.44&#9; (3.51)&#9; (3.07)&#9; (0.47)&#9; (0.59)&#9; (1.06)&#9; 12.43 (19.76) 1,010,879 0.01 3.21 23.8 2021 12.95&#9; 0.23&#9; 4.05 4.28 (0.24)&#9; (0.43)&#9; (0.67)&#9; 16.56 33.82 1,139,261 0.01 1.50 19.2 R-3 shares 2025 14.46&#9; 0.18&#9; 1.87 2.05 (0.18)&#9; (0.54)&#9; (0.72)&#9; 15.79 14.92 83,240 0.57 1.21 44.6 2024 11.78&#9; 0.18&#9; 3.00 3.18 (0.17)&#9; (0.33)&#9; (0.50)&#9; 14.46 27.56 79,631 0.57 1.34 36.7 2023 12.01&#9; 0.11&#9; 0.61 0.72 (0.09)&#9; (0.86)&#9; (0.95)&#9; 11.78 6.35 68,323 0.58 0.92 11.4 2022 16.03&#9; 0.38&#9; (3.43)&#9; (3.05)&#9; (0.38)&#9; (0.59)&#9; (0.97)&#9; 12.01 (20.17) 66,131 0.57 2.85 23.8 2021 12.57&#9; 0.14&#9; 3.91 4.05 (0.16)&#9; (0.43)&#9; (0.59)&#9; 16.03 32.97 88,634 0.57 0.93 19.2 R-5 shares 2025 14.71&#9; 0.22&#9; 1.90 2.12 (0.22)&#9; (0.54)&#9; (0.76)&#9; 16.07 15.26 110,179 0.26 1.51 44.6 2024 11.97&#9; 0.23&#9; 3.05 3.28 (0.21)&#9; (0.33)&#9; (0.54)&#9; 14.71 27.98 72,547 0.26 1.67 36.7 2023 12.20&#9; 0.16&#9; 0.60 0.76 (0.13)&#9; (0.86)&#9; (0.99)&#9; 11.97 6.60 68,730 0.27 1.28 11.4 2022 16.26&#9; 0.43&#9; (3.47)&#9; (3.04)&#9; (0.43)&#9; (0.59)&#9; (1.02)&#9; 12.20 (19.89) 69,495 0.26 3.17 23.8 2021 12.74&#9; 0.19&#9; 3.96 4.15 (0.20)&#9; (0.43)&#9; (0.63)&#9; 16.26 33.37 91,388 0.26 1.28 19.2 (a) Calculated based on average shares outstanding during the period. 59

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2045 FUND Institutional shares 2025 $15.03 $0.27 $1.94 $2.21 ($0.25) ($0.54) ($0.79) $16.45 15.58% $1,597,934&#9; 0.01%&#9; 1.76%&#9; 44.6% 2024 12.22 0.26 3.12 3.38 (0.24) (0.33) (0.57) 15.03 28.28  1,502,321&#9; 0.01  1.85  36.7  2023 12.43 0.18 0.63 0.81 (0.16) (0.86) (1.02) 12.22 6.92  1,152,378&#9; 0.01  1.46  11.4  2022 16.56 0.44 (3.51) (3.07) (0.47) (0.59) (1.06) 12.43 (19.76)  1,010,879&#9; 0.01  3.21  23.8  2021 12.95 0.23 4.05 4.28 (0.24) (0.43) (0.67) 16.56 33.82  1,139,261&#9; 0.01  1.50  19.2  R-3 shares 2025 14.46 0.18 1.87 2.05 (0.18) (0.54) (0.72) 15.79 14.92  83,240&#9; 0.57  1.21  44.6  2024 11.78 0.18 3.00 3.18 (0.17) (0.33) (0.50) 14.46 27.56  79,631&#9; 0.57  1.34  36.7  2023 12.01 0.11 0.61 0.72 (0.09) (0.86) (0.95) 11.78 6.35  68,323&#9; 0.58  0.92  11.4  2022 16.03 0.38 (3.43) (3.05) (0.38) (0.59) (0.97) 12.01 (20.17)  66,131&#9; 0.57  2.85  23.8  2021 12.57 0.14 3.91 4.05 (0.16) (0.43) (0.59) 16.03 32.97  88,634&#9; 0.57  0.93  19.2  R-5 shares 2025 14.71 0.22 1.90 2.12 (0.22) (0.54) (0.76) 16.07 15.26  110,179&#9; 0.26  1.51  44.6  2024 11.97 0.23 3.05 3.28 (0.21) (0.33) (0.54) 14.71 27.98  72,547&#9; 0.26  1.67  36.7  2023 12.20 0.16 0.60 0.76 (0.13) (0.86) (0.99) 11.97 6.60  68,730&#9; 0.27  1.28  11.4  2022 16.26 0.43 (3.47) (3.04) (0.43) (0.59) (1.02) 12.20 (19.89)  69,495&#9; 0.26  3.17  23.8  2021 12.74 0.19 3.96 4.15 (0.20) (0.43) (0.63) 16.26 33.37  91,388&#9; 0.26  1.28  19.2  (a) Calculated based on average shares outstanding during the period. 60

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2050 FUND Class A shares 2025 $18.04&#9; $0.21&#9; $2.51 $2.72 ($0.21)&#9; ($0.84)&#9; ($1.05)&#9; $19.71 16.01%(b) $128,223 0.38%(c) –% 1.16% 44.7% 2024 14.54&#9; 0.22&#9; 3.92 4.14 (0.21)&#9; (0.43)&#9; (0.64)&#9; 18.04 29.14 (b) 113,939 0.38 (c) – 1.31 37.1 2023 14.82&#9; 0.15&#9; 0.81 0.96 (0.12)&#9; (1.12)&#9; (1.24)&#9; 14.54 6.94 (b) 90,827 0.38 (c) – 0.97 10.6 2022 20.06&#9; 0.49&#9; (4.30)&#9; (3.81)&#9; (0.49)&#9; (0.94)&#9; (1.43)&#9; 14.82 (20.32) (b) 87,266 0.38 (c) – 2.93 26.9 2021 15.63&#9; 0.21&#9; 5.06 5.27 (0.22)&#9; (0.62)&#9; (0.84)&#9; 20.06 34.64 (b) 105,294 0.38 (c) – 1.11 21.0 Class J shares 2025 17.21&#9; 0.23&#9; 2.38 2.61 (0.24)&#9; (0.84)&#9; (1.08)&#9; 18.74 16.21 (b) 318,377 0.20 (d) 0.21 (e) 1.34 44.7 2024 13.90&#9; 0.25&#9; 3.73 3.98 (0.24)&#9; (0.43)&#9; (0.67)&#9; 17.21 29.33 (b) 293,958 0.19 (d) 0.20 (e) 1.51 37.1 2023 14.22&#9; 0.16&#9; 0.79 0.95 (0.15)&#9; (1.12)&#9; (1.27)&#9; 13.90 7.14 (b) 242,027 0.23 (d) 0.25 (e) 1.12 10.6 2022 19.30&#9; 0.51&#9; (4.13)&#9; (3.62)&#9; (0.52)&#9; (0.94)&#9; (1.46)&#9; 14.22 (20.17) (b) 235,469 0.22 (d) 0.24 (e) 3.17 26.9 2021 15.06&#9; 0.23&#9; 4.88 5.11 (0.25)&#9; (0.62)&#9; (0.87)&#9; 19.30 34.90 (b) 312,540 0.21 (d) 0.24 (e) 1.29 21.0 Institutional shares 2025 17.98&#9; 0.28&#9; 2.49 2.77 (0.27)&#9; (0.84)&#9; (1.11)&#9; 19.64 16.43 2,728,357 0.01 – 1.56 44.7 2024 14.49&#9; 0.29&#9; 3.90 4.19 (0.27)&#9; (0.43)&#9; (0.70)&#9; 17.98 29.62 2,677,540 0.01 – 1.69 37.1 2023 14.78&#9; 0.20&#9; 0.81 1.01 (0.18)&#9; (1.12)&#9; (1.30)&#9; 14.49 7.31 2,116,797 0.01 – 1.32 10.6 2022 19.99&#9; 0.55&#9; (4.26)&#9; (3.71)&#9; (0.56)&#9; (0.94)&#9; (1.50)&#9; 14.78 (19.96) 1,951,777 0.01 – 3.29 26.9 2021 15.57&#9; 0.28&#9; 5.04 5.32 (0.28)&#9; (0.62)&#9; (0.90)&#9; 19.99 35.15 2,422,742 0.01 – 1.49 21.0 R-3 shares 2025 17.58&#9; 0.18&#9; 2.43 2.61 (0.18)&#9; (0.84)&#9; (1.02)&#9; 19.17 15.80 104,059 0.57 – 1.02 44.7 2024 14.20&#9; 0.19&#9; 3.81 4.00 (0.19)&#9; (0.43)&#9; (0.62)&#9; 17.58 28.78 93,764 0.57 – 1.13 37.1 2023 14.50&#9; 0.11&#9; 0.80 0.91 (0.09)&#9; (1.12)&#9; (1.21)&#9; 14.20 6.73 76,894 0.57 – 0.76 10.6 2022 19.64&#9; 0.46&#9; (4.20)&#9; (3.74)&#9; (0.46)&#9; (0.94)&#9; (1.40)&#9; 14.50 (20.41) 71,732 0.57 – 2.80 26.9 2021 15.33&#9; 0.16&#9; 4.97 5.13 (0.20)&#9; (0.62)&#9; (0.82)&#9; 19.64 34.33 94,767 0.57 – 0.87 21.0 R-5 shares 2025 17.85&#9; 0.24&#9; 2.46 2.70 (0.24)&#9; (0.84)&#9; (1.08)&#9; 19.47 16.09 141,677 0.26 – 1.36 44.7 2024 14.39&#9; 0.24&#9; 3.88 4.12 (0.23)&#9; (0.43)&#9; (0.66)&#9; 17.85 29.30 102,140 0.26 – 1.45 37.1 2023 14.69&#9; 0.17&#9; 0.79 0.96 (0.14)&#9; (1.12)&#9; (1.26)&#9; 14.39 7.00 93,301 0.26 – 1.16 10.6 2022 19.88&#9; 0.51&#9; (4.25)&#9; (3.74)&#9; (0.51)&#9; (0.94)&#9; (1.45)&#9; 14.69 (20.18) 99,622 0.26 – 3.12 26.9 2021 15.49&#9; 0.23&#9; 5.02 5.25 (0.24)&#9; (0.62)&#9; (0.86)&#9; 19.88 34.84 128,805 0.26 – 1.27 21.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 61

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2050 FUND Class A shares 2025 $18.04 $0.21 $2.51 $2.72 ($0.21) ($0.84) ($1.05) $19.71 16.01%(b) $128,223&#9; 0.38%(c)&#9; –% 1.16%&#9; 44.7% 2024 14.54 0.22 3.92 4.14 (0.21) (0.43) (0.64) 18.04 29.14 (b) 113,939&#9; 0.38 (c) –  1.31  37.1  2023 14.82 0.15 0.81 0.96 (0.12) (1.12) (1.24) 14.54 6.94 (b) 90,827&#9; 0.38 (c) –  0.97  10.6  2022 20.06 0.49 (4.30) (3.81) (0.49) (0.94) (1.43) 14.82 (20.32) (b) 87,266&#9; 0.38 (c) –  2.93  26.9  2021 15.63 0.21 5.06 5.27 (0.22) (0.62) (0.84) 20.06 34.64 (b) 105,294&#9; 0.38 (c) –  1.11  21.0  Class J shares 2025 17.21 0.23 2.38 2.61 (0.24) (0.84) (1.08) 18.74 16.21 (b) 318,377&#9; 0.20 (d) 0.21 (e) 1.34  44.7  2024 13.90 0.25 3.73 3.98 (0.24) (0.43) (0.67) 17.21 29.33 (b) 293,958&#9; 0.19 (d) 0.20 (e) 1.51  37.1  2023 14.22 0.16 0.79 0.95 (0.15) (1.12) (1.27) 13.90 7.14 (b) 242,027&#9; 0.23 (d) 0.25 (e) 1.12  10.6  2022 19.30 0.51 (4.13) (3.62) (0.52) (0.94) (1.46) 14.22 (20.17) (b) 235,469&#9; 0.22 (d) 0.24 (e) 3.17  26.9  2021 15.06 0.23 4.88 5.11 (0.25) (0.62) (0.87) 19.30 34.90 (b) 312,540&#9; 0.21 (d) 0.24 (e) 1.29  21.0  Institutional shares 2025 17.98 0.28 2.49 2.77 (0.27) (0.84) (1.11) 19.64 16.43  2,728,357&#9; 0.01  –  1.56  44.7  2024 14.49 0.29 3.90 4.19 (0.27) (0.43) (0.70) 17.98 29.62  2,677,540&#9; 0.01  –  1.69  37.1  2023 14.78 0.20 0.81 1.01 (0.18) (1.12) (1.30) 14.49 7.31  2,116,797&#9; 0.01  –  1.32  10.6  2022 19.99 0.55 (4.26) (3.71) (0.56) (0.94) (1.50) 14.78 (19.96)  1,951,777&#9; 0.01  –  3.29  26.9  2021 15.57 0.28 5.04 5.32 (0.28) (0.62) (0.90) 19.99 35.15  2,422,742&#9; 0.01  –  1.49  21.0  R-3 shares 2025 17.58 0.18 2.43 2.61 (0.18) (0.84) (1.02) 19.17 15.80  104,059&#9; 0.57  –  1.02  44.7  2024 14.20 0.19 3.81 4.00 (0.19) (0.43) (0.62) 17.58 28.78  93,764&#9; 0.57  –  1.13  37.1  2023 14.50 0.11 0.80 0.91 (0.09) (1.12) (1.21) 14.20 6.73  76,894&#9; 0.57  –  0.76  10.6  2022 19.64 0.46 (4.20) (3.74) (0.46) (0.94) (1.40) 14.50 (20.41)  71,732&#9; 0.57  –  2.80  26.9  2021 15.33 0.16 4.97 5.13 (0.20) (0.62) (0.82) 19.64 34.33  94,767&#9; 0.57  –  0.87  21.0  R-5 shares 2025 17.85 0.24 2.46 2.70 (0.24) (0.84) (1.08) 19.47 16.09  141,677&#9; 0.26  –  1.36  44.7  2024 14.39 0.24 3.88 4.12 (0.23) (0.43) (0.66) 17.85 29.30  102,140&#9; 0.26  –  1.45  37.1  2023 14.69 0.17 0.79 0.96 (0.14) (1.12) (1.26) 14.39 7.00  93,301&#9; 0.26  –  1.16  10.6  2022 19.88 0.51 (4.25) (3.74) (0.51) (0.94) (1.45) 14.69 (20.18)  99,622&#9; 0.26  –  3.12  26.9  2021 15.49 0.23 5.02 5.25 (0.24) (0.62) (0.86) 19.88 34.84  128,805&#9; 0.26  –  1.27  21.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 62

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2055 FUND Institutional shares 2025 $16.89&#9; $0.26&#9; $2.41 $2.67 ($0.26)&#9; ($0.55)&#9; ($0.81)&#9; $18.75 16.61% $1,089,194 0.01% 1.52% 48.3% 2024 13.59&#9; 0.26&#9; 3.66 3.92 (0.25)&#9; (0.37)&#9; (0.62)&#9; 16.89 29.52 1,016,220 0.01 1.63 35.6 2023 13.75&#9; 0.18&#9; 0.78 0.96 (0.17)&#9; (0.95)&#9; (1.12)&#9; 13.59 7.38 744,667 0.01 1.28 10.3 2022 18.20&#9; 0.48&#9; (3.92)&#9; (3.44)&#9; (0.51)&#9; (0.50)&#9; (1.01)&#9; 13.75 (19.95) 613,004 0.01 3.12 22.6 2021 13.87&#9; 0.23&#9; 4.71 4.94 (0.25)&#9; (0.36)&#9; (0.61)&#9; 18.20 36.38 658,064 0.01 1.37 18.9 R-3 shares 2025 16.21&#9; 0.16&#9; 2.31 2.47 (0.17)&#9; (0.55)&#9; (0.72)&#9; 17.96 16.00 56,461 0.58 0.98 48.3 2024 13.07&#9; 0.17&#9; 3.52 3.69 (0.18)&#9; (0.37)&#9; (0.55)&#9; 16.21 28.82 53,518 0.58 1.12 35.6 2023 13.27&#9; 0.10&#9; 0.74 0.84 (0.09)&#9; (0.95)&#9; (1.04)&#9; 13.07 6.72 43,506 0.58 0.74 10.3 2022 17.60&#9; 0.41&#9; (3.82)&#9; (3.41)&#9; (0.42)&#9; (0.50)&#9; (0.92)&#9; 13.27 (20.37) 38,419 0.58 2.78 22.6 2021 13.45&#9; 0.13&#9; 4.56 4.69 (0.18)&#9; (0.36)&#9; (0.54)&#9; 17.60 35.53 48,174 0.58 0.81 18.9 R-5 shares 2025 16.56&#9; 0.20&#9; 2.38 2.58 (0.23)&#9; (0.55)&#9; (0.78)&#9; 18.36 16.35 70,119 0.27 1.21 48.3 2024 13.33&#9; 0.23&#9; 3.59 3.82 (0.22)&#9; (0.37)&#9; (0.59)&#9; 16.56 29.27 40,644 0.27 1.46 35.6 2023 13.52&#9; 0.17&#9; 0.72 0.89 (0.13)&#9; (0.95)&#9; (1.08)&#9; 13.33 7.00 35,853 0.27 1.22 10.3 2022 17.91&#9; 0.47&#9; (3.90)&#9; (3.43)&#9; (0.46)&#9; (0.50)&#9; (0.96)&#9; 13.52 (20.14) 40,556 0.27 3.12 22.6 2021 13.66&#9; 0.20&#9; 4.63 4.83 (0.22)&#9; (0.36)&#9; (0.58)&#9; 17.91 36.08 50,443 0.27 1.19 18.9 (a) Calculated based on average shares outstanding during the period. 63

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2055 FUND Institutional shares 2025 $16.89 $0.26 $2.41 $2.67 ($0.26) ($0.55) ($0.81) $18.75 16.61% $1,089,194&#9; 0.01%&#9; 1.52%&#9; 48.3% 2024 13.59 0.26 3.66 3.92 (0.25) (0.37) (0.62) 16.89 29.52  1,016,220&#9; 0.01  1.63  35.6  2023 13.75 0.18 0.78 0.96 (0.17) (0.95) (1.12) 13.59 7.38  744,667&#9; 0.01  1.28  10.3  2022 18.20 0.48 (3.92) (3.44) (0.51) (0.50) (1.01) 13.75 (19.95)  613,004&#9; 0.01  3.12  22.6  2021 13.87 0.23 4.71 4.94 (0.25) (0.36) (0.61) 18.20 36.38  658,064&#9; 0.01  1.37  18.9  R-3 shares 2025 16.21 0.16 2.31 2.47 (0.17) (0.55) (0.72) 17.96 16.00  56,461&#9; 0.58  0.98  48.3  2024 13.07 0.17 3.52 3.69 (0.18) (0.37) (0.55) 16.21 28.82  53,518&#9; 0.58  1.12  35.6  2023 13.27 0.10 0.74 0.84 (0.09) (0.95) (1.04) 13.07 6.72  43,506&#9; 0.58  0.74  10.3  2022 17.60 0.41 (3.82) (3.41) (0.42) (0.50) (0.92) 13.27 (20.37)  38,419&#9; 0.58  2.78  22.6  2021 13.45 0.13 4.56 4.69 (0.18) (0.36) (0.54) 17.60 35.53  48,174&#9; 0.58  0.81  18.9  R-5 shares 2025 16.56 0.20 2.38 2.58 (0.23) (0.55) (0.78) 18.36 16.35  70,119&#9; 0.27  1.21  48.3  2024 13.33 0.23 3.59 3.82 (0.22) (0.37) (0.59) 16.56 29.27  40,644&#9; 0.27  1.46  35.6  2023 13.52 0.17 0.72 0.89 (0.13) (0.95) (1.08) 13.33 7.00  35,853&#9; 0.27  1.22  10.3  2022 17.91 0.47 (3.90) (3.43) (0.46) (0.50) (0.96) 13.52 (20.14)  40,556&#9; 0.27  3.12  22.6  2021 13.66 0.20 4.63 4.83 (0.22) (0.36) (0.58) 17.91 36.08  50,443&#9; 0.27  1.19  18.9  (a) Calculated based on average shares outstanding during the period. 64

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2060 FUND Class J shares 2025 $17.86&#9; $0.21&#9; $2.56 $2.77 ($0.22)&#9; ($0.54)&#9; ($0.76)&#9; $19.87 16.21%(b) $19,658 0.35%(c) 0.35%(d) 1.15% 47.4% 2024 14.36&#9; 0.23&#9; 3.87 4.10 (0.21)&#9; (0.39)&#9; (0.60)&#9; 17.86 29.17 (b) 17,409 0.35 (c) 0.36 (d) 1.37 37.3 2023 14.52&#9; 0.14&#9; 0.81 0.95 (0.12)&#9; (0.99)&#9; (1.11)&#9; 14.36 6.96 (b) 14,751 0.38 (c) 0.46 (d) 0.98 10.6 2022 19.13&#9; 0.48&#9; (4.18)&#9; (3.70)&#9; (0.47)&#9; (0.44)&#9; (0.91)&#9; 14.52 (20.23) (b) 14,614 0.38 (c) 0.43 (d) 2.94 21.7 2021 14.47&#9; 0.17&#9; 5.04 5.21 (0.21)&#9; (0.34)&#9; (0.55)&#9; 19.13 36.62 (b) 18,803 0.38 (c) 0.43 (d) 0.94 18.3 Institutional shares 2025 18.07&#9; 0.28&#9; 2.59 2.87 (0.28)&#9; (0.54)&#9; (0.82)&#9; 20.12 16.61 1,088,171 0.01 – 1.50 47.4 2024 14.52&#9; 0.28&#9; 3.93 4.21 (0.27)&#9; (0.39)&#9; (0.66)&#9; 18.07 29.64 989,955 0.01 – 1.66 37.3 2023 14.68&#9; 0.19&#9; 0.82 1.01 (0.18)&#9; (0.99)&#9; (1.17)&#9; 14.52 7.30 726,855 0.01 – 1.28 10.6 2022 19.32&#9; 0.51&#9; (4.17)&#9; (3.66)&#9; (0.54)&#9; (0.44)&#9; (0.98)&#9; 14.68 (19.92) 594,766 0.01 – 3.13 21.7 2021 14.60&#9; 0.24&#9; 5.08 5.32 (0.26)&#9; (0.34)&#9; (0.60)&#9; 19.32 37.12 629,044 0.02 – 1.32 18.3 R-3 shares 2025 17.68&#9; 0.17&#9; 2.53 2.70 (0.19)&#9; (0.54)&#9; (0.73)&#9; 19.65 15.94 40,226 0.58 – 0.95 47.4 2024 14.24&#9; 0.18&#9; 3.84 4.02 (0.19)&#9; (0.39)&#9; (0.58)&#9; 17.68 28.83 32,512 0.58 – 1.09 37.3 2023 14.41&#9; 0.10&#9; 0.82 0.92 (0.10)&#9; (0.99)&#9; (1.09)&#9; 14.24 6.79 24,915 0.58 – 0.71 10.6 2022 19.00&#9; 0.43&#9; (4.14)&#9; (3.71)&#9; (0.44)&#9; (0.44)&#9; (0.88)&#9; 14.41 (20.41) 19,914 0.58 – 2.67 21.7 2021 14.38&#9; 0.13&#9; 5.01 5.14 (0.18)&#9; (0.34)&#9; (0.52)&#9; 19.00 36.38 22,111 0.58 – 0.75 18.3 R-5 shares 2025 17.87&#9; 0.22&#9; 2.56 2.78 (0.24)&#9; (0.54)&#9; (0.78)&#9; 19.87 16.29 46,564 0.27 – 1.22 47.4 2024 14.37&#9; 0.24&#9; 3.88 4.12 (0.23)&#9; (0.39)&#9; (0.62)&#9; 17.87 29.26 29,231 0.27 – 1.42 37.3 2023 14.54&#9; 0.18&#9; 0.78 0.96 (0.14)&#9; (0.99)&#9; (1.13)&#9; 14.37 7.05 27,953 0.27 – 1.18 10.6 2022 19.14&#9; 0.48&#9; (4.15)&#9; (3.67)&#9; (0.49)&#9; (0.44)&#9; (0.93)&#9; 14.54 (20.10) 28,139 0.27 – 2.94 21.7 2021 14.48&#9; 0.20&#9; 5.02 5.22 (0.22)&#9; (0.34)&#9; (0.56)&#9; 19.14 36.74 30,796 0.27 – 1.13 18.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 65

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2060 FUND Class J shares 2025 $17.86 $0.21 $2.56 $2.77 ($0.22) ($0.54) ($0.76) $19.87 16.21%(b) $19,658&#9; 0.35%(c)&#9; 0.35%(d)&#9; 1.15%&#9; 47.4% 2024 14.36 0.23 3.87 4.10 (0.21) (0.39) (0.60) 17.86 29.17 (b) 17,409&#9; 0.35 (c) 0.36 (d) 1.37  37.3  2023 14.52 0.14 0.81 0.95 (0.12) (0.99) (1.11) 14.36 6.96 (b) 14,751&#9; 0.38 (c) 0.46 (d) 0.98  10.6  2022 19.13 0.48 (4.18) (3.70) (0.47) (0.44) (0.91) 14.52 (20.23) (b) 14,614&#9; 0.38 (c) 0.43 (d) 2.94  21.7  2021 14.47 0.17 5.04 5.21 (0.21) (0.34) (0.55) 19.13 36.62 (b) 18,803&#9; 0.38 (c) 0.43 (d) 0.94  18.3  Institutional shares 2025 18.07 0.28 2.59 2.87 (0.28) (0.54) (0.82) 20.12 16.61  1,088,171&#9; 0.01  –  1.50  47.4  2024 14.52 0.28 3.93 4.21 (0.27) (0.39) (0.66) 18.07 29.64  989,955&#9; 0.01  –  1.66  37.3  2023 14.68 0.19 0.82 1.01 (0.18) (0.99) (1.17) 14.52 7.30  726,855&#9; 0.01  –  1.28  10.6  2022 19.32 0.51 (4.17) (3.66) (0.54) (0.44) (0.98) 14.68 (19.92)  594,766&#9; 0.01  –  3.13  21.7  2021 14.60 0.24 5.08 5.32 (0.26) (0.34) (0.60) 19.32 37.12  629,044&#9; 0.02  –  1.32  18.3  R-3 shares 2025 17.68 0.17 2.53 2.70 (0.19) (0.54) (0.73) 19.65 15.94  40,226&#9; 0.58  –  0.95  47.4  2024 14.24 0.18 3.84 4.02 (0.19) (0.39) (0.58) 17.68 28.83  32,512&#9; 0.58  –  1.09  37.3  2023 14.41 0.10 0.82 0.92 (0.10) (0.99) (1.09) 14.24 6.79  24,915&#9; 0.58  –  0.71  10.6  2022 19.00 0.43 (4.14) (3.71) (0.44) (0.44) (0.88) 14.41 (20.41)  19,914&#9; 0.58  –  2.67  21.7  2021 14.38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00 36.38  22,111&#9; 0.58  –  0.75  18.3  R-5 shares 2025 17.87 0.22 2.56 2.78 (0.24) (0.54) (0.78) 19.87 16.29  46,564&#9; 0.27  –  1.22  47.4  2024 14.37 0.24 3.88 4.12 (0.23) (0.39) (0.62) 17.87 29.26  29,231&#9; 0.27  –  1.42  37.3  2023 14.54 0.18 0.78 0.96 (0.14) (0.99) (1.13) 14.37 7.05  27,953&#9; 0.27  –  1.18  10.6  2022 19.14 0.48 (4.15) (3.67) (0.49) (0.44) (0.93) 14.54 (20.10)  28,139&#9; 0.27  –  2.94  21.7  2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14 36.74  30,796&#9; 0.27  –  1.13  18.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 66

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2065 FUND Institutional shares 2025 $14.73&#9; $0.22&#9; $2.13 $2.35 ($0.22)&#9; ($0.32)&#9; ($0.54)&#9; $16.54 16.57% $257,069 0.03% 1.45% 48.3% 2024 11.79&#9; 0.21&#9; 3.20 3.41 (0.21)&#9; (0.26)&#9; (0.47)&#9; 14.73 29.47 204,205 0.03 1.53 36.6 2023 11.71&#9; 0.14&#9; 0.68 0.82 (0.14)&#9; (0.60)&#9; (0.74)&#9; 11.79 7.29 126,627 0.04 (b) 1.18 13.7 2022 15.19&#9; 0.38&#9; (3.30)&#9; (2.92)&#9; (0.42)&#9; (0.14)&#9; (0.56)&#9; 11.71 (19.92) 83,762 0.05 (b) 2.96 28.4 2021 11.33&#9; 0.15&#9; 4.03 4.18 (0.19)&#9; (0.13)&#9; (0.32)&#9; 15.19 37.37 73,568 0.08 (b) 1.04 22.5 R-3 shares 2025 14.52&#9; 0.14&#9; 2.10 2.24 (0.15)&#9; (0.32)&#9; (0.47)&#9; 16.29 15.94 12,318 0.58 0.91 48.3 2024 11.63&#9; 0.14&#9; 3.16 3.30 (0.15)&#9; (0.26)&#9; (0.41)&#9; 14.52 28.87 9,360 0.59 1.04 36.6 2023 11.57&#9; 0.08&#9; 0.66 0.74 (0.08)&#9; (0.60)&#9; (0.68)&#9; 11.63 6.65 7,872 0.59 (b) 0.63 13.7 2022 15.04&#9; 0.30&#9; (3.26)&#9; (2.96)&#9; (0.37)&#9; (0.14)&#9; (0.51)&#9; 11.57 (20.37) 4,642 0.59 (b) 2.34 28.4 2021 11.21&#9; 0.07&#9; 4.00 4.07 (0.11)&#9; (0.13)&#9; (0.24)&#9; 15.04 36.70 4,115 0.60 (b) 0.49 22.5 R-5 shares 2025 14.61&#9; 0.17&#9; 2.13 2.30 (0.20)&#9; (0.32)&#9; (0.52)&#9; 16.39 16.31 14,343 0.27 1.14 48.3 2024 11.70&#9; 0.18&#9; 3.18 3.36 (0.19)&#9; (0.26)&#9; (0.45)&#9; 14.61 29.17 6,777 0.28 1.34 36.6 2023 11.63&#9; 0.15&#9; 0.63 0.78 (0.11)&#9; (0.60)&#9; (0.71)&#9; 11.70 7.04 4,707 0.28 (b) 1.25 13.7 2022 15.10&#9; 0.33&#9; (3.26)&#9; (2.93)&#9; (0.40)&#9; (0.14)&#9; (0.54)&#9; 11.63 (20.11) 5,055 0.28 (b) 2.57 28.4 2021 11.27&#9; 0.14&#9; 3.99 4.13 (0.17)&#9; (0.13)&#9; (0.30)&#9; 15.10 37.09 3,917 0.29 (b) 0.98 22.5 (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. 67

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2065 FUND Institutional shares 2025 $14.73 $0.22 $2.13 $2.35 ($0.22) ($0.32) ($0.54) $16.54 16.57% $257,069&#9; 0.03% 1.45%&#9; 48.3% 2024 11.79 0.21 3.20 3.41 (0.21) (0.26) (0.47) 14.73 29.47  204,205&#9; 0.03  1.53  36.6  2023 11.71 0.14 0.68 0.82 (0.14) (0.60) (0.74) 11.79 7.29  126,627&#9; 0.04 (b) 1.18  13.7  2022 15.19 0.38 (3.30) (2.92) (0.42) (0.14) (0.56) 11.71 (19.92)  83,762&#9; 0.05 (b) 2.96  28.4  2021 11.33 0.15 4.03 4.18 (0.19) (0.13) (0.32) 15.19 37.37  73,568&#9; 0.08 (b) 1.04  22.5  R-3 shares 2025 14.52 0.14 2.10 2.24 (0.15) (0.32) (0.47) 16.29 15.94  12,318&#9; 0.58  0.91  48.3  2024 11.63 0.14 3.16 3.30 (0.15) (0.26) (0.41) 14.52 28.87  9,360&#9; 0.59  1.04  36.6  2023 11.57 0.08 0.66 0.74 (0.08) (0.60) (0.68) 11.63 6.65  7,872&#9; 0.59 (b) 0.63  13.7  2022 15.04 0.30 (3.26) (2.96) (0.37) (0.14) (0.51) 11.57 (20.37)  4,642&#9; 0.59 (b) 2.34  28.4  2021 11.21 0.07 4.00 4.07 (0.11) (0.13) (0.24) 15.04 36.70  4,115&#9; 0.60 (b) 0.49  22.5  R-5 shares 2025 14.61 0.17 2.13 2.30 (0.20) (0.32) (0.52) 16.39 16.31  14,343&#9; 0.27  1.14  48.3  2024 11.70 0.18 3.18 3.36 (0.19) (0.26) (0.45) 14.61 29.17  6,777&#9; 0.28  1.34  36.6  2023 11.63 0.15 0.63 0.78 (0.11) (0.60) (0.71) 11.70 7.04  4,707&#9; 0.28 (b) 1.25  13.7  2022 15.10 0.33 (3.26) (2.93) (0.40) (0.14) (0.54) 11.63 (20.11)  5,055&#9; 0.28 (b) 2.57  28.4  2021 11.27 0.14 3.99 4.13 (0.17) (0.13) (0.30) 15.10 37.09  3,917&#9; 0.29 (b) 0.98  22.5  (a) Calculated based on average shares outstanding during the period. (b) Subject to Manager's contractual expense limit. 68

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2070 FUND Class J shares 2025 $12.86&#9; $0.11 $1.92&#9; $2.03&#9; ($0.15)&#9; ($0.18)&#9; ($0.33) $14.56 16.22%(b) $1,032 0.30%(c) 3.36%(d) 0.81% 47.9% 2024 10.09&#9; 0.11 2.83&#9; 2.94&#9; (0.17)&#9; – (0.17) 12.86 29.36 (b) 330 0.30 (c) 8.13 (d) 0.89 54.0 2023(e) 10.00&#9; 0.02 0.07&#9; 0.09&#9; – – – 10.09 0.90 (b),(f) 125 0.30 (c),(g) 62.61 (d),(g) 0.24 (g) 94.1 (g) Institutional shares 2025 12.83&#9; 0.16 1.91&#9; 2.07&#9; (0.18)&#9; (0.18)&#9; (0.36) 14.54 16.57 86,735 0.05 (h) – 1.20 47.9 2024 10.06&#9; 0.13 2.81&#9; 2.94&#9; (0.17)&#9; – (0.17) 12.83 29.45 41,700 0.05 (h) – 1.08 54.0 2023(e) 10.00&#9; 0.03 0.03&#9; 0.06&#9; – – – 10.06 0.60 (f) 8,476 0.05 (g),(h) – 0.49 (g) 94.1 (g) R-3 shares 2025 12.71&#9; 0.10 1.87&#9; 1.97&#9; (0.14)&#9; (0.18)&#9; (0.32) 14.36 15.91 1,699 0.61 (h) – 0.73 47.9 2024 10.02&#9; 0.06 2.80&#9; 2.86&#9; (0.17)&#9; – (0.17) 12.71 28.76 772 0.62 (h) – 0.45 54.0 2023(e) 10.00&#9; (0.01)&#9; 0.03&#9; 0.02&#9; – – – 10.02 0.20 (f) 282 0.62 (g),(h) – (0.14) (g) 94.1 (g) R-5 shares 2025 12.78&#9; 0.13 1.89&#9; 2.02&#9; (0.16)&#9; (0.18)&#9; (0.34) 14.46 16.26 2,793 0.30 (h) – 0.96 47.9 2024 10.04&#9; 0.09 2.82&#9; 2.91&#9; (0.17)&#9; – (0.17) 12.78 29.20 1,074 0.31 (h) – 0.72 54.0 2023(e) 10.00&#9; 0.02 0.02&#9; 0.04&#9; – – – 10.04 0.40 (f) 136 0.31 (g),(h) – 0.23 (g) 94.1 (g) (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Period from March 1, 2023, date operations commenced, through October 31, 2023. (f) Total return amounts have not been annualized. (g) Computed on an annualized basis. (h) Subject to Manager's contractual expense limit. 69

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME 2070 FUND Class J shares 2025 $12.86 $0.11 $1.92 $2.03 ($0.15) ($0.18) ($0.33) $14.56&#9; 16.22%(b) $1,032&#9; 0.30%(c) 3.36%(d) 0.81% 47.9% 2024 10.09 0.11 2.83 2.94 (0.17) – (0.17) 12.86&#9; 29.36 (b) 330&#9; 0.30 (c) 8.13 (d) 0.89  54.0  2023(e) 10.00 0.02 0.07 0.09 – – – 10.09&#9; 0.90 (b),(f) 125&#9; 0.30 (c),(g) 62.61 (d),(g) 0.24 (g) 94.1 (g) Institutional shares 2025 12.83 0.16 1.91 2.07 (0.18) (0.18) (0.36) 14.54&#9; 16.57  86,735&#9; 0.05 (h) –  1.20  47.9  2024 10.06 0.13 2.81 2.94 (0.17) – (0.17) 12.83&#9; 29.45  41,700&#9; 0.05 (h) –  1.08  54.0  2023(e) 10.00 0.03 0.03 0.06 – – – 10.06&#9; 0.60 (f) 8,476&#9; 0.05 (g),(h) –  0.49 (g) 94.1 (g) R-3 shares 2025 12.71 0.10 1.87 1.97 (0.14) (0.18) (0.32) 14.36&#9; 15.91  1,699&#9; 0.61 (h) –  0.73  47.9  2024 10.02 0.06 2.80 2.86 (0.17) – (0.17) 12.71&#9; 28.76  772&#9; 0.62 (h) –  0.45  54.0  2023(e) 10.00 (0.01) 0.03 0.02 – – – 10.02&#9; 0.20 (f) 282&#9; 0.62 (g),(h) –  (0.14) (g) 94.1 (g) R-5 shares 2025 12.78 0.13 1.89 2.02 (0.16) (0.18) (0.34) 14.46&#9; 16.26  2,793&#9; 0.30 (h) –  0.96  47.9  2024 10.04 0.09 2.82 2.91 (0.17) – (0.17) 12.78&#9; 29.20  1,074&#9; 0.31 (h) –  0.72  54.0  2023(e) 10.00 0.02 0.02 0.04 – – – 10.04&#9; 0.40 (f) 136&#9; 0.31 (g),(h) –  0.23 (g) 94.1 (g) (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Period from March 1, 2023, date operations commenced, through October 31, 2023. (f) Total return amounts have not been annualized. (g) Computed on an annualized basis. (h) Subject to Manager's contractual expense limit. 70

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2015 FUND Class J shares 2025 $11.64&#9; $0.32&#9; $0.85 $1.17 ($0.33)&#9; ($0.05)&#9; ($0.38)&#9; $12.43 10.40%(b) $421,875 0.17%(c) 0.18%(d) 2.69% 19.5% 2024 10.26&#9; 0.32&#9; 1.43 1.75 (0.32)&#9; (0.05)&#9; (0.37)&#9; 11.64 17.29 (b) 271,360 0.16 (c) 0.18 (d) 2.89 23.8 2023 10.44&#9; 0.22&#9; 0.12 0.34 (0.21)&#9; (0.31)&#9; (0.52)&#9; 10.26 3.27 (b) 168,885 0.17 (c) 0.19 (d) 2.07 15.8 2022 12.91&#9; 0.23&#9; (2.00)&#9; (1.77)&#9; (0.28)&#9; (0.42)&#9; (0.70)&#9; 10.44 (14.50) (b) 96,345 0.23 (c) 0.25 (d) 2.07 18.1 2021 11.75&#9; 0.39&#9; 1.34 1.73 (0.48)&#9; (0.09)&#9; (0.57)&#9; 12.91 15.07 (b) 55,458 0.23 (c) 0.25 (d) 3.10 20.6 Institutional shares 2025 11.71&#9; 0.39&#9; 0.80 1.19 (0.34)&#9; (0.05)&#9; (0.39)&#9; 12.51 10.52 12,172 0.05 (e) – 3.30 19.5 2024 10.32&#9; 0.38&#9; 1.39 1.77 (0.33)&#9; (0.05)&#9; (0.38)&#9; 11.71 17.39 16,141 0.05 (e) – 3.39 23.8 2023 10.49&#9; 0.26&#9; 0.10 0.36 (0.22)&#9; (0.31)&#9; (0.53)&#9; 10.32 3.48 16,961 0.05 (e) – 2.49 15.8 2022 12.96&#9; 0.31&#9; (2.07)&#9; (1.76)&#9; (0.29)&#9; (0.42)&#9; (0.71)&#9; 10.49 (14.35) 18,704 0.05 (e) – 2.72 18.1 2021 11.80&#9; 0.48&#9; 1.27 1.75 (0.50)&#9; (0.09)&#9; (0.59)&#9; 12.96 15.21 22,888 0.05 (e) – 3.85 20.6 R-6 shares 2025 11.73&#9; 0.38&#9; 0.83 1.21 (0.35)&#9; (0.05)&#9; (0.40)&#9; 12.54 10.62 38,109 0.02 (e) – 3.21 19.5 2024 10.34&#9; 0.37&#9; 1.40 1.77 (0.33)&#9; (0.05)&#9; (0.38)&#9; 11.73 17.39 36,979 0.02 (e) – 3.23 23.8 2023 10.51&#9; 0.28&#9; 0.08 0.36 (0.22)&#9; (0.31)&#9; (0.53)&#9; 10.34 3.51 31,245 0.02 (e) – 2.66 15.8 2022 12.98&#9; 0.32&#9; (2.07)&#9; (1.75)&#9; (0.30)&#9; (0.42)&#9; (0.72)&#9; 10.51 (14.30) 46,216 0.02 (e) – 2.78 18.1 2021 11.82&#9; 0.50&#9; 1.26 1.76 (0.51)&#9; (0.09)&#9; (0.60)&#9; 12.98 15.21 58,859 0.02 (e) – 3.98 20.6 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 71

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2015 FUND Class J shares 2025 $11.64 $0.32 $0.85 $1.17 ($0.33) ($0.05) ($0.38) $12.43 10.40%(b) $421,875&#9; 0.17%(c)&#9; 0.18%(d)&#9; 2.69%&#9; 19.5% 2024 10.26 0.32 1.43 1.75 (0.32) (0.05) (0.37) 11.64 17.29 (b) 271,360&#9; 0.16 (c) 0.18 (d) 2.89  23.8  2023 10.44 0.22 0.12 0.34 (0.21) (0.31) (0.52) 10.26 3.27 (b) 168,885&#9; 0.17 (c) 0.19 (d) 2.07  15.8  2022 12.91 0.23 (2.00) (1.77) (0.28) (0.42) (0.70) 10.44 (14.50) (b) 96,345&#9; 0.23 (c) 0.25 (d) 2.07  18.1  2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91 15.07 (b) 55,458&#9; 0.23 (c) 0.25 (d) 3.10  20.6  Institutional shares 2025 11.71 0.39 0.80 1.19 (0.34) (0.05) (0.39) 12.51 10.52  12,172&#9; 0.05 (e) –  3.30  19.5  2024 10.32 0.38 1.39 1.77 (0.33) (0.05) (0.38) 11.71 17.39  16,141&#9; 0.05 (e) –  3.39  23.8  2023 10.49 0.26 0.10 0.36 (0.22) (0.31) (0.53) 10.32 3.48  16,961&#9; 0.05 (e) –  2.49  15.8  2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49 (14.35)  18,704&#9; 0.05 (e) –  2.72  18.1  2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96 15.21  22,888&#9; 0.05 (e) –  3.85  20.6  R-6 shares 2025 11.73 0.38 0.83 1.21 (0.35) (0.05) (0.40) 12.54 10.62  38,109&#9; 0.02 (e) –  3.21  19.5  2024 10.34 0.37 1.40 1.77 (0.33) (0.05) (0.38) 11.73 17.39  36,979&#9; 0.02 (e) –  3.23  23.8  2023 10.51 0.28 0.08 0.36 (0.22) (0.31) (0.53) 10.34 3.51  31,245&#9; 0.02 (e) –  2.66  15.8  2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51 (14.30)  46,216&#9; 0.02 (e) –  2.78  18.1  2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98 15.21  58,859&#9; 0.02 (e) –  3.98  20.6  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 72

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2020 FUND Class J shares 2025 $12.04&#9; $0.34&#9; $0.98 $1.32 ($0.34)&#9; ($0.04)&#9; ($0.38)&#9; $12.98 11.32%(b) $390,600 0.17%(c) 0.17%(d) 2.77% 28.1% 2024 10.46&#9; 0.34&#9; 1.62 1.96 (0.33)&#9; (0.05)&#9; (0.38)&#9; 12.04 19.03 (b) 341,998 0.15 (c) 0.17 (d) 2.90 25.4 2023 10.80&#9; 0.22&#9; 0.15 0.37 (0.21)&#9; (0.50)&#9; (0.71)&#9; 10.46 3.57 (b) 265,194 0.16 (c) 0.18 (d) 2.05 18.1 2022 13.47&#9; 0.28&#9; (2.19)&#9; (1.91)&#9; (0.30)&#9; (0.46)&#9; (0.76)&#9; 10.80 (15.02) (b) 205,008 0.18 (c) 0.20 (d) 2.38 20.4 2021 11.92&#9; 0.37&#9; 1.76 2.13 (0.47)&#9; (0.11)&#9; (0.58)&#9; 13.47 18.31 (b) 184,994 0.19 (c) 0.21 (d) 2.87 16.2 Institutional shares 2025 12.12&#9; 0.38&#9; 0.96 1.34 (0.35)&#9; (0.04)&#9; (0.39)&#9; 13.07 11.43 33,850 0.05 (e) – 3.09 28.1 2024 10.53&#9; 0.36&#9; 1.62 1.98 (0.34)&#9; (0.05)&#9; (0.39)&#9; 12.12 19.09 36,532 0.05 (e) – 3.11 25.4 2023 10.86&#9; 0.26&#9; 0.13 0.39 (0.22)&#9; (0.50)&#9; (0.72)&#9; 10.53 3.77 38,504 0.05 (e) – 2.39 18.1 2022 13.54&#9; 0.33&#9; (2.24)&#9; (1.91)&#9; (0.31)&#9; (0.46)&#9; (0.77)&#9; 10.86 (14.95) 42,581 0.05 (e) – 2.78 20.4 2021 11.97&#9; 0.45&#9; 1.71 2.16 (0.48)&#9; (0.11)&#9; (0.59)&#9; 13.54 18.50 58,554 0.05 (e) – 3.44 16.2 R-6 shares 2025 12.12&#9; 0.36&#9; 0.99 1.35 (0.36)&#9; (0.04)&#9; (0.40)&#9; 13.07 11.47 181,694 0.02 (e) – 2.90 28.1 2024 10.53&#9; 0.37&#9; 1.61 1.98 (0.34)&#9; (0.05)&#9; (0.39)&#9; 12.12 19.13 161,618 0.02 (e) – 3.17 25.4 2023 10.86&#9; 0.27&#9; 0.13 0.40 (0.23)&#9; (0.50)&#9; (0.73)&#9; 10.53 3.81 146,660 0.02 (e) – 2.44 18.1 2022 13.54&#9; 0.33&#9; (2.24)&#9; (1.91)&#9; (0.31)&#9; (0.46)&#9; (0.77)&#9; 10.86 (14.91) 187,400 0.02 (e) – 2.77 20.4 2021 11.97&#9; 0.49&#9; 1.68 2.17 (0.49)&#9; (0.11)&#9; (0.60)&#9; 13.54 18.54 233,947 0.02 (e) – 3.78 16.2 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 73

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2020 FUND Class J shares 2025 $12.04 $0.34 $0.98 $1.32 ($0.34) ($0.04) ($0.38) $12.98 11.32%(b) $390,600&#9; 0.17%(c)&#9; 0.17%(d)&#9; 2.77%&#9; 28.1% 2024 10.46 0.34 1.62 1.96 (0.33) (0.05) (0.38) 12.04 19.03 (b) 341,998&#9; 0.15 (c) 0.17 (d) 2.90  25.4  2023 10.80 0.22 0.15 0.37 (0.21) (0.50) (0.71) 10.46 3.57 (b) 265,194&#9; 0.16 (c) 0.18 (d) 2.05  18.1  2022 13.47 0.28 (2.19) (1.91) (0.30) (0.46) (0.76) 10.80 (15.02) (b) 205,008&#9; 0.18 (c) 0.20 (d) 2.38  20.4  2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47 18.31 (b) 184,994&#9; 0.19 (c) 0.21 (d) 2.87  16.2  Institutional shares 2025 12.12 0.38 0.96 1.34 (0.35) (0.04) (0.39) 13.07 11.43  33,850&#9; 0.05 (e) –  3.09  28.1  2024 10.53 0.36 1.62 1.98 (0.34) (0.05) (0.39) 12.12 19.09  36,532&#9; 0.05 (e) –  3.11  25.4  2023 10.86 0.26 0.13 0.39 (0.22) (0.50) (0.72) 10.53 3.77  38,504&#9; 0.05 (e) –  2.39  18.1  2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86 (14.95)  42,581&#9; 0.05 (e) –  2.78  20.4  2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54 18.50  58,554&#9; 0.05 (e) –  3.44  16.2  R-6 shares 2025 12.12 0.36 0.99 1.35 (0.36) (0.04) (0.40) 13.07 11.47  181,694&#9; 0.02 (e) –  2.90  28.1  2024 10.53 0.37 1.61 1.98 (0.34) (0.05) (0.39) 12.12 19.13  161,618&#9; 0.02 (e) –  3.17  25.4  2023 10.86 0.27 0.13 0.40 (0.23) (0.50) (0.73) 10.53 3.81  146,660&#9; 0.02 (e) –  2.44  18.1  2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86 (14.91)  187,400&#9; 0.02 (e) –  2.77  20.4  2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54 18.54  233,947&#9; 0.02 (e) –  3.78  16.2  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 74

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2025 FUND Class J shares 2025 $13.00&#9; $0.33&#9; $1.22 $1.55 ($0.35)&#9; ($0.07)&#9; ($0.42)&#9; $14.13 12.27%(b) $836,376 0.16%(c) 0.16%(d) 2.52% 24.4% 2024 11.15&#9; 0.33&#9; 1.93 2.26 (0.33)&#9; (0.08)&#9; (0.41)&#9; 13.00 20.64 (b) 627,376 0.14 (c) 0.16 (d) 2.61 22.6 2023 11.43&#9; 0.21&#9; 0.23 0.44 (0.21)&#9; (0.51)&#9; (0.72)&#9; 11.15 4.03 (b) 421,507 0.15 (c) 0.17 (d) 1.81 12.3 2022 14.27&#9; 0.29&#9; (2.42)&#9; (2.13)&#9; (0.32)&#9; (0.39)&#9; (0.71)&#9; 11.43 (15.71) (b) 272,529 0.18 (c) 0.20 (d) 2.30 13.6 2021 12.20&#9; 0.37&#9; 2.25 2.62 (0.46)&#9; (0.09)&#9; (0.55)&#9; 14.27 21.94 (b) 207,361 0.19 (c) 0.21 (d) 2.69 14.2 Institutional shares 2025 13.07&#9; 0.39&#9; 1.19 1.58 (0.36)&#9; (0.07)&#9; (0.43)&#9; 14.22 12.45 56,365 0.05 (e) – 2.94 24.4 2024 11.21&#9; 0.39&#9; 1.89 2.28 (0.34)&#9; (0.08)&#9; (0.42)&#9; 13.07 20.70 59,042 0.05 (e) – 3.09 22.6 2023 11.48&#9; 0.25&#9; 0.21 0.46 (0.22)&#9; (0.51)&#9; (0.73)&#9; 11.21 4.20 61,975 0.05 (e) – 2.13 12.3 2022 14.33&#9; 0.34&#9; (2.47)&#9; (2.13)&#9; (0.33)&#9; (0.39)&#9; (0.72)&#9; 11.48 (15.63) 64,787 0.05 (e) – 2.70 13.6 2021 12.24&#9; 0.45&#9; 2.20 2.65 (0.47)&#9; (0.09)&#9; (0.56)&#9; 14.33 22.14 75,042 0.05 (e) – 3.27 14.2 R-6 shares 2025 13.08&#9; 0.36&#9; 1.22 1.58 (0.36)&#9; (0.07)&#9; (0.43)&#9; 14.23 12.47 236,018 0.02 (e) – 2.71 24.4 2024 11.21&#9; 0.36&#9; 1.93 2.29 (0.34)&#9; (0.08)&#9; (0.42)&#9; 13.08 20.83 200,740 0.02 (e) – 2.86 22.6 2023 11.49&#9; 0.25&#9; 0.21 0.46 (0.23)&#9; (0.51)&#9; (0.74)&#9; 11.21 4.15 158,302 0.02 (e) – 2.19 12.3 2022 14.34&#9; 0.35&#9; (2.48)&#9; (2.13)&#9; (0.33)&#9; (0.39)&#9; (0.72)&#9; 11.49 (15.60) 178,008 0.02 (e) – 2.73 13.6 2021 12.25&#9; 0.47&#9; 2.19 2.66 (0.48)&#9; (0.09)&#9; (0.57)&#9; 14.34 22.16 206,615 0.02 (e) – 3.42 14.2 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 75

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2025 FUND Class J shares 2025 $13.00 $0.33 $1.22 $1.55 ($0.35) ($0.07) ($0.42) $14.13 12.27%(b) $836,376&#9; 0.16%(c)&#9; 0.16%(d)&#9; 2.52%&#9; 24.4% 2024 11.15 0.33 1.93 2.26 (0.33) (0.08) (0.41) 13.00 20.64 (b) 627,376&#9; 0.14 (c) 0.16 (d) 2.61  22.6  2023 11.43 0.21 0.23 0.44 (0.21) (0.51) (0.72) 11.15 4.03 (b) 421,507&#9; 0.15 (c) 0.17 (d) 1.81  12.3  2022 14.27 0.29 (2.42) (2.13) (0.32) (0.39) (0.71) 11.43 (15.71) (b) 272,529&#9; 0.18 (c) 0.20 (d) 2.30  13.6  2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27 21.94 (b) 207,361&#9; 0.19 (c) 0.21 (d) 2.69  14.2  Institutional shares 2025 13.07 0.39 1.19 1.58 (0.36) (0.07) (0.43) 14.22 12.45  56,365&#9; 0.05 (e) –  2.94  24.4  2024 11.21 0.39 1.89 2.28 (0.34) (0.08) (0.42) 13.07 20.70  59,042&#9; 0.05 (e) –  3.09  22.6  2023 11.48 0.25 0.21 0.46 (0.22) (0.51) (0.73) 11.21 4.20  61,975&#9; 0.05 (e) –  2.13  12.3  2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48 (15.63)  64,787&#9; 0.05 (e) –  2.70  13.6  2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33 22.14  75,042&#9; 0.05 (e) –  3.27  14.2  R-6 shares 2025 13.08 0.36 1.22 1.58 (0.36) (0.07) (0.43) 14.23 12.47  236,018&#9; 0.02 (e) –  2.71  24.4  2024 11.21 0.36 1.93 2.29 (0.34) (0.08) (0.42) 13.08 20.83  200,740&#9; 0.02 (e) –  2.86  22.6  2023 11.49 0.25 0.21 0.46 (0.23) (0.51) (0.74) 11.21 4.15  158,302&#9; 0.02 (e) –  2.19  12.3  2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49 (15.60)  178,008&#9; 0.02 (e) –  2.73  13.6  2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34 22.16  206,615&#9; 0.02 (e) –  3.42  14.2  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 76

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2030 FUND Class J shares 2025 $13.40&#9; $0.30&#9; $1.48 $1.78 ($0.33)&#9; ($0.08)&#9; ($0.41)&#9; $14.77 13.62%(b) $921,591 0.17%(c) 0.17%(d) 2.22% 25.4% 2024 11.23&#9; 0.29&#9; 2.29 2.58 (0.32)&#9; (0.09)&#9; (0.41)&#9; 13.40 23.35 (b) 599,229 0.15 (c) 0.16 (d) 2.29 28.9 2023 11.63&#9; 0.16&#9; 0.31 0.47 (0.17)&#9; (0.70)&#9; (0.87)&#9; 11.23 4.25 (b) 317,418 0.16 (c) 0.18 (d) 1.41 11.5 2022 14.78&#9; 0.28&#9; (2.67)&#9; (2.39)&#9; (0.32)&#9; (0.44)&#9; (0.76)&#9; 11.63 (17.04) (b) 203,444 0.19 (c) 0.21 (d) 2.17 16.7 2021 12.32&#9; 0.37&#9; 2.67 3.04 (0.45)&#9; (0.13)&#9; (0.58)&#9; 14.78 25.23 (b) 177,896 0.20 (c) 0.22 (d) 2.61 14.9 Institutional shares 2025 13.51&#9; 0.38&#9; 1.43 1.81 (0.34)&#9; (0.08)&#9; (0.42)&#9; 14.90 13.74 76,499 0.05 (e) – 2.74 25.4 2024 11.31&#9; 0.38&#9; 2.24 2.62 (0.33)&#9; (0.09)&#9; (0.42)&#9; 13.51 23.54 77,524 0.05 (e) – 2.97 28.9 2023 11.71&#9; 0.19&#9; 0.30 0.49 (0.19)&#9; (0.70)&#9; (0.89)&#9; 11.31 4.35 83,006 0.05 (e) – 1.65 11.5 2022 14.86&#9; 0.33&#9; (2.70)&#9; (2.37)&#9; (0.34)&#9; (0.44)&#9; (0.78)&#9; 11.71 (16.87) 77,067 0.05 (e) – 2.56 16.7 2021 12.38&#9; 0.41&#9; 2.66 3.07 (0.46)&#9; (0.13)&#9; (0.59)&#9; 14.86 25.38 92,984 0.05 (e) – 2.93 14.9 R-6 shares 2025 13.50&#9; 0.34&#9; 1.47 1.81 (0.34)&#9; (0.08)&#9; (0.42)&#9; 14.89 13.80 393,066 0.01 (e) – 2.47 25.4 2024 11.31&#9; 0.35&#9; 2.27 2.62 (0.34)&#9; (0.09)&#9; (0.43)&#9; 13.50 23.49 305,260 0.02 (e) – 2.74 28.9 2023 11.71&#9; 0.20&#9; 0.29 0.49 (0.19)&#9; (0.70)&#9; (0.89)&#9; 11.31 4.39 245,018 0.02 (e) – 1.70 11.5 2022 14.86&#9; 0.33&#9; (2.70)&#9; (2.37)&#9; (0.34)&#9; (0.44)&#9; (0.78)&#9; 11.71 (16.84) 237,340 0.02 (e) – 2.54 16.7 2021 12.37&#9; 0.45&#9; 2.63 3.08 (0.46)&#9; (0.13)&#9; (0.59)&#9; 14.86 25.52 261,855 0.02 (e) – 3.23 14.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 77

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2030 FUND Class J shares 2025 $13.40 $0.30 $1.48 $1.78 ($0.33) ($0.08) ($0.41) $14.77 13.62%(b) $921,591&#9; 0.17%(c)&#9; 0.17%(d)&#9; 2.22%&#9; 25.4% 2024 11.23 0.29 2.29 2.58 (0.32) (0.09) (0.41) 13.40 23.35 (b) 599,229&#9; 0.15 (c) 0.16 (d) 2.29  28.9  2023 11.63 0.16 0.31 0.47 (0.17) (0.70) (0.87) 11.23 4.25 (b) 317,418&#9; 0.16 (c) 0.18 (d) 1.41  11.5  2022 14.78 0.28 (2.67) (2.39) (0.32) (0.44) (0.76) 11.63 (17.04) (b) 203,444&#9; 0.19 (c) 0.21 (d) 2.17  16.7  2021 12.32 0.37 2.67 3.04 (0.45) (0.13) (0.58) 14.78 25.23 (b) 177,896&#9; 0.20 (c) 0.22 (d) 2.61  14.9  Institutional shares 2025 13.51 0.38 1.43 1.81 (0.34) (0.08) (0.42) 14.90 13.74  76,499&#9; 0.05 (e) –  2.74  25.4  2024 11.31 0.38 2.24 2.62 (0.33) (0.09) (0.42) 13.51 23.54  77,524&#9; 0.05 (e) –  2.97  28.9  2023 11.71 0.19 0.30 0.49 (0.19) (0.70) (0.89) 11.31 4.35  83,006&#9; 0.05 (e) –  1.65  11.5  2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71 (16.87)  77,067&#9; 0.05 (e) –  2.56  16.7  2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86 25.38  92,984&#9; 0.05 (e) –  2.93  14.9  R-6 shares 2025 13.50 0.34 1.47 1.81 (0.34) (0.08) (0.42) 14.89 13.80  393,066&#9; 0.01 (e) –  2.47  25.4  2024 11.31 0.35 2.27 2.62 (0.34) (0.09) (0.43) 13.50 23.49  305,260&#9; 0.02 (e) –  2.74  28.9  2023 11.71 0.20 0.29 0.49 (0.19) (0.70) (0.89) 11.31 4.39  245,018&#9; 0.02 (e) –  1.70  11.5  2022 14.86 0.33 (2.70) (2.37) (0.34) (0.44) (0.78) 11.71 (16.84)  237,340&#9; 0.02 (e) –  2.54  16.7  2021 12.37 0.45 2.63 3.08 (0.46) (0.13) (0.59) 14.86 25.52  261,855&#9; 0.02 (e) –  3.23  14.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 78

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2035 FUND Class J shares 2025 $14.33&#9; $0.30&#9; $1.77 $2.07 ($0.34)&#9; ($0.11)&#9; ($0.45)&#9; $15.95 14.89%(b) $563,757 0.17%(c) 0.17%(d) 2.07% 28.3% 2024 11.82&#9; 0.28&#9; 2.65 2.93 (0.31)&#9; (0.11)&#9; (0.42)&#9; 14.33 25.26 (b) 382,526 0.17 (c) 0.18 (d) 2.08 21.5 2023 12.20&#9; 0.17&#9; 0.41 0.58 (0.17)&#9; (0.79)&#9; (0.96)&#9; 11.82 4.99 (b) 226,807 0.17 (c) 0.19 (d) 1.37 13.1 2022 15.50&#9; 0.31&#9; (2.88)&#9; (2.57)&#9; (0.34)&#9; (0.39)&#9; (0.73)&#9; 12.20 (17.38) (b) 158,186 0.20 (c) 0.22 (d) 2.27 12.6 2021 12.56&#9; 0.33&#9; 3.14 3.47 (0.42)&#9; (0.11)&#9; (0.53)&#9; 15.50 28.22 (b) 143,236 0.21 (c) 0.24 (d) 2.22 10.6 Institutional shares 2025 14.44&#9; 0.37&#9; 1.73 2.10 (0.35)&#9; (0.11)&#9; (0.46)&#9; 16.08 15.03 84,443 0.05 (e) – 2.48 28.3 2024 11.90&#9; 0.36&#9; 2.61 2.97 (0.32)&#9; (0.11)&#9; (0.43)&#9; 14.44 25.44 79,917 0.05 (e) – 2.61 21.5 2023 12.28&#9; 0.19&#9; 0.41 0.60 (0.19)&#9; (0.79)&#9; (0.98)&#9; 11.90 5.09 77,698 0.05 (e) – 1.55 13.1 2022 15.59&#9; 0.34&#9; (2.90)&#9; (2.56)&#9; (0.36)&#9; (0.39)&#9; (0.75)&#9; 12.28 (17.25) 71,210 0.05 (e) – 2.50 12.6 2021 12.62&#9; 0.40&#9; 3.12 3.52 (0.44)&#9; (0.11)&#9; (0.55)&#9; 15.59 28.46 79,002 0.05 (e) – 2.75 10.6 R-6 shares 2025 14.46&#9; 0.34&#9; 1.77 2.11 (0.36)&#9; (0.11)&#9; (0.47)&#9; 16.10 15.04 309,571 0.02 (e) – 2.33 28.3 2024 11.92&#9; 0.33&#9; 2.65 2.98 (0.33)&#9; (0.11)&#9; (0.44)&#9; 14.46 25.43 251,756 0.02 (e) – 2.40 21.5 2023 12.30&#9; 0.20&#9; 0.40 0.60 (0.19)&#9; (0.79)&#9; (0.98)&#9; 11.92 5.12 183,007 0.02 (e) – 1.62 13.1 2022 15.61&#9; 0.35&#9; (2.91)&#9; (2.56)&#9; (0.36)&#9; (0.39)&#9; (0.75)&#9; 12.30 (17.21) 167,461 0.02 (e) – 2.55 12.6 2021 12.64&#9; 0.42&#9; 3.10 3.52 (0.44)&#9; (0.11)&#9; (0.55)&#9; 15.61 28.45 180,539 0.02 (e) – 2.84 10.6 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 79

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2035 FUND Class J shares 2025 $14.33 $0.30 $1.77 $2.07 ($0.34) ($0.11) ($0.45) $15.95 14.89%(b) $563,757&#9; 0.17%(c)&#9; 0.17%(d)&#9; 2.07%&#9; 28.3% 2024 11.82 0.28 2.65 2.93 (0.31) (0.11) (0.42) 14.33 25.26 (b) 382,526&#9; 0.17 (c) 0.18 (d) 2.08  21.5  2023 12.20 0.17 0.41 0.58 (0.17) (0.79) (0.96) 11.82 4.99 (b) 226,807&#9; 0.17 (c) 0.19 (d) 1.37  13.1  2022 15.50 0.31 (2.88) (2.57) (0.34) (0.39) (0.73) 12.20 (17.38) (b) 158,186&#9; 0.20 (c) 0.22 (d) 2.27  12.6  2021 12.56 0.33 3.14 3.47 (0.42) (0.11) (0.53) 15.50 28.22 (b) 143,236&#9; 0.21 (c) 0.24 (d) 2.22  10.6  Institutional shares 2025 14.44 0.37 1.73 2.10 (0.35) (0.11) (0.46) 16.08 15.03  84,443&#9; 0.05 (e) –  2.48  28.3  2024 11.90 0.36 2.61 2.97 (0.32) (0.11) (0.43) 14.44 25.44  79,917&#9; 0.05 (e) –  2.61  21.5  2023 12.28 0.19 0.41 0.60 (0.19) (0.79) (0.98) 11.90 5.09  77,698&#9; 0.05 (e) –  1.55  13.1  2022 15.59 0.34 (2.90) (2.56) (0.36) (0.39) (0.75) 12.28 (17.25)  71,210&#9; 0.05 (e) –  2.50  12.6  2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59 28.46  79,002&#9; 0.05 (e) –  2.75  10.6  R-6 shares 2025 14.46 0.34 1.77 2.11 (0.36) (0.11) (0.47) 16.10 15.04  309,571&#9; 0.02 (e) –  2.33  28.3  2024 11.92 0.33 2.65 2.98 (0.33) (0.11) (0.44) 14.46 25.43  251,756&#9; 0.02 (e) –  2.40  21.5  2023 12.30 0.20 0.40 0.60 (0.19) (0.79) (0.98) 11.92 5.12  183,007&#9; 0.02 (e) –  1.62  13.1  2022 15.61 0.35 (2.91) (2.56) (0.36) (0.39) (0.75) 12.30 (17.21)  167,461&#9; 0.02 (e) –  2.55  12.6  2021 12.64 0.42 3.10 3.52 (0.44) (0.11) (0.55) 15.61 28.45  180,539&#9; 0.02 (e) –  2.84  10.6  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 80

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2040 FUND Class J shares 2025 $14.93&#9; $0.27&#9; $2.13 $2.40 ($0.32)&#9; ($0.14)&#9; ($0.46)&#9; $16.87 16.57%(b) $716,575 0.18%(c) 0.18%(d) 1.76% 29.8% 2024 12.05&#9; 0.25&#9; 3.04 3.29 (0.28)&#9; (0.13)&#9; (0.41)&#9; 14.93 27.74 (b) 420,423 0.16 (c) 0.18 (d) 1.79 18.7 2023 12.41&#9; 0.15&#9; 0.51 0.66 (0.16)&#9; (0.86)&#9; (1.02)&#9; 12.05 5.74 (b) 234,630 0.18 (c) 0.20 (d) 1.21 10.8 2022 15.84&#9; 0.30&#9; (2.98)&#9; (2.68)&#9; (0.35)&#9; (0.40)&#9; (0.75)&#9; 12.41 (17.72) (b) 138,511 0.21 (c) 0.23 (d) 2.18 13.5 2021 12.58&#9; 0.30&#9; 3.48 3.78 (0.38)&#9; (0.14)&#9; (0.52)&#9; 15.84 30.64 (b) 115,496 0.22 (c) 0.24 (d) 1.98 12.9 Institutional shares 2025 15.06&#9; 0.35&#9; 2.09 2.44 (0.33)&#9; (0.14)&#9; (0.47)&#9; 17.03 16.72 79,643 0.05 (e) – 2.28 29.8 2024 12.14&#9; 0.31&#9; 3.03 3.34 (0.29)&#9; (0.13)&#9; (0.42)&#9; 15.06 27.97 75,455 0.05 (e) – 2.21 18.7 2023 12.50&#9; 0.18&#9; 0.50 0.68 (0.18)&#9; (0.86)&#9; (1.04)&#9; 12.14 5.83 67,043 0.05 (e) – 1.47 10.8 2022 15.93&#9; 0.36&#9; (3.02)&#9; (2.66)&#9; (0.37)&#9; (0.40)&#9; (0.77)&#9; 12.50 (17.53) 58,528 0.05 (e) – 2.58 13.5 2021 12.64&#9; 0.36&#9; 3.47 3.83 (0.40)&#9; (0.14)&#9; (0.54)&#9; 15.93 30.90 68,006 0.05 (e) – 2.42 12.9 R-6 shares 2025 15.08&#9; 0.31&#9; 2.14 2.45 (0.33)&#9; (0.14)&#9; (0.47)&#9; 17.06 16.80 395,084 0.02 (e) – 1.97 29.8 2024 12.16&#9; 0.30&#9; 3.05 3.35 (0.30)&#9; (0.13)&#9; (0.43)&#9; 15.08 27.95 284,795 0.02 (e) – 2.14 18.7 2023 12.52&#9; 0.19&#9; 0.49 0.68 (0.18)&#9; (0.86)&#9; (1.04)&#9; 12.16 5.86 210,538 0.02 (e) – 1.52 10.8 2022 15.96&#9; 0.35&#9; (3.02)&#9; (2.67)&#9; (0.37)&#9; (0.40)&#9; (0.77)&#9; 12.52 (17.54) 187,431 0.02 (e) – 2.50 13.5 2021 12.66&#9; 0.38&#9; 3.46 3.84 (0.40)&#9; (0.14)&#9; (0.54)&#9; 15.96 30.97 194,948 0.02 (e) – 2.56 12.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 81

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2040 FUND Class J shares 2025 $14.93 $0.27 $2.13 $2.40 ($0.32) ($0.14) ($0.46) $16.87 16.57%(b) $716,575&#9; 0.18%(c)&#9; 0.18%(d)&#9; 1.76%&#9; 29.8% 2024 12.05 0.25 3.04 3.29 (0.28) (0.13) (0.41) 14.93 27.74 (b) 420,423&#9; 0.16 (c) 0.18 (d) 1.79  18.7  2023 12.41 0.15 0.51 0.66 (0.16) (0.86) (1.02) 12.05 5.74 (b) 234,630&#9; 0.18 (c) 0.20 (d) 1.21  10.8  2022 15.84 0.30 (2.98) (2.68) (0.35) (0.40) (0.75) 12.41 (17.72) (b) 138,511&#9; 0.21 (c) 0.23 (d) 2.18  13.5  2021 12.58 0.30 3.48 3.78 (0.38) (0.14) (0.52) 15.84 30.64 (b) 115,496&#9; 0.22 (c) 0.24 (d) 1.98  12.9  Institutional shares 2025 15.06 0.35 2.09 2.44 (0.33) (0.14) (0.47) 17.03 16.72  79,643&#9; 0.05 (e) –  2.28  29.8  2024 12.14 0.31 3.03 3.34 (0.29) (0.13) (0.42) 15.06 27.97  75,455&#9; 0.05 (e) –  2.21  18.7  2023 12.50 0.18 0.50 0.68 (0.18) (0.86) (1.04) 12.14 5.83  67,043&#9; 0.05 (e) –  1.47  10.8  2022 15.93 0.36 (3.02) (2.66) (0.37) (0.40) (0.77) 12.50 (17.53)  58,528&#9; 0.05 (e) –  2.58  13.5  2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93 30.90  68,006&#9; 0.05 (e) –  2.42  12.9  R-6 shares 2025 15.08 0.31 2.14 2.45 (0.33) (0.14) (0.47) 17.06 16.80  395,084&#9; 0.02 (e) –  1.97  29.8  2024 12.16 0.30 3.05 3.35 (0.30) (0.13) (0.43) 15.08 27.95  284,795&#9; 0.02 (e) –  2.14  18.7  2023 12.52 0.19 0.49 0.68 (0.18) (0.86) (1.04) 12.16 5.86  210,538&#9; 0.02 (e) –  1.52  10.8  2022 15.96 0.35 (3.02) (2.67) (0.37) (0.40) (0.77) 12.52 (17.54)  187,431&#9; 0.02 (e) –  2.50  13.5  2021 12.66 0.38 3.46 3.84 (0.40) (0.14) (0.54) 15.96 30.97  194,948&#9; 0.02 (e) –  2.56  12.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 82

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2045 FUND Class J shares 2025 $15.63&#9; $0.28&#9; $2.43 $2.71 ($0.30)&#9; ($0.18)&#9; ($0.48)&#9; $17.86 17.88%(b) $293,165 0.19%(c) 0.19%(d) 1.72% 35.2% 2024 12.42&#9; 0.24&#9; 3.38 3.62 (0.26)&#9; (0.15)&#9; (0.41)&#9; 15.63 29.59 (b) 212,485 0.18 (c) 0.19 (d) 1.65 20.2 2023 12.82&#9; 0.15&#9; 0.59 0.74 (0.16)&#9; (0.98)&#9; (1.14)&#9; 12.42 6.18 (b) 125,834 0.21 (c) 0.23 (d) 1.15 10.8 2022 16.35&#9; 0.30&#9; (3.09)&#9; (2.79)&#9; (0.37)&#9; (0.37)&#9; (0.74)&#9; 12.82 (17.90) (b) 86,099 0.24 (c) 0.26 (d) 2.10 15.9 2021 12.71&#9; 0.28&#9; 3.83 4.11 (0.35)&#9; (0.12)&#9; (0.47)&#9; 16.35 32.92 (b) 70,004 0.26 (c) 0.28 (d) 1.81 13.5 Institutional shares 2025 15.74&#9; 0.34&#9; 2.42 2.76 (0.32)&#9; (0.18)&#9; (0.50)&#9; 18.00 18.08 64,961 0.05 (e) – 2.07 35.2 2024 12.51&#9; 0.30&#9; 3.36 3.66 (0.28)&#9; (0.15)&#9; (0.43)&#9; 15.74 29.69 62,223 0.05 (e) – 2.06 20.2 2023 12.90&#9; 0.18&#9; 0.59 0.77 (0.18)&#9; (0.98)&#9; (1.16)&#9; 12.51 6.39 56,859 0.05 (e) – 1.38 10.8 2022 16.44&#9; 0.36&#9; (3.14)&#9; (2.78)&#9; (0.39)&#9; (0.37)&#9; (0.76)&#9; 12.90 (17.75) 49,445 0.05 (e) – 2.52 15.9 2021 12.77&#9; 0.34&#9; 3.82 4.16 (0.37)&#9; (0.12)&#9; (0.49)&#9; 16.44 33.20 55,809 0.05 (e) – 2.22 13.5 R-6 shares 2025 15.77&#9; 0.30&#9; 2.47 2.77 (0.33)&#9; (0.18)&#9; (0.51)&#9; 18.03 18.08 283,766 0.02 (e) – 1.83 35.2 2024 12.53&#9; 0.28&#9; 3.39 3.67 (0.28)&#9; (0.15)&#9; (0.43)&#9; 15.77 29.76 208,027 0.02 (e) – 1.90 20.2 2023 12.92&#9; 0.18&#9; 0.59 0.77 (0.18)&#9; (0.98)&#9; (1.16)&#9; 12.53 6.42 147,185 0.02 (e) – 1.39 10.8 2022 16.46&#9; 0.36&#9; (3.14)&#9; (2.78)&#9; (0.39)&#9; (0.37)&#9; (0.76)&#9; 12.92 (17.71) 119,980 0.02 (e) – 2.49 15.9 2021 12.79&#9; 0.35&#9; 3.81 4.16 (0.37)&#9; (0.12)&#9; (0.49)&#9; 16.46 33.18 122,476 0.02 (e) – 2.30 13.5 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 83

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2045 FUND Class J shares 2025 $15.63 $0.28 $2.43 $2.71 ($0.30) ($0.18) ($0.48) $17.86 17.88%(b) $293,165&#9; 0.19%(c)&#9; 0.19%(d)&#9; 1.72%&#9; 35.2% 2024 12.42 0.24 3.38 3.62 (0.26) (0.15) (0.41) 15.63 29.59 (b) 212,485&#9; 0.18 (c) 0.19 (d) 1.65  20.2  2023 12.82 0.15 0.59 0.74 (0.16) (0.98) (1.14) 12.42 6.18 (b) 125,834&#9; 0.21 (c) 0.23 (d) 1.15  10.8  2022 16.35 0.30 (3.09) (2.79) (0.37) (0.37) (0.74) 12.82 (17.90) (b) 86,099&#9; 0.24 (c) 0.26 (d) 2.10  15.9  2021 12.71 0.28 3.83 4.11 (0.35) (0.12) (0.47) 16.35 32.92 (b) 70,004&#9; 0.26 (c) 0.28 (d) 1.81  13.5  Institutional shares 2025 15.74 0.34 2.42 2.76 (0.32) (0.18) (0.50) 18.00 18.08  64,961&#9; 0.05 (e) –  2.07  35.2  2024 12.51 0.30 3.36 3.66 (0.28) (0.15) (0.43) 15.74 29.69  62,223&#9; 0.05 (e) –  2.06  20.2  2023 12.90 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.51 6.39  56,859&#9; 0.05 (e) –  1.38  10.8  2022 16.44 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.90 (17.75)  49,445&#9; 0.05 (e) –  2.52  15.9  2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44 33.20  55,809&#9; 0.05 (e) –  2.22  13.5  R-6 shares 2025 15.77 0.30 2.47 2.77 (0.33) (0.18) (0.51) 18.03 18.08  283,766&#9; 0.02 (e) –  1.83  35.2  2024 12.53 0.28 3.39 3.67 (0.28) (0.15) (0.43) 15.77 29.76  208,027&#9; 0.02 (e) –  1.90  20.2  2023 12.92 0.18 0.59 0.77 (0.18) (0.98) (1.16) 12.53 6.42  147,185&#9; 0.02 (e) –  1.39  10.8  2022 16.46 0.36 (3.14) (2.78) (0.39) (0.37) (0.76) 12.92 (17.71)  119,980&#9; 0.02 (e) –  2.49  15.9  2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46 33.18  122,476&#9; 0.02 (e) –  2.30  13.5  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 84

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2050 FUND Class J shares 2025 $16.10&#9; $0.26&#9; $2.70 $2.96 ($0.28)&#9; ($0.20)&#9; ($0.48)&#9; $18.58 18.95%(b) $238,731 0.21%(c) 0.21%(d) 1.53% 33.7% 2024 12.64&#9; 0.22&#9; 3.64 3.86 (0.24)&#9; (0.16)&#9; (0.40)&#9; 16.10 31.00 (b) 173,862 0.20 (c) 0.22 (d) 1.44 18.1 2023 12.98&#9; 0.14&#9; 0.64 0.78 (0.15)&#9; (0.97)&#9; (1.12)&#9; 12.64 6.52 (b) 103,198 0.23 (c) 0.25 (d) 1.05 8.5 2022 16.55&#9; 0.29&#9; (3.14)&#9; (2.85)&#9; (0.36)&#9; (0.36)&#9; (0.72)&#9; 12.98 (18.01) (b) 70,033 0.26 (c) 0.28 (d) 2.05 16.3 2021 12.73&#9; 0.26&#9; 4.02 4.28 (0.32)&#9; (0.14)&#9; (0.46)&#9; 16.55 34.17 (b) 57,162 0.28 (c) 0.30 (d) 1.65 12.1 Institutional shares 2025 16.20&#9; 0.30&#9; 2.72 3.02 (0.31)&#9; (0.20)&#9; (0.51)&#9; 18.71 19.18 68,856 0.05 (e) – 1.79 33.7 2024 12.71&#9; 0.27&#9; 3.64 3.91 (0.26)&#9; (0.16)&#9; (0.42)&#9; 16.20 31.24 56,693 0.05 (e) – 1.78 18.1 2023 13.05&#9; 0.17&#9; 0.64 0.81 (0.18)&#9; (0.97)&#9; (1.15)&#9; 12.71 6.68 46,298 0.05 (e) – 1.32 8.5 2022 16.63&#9; 0.36&#9; (3.19)&#9; (2.83)&#9; (0.39)&#9; (0.36)&#9; (0.75)&#9; 13.05 (17.85) 39,987 0.05 (e) – 2.47 16.3 2021 12.77&#9; 0.32&#9; 4.02 4.34 (0.34)&#9; (0.14)&#9; (0.48)&#9; 16.63 34.60 43,480 0.05 (e) – 2.04 12.1 R-6 shares 2025 16.20&#9; 0.27&#9; 2.76 3.03 (0.31)&#9; (0.20)&#9; (0.51)&#9; 18.72 19.27 299,635 0.02 (e) – 1.63 33.7 2024 12.72&#9; 0.26&#9; 3.64 3.90 (0.26)&#9; (0.16)&#9; (0.42)&#9; 16.20 31.17 200,935 0.02 (e) – 1.72 18.1 2023 13.05&#9; 0.17&#9; 0.65 0.82 (0.18)&#9; (0.97)&#9; (1.15)&#9; 12.72 6.80 139,155 0.02 (e) – 1.30 8.5 2022 16.63&#9; 0.35&#9; (3.17)&#9; (2.82)&#9; (0.40)&#9; (0.36)&#9; (0.76)&#9; 13.05 (17.83) 108,293 0.02 (e) – 2.45 16.3 2021 12.78&#9; 0.32&#9; 4.01 4.33 (0.34)&#9; (0.14)&#9; (0.48)&#9; 16.63 34.53 105,040 0.02 (e) – 2.08 12.1 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 85

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2050 FUND Class J shares 2025 $16.10 $0.26 $2.70 $2.96 ($0.28) ($0.20) ($0.48) $18.58 18.95%(b) $238,731&#9; 0.21%(c)&#9; 0.21%(d)&#9; 1.53%&#9; 33.7% 2024 12.64 0.22 3.64 3.86 (0.24) (0.16) (0.40) 16.10 31.00 (b) 173,862&#9; 0.20 (c) 0.22 (d) 1.44  18.1  2023 12.98 0.14 0.64 0.78 (0.15) (0.97) (1.12) 12.64 6.52 (b) 103,198&#9; 0.23 (c) 0.25 (d) 1.05  8.5  2022 16.55 0.29 (3.14) (2.85) (0.36) (0.36) (0.72) 12.98 (18.01) (b) 70,033&#9; 0.26 (c) 0.28 (d) 2.05  16.3  2021 12.73 0.26 4.02 4.28 (0.32) (0.14) (0.46) 16.55 34.17 (b) 57,162&#9; 0.28 (c) 0.30 (d) 1.65  12.1  Institutional shares 2025 16.20 0.30 2.72 3.02 (0.31) (0.20) (0.51) 18.71 19.18  68,856&#9; 0.05 (e) –  1.79  33.7  2024 12.71 0.27 3.64 3.91 (0.26) (0.16) (0.42) 16.20 31.24  56,693&#9; 0.05 (e) –  1.78  18.1  2023 13.05 0.17 0.64 0.81 (0.18) (0.97) (1.15) 12.71 6.68  46,298&#9; 0.05 (e) –  1.32  8.5  2022 16.63 0.36 (3.19) (2.83) (0.39) (0.36) (0.75) 13.05 (17.85)  39,987&#9; 0.05 (e) –  2.47  16.3  2021 12.77 0.32 4.02 4.34 (0.34) (0.14) (0.48) 16.63 34.60  43,480&#9; 0.05 (e) –  2.04  12.1  R-6 shares 2025 16.20 0.27 2.76 3.03 (0.31) (0.20) (0.51) 18.72 19.27  299,635&#9; 0.02 (e) –  1.63  33.7  2024 12.72 0.26 3.64 3.90 (0.26) (0.16) (0.42) 16.20 31.17  200,935&#9; 0.02 (e) –  1.72  18.1  2023 13.05 0.17 0.65 0.82 (0.18) (0.97) (1.15) 12.72 6.80  139,155&#9; 0.02 (e) –  1.30  8.5  2022 16.63 0.35 (3.17) (2.82) (0.40) (0.36) (0.76) 13.05 (17.83)  108,293&#9; 0.02 (e) –  2.45  16.3  2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63 34.53  105,040&#9; 0.02 (e) –  2.08  12.1  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 86

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2055 FUND Class J shares 2025 $16.57&#9; $0.24&#9; $2.85 $3.09 ($0.29)&#9; ($0.20)&#9; ($0.49)&#9; $19.17 19.19%(b) $162,437 0.26%(c) 0.26%(d) 1.40% 33.7% 2024 13.00&#9; 0.20&#9; 3.76 3.96 (0.24)&#9; (0.15)&#9; (0.39)&#9; 16.57 30.91 (b) 106,439 0.26 (c) 0.27 (d) 1.30 16.8 2023 13.31&#9; 0.12&#9; 0.68 0.80 (0.16)&#9; (0.95)&#9; (1.11)&#9; 13.00 6.44 (b) 55,536 0.30 (c) 0.35 (d) 0.91 7.3 2022 16.92&#9; 0.29&#9; (3.22)&#9; (2.93)&#9; (0.37)&#9; (0.31)&#9; (0.68)&#9; 13.31 (18.06) (b) 32,146 0.30 (c) 0.39 (d) 1.96 13.4 2021 12.86&#9; 0.21&#9; 4.28 4.49 (0.30)&#9; (0.13)&#9; (0.43)&#9; 16.92 35.47 (b) 24,427 0.30 (c) 0.44 (d) 1.30 9.1 Institutional shares 2025 16.71&#9; 0.33&#9; 2.82 3.15 (0.31)&#9; (0.20)&#9; (0.51)&#9; 19.35 19.46 38,515 0.05 (e) – 1.90 33.7 2024 13.10&#9; 0.28&#9; 3.75 4.03 (0.27)&#9; (0.15)&#9; (0.42)&#9; 16.71 31.21 37,805 0.05 (e) – 1.81 16.8 2023 13.40&#9; 0.17&#9; 0.66 0.83 (0.18)&#9; (0.95)&#9; (1.13)&#9; 13.10 6.70 30,824 0.05 (e) – 1.27 7.3 2022 17.01&#9; 0.36&#9; (3.26)&#9; (2.90)&#9; (0.40)&#9; (0.31)&#9; (0.71)&#9; 13.40 (17.82) 24,173 0.05 (e) – 2.45 13.4 2021 12.92&#9; 0.28&#9; 4.27 4.55 (0.33)&#9; (0.13)&#9; (0.46)&#9; 17.01 35.76 25,049 0.05 (e) – 1.74 9.1 R-6 shares 2025 16.75&#9; 0.28&#9; 2.88 3.16 (0.32)&#9; (0.20)&#9; (0.52)&#9; 19.39 19.45 188,760 0.02 (e) – 1.61 33.7 2024 13.13&#9; 0.26&#9; 3.78 4.04 (0.27)&#9; (0.15)&#9; (0.42)&#9; 16.75 31.25 125,778 0.02 (e) – 1.66 16.8 2023 13.43&#9; 0.17&#9; 0.67 0.84 (0.19)&#9; (0.95)&#9; (1.14)&#9; 13.13 6.72 80,370 0.02 (e) – 1.24 7.3 2022 17.04&#9; 0.35&#9; (3.25)&#9; (2.90)&#9; (0.40)&#9; (0.31)&#9; (0.71)&#9; 13.43 (17.77) 55,493 0.02 (e) – 2.39 13.4 2021 12.94&#9; 0.30&#9; 4.26 4.56 (0.33)&#9; (0.13)&#9; (0.46)&#9; 17.04 35.79 50,453 0.02 (e) – 1.92 9.1 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 87

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2055 FUND Class J shares 2025 $16.57 $0.24 $2.85 $3.09 ($0.29) ($0.20) ($0.49) $19.17 19.19%(b) $162,437&#9; 0.26%(c)&#9; 0.26%(d)&#9; 1.40%&#9; 33.7% 2024 13.00 0.20 3.76 3.96 (0.24) (0.15) (0.39) 16.57 30.91 (b) 106,439&#9; 0.26 (c) 0.27 (d) 1.30  16.8  2023 13.31 0.12 0.68 0.80 (0.16) (0.95) (1.11) 13.00 6.44 (b) 55,536&#9; 0.30 (c) 0.35 (d) 0.91  7.3  2022 16.92 0.29 (3.22) (2.93) (0.37) (0.31) (0.68) 13.31 (18.06) (b) 32,146&#9; 0.30 (c) 0.39 (d) 1.96  13.4  2021 12.86 0.21 4.28 4.49 (0.30) (0.13) (0.43) 16.92 35.47 (b) 24,427&#9; 0.30 (c) 0.44 (d) 1.30  9.1  Institutional shares 2025 16.71 0.33 2.82 3.15 (0.31) (0.20) (0.51) 19.35 19.46  38,515&#9; 0.05 (e) –  1.90  33.7  2024 13.10 0.28 3.75 4.03 (0.27) (0.15) (0.42) 16.71 31.21  37,805&#9; 0.05 (e) –  1.81  16.8  2023 13.40 0.17 0.66 0.83 (0.18) (0.95) (1.13) 13.10 6.70  30,824&#9; 0.05 (e) –  1.27  7.3  2022 17.01 0.36 (3.26) (2.90) (0.40) (0.31) (0.71) 13.40 (17.82)  24,173&#9; 0.05 (e) –  2.45  13.4  2021 12.92 0.28 4.27 4.55 (0.33) (0.13) (0.46) 17.01 35.76  25,049&#9; 0.05 (e) –  1.74  9.1  R-6 shares 2025 16.75 0.28 2.88 3.16 (0.32) (0.20) (0.52) 19.39 19.45  188,760&#9; 0.02 (e) –  1.61  33.7  2024 13.13 0.26 3.78 4.04 (0.27) (0.15) (0.42) 16.75 31.25  125,778&#9; 0.02 (e) –  1.66  16.8  2023 13.43 0.17 0.67 0.84 (0.19) (0.95) (1.14) 13.13 6.72  80,370&#9; 0.02 (e) –  1.24  7.3  2022 17.04 0.35 (3.25) (2.90) (0.40) (0.31) (0.71) 13.43 (17.77)  55,493&#9; 0.02 (e) –  2.39  13.4  2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04 35.79  50,453&#9; 0.02 (e) –  1.92  9.1  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 88

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2060 FUND Class J shares 2025 $17.08&#9; $0.24&#9; $2.93 $3.17 ($0.29)&#9; ($0.20)&#9; ($0.49)&#9; $19.76 19.09%(b) $93,839 0.30%(c) 0.35%(d) 1.35% 33.5% 2024 13.39&#9; 0.19&#9; 3.89 4.08 (0.25)&#9; (0.14)&#9; (0.39)&#9; 17.08 30.91 (b) 58,029 0.30 (c) 0.37 (d) 1.21 17.4 2023 13.56&#9; 0.12&#9; 0.70 0.82 (0.16)&#9; (0.83)&#9; (0.99)&#9; 13.39 6.47 (b) 27,750 0.30 (c) 0.52 (d) 0.89 7.6 2022 17.18&#9; 0.27&#9; (3.26)&#9; (2.99)&#9; (0.38)&#9; (0.25)&#9; (0.63)&#9; 13.56 (18.08) (b) 15,523 0.30 (c) 0.58 (d) 1.79 13.8 2021 12.97&#9; 0.19&#9; 4.44 4.63 (0.30)&#9; (0.12)&#9; (0.42)&#9; 17.18 36.20 (b) 9,593 0.30 (c) 0.82 (d) 1.16 12.9 Institutional shares 2025 17.30&#9; 0.33&#9; 2.93 3.26 (0.32)&#9; (0.20)&#9; (0.52)&#9; 20.04 19.43 23,393 0.05 (e) – 1.84 33.5 2024 13.55&#9; 0.29&#9; 3.88 4.17 (0.28)&#9; (0.14)&#9; (0.42)&#9; 17.30 31.22 18,781 0.05 (e) – 1.80 17.4 2023 13.71&#9; 0.17&#9; 0.69 0.86 (0.19)&#9; (0.83)&#9; (1.02)&#9; 13.55 6.68 14,276 0.05 (e) – 1.23 7.6 2022 17.33&#9; 0.35&#9; (3.31)&#9; (2.96)&#9; (0.41)&#9; (0.25)&#9; (0.66)&#9; 13.71 (17.80) 10,035 0.05 (e) – 2.35 13.8 2021 13.07&#9; 0.24&#9; 4.45 4.69 (0.31)&#9; (0.12)&#9; (0.43)&#9; 17.33 36.46 9,423 0.05 (e) – 1.48 12.9 R-6 shares 2025 17.36&#9; 0.29&#9; 2.99 3.28 (0.33)&#9; (0.20)&#9; (0.53)&#9; 20.11 19.45 103,388 0.02 (e) – 1.59 33.5 2024 13.59&#9; 0.27&#9; 3.92 4.19 (0.28)&#9; (0.14)&#9; (0.42)&#9; 17.36 31.29 66,316 0.02 (e) – 1.64 17.4 2023 13.74&#9; 0.17&#9; 0.70 0.87 (0.19)&#9; (0.83)&#9; (1.02)&#9; 13.59 6.74 39,797 0.02 (e) – 1.20 7.6 2022 17.37&#9; 0.35&#9; (3.32)&#9; (2.97)&#9; (0.41)&#9; (0.25)&#9; (0.66)&#9; 13.74 (17.81) 24,880 0.02 (e) – 2.30 13.8 2021 13.09&#9; 0.28&#9; 4.43 4.71 (0.31)&#9; (0.12)&#9; (0.43)&#9; 17.37 36.56 19,773 0.02 (e) – 1.70 12.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 89

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2060 FUND Class J shares 2025 $17.08 $0.24 $2.93 $3.17 ($0.29) ($0.20) ($0.49) $19.76 19.09%(b) $93,839&#9; 0.30%(c)&#9; 0.35%(d)&#9; 1.35%&#9; 33.5% 2024 13.39 0.19 3.89 4.08 (0.25) (0.14) (0.39) 17.08 30.91 (b) 58,029&#9; 0.30 (c) 0.37 (d) 1.21  17.4  2023 13.56 0.12 0.70 0.82 (0.16) (0.83) (0.99) 13.39 6.47 (b) 27,750&#9; 0.30 (c) 0.52 (d) 0.89  7.6  2022 17.18 0.27 (3.26) (2.99) (0.38) (0.25) (0.63) 13.56 (18.08) (b) 15,523&#9; 0.30 (c) 0.58 (d) 1.79  13.8  2021 12.97 0.19 4.44 4.63 (0.30) (0.12) (0.42) 17.18 36.20 (b) 9,593&#9; 0.30 (c) 0.82 (d) 1.16  12.9  Institutional shares 2025 17.30 0.33 2.93 3.26 (0.32) (0.20) (0.52) 20.04 19.43  23,393&#9; 0.05 (e) –  1.84  33.5  2024 13.55 0.29 3.88 4.17 (0.28) (0.14) (0.42) 17.30 31.22  18,781&#9; 0.05 (e) –  1.80  17.4  2023 13.71 0.17 0.69 0.86 (0.19) (0.83) (1.02) 13.55 6.68  14,276&#9; 0.05 (e) –  1.23  7.6  2022 17.33 0.35 (3.31) (2.96) (0.41) (0.25) (0.66) 13.71 (17.80)  10,035&#9; 0.05 (e) –  2.35  13.8  2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33 36.46  9,423&#9; 0.05 (e) –  1.48  12.9  R-6 shares 2025 17.36 0.29 2.99 3.28 (0.33) (0.20) (0.53) 20.11 19.45  103,388&#9; 0.02 (e) –  1.59  33.5  2024 13.59 0.27 3.92 4.19 (0.28) (0.14) (0.42) 17.36 31.29  66,316&#9; 0.02 (e) –  1.64  17.4  2023 13.74 0.17 0.70 0.87 (0.19) (0.83) (1.02) 13.59 6.74  39,797&#9; 0.02 (e) –  1.20  7.6  2022 17.37 0.35 (3.32) (2.97) (0.41) (0.25) (0.66) 13.74 (17.81)  24,880&#9; 0.02 (e) –  2.30  13.8  2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37 36.56  19,773&#9; 0.02 (e) –  1.70  12.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 90

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss) (a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2065 FUND Class J shares 2025 $15.47&#9; $0.19&#9; $2.69 $2.88 ($0.27)&#9; ($0.16)&#9; $– ($0.43)&#9; $17.92 19.12%(b) $38,114 0.30%(c) 0.53%(d) 1.20% 34.6% 2024 12.12&#9; 0.17&#9; 3.52 3.69 (0.23)&#9; (0.11)&#9; – (0.34) 15.47 30.91 (b) 20,034 0.30 (c) 0.62 (d) 1.17 18.7 2023 12.20&#9; 0.12&#9; 0.62 0.74 (0.16)&#9; (0.66)&#9; – (0.82) 12.12 6.37 (b) 8,800 0.30 (c) 0.87 (d) 0.96 16.3 2022 15.22&#9; 0.30&#9; (2.98)&#9; (2.68)&#9; (0.34)&#9; – – (0.34)&#9; 12.20 (18.04) (b) 5,632 0.30 (c) 0.89 (d) 2.26 28.4 2021 11.36&#9; 0.17&#9; 3.95 4.12 (0.25)&#9; – (0.01) (0.26)&#9; 15.22 36.67 (b) 5,381 0.30 (c) 1.24 (d) 1.19 31.3 Institutional shares 2025 15.74&#9; 0.28&#9; 2.68 2.96 (0.29)&#9; (0.16)&#9; – (0.45) 18.25 19.39 4,973 0.05 (e) – 1.71 34.6 2024 12.31&#9; 0.23&#9; 3.56 3.79 (0.25)&#9; (0.11)&#9; – (0.36) 15.74 31.25 3,547 0.05 (e) – 1.52 18.7 2023 12.36&#9; 0.14&#9; 0.64 0.78 (0.17)&#9; (0.66)&#9; – (0.83) 12.31 6.67 1,946 0.05 (e) – 1.11 16.3 2022 15.38&#9; 0.29&#9; (2.96)&#9; (2.67)&#9; (0.35)&#9; – – (0.35)&#9; 12.36 (17.81) 1,463 0.05 (e) – 2.12 28.4 2021 11.45&#9; 0.19&#9; 4.00 4.19 (0.25)&#9; – (0.01) (0.26)&#9; 15.38 37.00 1,312 0.05 (e) – 1.29 31.3 R-6 shares 2025 15.76&#9; 0.26&#9; 2.72 2.98 (0.29)&#9; (0.16)&#9; – (0.45) 18.29 19.49 38,740 0.02 (e) – 1.58 34.6 2024 12.33&#9; 0.23&#9; 3.56 3.79 (0.25)&#9; (0.11)&#9; – (0.36) 15.76 31.20 23,393 0.02 (e) – 1.56 18.7 2023 12.37&#9; 0.13&#9; 0.66 0.79 (0.17)&#9; (0.66)&#9; – (0.83) 12.33 6.75 12,636 0.02 (e) – 1.04 16.3 2022 15.39&#9; 0.28&#9; (2.95)&#9; (2.67)&#9; (0.35)&#9; – – (0.35)&#9; 12.37 (17.80) 5,956 0.02 (e) – 2.07 28.4 2021 11.45&#9; 0.27&#9; 3.93 4.20 (0.25)&#9; – (0.01) (0.26)&#9; 15.39 37.09 3,340 0.02 (e) – 1.91 31.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 91

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss) (a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2065 FUND Class J shares 2025 $15.47 $0.19 $2.69 $2.88 ($0.27) ($0.16) $– ($0.43) $17.92 19.12%(b) $38,114&#9; 0.30%(c)&#9; 0.53%(d)&#9; 1.20%&#9; 34.6% 2024 12.12 0.17 3.52 3.69 (0.23) (0.11) – (0.34) 15.47 30.91 (b) 20,034&#9; 0.30 (c) 0.62 (d) 1.17  18.7  2023 12.20 0.12 0.62 0.74 (0.16) (0.66) – (0.82) 12.12 6.37 (b) 8,800&#9; 0.30 (c) 0.87 (d) 0.96  16.3  2022 15.22 0.30 (2.98) (2.68) (0.34) – – (0.34) 12.20 (18.04) (b) 5,632&#9; 0.30 (c) 0.89 (d) 2.26  28.4  2021 11.36 0.17 3.95 4.12 (0.25) – (0.01) (0.26) 15.22 36.67 (b) 5,381&#9; 0.30 (c) 1.24 (d) 1.19  31.3  Institutional shares 2025 15.74 0.28 2.68 2.96 (0.29) (0.16) – (0.45) 18.25 19.39  4,973&#9; 0.05 (e) –  1.71  34.6  2024 12.31 0.23 3.56 3.79 (0.25) (0.11) – (0.36) 15.74 31.25  3,547&#9; 0.05 (e) –  1.52  18.7  2023 12.36 0.14 0.64 0.78 (0.17) (0.66) – (0.83) 12.31 6.67  1,946&#9; 0.05 (e) –  1.11  16.3  2022 15.38 0.29 (2.96) (2.67) (0.35) – – (0.35) 12.36 (17.81)  1,463&#9; 0.05 (e) –  2.12  28.4  2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38 37.00  1,312&#9; 0.05 (e) –  1.29  31.3  R-6 shares 2025 15.76 0.26 2.72 2.98 (0.29) (0.16) – (0.45) 18.29 19.49  38,740&#9; 0.02 (e) –  1.58  34.6  2024 12.33 0.23 3.56 3.79 (0.25) (0.11) – (0.36) 15.76 31.20  23,393&#9; 0.02 (e) –  1.56  18.7  2023 12.37 0.13 0.66 0.79 (0.17) (0.66) – (0.83) 12.33 6.75  12,636&#9; 0.02 (e) –  1.04  16.3  2022 15.39 0.28 (2.95) (2.67) (0.35) – – (0.35) 12.37 (17.80)  5,956&#9; 0.02 (e) –  2.07  28.4  2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39 37.09  3,340&#9; 0.02 (e) –  1.91  31.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 92

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2070 FUND Class J shares 2025 $13.10&#9; $0.13 $2.31&#9; $2.44&#9; &#9; ($0.24)&#9; &#9; ($0.10)&#9; &#9; ($0.34)&#9; $15.20 19.07%(b) $3,513 0.30%(c) 1.49%(d) 0.94% 49.5% 2024 10.15&#9; 0.12 3.04&#9; 3.16&#9; &#9; (0.20)&#9; &#9; (0.01)&#9; &#9; (0.21)&#9; 13.10 31.44 (b) 1,164 0.30 (c) 3.97 (d) 0.98 48.0 2023(e) 10.00&#9; &#9; (0.01)&#9; 0.16&#9; 0.15&#9; – – – 10.15 1.50 (b),(f) 355 0.30 (c),(g) 40.52 (d),(g) (0.14) (g) 130.0 (g) Institutional shares 2025 12.99&#9; 0.08 2.38&#9; 2.46&#9; &#9; (0.24)&#9; &#9; (0.10)&#9; &#9; (0.34)&#9; 15.11 19.39 2,396 0.05 (h) – 0.61 49.5 2024 10.06&#9; 0.10 3.04&#9; 3.14&#9; &#9; (0.20)&#9; &#9; (0.01)&#9; &#9; (0.21)&#9; 12.99 31.53 263 0.05 (h) – 0.76 48.0 2023(e) 10.00&#9; 0.01 0.05&#9; 0.06&#9; – – – 10.06 0.60 (f) 36 0.05 (g),(h) – 0.10 (g) 130.0 (g) R-6 shares 2025 13.00&#9; 0.20 2.26&#9; 2.46&#9; &#9; (0.24)&#9; &#9; (0.10)&#9; &#9; (0.34)&#9; 15.12 19.37 6,408 0.02 (h) – 1.47 49.5 2024 10.07&#9; 0.09 3.05&#9; 3.14&#9; &#9; (0.20)&#9; &#9; (0.01)&#9; &#9; (0.21)&#9; 13.00 31.50 2,667 0.02 (h) – 0.74 48.0 2023(e) 10.00&#9; 0.01 0.06&#9; 0.07&#9; – – – 10.07 0.70 (f) 282 0.02 (g),(h) – 0.16 (g) 130.0 (g) (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Period from March 1, 2023, date operations commenced, through October 31, 2023. (f) Total return amounts have not been annualized. (g) Computed on an annualized basis. (h) Subject to Manager's contractual expense limit. 93

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID 2070 FUND Class J shares 2025 $13.10 $0.13 $2.31 $2.44 ($0.24) ($0.10) ($0.34) $15.20 19.07%(b) $3,513&#9; 0.30%(c) 1.49%(d) 0.94% 49.5% 2024 10.15 0.12 3.04 3.16 (0.20) (0.01) (0.21) 13.10 31.44 (b) 1,164&#9; 0.30 (c) 3.97 (d) 0.98  48.0  2023(e) 10.00 (0.01) 0.16 0.15 – – – 10.15 1.50 (b),(f) 355&#9; 0.30 (c),(g) 40.52 (d),(g) (0.14) (g) 130.0 (g) Institutional shares 2025 12.99 0.08 2.38 2.46 (0.24) (0.10) (0.34) 15.11 19.39  2,396&#9; 0.05 (h) –  0.61  49.5  2024 10.06 0.10 3.04 3.14 (0.20) (0.01) (0.21) 12.99 31.53  263&#9; 0.05 (h) –  0.76  48.0  2023(e) 10.00 0.01 0.05 0.06 – – – 10.06 0.60 (f) 36&#9; 0.05 (g),(h) –  0.10 (g) 130.0 (g) R-6 shares 2025 13.00 0.20 2.26 2.46 (0.24) (0.10) (0.34) 15.12 19.37  6,408&#9; 0.02 (h) –  1.47  49.5  2024 10.07 0.09 3.05 3.14 (0.20) (0.01) (0.21) 13.00 31.50  2,667&#9; 0.02 (h) –  0.74  48.0  2023(e) 10.00 0.01 0.06 0.07 – – – 10.07 0.70 (f) 282&#9; 0.02 (g),(h) –  0.16 (g) 130.0 (g) (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Period from March 1, 2023, date operations commenced, through October 31, 2023. (f) Total return amounts have not been annualized. (g) Computed on an annualized basis. (h) Subject to Manager's contractual expense limit. 94

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID INCOME FUND Class J shares 2025 $10.54&#9; $0.31&#9; $0.74 $1.05 ($0.30)&#9; ($0.01)&#9; ($0.31)&#9; $11.28 10.33%(b) $133,941 0.19%(c) 0.19%(d) 2.89% 27.3% 2024 9.33&#9; 0.29&#9; 1.27 1.56 (0.31)&#9; (0.04)&#9; (0.35)&#9; 10.54 16.97 (b) 111,227 0.19 (c) 0.21 (d) 2.84 24.1 2023 9.49&#9; 0.20&#9; 0.10 0.30 (0.19)&#9; (0.27)&#9; (0.46)&#9; 9.33 3.27 (b) 69,130 0.17 (c) 0.19 (d) 2.10 20.7 2022 11.69&#9; 0.23&#9; (1.83)&#9; (1.60)&#9; (0.25)&#9; (0.35)&#9; (0.60)&#9; 9.49 (14.39) (b) 42,296 0.26 (c) 0.28 (d) 2.23 31.5 2021 11.18&#9; 0.39&#9; 0.66 1.05 (0.50)&#9; (0.04)&#9; (0.54)&#9; 11.69 9.56 (b) 33,456 0.28 (c) 0.30 (d) 3.38 20.6 Institutional shares 2025 10.60&#9; 0.37&#9; 0.70 1.07 (0.31)&#9; (0.01)&#9; (0.32)&#9; 11.35 10.50 7,746 0.05 (e) – 3.50 27.3 2024 9.38&#9; 0.35&#9; 1.22 1.57 (0.31)&#9; (0.04)&#9; (0.35)&#9; 10.60 17.08 8,420 0.05 (e) – 3.44 24.1 2023 9.54&#9; 0.25&#9; 0.07 0.32 (0.21)&#9; (0.27)&#9; (0.48)&#9; 9.38 3.42 10,053 0.05 (e) – 2.54 20.7 2022 11.74&#9; 0.29&#9; (1.86)&#9; (1.57)&#9; (0.28)&#9; (0.35)&#9; (0.63)&#9; 9.54 (14.17) 11,474 0.05 (e) – 2.76 31.5 2021 11.23&#9; 0.43&#9; 0.63 1.06 (0.51)&#9; (0.04)&#9; (0.55)&#9; 11.74 9.69 17,255 0.05 (e) – 3.74 20.6 R-6 shares 2025 10.62&#9; 0.32&#9; 0.77 1.09 (0.32)&#9; (0.01)&#9; (0.33)&#9; 11.38 10.61 46,188 0.02 (e) – 2.96 27.3 2024 9.40&#9; 0.33&#9; 1.25 1.58 (0.32)&#9; (0.04)&#9; (0.36)&#9; 10.62 17.07 40,075 0.02 (e) – 3.18 24.1 2023 9.56&#9; 0.26&#9; 0.06 0.32 (0.21)&#9; (0.27)&#9; (0.48)&#9; 9.40 3.45 25,367 0.02 (e) – 2.65 20.7 2022 11.76&#9; 0.27&#9; (1.84)&#9; (1.57)&#9; (0.28)&#9; (0.35)&#9; (0.63)&#9; 9.56 (14.13) 33,623 0.02 (e) – 2.61 31.5 2021 11.24&#9; 0.52&#9; 0.56 1.08 (0.52)&#9; (0.04)&#9; (0.56)&#9; 11.76 9.78 34,760 0.02 (e) – 4.48 20.6 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 95

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME HYBRID INCOME FUND Class J shares 2025 $10.54 $0.31 $0.74 $1.05 ($0.30) ($0.01) ($0.31) $11.28 10.33%(b) $133,941&#9; 0.19%(c)&#9; 0.19%(d)&#9; 2.89%&#9; 27.3% 2024 9.33 0.29 1.27 1.56 (0.31) (0.04) (0.35) 10.54 16.97 (b) 111,227&#9; 0.19 (c) 0.21 (d) 2.84  24.1  2023 9.49 0.20 0.10 0.30 (0.19) (0.27) (0.46) 9.33 3.27 (b) 69,130&#9; 0.17 (c) 0.19 (d) 2.10  20.7  2022 11.69 0.23 (1.83) (1.60) (0.25) (0.35) (0.60) 9.49 (14.39) (b) 42,296&#9; 0.26 (c) 0.28 (d) 2.23  31.5  2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69 9.56 (b) 33,456&#9; 0.28 (c) 0.30 (d) 3.38  20.6  Institutional shares 2025 10.60 0.37 0.70 1.07 (0.31) (0.01) (0.32) 11.35 10.50  7,746&#9; 0.05 (e) –  3.50  27.3  2024 9.38 0.35 1.22 1.57 (0.31) (0.04) (0.35) 10.60 17.08  8,420&#9; 0.05 (e) –  3.44  24.1  2023 9.54 0.25 0.07 0.32 (0.21) (0.27) (0.48) 9.38 3.42  10,053&#9; 0.05 (e) –  2.54  20.7  2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54 (14.17)  11,474&#9; 0.05 (e) –  2.76  31.5  2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74 9.69  17,255&#9; 0.05 (e) –  3.74  20.6  R-6 shares 2025 10.62 0.32 0.77 1.09 (0.32) (0.01) (0.33) 11.38 10.61  46,188&#9; 0.02 (e) –  2.96  27.3  2024 9.40 0.33 1.25 1.58 (0.32) (0.04) (0.36) 10.62 17.07  40,075&#9; 0.02 (e) –  3.18  24.1  2023 9.56 0.26 0.06 0.32 (0.21) (0.27) (0.48) 9.40 3.45  25,367&#9; 0.02 (e) –  2.65  20.7  2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) (0.63) 9.56 (14.13)  33,623&#9; 0.02 (e) –  2.61  31.5  2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76 9.78  34,760&#9; 0.02 (e) –  4.48  20.6  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 96

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME STRATEGIC INCOME FUND Class A shares 2025 &#9; &#9;&#9; $11.73&#9; &#9;&#9; $0.32&#9; $0.71 $1.03 ($0.32)&#9; ($0.16)&#9; ($0.48)&#9; $12.28 9.19%(b) $37,164 0.38%(c) –% 2.77% 24.4% 2024 10.31&#9; 0.32&#9; 1.35 1.67 (0.25)&#9; – (0.25) 11.73 16.36 (b) 37,093 0.37 (c) – 2.80 26.7 2023 10.46&#9; 0.26&#9; 0.08 0.34 (0.24)&#9; (0.25)&#9; (0.49)&#9; 10.31 3.28 (b) 35,755 0.38 (c) – 2.43 11.8 2022 13.24&#9; 0.31&#9; (2.18)&#9; (1.87)&#9; (0.31)&#9; (0.60)&#9; (0.91)&#9; 10.46 (15.14) (b) 16,425 0.38 (c) – 2.72 33.6 2021 12.51&#9; 0.22&#9; 0.95 1.17 (0.22)&#9; (0.22)&#9; (0.44)&#9; 13.24 9.45 (b) 19,902 0.38 (c) – 1.66 35.0 Class J shares 2025 11.53&#9; 0.34&#9; 0.70 1.04 (0.35)&#9; (0.16)&#9; (0.51)&#9; 12.06 9.41 (b) 239,340 0.18 (d) 0.18 (e) 2.96 24.4 2024 10.14&#9; 0.33&#9; 1.33 1.66 (0.27)&#9; – (0.27) 11.53 16.54 (b) 237,493 0.16 (d) 0.18 (e) 2.98 26.7 2023 10.29&#9; 0.26&#9; 0.10 0.36 (0.26)&#9; (0.25)&#9; (0.51)&#9; 10.14 3.53 (b) 213,892 0.19 (d) 0.21 (e) 2.51 11.8 2022 13.04&#9; 0.32&#9; (2.15)&#9; (1.83)&#9; (0.32)&#9; (0.60)&#9; (0.92)&#9; 10.29 (15.02) (b) 58,048 0.23 (d) 0.25 (e) 2.87 33.6 2021 12.33&#9; 0.23&#9; 0.94 1.17 (0.24)&#9; (0.22)&#9; (0.46)&#9; 13.04 9.61 (b) 71,811 0.22 (d) 0.24 (e) 1.84 35.0 Institutional shares 2025 11.62&#9; 0.37&#9; 0.70 1.07 (0.36)&#9; (0.16)&#9; (0.52)&#9; 12.17 9.69 403,206 0.00 (c) – 3.18 24.4 2024 10.21&#9; 0.35&#9; 1.34 1.69 (0.28)&#9; – (0.28) 11.62 16.76 468,789 0.00 (c) – 3.16 26.7 2023 10.37&#9; 0.30&#9; 0.08 0.38 (0.29)&#9; (0.25)&#9; (0.54)&#9; 10.21 3.64 464,413 0.02 – 2.82 11.8 2022 13.13&#9; 0.36&#9; (2.17)&#9; (1.81)&#9; (0.35)&#9; (0.60)&#9; (0.95)&#9; 10.37 (14.82) 237,065 0.02 – 3.12 33.6 2021 12.41&#9; 0.26&#9; 0.94 1.20 (0.26)&#9; (0.22)&#9; (0.48)&#9; 13.13 9.83 337,718 0.02 – 2.04 35.0 R-3 shares 2025 11.48&#9; 0.29&#9; 0.70 0.99 (0.31)&#9; (0.16)&#9; (0.47)&#9; 12.00 8.98 20,320 0.58 – 2.57 24.4 2024 10.10&#9; 0.29&#9; 1.32 1.61 (0.23)&#9; – (0.23) 11.48 16.12 17,650 0.58 – 2.60 26.7 2023 10.25&#9; 0.23&#9; 0.09 0.32 (0.22)&#9; (0.25)&#9; (0.47)&#9; 10.10 3.11 19,003 0.58 – 2.20 11.8 2022 12.99&#9; 0.29&#9; (2.16)&#9; (1.87)&#9; (0.27)&#9; (0.60)&#9; (0.87)&#9; 10.25 (15.36) 7,731 0.58 – 2.56 33.6 2021 12.27&#9; 0.19&#9; 0.94 1.13 (0.19)&#9; (0.22)&#9; (0.41)&#9; 12.99 9.31 10,552 0.58 – 1.51 35.0 R-5 shares 2025 11.61&#9; 0.34&#9; 0.70 1.04 (0.34)&#9; (0.16)&#9; (0.50)&#9; 12.15 9.38 24,751 0.27 – 2.92 24.4 2024 10.20&#9; 0.33&#9; 1.34 1.67 (0.26)&#9; – (0.26) 11.61 16.54 18,000 0.27 – 2.94 26.7 2023 10.36&#9; 0.27&#9; 0.08 0.35 (0.26)&#9; (0.25)&#9; (0.51)&#9; 10.20 3.35 20,170 0.27 – 2.58 11.8 2022 13.12&#9; 0.33&#9; (2.18)&#9; (1.85)&#9; (0.31)&#9; (0.60)&#9; (0.91)&#9; 10.36 (15.07) 10,147 0.27 – 2.90 33.6 2021 12.39&#9; 0.24&#9; 0.94 1.18 (0.23)&#9; (0.22)&#9; (0.45)&#9; 13.12 9.64 13,279 0.27 – 1.84 35.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 97

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate PRINCIPAL LIFETIME STRATEGIC INCOME FUND Class A shares 2025 $11.73 $0.32 $0.71 $1.03 ($0.32) ($0.16) ($0.48) $12.28 9.19%(b) $37,164&#9; 0.38%(c)&#9; –% 2.77%&#9; 24.4% 2024 10.31 0.32 1.35 1.67 (0.25) – (0.25) 11.73 16.36 (b) 37,093&#9; 0.37 (c) –  2.80  26.7  2023 10.46 0.26 0.08 0.34 (0.24) (0.25) (0.49) 10.31 3.28 (b) 35,755&#9; 0.38 (c) –  2.43  11.8  2022 13.24 0.31 (2.18) (1.87) (0.31) (0.60) (0.91) 10.46 (15.14) (b) 16,425&#9; 0.38 (c) –  2.72  33.6  2021 12.51 0.22 0.95 1.17 (0.22) (0.22) (0.44) 13.24 9.45 (b) 19,902&#9; 0.38 (c) –  1.66  35.0  Class J shares 2025 11.53 0.34 0.70 1.04 (0.35) (0.16) (0.51) 12.06 9.41 (b) 239,340&#9; 0.18 (d) 0.18 (e) 2.96  24.4  2024 10.14 0.33 1.33 1.66 (0.27) – (0.27) 11.53 16.54 (b) 237,493&#9; 0.16 (d) 0.18 (e) 2.98  26.7  2023 10.29 0.26 0.10 0.36 (0.26) (0.25) (0.51) 10.14 3.53 (b) 213,892&#9; 0.19 (d) 0.21 (e) 2.51  11.8  2022 13.04 0.32 (2.15) (1.83) (0.32) (0.60) (0.92) 10.29 (15.02) (b) 58,048&#9; 0.23 (d) 0.25 (e) 2.87  33.6  2021 12.33 0.23 0.94 1.17 (0.24) (0.22) (0.46) 13.04 9.61 (b) 71,811&#9; 0.22 (d) 0.24 (e) 1.84  35.0  Institutional shares 2025 11.62 0.37 0.70 1.07 (0.36) (0.16) (0.52) 12.17 9.69  403,206&#9; 0.00 (c) –  3.18  24.4  2024 10.21 0.35 1.34 1.69 (0.28) – (0.28) 11.62 16.76  468,789&#9; 0.00 (c) –  3.16  26.7  2023 10.37 0.30 0.08 0.38 (0.29) (0.25) (0.54) 10.21 3.64  464,413&#9; 0.02  –  2.82  11.8  2022 13.13 0.36 (2.17) (1.81) (0.35) (0.60) (0.95) 10.37 (14.82)  237,065&#9; 0.02  –  3.12  33.6  2021 12.41 0.26 0.94 1.20 (0.26) (0.22) (0.48) 13.13 9.83  337,718&#9; 0.02  –  2.04  35.0  R-3 shares 2025 11.48 0.29 0.70 0.99 (0.31) (0.16) (0.47) 12.00 8.98  20,320&#9; 0.58  –  2.57  24.4  2024 10.10 0.29 1.32 1.61 (0.23) – (0.23) 11.48 16.12  17,650&#9; 0.58  –  2.60  26.7  2023 10.25 0.23 0.09 0.32 (0.22) (0.25) (0.47) 10.10 3.11  19,003&#9; 0.58  –  2.20  11.8  2022 12.99 0.29 (2.16) (1.87) (0.27) (0.60) (0.87) 10.25 (15.36)  7,731&#9; 0.58  –  2.56  33.6  2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99 9.31  10,552&#9; 0.58  –  1.51  35.0  R-5 shares 2025 11.61 0.34 0.70 1.04 (0.34) (0.16) (0.50) 12.15 9.38  24,751&#9; 0.27  –  2.92  24.4  2024 10.20 0.33 1.34 1.67 (0.26) – (0.26) 11.61 16.54  18,000&#9; 0.27  –  2.94  26.7  2023 10.36 0.27 0.08 0.35 (0.26) (0.25) (0.51) 10.20 3.35  20,170&#9; 0.27  –  2.58  11.8  2022 13.12 0.33 (2.18) (1.85) (0.31) (0.60) (0.91) 10.36 (15.07)  10,147&#9; 0.27  –  2.90  33.6  2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12 9.64  13,279&#9; 0.27  –  1.84  35.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. 98

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss) (a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate REAL ESTATE SECURITIES FUND Class A shares 2025 $29.94&#9; $0.53&#9; ($1.32)&#9; ($0.79)&#9; ($0.64)&#9; ($0.45)&#9; $– ($1.09)&#9; $28.06 (2.61)%(b) $177,425 1.19% –% 1.85% 18.5% 2024 23.39&#9; 0.54&#9; 6.63 7.17 (0.54)&#9; (0.08)&#9; – (0.62) 29.94 30.84 (b) 203,180 1.19 – 1.98 31.2 2023 25.62&#9; 0.53&#9; (1.88)&#9; (1.35)&#9; (0.54)&#9; (0.26)&#9; (0.08)&#9; (0.88)&#9; 23.39 (5.50) (b) 182,522 1.22 – 2.06 16.1 2022 33.58&#9; 0.32&#9; (6.82)&#9; (6.50)&#9; (0.35)&#9; (1.11)&#9; – (1.46) 25.62 (20.14) (b) 283,213 1.20 – 1.05 18.7 2021 23.53&#9; 0.26&#9; 10.41 10.67 (0.30)&#9; (0.32)&#9; – (0.62) 33.58 45.87 (b) 348,715 1.21 – 0.88 31.0 Class C shares 2025 29.32&#9; 0.27&#9; (1.29)&#9; (1.02)&#9; (0.38)&#9; (0.45)&#9; – (0.83) 27.47 (3.45) (b) 11,469 2.07 – 0.96 18.5 2024 22.91&#9; 0.30&#9; 6.50 6.80 (0.31)&#9; (0.08)&#9; – (0.39) 29.32 29.76 (b) 16,854 2.05 – 1.14 31.2 2023 25.11&#9; 0.30&#9; (1.85)&#9; (1.55)&#9; (0.33)&#9; (0.26)&#9; (0.06)&#9; (0.65)&#9; 22.91 (6.34) (b) 18,401 2.10 – 1.19 16.1 2022 32.93&#9; 0.08&#9; (6.68)&#9; (6.60)&#9; (0.11)&#9; (1.11)&#9; – (1.22) 25.11 (20.76) (b) 27,677 1.99 – 0.25 18.7 2021 23.08&#9; 0.05&#9; 10.20 10.25 (0.08)&#9; (0.32)&#9; – (0.40) 32.93 44.73 (b),(c) 40,295 1.99 – 0.16 31.0 Class J shares 2025 28.84&#9; 0.54&#9; (1.27)&#9; (0.73)&#9; (0.67)&#9; (0.45)&#9; – (1.12) 26.99 (2.49) (b) 120,178 1.09 (d) 1.09 (e) 1.95 18.5 2024 22.55&#9; 0.56&#9; 6.39 6.95 (0.58)&#9; (0.08)&#9; – (0.66) 28.84 31.00 (b) 138,374 1.06 (d) 1.08 (e) 2.10 31.2 2023 24.75&#9; 0.54&#9; (1.83)&#9; (1.29)&#9; (0.56)&#9; (0.26)&#9; (0.09)&#9; (0.91)&#9; 22.55 (5.44) (b) 119,508 1.13 (d) 1.15 (e) 2.15 16.1 2022 32.49&#9; 0.35&#9; (6.59)&#9; (6.24)&#9; (0.39)&#9; (1.11)&#9; – (1.50) 24.75 (20.04) (b),(c) 139,555 1.07 (d) 1.09 (e) 1.18 18.7 2021 22.79&#9; 0.28&#9; 10.08 10.36 (0.34)&#9; (0.32)&#9; – (0.66) 32.49 46.09 (b),(c) 185,393 1.08 (d) 1.10 (e) 1.00 31.0 Institutional shares 2025 29.96&#9; 0.62&#9; (1.32)&#9; (0.70)&#9; (0.73)&#9; (0.45)&#9; – (1.18) 28.08 (2.29) 3,571,229 0.86 (f) – 2.18 18.5 2024 23.40&#9; 0.63&#9; 6.64 7.27 (0.63)&#9; (0.08)&#9; – (0.71) 29.96 31.30 3,810,831 0.86 (f) – 2.30 31.2 2023 25.65&#9; 0.63&#9; (1.90)&#9; (1.27)&#9; (0.62)&#9; (0.26)&#9; (0.10)&#9; (0.98)&#9; 23.40 (5.19) 2,867,558 0.86 (f) – 2.42 16.1 2022 33.61&#9; 0.42&#9; (6.82)&#9; (6.40)&#9; (0.45)&#9; (1.11)&#9; – (1.56) 25.65 (19.85) 3,291,840 0.86 (f) – 1.39 18.7 2021 23.55&#9; 0.32&#9; 10.46 10.78 (0.40)&#9; (0.32)&#9; – (0.72) 33.61 46.34 3,930,727 0.89 (f) – 1.06 31.0 R-3 shares 2025 29.02&#9; 0.46&#9; (1.27)&#9; (0.81)&#9; (0.59)&#9; (0.45)&#9; – (1.04) 27.17 (2.76) 27,109 1.37 – 1.67 18.5 2024 22.69&#9; 0.48&#9; 6.43 6.91 (0.50)&#9; (0.08)&#9; – (0.58) 29.02 30.61 29,609 1.37 – 1.80 31.2 2023 24.89&#9; 0.48&#9; (1.83)&#9; (1.35)&#9; (0.51)&#9; (0.26)&#9; (0.08)&#9; (0.85)&#9; 22.69 (5.65) 26,311 1.37 – 1.92 16.1 2022 32.66&#9; 0.26&#9; (6.62)&#9; (6.36)&#9; (0.30)&#9; (1.11)&#9; – (1.41) 24.89 (20.26) 33,778 1.37 – 0.88 18.7 2021 22.91&#9; 0.17&#9; 10.17 10.34 (0.27)&#9; (0.32)&#9; – (0.59) 32.66 45.63 46,314 1.37 – 0.59 31.0 R-5 shares 2025 28.69&#9; 0.55&#9; (1.27)&#9; (0.72)&#9; (0.68)&#9; (0.45)&#9; – (1.13) 26.84 (2.47) 71,628 1.06 – 1.99 18.5 2024 22.44&#9; 0.56&#9; 6.35 6.91 (0.58)&#9; (0.08)&#9; – (0.66) 28.69 31.00 76,319 1.06 – 2.14 31.2 2023 24.63&#9; 0.55&#9; (1.81)&#9; (1.26)&#9; (0.58)&#9; (0.26)&#9; (0.09)&#9; (0.93)&#9; 22.44 (5.35) 75,824 1.06 – 2.22 16.1 2022 32.34&#9; 0.35&#9; (6.56)&#9; (6.21)&#9; (0.39)&#9; (1.11)&#9; – (1.50) 24.63 (20.01) 87,270 1.06 – 1.19 18.7 2021 22.68&#9; 0.29&#9; 10.04 10.33 (0.35)&#9; (0.32)&#9; – (0.67) 32.34 46.10 114,006 1.06 – 1.04 31.0 R-6 shares 2025 29.94&#9; 0.64&#9; (1.31)&#9; (0.67)&#9; (0.75)&#9; (0.45)&#9; – (1.20) 28.07 (2.21) 2,206,181 0.81 – 2.23 18.5 2024 23.39&#9;

0.65&#9; 6.63 7.28 (0.65)&#9; (0.08)&#9; – (0.73) 29.94 31.33 2,327,404 0.81 – 2.36 31.2 2023 25.64&#9; 0.64&#9; (1.89)&#9; (1.25)&#9; (0.64)&#9; (0.26)&#9; (0.10)&#9; (1.00)&#9; 23.39 (5.14) 1,849,047 0.81 – 2.47 16.1 2022 33.60&#9; 0.45&#9; (6.83)&#9; (6.38)&#9; (0.47)&#9; (1.11)&#9; – (1.58) 25.64 (19.79) 1,854,169 0.80 – 1.46 18.7 2021 23.55&#9; 0.40&#9; 10.39 10.79 (0.42)&#9; (0.32)&#9; – (0.74) 33.60 46.43 2,045,827 0.80 (f) – 1.38 31.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Subject to Manager's contractual expense limit. 99

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss) (a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Tax Return of Capital Distribution Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate REAL ESTATE SECURITIES FUND Class A shares 2025 $29.94 $0.53 ($1.32) ($0.79) ($0.64) ($0.45) $– ($1.09) $28.06 (2.61)%(b) $177,425&#9; 1.19% –% 1.85%&#9; 18.5% 2024 23.39 0.54 6.63 7.17 (0.54) (0.08) – (0.62) 29.94 30.84 (b) 203,180&#9; 1.19  –  1.98  31.2  2023 25.62 0.53 (1.88) (1.35) (0.54) (0.26) (0.08) (0.88) 23.39 (5.50) (b) 182,522&#9; 1.22  –  2.06  16.1  2022 33.58 0.32 (6.82) (6.50) (0.35) (1.11) – (1.46) 25.62 (20.14) (b) 283,213&#9; 1.20  –  1.05  18.7  2021 23.53 0.26 10.41 10.67 (0.30) (0.32) – (0.62) 33.58 45.87 (b) 348,715&#9; 1.21  –  0.88  31.0  Class C shares 2025 29.32 0.27 (1.29) (1.02) (0.38) (0.45) – (0.83) 27.47 (3.45) (b) 11,469&#9; 2.07  –  0.96  18.5  2024 22.91 0.30 6.50 6.80 (0.31) (0.08) – (0.39) 29.32 29.76 (b) 16,854&#9; 2.05  –  1.14  31.2  2023 25.11 0.30 (1.85) (1.55) (0.33) (0.26) (0.06) (0.65) 22.91 (6.34) (b) 18,401&#9; 2.10  –  1.19  16.1  2022 32.93 0.08 (6.68) (6.60) (0.11) (1.11) – (1.22) 25.11 (20.76) (b) 27,677&#9; 1.99  –  0.25  18.7  2021 23.08 0.05 10.20 10.25 (0.08) (0.32) – (0.40) 32.93 44.73 (b),(c) 40,295&#9; 1.99  –  0.16  31.0  Class J shares 2025 28.84 0.54 (1.27) (0.73) (0.67) (0.45) – (1.12) 26.99 (2.49) (b) 120,178&#9; 1.09 (d) 1.09 (e) 1.95  18.5  2024 22.55 0.56 6.39 6.95 (0.58) (0.08) – (0.66) 28.84 31.00 (b) 138,374&#9; 1.06 (d) 1.08 (e) 2.10  31.2  2023 24.75 0.54 (1.83) (1.29) (0.56) (0.26) (0.09) (0.91) 22.55 (5.44) (b) 119,508&#9; 1.13 (d) 1.15 (e) 2.15  16.1  2022 32.49 0.35 (6.59) (6.24) (0.39) (1.11) – (1.50) 24.75 (20.04) (b),(c) 139,555&#9; 1.07 (d) 1.09 (e) 1.18  18.7  2021 22.79 0.28 10.08 10.36 (0.34) (0.32) – (0.66) 32.49 46.09 (b),(c) 185,393&#9; 1.08 (d) 1.10 (e) 1.00  31.0  Institutional shares 2025 29.96 0.62 (1.32) (0.70) (0.73) (0.45) – (1.18) 28.08 (2.29)  3,571,229&#9; 0.86 (f) –  2.18  18.5  2024 23.40 0.63 6.64 7.27 (0.63) (0.08) – (0.71) 29.96 31.30  3,810,831&#9; 0.86 (f) –  2.30  31.2  2023 25.65 0.63 (1.90) (1.27) (0.62) (0.26) (0.10) (0.98) 23.40 (5.19)  2,867,558&#9; 0.86 (f) –  2.42  16.1  2022 33.61 0.42 (6.82) (6.40) (0.45) (1.11) – (1.56) 25.65 (19.85)  3,291,840&#9; 0.86 (f) –  1.39  18.7  2021 23.55 0.32 10.46 10.78 (0.40) (0.32) – (0.72) 33.61 46.34  3,930,727&#9; 0.89 (f) –  1.06  31.0  R-3 shares 2025 29.02 0.46 (1.27) (0.81) (0.59) (0.45) – (1.04) 27.17 (2.76)  27,109&#9; 1.37  –  1.67  18.5  2024 22.69 0.48 6.43 6.91 (0.50) (0.08) – (0.58) 29.02 30.61  29,609&#9; 1.37  –  1.80  31.2  2023 24.89 0.48 (1.83) (1.35) (0.51) (0.26) (0.08) (0.85) 22.69 (5.65)  26,311&#9; 1.37  –  1.92  16.1  2022 32.66 0.26 (6.62) (6.36) (0.30) (1.11) – (1.41) 24.89 (20.26)  33,778&#9; 1.37  –  0.88  18.7  2021 22.91 0.17 10.17 10.34 (0.27) (0.32) – (0.59) 32.66 45.63  46,314&#9; 1.37  –  0.59  31.0  R-5 shares 2025 28.69 0.55 (1.27) (0.72) (0.68) (0.45) – (1.13) 26.84 (2.47)  71,628&#9; 1.06  –  1.99  18.5  2024 22.44 0.56 6.35 6.91 (0.58) (0.08) – (0.66) 28.69 31.00  76,319&#9; 1.06  –  2.14  31.2  2023 24.63 0.55 (1.81) (1.26) (0.58) (0.26) (0.09) (0.93) 22.44 (5.35)  75,824&#9; 1.06  –  2.22  16.1  2022 32.34 0.35 (6.56) (6.21) (0.39) (1.11) – (1.50) 24.63 (20.01)  87,270&#9; 1.06  –  1.19  18.7  2021 22.68 0.29 10.04 10.33 (0.35) (0.32) – (0.67) 32.34 46.10  114,006&#9; 1.06  –  1.04  31.0  R-6 shares 2025 29.94 0.64 (1.31) (0.67) (0.75) (0.45) – (1.20) 28.07 (2.21)  2,206,181&#9; 0.81  –  2.23  18.5  2024 23.39 0.65 6.63 7.28 (0.65) (0.08) – (0.73) 29.94 31.33  2,327,404&#9; 0.81  –  2.36  31.2  2023 25.64 0.64 (1.89) (1.25) (0.64) (0.26) (0.10) (1.00) 23.39 (5.14)  1,849,047&#9; 0.81  –  2.47  16.1  2022 33.60 0.45 (6.83) (6.38) (0.47) (1.11) – (1.58) 25.64 (19.79)  1,854,169&#9; 0.80  –  1.46  18.7  2021 23.55 0.40 10.39 10.79 (0.42) (0.32) – (0.74) 33.60 46.43  2,045,827&#9; 0.80 (f) –  1.38  31.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (d) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (e) Excludes expense reimbursement from Manager and/or Distributor. (f) Subject to Manager's contractual expense limit. 100

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM BALANCED PORTFOLIO Class A shares 2025 $16.96&#9; $0.31&#9; $1.81 $2.12 ($0.30)&#9; ($0.80)&#9; ($1.10)&#9; $17.98 13.30%(b) $2,202,184 0.59% –% 1.85% 44.7% 2024 13.81&#9; 0.29&#9; 3.13 3.42 (0.27)&#9; – (0.27) 16.96 24.93 (b) 2,156,725 0.59 – 1.79 17.3 2023 14.16&#9; 0.24&#9; 0.51 0.75 (0.23)&#9; (0.87)&#9; (1.10)&#9; 13.81 5.44 (b) 1,897,327 0.62 – 1.66 26.1 2022 18.95&#9; 0.32&#9; (3.38)&#9; (3.06)&#9; (0.30)&#9; (1.43)&#9; (1.73)&#9; 14.16 (17.52) (b) 1,965,970 0.60 – 1.98 50.4 2021 15.64&#9; 0.20&#9; 3.58 3.78 (0.19)&#9; (0.28)&#9; (0.47)&#9; 18.95 24.55 (b) 2,523,065 0.59 – 1.11 31.3 Class C shares 2025 16.51&#9; 0.18&#9; 1.76 1.94 (0.18)&#9; (0.80)&#9; (0.98)&#9; 17.47 12.44 (b) 102,794 1.36 – 1.13 44.7 2024 13.44&#9; 0.17&#9; 3.05 3.22 (0.15)&#9; – (0.15) 16.51 24.04 (b) 115,518 1.37 – 1.07 17.3 2023 13.81&#9; 0.13&#9; 0.48 0.61 (0.11)&#9; (0.87)&#9; (0.98)&#9; 13.44 4.59 (b) 130,921 1.40 – 0.93 26.1 2022 18.53&#9; 0.20&#9; (3.30)&#9; (3.10)&#9; (0.19)&#9; (1.43)&#9; (1.62)&#9; 13.81 (18.16) (b) 174,776 1.38 – 1.26 50.4 2021 15.36&#9; 0.06&#9; 3.51 3.57 (0.12)&#9; (0.28)&#9; (0.40)&#9; 18.53 23.57 (b) 281,665 1.37 – 0.37 31.3 Class J shares 2025 16.14&#9; 0.32&#9; 1.72 2.04 (0.33)&#9; (0.80)&#9; (1.13)&#9; 17.05 13.49 (b) 1,712,349 0.44 (c) 0.45 (d) 1.99 44.7 2024 13.15&#9; 0.30&#9; 2.99 3.29 (0.30)&#9; – (0.30) 16.14 25.20 (b) 1,594,700 0.42 (c) 0.44 (d) 1.93 17.3 2023 13.54&#9; 0.25&#9; 0.48 0.73 (0.25)&#9; (0.87)&#9; (1.12)&#9; 13.15 5.59 (b) 1,263,792 0.44 (c) 0.46 (d) 1.82 26.1 2022 18.20&#9; 0.32&#9; (3.22)&#9; (2.90)&#9; (0.33)&#9; (1.43)&#9; (1.76)&#9; 13.54 (17.39) (b) 1,158,071 0.45 (c) 0.47 (d) 2.11 50.4 2021 15.05&#9; 0.22&#9; 3.43 3.65 (0.22)&#9; (0.28)&#9; (0.50)&#9; 18.20 24.65 (b) 1,336,353 0.44 (c) 0.47 (d) 1.25 31.3 Institutional shares 2025 16.57&#9; 0.35&#9; 1.77 2.12 (0.35)&#9; (0.80)&#9; (1.15)&#9; 17.54 13.66 717,428 0.29 – 2.15 44.7 2024 13.49&#9; 0.33&#9; 3.07 3.40 (0.32)&#9; – (0.32) 16.57 25.38 688,003 0.29 – 2.08 17.3 2023 13.86&#9; 0.27&#9; 0.50 0.77 (0.27)&#9; (0.87)&#9; (1.14)&#9; 13.49 5.75 642,053 0.30 – 1.96 26.1 2022 18.60&#9; 0.37&#9; (3.32)&#9; (2.95)&#9; (0.36)&#9; (1.43)&#9; (1.79)&#9; 13.86 (17.32) 649,784 0.29 – 2.34 50.4 2021 15.36&#9; 0.25&#9; 3.52 3.77 (0.25)&#9; (0.28)&#9; (0.53)&#9; 18.60 24.93 896,603 0.28 – 1.42 31.3 R-3 shares 2025 16.48&#9; 0.27&#9; 1.74 2.01 (0.26)&#9; (0.80)&#9; (1.06)&#9; 17.43 12.99 24,411 0.85 – 1.65 44.7 2024 13.42&#9; 0.24&#9; 3.06 3.30 (0.24)&#9; – (0.24) 16.48 24.70 23,739 0.85 – 1.51 17.3 2023 13.80&#9; 0.19&#9; 0.49 0.68 (0.19)&#9; (0.87)&#9; (1.06)&#9; 13.42 5.12 19,264 0.85 – 1.40 26.1 2022 18.51&#9; 0.29&#9; (3.30)&#9; (3.01)&#9; (0.27)&#9; (1.43)&#9; (1.70)&#9; 13.80 (17.71) 18,236 0.85 – 1.83 50.4 2021 15.31&#9; 0.15&#9; 3.50 3.65 (0.17)&#9; (0.28)&#9; (0.45)&#9; 18.51 24.17 27,419 0.84 – 0.84 31.3 R-5 shares 2025 16.54&#9; 0.32&#9; 1.76 2.08 (0.32)&#9; (0.80)&#9; (1.12)&#9; 17.50 13.37 34,970 0.54 – 1.94 44.7 2024 13.47&#9; 0.30&#9; 3.05 3.35 (0.28)&#9; – (0.28) 16.54 25.04 25,389 0.54 – 1.92 17.3 2023 13.84&#9; 0.24&#9; 0.50 0.74 (0.24)&#9; (0.87)&#9; (1.11)&#9; 13.47 5.51 29,840 0.54 – 1.74 26.1 2022 18.56&#9; 0.32&#9; (3.29)&#9; (2.97)&#9; (0.32)&#9; (1.43)&#9; (1.75)&#9; 13.84 (17.45) 29,709 0.54 – 2.05 50.4 2021 15.33&#9; 0.20&#9; 3.52 3.72 (0.21)&#9; (0.28)&#9; (0.49)&#9; 18.56 24.60 37,892 0.53 – 1.15 31.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 101

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM BALANCED PORTFOLIO Class A shares 2025 $16.96 $0.31 $1.81 $2.12 ($0.30) ($0.80) ($1.10) $17.98 13.30%(b) $2,202,184&#9; 0.59% –% 1.85%&#9; 44.7% 2024 13.81 0.29 3.13 3.42 (0.27) – (0.27) 16.96 24.93 (b) 2,156,725&#9; 0.59  –  1.79  17.3  2023 14.16 0.24 0.51 0.75 (0.23) (0.87) (1.10) 13.81 5.44 (b) 1,897,327&#9; 0.62  –  1.66  26.1  2022 18.95 0.32 (3.38) (3.06) (0.30) (1.43) (1.73) 14.16 (17.52) (b) 1,965,970&#9; 0.60  –  1.98  50.4  2021 15.64 0.20 3.58 3.78 (0.19) (0.28) (0.47) 18.95 24.55 (b) 2,523,065&#9; 0.59  –  1.11  31.3  Class C shares 2025 16.51 0.18 1.76 1.94 (0.18) (0.80) (0.98) 17.47 12.44 (b) 102,794&#9; 1.36  –  1.13  44.7  2024 13.44 0.17 3.05 3.22 (0.15) – (0.15) 16.51 24.04 (b) 115,518&#9; 1.37  –  1.07  17.3  2023 13.81 0.13 0.48 0.61 (0.11) (0.87) (0.98) 13.44 4.59 (b) 130,921&#9; 1.40  –  0.93  26.1  2022 18.53 0.20 (3.30) (3.10) (0.19) (1.43) (1.62) 13.81 (18.16) (b) 174,776&#9; 1.38  –  1.26  50.4  2021 15.36 0.06 3.51 3.57 (0.12) (0.28) (0.40) 18.53 23.57 (b) 281,665&#9; 1.37  –  0.37  31.3  Class J shares 2025 16.14 0.32 1.72 2.04 (0.33) (0.80) (1.13) 17.05 13.49 (b) 1,712,349&#9; 0.44 (c) 0.45 (d) 1.99  44.7  2024 13.15 0.30 2.99 3.29 (0.30) – (0.30) 16.14 25.20 (b) 1,594,700&#9; 0.42 (c) 0.44 (d) 1.93  17.3  2023 13.54 0.25 0.48 0.73 (0.25) (0.87) (1.12) 13.15 5.59 (b) 1,263,792&#9; 0.44 (c) 0.46 (d) 1.82  26.1  2022 18.20 0.32 (3.22) (2.90) (0.33) (1.43) (1.76) 13.54 (17.39) (b) 1,158,071&#9; 0.45 (c) 0.47 (d) 2.11  50.4  2021 15.05 0.22 3.43 3.65 (0.22) (0.28) (0.50) 18.20 24.65 (b) 1,336,353&#9; 0.44 (c) 0.47 (d) 1.25  31.3  Institutional shares 2025 16.57 0.35 1.77 2.12 (0.35) (0.80) (1.15) 17.54 13.66  717,428&#9; 0.29  –  2.15  44.7  2024 13.49 0.33 3.07 3.40 (0.32) – (0.32) 16.57 25.38  688,003&#9; 0.29  –  2.08  17.3  2023 13.86 0.27 0.50 0.77 (0.27) (0.87) (1.14) 13.49 5.75  642,053&#9; 0.30  –  1.96  26.1  2022 18.60 0.37 (3.32) (2.95) (0.36) (1.43) (1.79) 13.86 (17.32)  649,784&#9; 0.29  –  2.34  50.4  2021 15.36 0.25 3.52 3.77 (0.25) (0.28) (0.53) 18.60 24.93  896,603&#9; 0.28  –  1.42  31.3  R-3 shares 2025 16.48 0.27 1.74 2.01 (0.26) (0.80) (1.06) 17.43 12.99  24,411&#9; 0.85  –  1.65  44.7  2024 13.42 0.24 3.06 3.30 (0.24) – (0.24) 16.48 24.70  23,739&#9; 0.85  –  1.51  17.3  2023 13.80 0.19 0.49 0.68 (0.19) (0.87) (1.06) 13.42 5.12  19,264&#9; 0.85  –  1.40  26.1  2022 18.51 0.29 (3.30) (3.01) (0.27) (1.43) (1.70) 13.80 (17.71)  18,236&#9; 0.85  –  1.83  50.4  2021 15.31 0.15 3.50 3.65 (0.17) (0.28) (0.45) 18.51 24.17  27,419&#9; 0.84  –  0.84  31.3  R-5 shares 2025 16.54 0.32 1.76 2.08 (0.32) (0.80) (1.12) 17.50 13.37  34,970&#9; 0.54  –  1.94  44.7  2024 13.47 0.30 3.05 3.35 (0.28) – (0.28) 16.54 25.04  25,389&#9; 0.54  –  1.92  17.3  2023 13.84 0.24 0.50 0.74 (0.24) (0.87) (1.11) 13.47 5.51  29,840&#9; 0.54  –  1.74  26.1  2022 18.56 0.32 (3.29) (2.97) (0.32) (1.43) (1.75) 13.84 (17.45)  29,709&#9; 0.54  –  2.05  50.4  2021 15.33 0.20 3.52 3.72 (0.21) (0.28) (0.49) 18.56 24.60  37,892&#9; 0.53  –  1.15  31.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 102

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE BALANCED PORTFOLIO Class A shares 2025 $12.56&#9; $0.31&#9; $0.99 $1.30 ($0.30)&#9; ($0.14)&#9; ($0.44)&#9; $13.42 10.72%(b) $522,349 0.59% –% 2.43% 32.3% 2024 10.73&#9; 0.29&#9; 1.82 2.11 (0.28)&#9; – (0.28) 12.56 19.85 (b) 525,205 0.60 – 2.43 19.9 2023 10.85&#9; 0.23&#9; 0.14 0.37 (0.22)&#9; (0.27)&#9; (0.49)&#9; 10.73 3.42 (b) 492,836 0.62 – 2.06 25.5 2022 13.95&#9; 0.26&#9; (2.41)&#9; (2.15)&#9; (0.25)&#9; (0.70)&#9; (0.95)&#9; 10.85 (16.39) (b) 521,254 0.61 – 2.11 55.3 2021 12.17&#9; 0.19&#9; 1.92 2.11 (0.19)&#9; (0.14)&#9; (0.33)&#9; 13.95 17.49 (b) 650,919 0.60 – 1.41 29.9 Class C shares 2025 12.40&#9; 0.21&#9; 0.98 1.19 (0.20)&#9; (0.14)&#9; (0.34)&#9; 13.25 9.87 (b) 30,894 1.39 – 1.69 32.3 2024 10.59&#9; 0.21&#9; 1.79 2.00 (0.19)&#9; – (0.19) 12.40 18.94 (b) 38,812 1.38 – 1.75 19.9 2023 10.71&#9; 0.15&#9; 0.13 0.28 (0.13)&#9; (0.27)&#9; (0.40)&#9; 10.59 2.58 (b) 47,961 1.42 – 1.33 25.5 2022 13.78&#9; 0.16&#9; (2.38)&#9; (2.22)&#9; (0.15)&#9; (0.70)&#9; (0.85)&#9; 10.71 (17.06) (b) 70,882 1.38 – 1.37 55.3 2021 12.03&#9; 0.09&#9; 1.90 1.99 (0.10)&#9; (0.14)&#9; (0.24)&#9; 13.78 16.66 (b) 114,412 1.37 – 0.66 29.9 Class J shares 2025 12.34&#9; 0.32&#9; 0.97 1.29 (0.32)&#9; (0.14)&#9; (0.46)&#9; 13.17 10.85 (b) 1,074,776 0.44 (c) 0.44 (d) 2.58 32.3 2024 10.54&#9; 0.30&#9; 1.81 2.11 (0.31)&#9; – (0.31) 12.34 20.13 (b) 1,040,737 0.43 (c) 0.44 (d) 2.57 19.9 2023 10.67&#9; 0.24&#9; 0.14 0.38 (0.24)&#9; (0.27)&#9; (0.51)&#9; 10.54 3.57 (b) 852,351 0.44 (c) 0.46 (d) 2.22 25.5 2022 13.74&#9; 0.27&#9; (2.37)&#9; (2.10)&#9; (0.27)&#9; (0.70)&#9; (0.97)&#9; 10.67 (16.28) (b) 776,202 0.45 (c) 0.47 (d) 2.25 55.3 2021 11.99&#9; 0.21&#9; 1.89 2.10 (0.21)&#9; (0.14)&#9; (0.35)&#9; 13.74 17.69 (b) 869,500 0.44 (c) 0.47 (d) 1.56 29.9 Institutional shares 2025 12.39&#9; 0.34&#9; 0.98 1.32 (0.34)&#9; (0.14)&#9; (0.48)&#9; 13.23 11.03 213,226 0.30 – 2.71 32.3 2024 10.59&#9; 0.32&#9; 1.80 2.12 (0.32)&#9; – (0.32) 12.39 20.17 212,509 0.30 – 2.71 19.9 2023 10.71&#9; 0.26&#9; 0.15 0.41 (0.26)&#9; (0.27)&#9; (0.53)&#9; 10.59 3.79 186,288 0.31 – 2.37 25.5 2022 13.79&#9; 0.29&#9; (2.38)&#9; (2.09)&#9; (0.29)&#9; (0.70)&#9; (0.99)&#9; 10.71 (16.17) 206,697 0.30 – 2.43 55.3 2021 12.03&#9; 0.23&#9; 1.90 2.13 (0.23)&#9; (0.14)&#9; (0.37)&#9; 13.79 17.89 268,505 0.29 – 1.71 29.9 R-3 shares 2025 12.36&#9; 0.28&#9; 0.97 1.25 (0.27)&#9; (0.14)&#9; (0.41)&#9; 13.20 10.46 12,775 0.85 – 2.23 32.3 2024 10.57&#9; 0.25&#9; 1.80 2.05 (0.26)&#9; – (0.26) 12.36 19.49 11,594 0.85 – 2.11 19.9 2023 10.69&#9; 0.19&#9; 0.16 0.35 (0.20)&#9; (0.27)&#9; (0.47)&#9; 10.57 3.23 8,792 0.86 – 1.77 25.5 2022 13.76&#9; 0.23&#9; (2.38)&#9; (2.15)&#9; (0.22)&#9; (0.70)&#9; (0.92)&#9; 10.69 (16.60) 8,497 0.85 – 1.89 55.3 2021 12.01&#9; 0.16&#9; 1.89 2.05 (0.16)&#9; (0.14)&#9; (0.30)&#9; 13.76 17.18 11,129 0.84 – 1.18 29.9 R-5 shares 2025 12.38&#9; 0.31&#9; 0.98 1.29 (0.31)&#9; (0.14)&#9; (0.45)&#9; 13.22 10.80 28,303 0.54 – 2.50 32.3 2024 10.58&#9; 0.30&#9; 1.79 2.09 (0.29)&#9; – (0.29) 12.38 19.91 18,165 0.54 – 2.51 19.9 2023 10.71&#9; 0.23&#9; 0.14 0.37 (0.23)&#9; (0.27)&#9; (0.50)&#9; 10.58 3.45 19,409 0.55 – 2.11 25.5 2022 13.78&#9; 0.25&#9; (2.36)&#9; (2.11)&#9; (0.26)&#9; (0.70)&#9; (0.96)&#9; 10.71 (16.31) 19,091 0.54 – 2.11 55.3 2021 12.02&#9; 0.19&#9; 1.91 2.10 (0.20)&#9; (0.14)&#9; (0.34)&#9; 13.78 17.61 20,710 0.53 – 1.46 29.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 103

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE BALANCED PORTFOLIO Class A shares 2025 $12.56 $0.31 $0.99 $1.30 ($0.30) ($0.14) ($0.44) $13.42 10.72%(b) $522,349&#9; 0.59% –% 2.43%&#9; 32.3% 2024 10.73 0.29 1.82 2.11 (0.28) – (0.28) 12.56 19.85 (b) 525,205&#9; 0.60  –  2.43  19.9  2023 10.85 0.23 0.14 0.37 (0.22) (0.27) (0.49) 10.73 3.42 (b) 492,836&#9; 0.62  –  2.06  25.5  2022 13.95 0.26 (2.41) (2.15) (0.25) (0.70) (0.95) 10.85 (16.39) (b) 521,254&#9; 0.61  –  2.11  55.3  2021 12.17 0.19 1.92 2.11 (0.19) (0.14) (0.33) 13.95 17.49 (b) 650,919&#9; 0.60  –  1.41  29.9  Class C shares 2025 12.40 0.21 0.98 1.19 (0.20) (0.14) (0.34) 13.25 9.87 (b) 30,894&#9; 1.39  –  1.69  32.3  2024 10.59 0.21 1.79 2.00 (0.19) – (0.19) 12.40 18.94 (b) 38,812&#9; 1.38  –  1.75  19.9  2023 10.71 0.15 0.13 0.28 (0.13) (0.27) (0.40) 10.59 2.58 (b) 47,961&#9; 1.42  –  1.33  25.5  2022 13.78 0.16 (2.38) (2.22) (0.15) (0.70) (0.85) 10.71 (17.06) (b) 70,882&#9; 1.38  –  1.37  55.3  2021 12.03 0.09 1.90 1.99 (0.10) (0.14) (0.24) 13.78 16.66 (b) 114,412&#9; 1.37  –  0.66  29.9  Class J shares 2025 12.34 0.32 0.97 1.29 (0.32) (0.14) (0.46) 13.17 10.85 (b) 1,074,776&#9; 0.44 (c) 0.44 (d) 2.58  32.3  2024 10.54 0.30 1.81 2.11 (0.31) – (0.31) 12.34 20.13 (b) 1,040,737&#9; 0.43 (c) 0.44 (d) 2.57  19.9  2023 10.67 0.24 0.14 0.38 (0.24) (0.27) (0.51) 10.54 3.57 (b) 852,351&#9; 0.44 (c) 0.46 (d) 2.22  25.5  2022 13.74 0.27 (2.37) (2.10) (0.27) (0.70) (0.97) 10.67 (16.28) (b) 776,202&#9; 0.45 (c) 0.47 (d) 2.25  55.3  2021 11.99 0.21 1.89 2.10 (0.21) (0.14) (0.35) 13.74 17.69 (b) 869,500&#9; 0.44 (c) 0.47 (d) 1.56  29.9  Institutional shares 2025 12.39 0.34 0.98 1.32 (0.34) (0.14) (0.48) 13.23 11.03  213,226&#9; 0.30  –  2.71  32.3  2024 10.59 0.32 1.80 2.12 (0.32) – (0.32) 12.39 20.17  212,509&#9; 0.30  –  2.71  19.9  2023 10.71 0.26 0.15 0.41 (0.26) (0.27) (0.53) 10.59 3.79  186,288&#9; 0.31  –  2.37  25.5  2022 13.79 0.29 (2.38) (2.09) (0.29) (0.70) (0.99) 10.71 (16.17)  206,697&#9; 0.30  –  2.43  55.3  2021 12.03 0.23 1.90 2.13 (0.23) (0.14) (0.37) 13.79 17.89  268,505&#9; 0.29  –  1.71  29.9  R-3 shares 2025 12.36 0.28 0.97 1.25 (0.27) (0.14) (0.41) 13.20 10.46  12,775&#9; 0.85  –  2.23  32.3  2024 10.57 0.25 1.80 2.05 (0.26) – (0.26) 12.36 19.49  11,594&#9; 0.85  –  2.11  19.9  2023 10.69 0.19 0.16 0.35 (0.20) (0.27) (0.47) 10.57 3.23  8,792&#9; 0.86  –  1.77  25.5  2022 13.76 0.23 (2.38) (2.15) (0.22) (0.70) (0.92) 10.69 (16.60)  8,497&#9; 0.85  –  1.89  55.3  2021 12.01 0.16 1.89 2.05 (0.16) (0.14) (0.30) 13.76 17.18  11,129&#9; 0.84  –  1.18  29.9  R-5 shares 2025 12.38 0.31 0.98 1.29 (0.31) (0.14) (0.45) 13.22 10.80  28,303&#9; 0.54  –  2.50  32.3  2024 10.58 0.30 1.79 2.09 (0.29) – (0.29) 12.38 19.91  18,165&#9; 0.54  –  2.51  19.9  2023 10.71 0.23 0.14 0.37 (0.23) (0.27) (0.50) 10.58 3.45  19,409&#9; 0.55  –  2.11  25.5  2022 13.78 0.25 (2.36) (2.11) (0.26) (0.70) (0.96) 10.71 (16.31)  19,091&#9; 0.54  –  2.11  55.3  2021 12.02 0.19 1.91 2.10 (0.20) (0.14) (0.34) 13.78 17.61  20,710&#9; 0.53  –  1.46  29.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 104

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE GROWTH PORTFOLIO Class A shares 2025 $20.30&#9; $0.26&#9; $2.59 $2.85 ($0.26)&#9; ($1.13)&#9; ($1.39)&#9; $21.76 15.00%(b) $1,803,526 0.59% –% 1.31% 41.9% 2024 15.91&#9; 0.24&#9; 4.37 4.61 (0.22)&#9; – (0.22) 20.30 29.15 (b) 1,739,501 0.59 – 1.26 18.3 2023 16.64&#9; 0.19&#9; 0.87 1.06 (0.17)&#9; (1.62)&#9; (1.79)&#9; 15.91 6.95 (b) 1,484,518 0.62 – 1.16 25.6 2022 22.20&#9; 0.33&#9; (4.18)&#9; (3.85)&#9; (0.26)&#9; (1.45)&#9; (1.71)&#9; 16.64 (18.70) (b) 1,508,702 0.60 – 1.76 52.4 2021 17.41&#9; 0.17&#9; 5.27 5.44 (0.24)&#9; (0.41)&#9; (0.65)&#9; 22.20 31.84 (b) 1,979,014 0.59 – 0.81 34.3 Class C shares 2025 18.14&#9; 0.11&#9; 2.28 2.39 (0.11)&#9; (1.13)&#9; (1.24)&#9; 19.29 14.11 (b) 74,549 1.36 – 0.59 41.9 2024 14.22&#9; 0.09&#9; 3.90 3.99 (0.07)&#9; – (0.07) 18.14 28.12 (b) 86,958 1.37 – 0.53 18.3 2023 15.03&#9; 0.06&#9; 0.79 0.85 (0.04)&#9; (1.62)&#9; (1.66)&#9; 14.22 6.19 (b) 92,295 1.42 – 0.40 25.6 2022 20.21&#9; 0.18&#9; (3.82)&#9; (3.64)&#9; (0.09)&#9; (1.45)&#9; (1.54)&#9; 15.03 (19.39) (b) 121,737 1.37 – 1.05 52.4 2021 15.91&#9; 0.01&#9; 4.81 4.82 (0.11)&#9; (0.41)&#9; (0.52)&#9; 20.21 30.82 (b) 190,605 1.38 – 0.07 34.3 Class J shares 2025 19.23&#9; 0.27&#9; 2.44 2.71 (0.29)&#9; (1.13)&#9; (1.42)&#9; 20.52 15.17 (b) 1,009,226 0.45 (c) 0.45 (d) 1.43 41.9 2024 15.09&#9; 0.25&#9; 4.14 4.39 (0.25)&#9; – (0.25) 19.23 29.32 (b) 889,283 0.43 (c) 0.44 (d) 1.40 18.3 2023 15.87&#9; 0.20&#9; 0.84 1.04 (0.20)&#9; (1.62)&#9; (1.82)&#9; 15.09 7.19 (b) 690,996 0.45 (c) 0.47 (d) 1.32 25.6 2022 21.26&#9; 0.34&#9; (3.99)&#9; (3.65)&#9; (0.29)&#9; (1.45)&#9; (1.74)&#9; 15.87 (18.59) (b) 636,126 0.45 (c) 0.47 (d) 1.90 52.4 2021 16.70&#9; 0.19&#9; 5.05 5.24 (0.27)&#9; (0.41)&#9; (0.68)&#9; 21.26 32.04 (b) 778,913 0.45 (c) 0.47 (d) 0.95 34.3 Institutional shares 2025 19.66&#9; 0.31&#9; 2.49 2.80 (0.31)&#9; (1.13)&#9; (1.44)&#9; 21.02 15.33 468,388 0.30 – 1.60 41.9 2024 15.42&#9; 0.28&#9; 4.23 4.51 (0.27)&#9; – (0.27) 19.66 29.50 455,578 0.30 – 1.55 18.3 2023 16.18&#9; 0.23&#9; 0.85 1.08 (0.22)&#9; (1.62)&#9; (1.84)&#9; 15.42 7.35 397,434 0.30 – 1.47 25.6 2022 21.64&#9; 0.38&#9; (4.07)&#9; (3.69)&#9; (0.32)&#9; (1.45)&#9; (1.77)&#9; 16.18 (18.48) 395,979 0.29 – 2.08 52.4 2021 16.98&#9; 0.23&#9; 5.14 5.37 (0.30)&#9; (0.41)&#9; (0.71)&#9; 21.64 32.27 539,619 0.29 – 1.12 34.3 R-3 shares 2025 19.19&#9; 0.20&#9; 2.43 2.63 (0.23)&#9; (1.13)&#9; (1.36)&#9; 20.46 14.69 11,586 0.85 – 1.06 41.9 2024 15.06&#9; 0.18&#9; 4.13 4.31 (0.18)&#9; – (0.18) 19.19 28.76 9,881 0.85 – 1.02 18.3 2023 15.82&#9; 0.15&#9; 0.83 0.98 (0.12)&#9; (1.62)&#9; (1.74)&#9; 15.06 6.80 7,737 0.85 – 0.98 25.6 2022 21.20&#9; 0.28&#9; (4.01)&#9; (3.73)&#9; (0.20)&#9; (1.45)&#9; (1.65)&#9; 15.82 (18.95) 10,909 0.85 – 1.58 52.4 2021 16.65&#9; 0.11&#9; 5.05 5.16 (0.20)&#9; (0.41)&#9; (0.61)&#9; 21.20 31.58 15,823 0.84 – 0.56 34.3 R-5 shares 2025 19.45&#9; 0.27&#9; 2.46 2.73 (0.27)&#9; (1.13)&#9; (1.40)&#9; 20.78 15.10 29,749 0.54 – 1.39 41.9 2024 15.26&#9; 0.24&#9; 4.18 4.42 (0.23)&#9; – (0.23) 19.45 29.20 28,551 0.54 – 1.32 18.3 2023 16.03&#9; 0.19&#9; 0.84 1.03 (0.18)&#9; (1.62)&#9; (1.80)&#9; 15.26 7.04 24,555 0.54 – 1.21 25.6 2022 21.46&#9; 0.34&#9; (4.04)&#9; (3.70)&#9; (0.28)&#9; (1.45)&#9; (1.73)&#9; 16.03 (18.66) 23,881 0.54 – 1.86 52.4 2021 16.85&#9; 0.17&#9; 5.10 5.27 (0.25)&#9; (0.41)&#9; (0.66)&#9; 21.46 31.91 30,075 0.53 – 0.86 34.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 105

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM CONSERVATIVE GROWTH PORTFOLIO Class A shares 2025 $20.30 $0.26 $2.59 $2.85 ($0.26) ($1.13) ($1.39) $21.76 15.00%(b) $1,803,526&#9; 0.59% –% 1.31%&#9; 41.9% 2024 15.91 0.24 4.37 4.61 (0.22) – (0.22) 20.30 29.15 (b) 1,739,501&#9; 0.59  –  1.26  18.3  2023 16.64 0.19 0.87 1.06 (0.17) (1.62) (1.79) 15.91 6.95 (b) 1,484,518&#9; 0.62  –  1.16  25.6  2022 22.20 0.33 (4.18) (3.85) (0.26) (1.45) (1.71) 16.64 (18.70) (b) 1,508,702&#9; 0.60  –  1.76  52.4  2021 17.41 0.17 5.27 5.44 (0.24) (0.41) (0.65) 22.20 31.84 (b) 1,979,014&#9; 0.59  –  0.81  34.3  Class C shares 2025 18.14 0.11 2.28 2.39 (0.11) (1.13) (1.24) 19.29 14.11 (b) 74,549&#9; 1.36  –  0.59  41.9  2024 14.22 0.09 3.90 3.99 (0.07) – (0.07) 18.14 28.12 (b) 86,958&#9; 1.37  –  0.53  18.3  2023 15.03 0.06 0.79 0.85 (0.04) (1.62) (1.66) 14.22 6.19 (b) 92,295&#9; 1.42  –  0.40  25.6  2022 20.21 0.18 (3.82) (3.64) (0.09) (1.45) (1.54) 15.03 (19.39) (b) 121,737&#9; 1.37  –  1.05  52.4  2021 15.91 0.01 4.81 4.82 (0.11) (0.41) (0.52) 20.21 30.82 (b) 190,605&#9; 1.38  –  0.07  34.3  Class J shares 2025 19.23 0.27 2.44 2.71 (0.29) (1.13) (1.42) 20.52 15.17 (b) 1,009,226&#9; 0.45 (c) 0.45 (d) 1.43  41.9  2024 15.09 0.25 4.14 4.39 (0.25) – (0.25) 19.23 29.32 (b) 889,283&#9; 0.43 (c) 0.44 (d) 1.40  18.3  2023 15.87 0.20 0.84 1.04 (0.20) (1.62) (1.82) 15.09 7.19 (b) 690,996&#9; 0.45 (c) 0.47 (d) 1.32  25.6  2022 21.26 0.34 (3.99) (3.65) (0.29) (1.45) (1.74) 15.87 (18.59) (b) 636,126&#9; 0.45 (c) 0.47 (d) 1.90  52.4  2021 16.70 0.19 5.05 5.24 (0.27) (0.41) (0.68) 21.26 32.04 (b) 778,913&#9; 0.45 (c) 0.47 (d) 0.95  34.3  Institutional shares 2025 19.66 0.31 2.49 2.80 (0.31) (1.13) (1.44) 21.02 15.33  468,388&#9; 0.30  –  1.60  41.9  2024 15.42 0.28 4.23 4.51 (0.27) – (0.27) 19.66 29.50  455,578&#9; 0.30  –  1.55  18.3  2023 16.18 0.23 0.85 1.08 (0.22) (1.62) (1.84) 15.42 7.35  397,434&#9; 0.30  –  1.47  25.6  2022 21.64 0.38 (4.07) (3.69) (0.32) (1.45) (1.77) 16.18 (18.48)  395,979&#9; 0.29  –  2.08  52.4  2021 16.98 0.23 5.14 5.37 (0.30) (0.41) (0.71) 21.64 32.27  539,619&#9; 0.29  –  1.12  34.3  R-3 shares 2025 19.19 0.20 2.43 2.63 (0.23) (1.13) (1.36) 20.46 14.69  11,586&#9; 0.85  –  1.06  41.9  2024 15.06 0.18 4.13 4.31 (0.18) – (0.18) 19.19 28.76  9,881&#9; 0.85  –  1.02  18.3  2023 15.82 0.15 0.83 0.98 (0.12) (1.62) (1.74) 15.06 6.80  7,737&#9; 0.85  –  0.98  25.6  2022 21.20 0.28 (4.01) (3.73) (0.20) (1.45) (1.65) 15.82 (18.95)  10,909&#9; 0.85  –  1.58  52.4  2021 16.65 0.11 5.05 5.16 (0.20) (0.41) (0.61) 21.20 31.58  15,823&#9; 0.84  –  0.56  34.3  R-5 shares 2025 19.45 0.27 2.46 2.73 (0.27) (1.13) (1.40) 20.78 15.10  29,749&#9; 0.54  –  1.39  41.9  2024 15.26 0.24 4.18 4.42 (0.23) – (0.23) 19.45 29.20  28,551&#9; 0.54  –  1.32  18.3  2023 16.03 0.19 0.84 1.03 (0.18) (1.62) (1.80) 15.26 7.04  24,555&#9; 0.54  –  1.21  25.6  2022 21.46 0.34 (4.04) (3.70) (0.28) (1.45) (1.73) 16.03 (18.66)  23,881&#9; 0.54  –  1.86  52.4  2021 16.85 0.17 5.10 5.27 (0.25) (0.41) (0.66) 21.46 31.91  30,075&#9; 0.53  –  0.86  34.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 106

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM FLEXIBLE INCOME PORTFOLIO Class A shares 2025 $12.17&#9; $0.36&#9; $0.69 $1.05 ($0.35)&#9; $– ($0.35)&#9; $12.87 8.82%(b) $868,475 0.59% –% 2.91% 23.9% 2024 10.75&#9; 0.35&#9; 1.42 1.77 (0.35)&#9; – (0.35) 12.17 16.58 (b) 918,982 0.59 – 2.99 19.8 2023 10.78&#9; 0.26&#9; (0.03)&#9; 0.23 (0.26)&#9; – (0.26) 10.75 2.05 (b) 919,005 0.61 – 2.33 20.8 2022 13.56&#9; 0.28&#9; (2.25)&#9; (1.97)&#9; (0.28)&#9; (0.53)&#9; (0.81)&#9; 10.78 (15.28) (b) 1,032,096 0.60 – 2.32 57.3 2021 12.38&#9; 0.23&#9; 1.29 1.52 (0.23)&#9; (0.11)&#9; (0.34)&#9; 13.56 12.40 (b) 1,289,067 0.59 – 1.72 29.3 Class C shares 2025 12.02&#9; 0.27&#9; 0.68 0.95 (0.25)&#9; – (0.25) 12.72 8.06 (b) 51,518 1.38 – 2.19 23.9 2024 10.62&#9; 0.27&#9; 1.38 1.65 (0.25)&#9; – (0.25) 12.02 15.67 (b) 71,603 1.38 – 2.29 19.8 2023 10.66&#9; 0.18&#9; (0.05)&#9; 0.13 (0.17)&#9; – (0.17) 10.62 1.15 (b) 91,832 1.40 – 1.60 20.8 2022 13.41&#9; 0.19&#9; (2.22)&#9; (2.03)&#9; (0.19)&#9; (0.53)&#9; (0.72)&#9; 10.66 (15.90) (b) 135,741 1.38 – 1.57 57.3 2021 12.24&#9; 0.13&#9; 1.27 1.40 (0.12)&#9; (0.11)&#9; (0.23)&#9; 13.41 11.58 (b) 205,567 1.36 – 0.96 29.3 Class J shares 2025 12.03&#9; 0.37&#9; 0.70 1.07 (0.37)&#9; – (0.37) 12.73 9.09 (b) 1,114,673 0.44 (c) 0.44 (d) 3.05 23.9 2024 10.63&#9; 0.37&#9; 1.40 1.77 (0.37)&#9; – (0.37) 12.03 16.78 (b) 1,151,699 0.42 (c) 0.44 (d) 3.13 19.8 2023 10.67&#9; 0.28&#9; (0.04)&#9; 0.24 (0.28)&#9; – (0.28) 10.63 2.16 (b) 1,064,611 0.43 (c) 0.45 (d) 2.49 20.8 2022 13.43&#9; 0.29&#9; (2.22)&#9; (1.93)&#9; (0.30)&#9; (0.53)&#9; (0.83)&#9; 10.67 (15.14) (b) 1,086,460 0.44 (c) 0.46 (d) 2.48 57.3 2021 12.26&#9; 0.25&#9; 1.28 1.53 (0.25)&#9; (0.11)&#9; (0.36)&#9; 13.43 12.61 (b) 1,321,469 0.44 (c) 0.46 (d) 1.88 29.3 Institutional shares 2025 12.12&#9; 0.38&#9; 0.70 1.08 (0.38)&#9; – (0.38) 12.82 9.15 186,610 0.32 – 3.12 23.9 2024 10.70&#9; 0.38&#9; 1.42 1.80 (0.38)&#9; – (0.38) 12.12 16.98 180,539 0.32 – 3.22 19.8 2023 10.74&#9; 0.29&#9; (0.04)&#9; 0.25 (0.29)&#9; – (0.29) 10.70 2.25 164,167 0.32 – 2.60 20.8 2022 13.51&#9; 0.31&#9; (2.23)&#9; (1.92)&#9; (0.32)&#9; (0.53)&#9; (0.85)&#9; 10.74 (15.01) 173,873 0.31 – 2.62 57.3 2021 12.34&#9; 0.26&#9; 1.28 1.54 (0.26)&#9; (0.11)&#9; (0.37)&#9; 13.51 12.68 236,379 0.31 – 2.00 29.3 R-3 shares 2025 12.09&#9; 0.37&#9; 0.65 1.02 (0.32)&#9; – (0.32) 12.79 8.59 2,603 0.85 – 3.04 23.9 2024 10.68&#9; 0.32&#9; 1.41 1.73 (0.32)&#9; – (0.32) 12.09 16.30 3,170 0.85 – 2.75 19.8 2023 10.71&#9; 0.24&#9; (0.04)&#9; 0.20 (0.23)&#9; – (0.23) 10.68 1.81 3,109 0.85 – 2.15 20.8 2022 13.48&#9; 0.25&#9; (2.24)&#9; (1.99)&#9; (0.25)&#9; (0.53)&#9; (0.78)&#9; 10.71 (15.51) 3,569 0.85 – 2.07 57.3 2021 12.31&#9; 0.19&#9; 1.28 1.47 (0.19)&#9; (0.11)&#9; (0.30)&#9; 13.48 12.11 5,117 0.84 – 1.48 29.3 R-5 shares 2025 12.09&#9; 0.37&#9; 0.70 1.07 (0.36)&#9; – (0.36) 12.80 9.00 8,083 0.54 – 2.99 23.9 2024 10.68&#9; 0.30&#9; 1.46 1.76 (0.35)&#9; – (0.35) 12.09 16.67 20,849 0.54 – 2.58 19.8 2023 10.72&#9; 0.26&#9; (0.04)&#9; 0.22 (0.26)&#9; – (0.26) 10.68 2.03 7,888 0.54 – 2.37 20.8 2022 13.48&#9; 0.28&#9; (2.22)&#9; (1.94)&#9; (0.29)&#9; (0.53)&#9; (0.82)&#9; 10.72 (15.16) 8,059 0.54 – 2.38 57.3 2021 12.31&#9; 0.23&#9; 1.28 1.51 (0.23)&#9; (0.11)&#9; (0.34)&#9; 13.48 12.46 10,225 0.53 – 1.78 29.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 107

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM FLEXIBLE INCOME PORTFOLIO Class A shares 2025 $12.17 $0.36 $0.69 $1.05 ($0.35) $– ($0.35) $12.87 8.82%(b) $868,475&#9; 0.59% –% 2.91%&#9; 23.9% 2024 10.75 0.35 1.42 1.77 (0.35) – (0.35) 12.17 16.58 (b) 918,982&#9; 0.59  –  2.99  19.8  2023 10.78 0.26 (0.03) 0.23 (0.26) – (0.26) 10.75 2.05 (b) 919,005&#9; 0.61  –  2.33  20.8  2022 13.56 0.28 (2.25) (1.97) (0.28) (0.53) (0.81) 10.78 (15.28) (b) 1,032,096&#9; 0.60  –  2.32  57.3  2021 12.38 0.23 1.29 1.52 (0.23) (0.11) (0.34) 13.56 12.40 (b) 1,289,067&#9; 0.59  –  1.72  29.3  Class C shares 2025 12.02 0.27 0.68 0.95 (0.25) – (0.25) 12.72 8.06 (b) 51,518&#9; 1.38  –  2.19  23.9  2024 10.62 0.27 1.38 1.65 (0.25) – (0.25) 12.02 15.67 (b) 71,603&#9; 1.38  –  2.29  19.8  2023 10.66 0.18 (0.05) 0.13 (0.17) – (0.17) 10.62 1.15 (b) 91,832&#9; 1.40  –  1.60  20.8  2022 13.41 0.19 (2.22) (2.03) (0.19) (0.53) (0.72) 10.66 (15.90) (b) 135,741&#9; 1.38  –  1.57  57.3  2021 12.24 0.13 1.27 1.40 (0.12) (0.11) (0.23) 13.41 11.58 (b) 205,567&#9; 1.36  –  0.96  29.3  Class J shares 2025 12.03 0.37 0.70 1.07 (0.37) – (0.37) 12.73 9.09 (b) 1,114,673&#9; 0.44 (c) 0.44 (d) 3.05  23.9  2024 10.63 0.37 1.40 1.77 (0.37) – (0.37) 12.03 16.78 (b) 1,151,699&#9; 0.42 (c) 0.44 (d) 3.13  19.8  2023 10.67 0.28 (0.04) 0.24 (0.28) – (0.28) 10.63 2.16 (b) 1,064,611&#9; 0.43 (c) 0.45 (d) 2.49  20.8  2022 13.43 0.29 (2.22) (1.93) (0.30) (0.53) (0.83) 10.67 (15.14) (b) 1,086,460&#9; 0.44 (c) 0.46 (d) 2.48  57.3  2021 12.26 0.25 1.28 1.53 (0.25) (0.11) (0.36) 13.43 12.61 (b) 1,321,469&#9; 0.44 (c) 0.46 (d) 1.88  29.3  Institutional shares 2025 12.12 0.38 0.70 1.08 (0.38) – (0.38) 12.82 9.15  186,610&#9; 0.32  –  3.12  23.9  2024 10.70 0.38 1.42 1.80 (0.38) – (0.38) 12.12 16.98  180,539&#9; 0.32  –  3.22  19.8  2023 10.74 0.29 (0.04) 0.25 (0.29) – (0.29) 10.70 2.25  164,167&#9; 0.32  –  2.60  20.8  2022 13.51 0.31 (2.23) (1.92) (0.32) (0.53) (0.85) 10.74 (15.01)  173,873&#9; 0.31  –  2.62  57.3  2021 12.34 0.26 1.28 1.54 (0.26) (0.11) (0.37) 13.51 12.68  236,379&#9; 0.31  –  2.00  29.3  R-3 shares 2025 12.09 0.37 0.65 1.02 (0.32) – (0.32) 12.79 8.59  2,603&#9; 0.85  –  3.04  23.9  2024 10.68 0.32 1.41 1.73 (0.32) – (0.32) 12.09 16.30  3,170&#9; 0.85  –  2.75  19.8  2023 10.71 0.24 (0.04) 0.20 (0.23) – (0.23) 10.68 1.81  3,109&#9; 0.85  –  2.15  20.8  2022 13.48 0.25 (2.24) (1.99) (0.25) (0.53) (0.78) 10.71 (15.51)  3,569&#9; 0.85  –  2.07  57.3  2021 12.31 0.19 1.28 1.47 (0.19) (0.11) (0.30) 13.48 12.11  5,117&#9; 0.84  –  1.48  29.3  R-5 shares 2025 12.09 0.37 0.70 1.07 (0.36) – (0.36) 12.80 9.00  8,083&#9; 0.54  –  2.99  23.9  2024 10.68 0.30 1.46 1.76 (0.35) – (0.35) 12.09 16.67  20,849&#9; 0.54  –  2.58  19.8  2023 10.72 0.26 (0.04) 0.22 (0.26) – (0.26) 10.68 2.03  7,888&#9; 0.54  –  2.37  20.8  2022 13.48 0.28 (2.22) (1.94) (0.29) (0.53) (0.82) 10.72 (15.16)  8,059&#9; 0.54  –  2.38  57.3  2021 12.31 0.23 1.28 1.51 (0.23) (0.11) (0.34) 13.48 12.46  10,225&#9; 0.53  –  1.78  29.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. 108

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM STRATEGIC GROWTH PORTFOLIO Class A shares 2025 $23.61&#9; $0.23 $3.39 $3.62 ($0.21)&#9; ($1.38)&#9; ($1.59)&#9; $25.64 16.41%(b) $1,394,075 0.59% –% 0.96% 44.8% 2024 18.11&#9; 0.20 5.53 5.73 (0.17)&#9; (0.06)&#9; (0.23)&#9; 23.61 31.89 (b) 1,305,661 0.60 – 0.89 18.2 2023 18.24&#9; 0.14 1.32 1.46 (0.13)&#9; (1.46)&#9; (1.59)&#9; 18.11 8.57 (b) 1,081,383 0.63 – 0.73 27.2 2022 24.57&#9; 0.34 (4.93)&#9; (4.59)&#9; (0.34)&#9; (1.40)&#9; (1.74)&#9; 18.24 (19.99) (b) 1,066,233 0.61 – 1.67 49.5 2021 18.57&#9; 0.17 6.67 6.84 (0.17)&#9; (0.67)&#9; (0.84)&#9; 24.57 37.68 (b) 1,401,140 0.60 – 0.75 26.3 Class C shares 2025 20.22&#9; 0.04 2.88 2.92 (0.06)&#9; (1.38)&#9; (1.44)&#9; 21.70 15.53 (b) 66,773 1.38 – 0.22 44.8 2024 15.54&#9; 0.03 4.74 4.77 (0.03)&#9; (0.06)&#9; (0.09)&#9; 20.22 30.84 (b) 70,160 1.39 – 0.14 18.2 2023 15.88&#9; (0.01)&#9; 1.13 1.12 – (1.46) (1.46)&#9; 15.54 7.61 (b) 66,235 1.45 – (0.03) 27.2 2022 21.60&#9; 0.17 (4.33)&#9; (4.16)&#9; (0.16)&#9; (1.40)&#9; (1.56)&#9; 15.88 (20.59) (b) 77,837 1.41 – 0.94 49.5 2021 16.43&#9; 0.01 5.87 5.88 (0.04)&#9; (0.67)&#9; (0.71)&#9; 21.60 36.56 (b) 115,136 1.39 – 0.04 26.3 Class J shares 2025 22.38&#9; 0.24 3.20 3.44 (0.25)&#9; (1.38)&#9; (1.63)&#9; 24.19 16.52 (b) 573,321 0.46 (c) 0.46 (d) 1.07 44.8 2024 17.18&#9; 0.21 5.26 5.47 (0.21)&#9; (0.06)&#9; (0.27)&#9; 22.38 32.10 (b) 493,983 0.44 (c) 0.46 (d) 1.02 18.2 2023 17.39&#9; 0.15 1.26 1.41 (0.16)&#9; (1.46)&#9; (1.62)&#9; 17.18 8.73 (b) 372,876 0.47 (c) 0.49 (d) 0.87 27.2 2022 23.51&#9; 0.35 (4.70)&#9; (4.35)&#9; (0.37)&#9; (1.40)&#9; (1.77)&#9; 17.39 (19.87) (b) 334,032 0.47 (c) 0.49 (d) 1.78 49.5 2021 17.80&#9; 0.19 6.39 6.58 (0.20)&#9; (0.67)&#9; (0.87)&#9; 23.51 37.88 (b) 410,297 0.46 (c) 0.48 (d) 0.88 26.3 Institutional shares 2025 22.80&#9; 0.29 3.27 3.56 (0.28)&#9; (1.38)&#9; (1.66)&#9; 24.70 16.77 381,234 0.30 – 1.26 44.8 2024 17.50&#9; 0.25 5.35 5.60 (0.24)&#9; (0.06)&#9; (0.30)&#9; 22.80 32.27 356,421 0.30 – 1.19 18.2 2023 17.69&#9; 0.19 1.27 1.46 (0.19)&#9; (1.46)&#9; (1.65)&#9; 17.50 8.89 299,870 0.30 – 1.04 27.2 2022 23.88&#9; 0.40 (4.78)&#9; (4.38)&#9; (0.41)&#9; (1.40)&#9; (1.81)&#9; 17.69 (19.73) 271,120 0.29 – 1.99 49.5 2021 18.06&#9; 0.23 6.49 6.72 (0.23)&#9; (0.67)&#9; (0.90)&#9; 23.88 38.14 362,447 0.29 – 1.05 26.3 R-3 shares 2025 22.27&#9; 0.14 3.21 3.35 (0.15)&#9; (1.38)&#9; (1.53)&#9; 24.09 16.13 9,073 0.85 – 0.65 44.8 2024 17.10&#9; 0.13 5.23 5.36 (0.13)&#9; (0.06)&#9; (0.19)&#9; 22.27 31.55 7,327 0.85 – 0.62 18.2 2023 17.31&#9; 0.09 1.25 1.34 (0.09)&#9; (1.46)&#9; (1.55)&#9; 17.10 8.33 6,746 0.85 – 0.50 27.2 2022 23.43&#9; 0.32 (4.74)&#9; (4.42)&#9; (0.30)&#9; (1.40)&#9; (1.70)&#9; 17.31 (20.20) 6,564 0.85 – 1.60 49.5 2021 17.72&#9; 0.08 6.40 6.48 (0.10)&#9; (0.67)&#9; (0.77)&#9; 23.43 37.38 9,782 0.84 – 0.36 26.3 R-5 shares 2025 22.43&#9; 0.23 3.22 3.45 (0.24)&#9; (1.38)&#9; (1.62)&#9; 24.26 16.50 32,154 0.54 – 1.05 44.8 2024 17.23&#9; 0.19 5.27 5.46 (0.20)&#9; (0.06)&#9; (0.26)&#9; 22.43 31.92 28,145 0.54 – 0.91 18.2 2023 17.43&#9; 0.14 1.26 1.40 (0.14)&#9; (1.46)&#9; (1.60)&#9; 17.23 8.67 19,279 0.54 – 0.79 27.2 2022 23.56&#9; 0.33 (4.70)&#9; (4.37)&#9; (0.36)&#9; (1.40)&#9; (1.76)&#9; 17.43 (19.95) (e) 19,246 0.54 – 1.70 49.5 2021 17.84&#9; 0.17 6.40 6.57 (0.18)&#9; (0.67)&#9; (0.85)&#9; 23.56 37.80 (e) 24,908 0.53 – 0.77 26.3 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 109

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SAM STRATEGIC GROWTH PORTFOLIO Class A shares 2025 $23.61 $0.23 $3.39 $3.62 ($0.21) ($1.38) ($1.59) $25.64 16.41%(b) $1,394,075&#9; 0.59% –% 0.96% 44.8% 2024 18.11 0.20 5.53 5.73 (0.17) (0.06) (0.23) 23.61 31.89 (b) 1,305,661&#9; 0.60  –  0.89  18.2  2023 18.24 0.14 1.32 1.46 (0.13) (1.46) (1.59) 18.11 8.57 (b) 1,081,383&#9; 0.63  –  0.73  27.2  2022 24.57 0.34 (4.93) (4.59) (0.34) (1.40) (1.74) 18.24 (19.99) (b) 1,066,233&#9; 0.61  –  1.67  49.5  2021 18.57 0.17 6.67 6.84 (0.17) (0.67) (0.84) 24.57 37.68 (b) 1,401,140&#9; 0.60  –  0.75  26.3  Class C shares 2025 20.22 0.04 2.88 2.92 (0.06) (1.38) (1.44) 21.70 15.53 (b) 66,773&#9; 1.38  –  0.22  44.8  2024 15.54 0.03 4.74 4.77 (0.03) (0.06) (0.09) 20.22 30.84 (b) 70,160&#9; 1.39  –  0.14  18.2  2023 15.88 (0.01) 1.13 1.12 – (1.46) (1.46) 15.54 7.61 (b) 66,235&#9; 1.45  –  (0.03)  27.2  2022 21.60 0.17 (4.33) (4.16) (0.16) (1.40) (1.56) 15.88 (20.59) (b) 77,837&#9; 1.41  –  0.94  49.5  2021 16.43 0.01 5.87 5.88 (0.04) (0.67) (0.71) 21.60 36.56 (b) 115,136&#9; 1.39  –  0.04  26.3  Class J shares 2025 22.38 0.24 3.20 3.44 (0.25) (1.38) (1.63) 24.19 16.52 (b) 573,321&#9; 0.46 (c) 0.46 (d) 1.07  44.8  2024 17.18 0.21 5.26 5.47 (0.21) (0.06) (0.27) 22.38 32.10 (b) 493,983&#9; 0.44 (c) 0.46 (d) 1.02  18.2  2023 17.39 0.15 1.26 1.41 (0.16) (1.46) (1.62) 17.18 8.73 (b) 372,876&#9; 0.47 (c) 0.49 (d) 0.87  27.2  2022 23.51 0.35 (4.70) (4.35) (0.37) (1.40) (1.77) 17.39 (19.87) (b) 334,032&#9; 0.47 (c) 0.49 (d) 1.78  49.5  2021 17.80 0.19 6.39 6.58 (0.20) (0.67) (0.87) 23.51 37.88 (b) 410,297&#9; 0.46 (c) 0.48 (d) 0.88  26.3  Institutional shares 2025 22.80 0.29 3.27 3.56 (0.28) (1.38) (1.66) 24.70 16.77  381,234&#9; 0.30  –  1.26  44.8  2024 17.50 0.25 5.35 5.60 (0.24) (0.06) (0.30) 22.80 32.27  356,421&#9; 0.30  –  1.19  18.2  2023 17.69 0.19 1.27 1.46 (0.19) (1.46) (1.65) 17.50 8.89  299,870&#9; 0.30  –  1.04  27.2  2022 23.88 0.40 (4.78) (4.38) (0.41) (1.40) (1.81) 17.69 (19.73)  271,120&#9; 0.29  –  1.99  49.5  2021 18.06 0.23 6.49 6.72 (0.23) (0.67) (0.90) 23.88 38.14  362,447&#9; 0.29  –  1.05  26.3  R-3 shares 2025 22.27 0.14 3.21 3.35 (0.15) (1.38) (1.53) 24.09 16.13  9,073&#9; 0.85  –  0.65  44.8  2024 17.10 0.13 5.23 5.36 (0.13) (0.06) (0.19) 22.27 31.55  7,327&#9; 0.85  –  0.62  18.2  2023 17.31 0.09 1.25 1.34 (0.09) (1.46) (1.55) 17.10 8.33  6,746&#9; 0.85  –  0.50  27.2  2022 23.43 0.32 (4.74) (4.42) (0.30) (1.40) (1.70) 17.31 (20.20)  6,564&#9; 0.85  –  1.60  49.5  2021 17.72 0.08 6.40 6.48 (0.10) (0.67) (0.77) 23.43 37.38  9,782&#9; 0.84  –  0.36  26.3  R-5 shares 2025 22.43 0.23 3.22 3.45 (0.24) (1.38) (1.62) 24.26 16.50  32,154&#9; 0.54  –  1.05  44.8  2024 17.23 0.19 5.27 5.46 (0.20) (0.06) (0.26) 22.43 31.92  28,145&#9; 0.54  –  0.91  18.2  2023 17.43 0.14 1.26 1.40 (0.14) (1.46) (1.60) 17.23 8.67  19,279&#9; 0.54  –  0.79  27.2  2022 23.56 0.33 (4.70) (4.37) (0.36) (1.40) (1.76) 17.43 (19.95) (e) 19,246&#9; 0.54  –  1.70  49.5  2021 17.84 0.17 6.40 6.57 (0.18) (0.67) (0.85) 23.56 37.80 (e) 24,908&#9; 0.53  –  0.77  26.3  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 110

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SHORT-TERM INCOME FUND Class A shares 2025 $11.99&#9; $0.44&#9; $0.18 $0.62 ($0.45)&#9; $– ($0.45)&#9; $12.16 5.22%(b) $325,160 0.60% –% 3.67% 42.3% 2024 11.57&#9; 0.41&#9; 0.42 0.83 (0.41)&#9; – (0.41) 11.99 7.27 (b) 315,310 0.63 – 3.46 46.7 2023 11.40&#9; 0.32&#9; 0.18 0.50 (0.33)&#9; – (0.33) 11.57 4.39 (b) 316,038 0.65 – 2.79 35.4 2022 12.32&#9; 0.16&#9; (0.86)&#9; (0.70)&#9; (0.16)&#9; (0.06)&#9; (0.22)&#9; 11.40 (5.73) (b) 353,052 0.65 – 1.32 28.4 2021 12.54&#9; 0.11&#9; (0.13)&#9; (0.02)&#9; (0.11)&#9; (0.09)&#9; (0.20)&#9; 12.32 (0.17) (b) 470,326 0.67 – 0.89 52.4 Class C shares 2025 11.99&#9; 0.33&#9; 0.17 0.50 (0.33)&#9; – (0.33) 12.16 4.23 (b) 12,936 1.54 – 2.73 42.3 2024 11.58&#9; 0.30&#9; 0.41 0.71 (0.30)&#9; – (0.30) 11.99 6.17 (b) 15,263 1.58 – 2.51 46.7 2023 11.40&#9; 0.21&#9; 0.18 0.39 (0.21)&#9; – (0.21) 11.58 3.46 (b) 17,277 1.63 – 1.79 35.4 2022 12.32&#9; 0.05&#9; (0.86)&#9; (0.81)&#9; (0.05)&#9; (0.06)&#9; (0.11)&#9; 11.40 (6.61) (b) 23,675 1.57 – 0.38 28.4 2021 12.55&#9; – (0.13) (0.13)&#9; (0.01)&#9; (0.09)&#9; (0.10)&#9; 12.32 (1.09) (b) 34,992 1.56 – 0.02 52.4 Class J shares 2025 11.98&#9; 0.44&#9; 0.18 0.62 (0.45)&#9; – (0.45) 12.15 5.24 (b) 104,710 0.59 (c) 0.59 (d) 3.69 42.3 2024 11.56&#9; 0.42&#9; 0.42 0.84 (0.42)&#9; – (0.42) 11.98 7.32 (b) 109,830 0.59 (c) 0.60 (d) 3.50 46.7 2023 11.39&#9; 0.33&#9; 0.17 0.50 (0.33)&#9; – (0.33) 11.56 4.43 (b) 115,360 0.61 (c) 0.63 (d) 2.83 35.4 2022 12.31&#9; 0.16&#9; (0.86)&#9; (0.70)&#9; (0.16)&#9; (0.06)&#9; (0.22)&#9; 11.39 (5.72) (b) 127,563 0.62 (c) 0.64 (d) 1.36 28.4 2021 12.53&#9; 0.12&#9; (0.13)&#9; (0.01)&#9; (0.12)&#9; (0.09)&#9; (0.21)&#9; 12.31 (0.13) (b) 154,334 0.62 (c) 0.65 (d) 0.94 52.4 Institutional shares 2025 11.98&#9; 0.47&#9; 0.17 0.64 (0.47)&#9; – (0.47) 12.15 5.44 3,069,877 0.39 – 3.88 42.3 2024 11.57&#9; 0.44&#9; 0.41 0.85 (0.44)&#9; – (0.44) 11.98 7.40 2,865,011 0.43 – 3.67 46.7 2023 11.39&#9; 0.35&#9; 0.18 0.53 (0.35)&#9; – (0.35) 11.57 4.72 2,375,615 0.42 (e) – 3.02 35.4 2022 12.31&#9; 0.18&#9; (0.85)&#9; (0.67)&#9; (0.19)&#9; (0.06)&#9; (0.25)&#9; 11.39 (5.53) 2,654,929 0.43 (e) – 1.53 28.4 2021 12.53&#9; 0.14&#9; (0.13)&#9; 0.01 (0.14)&#9; (0.09)&#9; (0.23)&#9; 12.31 0.06 3,531,191 0.43 (e) – 1.14 52.4 R-3 shares 2025 11.99&#9; 0.40&#9; 0.18 0.58 (0.41)&#9; – (0.41) 12.16 4.88 6,658 0.92 – 3.35 42.3 2024 11.57&#9; 0.37&#9; 0.42 0.79 (0.37)&#9; – (0.37) 11.99 6.93 9,050 0.95 – 3.14 46.7 2023 11.40&#9; 0.29&#9; 0.17 0.46 (0.29)&#9; – (0.29) 11.57 4.07 9,999 0.95 – 2.50 35.4 2022 12.32&#9; 0.12&#9; (0.86)&#9; (0.74)&#9; (0.12)&#9; (0.06)&#9; (0.18)&#9; 11.40 (6.03) 9,841 0.96 – 1.02 28.4 2021 12.54&#9; 0.07&#9; (0.12)&#9; (0.05)&#9; (0.08)&#9; (0.09)&#9; (0.17)&#9; 12.32 (0.48) 10,268 0.98 – 0.58 52.4 R-5 shares 2025 11.99&#9; 0.44&#9; 0.17 0.61 (0.44)&#9; – (0.44) 12.16 5.21 11,445 0.61 – 3.67 42.3 2024 11.58&#9; 0.41&#9; 0.41 0.82 (0.41)&#9; – (0.41) 11.99 7.17 7,909 0.64 – 3.44 46.7 2023 11.40&#9; 0.32&#9; 0.19 0.51 (0.33)&#9; – (0.33) 11.58 4.49 8,616 0.64 – 2.80 35.4 2022 12.32&#9; 0.16&#9; (0.86)&#9; (0.70)&#9; (0.16)&#9; (0.06)&#9; (0.22)&#9; 11.40 (5.74) 9,125 0.65 – 1.31 28.4 2021 12.54&#9; 0.11&#9; (0.13)&#9; (0.02)&#9; (0.11)&#9; (0.09)&#9; (0.20)&#9; 12.32 (0.17) 11,377 0.67 – 0.90 52.4 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 111

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SHORT-TERM INCOME FUND Class A shares 2025 $11.99 $0.44 $0.18 $0.62 ($0.45) $– ($0.45) $12.16 5.22%(b) $325,160&#9; 0.60% –% 3.67%&#9; 42.3% 2024 11.57 0.41 0.42 0.83 (0.41) – (0.41) 11.99 7.27 (b) 315,310&#9; 0.63  –  3.46  46.7  2023 11.40 0.32 0.18 0.50 (0.33) – (0.33) 11.57 4.39 (b) 316,038&#9; 0.65  –  2.79  35.4  2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40 (5.73) (b) 353,052&#9; 0.65  –  1.32  28.4  2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32 (0.17) (b) 470,326&#9; 0.67  –  0.89  52.4  Class C shares 2025 11.99 0.33 0.17 0.50 (0.33) – (0.33) 12.16 4.23 (b) 12,936&#9; 1.54  –  2.73  42.3  2024 11.58 0.30 0.41 0.71 (0.30) – (0.30) 11.99 6.17 (b) 15,263&#9; 1.58  –  2.51  46.7  2023 11.40 0.21 0.18 0.39 (0.21) – (0.21) 11.58 3.46 (b) 17,277&#9; 1.63  –  1.79  35.4  2022 12.32 0.05 (0.86) (0.81) (0.05) (0.06) (0.11) 11.40 (6.61) (b) 23,675&#9; 1.57  –  0.38  28.4  2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32 (1.09) (b) 34,992&#9; 1.56  –  0.02  52.4  Class J shares 2025 11.98 0.44 0.18 0.62 (0.45) – (0.45) 12.15 5.24 (b) 104,710&#9; 0.59 (c) 0.59 (d) 3.69  42.3  2024 11.56 0.42 0.42 0.84 (0.42) – (0.42) 11.98 7.32 (b) 109,830&#9; 0.59 (c) 0.60 (d) 3.50  46.7  2023 11.39 0.33 0.17 0.50 (0.33) – (0.33) 11.56 4.43 (b) 115,360&#9; 0.61 (c) 0.63 (d) 2.83  35.4  2022 12.31 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.39 (5.72) (b) 127,563&#9; 0.62 (c) 0.64 (d) 1.36  28.4  2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31 (0.13) (b) 154,334&#9; 0.62 (c) 0.65 (d) 0.94  52.4  Institutional shares 2025 11.98 0.47 0.17 0.64 (0.47) – (0.47) 12.15 5.44  3,069,877&#9; 0.39  –  3.88  42.3  2024 11.57 0.44 0.41 0.85 (0.44) – (0.44) 11.98 7.40  2,865,011&#9; 0.43  –  3.67  46.7  2023 11.39 0.35 0.18 0.53 (0.35) – (0.35) 11.57 4.72  2,375,615&#9; 0.42 (e) –  3.02  35.4  2022 12.31 0.18 (0.85) (0.67) (0.19) (0.06) (0.25) 11.39 (5.53)  2,654,929&#9; 0.43 (e) –  1.53  28.4  2021 12.53 0.14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31 0.06  3,531,191&#9; 0.43 (e) –  1.14  52.4  R-3 shares 2025 11.99 0.40 0.18 0.58 (0.41) – (0.41) 12.16 4.88  6,658&#9; 0.92  –  3.35  42.3  2024 11.57 0.37 0.42 0.79 (0.37) – (0.37) 11.99 6.93  9,050&#9; 0.95  –  3.14  46.7  2023 11.40 0.29 0.17 0.46 (0.29) – (0.29) 11.57 4.07  9,999&#9; 0.95  –  2.50  35.4  2022 12.32 0.12 (0.86) (0.74) (0.12) (0.06) (0.18) 11.40 (6.03)  9,841&#9; 0.96  –  1.02  28.4  2021 12.54 0.07 (0.12) (0.05) (0.08) (0.09) (0.17) 12.32 (0.48)  10,268&#9; 0.98  –  0.58  52.4  R-5 shares 2025 11.99 0.44 0.17 0.61 (0.44) – (0.44) 12.16 5.21  11,445&#9; 0.61  –  3.67  42.3  2024 11.58 0.41 0.41 0.82 (0.41) – (0.41) 11.99 7.17  7,909&#9; 0.64  –  3.44  46.7  2023 11.40 0.32 0.19 0.51 (0.33) – (0.33) 11.58 4.49  8,616&#9; 0.64  –  2.80  35.4  2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40 (5.74)  9,125&#9; 0.65  –  1.31  28.4  2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32 (0.17)  11,377&#9; 0.67  –  0.90  52.4  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 112

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP FUND Class A shares 2025 $25.95&#9; ($0.01)&#9; $3.24 $3.23 ($0.02)&#9; ($0.46)&#9; ($0.48)&#9; $28.70 12.68%(b) $262,541 1.11% –% (0.03)% 31.4% 2024 20.93&#9; 0.05 5.70 5.75 (0.04)&#9; (0.69)&#9; (0.73)&#9; 25.95 27.75 (b) 263,797 1.11 – 0.19 41.1 2023 22.97&#9; 0.02 (2.06)&#9; (2.04)&#9; – – – 20.93 (8.88) (b) 230,211 1.19 – 0.08 28.7 2022 30.71&#9; (0.02)&#9; (5.59)&#9; (5.61)&#9; – (2.13) (2.13)&#9; 22.97 (19.05) (b) 253,893 1.14 – (0.07) 18.7 2021 20.37&#9; (0.10)&#9; 11.00 10.90 – (0.56) (0.56)&#9; 30.71 54.21 (b) 348,066 1.12 – (0.35) 38.0 Class J shares 2025 24.50&#9; 0.03 3.05 3.08 (0.06)&#9; (0.46)&#9; (0.52)&#9; 27.06 12.85 (b) 192,751 0.97 (c) 0.97 (d) 0.10 31.4 2024 19.80&#9; 0.08 5.39 5.47 (0.08)&#9; (0.69)&#9; (0.77)&#9; 24.50 27.94 (b) 192,105 0.96 (c) 0.97 (d) 0.34 41.1 2023 21.72&#9; 0.05 (1.95)&#9; (1.90)&#9; (0.02)&#9; – (0.02) 19.80 (8.75) (b) 165,565 1.02 (c) 1.04 (d) 0.24 28.7 2022 29.11&#9; 0.02 (5.28)&#9; (5.26)&#9; – (2.13) (2.13)&#9; 21.72 (18.88) (b) 193,888 0.99 (c) 1.01 (d) 0.08 18.7 2021 19.30&#9; (0.05)&#9; 10.42 10.37 – (0.56) (0.56)&#9; 29.11 54.39 (b),(e) 259,335 0.98 (c) 1.00 (d) (0.20) 38.0 Institutional shares 2025 28.80&#9; 0.06 3.61 3.67 (0.08)&#9; (0.46)&#9; (0.54)&#9; 31.93 12.99 751,830 0.85 (f) – 0.22 31.4 2024 23.16&#9; 0.13 6.31 6.44 (0.11)&#9; (0.69)&#9; (0.80)&#9; 28.80 28.10 745,771 0.85 (f) – 0.47 41.1 2023 25.39&#9; 0.11 (2.29)&#9; (2.18)&#9; (0.05)&#9; – (0.05) 23.16 (8.61) 378,571 0.85 (f) – 0.42 28.7 2022 33.60&#9; 0.06 (6.14)&#9; (6.08)&#9; – (2.13) (2.13)&#9; 25.39 (18.79) 411,643 0.85 (f) – 0.21 18.7 2021 22.21&#9; (0.03)&#9; 12.01 11.98 – (0.59) (0.59)&#9; 33.60 54.64 577,259 0.85 (f) – (0.09) 38.0 R-3 shares 2025 25.67&#9; (0.06)&#9; 3.21 3.15 – (0.46) (0.46)&#9; 28.36 12.51 17,143 1.30 – (0.23) 31.4 2024 20.72&#9; – 5.65 5.65 (0.01)&#9; (0.69)&#9; (0.70)&#9; 25.67 27.55 15,484 1.31 – (0.01) 41.1 2023 22.78&#9; (0.01)&#9; (2.05)&#9; (2.06)&#9; – – – 20.72 (9.04) 14,313 1.31 – (0.05) 28.7 2022 30.51&#9; (0.06)&#9; (5.54)&#9; (5.60)&#9; – (2.13) (2.13)&#9; 22.78 (19.15) 14,119 1.31 – (0.24) 18.7 2021 20.28&#9; (0.15)&#9; 10.94 10.79 – (0.56) (0.56)&#9; 30.51 53.90 15,267 1.31 – (0.54) 38.0 R-5 shares 2025 28.32&#9; 0.03 3.53 3.56 (0.06)&#9; (0.46)&#9; (0.52)&#9; 31.36 12.83 58,569 0.99 – 0.09 31.4 2024 22.79&#9; 0.08 6.21 6.29 (0.07)&#9; (0.69)&#9; (0.76)&#9; 28.32 27.87 44,708 1.00 – 0.30 41.1 2023 24.98&#9; 0.07 (2.25)&#9; (2.18)&#9; (0.01)&#9; – (0.01) 22.79 (8.72) 38,705 1.00 – 0.26 28.7 2022 33.14&#9; 0.02 (6.05)&#9; (6.03)&#9; – (2.13) (2.13)&#9; 24.98 (18.91) 50,244 1.00 – 0.09 18.7 2021 21.91&#9; (0.07)&#9; 11.86 11.79 – (0.56) (0.56)&#9; 33.14 54.46 44,522 1.00 – (0.23) 38.0 R-6 shares 2025 28.84&#9; 0.10 3.60 3.70 (0.11)&#9; (0.46)&#9; (0.57)&#9; 31.97 13.10 981,889 0.73 (f) – 0.35 31.4 2024 23.19&#9; 0.15 6.33 6.48 (0.14)&#9; (0.69)&#9; (0.83)&#9; 28.84 28.23 986,896 0.74 (f) – 0.53 41.1 2023 25.42&#9; 0.13 (2.28)&#9; (2.15)&#9; (0.08)&#9; – (0.08) 23.19 (8.49) 200,915 0.76 (f) – 0.51 28.7 2022 33.61&#9; 0.08 (6.14)&#9; (6.06)&#9; – (2.13) (2.13)&#9; 25.42 (18.72) 221,952 0.75 (f) – 0.32 18.7 2021 22.21&#9; – 12.01 12.01 – (0.61) (0.61)&#9; 33.61 54.76 169,609 0.75 (f) – 0.01 38.0 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (f) Subject to Manager's contractual expense limit. 113

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP FUND Class A shares 2025 $25.95 ($0.01) $3.24 $3.23 ($0.02) ($0.46) ($0.48) $28.70 12.68%(b) $262,541&#9; 1.11% –% (0.03)%&#9; 31.4% 2024 20.93 0.05 5.70 5.75 (0.04) (0.69) (0.73) 25.95 27.75 (b) 263,797&#9; 1.11  –  0.19  41.1  2023 22.97 0.02 (2.06) (2.04) – – – 20.93 (8.88) (b) 230,211&#9; 1.19  –  0.08  28.7  2022 30.71 (0.02) (5.59) (5.61) – (2.13) (2.13) 22.97 (19.05) (b) 253,893&#9; 1.14  –  (0.07)  18.7  2021 20.37 (0.10) 11.00 10.90 – (0.56) (0.56) 30.71 54.21 (b) 348,066&#9; 1.12  –  (0.35)  38.0  Class J shares 2025 24.50 0.03 3.05 3.08 (0.06) (0.46) (0.52) 27.06 12.85 (b) 192,751&#9; 0.97 (c) 0.97 (d) 0.10  31.4  2024 19.80 0.08 5.39 5.47 (0.08) (0.69) (0.77) 24.50 27.94 (b) 192,105&#9; 0.96 (c) 0.97 (d) 0.34  41.1  2023 21.72 0.05 (1.95) (1.90) (0.02) – (0.02) 19.80 (8.75) (b) 165,565&#9; 1.02 (c) 1.04 (d) 0.24  28.7  2022 29.11 0.02 (5.28) (5.26) – (2.13) (2.13) 21.72 (18.88) (b) 193,888&#9; 0.99 (c) 1.01 (d) 0.08  18.7  2021 19.30 (0.05) 10.42 10.37 – (0.56) (0.56) 29.11 54.39 (b),(e) 259,335&#9; 0.98 (c) 1.00 (d) (0.20)  38.0  Institutional shares 2025 28.80 0.06 3.61 3.67 (0.08) (0.46) (0.54) 31.93 12.99  751,830&#9; 0.85 (f) –  0.22  31.4  2024 23.16 0.13 6.31 6.44 (0.11) (0.69) (0.80) 28.80 28.10  745,771&#9; 0.85 (f) –  0.47  41.1  2023 25.39 0.11 (2.29) (2.18) (0.05) – (0.05) 23.16 (8.61)  378,571&#9; 0.85 (f) –  0.42  28.7  2022 33.60 0.06 (6.14) (6.08) – (2.13) (2.13) 25.39 (18.79)  411,643&#9; 0.85 (f) –  0.21  18.7  2021 22.21 (0.03) 12.01 11.98 – (0.59) (0.59) 33.60 54.64  577,259&#9; 0.85 (f) –  (0.09)  38.0  R-3 shares 2025 25.67 (0.06) 3.21 3.15 – (0.46) (0.46) 28.36 12.51  17,143&#9; 1.30  –  (0.23)  31.4  2024 20.72 – 5.65 5.65 (0.01) (0.69) (0.70) 25.67 27.55  15,484&#9; 1.31  –  (0.01)  41.1  2023 22.78 (0.01) (2.05) (2.06) – – – 20.72 (9.04)  14,313&#9; 1.31  –  (0.05)  28.7  2022 30.51 (0.06) (5.54) (5.60) – (2.13) (2.13) 22.78 (19.15)  14,119&#9; 1.31  –  (0.24)  18.7  2021 20.28 (0.15) 10.94 10.79 – (0.56) (0.56) 30.51 53.90  15,267&#9; 1.31  –  (0.54)  38.0  R-5 shares 2025 28.32 0.03 3.53 3.56 (0.06) (0.46) (0.52) 31.36 12.83  58,569&#9; 0.99  –  0.09  31.4  2024 22.79 0.08 6.21 6.29 (0.07) (0.69) (0.76) 28.32 27.87  44,708&#9; 1.00  –  0.30  41.1  2023 24.98 0.07 (2.25) (2.18) (0.01) – (0.01) 22.79 (8.72)  38,705&#9; 1.00  –  0.26  28.7  2022 33.14 0.02 (6.05) (6.03) – (2.13) (2.13) 24.98 (18.91)  50,244&#9; 1.00  –  0.09  18.7  2021 21.91 (0.07) 11.86 11.79 – (0.56) (0.56) 33.14 54.46  44,522&#9; 1.00  –  (0.23)  38.0  R-6 shares 2025 28.84 0.10 3.60 3.70 (0.11) (0.46) (0.57) 31.97 13.10  981,889&#9; 0.73 (f) –  0.35  31.4  2024 23.19 0.15 6.33 6.48 (0.14) (0.69) (0.83) 28.84 28.23  986,896&#9; 0.74 (f) –  0.53  41.1  2023 25.42 0.13 (2.28) (2.15) (0.08) – (0.08) 23.19 (8.49)  200,915&#9; 0.76 (f) –  0.51  28.7  2022 33.61 0.08 (6.14) (6.06) – (2.13) (2.13) 25.42 (18.72)  221,952&#9; 0.75 (f) –  0.32  18.7  2021 22.21 – 12.01 12.01 – (0.61) (0.61) 33.61 54.76  169,609&#9; 0.75 (f) –  0.01  38.0  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. (f) Subject to Manager's contractual expense limit. 114

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP GROWTH FUND I Class J shares 2025 $9.29&#9; ($0.05)&#9; $1.27 $1.22 ($0.08)&#9; ($1.12)&#9; ($1.20)&#9; $9.31 14.71%(b) $71,569 1.11%(c) 1.13%(d) (0.62)% 70.1% 2024 6.89&#9; (0.04)&#9; 2.44 2.40 – – – 9.29 34.83 (b) 69,270 1.09 (c) 1.13 (d) (0.49) 61.2 2023 7.47&#9; (0.04)&#9; (0.44)&#9; (0.48)&#9; – (0.10) (0.10)&#9; 6.89 (6.47) (b) 56,943 1.14 (c) 1.18 (d) (0.49) 50.3 2022 13.34&#9; (0.06)&#9; (3.36)&#9; (3.42)&#9; – (2.45) (2.45)&#9; 7.47 (29.78) (b) 63,827 1.11 (c) 1.15 (d) (0.64) 50.7 2021 10.37&#9; (0.09)&#9; 3.94 3.85 – (0.88) (0.88)&#9; 13.34 38.18 (b) 103,343 1.07 (c) 1.11 (d) (0.74) 62.1 Institutional shares 2025 15.75&#9; (0.07)&#9; 2.26 2.19 (0.08)&#9; (1.12)&#9; (1.20)&#9; 16.74 14.83 96,068 0.95 (e) – (0.46) 70.1 2024 11.66&#9; (0.05)&#9; 4.14 4.09 – – – 15.75 35.08 114,047 0.96 (e) – (0.35) 61.2 2023 12.54&#9; (0.04)&#9; (0.74)&#9; (0.78)&#9; – (0.10) (0.10)&#9; 11.66 (6.25) 133,979 0.97 (e) – (0.32) 50.3 2022 20.54&#9; (0.07)&#9; (5.48)&#9; (5.55)&#9; – (2.45) (2.45)&#9; 12.54 (29.74) (f) 195,117 0.94 (e) – (0.47) 50.7 2021 15.56&#9; (0.12)&#9; 5.98 5.86 – (0.88) (0.88)&#9; 20.54 38.44 (f) 300,718 0.93 (e) – (0.60) 62.1 R-3 shares 2025 11.51&#9; (0.10)&#9; 1.61 1.51 (0.05)&#9; (1.12)&#9; (1.17)&#9; 11.85 14.32 16,554 1.41 (e) – (0.93) 70.1 2024 8.56&#9; (0.09)&#9; 3.04 2.95 – – – 11.51 34.46 15,205 1.41 (e) – (0.80) 61.2 2023 9.28&#9; (0.07)&#9; (0.55)&#9; (0.62)&#9; – (0.10) (0.10)&#9; 8.56 (6.62) (f) 11,855 1.41 (e) – (0.75) 50.3 2022 15.96&#9; (0.10)&#9; (4.13)&#9; (4.23)&#9; – (2.45) (2.45)&#9; 9.28 (30.07) (f) 13,703 1.40 (e) – (0.94) 50.7 2021 12.30&#9; (0.16)&#9; 4.70 4.54 – (0.88) (0.88)&#9; 15.96 37.78 18,489 1.40 (e) – (1.07) 62.1 R-5 shares 2025 14.06&#9; (0.08)&#9; 1.99 1.91 (0.07)&#9; (1.12)&#9; (1.19)&#9; 14.78 14.65 29,868 1.10 (e) – (0.62) 70.1 2024 10.43&#9; (0.06)&#9; 3.69 3.63 – – – 14.06 34.80 23,968 1.10 (e) – (0.49) 61.2 2023 11.24&#9; (0.05)&#9; (0.66)&#9; (0.71)&#9; – (0.10) (0.10)&#9; 10.43 (6.34) 20,970 1.10 (e) – (0.44) 50.3 2022 18.71&#9; (0.08)&#9; (4.94)&#9; (5.02)&#9; – (2.45) (2.45)&#9; 11.24 (29.79) 32,559 1.09 (e) – (0.63) 50.7 2021 14.25&#9; (0.13)&#9; 5.47 5.34 – (0.88) (0.88)&#9; 18.71 38.24 50,285 1.09 (e) – (0.75) 62.1 R-6 shares 2025 15.81&#9; (0.05)&#9; 2.27 2.22 (0.10)&#9; (1.12)&#9; (1.22)&#9; 16.81 14.99 1,976,046 0.84 (e) – (0.36) 70.1 2024 11.70&#9; (0.03)&#9; 4.14 4.11 – – – 15.81 35.13 1,892,007 0.84 (e) – (0.23) 61.2 2023 12.57&#9; (0.02)&#9; (0.75)&#9; (0.77)&#9; – (0.10) (0.10)&#9; 11.70 (6.07) (f) 1,786,028 0.84 (e) – (0.19) 50.3 2022 20.56&#9; (0.05)&#9; (5.49)&#9; (5.54)&#9; – (2.45) (2.45)&#9; 12.57 (29.67) (f) 1,935,411 0.84 (e) – (0.37) 50.7 2021 15.55&#9; (0.10)&#9; 5.99 5.89 – (0.88) (0.88)&#9; 20.56 38.60 2,780,704 0.83 (e) – (0.50) 62.1 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 115

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP GROWTH FUND I Class J shares 2025 $9.29 ($0.05) $1.27 $1.22 ($0.08) ($1.12) ($1.20) $9.31 14.71%(b) $71,569&#9; 1.11%(c)&#9; 1.13%(d)&#9; (0.62)%&#9; 70.1% 2024 6.89 (0.04) 2.44 2.40 – – – 9.29 34.83 (b) 69,270&#9; 1.09 (c) 1.13 (d) (0.49)  61.2  2023 7.47 (0.04) (0.44) (0.48) – (0.10) (0.10) 6.89 (6.47) (b) 56,943&#9; 1.14 (c) 1.18 (d) (0.49)  50.3  2022 13.34 (0.06) (3.36) (3.42) – (2.45) (2.45) 7.47 (29.78) (b) 63,827&#9; 1.11 (c) 1.15 (d) (0.64)  50.7  2021 10.37 (0.09) 3.94 3.85 – (0.88) (0.88) 13.34 38.18 (b) 103,343&#9; 1.07 (c) 1.11 (d) (0.74)  62.1  Institutional shares 2025 15.75 (0.07) 2.26 2.19 (0.08) (1.12) (1.20) 16.74 14.83  96,068&#9; 0.95 (e) –  (0.46)  70.1  2024 11.66 (0.05) 4.14 4.09 – – – 15.75 35.08  114,047&#9; 0.96 (e) –  (0.35)  61.2  2023 12.54 (0.04) (0.74) (0.78) – (0.10) (0.10) 11.66 (6.25)  133,979&#9; 0.97 (e) –  (0.32)  50.3  2022 20.54 (0.07) (5.48) (5.55) – (2.45) (2.45) 12.54 (29.74) (f) 195,117&#9; 0.94 (e) –  (0.47)  50.7  2021 15.56 (0.12) 5.98 5.86 – (0.88) (0.88) 20.54 38.44 (f) 300,718&#9; 0.93 (e) –  (0.60)  62.1  R-3 shares 2025 11.51 (0.10) 1.61 1.51 (0.05) (1.12) (1.17) 11.85 14.32  16,554&#9; 1.41 (e) –  (0.93)  70.1  2024 8.56 (0.09) 3.04 2.95 – – – 11.51 34.46  15,205&#9; 1.41 (e) –  (0.80)  61.2  2023 9.28 (0.07) (0.55) (0.62) – (0.10) (0.10) 8.56 (6.62) (f) 11,855&#9; 1.41 (e) –  (0.75)  50.3  2022 15.96 (0.10) (4.13) (4.23) – (2.45) (2.45) 9.28 (30.07) (f) 13,703&#9; 1.40 (e) –  (0.94)  50.7  2021 12.30 (0.16) 4.70 4.54 – (0.88) (0.88) 15.96 37.78  18,489&#9; 1.40 (e) –  (1.07)  62.1  R-5 shares 2025 14.06 (0.08) 1.99 1.91 (0.07) (1.12) (1.19) 14.78 14.65  29,868&#9; 1.10 (e) –  (0.62)  70.1  2024 10.43 (0.06) 3.69 3.63 – – – 14.06 34.80  23,968&#9; 1.10 (e) –  (0.49)  61.2  2023 11.24 (0.05) (0.66) (0.71) – (0.10) (0.10) 10.43 (6.34)  20,970&#9; 1.10 (e) –  (0.44)  50.3  2022 18.71 (0.08) (4.94) (5.02) – (2.45) (2.45) 11.24 (29.79)  32,559&#9; 1.09 (e) –  (0.63)  50.7  2021 14.25 (0.13) 5.47 5.34 – (0.88) (0.88) 18.71 38.24  50,285&#9; 1.09 (e) –  (0.75)  62.1  R-6 shares 2025 15.81 (0.05) 2.27 2.22 (0.10) (1.12) (1.22) 16.81 14.99  1,976,046&#9; 0.84 (e) –  (0.36)  70.1  2024 11.70 (0.03) 4.14 4.11 – – – 15.81 35.13  1,892,007&#9; 0.84 (e) –  (0.23)  61.2  2023 12.57 (0.02) (0.75) (0.77) – (0.10) (0.10) 11.70 (6.07) (f) 1,786,028&#9; 0.84 (e) –  (0.19)  50.3  2022 20.56 (0.05) (5.49) (5.54) – (2.45) (2.45) 12.57 (29.67) (f) 1,935,411&#9; 0.84 (e) –  (0.37)  50.7  2021 15.55 (0.10) 5.99 5.89 – (0.88) (0.88) 20.56 38.60  2,780,704&#9; 0.83 (e) –  (0.50)  62.1  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 116

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP S&P 600 INDEX FUND Class J shares 2025 $25.21&#9; $0.25&#9; $0.99 $1.24 ($0.30)&#9; ($2.01)&#9; ($2.31)&#9; $24.14 5.21%(b) $172,867 0.39%(c) 0.39%(d) 1.07% 35.9% 2024 20.38&#9; 0.31&#9; 5.61 5.92 (0.34)&#9; (0.75)&#9; (1.09)&#9; 25.21 29.50 (b) 183,530 0.38 (c) 0.39 (d) 1.30 22.4 2023 24.87&#9; 0.31&#9; (2.19)&#9; (1.88)&#9; (0.28)&#9; (2.33)&#9; (2.61)&#9; 20.38 (8.04) (b) 152,416 0.42 (c) 0.44 (d) 1.35 27.5 2022 31.18&#9; 0.27&#9; (3.84)&#9; (3.57)&#9; (0.25)&#9; (2.49)&#9; (2.74)&#9; 24.87 (12.25) (b) 175,397 0.40 (c) 0.42 (d) 1.01 15.9 2021 20.17&#9; 0.24&#9; 11.32 11.56 (0.24)&#9; (0.31)&#9; (0.55)&#9; 31.18 57.97 (b) 209,971 0.39 (c) 0.41 (d) 0.83 11.9 Institutional shares 2025 27.51&#9; 0.32&#9; 1.07 1.39 (0.33)&#9; (2.01)&#9; (2.34)&#9; 26.56 5.35 173,727 0.21 (e) – 1.25 35.9 2024 22.15&#9; 0.38&#9; 6.12 6.50 (0.39)&#9; (0.75)&#9; (1.14)&#9; 27.51 29.76 222,349 0.21 (e) – 1.47 22.4 2023 26.79&#9; 0.38&#9; (2.36)&#9; (1.98)&#9; (0.33)&#9; (2.33)&#9; (2.66)&#9; 22.15 (7.85) 200,564 0.21 (e) – 1.56 27.5 2022 33.36&#9; 0.34&#9; (4.12)&#9; (3.78)&#9; (0.30)&#9; (2.49)&#9; (2.79)&#9; 26.79 (12.08) 229,566 0.21 (e) – 1.19 15.9 2021 21.54&#9; 0.31&#9; 12.09 12.40 (0.27)&#9; (0.31)&#9; (0.58)&#9; 33.36 58.26 291,508 0.21 (e) – 1.01 11.9 R-3 shares 2025 28.25&#9; 0.19&#9; 1.11 1.30 (0.20)&#9; (2.01)&#9; (2.21)&#9; 27.34 4.84 63,644 0.73 – 0.73 35.9 2024 22.72&#9; 0.26&#9; 6.27 6.53 (0.25)&#9; (0.75)&#9; (1.00)&#9; 28.25 29.09 66,441 0.73 – 0.96 22.4 2023 27.39&#9; 0.26&#9; (2.42)&#9; (2.16)&#9; (0.18)&#9; (2.33)&#9; (2.51)&#9; 22.72 (8.33) 64,740 0.73 – 1.04 27.5 2022 34.04&#9; 0.20&#9; (4.22)&#9; (4.02)&#9; (0.14)&#9; (2.49)&#9; (2.63)&#9; 27.39 (12.54) 79,204 0.73 – 0.67 15.9 2021 21.99&#9; 0.16&#9; 12.35 12.51 (0.15)&#9; (0.31)&#9; (0.46)&#9; 34.04 57.42 103,119 0.73 – 0.49 11.9 R-5 shares 2025 28.99&#9; 0.28&#9; 1.14 1.42 (0.29)&#9; (2.01)&#9; (2.30)&#9; 28.11 5.16 86,244 0.42 – 1.04 35.9 2024 23.29&#9; 0.35&#9; 6.43 6.78 (0.33)&#9; (0.75)&#9; (1.08)&#9; 28.99 29.49 88,918 0.42 – 1.26 22.4 2023 28.03&#9; 0.35&#9; (2.49)&#9; (2.14)&#9; (0.27)&#9; (2.33)&#9; (2.60)&#9; 23.29 (8.07) 80,736 0.42 – 1.35 27.5 2022 34.76&#9; 0.29&#9; (4.30)&#9; (4.01)&#9; (0.23)&#9; (2.49)&#9; (2.72)&#9; 28.03 (12.25) 103,304 0.42 – 0.99 15.9 2021 22.44&#9; 0.26&#9; 12.60 12.86 (0.23)&#9; (0.31)&#9; (0.54)&#9; 34.76 57.89 128,741 0.42 – 0.80 11.9 R-6 shares 2025 27.49&#9; 0.33&#9; 1.09 1.42 (0.35)&#9; (2.01)&#9; (2.36)&#9; 26.55 5.45 723,748 0.17 – 1.29 35.9 2024 22.14&#9; 0.39&#9; 6.11 6.50 (0.40)&#9; (0.75)&#9; (1.15)&#9; 27.49 29.78 623,848 0.16 – 1.52 22.4 2023 26.78&#9; 0.39&#9; (2.36)&#9; (1.97)&#9; (0.34)&#9; (2.33)&#9; (2.67)&#9; 22.14 (7.80) 514,879 0.17 – 1.60 27.5 2022 33.35&#9; 0.35&#9; (4.11)&#9; (3.76)&#9; (0.32)&#9; (2.49)&#9; (2.81)&#9; 26.78 (12.04) 533,682 0.16 (e) – 1.24 15.9 2021 21.54&#9; 0.33&#9; 12.08 12.41 (0.29)&#9; (0.31)&#9; (0.60)&#9; 33.35 58.33 646,055 0.16 (e) – 1.06 11.9 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 117

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP S&P 600 INDEX FUND Class J shares 2025 $25.21 $0.25 $0.99 $1.24 ($0.30) ($2.01) ($2.31) $24.14 5.21%(b) $172,867&#9; 0.39%(c)&#9; 0.39%(d)&#9; 1.07%&#9; 35.9% 2024 20.38 0.31 5.61 5.92 (0.34) (0.75) (1.09) 25.21 29.50 (b) 183,530&#9; 0.38 (c) 0.39 (d) 1.30  22.4  2023 24.87 0.31 (2.19) (1.88) (0.28) (2.33) (2.61) 20.38 (8.04) (b) 152,416&#9; 0.42 (c) 0.44 (d) 1.35  27.5  2022 31.18 0.27 (3.84) (3.57) (0.25) (2.49) (2.74) 24.87 (12.25) (b) 175,397&#9; 0.40 (c) 0.42 (d) 1.01  15.9  2021 20.17 0.24 11.32 11.56 (0.24) (0.31) (0.55) 31.18 57.97 (b) 209,971&#9; 0.39 (c) 0.41 (d) 0.83  11.9  Institutional shares 2025 27.51 0.32 1.07 1.39 (0.33) (2.01) (2.34) 26.56 5.35  173,727&#9; 0.21 (e) –  1.25  35.9  2024 22.15 0.38 6.12 6.50 (0.39) (0.75) (1.14) 27.51 29.76  222,349&#9; 0.21 (e) –  1.47  22.4  2023 26.79 0.38 (2.36) (1.98) (0.33) (2.33) (2.66) 22.15 (7.85)  200,564&#9; 0.21 (e) –  1.56  27.5  2022 33.36 0.34 (4.12) (3.78) (0.30) (2.49) (2.79) 26.79 (12.08)  229,566&#9; 0.21 (e) –  1.19  15.9  2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36 58.26  291,508&#9; 0.21 (e) –  1.01  11.9  R-3 shares 2025 28.25 0.19 1.11 1.30 (0.20) (2.01) (2.21) 27.34 4.84  63,644&#9; 0.73  –  0.73  35.9  2024 22.72 0.26 6.27 6.53 (0.25) (0.75) (1.00) 28.25 29.09  66,441&#9; 0.73  –  0.96  22.4  2023 27.39 0.26 (2.42) (2.16) (0.18) (2.33) (2.51) 22.72 (8.33)  64,740&#9; 0.73  –  1.04  27.5  2022 34.04 0.20 (4.22) (4.02) (0.14) (2.49) (2.63) 27.39 (12.54)  79,204&#9; 0.73  –  0.67  15.9  2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04 57.42  103,119&#9; 0.73  –  0.49  11.9  R-5 shares 2025 28.99 0.28 1.14 1.42 (0.29) (2.01) (2.30) 28.11 5.16  86,244&#9; 0.42  –  1.04  35.9  2024 23.29 0.35 6.43 6.78 (0.33) (0.75) (1.08) 28.99 29.49  88,918&#9; 0.42  –  1.26  22.4  2023 28.03 0.35 (2.49) (2.14) (0.27) (2.33) (2.60) 23.29 (8.07)  80,736&#9; 0.42  –  1.35  27.5  2022 34.76 0.29 (4.30) (4.01) (0.23) (2.49) (2.72) 28.03 (12.25)  103,304&#9; 0.42  –  0.99  15.9  2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76 57.89  128,741&#9; 0.42  –  0.80  11.9  R-6 shares 2025 27.49 0.33 1.09 1.42 (0.35) (2.01) (2.36) 26.55 5.45  723,748&#9; 0.17  –  1.29  35.9  2024 22.14 0.39 6.11 6.50 (0.40) (0.75) (1.15) 27.49 29.78  623,848&#9; 0.16  –  1.52  22.4  2023 26.78 0.39 (2.36) (1.97) (0.34) (2.33) (2.67) 22.14 (7.80)  514,879&#9; 0.17  –  1.60  27.5  2022 33.35 0.35 (4.11) (3.76) (0.32) (2.49) (2.81) 26.78 (12.04)  533,682&#9; 0.16 (e) –  1.24  15.9  2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35 58.33  646,055&#9; 0.16 (e) –  1.06  11.9  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. 118

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP VALUE FUND II Class J shares 2025 $12.06&#9; $0.11&#9; $0.46 $0.57 ($0.14)&#9; ($1.12)&#9; ($1.26)&#9; $11.37 5.13%(b) $18,883 1.21%(c) 1.23%(d) 0.99% 89.9% 2024 9.88&#9; 0.12&#9; 2.41 2.53 (0.10)&#9; (0.25)&#9; (0.35)&#9; 12.06 25.67 (b) 23,814 1.21 (c) 1.25 (d) 1.01 73.9 2023 11.41&#9; 0.09&#9; (0.42)&#9; (0.33)&#9; (0.06)&#9; (1.14)&#9; (1.20)&#9; 9.88 (2.93) (b) 19,813 1.31 (c) 1.35 (d) 0.81 65.2 2022 14.02&#9; 0.05&#9; (0.75)&#9; (0.70)&#9; (0.06)&#9; (1.85)&#9; (1.91)&#9; 11.41 (5.41) (b) 20,790 1.28 (c) 1.32 (d) 0.40 55.4 2021 8.63&#9; 0.04&#9; 5.39 5.43 (0.04)&#9; – (0.04) 14.02 63.03 (b) 23,564 1.29 (c) 1.33 (d) 0.35 87.5 Institutional shares 2025 12.62&#9; 0.15&#9; 0.48 0.63 (0.16)&#9; (1.12)&#9; (1.28)&#9; 11.97 5.47 146,676 0.94 (e) – 1.28 89.9 2024 10.34&#9; 0.16&#9; 2.50 2.66 (0.13)&#9; (0.25)&#9; (0.38)&#9; 12.62 25.89 171,914 0.96 (e) – 1.30 73.9 2023 11.88&#9; 0.13&#9; (0.44)&#9; (0.31)&#9; (0.09)&#9; (1.14)&#9; (1.23)&#9; 10.34 (2.58) 193,833 0.96 (e) – 1.18 65.2 2022 14.50&#9; 0.09&#9; (0.77)&#9; (0.68)&#9; (0.09)&#9; (1.85)&#9; (1.94)&#9; 11.88 (5.02) 185,308 0.96 (e) – 0.73 55.4 2021 8.94&#9; 0.09&#9; 5.56 5.65 (0.09)&#9; – (0.09) 14.50 63.45 204,526 0.96 (e) – 0.70 87.5 R-3 shares 2025 11.75&#9; 0.08&#9; 0.45 0.53 (0.11)&#9; (1.12)&#9; (1.23)&#9; 11.05 4.92 5,422 1.45 (e) – 0.75 89.9 2024 9.65&#9; 0.08&#9; 2.35 2.43 (0.08)&#9; (0.25)&#9; (0.33)&#9; 11.75 25.27 5,036 1.49 (e) – 0.75 73.9 2023 11.17&#9; 0.07&#9; (0.41)&#9; (0.34)&#9; (0.04)&#9; (1.14)&#9; (1.18)&#9; 9.65 (3.12) 4,937 1.50 (e) – 0.63 65.2 2022 13.76&#9; 0.02&#9; (0.73)&#9; (0.71)&#9; (0.03)&#9; (1.85)&#9; (1.88)&#9; 11.17 (5.59) 5,063 1.49 (e) – 0.19 55.4 2021 8.48&#9; 0.02&#9; 5.29 5.31 (0.03)&#9; – (0.03) 13.76 62.67 6,089 1.49 (e) – 0.14 87.5 R-5 shares 2025 12.28&#9; 0.12&#9; 0.46 0.58 (0.14)&#9; (1.12)&#9; (1.26)&#9; 11.60 5.18 6,748 1.14 (e) – 1.08 89.9 2024 10.06&#9; 0.13&#9; 2.44 2.57 (0.10)&#9; (0.25)&#9; (0.35)&#9; 12.28 25.69 6,507 1.18 (e) – 1.10 73.9 2023 11.59&#9; 0.10&#9; (0.42)&#9; (0.32)&#9; (0.07)&#9; (1.14)&#9; (1.21)&#9; 10.06 (2.82) 10,587 1.19 (e) – 0.94 65.2 2022 14.20&#9; 0.06&#9; (0.75)&#9; (0.69)&#9; (0.07)&#9; (1.85)&#9; (1.92)&#9; 11.59 (5.28) 13,339 1.18 (e) – 0.51 55.4 2021 8.75&#9; 0.06&#9; 5.45 5.51 (0.06)&#9; – (0.06) 14.20 63.22 16,754 1.18 (e) – 0.49 87.5 R-6 shares 2025 12.61&#9; 0.15&#9; 0.48 0.63 (0.16)&#9; (1.12)&#9; (1.28)&#9; 11.96 5.59 (f) 917,627 0.89 (e) – 1.31 89.9 2024 10.33&#9; 0.16&#9; 2.51 2.67 (0.14)&#9; (0.25)&#9; (0.39)&#9; 12.61 25.94 907,192 0.94 (e) – 1.29 73.9 2023 11.87&#9; 0.13&#9; (0.43)&#9; (0.30)&#9; (0.10)&#9; (1.14)&#9; (1.24)&#9; 10.33 (2.55) 935,878 0.93 (e) – 1.19 65.2 2022 14.50&#9; 0.09&#9; (0.77)&#9; (0.68)&#9; (0.10)&#9; (1.85)&#9; (1.95)&#9; 11.87 (5.07) 895,326 0.93 (e) – 0.76 55.4 2021 8.93&#9; 0.10&#9; 5.56 5.66 (0.09)&#9; – (0.09) 14.50 63.66 1,150,438 0.93 (e) – 0.72 87.5 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 119

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Distributions from Realized Gains Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Gross Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate SMALLCAP VALUE FUND II Class J shares 2025 $12.06 $0.11 $0.46 $0.57 ($0.14) ($1.12) ($1.26) $11.37 5.13%(b) $18,883&#9; 1.21%(c)&#9; 1.23%(d)&#9; 0.99%&#9; 89.9% 2024 9.88 0.12 2.41 2.53 (0.10) (0.25) (0.35) 12.06 25.67 (b) 23,814&#9; 1.21 (c) 1.25 (d) 1.01  73.9  2023 11.41 0.09 (0.42) (0.33) (0.06) (1.14) (1.20) 9.88 (2.93) (b) 19,813&#9; 1.31 (c) 1.35 (d) 0.81  65.2  2022 14.02 0.05 (0.75) (0.70) (0.06) (1.85) (1.91) 11.41 (5.41) (b) 20,790&#9; 1.28 (c) 1.32 (d) 0.40  55.4  2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02 63.03 (b) 23,564&#9; 1.29 (c) 1.33 (d) 0.35  87.5  Institutional shares 2025 12.62 0.15 0.48 0.63 (0.16) (1.12) (1.28) 11.97 5.47  146,676&#9; 0.94 (e) –  1.28  89.9  2024 10.34 0.16 2.50 2.66 (0.13) (0.25) (0.38) 12.62 25.89  171,914&#9; 0.96 (e) –  1.30  73.9  2023 11.88 0.13 (0.44) (0.31) (0.09) (1.14) (1.23) 10.34 (2.58)  193,833&#9; 0.96 (e) –  1.18  65.2  2022 14.50 0.09 (0.77) (0.68) (0.09) (1.85) (1.94) 11.88 (5.02)  185,308&#9; 0.96 (e) –  0.73  55.4  2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50 63.45  204,526&#9; 0.96 (e) –  0.70  87.5  R-3 shares 2025 11.75 0.08 0.45 0.53 (0.11) (1.12) (1.23) 11.05 4.92  5,422&#9; 1.45 (e) –  0.75  89.9  2024 9.65 0.08 2.35 2.43 (0.08) (0.25) (0.33) 11.75 25.27  5,036&#9; 1.49 (e) –  0.75  73.9  2023 11.17 0.07 (0.41) (0.34) (0.04) (1.14) (1.18) 9.65 (3.12)  4,937&#9; 1.50 (e) –  0.63  65.2  2022 13.76 0.02 (0.73) (0.71) (0.03) (1.85) (1.88) 11.17 (5.59)  5,063&#9; 1.49 (e) –  0.19  55.4  2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76 62.67  6,089&#9; 1.49 (e) –  0.14  87.5  R-5 shares 2025 12.28 0.12 0.46 0.58 (0.14) (1.12) (1.26) 11.60 5.18  6,748&#9; 1.14 (e) –  1.08  89.9  2024 10.06 0.13 2.44 2.57 (0.10) (0.25) (0.35) 12.28 25.69  6,507&#9; 1.18 (e) –  1.10  73.9  2023 11.59 0.10 (0.42) (0.32) (0.07) (1.14) (1.21) 10.06 (2.82)  10,587&#9; 1.19 (e) –  0.94  65.2  2022 14.20 0.06 (0.75) (0.69) (0.07) (1.85) (1.92) 11.59 (5.28)  13,339&#9; 1.18 (e) –  0.51  55.4  2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20 63.22  16,754&#9; 1.18 (e) –  0.49  87.5  R-6 shares 2025 12.61 0.15 0.48 0.63 (0.16) (1.12) (1.28) 11.96 5.59 (f) 917,627&#9; 0.89 (e) –  1.31  89.9  2024 10.33 0.16 2.51 2.67 (0.14) (0.25) (0.39) 12.61 25.94  907,192&#9; 0.94 (e) –  1.29  73.9  2023 11.87 0.13 (0.43) (0.30) (0.10) (1.14) (1.24) 10.33 (2.55)  935,878&#9; 0.93 (e) –  1.19  65.2  2022 14.50 0.09 (0.77) (0.68) (0.10) (1.85) (1.95) 11.87 (5.07)  895,326&#9; 0.93 (e) –  0.76  55.4  2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50 63.66  1,150,438&#9; 0.93 (e) –  0.72  87.5  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit. (d) Excludes expense reimbursement from Manager and/or Distributor. (e) Subject to Manager's contractual expense limit. (f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 120

Financial Highlights Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees) Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate TAX-EXEMPT BOND FUND Class A shares 2025 $6.71&#9; $0.24&#9; ($0.01)&#9; $0.23 ($0.25)&#9; ($0.25)&#9; $6.69 3.60%(b) $228,582 0.92% 0.73%(c) 3.65% 53.2% 2024 6.34&#9; 0.23&#9; 0.37 0.60 (0.23)&#9; (0.23)&#9; 6.71 9.54 (b) 257,775 0.87 0.72 (c) 3.38 42.9 2023 6.31&#9; 0.21&#9; 0.03 0.24 (0.21)&#9; (0.21)&#9; 6.34 3.64 (b) 261,663 0.85 0.73 (c) 3.22 36.9 2022 7.61&#9; 0.17&#9; (1.30)&#9; (1.13)&#9; (0.17)&#9; (0.17)&#9; 6.31 (14.99) (b) 299,054 0.77 0.73 (c) 2.44 59.3 2021 7.40&#9; 0.17&#9; 0.21 0.38 (0.17)&#9; (0.17)&#9; 7.61 5.19 (b) 417,381 0.79 0.76 (c) 2.18 24.8 Class C shares 2025 6.74&#9; 0.18&#9; (0.01)&#9; 0.17 (0.19)&#9; (0.19)&#9; 6.72 2.65 (b) 10,791 1.82 1.63 (c) 2.73 53.2 2024 6.36&#9; 0.17&#9; 0.38 0.55 (0.17)&#9; (0.17)&#9; 6.74 8.70 (b) 14,303 1.77 1.62 (c) 2.46 42.9 2023 6.33&#9; 0.16&#9; 0.02 0.18 (0.15)&#9; (0.15)&#9; 6.36 2.71 (b) 16,673 1.74 (d) 1.62 (c),(d) 2.33 36.9 2022 7.63&#9; 0.11&#9; (1.30)&#9; (1.19)&#9; (0.11)&#9; (0.11)&#9; 6.33 (15.67) (b) 22,134 1.61 (d) 1.57 (c),(d) 1.59 59.3 2021 7.43&#9; 0.11&#9; 0.20 0.31 (0.11)&#9; (0.11)&#9; 7.63 4.17 (b) 35,338 1.61 (d) 1.58 (c),(d) 1.37 24.8 Institutional shares 2025 6.72&#9; 0.26&#9; (0.01)&#9; 0.25 (0.27)&#9; (0.27)&#9; 6.70 3.88 255,757 0.64 (d) 0.45 (c),(d) 3.92 53.2 2024 6.35&#9; 0.25&#9; 0.37 0.62 (0.25)&#9; (0.25)&#9; 6.72 9.82 295,345 0.60 (d) 0.45 (c),(d) 3.66 42.9 2023 6.31&#9; 0.23&#9; 0.03 0.26 (0.22)&#9; (0.22)&#9; 6.35 4.09 266,213 0.57 (d) 0.45 (c),(d) 3.51 36.9 2022 7.61&#9; 0.19&#9; (1.30)&#9; (1.11)&#9; (0.19)&#9; (0.19)&#9; 6.31 (14.88) (e) 278,642 0.50 (d) 0.46 (c),(d) 2.72 59.3 2021 7.41&#9; 0.19&#9; 0.20 0.39 (0.19)&#9; (0.19)&#9; 7.61 5.44 (e) 345,082 0.54 (d) 0.51 (c),(d) 2.42 24.8 (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements. (d) Subject to Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 121

Financial Highlights (Continued) Principal Funds, Inc. Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): Net Asset Value, Beginning of Period Net Investment Income (Loss)(a) Net Realized and Unrealized Gain (Loss) on Investments Total From Investment Operations Dividends from Net Investment Income Total Dividends and Distributions Net Asset Value, End of Period Total Return Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees) Ratio of Net Investment Income to Average Net Assets Portfolio Turnover Rate TAX-EXEMPT BOND FUND Class A shares 2025 $6.71 $0.24 ($0.01) $0.23 ($0.25) ($0.25) $6.69 3.60%(b) $228,582&#9; 0.92% 0.73%(c) 3.65%&#9; 53.2% 2024 6.34 0.23 0.37 0.60 (0.23) (0.23) 6.71 9.54 (b) 257,775&#9; 0.87  0.72 (c) 3.38  42.9  2023 6.31 0.21 0.03 0.24 (0.21) (0.21) 6.34 3.64 (b) 261,663&#9; 0.85  0.73 (c) 3.22  36.9  2022 7.61 0.17 (1.30) (1.13) (0.17) (0.17) 6.31 (14.99) (b) 299,054&#9; 0.77  0.73 (c) 2.44  59.3  2021 7.40 0.17 0.21 0.38 (0.17) (0.17) 7.61 5.19 (b) 417,381&#9; 0.79  0.76 (c) 2.18  24.8  Class C shares 2025 6.74 0.18 (0.01) 0.17 (0.19) (0.19) 6.72 2.65 (b) 10,791&#9; 1.82  1.63 (c) 2.73  53.2  2024 6.36 0.17 0.38 0.55 (0.17) (0.17) 6.74 8.70 (b) 14,303&#9; 1.77  1.62 (c) 2.46  42.9  2023 6.33 0.16 0.02 0.18 (0.15) (0.15) 6.36 2.71 (b) 16,673&#9; 1.74 (d) 1.62 (c),(d) 2.33  36.9  2022 7.63 0.11 (1.30) (1.19) (0.11) (0.11) 6.33 (15.67) (b) 22,134&#9; 1.61 (d) 1.57 (c),(d) 1.59  59.3  2021 7.43 0.11 0.20 0.31 (0.11) (0.11) 7.63 4.17 (b) 35,338&#9; 1.61 (d) 1.58 (c),(d) 1.37  24.8  Institutional shares 2025 6.72 0.26 (0.01) 0.25 (0.27) (0.27) 6.70 3.88  255,757&#9; 0.64 (d) 0.45 (c),(d) 3.92  53.2  2024 6.35 0.25 0.37 0.62 (0.25) (0.25) 6.72 9.82  295,345&#9; 0.60 (d) 0.45 (c),(d) 3.66  42.9  2023 6.31 0.23 0.03 0.26 (0.22) (0.22) 6.35 4.09  266,213&#9; 0.57 (d) 0.45 (c),(d) 3.51  36.9  2022 7.61 0.19 (1.30) (1.11) (0.19) (0.19) 6.31 (14.88) (e) 278,642&#9; 0.50 (d) 0.46 (c),(d) 2.72  59.3  2021 7.41 0.19 0.20 0.39 (0.19) (0.19) 7.61 5.44 (e) 345,082&#9; 0.54 (d) 0.51 (c),(d) 2.42  24.8  (a) Calculated based on average shares outstanding during the period. (b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements. (d) Subject to Manager's contractual expense limit. (e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption. 122

ADDITIONAL INFORMATION
Additional information about the Funds is available in the SAI dated March 1, 2026, which is incorporated by reference into this Prospectus. Additional information about each Fund’s investments will be available in the Registrant’s Annual Report (Part 1) (Part 2) (Part 3) and Semi-Annual Report to Shareholders filed on Form N-CSR. In the Registrant’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Registrant’s annual and semi-annual financial statements. The SAI and the Registrant’s Annual and Semi-Annual Reports to Shareholders, and other information such as Fund financial statements, are available and can be obtained free of charge by writing Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971. In addition, the Registrant makes its SAI and Annual and Semi-Annual Reports available, free of charge, on www.PrincipalAM.com/Prospectuses. To request this and other information about the Funds and to make shareholder inquiries, telephone 1-800-222-5852.
Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Registrant has entered into a management agreement with PGI. The Registrant and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds' sub-advisors, distributor, transfer agent, and custodian, who provide services to the Funds. These arrangements are between the Registrant and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of the Registrant or any Fund.
This Prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This Prospectus, the SAI, or the contracts that are exhibits to the Registrant’s Registration Statement are not intended to give rise to any agreement or contract between the Registrant and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders, or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572
D-1

PRINCIPAL FUNDS, INC.
("PFI" or the "Registrant")
Statement of Additional Information
Dated March 1, 2026
This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to the information in the Registrant’s Prospectus. The Prospectus, which may be amended from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Prospectus dated March 1, 2026.
Incorporation by Reference: Certain information included in the Registrant’s Annual Report to Shareholders and Form N-CSR (Part 1) (Part 2) (Part 3) for the fiscal year ended October 31, 2025 is hereby incorporated by reference into and is legally part of this SAI.
For a free copy of the current Prospectus, Semi-Annual Report, or Annual Report, call 1-800-222-5852 or write:
Principal Funds
P.O. Box 219971
Kansas City, MO 64121-9971
The Prospectus may be viewed at www.PrincipalAM.com/Prospectuses.
The proposed mergers of the Principal LifeTime 2015 Fund and Principal LifeTime Hybrid 2015 Fund into the Principal LifeTime Strategic Income Fund and Principal LifeTime Hybrid Income Fund, respectively, are expected to occur on or about June 12, 2026 (the “Merger Date”). The Fund’s officers, however, have the discretion to change this date. On the Merger Date, delete all references to the Principal LifeTime 2015 Fund and Principal LifeTime Hybrid 2015 Fund from this SAI.
The ticker symbols for series and share classes begin on the next page.

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-3	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX		PIOJX	PIOIX	PIOOX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBMMX	PBMPX
Diversified Income	PGBAX	PGDCX		PGDIX			PGBLX
Diversified International	PRWLX		PIIJX	PIIIX	PINRX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PEIOX	PEIQX
Finisterre Emerging Markets Total Return Bond				PFUMX
Global Emerging Markets	PRIAX		PIEJX	PIEIX	PEAPX	PEPSX	PIIMX
Global Real Estate Securities	POSAX			POSIX	PGRKX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX		PMRJX	PMRIX	PRCMX	PMREX
Government Money Market				PGVXX			PGWXX
High Yield	CPHYX	CCHIX		PHYTX			PHYFX
Inflation Protection			PIPJX	PIPIX	PIFPX	PBPPX
International Bond							PIBRX
International Equity				PINIX	PRPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PPUMX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX		PSPJX	PLFIX	PLFMX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PPSFX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMBMX	PMBPX	PMAQX
MidCap S&P 400 Index			PMFJX	MPSIX	PMFMX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PMPRX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX	PINTX
Principal Capital Appreciation	CMNWX			PWCIX	PCAOX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLSMX	PLSPX
Principal LifeTime 2015				LTINX	LTAPX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PTBMX	PTBPX
Principal LifeTime 2025				LTSTX	LTVPX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PTCMX	PTCPX
Principal LifeTime 2035				LTIUX	LTAOX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PTDMX	PTDPX
Principal LifeTime 2045				LTRIX	LTRVX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PTERX	PTEFX
Principal LifeTime 2055				LTFIX	LTFDX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTCX	PLTOX
Principal LifeTime 2065				PLJIX	PLJCX	PLJEX
Principal LifeTime 2070			PLTLX	PLTGX	PLTDX	PLTFX
Principal LifeTime Hybrid Income			PHJFX	PHTFX			PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX			PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX			PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX			PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX			PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX			PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX			PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX			PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX			PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX			PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX			PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX			PLHRX
Principal LifeTime Hybrid 2070			PLKJX	PLKSX			PLKRX
2

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-3	R-5	R-6
Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRERX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PBAPX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCBPX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGPX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIPX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGPX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIOX	PSIQX
SmallCap	PLLAX		PSBJX	PSLIX	PSBMX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PPNMX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSSMX	PSSPX	PSPIX
SmallCap Value II			PSMJX	PPVIX	PJARX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX
3

4

HISTORY OF THE FUNDS
Principal Funds, Inc. (“PFI” or the “Registrant”), a Maryland corporation, was organized as Principal Special Markets Fund, Inc. on January 28, 1993. The Registrant changed its name to Principal Investors Fund, Inc. effective September 14, 2000 and to Principal Funds, Inc. effective June 13, 2008.
On January 12, 2007, the Registrant acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each series of the Registrant (each, a “Fund” and, together, the “Funds”) are shown in the following table.

Share Class
Fund/Portfolio	A	C	J	Inst.	R-3	R-5	R-6
California Municipal	X	X		X
Core Fixed Income	X		X	X	X	X	X
Core Plus Bond	X		X	X	X	X
Diversified Income	X	X		X			X
Diversified International	X		X	X	X	X	X
Equity Income	X	X	X	X	X	X
Finisterre Emerging Markets Total Return Bond				X
Global Emerging Markets	X		X	X	X	X	X
Global Real Estate Securities	X			X	X	X	X
Government & High Quality Bond	X		X	X	X	X
Government Money Market				X			X
High Yield	X	X		X			X
Inflation Protection			X	X	X	X
International Bond							X
International Equity				X	X	X	X
LargeCap Growth I	X		X	X	X	X	X
LargeCap S&P 500 Index	X		X	X	X	X
LargeCap Value III			X	X	X	X
MidCap	X	X	X	X	X	X	X
MidCap S&P 400 Index			X	X	X	X	X
MidCap Value I	X		X	X	X	X	X
Money Market	X		X
Overseas				X	X
Principal Capital Appreciation	X			X	X	X
Principal LifeTime Strategic Income	X		X	X	X	X
Principal LifeTime 2015				X	X	X
Principal LifeTime 2020	X		X	X	X	X
Principal LifeTime 2025				X	X	X
Principal LifeTime 2030	X		X	X	X	X
Principal LifeTime 2035				X	X	X
Principal LifeTime 2040	X		X	X	X	X
Principal LifeTime 2045				X	X	X
Principal LifeTime 2050	X		X	X	X	X
Principal LifeTime 2055				X	X	X
Principal LifeTime 2060			X	X	X	X
Principal LifeTime 2065				X	X	X
Principal LifeTime 2070			X	X	X	X
Principal LifeTime Hybrid Income			X	X			X
Principal LifeTime Hybrid 2015			X	X			X
Principal LifeTime Hybrid 2020			X	X			X
Principal LifeTime Hybrid 2025			X	X			X
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Share Class
Fund/Portfolio	A	C	J	Inst.	R-3	R-5	R-6
Principal LifeTime Hybrid 2030			X	X			X
Principal LifeTime Hybrid 2035			X	X			X
Principal LifeTime Hybrid 2040			X	X			X
Principal LifeTime Hybrid 2045			X	X			X
Principal LifeTime Hybrid 2050			X	X			X
Principal LifeTime Hybrid 2055			X	X			X
Principal LifeTime Hybrid 2060			X	X			X
Principal LifeTime Hybrid 2065			X	X			X
Principal LifeTime Hybrid 2070			X	X			X
Real Estate Securities	X	X	X	X	X	X	X
SAM Balanced	X	X	X	X	X	X
SAM Conservative Balanced	X	X	X	X	X	X
SAM Conservative Growth	X	X	X	X	X	X
SAM Flexible Income	X	X	X	X	X	X
SAM Strategic Growth	X	X	X	X	X	X
Short-Term Income	X	X	X	X	X	X
SmallCap	X		X	X	X	X	X
SmallCap Growth I			X	X	X	X	X
SmallCap S&P 600 Index			X	X	X	X	X
SmallCap Value II			X	X	X	X	X
Tax-Exempt Bond	X	X		X
Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.
Principal Global Investors, LLC (“PGI” or the “Manager”) may recommend to the Board of Directors (the “Board”), and the Board may elect, to close certain Funds to new investors or close certain Funds to new and existing investors. PGI may make such a recommendation when a Fund approaches a size where additional investments in the Fund have the potential to adversely impact Fund performance and make it increasingly difficult to keep the Fund fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.
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DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
The Registrant is a registered, open-end management investment company, commonly called a mutual fund. The Registrant consists of multiple investment portfolios, which are referred to as “Funds.” Each Fund has its own investment objective, strategies, and portfolio management team. As described below, each Fund has adopted a fundamental policy regarding diversification, as that term is used in the Investment Company Act of 1940, as amended (the “1940 Act”), and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Fund Policies
The investment objective, principal investment strategies, and principal risks of each Fund are described in the Prospectus. This SAI contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about other strategies that each Fund may use to try to achieve its objective.
The composition of each Fund and the techniques and strategies that those managing a Fund’s investments may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from a Fund’s portfolio.
The investment objective of each Fund and, except as described below as “fundamental restrictions,” the investment strategies described in this SAI and the Prospectus are not fundamental and may be changed by the Board without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in the Prospectus or SAI.
Fundamental Restrictions
Except as specifically noted, each Fund has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund, except as permitted by the 1940 Act or other governing statute and the rules thereunder, the U.S. Securities and Exchange Commission (the “SEC”), or other regulatory agency with authority over the Funds. The 1940 Act provides that “a vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares or (2) 67% or more of the Fund shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class, except when otherwise required by law or as determined by the Board.
Each Fund:
1)may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2)has adopted a commodities policy, as follows:
(a)The California Municipal Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(b)The remaining Funds may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.
3)may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
4)may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5)may not make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
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6)has adopted a policy regarding diversification, as follows:
(a)The LargeCap Growth I and Real Estate Securities Funds have elected to be non-diversified.
(b)It is anticipated that the LargeCap S&P 500 Index Fund will be diversified in approximately the same proportions as the respective index that the Fund uses to measure its performance. Because the LargeCap S&P 500 Index Fund seeks to track the performance of the securities included in its respective index, it is possible that LargeCap S&P 500 Index Fund may change from diversified to non-diversified as a result of a change in relative market capitalization or weighting of one or more constituents of the Fund’s index. In such an instance, shareholder approval will not be sought when the LargeCap S&P 500 Index Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weightings of one or more constituents of the LargeCap S&P 500 Index Fund’s index.
(c)All other Funds have elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
7)has adopted a concentration policy, as follows:
(a)The Global Real Estate Securities and Real Estate Securities Funds will concentrate their investments in a particular industry or group of industries as described in the Prospectus.
(b)The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds will not concentrate their investments in a particular industry or group of industries, except to the extent that their related Index is also so concentrated.
(c)The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.
8)may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
Non-Fundamental Restrictions
Except as specifically noted, each Fund has also adopted the following non-fundamental restrictions. Non-fundamental restrictions are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:
1)Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days, except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time; however:
(a)The Government Money Market and Money Market Funds may each not invest more than 5% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days, except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.
(b)International Equity Fund, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
2)Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.
(a)With respect to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
(b)For all Funds, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
(c)International Equity Fund has not adopted this non-fundamental restriction.
3)Invest in companies for the purpose of exercising control or management.
(a)International Equity Fund has not adopted this non-fundamental restriction.
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4)Invest more than 25% of its assets in foreign securities; however:
(a)The High Yield Fund may not invest more than 35% of its assets in foreign securities;
(b)The Diversified Income, Diversified International, Finisterre Emerging Markets Total Return Bond, Global Emerging Markets, Global Real Estate Securities, International Bond Fund, Money Market, and Overseas Funds each may invest up to 100% of its assets in foreign securities;
(c)The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested;
(d)The California Municipal, Government & High Quality Bond, Government Money Market, and Tax-Exempt Bond Funds may not invest in foreign securities; and
(e)International Equity Fund, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
5)Invest more than 5% of its total assets in real estate limited partnership interests.
(a)The Diversified Income, Global Real Estate Securities, International Equity, and Real Estate Securities Funds and the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
6)Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company, except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC Rules adopted under the 1940 Act, or exemptions granted by the SEC. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.
(a)The Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
International Equity Fund has adopted additional non-fundamental restrictions as noted below. The Fund:
1)may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
2)may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
Non-Fundamental Policy - Rule 35d-1 under the 1940 Act - Investment Company Names
Except as specifically noted, each Fund has also adopted a non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry, or geographic region (as described in the Prospectus) as suggested by the name of the Fund.
This policy applies at the time of purchase. A Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental policy, each Fund tests market capitalization ranges monthly.
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For purposes of testing this requirement with respect to:
•Forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency: the value of such contracts and investments may include the Fund’s investments in cash and/or cash equivalents to the extent such cash and/or cash equivalents are maintained with respect to the Fund’s exposure under its forward foreign currency contracts and similar investments.
•Derivatives instruments: each Fund will typically count the mark-to-market value of such derivatives. However, a Fund may use a derivative contract’s notional value when it determines that notional value is an appropriate measure of the Fund’s exposure to investments. For example, with respect to single-name equity swaps that are “fully paid” (equity swaps in which cash and/or cash equivalents are posted as collateral for the purpose of covering the full notional value of the swap), each Fund will count the value of such cash and/or cash equivalents.
In addition, if a Fund's policy is to invest in a certain type of security, the Fund may gain exposure to that type of investment through derivatives or other instruments.
•Investments in underlying funds (including ETFs): each Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund’s holdings focus on the particular type of investment suggested by the Fund name.
The California Municipal, Diversified Income, Diversified International, Inflation Protection, Principal Capital Appreciation, Short-Term Income, and Tax-Exempt Bond Funds, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental policy.
The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.
The Money Market Fund has also not adopted this non-fundamental policy as it is subject to Rule 2a-7 of the 1940 Act. The Government Money Market Fund has adopted a non-fundamental investment policy to invest under normal circumstances at least 80% of its nets assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. As a government money market fund, the Government Money Market Fund must also meet a separate requirement, pursuant to Rule 2a-7 of the 1940 Act, to invest at least 99.5% of its total assets in cash, government securities, and or repurchase agreements that are collateralized fully.
The Tax-Exempt Bond Fund has also adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.
Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration, and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Commodity-Related Investments
All Funds Except the Finisterre Emerging Markets Total Return Bond Fund
Under the 1940 Act, a fund’s registration statement must recite the fund’s policy with regard to investing in commodities. Each Fund may invest in commodities to the extent permitted by applicable law and under its fundamental and non-fundamental policies and restrictions. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of each of the Funds under Rule 4.5, PGI is not deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”) as it specifically relates to PGI’s operations
10

with respect to the Funds, and the Funds, therefore, are not considered regulated commodity pools and are not subject to registration or regulation under the CEA. The CFTC amended Rule 4.5 exclusions for certain otherwise regulated persons from the definition of the term “commodity pool operator.” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” if its use of futures contracts, options on futures contracts, and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts, and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and rules the CFTC has adopted under it.
Finisterre Emerging Markets Total Return Bond Fund
Based on its current investment strategies, the Finisterre Emerging Markets Total Return Bond Fund is deemed to be a “commodity pool” under the CEA, and PGI is considered a “commodity pool operator” with respect to the Fund. PGI is, therefore, subject to dual regulation by the SEC and the CFTC. The CFTC or the SEC could alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures, and currency futures) or options on commodity futures or swaps transactions by investment companies, including this Fund.
Industry Concentration
Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International (MSCI)/Standard & Poor’s Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the SEC, or any other reasonable industry classification system.
•Each Fund interprets its policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. To the extent a Fund invests its assets in underlying investment companies, 25% or more of such Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investments in one or more underlying investment companies.
•For purposes of this restriction, government securities (such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities) are not subject to the Funds’ industry concentration restrictions.
•Each Fund views its investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.
Loans
A Fund may not make loans to other persons, except (i) as permitted by the 1940 Act and the Rules and Regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC Staff, or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC Staff, or other authority of competent jurisdiction. Generally, this means the Funds are typically permitted to make loans but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations, and/or engaging in direct corporate loans in accordance with the Fund’s investment objective and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
Other Investment Strategies and Risks
Artificial Intelligence
The capabilities and use of artificial intelligence (“AI”) are rapidly increasing. AI may be utilized by the Funds’ advisor and/or sub-advisors; by issuers in which the Funds invest; or by the Funds’ service providers. AI technologies rely heavily on the collection and analysis of large amounts of data and complex algorithms, and it is possible that AI may produce inaccurate, biased, misleading, or incomplete outputs that could lead to adverse effects for the advisor and/or sub-advisor, issuers, and/or service providers using such technologies. These adverse effects may include reputational harm, legal liability, disruptions to business operations, and/or operational errors and investment losses by users of AI technologies, all of which could impact the Funds. AI also could face regulatory scrutiny in the future, which could limit its development and use. It is impossible to predict the full extent of risks that could impact the Funds from the development and use of AI.
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Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund’s investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund’s investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.
Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
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More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve a fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the fund in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or reorganization proposal has been announced if, in the judgment of those managing the fund’s investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed, or becomes subject to unanticipated uncertainties, including, for example, new or revised laws or regulations, the market price of the securities may decline below the purchase price paid by a fund.
In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the fund’s investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.
Cyber Security Issues
Each Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse, or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary business and personal information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability to buy or sell Fund shares, the inability to calculate a Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Geopolitical tensions may, from time to time, increase the scale and sophistication of cyber-attacks. Cyber security risks may also affect issuers of securities in which a Fund invests, potentially causing the Fund’s investment in such issuers to lose value. Despite cyber security protocols and other risk management processes, there can be no guarantee that a Fund will avoid losses relating to cyber security risks or other information security breaches. The rapidly increasing capabilities and use of artificial intelligence (as discussed under "Artificial Intelligence"), including by bad actors, could exacerbate these risks.
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Derivatives
Options on Securities and Securities Indices
Funds may write (sell) and purchase call and put options on securities and on securities indices. Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities that the Fund plans to purchase, or to generate additional revenue.
•Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.
•Over the Counter (“OTC”) Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.
•FLexible EXchange Options (“FLEX Options”). FLEX Options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European-style options, which are exercisable only at the expiration date, versus American-style options, which are exercisable any time prior to the expiration date), and expiration dates, while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of the OTC option positions.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities. The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for a Fund.
Writing Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.
The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
A Fund usually owns the underlying security covered by any outstanding call option. With respect to an outstanding put option, a Fund deposits and maintains with its custodian or segregates on the Fund’s records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
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Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. Each Fund engages in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the fund’s investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Index Warrants. A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. A Fund generally purchases or writes only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If the Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities until the option expires or is exercised. A Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than a Fund's ability to terminate exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.
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Futures Contracts and Options on Futures Contracts
Funds may purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Funds may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Funds may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Funds may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. Funds may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Fund usually liquidates futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Fund’s deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund’s performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.” The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.
In using futures contracts, a Fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund’s debt securities decline in value and thereby keeps the Fund’s net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.
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Options on Futures Contracts. Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund’s custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund’s successful use of futures contracts is subject to the ability of those managing the fund’s investments to predict correctly the factors affecting the market values of the Fund’s portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.
Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. A Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.
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Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
Each Fund may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
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Spread Transactions
Funds may engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Funds may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund’s custodian or on the Fund’s records. The Funds do not consider a security covered by a spread option to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. Funds may also enter into options on swap agreements (“swap options”).
Funds may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.
•Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
•Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
•Index Swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).
•Total Return Swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.
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•Commodity Swap Agreements. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the Secured Overnight Financing Rate (SOFR) or a similar reference rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
•Credit Default Swap Agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.
Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.
•Investment Pools. Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.
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•Contracts for Differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. Funds may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. Funds may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.
•Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. Funds may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Funds may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.
Obligations under Swap Agreements. The swap agreements a Fund enters into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Risks Associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the fund’s investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the fund’s investments. Certain restrictions imposed on each Fund by the Internal Revenue Code may limit a Fund’s ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the fund’s investments based on various factors, including:
•the frequency of trades and quotations,
•the number of dealers and prospective purchasers in the marketplace,
•dealer undertakings to make a market,
•the nature of the security (including any demand or tender features), and
•the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).
Such determination will govern whether a swap will be deemed to be within each Fund’s restriction on investments in illiquid securities.
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Valuing Swap Agreements. For purposes of applying a fund’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap, however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. For example, a fund may value credit default swaps at full exposure value for purposes of the fund’s credit quality guidelines because such value reflects the fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund’s exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
All Funds except the Finisterre Emerging Markets Total Return Bond Fund. CFTC Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” under the CEA if its use of futures contracts, options on futures contracts, and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts, and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and the rules the CFTC has adopted under it
Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund is deemed to be a regulated “commodity pool” under the CEA and, as a result, may invest in futures contracts, options on futures contracts, and swaps in excess of the limitations imposed by the CFTC under Rule 4.5.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy.
Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.
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Environmental, Social, and Governance Factors in the Selection of Portfolio Securities
(Applicable to all Funds or portions of the Funds, other than California Municipal Fund, Government & High Quality Bond Fund, Government Money Market Fund, Inflation Protection Fund, LargeCap S&P 500 Index Fund, Midcap S&P 400 Index Fund, the portion of MidCap Value I Fund managed by Victory Capital Management Inc., Money Market Fund, Small Cap Fund, and SmallCap S&P 600 Index Fund.)
The portfolio managers of the Funds consider one or more environmental, social, and/or governance (“ESG”) factors along with other, non-ESG factors in making investment decisions. The consideration of ESG factors is intended to further the stated objective of the particular Funds. These ESG factors are generally no more significant than other factors in the investment selection process, such that ESG factors may not be determinative in deciding to include or exclude any particular investment in the portfolio. By way of example, environmental factors can include one or more of the following: climate change, natural resources, pollution and waste, and environmental opportunities. Social factors can include one or more of the following: human capital, product liability, stakeholder opposition, and social opportunities. Governance factors can include corporate governance and/or corporate behavior. Integration of ESG factors is qualitative and subjective by nature. There is no guarantee that the criteria used, or judgment exercised, will reflect the beliefs or values of any particular investor. Further, there is no assurance that any strategy or integration of ESG factors will be successful or profitable.
Further, the portfolio managers of the Finisterre Emerging Markets Total Return Bond Fund and a portion of the emerging market debt investments in the Diversified Income Fund use filtering techniques based on ESG criteria, which can result in the exclusion of companies that have exposures to certain controversial sectors. The exclusion of companies from the investable universe may, under certain circumstances, detract from investment performance.
Environmental, Social, and Governance Factors in the Selection of Investment Advisors and Asset Classes
The Diversified Income Fund is structured as an asset allocation fund, in which PGI is responsible for selecting sub-advisors and investment teams within PGI that, in turn, are responsible for selecting underlying investments. In selecting sub-advisors, investment teams, and asset classes, the PGI asset allocation team considers ESG factors. ESG factors are generally no more significant than other factors in the selection process, such that ESG factors may not be determinative in deciding to include or exclude any particular sub-advisor, investment team, or asset class in the portfolio. Integration of ESG factors is qualitative and subjective by nature. There is no guarantee that the criteria used, or judgment exercised, will reflect the beliefs or values of any particular investor. Further, there is no assurance that any strategy or integration of ESG factors will be successful or profitable.
Fixed-Income Securities
ETNs
Certain funds may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.
ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service (“IRS”) and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
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Funding Agreements
Some Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as SOFR or a similar reference rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.
Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
Some Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Step-Coupon Securities
Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
“Stripped” Securities
Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
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Structured Notes
Some Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.
Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund’s investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
Each Fund may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
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Foreign Currency Transactions
Options on Foreign Currencies
A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. Each Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
Each Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward Foreign Currency Exchange Contracts
Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund’s investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, each Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
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It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability, or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability; military action or unrest; or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund’s investments.
A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). VIEs are not formally recognized under Chinese law and are subject to risks, such as the risk that China could cease to allow VIEs, could impose new restrictions on VIEs, or could deem the contractual arrangements of VIEs unenforceable. These risks could limit or eliminate the remedies and rights available to VIEs and their investors, such as a fund. If these risks materialize, the value of a fund’s investments in VIEs could be adversely affected, and a fund could incur significant losses with no available recourse.
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Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange (“SSE”), the Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:
•China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.
•Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.
•Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.
•If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.
•Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.
•China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.
•The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.
•Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
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•Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.
•Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.
Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The United Kingdom (the "UK") departed the EU on January 31, 2020 (commonly referred to as "Brexit"). As a result of Brexit, the UK may be less stable than it had been in prior years, and investments in the UK may be more volatile due to economic uncertainty and currency exchange rate fluctuations. The impact of these actions by European countries, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and has experienced earthquakes and tsunamis that have significantly affected important elements of its infrastructure. Due to these events, Japan’s financial markets can fluctuate dramatically. The full extent of the impact of earthquakes and tsunamis on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
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Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing markets. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
High Yield Securities
Each Fund may invest a portion of its assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global Ratings. If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund’s investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each fund has with regard to high yield bonds unless those managing the fund’s investments deem such securities to be the equivalent of investment-grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and those with auction rate features.
Initial Public Offerings (“IPOs”)
An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund’s portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
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Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund’s investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.
Inverse Floating Rate and Other Variable and Floating Rate Instruments
Each Fund may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies (including interval funds), unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as certain closed-end investment companies, do not continuously offer their shares for sale (like open-end investment companies) but instead issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. An interval fund is a type of closed-end investment company that is continuously offered at net asset value, is not listed on an exchange, and only periodically offers to repurchase a limited amount of outstanding shares from its shareholders. Investing in interval funds involves liquidity risk, and the liquidity risk is even greater in interval funds that invest in securities of companies with smaller market capitalizations, derivatives, securities with substantial market and/or credit risk, or securities that are themselves illiquid. Other types of investment companies, such as ETFs, are continuously offered at net asset value but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The fund would also continue to pay its own advisory fees and other expenses. Consequently, the fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
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Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP’s organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.
An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.
The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP’s performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low-cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
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MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term “Municipal Obligations” includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal individual alternative minimum tax.
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Municipal Bonds
Municipal Bonds may be either “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in “moral obligation” bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer’s receipt of the anticipated revenues. Other notes include “Construction Loan Notes” issued to provide construction financing for specific projects, and “Bank Notes” issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes (“Project Notes”) are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.
•Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.
•Bond Anticipation Notes (“BANs”) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer’s access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.
•    Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association (“GNMA”) to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The California Municipal and Tax-Exempt Bond Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.
•Revenue Anticipation Notes (“RANs”) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
•Tax Anticipation Notes (“TANs”) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer’s capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer’s ability to meet its obligations on outstanding TANs.
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Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds’ option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund’s portfolio.
The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.
A fund’s right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund’s portfolio would not exceed 0.50% of the value of a fund’s total assets calculated immediately after each stand-by commitment is acquired.
The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund’s investments believe present minimum credit risks. A fund’s ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the fund’s investments.
A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund’s portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically, such instruments carry demand features permitting the fund to redeem at par.
The fund’s right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund’s investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
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Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days’ notice, for all or any part of the fund’s participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.
Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund’s ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay “exempt interest” dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy. The Tax-Exempt Bond Fund also invests in California municipal obligations.
Taxable Investments of the Municipal Funds
The California Municipal and Tax-Exempt Bond Funds may invest a portion of their assets, as described in the Prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers’ acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements (“Taxable Investments”). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least “A” by S&P Global or “Prime” by Moody’s or, if not rated, must be issued by companies having an outstanding debt issue rated at least “A” by S&P Global or Moody’s; corporate bonds and debentures must be rated at least “A” by S&P Global or Moody’s. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund’s Manager, it is advisable to maintain a temporary “defensive” posture, the California Municipal and Tax-Exempt Bond Funds may invest without limitation in Taxable Investments. At other times, the following investments will not exceed 20% of the Fund’s total assets: Taxable Investments; Municipal Obligations that do not meet quality standards required for the 80% portion of the portfolio; and Municipal Obligations, the interest on which is treated as a tax preference item for purposes of the federal individual alternative minimum tax.
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Insurance
The insured municipal obligations in which the California Municipal and Tax-Exempt Bond Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding, and the insurer remains in business.
The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund’s investment portfolio or a Fund’s NAV. The Fund’s NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund’s investment policy requiring investment in insured municipal obligations will not affect the Fund’s ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.
Pay-in-Kind Securities
Each Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Fund. Active trading may generate short-term gains (losses) for taxable shareholders.
The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund/Portfolio	2025 Turnover	2024 Turnover	Comments
Principal LifeTime Hybrid 2055 Fund	33.7%	16.8%	Turnover increased in 2025 due to higher cash flows and therefore more trading compared to 2024.
SAM Balanced Portfolio	44.7%	17.3%	Turnover increased in 2025 due to allocation changes over the year.
SAM Conservative Growth Portfolio	41.9%	18.3%	Turnover increased in 2025 due to allocation changes over the year.
SAM Strategic Growth Portfolio	44.8%	18.2%	Turnover increased in 2025 due to allocation changes over the year.
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Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.
•Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.
•Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.
Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.
•Floating Rate Preferred Securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.
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If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs (“REIT-like”) entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See “Foreign Securities”).
Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
Each Fund may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund’s investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund’s investments.
Each Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A Fund will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund.
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A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
Each Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.
Restricted and Illiquid Securities
A Fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by PGI as the Funds’ valuation designee, subject to the Board’s oversight. As described above, some of the Funds have adopted investment restrictions that limit investments in illiquid securities.
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts’ expenses.
Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which a Fund may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
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In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
Each Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CBOs, CLOs, and other CDOs are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high risk, below-investment-grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs, and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by a fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. A fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. Each fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Special Purpose Acquisition Companies (“SPACs”)
Each Fund may invest in securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC or similar entity generally maintains assets (less a portion retained to cover expenses) in a trust account comprised of U.S. government securities, money market securities, and cash, and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments. Because SPACs and similar entities are in essence blank-check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition, which may not occur. For example, even if an acquisition or merger target is identified, the Fund may elect not to participate in, or vote to approve, the proposed transaction. Moreover, an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value.
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SPACs are also subject to the following additional risks:
•The risk that, in the case of SPACs used as an opportunity for startups to go public without going through the traditional IPO process, such startups may become publicly traded with potentially less due diligence than what is typical in a traditional IPO through an underwriter and may not be experienced in facing the challenges, expenses and risks of being a public company, including the increased regulatory and financial scrutiny and the need to comply with applicable governance and accounting requirements.
•SPAC sponsors may have a potential conflict of interest to complete a deal that may be unfavorable for other investors in the SPAC. For example, SPAC sponsors often own warrants to acquire additional shares of the company at a fixed price, and the exercise by the SPAC sponsor of its warrants may dilute the value of the equity interests of other investors in the SPAC.
•Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
•Only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a lower price. Investments in SPACs may include private placements, including PIPEs, and, accordingly, may be considered illiquid and/or be subject to restrictions on resale.
•Values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Supranational Entities
Each Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.
Temporary Defensive Measures/Money Market Instruments
The Government Money Market and Money Market Funds invest all of their available assets in money market instruments maturing in 397 days or less, with certain exceptions permitted by applicable regulations. In addition, each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that each Fund may purchase:
•U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
•U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
•U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
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Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.
•Bank Obligations - Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund’s investments, are of comparable quality. A Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund’s investments to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.
A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.
•Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
•Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.
•Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
•Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
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U.S. Government and U.S. Government-Sponsored Securities
U.S. government securities refers to a variety of debt securities issued by or guaranteed by the U.S. Treasury, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), and are supported by the full faith and credit of the United States meaning that the U.S. government is required to repay the principal in the event of default. Others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. The U.S. government does not guarantee the market price of any U.S. government security.
Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.
U.S. government securities and U.S. government-sponsored securities may be adversely impacted by changes in interest rates or a default by or decline in the credit rating of the applicable government-sponsored entity. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight, and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities.
Warrants and Rights
The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
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LEADERSHIP STRUCTURE AND BOARD
PFI's Board has overall responsibility for overseeing PFI's operations in accordance with the 1940 Act, other applicable laws, and PFI's charter. Each Board Member serves on the Boards of the following investment companies: Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), and Principal Exchange-Traded Funds (“PETF”), which are collectively referred to in this SAI as the “Principal Funds.” The Principal Funds are part of a "Fund Complex," which is comprised of the Principal Funds (PFI, PVC, and PETF), Principal Real Asset Fund, and Principal Private Credit Fund. Board Members who are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Principal Funds are considered “interested persons” of the Funds (as defined in the 1940 Act) and are referred to in this SAI as “Interested Board Members.” Board Members who are not Interested Board Members are referred to as “Independent Board Members.”
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Principal Funds. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Principal Funds.
The Board meets in regularly scheduled meetings throughout the year. Board meetings may occur in-person, by telephone, or virtually. In addition, the Board holds special meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Principal Funds. The Independent Board Members have appointed a Lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting’s agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board’s leadership structure is appropriate for the Principal Funds given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.
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Committee Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Padelford L. Lattimer, Chair Katharin S. Dyer Karen McMillan	The Committee’s primary purpose is to assist the Board in performing the annual review of the Funds’ advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	3
Audit Committee Frances P. Grieb, Chair Craig Damos Victor L. Hymes Sharmila C. Kassam	The Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Principal Funds' accounting policies, financial reporting, and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Principal Funds' financial statements; 2) the Principal Funds' compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Principal Funds' independent registered public accountants. The Audit Committee also facilitates communication among the independent registered public accountants, PGI’s internal auditors, Principal Funds management, and the Board.	8
Executive Committee Kamal Bhatia, Chair Craig Damos Kenneth A. McCullum	The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Principal Funds' business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.	None
Nominating and Governance Committee Victor L. Hymes, Chair Craig Damos Frances P. Grieb Thomas A. Swank	The Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee’s nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Principal Funds. Recommendations should be submitted in writing to the Principal Funds Secretary, in care of the Principal Funds, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Funds as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
	When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an “interested person” of the Funds as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.	5
Operations Committee Thomas A. Swank, Chair Katharin S. Dyer Padelford L. Lattimer	The Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Principal Funds, communications with the Principal Funds' shareholders, and the Principal Funds' operations.	4
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Risk oversight forms part of the Board’s general oversight of the Principal Funds. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Principal Funds and principal service providers. As part of its regular oversight functions, the Board, directly or through a committee, interacts with and reviews reports from, among others, management, sub-advisors, the Chief Compliance Officer, the independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of management and PGI, reviews investment policies and risks in connection with its review of Principal Funds performance. In addition, as part of the Board’s periodic review of advisory, sub-advisory, and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has designated PGI as the Funds’ valuation designee, as permitted by SEC Rule 2a-5, where PGI is responsible for the day-to-day valuation and oversight responsibilities of the Funds, subject to the Board’s oversight. PGI has established a Valuation Committee to fulfill its oversight responsibilities as the Funds’ valuation designee.
Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence, and ability to work effectively with other Board Members, a commitment to the interests of shareholders, and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board’s diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.
Independent Board Members
Craig Damos. Mr. Damos has served as an Independent Board Member of the Principal Funds since 2008. Since 2011, Mr. Damos has served as the President of C.P. Damos Consulting, LLC (doing business as Craig Damos Consulting). He has also served as a Director of the employees’ stock ownership plan of the Baker Group since 2020. Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006 to 2010; Vertical Growth Officer of Weitz Company from 2004 to 2006; and Chief Financial Officer of Weitz Company from 2000 to 2004. From 2005 to 2008, Mr. Damos served as a Director of West Bank. Through his education, employment experience, and experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory, and investment matters.
Katharin S. Dyer. Ms. Dyer has served as an Independent Board Member of the Principal Funds since 2023. She is the Founder and Chief Executive Officer of PivotWise, a firm providing strategic advice focused on digital transformation. Ms. Dyer currently serves as a Director of Liquidity Services and the Grameen Foundation. She was formerly employed by IBM Global Services as a Global Partner and a member of the senior leadership team from 2016 to 2018. Ms. Dyer was a member of the Global Management Team at American Express Company from 2013 to 2015. Through her education, employment experience, and experience as a board member, Ms. Dyer is experienced with financial, information and digital technology, investment, and regulatory matters.
Frances P. Grieb. Ms. Grieb has served as an Independent Board Member of the Principal Funds since 2023. Ms. Grieb currently serves as a Director of the National Advisory Board of the College of Business at the University of Nebraska at Omaha. She is a member of the American Institute of Certified Public Accountants and the National Association of Corporate Directors. From 2022 to 2025, she served as a director of First Interstate BancSystem, Inc. and from 2014 to 2022, she served as a Director of Great Western Bancorp, Inc. Ms. Grieb is a retired partner having served in various leadership roles at Deloitte LLP from 1982 to 2010. Ms. Grieb is a retired Certified Public Accountant. Through her education, employment experience, and experience as a board member, Ms. Grieb is experienced with financial, accounting, investment, and regulatory matters.
Victor L. Hymes. Mr. Hymes has served as an Independent Board Member of the Principal Funds since 2020. He currently serves as Founder, Chief Executive Officer, and Chief Investment Officer of Legato Capital Management, LLC. Over the past thirty years, Mr. Hymes has served in the roles of Chief Executive Officer, Chief Operating Officer, Chief Investment Officer, portfolio manager, and other senior management positions with investment management firms, including Zurich Scudder Investments, Inc., Goldman, Sachs & Co., and Kidder, Peabody & Co. Mr. Hymes has served on numerous boards and has chaired four investment committees over the past two decades. Through his education, employment experience, and experience as a board member, Mr. Hymes is experienced with financial, accounting, regulatory, and investment matters.
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Sharmila C. Kassam. Ms. Kassam has served as an Independent Board Member of the Principal Funds since 2025. She is the Founder of Aligned Capital Investing, LLC. Ms. Kassam served as Vice President and Head of Asset Owner Solutions at Nasdaq, Inc. from 2021 to 2023. From 2014 to 2019, Ms. Kassam served as Deputy Chief Investment Officer, Texas Employees Retirement Fund. Ms. Kassam is a licensed attorney and Certified Public Accountant. She is also faculty for the Institutional Limited Partner Association Institute. Through her education, employment experience, and experience as a board member, Ms. Kassam is experienced in financial, regulatory, accounting, and investment matters.
Padelford L. Lattimer. Mr. Lattimer has served as an Independent Board Member of the Principal Funds since 2020. He currently serves as Managing Partner for TBA Management Consulting LLC. For more than twenty years, Mr. Lattimer served in various capacities at financial services companies, including as a senior managing director for TIAA Cref Asset Management (2004-2010), First Vice President at Mellon Financial Corporation (2002-2004), and in product management roles at Citibank (2000-2002). Through his education, employment experience, and experience as a board member, Mr. Lattimer is experienced with financial, regulatory, and investment matters.
Karen McMillan. Ms. McMillan has served as an Independent Board Member of the Principal Funds since 2014. She served as a Managing Director of Patomak Global Partners, LLC from 2014 to 2021. From 2007 to 2014, Ms. McMillan served as General Counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991 to 1999, she served in various roles as counsel at the SEC, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education, experience as an attorney, and experience as a board member, Ms. McMillan is experienced in financial, investment, and regulatory matters.
Thomas A. Swank. Mr. Swank has served as an Independent Board Member of the Principal Funds since 2024. From 2015 to 2023, Mr. Swank served as the Chief Executive Officer and President of Wellabe, formerly American Enterprise Group, Inc. He has served as the Chairman of the Board for Wellabe since 2023 and as a Director since 2015. Mr. Swank has also served as a Director on the Director Forum 500 - American Council of Life Insurers since 2015. Through his education, employment experience, and experience as a board member, Mr. Swank is experienced with financial, accounting, regulatory, and investment matters.
Interested Board Members
Kamal Bhatia. Mr. Bhatia has served as Chair of the Principal Funds since 2023. He has also served as President and Chief Executive Officer of the Principal Funds since 2019. Since February 2024, Mr. Bhatia has served as the President and Chief Executive Officer for Principal Asset ManagementSM. He served as Senior Executive Managing Director - Global Head of Investments for Principal Asset ManagementSM in 2023 and a Senior Executive Director and Chief Operating Officer of Principal Asset ManagementSM from 2019 to 2023. Mr. Bhatia joined Principal® in 2019 and serves as a director of numerous Principal® affiliates. From 2011 to 2019, he was a Senior Vice President for Oppenheimer Funds. Mr. Bhatia is a CFA® charter holder. Through his education and experience, Mr. Bhatia is experienced with financial, marketing, regulatory, and investment matters.
Kenneth A. McCullum. Mr. McCullum has served as a Board Member of the Principal Funds since 2023. Mr. McCullum has served as Executive Vice President and Chief Risk Officer for Principal® since 2023. Prior to that, he served as Senior Vice President and Chief Risk Officer for Principal® from 2020 to 2023 and Vice President and Chief Actuary for Principal® from 2015 to 2020. From 2013 to 2015, Mr. McCullum was an Executive Vice President responsible for business development at Delaware Life Insurance Company. He served as a Senior Vice President for the life annuity business at Sun Life from 2010 to 2013. Mr. McCullum is a Fellow of the Society of Actuaries and is a Member of the American Academy of Actuaries. Through his education and experience, Mr. McCullum is experienced with financial, accounting, regulatory, and investment matters.
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Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Principal Funds officers, including their principal occupations, which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Principal Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Craig Damos 711 High Street Des Moines, IA 50392 1954	Lead Independent Board Member (since 2020) Director, PFI and PVC (since 2008) Trustee, PETF (since 2014)	President, C.P. Damos Consulting, LLC (consulting services)	122	Principal Real Asset Fund (2019-2024)
Katharin S. Dyer 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2023) Trustee, PETF (since 2023)	Founder and Chief Executive Officer, PivotWise (consulting services)	122	Liquidity Services, Inc. (2020-present); Principal Real Asset Fund (2023-2024)
Frances P. Grieb 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2023) Trustee, PETF (since 2023)	Retired	122	First Interstate BancSystem, Inc. (2022-2025); Principal Real Asset Fund (2023-2024); Great Western Bancorp, Inc. and Great Western Bank (2014-2022)
Victor L. Hymes 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020)	Founder, CEO, CIO, Legato Capital Management, LLC (investment management company)	122	Principal Real Asset Fund (2020-2024)
Sharmila C. Kassam 711 High Street Des Moines, IA 50392 1973	Director, PFI and PVC (since 2025) Trustee, PETF (since 2025)	Founder and Consultant, Aligned Capital Investing, LLC (consulting services); Vice President and Head of Asset Owner Solutions, Nasdaq, Inc. (financial services) from 2021-2023	122	Calamos Aksia Private Market Funds (2023-2025); Greenbacker Energy (GREC II Fund) (2022-2025); GRIID Infrastructure (2024-2024); Foundation Credit Opportunities (2019-2023)
Padelford L. Lattimer 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020)	Managing Partner, TBA Management Consulting LLC (management consulting and staffing company)	122	Principal Real Asset Fund (2020-2024)
Karen McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014)	Founder/Owner, Tyche Consulting LLC (consulting services) from 2021-2024; Managing Director, Patomak Global Partners, LLC (financial services consulting) from 2014-2021	122	Principal Real Asset Fund (2019-2024)
Thomas A. Swank 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2024) Trustee, PETF (since 2024)	Chief Executive Officer and President, Wellabe (formerly, American Enterprise Group, Inc.) (life and health insurance) from 2015-2023	122	Wellabe (formerly, American Enterprise Group, Inc.) (2015-present); Principal Real Asset Fund (2024)
49

INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Principal Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	Director and Chair, PFI and PVC (since 2023) Trustee and Chair, PETF (since 2023) Chief Executive Officer and President (since 2019)	Principal Financial Group* President and Chief Executive Officer – Principal Asset ManagementSM (since 2024) Senior Executive Managing Director - Global Head of Investments – Principal Asset ManagementSM (2023) Senior Executive Director and Chief Operating Officer – Principal Asset ManagementSM (2019-2023)	122	Principal Real Asset Fund (2023-2024)
Kenneth A. McCullum 711 High Street Des Moines, IA 50392 1964	Director, PFI and PVC (since 2023) Trustee, PETF (since 2023)	Principal Financial Group* Executive Vice President and Chief Risk Officer (since 2023) Senior Vice President and Chief Risk Officer (2020-2023)	122	Principal Real Asset Fund (2023-2024)

PRINCIPAL FUNDS OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Principal Funds	Principal Occupation(s) During Past 5 Years
George Djurasovic 711 High Street Des Moines, IA 50392 1971	Vice President and General Counsel (since 2023)	Principal Financial Group* Vice President and General Counsel – Principal Asset ManagementSM (since 2022) Artisan Partners Limited Partnership Global Chief Compliance Officer (2013-2022)
Calvin Eib 711 High Street Des Moines, IA 50392 1963	Assistant Tax Counsel (since 2023)	Principal Financial Group* Assistant General Counsel (since 2025) Counsel (2021-2025)
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Treasurer (since 2025) Vice President and Controller (2021-2025)	Principal Financial Group* Senior Director – Fund Accounting and Administration (since 2025) Senior Director – Fund Administration (2024) Director – Accounting (2020-2024)
Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2018-2023)	Principal Financial Group* Assistant General Counsel (since 2025) Counsel (2018-2025)
Ann Meiners 711 High Street Des Moines, IA 50392 1977	Vice President and Assistant Treasurer (since 2025) Vice President and Assistant Controller (2025)	Principal Financial Group* Director – Fund Accounting (since 2024) Assistant Director – Fund Accounting (2017-2024)
David P. Michalik 711 High Street Des Moines, IA 50392 1991	Counsel and Assistant Secretary (since 2025)	Principal Financial Group* Counsel (since 2025) The Northern Trust Company Second Vice President (2019-2025)
Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Principal Financial Group* Director – Compliance (since 2024) Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks 711 High Street Des Moines, IA 50392 1983	Vice President and Assistant Treasurer (since 2025) Vice President and Assistant Controller (2021-2025)	Principal Financial Group* Senior Director – Fund Tax (since 2024) Director – Accounting (2019-2024)
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PRINCIPAL FUNDS OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Principal Funds	Principal Occupation(s) During Past 5 Years
Deanna Y. Pellack 711 High Street Des Moines, IA 50392 1987	Counsel and Secretary (since 2024) Counsel and Assistant Secretary (2023-2024) Assistant Counsel and Assistant Secretary (2022-2023)	Principal Financial Group* Counsel (since 2022) The Northern Trust Company Vice President (2019-2022)
Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021) Vice President and Controller (2016-2021)	Principal Financial Group* Managing Director – Global Head of Fund Services (since 2024) Managing Director – Global Fund Ops (2021-2024)
Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018)	Principal Financial Group* Chief Compliance Officer – Funds (since 2018) Vice President (since 2015)
Michael Scholten 711 High Street Des Moines, IA 50392 1979	Chief Financial Officer (since 2021)	Principal Financial Group* Assistant Vice President and Actuary (since 2021)
Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Vice President and Assistant General Counsel (since 2023) Assistant Secretary (since 2022) Assistant Counsel (2006-2023)	Principal Financial Group* Associate General Counsel (since 2024) Assistant General Counsel (2018-2024)
John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2019-2023)	Principal Financial Group* Assistant General Counsel (since 2023) Counsel (2019-2023)
Barbara Wenig 711 High Street Des Moines, IA 50392 1972	Vice President (since 2024)
Principal Financial Group*
Executive Managing Director – Chief Business Officer
  (since 2025)
Executive Managing Director – Global Head of Operations and
  Services - Principal Asset ManagementSM (2021-2024)

Brant K. Wong 711 High Street Des Moines, IA 50392 1976	Vice President (since 2025)
Principal Financial Group*
Head of Retirement Solutions (since 2025)

J.P. Morgan Asset Management
Head of Retirement Platforms and Strategy (2022-2025)
Head of Retirement Service, Product and National Accounts
  (2019-2022)

Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Tax Counsel (since 2025) Assistant Tax Counsel (2017-2025)	Principal Financial Group* Assistant General Counsel (since 2023) Counsel (2015-2023)
*The reference to Principal Financial Group includes positions held by the Interested Board Members / Principal Funds Officers, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth in this SAI are each Interested Board Member's / Principal Funds Officer’s title with Principal Workforce, LLC, an affiliated entity of PGI that is the payroll employer of the Interested Board Members and Principal Funds Officers.
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Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of Funds included in this SAI, and aggregate dollar range of the equity securities of the funds in the Fund Complex, that were beneficially owned by the Board Members as of December 31, 2025. As of that date, Board Members did not own shares of the Funds included in this SAI that are not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program that invests in the Fund Complex. Board Members who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

Independent Board Members
Fund/Portfolio in this SAI	Damos	Dyer	Grieb	Hymes	Kassam(1)	Lattimer	McMillan	Swank
Core Fixed Income	E	A	A	B	A	A	A	A
Core Plus Bond	E	A	A	A	A	D	A	A
Diversified Income	A	A	A	A	A	A	C	A
Diversified International	E	A	A	E	A	C	A	A
Equity Income	D	A	A	A	A	A	A	A
Finisterre Emerging Markets Total Return Bond	E	A	A	E	A	A	A	A
Global Emerging Markets	A	A	A	D	A	C	A	A
Global Real Estate Securities	A	A	A	C	A	A	A	A
High Yield	A	A	A	C	A	A	A	A
LargeCap S&P 500 Index	A	A	A	D	D	A	A	A
MidCap	E	A	A	A	A	A	A	A
SAM Conservative Growth	E	A	A	A	A	A	A	A
SmallCap	C	A	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in All Registered Companies Overseen by Director in Family of Investment Companies	E	E	E	E	D	E	E	E
(1)Appointment effective September 10, 2025.

Interested Board Members
Fund/Portfolio in this SAI(1)	Bhatia	McCullum
Diversified International	A	D
Equity Income	A	E
Global Emerging Markets	E	A
Inflation Protection	A	E
International Equity	E	A
LargeCap Growth I	A	E
LargeCap S&P 500 Index	E	E
MidCap	A	E
MidCap S&P 400 Index	A	C
Principal LifeTime Hybrid 2030	A	E
Real Estate Securities	A	D
SmallCap Growth I	E	A
SmallCap S&P 600 Index	A	C
Aggregate Dollar Range of Equity Securities in All Registered Companies Overseen by Director in Family of Investment Companies	E	E
(1) Ownership through participation in an Employee Benefit Plan.
52

Board Member and Officer Compensation
The Principal Funds do not pay any remuneration to officers or to any Board Members listed above as Interested Board Members. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and the other PGI-sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Principal Funds based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of the Principal Funds.
The following table provides information regarding the compensation received by the Independent Board Members from the Funds included in this SAI and from the Fund Complex during the fiscal year ended October 31, 2025. The Principal Funds does not provide retirement benefits or pensions to any of the Board Members.

Board Member	Funds in this SAI	Fund Complex(2)
Craig Damos	$354,300	$454,300
Katharin S. Dyer	302,446	387,800
Frances P. Grieb	304,007	389,800
Victor L. Hymes	315,704	404,800
Sharmila C. Kassam(1)	106,179	135,500
Padelford L. Lattimer	314,143	402,800
Karen McMillan	328,778	421,550
Thomas A. Swank	302,446	387,800
(1)Ms. Kassam was elected to the Board effective September 10, 2025.
(2)"Fund Complex" includes the Principal Real Asset Fund and the Principal Private Credit Fund, which are not overseen by the Board Members, and the Board Members do not receive compensation from those Funds.
53

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (doing business as Principal Asset ManagementSM) (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. (“Principal®”), serves as the investment advisor for the Funds. Principal Management Corporation, previously an affiliate of PGI, served as the investment advisor to the Funds prior to its merger with and into PGI on May 1, 2017.
PGI directly makes decisions to purchase or sell securities for each Fund, except for those Funds or portions of Funds for which PGI has retained a sub-advisor to provide such services, as described below.
Affiliated Persons of the Registrant Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Registrant who are also affiliated persons of PGI or affiliated advisors, see the Interested Board Members and Principal Funds Officers tables in the “Leadership Structure and Board” section.
Sub-Advisors
PGI has executed agreements with various sub-advisors. Under those sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays each sub-advisor a fee, which is set forth in greater detail below in the “Sub-Advisory Agreements for the Funds” section.

Sub-Advisor:
AllianceBernstein L.P. (“AllianceBernstein”) is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P. (“ABH”), a publicly traded partnership. As of September 30, 2025, ABH owned approximately 30.8% of the issued and outstanding AllianceBernstein Units; EQH and its subsidiaries had an approximate 68.5% economic interest in AllianceBernstein (including both the general partnership and limited partnership interests in ABH and AllianceBernstein); and unaffiliated holders 0.7%.

Fund(s):	a portion of the assets of SmallCap Growth I
Sub-Advisor:
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors) (“Barrow Hanley”) is majority owned by Perpetual Limited (Perpetual Group) (ASX: PPT), a global financial services firm operating a multi-boutique asset management business, as well as wealth management and trustee services businesses.

Fund(s):	a portion of the assets of LargeCap Value III and a portion of the assets of Overseas
Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”) is an indirect wholly-owned subsidiary of BlackRock, Inc.
Sub-Sub-Advisor: BlackRock International Limited is an indirect wholly-owned subsidiary of BlackRock, Inc.
Fund(s):	a portion of Diversified Income
Sub-Advisor:	Brown Advisory, LLC (“Brown”) is a wholly-owned subsidiary of Brown Advisory Management, LLC.
Fund(s):	a portion of the assets of LargeCap Growth I and a portion of the assets of SmallCap Growth I
Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) is wholly owned by Causeway Capital Holdings LLC.
Fund(s):	a portion of the assets of Overseas
Sub-Advisor:
Emerald Advisers, LLC (“Emerald”) is a wholly-owned subsidiary of Emerald Asset Management PA, LLC, which is 51% owned by a subsidiary of 1251 Capital Group, Inc., a financial services holding company.

Fund(s):	a portion of the assets of SmallCap Growth I
Sub-Advisor:	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), is organized as a Massachusetts limited liability company that is owned by active and retired partners.
Fund(s):	a portion of Diversified Income (opportunistic securitized investment sleeve)
54

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC is a limited liability company, the primary members of which are HWCap Holdings, LLC, a limited liability company whose members are current and former employees, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., a diversified holding company.

Fund(s):	a portion of the assets of SmallCap Value II
Sub-Advisor:
Los Angeles Capital Management LLC (“Los Angeles Capital”) is a California limited liability company. It is owned by key employees through its parent holding companies, LACM Holdings Inc. and LACM Equity LLC (collectively, the “Parent Company”). Thomas D. Stevens, Chairman, holds a controlling equity interest in the Parent Company.

Fund(s):	a portion of the assets of MidCap Value I
Sub-Advisor:
Nuveen Asset Management, LLC (“Nuveen Asset Management”) is an investment advisor registered with the SEC, whose sole managing member is Nuveen Fund Advisors, LLC. Nuveen Asset Management is an indirect subsidiary of Teachers Insurance and Annuity Association of America, which constitutes the ultimate principal owner of Nuveen Asset Management.

Fund(s):	a portion of the assets of Diversified Income
Sub-Advisor:
PineBridge Investments LLC (“PineBridge”) is a wholly-owned indirect subsidiary of MetLife, Inc. ("MetLife") and is part of MetLife Investment Management, the institutional asset management business of MetLife.

Fund(s):	a portion of the assets of Diversified Income
Sub-Advisor:
Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) (“Polen Credit”) is a private Massachusetts limited liability company that is wholly owned by Polen Capital Management, LLC. Polen Capital Management, LLC, which controls Polen Credit, is controlled by its Management Committee, which consists of Stan C. Moss, CEO; Daniel Davidowitz, Portfolio Manager and Analyst; and Damon Ficklin, Head of Team, Portfolio Manager, and Analyst. The Management Committee is controlled by Messrs. Moss and Davidowitz.

Fund(s):	a portion of the assets of Diversified Income
Sub-Advisor:
Post Advisory Group, LLC (“Post”) is 100% owned by Gateway Credit Advisory Holdings LLC (“Gateway Credit”). Gateway Credit’s equity ownership is 48% Gateway Post Holdings LLC (“Nexus Group Members”), 20% APS Post Blocker LLC (“APS”), and 32% Post Management Aggregator, LLC (“Post Management”).”

Fund(s):	a portion of the assets of Diversified Income
Sub-Advisor:	Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal - REI”) is an indirect subsidiary of Principal Financial Group, Inc.
Fund(s):	Global Real Estate Securities and Real Estate Securities
Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Financial Group, Inc.
Fund(s):	a portion of the assets of Diversified Income
Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.
Fund(s):	a portion of the assets of LargeCap Growth I
Sub-Advisor:	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) is a subsidiary of Natixis Investment Managers, LLC.
Fund(s):	a portion of the assets of SmallCap Value II
Sub-Advisor:	Victory Capital Management Inc. (“Victory Capital”) is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation.
Fund(s):	a portion of the assets of MidCap Value I
Sub-Advisor:	Westwood Management Corp. (“Westwood”), a New York corporation, is a wholly-owned subsidiary of Westwood Holdings Group, Inc., a publicly held company traded on the New York Stock Exchange.
Fund(s):	a portion of the assets of LargeCap Value III
55

Codes of Ethics
The Registrant, PGI, PFD (as defined below), and each of the sub-advisors have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the sub-advisors each have also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Registrant prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. Certain sub-advisors have adopted Codes that do not permit personnel subject to such Code to invest in securities that may be purchased or held by a Fund. However, other sub-advisors’ Codes do permit, subject to conditions, personnel subject to the Code to invest in securities that may be purchased or held by a Fund. The Registrant’s Board reviews reports at least annually regarding the operation of the Code of Ethics of the Registrant, PGI, PFD, and each sub-advisor. A copy of the Registrant’s Code will be provided upon request, which may be made by contacting the Registrant.
Management Agreement
Under the terms of the Management Agreement with the Registrant, PGI, the investment advisor, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates, for providing investment advisory services and specified other services. The management fee schedule for each Fund is as follows (expressed as a percentage of average net assets).

Fund	All Assets	Fund	All Assets
Government Money Market	0.15%	Principal LifeTime 2070	0.00%
International Bond	0.48%	Principal LifeTime Hybrid Income	0.00%
Principal LifeTime Strategic Income	0.00%	Principal LifeTime Hybrid 2015	0.00%
Principal LifeTime 2015	0.00%	Principal LifeTime Hybrid 2020	0.00%
Principal LifeTime 2020	0.00%	Principal LifeTime Hybrid 2025	0.00%
Principal LifeTime 2025	0.00%	Principal LifeTime Hybrid 2030	0.00%
Principal LifeTime 2030	0.00%	Principal LifeTime Hybrid 2035	0.00%
Principal LifeTime 2035	0.00%	Principal LifeTime Hybrid 2040	0.00%
Principal LifeTime 2040	0.00%	Principal LifeTime Hybrid 2045	0.00%
Principal LifeTime 2045	0.00%	Principal LifeTime Hybrid 2050	0.00%
Principal LifeTime 2050	0.00%	Principal LifeTime Hybrid 2055	0.00%
Principal LifeTime 2055	0.00%	Principal LifeTime Hybrid 2060	0.00%
Principal LifeTime 2060	0.00%	Principal LifeTime Hybrid 2065	0.00%
Principal LifeTime 2065	0.00%	Principal LifeTime Hybrid 2070	0.00%

Fund	First $500 million	Next $500 million	Over $1 billion
Principal Capital Appreciation	0.625%	0.50%	0.375%

Fund	First $500 million	Next $500 million	Next $500 million	Over $1.5 billion
California Municipal	0.40%	0.38%	0.36%	0.35%
Finisterre Emerging Markets Total Return Bond	0.75%	0.74%	0.73%	0.72%
Government & High Quality Bond	0.49%	0.47%	0.45%	0.44%
Tax-Exempt Bond	0.40%	0.38%	0.36%	0.35%
56

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Core Plus Bond	0.42%	0.40%	0.38%	0.37%	0.36%	0.35%
Diversified Income	0.69%	0.67%	0.65%	0.64%	0.63%	0.62%
Global Emerging Markets	0.99%	0.97%	0.95%	0.94%	0.93%	0.92%
Global Real Estate Securities	0.90%	0.88%	0.86%	0.85%	0.84%	0.83%
International Equity	0.65%	0.63%	0.61%	0.60%	0.59%	0.58%
LargeCap Value III	0.73%	0.71%	0.69%	0.67%	0.66%	0.65%
MidCap Value I	0.68%	0.66%	0.64%	0.63%	0.62%	0.61%
Money Market	0.40%	0.39%	0.38%	0.37%	0.36%	0.35%
Overseas	0.90%	0.88%	0.86%	0.85%	0.84%	0.83%
Short-Term Income	0.38%	0.36%	0.35%	0.33%	0.32%	0.31%
SmallCap	0.75%	0.73%	0.71%	0.70%	0.69%	0.68%
SmallCap Growth I	0.88%	0.86%	0.84%	0.83%	0.82%	0.81%
SmallCap Value II	0.89%	0.87%	0.85%	0.84%	0.83%	0.82%

Fund	First $3 billion	Next $3 billion	Over $6 billion
High Yield	0.51%	0.49%	0.47%
Inflation Protection	0.10%	0.09%	0.08%
LargeCap S&P 500 Index	0.11%	0.09%	0.05%
MidCap S&P 400 Index	0.15%	0.12%	0.10%
SmallCap S&P 600 Index	0.15%	0.12%	0.10%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $2 billion	Next $2 billion	Next $3 billion	Over $10 billion
Real Estate Securities	0.85%	0.83%	0.81%	0.80%	0.79%	0.78%	0.77%	0.76%	0.75%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $7 billion	Over $10 billion
Core Fixed Income	0.39%	0.37%	0.35%	0.34%	0.33%	0.32%	0.31%
Diversified International	0.80%	0.78%	0.76%	0.75%	0.73%	0.70%	0.69%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9 billion	Over $12 billion
LargeCap Growth I	0.66%	0.64%	0.62%	0.61%	0.60%	0.59%	0.58%

Fund	First $250 million	Next $250 million	Next $6.5 billion	Next $3 billion	Next $2 billion	Next $3 billion	Over $15 billion
Equity Income	0.60%	0.55%	0.50%	0.49%	0.48%	0.46%	0.44%

Portfolio	First $3 billion	Next $4 billion	Next $4 billion	Next $4 billion	Over $15 billion
SAM Balanced*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Conservative Balanced*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Conservative Growth*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Flexible Income*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Strategic Growth*	0.35%	0.30%	0.25%	0.20%	0.18%
*Breakpoints are based on aggregate SAM Portfolio net assets.

Fund	First $1.5 billion	Next $500 million	Next $1 billion	Next $9.5 billion	Next $2.5 billion	Next $3 billion	Next $4 billion	Next $3 billion	Next $5 billion	Next $5 billion	Over $35 billion
MidCap	0.63%	0.60%	0.59%	0.58%	0.57%	0.56%	0.55%	0.53%	0.51%	0.50%	0.49%
57

Fund Operating Expenses
Each Fund pays all of its operating expenses. Under the terms of the Management Agreement, PGI is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of each Fund with the SEC; compensation of personnel, officers, and Board Members who are affiliated with PGI; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Funds. Accounting services customarily required by investment companies are provided to each Fund by PGI, under the terms of the Management Agreement.
Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit Fund expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. Subject to applicable expense limits, the Funds may reimburse PGI for expenses incurred during the current fiscal year.
The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	J	Inst.	R-3	R-5	Expiration
California Municipal	N/A	N/A	0.46%	N/A	N/A	2/28/2027
Core Fixed Income	N/A	N/A	0.43%	N/A	N/A	2/28/2027
Core Plus Bond	0.80%	N/A	0.48%	N/A	N/A	2/28/2027
Diversified Income	N/A	N/A	0.68%	N/A	N/A	2/28/2027
Diversified International	N/A	N/A	0.85%	N/A	N/A	2/28/2027
Equity Income	N/A	N/A	0.52%	N/A	N/A	2/28/2027
Finisterre Emerging Markets Total Return Bond	N/A	N/A	0.85%	N/A	N/A	2/28/2027
Global Emerging Markets	1.45%	1.30%	1.10%	N/A	N/A	2/28/2027
Global Real Estate Securities	N/A	N/A	0.94%	N/A	N/A	2/28/2027
Government & High Quality Bond	N/A	N/A	0.53%	0.98%	0.67%	2/28/2027
Government Money Market	N/A	N/A	0.20%	N/A	N/A	2/28/2027
High Yield	N/A	N/A	0.60%	N/A	N/A	2/28/2027
International Equity	N/A	N/A	0.79%	N/A	N/A	2/28/2027
MidCap Value I	N/A	N/A	0.69%	N/A	N/A	2/28/2027
Money Market	0.50%	N/A	N/A	N/A	N/A	2/28/2027
Overseas	N/A	N/A	0.91%	N/A	N/A	2/28/2027
Principal LifeTime Strategic Income	0.38%	N/A	0.00%	N/A	N/A	2/28/2027
Principal LifeTime 2050	0.38%	N/A	N/A	N/A	N/A	2/28/2027
Principal LifeTime 2060	N/A	0.38%	N/A	N/A	N/A	2/28/2027
Principal LifeTime 2070	N/A	0.30%	0.05%	0.62%	0.31%	2/28/2027
Principal LifeTime Hybrid Income	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2015	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2020	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2025	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2030	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2035	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2040	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2045	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2050	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2055	N/A	N/A	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2060	N/A	0.30%	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2065	N/A	0.30%	0.05%	N/A	N/A	2/28/2027
Principal LifeTime Hybrid 2070	N/A	0.30%	0.05%	N/A	N/A	2/28/2027
Real Estate Securities	N/A	N/A	0.86%	N/A	N/A	2/28/2027
SmallCap	N/A	N/A	0.85%	N/A	N/A	2/28/2027
SmallCap S&P 600 Index	N/A	N/A	0.21%	N/A	N/A	2/28/2027
SmallCap Value II	N/A	N/A	0.93%	N/A	N/A	2/28/2027
58

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	J	Inst.	R-3	R-5	Expiration
Tax-Exempt Bond	N/A	N/A	0.45%	N/A	N/A	2/28/2027
Contractual Limits on Other Expenses
PGI has contractually agreed to limit the expenses identified as “Other Expenses” related to certain share classes of certain of the Funds by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) at or below certain limits.
The other expenses limits and the agreement terms are as follows:

Contractual Limits on Other Expenses
Fund	R-6	Expiration
Diversified Income	0.02%	2/28/2027
Diversified International	0.04%	2/28/2027
Government Money Market	0.00%	2/28/2027
International Bond	0.04%	2/28/2027
Principal LifeTime Hybrid Income	0.02%	2/28/2027
Principal LifeTime Hybrid 2015	0.02%	2/28/2027
Principal LifeTime Hybrid 2020	0.02%	2/28/2027
Principal LifeTime Hybrid 2025	0.02%	2/28/2027
Principal LifeTime Hybrid 2045	0.02%	2/28/2027
Principal LifeTime Hybrid 2050	0.02%	2/28/2027
Principal LifeTime Hybrid 2055	0.02%	2/28/2027
Principal LifeTime Hybrid 2060	0.02%	2/28/2027
Principal LifeTime Hybrid 2065	0.02%	2/28/2027
Principal LifeTime Hybrid 2070	0.02%	2/28/2027
SmallCap Growth I	0.01%	2/28/2027
SmallCap Value II	0.02%	2/28/2027
Contractual Management Fee Waivers
PGI has contractually agreed to waive a portion of certain Fund’s management fees. The fee waiver will reduce the Fund’s management fees by the amounts listed below:

Contractual Management Fee Waivers
Fund	Waiver	Expiration
LargeCap Growth I	0.016%	2/28/2027
LargeCap Value III	0.020%	2/28/2027
MidCap Value I	0.020%	2/28/2027
Overseas	0.020%	2/28/2027
SmallCap Growth I	0.020%	2/28/2027
SmallCap Value II	0.020%	2/28/2027
PGI has also contractually agreed to reduce the Government Money Market Fund’s management fee, through the period ended February 28, 2027, in an amount equal to all Acquired Fund Fees and Expenses. In addition, PGI has contractually agreed to reduce the LargeCap Value Fund III’s management fee, through the period ended February 28, 2027, in an amount equal to the Fund’s Acquired Fund Fees and Expenses represented by the Fund’s investment in a particular unaffiliated exchange‑traded fund that pursues a pure value investment strategy.
Voluntary Expense Limit
PGI has voluntarily agreed to limit the Government Money Market and Money Market Funds’ expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.
59

Management Fees Paid
Management fees paid for investment management services (before any waivers/reimbursements from PGI) during the periods indicated were as follows:

Management Fees Paid for Periods Ended October 31 (amounts in thousands)
Fund	2025	2024	2023
California Municipal	$2,463	$2,416	$2,290
Core Fixed Income	34,764	35,635	37,053
Core Plus Bond	2,224	2,448	3,047
Diversified Income	16,244	17,604	19,900
Diversified International	21,341	40,406	34,977
Equity Income	43,771	44,128	45,385
Finisterre Emerging Markets Total Return Bond	5,049	4,127	3,290
Global Emerging Markets	28,148	4,058	2,253
Global Real Estate Securities	14,785	16,380	18,639
Government & High Quality Bond	3,093	3,247	3,177
Government Money Market	5,984	4,755	4,936
High Yield	31,071	14,568	11,665
Inflation Protection	8,337	6,496	5,925
International Bond(1)	—	—	—
International Equity	25,707	1,879 (2)	1,987
LargeCap Growth I	55,792	63,220	62,188
LargeCap S&P 500 Index	7,592	7,300	8,429
LargeCap Value III	24,740	25,161	20,849
MidCap	171,268	136,570	110,525
MidCap S&P 400 Index	1,866	2,086	1,952
MidCap Value I	16,184	22,904	23,972
Money Market	4,264	4,018	3,809
Overseas	10,571	18,900	19,919
Principal Capital Appreciation	20,138	18,150	14,430
Principal LifeTime Strategic Income	—	—	—
Principal LifeTime 2015	—	—	—
Principal LifeTime 2020	—	—	—
Principal LifeTime 2025	—	—	—
Principal LifeTime 2030	—	—	—
Principal LifeTime 2035	—	—	—
Principal LifeTime 2040	—	—	—
Principal LifeTime 2045	—	—	—
Principal LifeTime 2050	—	—	—
Principal LifeTime 2055	—	—	—
Principal LifeTime 2060	—	—	—
Principal LifeTime 2065	—	—	—
Principal LifeTime 2070	—	—	— (3)
Principal LifeTime Hybrid Income	—	—	—
Principal LifeTime Hybrid 2015	—	—	—
Principal LifeTime Hybrid 2020	—	—	—
Principal LifeTime Hybrid 2025	—	—	—
Principal LifeTime Hybrid 2030	—	—	—
Principal LifeTime Hybrid 2035	—	—	—
Principal LifeTime Hybrid 2040	—	—	—
Principal LifeTime Hybrid 2045	—	—	—
Principal LifeTime Hybrid 2050	—	—	—
Principal LifeTime Hybrid 2055	—	—	—
Principal LifeTime Hybrid 2060	—	—	—
Principal LifeTime Hybrid 2065	—	—	—
Principal LifeTime Hybrid 2070	—	—	— (3)
Real Estate Securities	50,039	47,905	44,271
60

Management Fees Paid for Periods Ended October 31 (amounts in thousands)
Fund	2025	2024	2023
SAM Balanced	12,654	12,366	11,766
SAM Conservative Balanced	5,011	4,970	4,726
SAM Conservative Growth	8,895	8,552	7,970
SAM Flexible Income	6,197	6,555	6,864
SAM Strategic Growth	6,328	6,002	5,376
Short-Term Income	11,485	11,064	11,754
SmallCap	15,374	11,594	8,841
SmallCap Growth I	17,735	20,006	19,376
SmallCap S&P 600 Index	1,970	1,797	1,725
SmallCap Value II	9,870	12,923	11,005
Tax-Exempt Bond	2,062	2,221	2,315
(1)International Bond Fund had not yet commenced operations as of the date of this SAI.
(2)Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(3)Period from March 1, 2023, date operations commenced, through October 31, 2023.
Management Fees Waived
For the following Funds, PGI waived a portion of the management fee during the periods indicated as follows:

Management Fees Waived for Periods Ended October 31 (amounts in thousands)
Fund	2025	2024	2023
Core Plus Bond	$—	$—	$120
Diversified Income	—	—	418
Government Money Market	307	286	278
LargeCap Growth I	1,488	1,689	1,661
LargeCap Value III	1,383	2,209	1,781
MidCap Value I	501	720	755
Overseas	239	432	487
SmallCap Growth I	417	472	457
SmallCap Value II	222	277	235

61

Expenses Reimbursed
For the following Funds, PGI reimbursed certain expenses during the periods indicated as follows:

Expenses Reimbursed for Periods Ended October 31 (amounts in thousands)
Fund	2025	2024		2023
California Municipal	$112	$83		$99
Core Fixed Income	33	138		439
Core Plus Bond	348	344		504
Diversified Income	1,275	1,258		1,330
Diversified International	369	67		199
Equity Income	1,288	1,335		1,679
Finisterre Emerging Markets Total Return Bond	—	46		193
Global Emerging Markets	134	325		503
Global Real Estate Securities	637	714		912
Government & High Quality Bond	217	210		71
Government Money Market	451	242		224
High Yield	136	279		445
International Equity	—	132	(1)	132
LargeCap S&P 500 Index	—	—		11
MidCap Value I	467	469		534
Overseas	171	—		—
Principal LifeTime Strategic Income	79	51		16
Principal LifeTime 2040	—	—		25
Principal LifeTime 2050	—	12		79
Principal LifeTime 2060	—	—		9
Principal LifeTime 2070	32	49		66	(2)
Principal LifeTime Hybrid Income	40	41		40
Principal LifeTime Hybrid 2015	34	42		34
Principal LifeTime Hybrid 2020	21	31		27
Principal LifeTime Hybrid 2025	14	15		24
Principal LifeTime Hybrid 2030	7	14		18
Principal LifeTime Hybrid 2035	13	15		27
Principal LifeTime Hybrid 2040	10	14		27
Principal LifeTime Hybrid 2045	16	23		36
Principal LifeTime Hybrid 2050	18	29		38
Principal LifeTime Hybrid 2055	32	39		63
Principal LifeTime Hybrid 2060	76	75		99
Principal LifeTime Hybrid 2065	112	94		93
Principal LifeTime Hybrid 2070	79	80		93	(2)
Real Estate Securities	1,504	1,418		1,731
SmallCap	241	419		230
SmallCap Growth I	149	150		69
SmallCap S&P 600 Index	66	86		85
SmallCap Value II	374	225		190
Tax-Exempt Bond	204	204		201
(1)Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(2)Period from March 1, 2023, date operations commenced, through October 31, 2023.
62

Sub-Advisory Agreements for the Funds
PGI (and not the Funds) pays the sub-advisors fees determined pursuant to a sub-advisory agreement with each sub-advisor, including those sub-advisors that are at least 95% owned, directly or indirectly, by PGI or its affiliates (“Wholly-Owned Sub-Advisors”) and the sub-advisors for the Funds listed in the tables below. Fees paid to sub-advisors are individually negotiated between PGI and each sub-advisor and may vary.

Aggregate Fees Paid to Sub-Advisors (other than Wholly-Owned Sub-Advisors and Post) for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2025		2024		2023
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Diversified Income	$3,218	0.43%	$3,261	0.27%	$3,125	0.40%
Inflation Protection	1,381	0.06	1,081	0.06	972	0.06
LargeCap Growth I	17,692	0.23	20,416	0.22	20,002	0.22
LargeCap Value III	5,791	0.19	5,412	0.20	4,705	0.20
MidCap Value I	6,129	0.27	8,514	0.27	8,767	0.27
Overseas	3,900	0.36	6,611	0.34	6,523	0.34
SmallCap Growth I	8,531	0.43	9,472	0.43	9,077	0.42
SmallCap Value II	3,823	0.37	4,578	0.37	3,856	0.37

Fees Paid to Post for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2025		2024		2023
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Diversified Income (Post)	$1,444	0.30%	$1,273	0.28%	$1,198	0.29%
Principal Underwriter
The distributor and principal underwriter in the continuous offering of the Fund’s shares is Principal Funds Distributor, Inc. (“PFD” or the “Distributor”). PFD's address is 711 High Street, Des Moines, IA 50392. The table below shows the aggregate dollar amount of underwriting commissions and the amount retained by PFD for the last three fiscal years ended October 31:

Underwriting Fees for Periods Ended October 31 (amounts in thousands)
	2025		2024		2023
Fund/Portfolio	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD
California Municipal	$33	$24	$35	$11	$61	$18
Core Fixed Income	65	15	101	24	93	22
Core Plus Bond	25	9	34	10	45	13
Diversified Income	180	53	225	53	226	60
Diversified International	132	27	105	24	130	27
Equity Income	384	69	394	73	461	95
Finisterre Emerging Markets Total Return Bond	—	—	—	—	—	—
Global Emerging Markets	47	9	52	10	63	13
Global Real Estate Securities	16	3	24	3	22	5
Government & High Quality Bond	35	6	31	7	49	10
High Yield	144	37	103	24	103	29
Inflation Protection	1	1	2	2	4	4
International Bond(1)	—	—	—	—	—	—
International Equity	—	—	— (2)	—	—	—
LargeCap Growth I	236	52	225	56	230	44
LargeCap S&P 500 Index	726	224	586	183	466	140
LargeCap Value III	<1	<1	2	2	<1	<1
MidCap	662	113	711	121	537	93
63

Underwriting Fees for Periods Ended October 31 (amounts in thousands)
	2025		2024		2023
Fund/Portfolio	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD
MidCap S&P 400 Index	9	9	9	9	8	8
MidCap Value I	70	11	85	15	93	17
Money Market	183	183	170	170	225	225
Principal Capital Appreciation	510	83	580	93	403	70
Principal LifeTime Strategic Income	67	54	44	26	19	16
Principal LifeTime 2020	39	12	60	19	75	32
Principal LifeTime 2030	194	61	196	51	298	57
Principal LifeTime 2040	334	65	329	64	336	65
Principal LifeTime 2050	454	68	482	76	482	78
Principal LifeTime 2060	<1	<1	<1	<1	<1	<1
Principal LifeTime 2070	—	—	<1	<1	— (3)	— (3)
Principal LifeTime Hybrid Income	34	34	27	27	38	38
Principal LifeTime Hybrid 2015	172	172	105	105	57	57
Principal LifeTime Hybrid 2020	76	76	96	96	96	96
Principal LifeTime Hybrid 2025	256	256	285	285	207	207
Principal LifeTime Hybrid 2030	377	377	278	278	151	151
Principal LifeTime Hybrid 2035	190	190	127	127	99	99
Principal LifeTime Hybrid 2040	313	313	202	202	116	116
Principal LifeTime Hybrid 2045	111	111	111	111	68	68
Principal LifeTime Hybrid 2050	110	110	81	81	74	74
Principal LifeTime Hybrid 2055	84	84	71	71	33	33
Principal LifeTime Hybrid 2060	46	46	35	35	21	21
Principal LifeTime Hybrid 2065	20	20	10	10	7	7
Principal LifeTime Hybrid 2070	<1	<1	<1	<1	— (3)	— (3)
Real Estate Securities	66	12	106	22	135	28
SAM Balanced	1,419	463	1,521	499	1,628	512
SAM Conservative Balanced	568	232	585	307	693	301
SAM Conservative Growth	1,334	377	1,345	372	1,438	332
SAM Flexible Income	381	164	390	195	666	319
SAM Strategic Growth	1,284	300	1,253	303	1,206	247
Short-Term Income	327	71	291	81	323	100
SmallCap	146	25	168	31	190	37
SmallCap Growth I	1	1	2	2	2	2
SmallCap S&P 600 Index	6	6	8	8	7	7
SmallCap Value II	<1	<1	1	1	<1	<1
Tax-Exempt Bond	32	19	32	10	47	22
(1)International Bond Fund had not yet commenced operations as of the date of this SAI.
(2)Effective July 31, 2024, International Fund I changed its name to International Equity Fund.
(3)Period from March 1, 2023, date operations commenced, through October 31, 2023.
PFD does not charge fees on redemptions or repurchases of Fund shares. The amounts in the table above for Total Underwriting Commissions include any applicable contingent deferred sales charges and front-end sales charges.
Rule 12b-1 Fees / Distribution Plans and Agreements
In addition to the management and service fees, certain of the Funds’ share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (each, a “Plan” and, together, the “Plans”). The Board and initial shareholders of Classes A, C, J, and R-3 shares have approved and entered into a Plan. In adopting the Plans, the Board (including a majority of Independent Board Members) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets, as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.
64

The Plans provide that each Fund makes payments to the Fund’s Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers, and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:
•formulation and implementation of marketing and promotional activities;
•preparation, printing, and distribution of sales literature;
•preparation, printing, and distribution of prospectuses and the Fund reports to other-than-existing shareholders;
•obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•providing training, marketing, and support with respect to the sale of shares.
Each Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized Rule 12b-1 Fee
A (1)(2)	0.25% (3)
C (2)	1.00%
J (2)	0.15%
R-3	0.25%
(1)Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
(2)The Distributor also receives the proceeds of any CDSC imposed.
(3)The maximum annualized 12b-1 fee for Class A shares of the Government & High Quality Bond, LargeCap S&P 500 Index, and Short-Term Income Funds is 0.15%.
Effective December 31, 2015, the Distributor has contractually agreed to limit the distribution fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2026 and will reduce the Money Market Fund’s distribution fees by 0.15%. It is expected that the fee waiver will continue to the period disclosed; however, PFI and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
The Distributor may remit on a continuous basis all of these sums to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Classes A, C, J, or R-3 shares.
Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund’s Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses that it incurs.
For the fiscal year ended October 31, 2025, each Fund made the following 12b-1 payments to PFD, and PFD, from these 12b-1 payments, made the following payments to financial intermediaries that distribute and/or service the Fund’s shares. The “Retained by PFD” column reflects the difference between the amount paid by the Fund to PFD and the amount of that 12b-1 fee paid by PFD to financial intermediaries. That difference/remainder is then used by PFD to pay for other 12b-1-eligible expenses. For the fiscal year ended October 31, 2025, the 12b-1-eligible expenses for each Fund were greater than the amount of the Fund’s 12b-1 payments to PFD.

Fund/Portfolio	Paid by Fund to PFD (amounts in thousands)	Paid by PFD to Financial Intermediaries (amounts in thousands)	Retained by PFD (amounts in thousands)
California Municipal	$988	$904	$84
Core Fixed Income	654	644	10
Core Plus Bond	339	333	6
Diversified Income	3,345	3,288	57
Diversified International	847	830	17
65

Fund/Portfolio	Paid by Fund to PFD (amounts in thousands)	Paid by PFD to Financial Intermediaries (amounts in thousands)	Retained by PFD (amounts in thousands)
Equity Income	4,001	3,928	73
Finisterre Emerging Markets Total Return Bond	—	—	—
Global Emerging Markets	301	297	4
Global Real Estate Securities	129	125	4
Government & High Quality Bond	312	307	5
Government Money Market	—	—	—
High Yield	1,244	1,195	49
Inflation Protection	30	25	5
International Bond(1)	—	—	—
International Equity	6	6	—
LargeCap Growth I	2,173	2,090	83
LargeCap S&P 500 Index	3,697	3,563	134
LargeCap Value III	154	152	2
MidCap	6,320	6,259	61
MidCap S&P 400 Index	389	367	22
MidCap Value I	424	419	5
Money Market	—	—	—
Overseas	2	1	1
Principal Capital Appreciation	3,686	3,581	105
Principal LifeTime Strategic Income	494	488	6
Principal LifeTime 2015	37	36	1
Principal LifeTime 2020	1,341	1,341	—
Principal LifeTime 2025	230	221	9
Principal LifeTime 2030	2,357	2,340	17
Principal LifeTime 2035	251	247	4
Principal LifeTime 2040	1,951	1,935	16
Principal LifeTime 2045	206	203	3
Principal LifeTime 2050	1,003	991	12
Principal LifeTime 2055	140	139	1
Principal LifeTime 2060	121	119	2
Principal LifeTime 2065	26	26	—
Principal LifeTime 2070	4	3	1
Principal LifeTime Hybrid Income	180	180	—
Principal LifeTime Hybrid 2015	499	499	—
Principal LifeTime Hybrid 2020	530	530	—
Principal LifeTime Hybrid 2025	1,055	1,055	—
Principal LifeTime Hybrid 2030	1,064	1,064	—
Principal LifeTime Hybrid 2035	670	670	—
Principal LifeTime Hybrid 2040	798	798	—
Principal LifeTime Hybrid 2045	357	357	—
Principal LifeTime Hybrid 2050	295	$295	—
Principal LifeTime Hybrid 2055	193	193	—
Principal LifeTime Hybrid 2060	107	107	—
Principal LifeTime Hybrid 2065	42	42	—
Principal LifeTime Hybrid 2070	3	3	—
Real Estate Securities	878	851	27
SAM Balanced	8,906	8,750	156
SAM Conservative Balanced	3,190	3,159	31
SAM Conservative Growth	6,571	6,446	125
SAM Flexible Income	4,470	4,450	20
SAM Strategic Growth	4,788	4,665	123
Short-Term Income	803	748	55
SmallCap	948	915	33
66

Fund/Portfolio	Paid by Fund to PFD (amounts in thousands)	Paid by PFD to Financial Intermediaries (amounts in thousands)	Retained by PFD (amounts in thousands)
SmallCap Growth I	141	134	7
SmallCap S&P 600 Index	427	409	18
SmallCap Value II	43	42	1
Tax-Exempt Bond	714	696	18
(1)International Bond Fund had not yet commenced operations as of the date of this SAI.
Custodian
The custodian of the portfolio securities and cash assets of the Funds is The Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.
Service Agreement and Administrative Services Agreement
The Service Agreement (for Classes R-3 and R-5 Shares) provides for PGI to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
•responding to plan sponsor and plan member inquiries;
•providing information regarding plan sponsor and plan member investments; and
•providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).
As compensation for these services, Principal Funds will pay PGI service fees equal to 0.25% of the average daily net assets attributable to each of the R-3 and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as Principal Funds and PGI may agree).
The Administrative Services Agreement (for Classes R-3 and R-5 Shares) provides for PGI to provide services to beneficial owners of Fund shares. Such services include:
•receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•acting as shareholder of record and nominee for plans;
•maintaining account records for shareholders and/or other beneficial owners;
•providing notification to plan shareholders of transactions affecting their accounts;
•forwarding prospectuses, financial reports, tax information, and other communications from the Fund to beneficial owners;
•distributing, receiving, tabulating, and transmitting proxy ballots of plan shareholders; and
•other similar administrative services.
As compensation for these services, Principal Funds will pay PGI service fees equal to 0.07% of the average daily net assets of the R-3 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as Principal Funds and PGI may agree).
PGI will generally, at its discretion, appoint (and may at any time remove) other parties, including companies affiliated with PGI, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Services Agreement. However, the appointment of an agent shall not relieve PGI of any of its responsibilities or liabilities under those agreements. Any fees paid to agents under these agreements shall be the sole responsibility of PGI.
Transfer Agent
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (711 High Street, Des Moines, IA 50392), an affiliate of PGI, to act as transfer and shareholder servicing agent for the Classes A, C, J, Institutional, R-3, R-5, and R-6.
67

•For Classes A, C, and R-6, and Institutional Class shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services.
•For Class J shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.
The Registrant pays PSS for the following services for Classes A, C, J, and R-6, and Institutional Class shares:
•issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•preparation and distribution of dividend and capital gain payments to shareholders;
•delivery, redemption, and repurchase of shares, and remittances to shareholders;
•the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses, and tax information;
•communication with shareholders concerning the above items; and
•use of its best efforts to qualify the capital stock of the Funds for sale in states and jurisdictions as directed by the Funds.
The Registrant does not pay for these services for Classes R-3 and R-5 shares. PSS will pay operating expenses attributable to Classes R-3 and R-5 shares related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Funds for sale in states and jurisdictions.
Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent for the Funds. Information regarding securities lending during the Funds’ fiscal year ended October 31, 2025 is as follows:

Fund	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending
Core Fixed Income	$353,954	$6,643	$—	$—	$—	$287,498	$—	$294,141	$59,813
Core Plus Bond	191,859	3,651	—	—	—	155,325	—	158,976	32,883
Diversified Income	1,697,229	44,845	—	—	—	1,248,578	—	1,293,423	403,806
Diversified International	327,625	4,738	—	—	—	280,248	—	284,985	42,640
Equity Income	1,529,324	24,856	—	—	—	1,280,751	—	1,305,608	223,717
Finisterre Emerging Markets Total Return Bond	498,965	14,728	—	—	—	351,669	—	366,397	132,568
Global Emerging Markets	203,812	13,493	—	—	—	68,874	—	82,367	121,445
Global Real Estate Securities	3,453	151	—	—	—	1,947	—	2,098	1,355
Government & High Quality Bond	57	—	—	—	—	59	—	59	(1)
High Yield	3,536,534	110,090	—	—	—	2,435,556	—	2,545,646	990,888
Inflation Protection	7,762	51	—	—	—	7,252	—	7,302	459
International Equity	1,352,108	35,968	—	—	—	992,425	—	1,028,393	323,716
LargeCap Growth I	42,296	853	—	—	—	33,751	—	34,604	7,693
LargeCap S&P 500 Index	79,480	19,991	—	—	—	(120,437)	—	(100,446)	179,926
LargeCap Value III	214,828	22,210	—	—	—	(7,310)	—	14,901	199,928
MidCap	2,182,966	33,339	—	—	—	1,849,559	—	1,882,898	300,067
MidCap S&P 400 Index	145,141	2,387	—	—	—	121,266	—	123,652	21,489
MidCap Value I	84,184	4,617	—	—	—	37,984	—	42,601	41,584
Overseas	394,956	9,518	—	—	—	299,764	—	309,281	85,675
68

Fund	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending
Principal Capital Appreciation	16,688	167	—	—	—	15,017	—	15,184	1,504
Short-Term Income	232,495	2,609	—	—	—	206,398	—	209,007	23,489
SmallCap	324,848	30,140	—	—	—	23,442	—	53,582	271,266
SmallCap Growth I	1,475,153	110,886	—	—	—	365,875	—	476,761	998,392
SmallCap S&P 600 Index	233,093	6,902	—	—	—	164,041	—	170,944	62,150
SmallCap Value II	433,307	22,345	—	—	—	209,575	—	231,920	201,387
The services provided by The Bank of New York Mellon, as securities lending agent for the Funds, include: coordinating, with the Funds, the selection of securities to be loaned; negotiating loan terms; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating collateral movements; monitoring dividends; and transferring, recalling, and arranging the return of loaned securities to the Funds upon loan termination.
MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the “Multiple Class Plan”) pursuant to U.S. Securities and Exchange Commission (“SEC”) Rule 18f-3. The share classes each Fund offers are identified in the chart included under the heading “History of the Funds.” The share classes offered under the Multiple Class Plan include: Classes A, C, J, Institutional, R-3, R-5, and R-6.
Contingent Deferred Sales Charges (“CDSC”)
Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the Prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a CDSC, as described in the Prospectus.
Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the Prospectus.
Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the Prospectus.
Sales charge waivers and reductions may be available depending on whether shares are purchased directly from the Fund or through a financial intermediary, as described in the Prospectus and Appendix B to the Prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions.”
For Classes A, C, and J shares purchased from the Fund or through an intermediary not identified on Appendix B to the Prospectus, the CDSC is waived on shares:
•redeemed within 90 days after an account is re-registered due to a shareholder's death;
•redeemed to pay surrender fees;
•redeemed to pay retirement plan fees;
•redeemed involuntarily from accounts with small balances;
•redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased prior to the disability;
•redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;
•redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;
•redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
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•redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)
For Class J shares purchased from the Fund or through an intermediary not identified on Appendix B to the Prospectus, the CDSC also is waived on shares:
•redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or
•of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc. (PSI).
Institutional Class and Classes R-3, R-5, and R-6 shares are available without any front-end sales charge or CDSC. Classes R-3 and R-5 shares are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. Classes R-3 and R-5 shares are subject to asset-based charges (described above). Class R-6 shares are generally available through the defined contribution investment only channel.
INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries.
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
In addition to payments pursuant to 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and/or shareholder services. In some situations, the Funds will reimburse PGI or its affiliates for making such payments; in others, the Funds make such payments directly to intermediaries.
For Classes R-3 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Services Fees that are disclosed in the Prospectus as Other Expenses. Such compensation is generally based on the average asset value of Fund shares for the relevant share class held by clients of the intermediary.
In addition, PGI or its affiliates pay, without reimbursement from the Funds, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Funds or provide services to Fund shareholders. In addition, PGI or its affiliates pay, without reimbursement from the Funds, compensation from their own resources to certain large plan sponsors to help cover the cost of providing educational materials to plan participants.
The amounts paid to intermediaries vary by share class and by Fund.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Services Fees pertaining to such plans.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the Funds, may be paid additional amounts. In addition, some financial intermediaries or their affiliates receive compensation from PGI or its affiliates for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary’s Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor’s goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by Fund and by share class.
Additionally, in some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training, and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions (“ticket”) charges and general marketing expenses. Other compensation
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may be paid to the extent not prohibited by applicable laws, regulations, or the rules of any self-regulatory agency, such as FINRA.
The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend a Fund over another investment, or to recommend one share class of a Fund over another share class. Ask your Financial Professional or visit your intermediary’s website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in the Prospectus. Ask your Financial Professional about any fees and commissions they charge.
Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund’s sub-advisors when selecting brokers to effect portfolio transactions.
As of December 1, 2025, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees, and expense reimbursement) include, but are not necessarily limited to, the following:

ADP Broker Dealer, Inc	J.P. Morgan Chase (HSA Business)	Putnam Investors Services
AIG SunAmerica	J.P. Morgan Securities, LLC	Raymond James & Associates, Inc.
Alight Financial Solutions LLC	Janney Montgomery Scott	Raymond James Financial Services, Inc
American Century Investments	John Hancock Life Insurance Company	RBC Capital Markets, Llc
American United Life Insurance Co.	of New York	Reliance Trust Company
Ameriprise Financial Services, LLC	John Hancock Life Insurance Company USA	Robert W. Baird & Co. Incorporated
Ameritas Investment Company, Llc	John Hancock Trust Co.	Sami Brokerage LLC
Ascensus	Kestra Investment Services, LLC	Sammons Institutional Group
B3 Wealth Strategies	Krilogy	Sanctuary Securities, Inc
Benefit Plan Administrators	Lincoln Retirement Services Company	Soltis Investment Advisors Llc
Benefit Trust Company	LPL Enterprise, LLC	Standard Insurance Company
BNY Mellon NA	LPL Financial LLC	Stifel Nicolaus & Company, Inc.
Broadridge Business Process Outsourcing, LLC	Merrill Lynch Pierce Fenner & Smith Incorporated	T. Rowe Price Retirement Plan Services
Cape Securities Inc.	MidAtlantic Capital Corporation	Thrivent Financial for Lutherans
Cetera Wealth Services, LLC	Midland National Life Insurance Company	TIAA-CREF
Charles Schwab & Co., Inc.	Minnesota Life Insurance Company	Towerpoint Wealth, LLC
Citigroup Global Markets Inc.	Morgan Stanley	Troxell Financial
Columbia Management Investment	National Financial Services	U.S. Bancorp Advisors, LLC
Advisers, LLC	Nationwide Investment Services Corp	U.S. Bancorp Investments, Inc
Commonwealth Financial Network	New York Life	UBS Financial Services Inc
Creative Planning	Newport Group, The	USI Advisors
Cyndeo Wealth Partners	Next Financial Group, Inc.	USI Securities Inc
Edward Jones	Next Level Private LLC	VALIC Retirement Services Company
Empower Annuity Insurance Company	Northwestern Mutual Investment Services, Llc	Vanguard Brokerage Services
of America	Oppenheimer & Co.	Vanguard Group, The
Empower Financial Services Inc	Osaic Wealth, Inc	Voya Institutional Plan Services, LLC
Equitable Financial Life Insurance Company	Pershing LLC	Voya Institutional Trust Co.
Fidelity Investment Institutional Operations Co.	Plan Administrators, Inc.	Wave Wealth Management LLC
Fortem Financial Group LLC	Prime Capital Financial	Wealth Enhancement Brokerage Services
Future Capital Management Inc	Principal Bank	Wells Fargo Advisors Financial Network LLC
Genesis Employee Benefits	Principal Life Insurance Company	Wells Fargo Advisors LLC
Global Retirement Partners LLC	Principal Securities, Inc.	Wells Fargo Clearing Services LLC
Goldman Sachs & Co. LLC	Private Client Services LLC	Wells Fargo Community Bank Advisors
Hightower Advisors, Llc	Purshe Kaplan Sterling Investments, Inc.
The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since the date noted above are not reflected. To obtain a current list, call 1-800-222-5852.
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BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI or by the Fund’s sub-advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund’s sub-advisor is to obtain the best overall terms. In pursuing this objective, PGI or the sub-advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a sub-advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the sub-advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the sub-advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent each of the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or a sub-advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or a sub-advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or a sub-advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors, and trends; portfolio strategy; performance of client accounts; and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or a sub-advisor’s overall responsibilities to the accounts under its management. PGI or a sub-advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a sub-advisor may use it in servicing some or all of the accounts it manages.
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PGI and the sub-advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2025 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
Diversified Income	$204,685,890	$109,763
Diversified International	1,098,433,462	628,979
Equity Income	3,088,826,129	895,172
Global Emerging Markets	2,149,846,139	1,283,885
Global Real Estate Securities	590,987,965	350,812
International Equity	3,213,148,243	1,765,667
LargeCap Growth I	4,172,880,004	592,180
LargeCap S&P 500 Index	697,224,865	116,792
LargeCap Value III	4,114,985,866	968,534
MidCap	9,775,868,226	2,389,301
MidCap S&P 400 Index	188,370,484	78,772
MidCap Value I	4,008,399,481	1,211,743
Overseas	807,515,814	710,108
Principal Capital Appreciation	4,462,718,450	1,010,953
Real Estate Securities	1,825,827,378	1,032,253
SmallCap	1,134,235,293	700,958
SmallCap Growth I	1,277,913,033	828,450
SmallCap S&P 600 Index	418,227,253	267,797
SmallCap Value II	768,078,462	2,819,556
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a sub‑advisor, or PGI, participates. These procedures prohibit a Fund from directly or indirectly benefiting a sub‑advisor affiliate or PGI affiliate in connection with such underwritings. In addition, for underwritings where a sub-advisor affiliate or PGI participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings. The sub-advisor shall determine the amounts and proportions of orders allocated to the sub-advisor or affiliate. The Board will receive quarterly reports on these transactions.
The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated investment company or between a Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC Rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; must be consistent with the investment objective, investment strategy, and risk profile of the Fund; and no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board will receive quarterly reports on these transactions.
The Board has also approved procedures that permit a Fund’s sub-advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board will receive quarterly reports on these transactions.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with a Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.
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The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid for Periods Ended October 31
Fund/Portfolio	2025	2024	2023
California Municipal	$—	$—	$772
Core Fixed Income	—	—	1,702
Core Plus Bond	10,718	—	88
Diversified Income	196,323	210,787	153,698
Diversified International	1,775,700	4,516,568	3,538,818
Equity Income	1,437,686	1,483,285	1,644,750
Global Emerging Markets	4,261,175	2,043,339	167,018
Global Real Estate Securities	837,602	1,095,112	1,206,464
High Yield	252,451	35,050	—
Inflation Protection	43,279	49,563	49,403
International Equity	5,310,536	425,707	150,543
LargeCap Growth I	1,385,386	1,591,302	1,152,400
LargeCap S&P 500 Index	180,841	75,367	117,105
LargeCap Value III	1,184,132	919,894	847,153
MidCap	4,074,670	3,097,643	2,248,485
MidCap S&P 400 Index	126,785	159,485	49,991
MidCap Value I	1,455,014	1,492,869	1,225,482
Overseas	1,163,074	1,819,972	2,178,421
Principal Capital Appreciation	1,719,126	1,077,596	1,224,424
Real Estate Securities	1,851,387	2,110,033	1,268,659
SAM Balanced	1,371,646	30,860	46,400
SAM Conservative Balanced	378,019	9,720	14,280
SAM Conservative Growth	1,112,546	17,380	28,720
SAM Flexible Income	467,126	15,050	22,740
SAM Strategic Growth	1,049,025	12,000	22,620
SmallCap	1,295,602	1,739,559	594,044
SmallCap Growth I	1,629,370	2,032,254	1,484,968
SmallCap S&P 600 Index	441,715	154,187	148,439
SmallCap Value II	1,362,355	1,838,368	1,308,934
Tax-Exempt Bond	100	—	—
Primary reasons for changes in brokerage commissions for those Funds with relatively greater variations for the three years were changes in commission rates; changes in Fund size; changes in market conditions; changes in money managers of certain Funds; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.
Brokerage commissions from the portfolio transactions effected for the Funds were paid to brokers affiliated with PGI or such Fund’s sub-advisors for the fiscal years ended October 31 as follows:

Fund	Affiliated Advisor/Sub-Advisor	Affiliated Broker Receiving Commissions	2025 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Spectrum Asset Management, Inc.	SAMI Brokerage LLC*	6,056	3.08%	1.63%
Total			$6,056	3.08%	1.63%
*SAMI Brokerage LLC is a member of the Principal Financial Group.
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Fund	Affiliated Advisor/Sub-Advisor	Affiliated Broker Receiving Commissions	2024 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Spectrum Asset Management, Inc.	SAMI Brokerage LLC*	4,217	2.00%	1.27%
Total			$4,217	2.00%	1.27%
*SAMI Brokerage LLC is a member of the Principal Financial Group.

Fund	Affiliated Advisor/Sub-Advisor	Affiliated Broker Receiving Commissions	2023 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Spectrum Asset Management, Inc.	SAMI Brokerage LLC*	14,022	9.12%	1.48%
Total			$14,022	9.12%	1.48%
*SAMI Brokerage LLC is a member of the Principal Financial Group.
Material differences, if any, between the percentage of a Fund’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e., execution services only or additional research services), and the quality of a broker’s execution.
The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended October 31, 2025.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Core Fixed Income Fund	Bank of America	$94,349
	Bank of New York Mellon Corp/The	78,848
	Citigroup Inc	91,692
	Goldman Sachs Group Inc/The	100,593
	Jefferies Group LLC	64,506
	JPMorgan Chase & Co	104,626
	Morgan Stanley	107,259
Core Plus Bond Fund	Bank of America	1,966
	Barclays PLC	781
	Citigroup Inc	1,703
	Goldman Sachs Group Inc/The	4,416
	HSBC Holdings PLC	2,033
	JPMorgan Chase & Co	3,686
	Morgan Stanley	8,672
	Royal Bank of Canada	998
	UBS Group AG	1,434
Diversified Income Fund	Bank of America	22,136
	Bank of Montreal	2,250
	Bank of New York Mellon Corp/The	6,827
	Barclays PLC	6,076
	BNP Paribas SA	8,520
	Citigroup Inc	14,946
	Goldman Sachs Group Inc/The	12,961
	HSBC Holdings PLC	5,081
	Jefferies Group LLC	88
	JPMorgan Chase & Co	19,547
	Morgan Stanley	12,305
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Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
	Royal Bank of Canada	9,870
	Stifel Financial Corp	41
	UBS Group AG	5,749
Equity Income Fund	Bank of America	238,728
	Citigroup Inc	106,384
	JPMorgan Chase & Co	293,460
	Morgan Stanley	294,908
High Yield Fund	Barclays PLC	61,551
	JPMorgan Chase & Co	36,710
	UBS Group AG	76,425
LargeCap Growth Fund I	Bank of America	694
	Bank of New York Mellon Corp/The	144
	Citigroup Inc	799
	Goldman Sachs Group Inc/The	299
	Jefferies Group LLC	55
LargeCap S&P 500 Index Fund	Bank of America	65,567
	Bank of New York Mellon Corp/The	13,702
	Citigroup Inc	33,547
	Goldman Sachs Group Inc/The	43,016
	JPMorgan Chase & Co	154,004
	Morgan Stanley	35,817
LargeCap Value Fund III	Bank of America	65,432
	Bank of New York Mellon Corp/The	1,276
	Citigroup Inc	2,736
	Goldman Sachs Group Inc/The	4,049
	Jefferies Group LLC	117
	JPMorgan Chase & Co	27,214
	Morgan Stanley	3,408
	Stifel Financial Corp	208
	Virtu Financial Inc	45
MidCap S&P 400 Index Fund	Jefferies Group LLC	3,282
	Stifel Financial Corp	4,555
MidCap Value Fund I	Bank of New York Mellon Corp/The	1,390
	Jefferies Group LLC	118
	Stifel Financial Corp	3,317
	Virtu Financial Inc	7,037
Money Market Fund	Barclays PLC	26,133
	HSBC Holdings PLC	16,800
	JPMorgan Chase & Co	5,989
Overseas Fund	Barclays PLC	26,690
	BNP Paribas SA	28,814
	HSBC Holdings PLC	4,696
Principal Capital Appreciation Fund	JPMorgan Chase & Co	160,649
	Morgan Stanley	36,500
Short-Term Income Fund	Bank of America	19,273
	Bank of Montreal	16,632
	Bank of New York Mellon Corp/The	15,102
	Barclays PLC	7,159
	BNP Paribas SA	18,850
	Citigroup Inc	45,283
	Goldman Sachs Group Inc/The	68,097
	JPMorgan Chase & Co	69,318
	Morgan Stanley	73,740
	Royal Bank of Canada	26,046
	UBS Group AG	14,895
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Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
SmallCap Fund	Stifel Financial Corp	27,049
SmallCap Growth Fund I	Stifel Financial Corp	9,766
SmallCap S&P 600 Index Fund	Virtu Financial Inc	2,244
Allocation of Trades
By the Manager (PGI). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI’s trading policies and procedures, including, but not limited to, trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment advisor for a variety of individual accounts, ERISA accounts, registered investment companies, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI’s role as investment advisor to each of the Funds and discretionary advisor to funds of funds and some underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisors (“Multi-Managed Funds”). These services include determining the portion of a Multi-Managed Fund’s portfolio to be allocated to an advisor. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Funds, for the following reasons:
•PGI serves as the investment advisor to the underlying funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment advisor may serve as sub-advisor to the funds in which a fund of funds may invest. This raises a potential conflict because PGI’s or an affiliated company’s profit margin may vary depending upon the underlying fund in which the funds of funds invest.
•PGI or an affiliated person may serve as investment advisor to a portion of a Multi-Managed Fund. In addition, PGI might recommend that an affiliated person serve as sub-advisor to a portion of a Multi-Managed Fund. This raises a potential conflict because PGI’s or an affiliated investment advisor’s profit margin may vary depending on the extent to which a Multi-Managed Fund’s assets are managed by PGI or allocated to an affiliated advisor.
•A sub-advisor may determine that the asset class PFI has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PFI may place with the sub-advisor for management. When a sub-advisor for two or more PFI Funds imposes such a limit, PGI and/or the sub-advisor may need to determine which Fund will be required to limit its investment in the asset class and the degree to which the Fund will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.
PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:
•PGI implements a process for selecting underlying funds that emphasizes the selection of funds within the Principal Funds Complex that are determined to be consistent with the fund of fund’s objective and principal
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investment strategies. However, PGI will select an unaffiliated underlying fund managed by an unaffiliated sub-advisor when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated sub-advisors that are determined to be qualified under PGI’s due diligence process. However, PGI will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI provides ongoing oversight of the Funds’ investments to monitor adherence to their investment program.
By the Sub-Advisors. The portfolio managers of each sub-advisor manage a number of accounts other than the Funds’ portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest, including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes, and, in some cases, review by independent third parties.
Investments the sub-advisor deems appropriate for a Fund’s portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund’s portfolio and other accounts. In such circumstances, the sub-advisor may determine that orders for the purchase or sale of the same security for the Fund’s portfolio and one or more other accounts should be combined. In this event, the transactions will be priced and allocated in a manner deemed by the sub-advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds’ behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price, and other share classes of the Funds are purchased at the net asset value (“NAV”) per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day’s price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in “Pricing of Fund Shares.”
All income dividends and capital gains distributions, if any, on a Fund’s Institutional Class and Classes R-3, R-5, and R-6 shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund’s Classes A, C, and J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.
The Fund, at its discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind).
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Finisterre Emerging Markets Total Return Bond Fund
For retail investors (i.e. non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on April 13, 2026, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on June 12, 2026, the Finisterre Emerging Markets Total Return Bond Fund will no longer be available for purchases from new investors except in limited circumstances.
•Shareholders, including those in omnibus accounts, who own shares of the Finisterre Emerging Markets Total Return Bond Fund as of April 13, 2026 (for retail investors, i.e., non-employer sponsored retirement plan investors) or June 12, 2026 (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (“RIA”) and bank trust firms that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) in a fee-based, wrap, or advisory account, may add new clients, or purchase shares in the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Private banks that have an investment allocation to the Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may add new clients to the Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund will not be available to private bank or private bank platforms not already investing in the Emerging Market Debt Total Return Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Finisterre Emerging Markets Total Return Bond Fund may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund. New participants in these plans may elect to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund.
•Retirement plans that, as of April 13, 2026, have the Finisterre Emerging Markets Total Return Bond Fund in their plan lineup may continue to offer the Finisterre Emerging Markets Total Return Bond Fund. Retirement plans in transition as of April 13, 2026 will have until June 12, 2026 to fund any new accounts in the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who open a new IRA transfer or rollover account by the close of business on April 13, 2026 will have until June 12, 2026 to fund these accounts.
•Shareholders within brokerage accounts may continue to purchase shares of the Finisterre Emerging Markets Total Return Bond Fund; however, new brokerage accounts will not be permitted to begin investing in the Finisterre Emerging Markets Total Return Bond Fund after April 13, 2026.
•529 plans that include the Finisterre Emerging Markets Total Return Bond Fund within their investment options may continue to purchase shares and exchange into the Finisterre Emerging Markets Total Return Bond Fund.
•Investors who have a direct investment in an Emerging Market Debt Total Return Strategy (i.e., investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) may, subject to the approval of the Distributor, purchase shares in the Finisterre Emerging Markets Total Return Bond Fund.
At the sole discretion of the Distributor, the Finisterre Emerging Markets Total Return Bond Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
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MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the NYSE on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the NYSE on August 15, 2013, the MidCap Fund (the “Fund”) is no longer available for purchases from new investors except in limited circumstances, such as the following:
•Shareholders, including those in omnibus accounts, who own shares of the Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013 (for employer-sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e., investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts, or insurance separate accounts) in a fee-based, wrap, or advisory account, may continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the Fund. The Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Fund may continue to purchase shares and exchange into the Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Fund. New participants in these plans may elect to purchase shares of the Fund.
•Shareholders within brokerage accounts may continue to purchase shares of the Fund; however, new brokerage accounts will not be permitted to begin investing in the Fund after June 14, 2013.
•529 plans that include the Fund within their investment options may continue to purchase shares and exchange into the Fund.
•Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the Fund.
•Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Money Market Fund
Effective as of the close of the NYSE January 18, 2018, Class C and Institutional Class Shares of the Fund are no longer available for purchases or for exchanges from other series of the Principal Funds, Inc.
Abandoned or Orphaned Accounts
In order to invest in shares of Principal Funds, a shareholder’s account must have a registered broker-dealer on file with us when the account is established. If an active account does not have a registered broker-dealer on file, we consider the account to be an “abandoned or orphaned account”. If we determine in our discretion that an account is abandoned or orphaned, we will take the following actions:
•Notify the shareholder in writing as to the account’s status and request that the account(s) be moved to another registered broker-dealer;
•Remove the broker/dealer from the account.  If the shareholder does not request another registered broker/dealer to be added to the account, Principal Shareholder Services, Inc. (“PSS”), the Funds’ Transfer Agent, will hold the accounts until another registered broker/dealer is added to the account.  PSS is not a broker-dealer and does not offer investment advice; and
•No initial sales charge will apply to purchases of Fund shares while PSS is holding the account.
Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder
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might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in “Pricing of Fund Shares.”
The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Certain designated organizations are authorized to receive sell orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.
Exchanges Between Classes of Shares
Through your financial intermediary, in certain limited circumstances, you may become eligible to exchange shares of a Fund you own for shares of a different class of the same Fund, if you become eligible to purchase shares of such different class of the same Fund through your account with your financial intermediary. The following shows the permitted exchanges, subject to the conditions described herein:

Exchange From Class	Exchange To Class
A	Institutional
C	A, Institutional
Institutional	A, C, R-6
R-6	Institutional
Such same-Fund exchanges between share classes are permitted, subject to conditions including, but not limited to, the following:
•You or your retirement plan sponsor must be eligible to purchase shares of the class into which the exchange is to occur;
•Your financial intermediary or the retirement plan sponsor's financial intermediary must have an agreement with the underwriter or transfer agent of Principal Funds allowing the purchase of such share class for you;
•The Fund must offer shares of such class of such Fund in your state or the state of the retirement plan sponsor;
•In order to exchange into Class A shares, you must be eligible to: (i) purchase Class A shares with no initial sales charge; or (ii) exchange into Class A shares through your financial intermediary with no initial sales charge;
•Depending on the circumstances, for exchanges from Classes A and C, shares there may be a contingent deferred sales charge in connection with the exchange;
•Any such exchange must be requested by your financial intermediary or retirement plan sponsor (with approval by the Distributor) and, except as otherwise approved by the Distributor, must result from either (i) the financial intermediary seeking to have shares of the Funds on their platform held in a particular share class, (ii) the share class becoming available to your financial intermediary or Financial Professional through a new relationship, or (iii) your retirement plan sponsor electing to have shares of the Funds offered as part of the plan investment options held in a particular share class; and
•The Government Money Market Fund does not permit exchanges.
If, after purchasing Institutional Class shares, you become ineligible to invest in Institutional Class shares, you may be permitted to exchange from Institutional Class shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.
You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. Your ability to exchange between share classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your Financial Professional for more information.
While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax advisor regarding possible federal, state, local, and foreign tax consequences.
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Money Market Fund - Investor Transaction Considerations Regarding Liquidity Fees*
•If the Money Market Fund received, but has not yet processed, a purchase order prior to notifying investors of the imposition of liquidity fees, such purchase order will be considered a valid purchase and will be processed normally.
•If a liquidity fee is in place and a shareholder submits both a purchase order and a redemption order for shares of the Money Market Fund on the same day, the liquidity fee will be assessed on the shareholder’s gross redemption amount and will not be assessed on the shareholder’s net redemption amount.
•If a redemption request was verifiably submitted to the Money Market Fund’s agent before a liquidity fee is imposed but is received by the Money Market Fund after a liquidity fee is imposed, the Fund will pay the proceeds of the redemption request and will not impose a liquidity fee on the redemption request.
•A checkwriting redemption request that is verifiably submitted to the Money Market Fund’s agent before a liquidity fee is imposed will be considered a valid redemption and will be processed normally.
*     This does not apply to the Government Money Market Fund.
GOVERNMENT MONEY MARKET AND MONEY MARKET FUNDS MATERIAL EVENTS
Imposition of Liquidity Fees
During the last ten years, there has not been any occasion on which the Money Market Fund has instituted a liquidity fee.
Form N-CR
If applicable, the Fund was required to disclose (through June 10, 2024) additional information about this liquidity fee event (or these events, as appropriate) on Form N-CR and to file this form with the SEC. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.
Financial Support Provided to the Government Money Market Fund or Money Market Fund
During the last ten years, there has not been any occasion on which the Government Money Market Fund or Money Market Fund has: (i) been provided financial support from an affiliated person, promoter, or principal underwriter of the Fund, or an affiliated person of such a person, and/or (ii) participated in one or more mergers with another investment company.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. The NAV for each class of each Fund (other than the Government Money Market Fund) is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the NYSE (normally 3:00 p.m. Central Time). The NAV for each class of the Government Money Market Fund is calculated each day the New York Stock Exchange (“NYSE”) is open, normally at 4:00 p.m. Central Time. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/Presidents’ Day; Good Friday; Memorial Day; Juneteenth, Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time or, in the case of the Government Money Market Fund, 4:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Funds except the Government Money Market and Money Market Funds, the share price is calculated by:
•taking the current market value of the total assets of the Fund,
•subtracting liabilities of the Fund,
•dividing the remainder proportionately into the classes of the Fund,
•subtracting the liability of each class, and
•dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.
Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals
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obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services that may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third-party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.
A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Manager believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and PGI is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
Appendix B provides a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.
Government Money Market and Money Market Funds (the "Money Market Funds")
The share price of each class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. The share price of each class of shares of the Government Money Market Fund is determined normally at 4:00 p.m. Central Time and on the same days as the Funds described above. All securities held by the Money Market Funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Money Market Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.
Use of the amortized cost valuation method by the Money Market Funds requires the Funds to maintain a dollar weighted average maturity of 60 days or less and to purchase only obligations that have remaining maturities of 397 days or less, with certain exceptions permitted by applicable regulations, or have a variable or floating rate of interest. In addition, the Funds invest only in obligations determined by the Board to be of high quality with minimal credit risks.
The Board has established procedures for the Money Market Funds designed to stabilize, to the extent reasonably possible, the Funds’ price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to PGI to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds ½ of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining, or otherwise recapitalizing outstanding shares. The Funds may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.
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TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
Each Fund intends to qualify annually to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “IRC”), by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as a RIC, a Fund must invest in assets that produce types of income specified in the IRC (“Qualifying Income”). Whether the income from derivatives, swaps, commodity-linked derivatives, and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives, and other commodity/natural resource-related securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC for a given year. In addition, a Fund must satisfy certain diversification tests under the IRC to qualify as a RIC. If a Fund fails to qualify as a RIC, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions (as long- or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.
Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options, or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term, and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the IRC may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The IRC may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
International Funds
Some foreign securities purchased by the Funds may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income. Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a 30% tax on (a) dividends paid by the Fund, and (b) certain capital gain distributions and/or the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Special Tax Considerations for the California Municipal and Tax-Exempt Bond Funds (collectively the “Municipal Funds” or singly the “Fund”)
The Municipal Funds also intend to qualify to pay “exempt-interest dividends” to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund that consist of interest received by that Fund on tax-exempt municipal obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.
If a shareholder receives an exempt-interest dividend with respect to shares of the Fund held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long-term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.
Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are “substantial users” (or related persons) under Section 147(a) of the IRC of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If legislation is enacted that eliminates or significantly reduces the availability of municipal obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objective and policies. In such event, the Fund would reevaluate its investment objective and policies.
PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of any Fund that is a fund of funds are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Funds may publish month-end portfolio holdings information for each Fund’s portfolio on the www.PrincipalAM.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default, or similar events on portfolio holdings. The Funds may also occasionally publish information on the website concerning the removal, addition, or change in weightings of underlying funds in which the funds of funds invest. The Government Money Market and Money Market Funds also publish on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule. PGI serves as the investment advisor to the Principal Funds, which includes the Principal Exchange-Traded Funds. The Funds may have investment strategies and/or portfolio holdings that are substantially similar to or overlap with an exchange-traded fund ("ETFs") managed by PGI. These ETFs may publicly disclose portfolio holdings on a more frequent basis than is required for the Funds. For example, the portfolio holding for the ETFs managed by PGI are required to be publicly disclosed daily. Similarly, PGI serves as an investment adviser to separate accounts that may have investment objectives, strategies, and portfolio holdings that may be substantially similar to or overlap with the Funds. Those separate account holdings could be disclosed to clients or others under terms of an investment management agreement and could be disclosed more frequently than the Funds’ portfolio holdings are publicly disclosed. It is the Funds’ policy to disclose only public information regarding portfolio holdings (i.e., information published on the websites or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund’s holdings. This information may be made available at any time (or without delay).
Policy. The Funds and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:
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1)Daily to the Funds’ portfolio pricing services, Bloomberg LP, ICE Data Services, J.P. Morgan PricingDirect, Inc., and S&P Global, to obtain prices for portfolio securities;
2)Upon proper request to government regulatory agencies or to self-regulatory organizations;
3)As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Funds;
4)To the investment advisor and sub-advisors’ proxy service providers (Broadridge Financial Solutions, LLC, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies;
5)To the Funds’ custodian, The Bank of New York Mellon, in connection with the custodial services it provides to the Funds; and
6)Kessler, Topaz, Meltzer & Check, LLP, in connection with legal services it provides to the Funds.
The Funds are also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Funds, PGI, or the Fund’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s or PGI’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing, before it occurs. The Funds currently have disclosure agreements with the following:

Abel Noser	Eagle	Natixis Investment Managers
ACA Compliance Alpha	Eagle Investment Systems Corp.	Nordlogic
AcadiaSoft	Electra	Northern Trust
Accenture	Electra Information Systems	Northern Trust Integrated Trading Solutions
Advent Axys	Everest (Allvue Systems)	Omgeo LLC
Advent APX	FactSet	Portfolio BI, Inc.
Ashland Partners	FactSet Research Systems Inc.	PORTIA (SS&C Technologies)
Askia, LLC	Financial Recovery Technologies (FRT)	Qontigo (Axioma Risk System)
Assette	FIS Capital Markets US, LLC	ReFlow Fund, LLC
Bank of America	FIS Global Asset Management	Rimes Technologies Corporation
Barra	FIS PTA	Russell Investments Implementation
BlackRock Aladdin	Generic Network Systems	Services, LLC
Bloomberg AIM	Global Trading Analytics	S&P Global Ratings
Bloomberg LP	Goldman Sachs	S3
Bloomberg Port	Gresham Technologies	SEI Global Services, Inc.
Bloomberg Professional Services	ICE Data Pricing & Reference Data	SEI Investments Co
BNY	ICE Liquidity	SS&C
Broadridge Business Process Outsourcing	IHS Markit LTD	SS&C Advent
Solutions, LLC	INDATA	SS&C Eze
Broadridge (Proxy Edge)	InvestCloud Inc	SS&C Geneva
Brown Brothers Harriman	Investment Company Institute (ICI)	SS&C Geneva Managed Services
Charles River	JP Morgan	SS&C Vision FI
Charles River Development	LexisNexis	StarCompliance Operating, LLC
Charles River Investment Management Solutions	LiquidNet	State Street Bank & Trust
Charles River Trading System	Loomis, Sayles & Company, LP	SWIFT
Clearwater Analytics	Markit WSO Services	TriOptima
Confluence Technologies	Microsoft Azure	TriOptima AB
Consensys Limited	Morgan Stanley	Virtu Americas LLC
Corporation Service Company	Morningstar, Inc.	Virtus Shared Services
DTCC OASYS	MSCI	Watson Wheatley
Dynamo Software	MSCI ESG Risk Metrics
86

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party (i) is a regulator or (ii) has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions, except that a third-party recipient of non-public portfolio holdings information received in connection with certain in-kind redemptions pursuant to contractual arrangements will not be prohibited from hedging or otherwise managing its risk exposure from the expected distribution of portfolio securities to be received in the in-kind redemptions. A written record of approval will be made by the person granting approval.
The Funds’ non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, third-party service providers, rating and ranking organizations, and affiliated persons of the Funds. Neither the Funds nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Funds’ CCO will periodically, but no less frequently than annually, review the Funds’ portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Board. In addition, the Board must approve any change in the Funds’ portfolio holdings disclosure policy that would expand the distribution of such information.
REFLOW LIQUIDITY PROGRAM
Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus. Purchases and redemptions of Fund shares by ReFlow under the program are generally not considered excessive short-term trading under the Funds’ Excessive Trading Policy.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or to the Fund’s sub-advisor, as appropriate. PGI and each sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C to this SAI. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
Funds that operate as funds of funds invest in shares of other Funds of PFI and PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
87

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2025, is available, without charge, upon request, by calling 1-800-222-5852, sending an email request to prospectus@principalfunds.com, or by accessing the Funds’ most recently filed Form N-PX on the Fund's website at www.PrincipalAM.com/Prospectuses or the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
The financial statements of the Funds at October 31, 2025, are incorporated herein by reference to the Funds' most recent Annual Report to Shareholders (Part 1) (Part 2) (Part 3) as filed with the SEC on Form N-CSR in three related submissions due to size/image constraints.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 700 Nicollet Mall, Suite 500, Minneapolis, MN 55402, is the independent registered public accounting firm for the Principal Funds.
GENERAL INFORMATION
Midcap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund
The Funds are not sponsored, endorsed, sold, or promoted by S&P Global (“S&P Global”). S&P Global makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P Global’s only relationship to Principal Life Insurance Company and PGI is the licensing of certain trademarks and trade names of S&P Global and the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index which are determined, composed, and calculated by S&P Global without regard to Principal Life Insurance Company, PGI, or the Funds. S&P Global has no obligation to take the needs of Principal Life Insurance Company, PGI or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index. S&P Global is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Global has no obligation or liability in connection with the administration, marketing, or trading of the Funds.
S&P GLOBAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P GLOBAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P GLOBAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P GLOBAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P GLOBAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
88

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The following list identifies shareholders who own more than 25% of the voting securities of a Fund as of January 30, 2026. It is presumed that a person who owns more than 25% of the voting securities of a Fund controls the Fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by Fund.

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
CALIFORNIA MUNICIPAL	33.38%	WELLS FARGO CLEARING SERVICES LLC	CALIFORNIA	WELLS FARGO &
		SPECIAL CUSTODY ACCT FOR THE		COMPANY
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CORE PLUS BOND	49.28%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR THE EXCL BENE OF OUR CUSTOMERS		BROKERAGE GROUP,
		499 WASHINGTON BLVD		INC. a wholly owned
		ATTN MUTUAL FUNDS DEPT 4TH FL		subsidiary of FMR, LLC
		JERSEY CITY NJ 07310-1995

DIVERSIFIED	26.11%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
INTERNATIONAL FUND		FOR THE EXCL BENE OF OUR CUSTOMERS		BROKERAGE GROUP,
		499 WASHINGTON BLVD		INC. a wholly owned
		ATTN MUTUAL FUNDS DEPT 4TH FL		subsidiary of FMR, LLC
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING	53.99%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
MARKETS		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

HIGH YIELD	36.03%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION	42.85%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

LARGECAP GROWTH I	48.72%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP VALUE I	46.86%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001
89

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)

MIDCAP VALUE I	28.11%	PERSHING LLC	DELAWARE	BANK OF NEW YORK
		1 PERSHING PLZ		MELLON CORPORATION
		JERSEY CITY NJ 07399-0001

OVERSEAS	33.63%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	48.78%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
STRATEGIC INCOME		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015	76.57%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020	49.28%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025	77.92%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030	61.01%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035	78.30%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	61.81%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

90

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME 2045	75.62%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050	67.22%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055	74.20%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060	78.07%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065	81.26%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070	83.87%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	29.21%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2020		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	25.80%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2030		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

91

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME	33.27%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2035		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	30.74%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2040		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	47.49%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2045		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	51.04%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2050		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	51.77%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2055		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	49.00%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2060		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	47.46%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2065		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	54.60%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2070		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001
92

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)

SAM FLEXIBLE INCOME	90.91%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL FINANCIAL
PORTFOLIO		FLEX VARIABLE LIFE INS		SERVICES, INC. (1)
		ATTN IND ACCTNG G-12-S41
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I	47.73%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP VALUE II	50.04%	PRINCIPAL LIFE INS COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED AND CUSTOM		SERVICES, INC. (1)
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

TAX-EXEMPT BOND	26.69%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
FUND		FOR THE EXCL BENE OF OUR CUSTOMERS		BROKERAGE GROUP,
		499 WASHINGTON BLVD		INC. a wholly owned
		ATTN MUTUAL FUNDS DEPT 4TH FL		subsidiary of FMR, LLC
		JERSEY CITY NJ 07310-1995

(1)Principal Financial Group, Inc. is the parent of control for Principal Financial Services, Inc.; Principal Financial Services, Inc. is the parent of control for Principal Life Insurance Company and Principal Global Investors, LLC; Principal Life Insurance Company is the parent of control for Principal Holding Company, LLC.

The Board Members and officers of the Funds, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption “Choosing a Share Class and the Costs of Investing” in the Prospectus.
Funds that operate as funds of funds and Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the funds of funds nor Principal Life Insurance Company exercise voting discretion.
A quorum must be present at a meeting of shareholders for business to be transacted. PFI's Bylaws state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of capital stock of PFI or, when the meeting relates to a certain Fund, that Fund, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund).
93

Principal Holders of Securities
The Registrant is unaware of any persons who own beneficially (but are not shareholders of record) 5% or more of any class of the Funds’ outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Funds’ outstanding shares as of January 30, 2026. The list is presented in alphabetical order by Fund.

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (A)	41.91%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (A)	12.80%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (A)	10.00%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST
		BUILDING ONE, 2ND FLOOR
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (A)	7.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (A)	7.05%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (A)	5.87%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (C)	65.34%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (C)	9.61%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (C)	9.43%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
94

Fund/Class	Percent of Ownership	Name and Address of Owner

CALIFORNIA MUNICIPAL (C)	7.99%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (I)	22.42%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (I)	20.51%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (I)	11.86%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (I)	11.37%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (I)	10.66%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CALIFORNIA MUNICIPAL (I)	9.70%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

CORE FIXED INCOME (A)	26.21%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (A)	8.18%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

95

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (A)	8.03%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CORE FIXED INCOME (I)	30.89%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

CORE FIXED INCOME (I)	14.94%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (I)	11.86%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CORE FIXED INCOME (I)	8.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (I)	8.26%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CORE FIXED INCOME (I)	6.44%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

CORE FIXED INCOME (R3)	52.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R3)	30.58%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

96

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R3)	7.56%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

CORE FIXED INCOME (R5)	86.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R5)	5.01%	RELIANCE TRUST COMPANY FBO
		T ROWE PRICE RETIREMENT
		PLAN CLIENTS
		PO BOX 78446
		ATLANTA GA 30357

CORE FIXED INCOME (R6)	19.24%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	14.73%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	9.01%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	6.66%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	6.45%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	5.96%	LIFETIME 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	5.88%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001
97

Fund/Class	Percent of Ownership	Name and Address of Owner

CORE PLUS BOND (A)	15.24%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	75.62%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	10.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R3)	80.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R5)	59.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R5)	6.73%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3305

CORE PLUS BOND (R5)	6.53%	NEW-PRESS & GAZETTE CO
		FBO NPGC NQ DEF COMP PLAN
		ATTN LYLE LEIMKUHLER
		PO BOX 29
		SAINT JOSEPH MO 64502-0029

CORE PLUS BOND (R5)	5.92%	BANKERS TRUST COMPANY
		FBO II-VI, INC DEFERRED
		COMPENSATION PLAN
		ATTN DEBBIE WILLIAMS
		453 7TH ST
		DES MOINES IA 50309-4110
98

Fund/Class	Percent of Ownership	Name and Address of Owner

DIVERSIFIED INCOME (A)	14.74%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (A)	11.31%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (A)	11.12%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (A)	10.22%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INCOME (A)	6.71%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED INCOME (A)	6.34%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (C)	32.48%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (C)	17.13%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

99

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (C)	12.64%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (C)	8.33%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (C)	5.08%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED INCOME (I)	14.15%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INCOME (I)	13.59%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (I)	10.34%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (I)	9.19%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

DIVERSIFIED INCOME (I)	8.87%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED INCOME (I)	8.33%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

100

Fund/Class	Percent of Ownership	Name and Address of Owner

DIVERSIFIED INCOME (I)	8.00%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED INCOME (I)	7.94%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

DIVERSIFIED INCOME (I)	5.08%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

DIVERSIFIED INCOME (R6)	47.72%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (R6)	12.29%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (A)	14.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (I)	23.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (I)	15.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

101

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (I)	8.29%	MID ATLANTIC TRUST COMPANY FBO
		POPULAR INC PR SAV & INV PLAN
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

DIVERSIFIED INTERNATIONAL (I)	6.34%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

DIVERSIFIED INTERNATIONAL (R3)	61.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R3)	6.69%	BONGARDS CREAMERIES INC
		FBO BONGARDS CREAMERIES DEF COMP
		PLAN
		ATTN CHRIS FREEMAN
		13200 COUNTY ROAD 51
		NORWOOD MN 55368-9743

DIVERSIFIED INTERNATIONAL (R3)	5.16%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

DIVERSIFIED INTERNATIONAL (R5)	71.60%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	24.52%	MAC & CO A\C XXXXXXXX
		ATTN MUTUAL FUND OPERATIONS
		500 GRANT STREET RM 151-1010
		PITTSBURGH PA 15219-2502

DIVERSIFIED INTERNATIONAL (R6)	8.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

EQUITY INCOME (A)	16.88%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

102

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (A)	13.46%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (A)	9.51%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

EQUITY INCOME (A)	5.50%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

EQUITY INCOME (C)	23.64%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

EQUITY INCOME (C)	16.39%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

EQUITY INCOME (C)	12.74%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (C)	10.62%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

EQUITY INCOME (C)	7.53%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

EQUITY INCOME (C)	7.02%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

103

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (I)	28.38%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

EQUITY INCOME (I)	13.84%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (I)	5.27%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R3)	53.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R3)	30.31%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

EQUITY INCOME (R5)	79.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R5)	6.54%	JOHN HANCOCK TRUST COMPANY LLC
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

FINISTERRE EMERGING MARKETS TOTAL	19.54%	SAM FLEXIBLE INCOME PORTFOLIO PIF
RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERGING MARKETS TOTAL	15.62%	SAM BALANCED PORTFOLIO PIF
RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

104

Fund/Class	Percent of Ownership	Name and Address of Owner
FINISTERRE EMERGING MARKETS TOTAL	12.79%	SAM CONS BALANCED PORTFOLIO PIF
RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERGING MARKETS TOTAL	11.93%	MORGAN STANLEY SMITH BARNEY LLC
RETURN BOND (I)		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

FINISTERRE EMERGING MARKETS TOTAL	7.34%	CHARLES SCHWAB & CO INC
RETURN BOND (I)		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

FINISTERRE EMERGING MARKETS TOTAL	7.18%	RAYMOND JAMES
RETURN BOND (I)		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

FINISTERRE EMERGING MARKETS TOTAL	7.07%	NATIONAL FINANCIAL SERVICES LLC
RETURN BOND (I)		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

FINISTERRE EMERGING MARKETS TOTAL	5.06%	SAM CONS GROWTH PORTFOLIO PIF
RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (A)	19.65%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS (I)	63.91%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

105

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL EMERGING MARKETS (I)	11.95%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS (I)	6.40%	PRINCIPAL GLOBAL INVESTORS LLC
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R3)	72.69%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R3)	5.57%	ALLTECH INC
		FBO NQDC OF ALLTECH INC
		ATTN ANGIE FORESTER
		3031 CATNIP HILL RD
		NICHOLASVILLE KY 40356-9765

GLOBAL EMERGING MARKETS (R5)	59.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R5)	6.56%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL EMERGING MARKETS (R5)	5.95%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO TOM WOOD INC NQ DEF COMP PLANS
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL EMERGING MARKETS (R6)	56.24%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

106

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (A)	21.23%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY STREET
		SAN FRANCISCO CA 94104-4141

GLOBAL REAL ESTATE SECURITIES (A)	16.04%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (A)	8.54%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (A)	7.52%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

GLOBAL REAL ESTATE SECURITIES (I)	20.16%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

GLOBAL REAL ESTATE SECURITIES (I)	19.40%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (I)	14.93%	UBATCO & CO
		FBO COLLEGE SAVINGS GROUP
		PO BOX 82535
		LINCOLN NE 68501-2535

GLOBAL REAL ESTATE SECURITIES (I)	11.94%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (I)	7.47%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

107

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (R3)	63.49%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

GLOBAL REAL ESTATE SECURITIES (R3)	19.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R3)	15.66%	STATE STREET BANK CUSTODIAN CUST
		FBO ACCESS ADP 401(K) PLAN
		1 LINCOLN STREET
		BOSTON MA 02111-2901

GLOBAL REAL ESTATE SECURITIES (R5)	76.63%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

GLOBAL REAL ESTATE SECURITIES (R5)	12.30%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

GLOBAL REAL ESTATE SECURITIES (R5)	5.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	12.94%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (R6)	12.80%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	9.78%	SEI PRIVATE TRUST COMPANY
		C/O COUNTRY FINANCIAL
		1 FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

108

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (R6)	9.21%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

GLOBAL REAL ESTATE SECURITIES (R6)	7.73%	MAC & CO A/C 681885
		ATTN MUTUAL FUND OPS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

GLOBAL REAL ESTATE SECURITIES (R6)	6.44%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	19.82%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	13.26%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

GOVERNMENT & HIGH QUALITY BOND (I)	42.52%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (I)	24.00%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	12.87%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	9.80%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

109

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (R3)	49.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R3)	8.10%	ASCENSUS TRUST COMPANY FBO
		STRUCTURAL ENGINEERING CENTER INC
		70069
		PO BOX 10758
		FARGO ND 58106-0758

GOVERNMENT & HIGH QUALITY BOND (R3)	5.58%	USIC
		FBO USIC EXEC BENEFIT PLAN
		ATTN CARYN HILDRETH
		9045 RIVER RD STE 300
		INDIANAPOLIS IN 46240-6400

GOVERNMENT & HIGH QUALITY BOND (R5)	40.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R5)	22.71%	BANKERS TRUST COMPANY
		FBO II-VI, INC DEFERRED
		COMPENSATION PLAN
		ATTN DEBBIE WILLIAMS
		453 7TH ST
		DES MOINES IA 50309-4110

GOVERNMENT & HIGH QUALITY BOND (R5)	9.53%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GOVERNMENT & HIGH QUALITY BOND (R5)	8.37%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3305

GOVERNMENT & HIGH QUALITY BOND (R5)	7.04%	PRINCIPAL TRUST COMPANY
		FBO AMIC DIRECTORS & OFFICERS DC
		PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

110

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT MONEY MARKET (I)	100.00%	PRINCIPAL BANK
		PO BOX 10370
		DES MOINES IA 50306-0370

GOVERNMENT MONEY MARKET (R6)	11.70%	PRINCIPAL BANK
		PO BOX 10370
		DES MOINES IA 50306-0370

GOVERNMENT MONEY MARKET (R6)	10.62%	BNY MELLON AS AGENT FOR VARIOUS
		PRINCIPAL FUNDS
		500 GRANT ST
		PITTSBURGH PA 15219-2502

GOVERNMENT MONEY MARKET (R6)	7.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

GOVERNMENT MONEY MARKET (R6)	7.09%	LARGECAP S&P 500 INDEX FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (A)	16.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (A)	8.84%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (A)	7.26%	LINCOLN RETIREMENT SERVICES CO
		FBO SHARP HEALTHCARE 403B
		PO BOX 7876
		FORT WAYNE IN 46801-7876

HIGH YIELD (A)	6.55%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

111

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (A)	5.61%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

HIGH YIELD (C)	21.47%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (C)	19.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (C)	14.41%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (C)	6.51%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

HIGH YIELD (C)	5.53%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

HIGH YIELD (I)	30.56%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (I)	20.82%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

112

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (I)	8.41%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (I)	7.99%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (I)	6.46%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

HIGH YIELD (I)	6.36%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

HIGH YIELD (R6)	49.85%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

HIGH YIELD (R6)	9.08%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	43.22%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION (I)	8.46%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	8.45%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

113

Fund/Class	Percent of Ownership	Name and Address of Owner
INFLATION PROTECTION (I)	5.14%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R3)	50.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R3)	41.91%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL
		CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

INFLATION PROTECTION (R5)	81.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (I)	36.06%	PRINCIPAL GLOBAL INVESTORS LLC
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (I)	10.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (I)	6.43%	VANGUARD BROKERAGE SERVICES
		100 VANGUARD BLVD
		MALVERN PA 19355-2331

INTERNATIONAL EQUITY (I)	5.90%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

INTERNATIONAL EQUITY (I)	5.87%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

114

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL EQUITY (I)	5.50%	PRINCIPAL TRUST COMPANY
		FBO PROASSURANCE GRP SVC CORP NQ EX
		CESS
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

INTERNATIONAL EQUITY (R3)	89.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (R3)	5.54%	STRATACOR
		FBO STRATACOR 457B
		ATTN TAMERA ROBINSON
		500 WASHINGTON AVE SOUTH
		MINNEAPOLIS MN 55415-1149

INTERNATIONAL EQUITY (R5)	90.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (R5)	5.76%	SIOUX CENTER HEALTH 457B & 457F
		FBO SIOUX CENTER HEALTH 457B & 457F
		ATTN PLAN TRUSTEE
		1101 9TH ST SE
		SIOUX CENTER IA 51250-2501

INTERNATIONAL EQUITY (R6)	13.95%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (R6)	12.21%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (R6)	11.19%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

115

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL EQUITY (R6)	10.06%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (R6)	5.83%	LIFETIME 2045 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY (R6)	5.09%	LIFETIME 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (A)	13.83%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

LARGECAP GROWTH I (A)	8.42%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	38.54%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	18.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (I)	7.71%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

116

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (R3)	77.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R3)	6.27%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL
		CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

LARGECAP GROWTH I (R5)	81.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	63.31%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	6.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (A)	20.99%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP S&P 500 INDEX (I)	10.28%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	9.00%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

117

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP S&P 500 INDEX (I)	8.27%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	5.69%	LIFETIME HYBRID 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R3)	55.51%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R5)	63.60%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	11.82%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	10.64%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	9.32%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	8.51%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	8.17%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	7.44%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
118

Fund/Class	Percent of Ownership	Name and Address of Owner
711 HIGH ST
DES MOINES IA 50392-0001
119

Fund/Class	Percent of Ownership	Name and Address of Owner

LARGECAP VALUE III (I)	6.75%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	5.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP VALUE III (R3)	86.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R5)	29.49%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R5)	22.33%	MATRIX TRUST COMPANY TRUSTEE FBO
		SOUTHWEST SCHOOL CORPORATION
		RETIREE FUNDED HRA PLAN
		717 17TH STREET SUITE 1300
		DENVER CO 80202-3304

LARGECAP VALUE III (R5)	15.72%	PRINCIPAL TRUST COMPANY
		FBO EDINA REALTY WEALTH ENHANCEMENT
		PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R5)	7.92%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

MIDCAP (A)	16.70%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

120

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (A)	6.49%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

MIDCAP (A)	5.15%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (C)	44.83%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (C)	5.99%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

MIDCAP (C)	5.07%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (I)	16.78%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (I)	12.99%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

MIDCAP (I)	12.62%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

121

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (I)	9.74%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

MIDCAP (I)	9.07%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

MIDCAP (I)	6.45%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP (I)	5.98%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (I)	5.91%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

MIDCAP (R3)	58.62%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

MIDCAP (R3)	12.66%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP (R3)	9.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R3)	5.26%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

122

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (R5)	23.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R5)	9.86%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

MIDCAP (R5)	7.19%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

MIDCAP (R5)	7.13%	JOHN HANCOCK TRUST COMPANY LLC
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

MIDCAP (R6)	37.70%	EDWARD D JONES & CO
		FOR THE BENEFIT OF CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

MIDCAP (R6)	13.83%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

MIDCAP (R6)	9.31%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

MIDCAP (R6)	5.71%	WELLS FARGO BANK NA
		FBO OMNIBUS CASH CASH
		XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

MIDCAP S&P 400 INDEX (I)	22.32%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

123

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (I)	17.40%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP S&P 400 INDEX (I)	8.87%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP S&P 400 INDEX (I)	5.94%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MIDCAP S&P 400 INDEX (I)	5.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	5.59%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (R3)	38.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R3)	7.89%	BENEFIT TRUST COMPANY AS CUSTODIAN
		FOR HILLSBOROUGH COUNTY PUBLIC
		SCHOOLS 403B
		PO BOX 12765
		OVERLAND PARK KS 66282-2765

MIDCAP S&P 400 INDEX (R5)	42.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R5)	8.34%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773
124

Fund/Class	Percent of Ownership	Name and Address of Owner

MIDCAP S&P 400 INDEX (R5)	5.18%	EMPOWER TRUST FBO
		ANNE ARUNDEL MEDICAL CENTER EMP SAL
		C/O FASCORE LLC
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP S&P 400 INDEX (R6)	13.49%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	13.36%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	10.54%	DIVERSIFIED GROWTH ADAPTIVE
		ALLOCATION ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	7.19%	LIFETIME HYBRID 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	6.08%	LIFETIME HYBRID 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (A)	18.86%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (I)	73.35%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MIDCAP VALUE I (I)	7.18%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

125

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP VALUE I (I)	6.85%	FIRST COMMAND BANK
		PO BOX 901075
		FORT WORTH TX 76101-2075

MIDCAP VALUE I (I)	5.25%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP VALUE I (R3)	83.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R5)	50.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R5)	5.77%	COUNSEL TRUST DBA MATC FBO
		TRADITION AMERICA HOLDINGS INC.
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

MIDCAP VALUE I (R5)	5.40%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

MIDCAP VALUE I (R6)	92.91%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

OVERSEAS (I)	33.65%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

126

Fund/Class	Percent of Ownership	Name and Address of Owner
OVERSEAS (I)	14.27%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	13.95%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	12.07%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	11.34%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

OVERSEAS (R3)	84.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R3)	8.97%	BEHLER-YOUNG COMPANY
		FBO BEHLER-YOUNG COMPANY DEF COMP
		ATTN PLAN TRUSTEE
		4900 CLYDE PARK AVE SW
		GRAND RAPIDS MI 49509-5118

OVERSEAS (R3)	5.85%	FIIOC
		FBO ECONOMETRICA INC 401(K) PROFIT
		SHARING PLAN AN
		100 MAGELLAN WAY # KW1C
		COVINGTON KY 41015-1987
127

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL CAPITAL APPRECIATION (A)	33.46%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

PRINCIPAL CAPITAL APPRECIATION (A)	9.38%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL CAPITAL APPRECIATION (I)	23.07%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	13.11%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

PRINCIPAL CAPITAL APPRECIATION (I)	12.63%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	12.09%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	10.27%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R3)	69.00%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

PRINCIPAL CAPITAL APPRECIATION (R3)	27.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

128

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL CAPITAL APPRECIATION (R5)	87.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	92.64%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	6.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R3)	77.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R3)	16.23%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL
		CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD #770
		LOS ANGELES CA 90064-1644

PRINCIPAL LIFETIME 2015 (R5)	89.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	7.04%	MAPS CREDIT UNION
		ATTN BARBARA CECIL
		FBO 457B DEF COMP OF MAPS CU
		1900 HINES STREET NW PO BOX 12398
		SALEM OR 97309-0398

PRINCIPAL LIFETIME 2020 (A)	16.81%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
129

Fund/Class	Percent of Ownership	Name and Address of Owner

PRINCIPAL LIFETIME 2020 (I)	88.42%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (I)	7.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R3)	92.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R5)	91.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	89.83%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	8.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R3)	94.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

130

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2025 (R5)	88.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (A)	16.17%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2030 (I)	89.03%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (I)	7.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R3)	90.51%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	81.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (I)	88.53%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

131

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2035 (I)	8.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R3)	95.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R5)	84.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (A)	13.67%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2040 (I)	87.69%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (I)	8.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R3)	92.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	89.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
132

Fund/Class	Percent of Ownership	Name and Address of Owner

PRINCIPAL LIFETIME 2045 (I)	84.96%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (I)	11.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R3)	98.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R5)	92.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (A)	12.69%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2050 (I)	85.10%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (I)	11.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

133

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2050 (R3)	95.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R5)	93.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	82.84%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	12.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R3)	98.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R5)	95.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	86.08%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

134

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2060 (I)	9.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R3)	96.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R5)	91.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	89.58%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	6.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R3)	94.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R5)	90.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

135

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2070 (I)	89.52%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		FUNDS
		ATTN PLIC PROXY COORDINATOR
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (I)	9.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (J)	13.62%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA BENJAMIN D LOGAN
		110 BROADMEADOW DR
		GRENADA MS 38901-8684

PRINCIPAL LIFETIME 2070 (J)	10.12%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA JOHN HATHERILL
		14362 PINEWOOD RD
		TUSTIN CA 92780-6924

PRINCIPAL LIFETIME 2070 (J)	8.26%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA ANDREW S DECKER
		2675 E CREEKS EDGE DR
		BLOOMINGTON IN 47401-8368

PRINCIPAL LIFETIME 2070 (J)	6.69%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA LAURA WHEELER
		128 RED HEAD CV
		SAN MARCOS TX 78666-1566

PRINCIPAL LIFETIME 2070 (J)	5.05%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA DAVID FOLEY JR
		302 DEERFIELD DR
		CANONSBURG PA 15317-2384

PRINCIPAL LIFETIME 2070 (R3)	98.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (R5)	97.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

136

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2015 (I)	73.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (I)	9.86%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2015 (I)	6.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2015 (R6)	90.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	58.39%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	30.14%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2020 (I)	7.16%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2020 (R6)	87.11%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

137

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2025 (I)	66.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (I)	17.29%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2025 (I)	6.24%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2025 (R6)	88.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	68.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	13.47%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2030 (R6)	82.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (R6)	6.10%	PRINCIPAL TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		FOR EES
		ATTN PLAN TRUSTEE
		1013 CENTRE RD STE 300
		WILMINGTON DE 19805-1265

138

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2035 (I)	59.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (I)	24.29%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2035 (I)	8.13%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2035 (R6)	90.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (I)	63.69%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (I)	19.50%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2040 (I)	5.98%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2040 (R6)	84.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

139

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2040 (R6)	5.57%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID 2045 (I)	63.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (I)	23.24%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2045 (I)	6.59%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2045 (R6)	93.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (I)	63.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (I)	26.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2050 (I)	6.05%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

140

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2050 (R6)	90.33%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2055 (I)	68.30%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2055 (I)	24.76%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2055 (R6)	94.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	66.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	27.39%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2060 (R6)	89.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (I)	72.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
141

Fund/Class	Percent of Ownership	Name and Address of Owner
DES MOINES IA 50392-0001

142

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2065 (I)	10.50%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT STREET NORTH
		SAINT PAUL MN 55101-2037

PRINCIPAL LIFETIME HYBRID 2065 (I)	7.98%	PRINCIPAL TRUST COMPANY
		FBO MURRAY COMPANY NQ DC PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID 2065 (I)	5.68%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2065 (R6)	92.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2070 (I)	78.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2070 (I)	20.66%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2070 (J)	8.06%	PRINCIPAL LIFE INSURANCE CO
		IRA (DCD) LAURA ASCHEMAN
		FBO CHAD HOBBIEBRUNKEN
		8108 HAMMONTREE CIR
		URBANDALE IA 50322-1507

PRINCIPAL LIFETIME HYBRID 2070 (J)	7.43%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA ROBERT S ARCHER
		99 CIRCLE DR E
		MONTGOMERY IL 60538-2341

PRINCIPAL LIFETIME HYBRID 2070 (J)	6.44%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA SHAUN A DAY
		260 ROYAL LYTHAN CIR
		LEXINGTON SC 29072-7105
143

Fund/Class	Percent of Ownership	Name and Address of Owner

PRINCIPAL LIFETIME HYBRID 2070 (J)	5.93%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA DARRIN A LINSENBARDT
		7040 W OLIVE AVE UNIT 54
		PEORIA AZ 85345-8884

PRINCIPAL LIFETIME HYBRID 2070 (J)	5.57%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA AFROZE ASHRAF
		4718 JAYMAR DR
		SUGAR LAND TX 77479-5232

PRINCIPAL LIFETIME HYBRID 2070 (J)	5.31%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA PAUL SHEA
		4022 KYRO RD SE
		LACEY WA 98503-4611

PRINCIPAL LIFETIME HYBRID 2070 (J)	5.05%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA RONALD K ELLIS
		3109 W CALAVAR RD
		PHOENIX AZ 85053-5715

PRINCIPAL LIFETIME HYBRID 2070 (R6)	74.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2070 (R6)	10.25%	PRINCIPAL TRUST COMPANY
		FBO PRIN SELECT SVNG EXCPLAN INDV
		FIELD
		ATTN PLAN TRUSTEE
		1013 CENTRE RD STE 300
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID 2070 (R6)	10.11%	PRINCIPAL TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		FOR EES
		ATTN PLAN TRUSTEE
		1013 CENTRE RD STE 300
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID INCOME (I)	61.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

144

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID INCOME (I)	16.19%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID INCOME (I)	9.83%	PRINCIPAL TRUST COMPANY
		FBO FBL FINANCIAL GROUP DEF COMP
		ATTN SUSAN SAGGIONE
		PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID INCOME (R6)	72.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (R6)	6.71%	RELIANCE TRUST COMPANY FBO
		T ROWE PRICE RETIREMENT PLAN SVCS
		INC
		PO BOX 78446
		ATLANTA GA 30357

PRINCIPAL LIFETIME HYBRID INCOME (R6)	6.24%	PRINCIPAL TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		FOR EES
		ATTN PLAN TRUSTEE
		1013 CENTRE RD STE 300
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME STRATEGIC INC (A)	17.39%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME STRATEGIC INC (A)	5.37%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

PRINCIPAL LIFETIME STRATEGIC INC (I)	88.03%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

145

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME STRATEGIC INC (I)	5.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R3)	79.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R3)	8.16%	SMP HEALTH SYSTEM
		FBO EXEC NQ EXCESS OF SMP HEALTH
		ATTN PLAN TRUSTEE
		1202 PAGE DRIVE PO BOX 10007
		FARGO ND 58106-0007

PRINCIPAL LIFETIME STRATEGIC INC (R5)	79.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (A)	14.54%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (A)	9.77%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (A)	7.16%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

REAL ESTATE SECURITIES (A)	5.39%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (C)	23.28%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

146

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (C)	22.80%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (C)	12.07%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (C)	6.77%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (C)	5.82%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

REAL ESTATE SECURITIES (I)	32.74%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (I)	20.28%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (I)	12.59%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

REAL ESTATE SECURITIES (I)	5.25%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

REAL ESTATE SECURITIES (I)	5.02%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

147

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (R3)	20.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R3)	19.61%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R3)	13.97%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

REAL ESTATE SECURITIES (R5)	37.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	15.02%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	6.53%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

REAL ESTATE SECURITIES (R6)	20.27%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R6)	7.50%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

148

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM BALANCED PORTFOLIO (A)	17.15%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM BALANCED PORTFOLIO (A)	15.69%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (A)	5.50%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM BALANCED PORTFOLIO (C)	23.93%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (C)	15.02%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM BALANCED PORTFOLIO (C)	5.65%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM BALANCED PORTFOLIO (I)	80.06%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R3)	77.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R3)	7.51%	CBNA AS CUSTODIAN FBO
		CITY OF OCOEE VEBA HEALTH SAVINGS P
		6 RHOADS DR STE 7
		UTICA NY 13502-6317
149

Fund/Class	Percent of Ownership	Name and Address of Owner

SAM BALANCED PORTFOLIO (R3)	7.06%	PRINCIPAL TRUST COMPANY
		FBO SPINDLETOP OIL & GAS CO DEF
		COMP PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM BALANCED PORTFOLIO (R5)	75.59%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R5)	14.04%	MATRIX TRUST CO AS AGENT FBO
		PRO-SET INC FINANCIAL SECURITY TRUS
		PO BOX 52129
		PHOENIX AZ 85072-2129

SAM CONSERVATIVE BALANCED PORT (A)	17.97%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE BALANCED PORT (A)	7.19%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE BALANCED PORT (C)	22.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE BALANCED PORT (C)	18.50%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE BALANCED PORT (C)	6.31%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

150

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE BALANCED PORT (I)	79.80%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R3)	60.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R3)	20.18%	PRINCIPAL TRUST COMPANY
		FBO KIDS UNLIMITED OF OREGON 457F PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R3)	6.60%	PRINCIPAL TRUST COMPANY
		FBO DANCKER, SELLEW & DOUGLAS INC
		SUPP EXEC RET PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R5)	64.33%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R5)	18.95%	PRINCIPAL TRUST COMPANY
		FBO B&G AND AFFILIATES EXEC RET PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R5)	6.82%	KGP TELECOMMUNICATIONS LLC
		ATTN PLAN TRUSTEE
		FBO KGPCO PHANTOM UNITS PLAN
		3305 HIGHWAY 60 WEST
		FAIRBAULT MN 55021-4869

SAM CONSERVATIVE GROWTH PORT (A)	12.71%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

151

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH PORT (A)	11.39%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE GROWTH PORT (C)	19.16%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE GROWTH PORT (C)	8.18%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE GROWTH PORT (I)	77.35%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R3)	76.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R5)	88.55%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (A)	23.01%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (A)	8.31%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

152

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (C)	33.03%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (C)	8.35%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM FLEXIBLE INCOME PORTFOLIO (C)	6.33%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM FLEXIBLE INCOME PORTFOLIO (I)	61.26%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (I)	11.84%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (I)	6.99%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM FLEXIBLE INCOME PORTFOLIO (I)	5.87%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

SAM FLEXIBLE INCOME PORTFOLIO (I)	5.72%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

153

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (R3)	71.66%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	18.13%	MID ATLANTIC TRUST COMPANY FBO
		BUFFALO ULTRASOUND INC 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

SAM FLEXIBLE INCOME PORTFOLIO (R5)	76.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R5)	10.82%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

SAM FLEXIBLE INCOME PORTFOLIO (R5)	5.70%	ASCENSUS TRUST COMPANY FBO
		BAIRD FUNERAL HOME 401(K) PLAN 275
		18
		PO BOX 10758
		FARGO ND 58106-0758

SAM STRATEGIC GROWTH PORTFOLIO (A)	11.20%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (A)	10.46%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM STRATEGIC GROWTH PORTFOLIO (A)	5.13%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

154

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH PORTFOLIO (C)	13.73%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (I)	78.65%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (I)	5.23%	FIRST COMMAND FINANCIAL SERVICES
		INC
		ATTN PLAN TRUSTEE
		FBO FIRST COMMAND DEF CAREER
		1 FIRSTCOMM PLAZA
		FORT WORTH TX 76109-4978

SAM STRATEGIC GROWTH PORTFOLIO (R3)	81.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R5)	83.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R5)	7.94%	KGP TELECOMMUNICATIONS LLC
		FBO KGPCO PHANTOM UNITS PLAN
		ATTN PLAN TRUSTEE
		3305 HIGHWAY 60 WEST
		FAIRBAULT MN 55021-4869

SHORT-TERM INCOME (A)	39.50%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (A)	7.30%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

155

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (C)	26.47%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SHORT-TERM INCOME (C)	17.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (C)	8.63%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SHORT-TERM INCOME (C)	5.00%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

SHORT-TERM INCOME (I)	12.67%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

SHORT-TERM INCOME (I)	8.64%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	8.61%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	8.61%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	6.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
156

Fund/Class	Percent of Ownership	Name and Address of Owner

SHORT-TERM INCOME (R3)	51.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R3)	12.12%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL
		CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

SHORT-TERM INCOME (R3)	11.61%	LIL DRUG STORE PRODUCTS INC
		FBO LIL DRUG STORE PRODUCTS LONG
		TERM PLAN 1
		ATTN PLAN TRUSTEE
		1201 CONTINENTAL PLACE NE
		CEDAR RAPIDS IA 52402-2025

SHORT-TERM INCOME (R3)	7.07%	PRINCIPAL TRUST COMPANY
		FBO SSP AMERICAN DEF COMP PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R5)	27.84%	CHURCHILL MORTGAGE CORPORATION
		FBO CHURCHILL MORTGAGE CORPORATION
		INCENTIVE BONUS PLAN
		ATTN SHEREE BARLETT
		761 OLD HICKORY BLVD STE 400
		BRENTWOOD TN 37027-4519

SHORT-TERM INCOME (R5)	14.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R5)	11.69%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

SHORT-TERM INCOME (R5)	9.49%	NORTHWEST ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		FBO NQ EXCESS OF NW ADMINISTRATORS
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3305
157

Fund/Class	Percent of Ownership	Name and Address of Owner

SHORT-TERM INCOME (R5)	7.34%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (A)	17.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (A)	6.27%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SMALLCAP (I)	48.94%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4141

SMALLCAP (I)	19.47%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

SMALLCAP (I)	11.23%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (I)	9.55%	RBC CAPITAL MARKETS LLC
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL SUITE 1400
		MINNEAPOLIS MN 55401-7582

SMALLCAP (R3)	54.53%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

SMALLCAP (R3)	15.77%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

158

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (R5)	60.29%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	26.42%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP (R5)	5.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	16.43%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	14.38%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	13.16%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	10.69%	NFS LLC FEBO
		FIIOC AS AGENT FOR
		QUALIFIED EMPLOYEE BENEFIT
		PLANS (401K) FINOPS-IC FUNDS
		100 MAGELLAN WAY # KW1C
		COVINGTON KY 41015-1987

SMALLCAP (R6)	6.86%	LIFETIME 2045 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	6.00%	LIFETIME 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	5.30%	LIFETIME 2055 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

159

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (R6)	5.24%	LIFETIME 2060 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	27.62%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I (I)	22.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	6.71%	MATRIX TRUST COMPANY AS AGENT FOR
		BELL BANK
		WEALTH MANAGEMENT DIVISION
		1333 8TH ST S
		MOORHEAD MN 56560-3604

SMALLCAP GROWTH I (I)	5.17%	THE CHRSTAN & MSSIONRY ALLIANCE TTE
		FBO THE ALLIANCE RET PL
		C/O FASCORE LLC
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP GROWTH I (R3)	44.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R3)	21.21%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP GROWTH I (R3)	8.61%	LINCOLN RETIREMENT SERVICES COMPANY
		FBO SCHOOL BD OF RICHMOND 403B
		PO BOX 7876
		FORT WAYNE IN 46801-7876

160

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP GROWTH I (R5)	54.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R5)	8.02%	JOHN HANCOCK TRUST COMPANY LLC
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

SMALLCAP GROWTH I (R5)	7.49%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

SMALLCAP GROWTH I (R5)	6.73%	RELIANCE TRUST COMPANY TRUSTEE
		FBO RITE SOLUTIONS SAVINGS & INVEST
		185 S BROAD ST STE 303
		PAWCATUCK CT 06379-1997

SMALLCAP GROWTH I (R6)	52.71%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R6)	12.11%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	12.51%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SMALLCAP S&P 600 INDEX (I)	11.34%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP S&P 600 INDEX (I)	10.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

161

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (I)	8.10%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

SMALLCAP S&P 600 INDEX (I)	6.92%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	6.87%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R3)	29.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R3)	8.49%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R3)	5.97%	BENEFIT TRUST COMPANY AS CUSTODIAN
		FOR HILLSBOROUGH COUNTY PUBLIC
		SCHOOLS 403B
		PO BOX 12765
		OVERLAND PARK KS 66282-2765

SMALLCAP S&P 600 INDEX (R5)	49.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R5)	5.62%	WACHOVIA BANK NATIONAL ASSOCIATION
		FBO DEF COMP PLAN OF CED INC (PS
		ATTN SHELLEY ANDERSON
		DEF
		ONE WEST FOURTH STREET
		WINSTON-SALEM NC 27101-3818

162

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (R6)	11.91%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	10.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	9.40%	DIVERSIFIED GROWTH ADAPTIVE
		ALLOCATION ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	6.51%	LIFETIME HYBRID 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	5.50%	LIFETIME HYBRID 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	19.73%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

SMALLCAP VALUE II (I)	19.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP VALUE II (I)	10.07%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (I)	9.29%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

163

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (I)	7.71%	T ROWE PRICE RETIREMENT PLAN SVCS
		INC
		1435 WOOLSEY HTS
		COLORADO SPGS CO 80915-5400

SMALLCAP VALUE II (I)	5.45%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (R3)	66.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R3)	10.29%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP VALUE II (R5)	82.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	59.28%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	9.34%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (A)	15.87%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (A)	15.30%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

164

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (A)	12.71%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (A)	6.86%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

TAX-EXEMPT BOND (A)	6.77%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

TAX-EXEMPT BOND (C)	22.13%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (C)	14.31%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (C)	11.22%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

TAX-EXEMPT BOND (C)	8.91%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (C)	7.75%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (C)	6.32%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

165

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (C)	5.93%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (C)	5.20%	RBC CAPITAL MARKETS LLC
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL SUITE 1400
		MINNEAPOLIS MN 55401-7582

TAX-EXEMPT BOND (C)	5.15%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM XXXXXXXX
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

TAX-EXEMPT BOND (I)	37.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (I)	14.75%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #XXXXXXXX
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (I)	9.88%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (I)	6.77%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

TAX-EXEMPT BOND (I)	6.15%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (I)	5.67%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
Management Ownership
As of January 30, 2026, the Board Members and officers of the Funds, as a group, owned less than 1% of the outstanding shares of any class of any of the Funds.
166

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of Fund shares through participation in an employee benefit program that invests in Principal Funds, Inc. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about PGI’s portfolio managers first. Next, the section includes information about the sub-advisors’ portfolio managers alphabetically by sub-advisor.
Information in this section is as of October 31, 2025, unless otherwise noted.
167

Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jessica S. Bush: Diversified Income Fund
Registered investment companies	3	$5.4 billion	0	$0
Other pooled investment vehicles	1	$3.1 billion	0	$0
Other accounts	0	$0	0	$0
Brody Dass: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	12	$8.2 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	24	$159.2 million	0	$0
James W. Fennessey: LargeCap Growth I; LargeCap Value III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	7	$2.1 billion	0	$0
Other pooled investment vehicles	39	$77.5 billion	0	$0
Other accounts	26	$4.1 billion	0	$0
Todd A. Jablonski: Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070 Funds; and SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios

Registered investment companies	11	$4.8 billion	0	$0
Other pooled investment vehicles	38	$77.2 billion	0	$0
Other accounts	2	$59.5 million	0	$0
Michael Messina: LargeCap Growth I; LargeCap Value III; MidCap Value I; Overseas; SmallCap Growth I; and SmallCap Value II Funds
Registered investment companies	1	$1.2 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Benjamin E. Rotenberg: Diversified Income Fund
Registered investment companies	3	$5.4 billion	0	$0
Other pooled investment vehicles	1	$3.1 billion	0	$0
Other accounts	0	$0	0	$0
Chad Severin: Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070 Funds

Registered investment companies	6	$883.1 million	0	$0
Other pooled investment vehicles	38	$77.2 billion	0	$0
Other accounts	0	$0	0	$0
Scott Smith: Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070 Funds

Registered investment companies	6	$883.1 million	0	$0
Other pooled investment vehicles	51	$77.5 billion	0	$0
Other accounts	26	$4.1 billion	0	$0
Yesim Tokat-Acikel: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios
Registered investment companies	13	$8.2 billion	0	$0
Other pooled investment vehicles	4	$124.2 million	0	$0
Other accounts	32	$253.2 million	0	$0
168

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
May Tong: Diversified Income; LargeCap Growth I; LargeCap Value III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	10	$7.5 billion	0	$0
Other pooled investment vehicles	39	$80.3 billion	0	$0
Other accounts	0	$0	0	$0
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jessica S. Bush	Diversified Income	$10,001 - $50,000
Brody Dass	SAM Balanced	$10,001 - $50,000
Brody Dass	SAM Conservative Balanced	None
Brody Dass	SAM Conservative Growth	None
Brody Dass	SAM Flexible Income	None
Brody Dass	SAM Strategic Growth	None
169

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
James W. Fennessey	LargeCap Growth I	$100,001 - $500,000
James W. Fennessey	LargeCap Value III	$50,001 - $100,000
James W. Fennessey	MidCap Value I	$1 - $10,000
James W. Fennessey	Overseas	$1 - $10,000
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2015	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2025	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2035	None
James W. Fennessey	Principal LifeTime 2040	$10,001 - $50,000
James W. Fennessey	Principal LifeTime 2045	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2055	None
James W. Fennessey	Principal LifeTime 2060	None
James W. Fennessey	Principal LifeTime 2065	None
James W. Fennessey	Principal LifeTime 2070	None
James W. Fennessey	Principal LifeTime Hybrid Income	None
James W. Fennessey	Principal LifeTime Hybrid 2015	None
James W. Fennessey	Principal LifeTime Hybrid 2020	None
James W. Fennessey	Principal LifeTime Hybrid 2025	None
James W. Fennessey	Principal LifeTime Hybrid 2030	None
James W. Fennessey	Principal LifeTime Hybrid 2035	None
James W. Fennessey	Principal LifeTime Hybrid 2040	$100,001 - $500,000
James W. Fennessey	Principal LifeTime Hybrid 2045	None
James W. Fennessey	Principal LifeTime Hybrid 2050	None
James W. Fennessey	Principal LifeTime Hybrid 2055	None
James W. Fennessey	Principal LifeTime Hybrid 2060	None
James W. Fennessey	Principal LifeTime Hybrid 2065	None
James W. Fennessey	Principal LifeTime Hybrid 2070	None
James W. Fennessey	SmallCap Growth I	$500,001 - $1,000,000
James W. Fennessey	SmallCap Value II	$500,001 - $1,000,000
Todd A. Jablonski	Principal LifeTime Strategic Income	None
Todd A. Jablonski	Principal LifeTime 2015	None
Todd A. Jablonski	Principal LifeTime 2020	None
Todd A. Jablonski	Principal LifeTime 2025	None
Todd A. Jablonski	Principal LifeTime 2030	None
Todd A. Jablonski	Principal LifeTime 2035	None
Todd A. Jablonski	Principal LifeTime 2040	None
Todd A. Jablonski	Principal LifeTime 2045	None
Todd A. Jablonski	Principal LifeTime 2050	None
Todd A. Jablonski	Principal LifeTime 2055	None
Todd A. Jablonski	Principal LifeTime 2060	None
Todd A. Jablonski	Principal LifeTime 2065	None
Todd A. Jablonski	Principal LifeTime 2070	None
Todd A. Jablonski	Principal LifeTime Hybrid Income	None
Todd A. Jablonski	Principal LifeTime Hybrid 2015	None
Todd A. Jablonski	Principal LifeTime Hybrid 2020	None
Todd A. Jablonski	Principal LifeTime Hybrid 2025	None
Todd A. Jablonski	Principal LifeTime Hybrid 2030	None
Todd A. Jablonski	Principal LifeTime Hybrid 2035	None
Todd A. Jablonski	Principal LifeTime Hybrid 2040	$500,001 - $1,000,000
170

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Todd A. Jablonski	Principal LifeTime Hybrid 2045	None
Todd A. Jablonski	Principal LifeTime Hybrid 2050	None
Todd A. Jablonski	Principal LifeTime Hybrid 2055	None
Todd A. Jablonski	Principal LifeTime Hybrid 2060	None
Todd A. Jablonski	Principal LifeTime Hybrid 2065	None
Todd A. Jablonski	Principal LifeTime Hybrid 2070	None
Todd A. Jablonski	SAM Balanced	over $1,000,000
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	None
Todd A. Jablonski	SAM Flexible Income	None
Todd A. Jablonski	SAM Strategic Growth	over $1,000,000
Michael Messina	LargeCap Growth I	$10,001 - $50,000
Michael Messina	LargeCap Value III	None
Michael Messina	MidCap Value I	None
Michael Messina	Overseas	None
Michael Messina	SmallCap Growth I	$1 - $10,000
Michael Messina	SmallCap Value II	None
Benjamin E. Rotenberg	Diversified Income	$10,001 - $50,000
Chad Severin	Principal LifeTime Strategic Income	None
Chad Severin	Principal LifeTime 2015	None
Chad Severin	Principal LifeTime 2020	None
Chad Severin	Principal LifeTime 2025	None
Chad Severin	Principal LifeTime 2030	None
Chad Severin	Principal LifeTime 2035	None
Chad Severin	Principal LifeTime 2040	None
Chad Severin	Principal LifeTime 2045	None
Chad Severin	Principal LifeTime 2050	None
Chad Severin	Principal LifeTime 2055	None
Chad Severin	Principal LifeTime 2060	None
Chad Severin	Principal LifeTime 2065	None
Chad Severin	Principal LifeTime 2070	None
Chad Severin	Principal LifeTime Hybrid Income	None
Chad Severin	Principal LifeTime Hybrid 2015	None
Chad Severin	Principal LifeTime Hybrid 2020	None
Chad Severin	Principal LifeTime Hybrid 2025	None
Chad Severin	Principal LifeTime Hybrid 2030	None
Chad Severin	Principal LifeTime Hybrid 2035	None
Chad Severin	Principal LifeTime Hybrid 2040	None
Chad Severin	Principal LifeTime Hybrid 2045	None
Chad Severin	Principal LifeTime Hybrid 2050	None
Chad Severin	Principal LifeTime Hybrid 2055	None
Chad Severin	Principal LifeTime Hybrid 2060	None
Chad Severin	Principal LifeTime Hybrid 2065	None
Chad Severin	Principal LifeTime Hybrid 2070	None
Scott Smith	Principal LifeTime Strategic Income	None
Scott Smith	Principal LifeTime 2015	None
Scott Smith	Principal LifeTime 2020	None
Scott Smith	Principal LifeTime 2025	None
Scott Smith	Principal LifeTime 2030	None
Scott Smith	Principal LifeTime 2035	None
Scott Smith	Principal LifeTime 2040	None
Scott Smith	Principal LifeTime 2045	None
171

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Scott Smith	Principal LifeTime 2050	None
Scott Smith	Principal LifeTime 2055	None
Scott Smith	Principal LifeTime 2060	None
Scott Smith	Principal LifeTime 2065	None
Scott Smith	Principal LifeTime 2070	None
Scott Smith	Principal LifeTime Hybrid Income	None
Scott Smith	Principal LifeTime Hybrid 2015	None
Scott Smith	Principal LifeTime Hybrid 2020	None
Scott Smith	Principal LifeTime Hybrid 2025	None
Scott Smith	Principal LifeTime Hybrid 2030	None
Scott Smith	Principal LifeTime Hybrid 2035	None
Scott Smith	Principal LifeTime Hybrid 2040	None
Scott Smith	Principal LifeTime Hybrid 2045	None
Scott Smith	Principal LifeTime Hybrid 2050	$100,001 - $500,000
Scott Smith	Principal LifeTime Hybrid 2055	None
Scott Smith	Principal LifeTime Hybrid 2060	None
Scott Smith	Principal LifeTime Hybrid 2065	$1 - $10,000
Scott Smith	Principal LifeTime Hybrid 2070	None
Yesim Tokat-Acikel	SAM Balanced	$500,001 - $1,000,000
Yesim Tokat-Acikel	SAM Conservative Balanced	None
Yesim Tokat-Acikel	SAM Conservative Growth	None
Yesim Tokat-Acikel	SAM Flexible Income	None
Yesim Tokat-Acikel	SAM Strategic Growth	None
May Tong	Diversified Income	$50,001 - $100,000
May Tong	LargeCap Growth I	None
May Tong	LargeCap Value III	None
May Tong	MidCap Value I	None
May Tong	Overseas	None
May Tong	Principal LifeTime Strategic Income	None
May Tong	Principal LifeTime 2015	None
May Tong	Principal LifeTime 2020	None
May Tong	Principal LifeTime 2025	None
May Tong	Principal LifeTime 2030	None
May Tong	Principal LifeTime 2035	None
May Tong	Principal LifeTime 2040	None
May Tong	Principal LifeTime 2045	None
May Tong	Principal LifeTime 2050	None
May Tong	Principal LifeTime 2055	None
May Tong	Principal LifeTime 2060	None
May Tong	Principal LifeTime 2065	None
May Tong	Principal LifeTime 2070	None
May Tong	Principal LifeTime Hybrid Income	None
May Tong	Principal LifeTime Hybrid 2015	None
May Tong	Principal LifeTime Hybrid 2020	None
May Tong	Principal LifeTime Hybrid 2025	None
May Tong	Principal LifeTime Hybrid 2030	None
May Tong	Principal LifeTime Hybrid 2035	None
May Tong	Principal LifeTime Hybrid 2040	None
May Tong	Principal LifeTime Hybrid 2045	None
May Tong	Principal LifeTime Hybrid 2050	None
172

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
May Tong	Principal LifeTime Hybrid 2055	None
May Tong	Principal LifeTime Hybrid 2060	None
May Tong	Principal LifeTime Hybrid 2065	None
May Tong	Principal LifeTime Hybrid 2070	None
May Tong	SmallCap Growth I	None
May Tong	SmallCap Value II	None

173

Advisor: Principal Global Investors, LLC (Principal Edge Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: Equity Income and Principal Capital Appreciation Funds
Registered investment companies	4	$2.7 billion	0	$0
Other pooled investment vehicles	3	$330.3 million	0	$0
Other accounts	39	$4.5 billion	0	$0
Theodore Jayne: Principal Capital Appreciation Fund
Registered investment companies	2	$347.7 million	0	$0
Other pooled investment vehicles	1	$141.1 million	0	$0
Other accounts	4	$836.2 million	0	$0
Sarah E. Radecki: Equity Income Fund
Registered investment companies	2	$2.3 billion	0	$0
Other pooled investment vehicles	2	$189.1 million	0	$0
Other accounts	34	$3.6 billion	0	$0
Nedret Vidinli: Equity Income Fund
Registered investment companies	1	$691.7 million	0	$0
Other pooled investment vehicles	1	$172.3 million	0	$0
Other accounts	11	$446.9 million	0	$0
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
174

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	Equity Income	over $1,000,000
Daniel R. Coleman	Principal Capital Appreciation	$500,001 - $1,000,000
Theodore Jayne	Principal Capital Appreciation	$500,001 - $1,000,000
Sarah E. Radecki	Equity Income	over $1,000,000
Nedret Vidinli	Equity Income	$500,001 - $1,000,000
175

Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul H. Blankenhagen: Diversified International and International Equity(1) Funds
Registered investment companies	2	$1.4 billion	0	$0
Other pooled investment vehicles	4	$18.9 billion	0	$0
Other accounts	17	$2.4 billion	1	$271.8 million
Emily Foshag: SmallCap Fund
Registered investment companies	3	$316.2 million	0	$0
Other pooled investment vehicles	2	$528.8 million	0	$0
Other accounts	16	$2.0 billion	2	$515.9 million
Daniel Graña: Global Emerging Markets Fund
Registered investment companies	1	$83.2 million	0	$0
Other pooled investment vehicles	1	$418.9 million	0	$0
Other accounts	0	$0	0	$0
John Paul Lech: Global Emerging Markets Fund
Registered investment companies	3	$5.6 billion	0	$0
Other pooled investment vehicles	2	$418.9 million	0	$0
Other accounts	0	$0	0	$0
George Maris: Diversified International and International Equity(1) Funds
Registered investment companies	2	$1.4 billion	0	$0
Other pooled investment vehicles	4	$18.9 billion	0	$0
Other accounts	17	$2.4 billion	1	$271.9 million
K. William Nolin: MidCap Fund
Registered investment companies	5	$12.8 billion	0	$0
Other pooled investment vehicles	3	$4.0 billion	0	$0
Other accounts	78	$19.4 billion	0	$0
Phil Nordhus: SmallCap Fund
Registered investment companies	1	$174.5 million	0	$0
Other pooled investment vehicles	1	$469.6 million	0	$0
Other accounts	16	$2.0 billion	2	$515.9 million
Tyler O’Donnell: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	18	$23.8 billion	0	$0
Other pooled investment vehicles	6	$61.1 billion	0	$0
Other accounts	4	$3.1 billion	0	$0
Brian W. Pattinson: SmallCap Fund
Registered investment companies	3	$736.1 million	0	$0
Other pooled investment vehicles	3	$1.46 billion	0	$0
Other accounts	34	$3.3 billion	2	$515.9 million
Matthew Peron: Diversified International and International Equity (1) Funds
Registered investment companies	2	$1.4 billion	0	$0
Other pooled investment vehicles	4	$18.9 billion	0	$0
Other accounts	17	$2.4 billion	1	$271.9 million
Tom Rozycki: MidCap Fund
Registered investment companies	5	$12.8 billion	0	$0
Other pooled investment vehicles	3	$4.0 billion	0	$0
Other accounts	78	$19.4 billion	0	$0
Aaron J. Siebel: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	22	$28.6 billion	0	$0
Other pooled investment vehicles	6	$61.1 billion	0	$0
Other accounts	5	$4.5 billion	0	$0
(1)Effective July 31, 2024, the International Fund I changed its name to the International Equity Fund.
176

Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul H. Blankenhagen	Diversified International	over $1,000,000
Paul H. Blankenhagen	International Equity	over $1,000,000
Emily Foshag	SmallCap	$500,001 - $1,000,000
Daniel Graña	Global Emerging Markets Fund	over $1,000,000
John Paul Lech	Global Emerging Markets Fund	$100,001 - $500,000
George P. Maris	Diversified International	over $1,000,000
George P. Maris	International Equity	over $1,000,000
K. William Nolin	MidCap	over $1,000,000
Phil Nordhus	SmallCap	over $1,000,000
Tyler O’Donnell	LargeCap S&P 500 Index	$1 - $10,000
Tyler O’Donnell	MidCap S&P 400 Index	$1 - $10,000
Tyler O’Donnell	SmallCap S&P 600 Index	$1 - $10,000
Brian Pattinson	SmallCap	over $1,000,000
Matthew Peron	Diversified International	over $1,000,000
Matthew Peron	International Equity	over $1,000,000
Tom Rozycki	MidCap	over $1,000,000
Aaron J. Siebel	LargeCap S&P 500 Index	$1 - $10,000
Aaron J. Siebel	MidCap S&P 400 Index	$1 - $10,000
Aaron J. Siebel	SmallCap S&P 600 Index	$1 - $10,000

177

Advisor: Principal Global Investors, LLC (Principal Finisterre Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Damien Buchet: Finisterre Emerging Markets Total Return Bond Fund
Registered Investment Companies	1	$309.4 million	0	$0
Other Pooled Investment Vehicles	1	$75.6 million	0	$0
Other accounts	0	$0	0	$0
Christopher Watson: Finisterre Emerging Markets Total Return Bond Fund
Registered Investment Companies	1	$309.4 million	0	$0
Other Pooled Investment Vehicles	1	$75.6 million	0	$0
Other accounts	0	$0	0	$0
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Funds’ investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into funds managed by the team via a co-investment program and is subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment) and talent retention.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Damien Buchet	Finisterre Emerging Markets Total Return Bond	None
Christopher Watson	Finisterre Emerging Markets Total Return Bond	$500,001 - $1,000,000
178

Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jeff Callahan(1)(2): Core Fixed Income, Inflation Protection, International Bond and Short-Term Income Funds
Registered investment companies	3	$5.0 billion	0	$0
Other pooled investment vehicles	5	$17.1 billion	0	$0
Other accounts	19	$720.1 million	0	$0
Bryan C. Davis: Core Fixed Income, Core Plus Bond, and Government & High Quality Bond Funds
Registered investment companies	7	$1.9 billion	0	$0
Other pooled investment vehicles	8	$8.5 billion	0	$0
Other accounts	28	$5.9 billion	1	$1.0 million
Mark P. Denkinger: High Yield Fund
Registered investment companies	10	$663.9 million	0	$0
Other pooled investment vehicles	11	$618.1 million	0	$0
Other accounts	37	$8.1 billion	0	$0
John R. Friedl: Core Fixed Income and Core Plus Bond Funds
Registered investment companies	14	$3.9 billion	0	$0
Other pooled investment vehicles	9	$5.0 billion	0	$0
Other accounts	14	$322.4 million	0	$0
Zach Gassmann(2): Government & High Quality Bond and Inflation Protection Funds
Registered investment companies	11	$1.8 billion	0	$0
Other pooled investment vehicles	8	$4.8 billion	0	$0
Other accounts	11	$3.0 billion	0	$0
Michael Goosay: Core Fixed Income, Core Plus Bond, and Short-Term Income Funds
Registered investment companies	2	$381.1 million	0	$0
Other pooled investment vehicles	4	$5.0 billion	0	$0
Other accounts	15	$1.7 billion	1	$397.6 million
Allison Hitchings: Government Money Market and Money Market Funds
Registered investment companies	1	$487,336	0	$0
Other pooled investment vehicles	1	$1.3 billion	0	$0
Other accounts	2	$16.6 million	0	$0
James Noble: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	1	$181.4 million	0	$0
Other pooled investment vehicles	3	$28.9 million	0	$0
Other accounts	9	$249.7 million	0	$0
Tina Paris: Core Plus Bond Fund
Registered investment companies	1	$248.2 million	0	$0
Other pooled investment vehicles	11	$8.5 billion	0	$0
Other accounts	16	$1.9 billion	0	$0
Scott J. Peterson: Short-Term Income Fund
Registered investment companies	7	$10.9 billion	0	$0
Other pooled investment vehicles	1	$2.0 billion	0	$0
Other accounts	2	$5.6 million	0	$0
Joshua Rank: High Yield Fund
Registered investment companies	10	$663.9 million	0	$0
Other pooled investment vehicles	11	$618.1 million	0	$0
Other accounts	37	$8.1 billion	0	$0
179

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Tracy Reeg: Government Money Market and Money Market Funds
Registered investment companies	1	$487,336	0	$0
Other pooled investment vehicles	1	$1.3 billion	0	$0
Other accounts	2	$16.6 million	0	$0
Chee Sin Koh(1)(3): International Bond Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	6	$1.9 billion	0	$0
Darrin E. Smith: High Yield Fund
Registered investment companies	10	$663.9 million	0	$0
Other pooled investment vehicles	11	$618.1 million	0	$0
Other accounts	37	$8.1 billion	0	$0
James Welch: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	1	$181.4 million	0	$0
Other pooled investment vehicles	3	$28.9 million	0	$0
Other accounts	9	$249.7 million	0	$0
(1) The International Bond Fund is new as of March 1, 2026.
(2) Jeff Callahan and Zach Gassmann became Portfolio Managers of the Inflation Protection Fund effective March 1, 2026.
(3) Information as of January 31, 2026.
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG's employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).

180

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jeff Callahan	Core Fixed Income	$1 - $10,000
Jeff Callahan	Inflation Protection(1)	None
Jeff Callahan	International Bond(2)	None
Jeff Callahan	Short-Term Income	$10,001 - $50,000
Bryan C. Davis	Core Fixed Income	None
Bryan C. Davis	Core Plus Bond	$100,001 - $500,000
Bryan C. Davis	Government & High Quality Bond	$100,001 - $500,000
Mark P. Denkinger	High Yield	over $1,000,000
John R. Friedl	Core Fixed Income	$100,001 - $500,000
John R. Friedl	Core Plus Bond	$1 - $10,000
Zach Gassmann	Government & High Quality Bond	$100,001 - $500,000
Zach Gassmann	Inflation Protection(1)	None
Michael Goosay	Core Fixed Income	$100,001 - $500,000
Michael Goosay	Core Plus Bond	$100,001 - $500,000
Michael Goosay	Short-Term Income	$10,001 - $50,000
Allison Hitchings	Government Money Market	None
Allison Hitchings	Money Market	None
James Noble	California Municipal	$1 - $10,000
James Noble	Tax-Exempt Bond	$100,001 - $500,000
Tina Paris	Core Plus Bond	$100,001 - $500,000
Scott J. Peterson	Short-Term Income	$100,001 - $500,000
Joshua Rank	High Yield	over $1,000,000
Tracy Reeg	Government Money Market	$1 - $10,000
Tracy Reeg	Money Market	None
Chee Sin Koh	International Bond(2)	None
Darrin E. Smith	High Yield	$500,001 - $1,000,000
James Welch	California Municipal	$1 - $10,000
James Welch	Tax-Exempt Bond	$100,001 - $500,000
(1) Information as of January 31, 2026.
(2) The International Bond Fund is new as of March 1, 2026.
181

Sub-Advisor: Principal Real Estate Investors, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Keith Bokota: Real Estate Securities Fund
Registered investment companies	3	$596.1 million	0	$0
Other pooled investment vehicles	2	$1.7 billion	0	$0
Other accounts	46	$3.3 billion	1	$116.7 million
Simon Hedger: Global Real Estate Securities Fund
Registered investment companies	4	$692.6 million	0	$0
Other pooled investment vehicles	4	$743.8 million	0	$0
Other accounts	38	$4.7 billion	2	$167.1 million
Anthony Kenkel: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	7	$1.3 billion	0	$0
Other pooled investment vehicles	5	$2.5 billion	0	$0
Other accounts	86	$8.2 billion	3	$283.8 million
Kelly D. Rush: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	9	$9.1 billion	0	$0
Other pooled investment vehicles	5	$2.5 billion	0	$0
Other accounts	86	$8.2 billion	3	$283.8 million
Compensation
Principal Real Estate Investors, LLC offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance for purposes of the variable component is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral schedule. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
182

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Keith Bokota	Real Estate Securities	over $1,000,000
Simon Hedger	Global Real Estate Securities	over $1,000,000
Anthony Kenkel	Global Real Estate Securities	over $1,000,000
Anthony Kenkel	Real Estate Securities	over $1,000,000
Kelly D. Rush	Global Real Estate Securities	over $1,000,000
Kelly D. Rush	Real Estate Securities	over $1,000,000
183

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE:	Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
184

Description of S&P Global Ratings’ Credit Rating Definitions:
S&P Global’s credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC, CC and C:
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
185

NR:	Indicates that a rating has not been assigned or is no longer assigned.
SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed debt restructuring the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:	A speculative capacity to pay principal and interest.
D:
Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

186

APPENDIX B – PRICE MAKE UP SHEET

Class A
Maximum Offering Price Calculation
(as of October 31, 2025)

	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund/Portfolio

California Municipal	$9.83	=	$10.21
	(1-.0375)

Core Fixed Income	$8.72	=	$8.92
	(1-.0225)

Core Plus Bond	$9.20	=	$9.56
	(1-.0375)

Diversified Income	$12.05	=	$12.52
	(1-.0375)

Diversified International	$16.74	=	$17.71
	(1-.0550)

Equity Income	$42.84	=	$45.33
	(1-.0550)

Global Emerging Markets	$35.24	=	$37.29
	(1-.0550)

Global Real Estate Securities	$8.96	=	$9.48
	(1-.0550)

Government & High Quality Bond	$9.16	=	$9.37
	(1-.0225)

High Yield	$6.79	=	$7.05
	(1-.0375)

LargeCap Growth I	$17.10	=	$18.10
	(1-.0550)

LargeCap S&P 500 Index	$33.18	=	$33.69
	(1-.0150)

MidCap	$43.17	=	$45.68
	(1-.0550)

187

Class A
Maximum Offering Price Calculation
(as of October 31, 2025)

	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)	=	Maximum Offering Price

Fund/Portfolio
MidCap Value I	$15.94	=	$16.87
	(1-.0550)

Money Market	$1.00	=	$1.00
	(1-.0000)

Principal Capital Appreciation	$90.63	=	$95.90
	(1-.0550)

Principal LifeTime 2020	$13.35	=	$13.87
	(1-.03750)

Principal LifeTime 2030	$15.55	=	$16.16
	(1-.03750)

Principal LifeTime 2040	$17.50	=	$18.52
	(1-.0550)

Principal LifeTime 2050	$19.71	=	$20.86
	(1-.0550)

Principal LifeTime Strategic Income	$12.28	=	$12.76
	(1-.0375)

Real Estate Securities	$28.06	=	$29.69
	(1-.0550)

SAM Balanced	$17.98	=	$19.03
	(1-.0550)

SAM Conservative Balanced	$13.42	=	$14.20
	(1-.0550)

SAM Conservative Growth	$21.76	=	$23.03
	(1-.0550)

SAM Flexible Income	$12.87	=	$13.37
	(1-.0375)

SAM Strategic Growth	$25.64	=	$27.13
	(1-.0550)

188

Class A
Maximum Offering Price Calculation
(as of October 31, 2025)

	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)	=	Maximum Offering Price

Fund/Portfolio
Short-Term Income	$12.16	=	$12.44
	(1-.0225)

SmallCap	$28.70	=	$30.37
	(1-.0550)

Tax-Exempt Bond	$6.69	=	$6.95
	(1-.0375)

189

APPENDIX C – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The proxy voting policy for the Principal Funds is first, followed by PGI’s proxy voting policy, and followed by the proxy voting policies for the sub-advisors, alphabetically.
190

Proxy Voting Policies and Procedures For
Principal Funds, Inc. (“PFI”)
Principal Variable Contracts Funds, Inc.(“PVC”)
Principal Exchange-Traded Funds (“PETF”)
(each a “Fund” and together “the Principal Funds”)
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Principal Global Investors (“PGI”) or to the Fund’s sub-advisor, as appropriate. PGI and each sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Fund’s Board. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
Funds that operate as funds of funds invest in shares of other Funds of PFI and PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
The Funds have a policy prohibiting investment in PFG securities except for those Funds that track an index and are permitted to do so under SEC no-action relief. If any such securities are owned in any of the Funds’ portfolios, the Investment Adviser will vote according to third-party guidelines. PGI has a policy to not buy securities of affiliated entities in the portfolios they manage.
Further, for PVC, Principal Life votes each Fund’s shares allocated to each of its registered separate accounts and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Fund held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners, regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Funds held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that a Fund’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Fund shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.
Each quarter, the adviser or sub-adviser must provide to the Principal Funds:
1.Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and
2.Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.
Annually, the adviser or sub-adviser must provide to the Principal Funds, no later than July 31, their proxy voting data for each vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management.

Principal Global Investors, LLC
Proxy Voting Policies and Procedures
March 2025

Introduction
Principal Global Investors, LLC (doing business as Principal Asset Management) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As a registered investment adviser, Principal Asset Management has a fiduciary duty to act in the best interests of its clients. Principal Asset Management recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, the Principal Asset Management Proxy Voting Policies and Procedures (the “Policy”), is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non- US issuers on behalf of clients of Principal Asset Management who have delegated such authority and discretion.
Relationship between Investment Strategy, Sustainable Investing and Proxy Voting
Principal Asset Management has a fiduciary duty to make investment decisions that are in its clients’ best interests to maximize the value of their shares. Proxy voting is an important part of the process through which Principal Asset Management can support strong corporate governance structures, shareholder rights and transparency. Principal Asset Management also believes a company’s positive environmental and social practices may reduce risk and, in turn, influence the value of a company. Principal Asset Management may take these factors into consideration, alongside other non-sustainability factors, when voting proxies in its effort to seek the best economic outcome for its clients. Shareholder proposals often address matters that are in direct conflict with the opinions of company management. As a result, we believe additional scrutiny is required and, therefore, all shareholder proposals are escalated to the investment teams for a final voting decision.
Roles and Responsibilities
Role of the Proxy Voting Committee
Principal Asset Management Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a representative from Principal Asset Management Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the Principal Asset Management clients (collectively, "Authorized Persons").
The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.
Principal Global Investors, LLC (“PGI”) began using Principal Asset Management (“Principal AM”) as a DBA (doing business as) name and PGI will be referenced throughout this document as Principal AM (or “the Firm”). While Principal AM may include other entities, this Charter refers specifically to PGI and Principal Real Estate.

Role of Portfolio Management
While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, Principal Asset Management may vote differently on the same matter for different accounts as determined by each investment team.
Proxy Voting Guidelines
The Proxy Voting Committee and Chief Investment Officer, on an annual basis, or more frequently as needed, will establish a working group to review draft proxy voting guidelines recommended to the Committee (“Draft Guidelines”). The Guidelines Working Group will collect feedback and propose Draft Guidelines for adoption by the Committee. Each investment team maintains autonomy to select the most correlated Guidelines for their strategies. Collectively, these guidelines will constitute the current Proxy Voting Guidelines of Principal Asset Management and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients. Exhibit A (Proxy Voting Philosophy Summary) provides an overview of our current philosophy underlying our three core Guidelines; Base, Sustainable and Board Aligned. Full overviews of each of these custom Guidelines are maintained and available.
There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct Principal Asset Management to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, Principal Asset Management may deviate from the Guidelines on an exception basis if the investment team or Principal Asset Management has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.
The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, Principal Asset Management will consider the relevant facts and circumstances of a particular vote and then vote in a manner Principal Asset Management believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues believed to be in the best interests of the client.
Use of Proxy Advisory Firms
Principal Asset Management has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom Principal Asset Management has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although Principal Asset Management has retained the Proxy Advisory Firm for Proxy Voting Services, the entity remains responsible for proxy voting decisions. Principal Asset Management has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support its voting in accordance with this Policy.

Oversight of Proxy Advisory Firms
Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by Principal Asset Management, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of Principal Asset Management’s clients, and consistent with its voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by Principal Asset Management are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to Principal Asset Management (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that Principal Asset Management considers material to Proxy Voting Services, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify Principal Asset Management if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, Principal Asset Management may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.
Procedures for Voting Proxies
To increase the efficiency of the voting process, Principal Asset Management utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings. Issuers initially send proxy information to the clients’ custodians.
Principal Asset Management instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides Principal Asset Management with research related to each resolution. Principal Asset Management analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines. A client may direct Principal Asset Management to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. Principal Asset Management may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations. Principal Asset Management seeks to vote (or refrain from voting) proxies for its clients in a manner determined to be in their best financial interests. In some cases, Principal Asset Management may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. Principal Asset Management may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Principal Asset Management, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines
Where the Guidelines address the proxy matter being voted on, the Proxy Advisory Firm will generally process all proxy votes in accordance with the Guidelines. In the case of Shareholder Proposals for actively held securities, all ballots will be escalated to the applicable investment team to make a case-by-case determination of the vote decision. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to Principal Asset Management Compliance to approve and once approved administered by Principal Asset Management Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting authority. In certain cases, a client may have elected to have Principal Asset Management administer a custom policy which is unique to the Client. If Principal Asset Management is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.
Procedures for Proxy Issues Outside the Guidelines
To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from Principal Asset Management. Principal Asset Management may consider the spirit of the Guidelines and instruct the vote on such issues in a manner believed to be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which Principal Asset Management exercises voting discretion, which shall include instances where issues fall outside the Guidelines.
Securities Lending
Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform Principal Asset Management as part of their contract with Principal Asset Management if they require Principal Asset Management to take actions in regard to voting securities that have been lent. If not commemorated in such agreement nor dictated by regulatory requirements, Principal Asset Management will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.
In the case of lending, Principal Asset Management maintains one share for each company security out on loan by the client. Principal Asset Management will vote the remaining share in these circumstances.
In cases where Principal Asset Management does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Principal Asset Management) prior to the proxy-voting deadline, Principal Asset Management or the Proxy Advisory Firm may be unable to vote.
Regional Variances in Proxy Voting
Principal Asset Management utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.
With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may be determined by Principal Asset Management that the anticipated economic benefit outweighs the expected cost of voting. Principal Asset Management intends to make their determination on whether to vote proxies of non-U.S. companies on a case- by-case basis. In doing so, Principal Asset Management shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. Principal Asset Management periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect Principal Asset Management’s determinations and procedures.
Conflicts of Interest
Principal Asset Management recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when Principal Asset Management encounters a potential conflict to ensure that its voting decisions are based on maximizing shareholder value and are not the product of a conflict.
Addressing Conflicts of Interest – Exception Process
Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to Principal Asset Management Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation. The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. Principal Asset Management Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.
If Principal Asset Management Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.
In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:
•The percentage of outstanding securities of the issuer held on behalf of clients by Principal Asset Management;
•The nature of the relationship of the issuer with the Principal Asset Management, its affiliates or its executive officers;
•Whether there has been any attempt to directly or indirectly influence the investment team’s decision;
•Whether the direction of the proposed vote would appear to benefit Principal Asset Management or a related party; and/or
•Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.
To further address potential conflicts of interest for any proxy votes specific to Principal Financial Group common stock, the exception process is not applicable. In the case of any proprietary electronically traded funds (“ETF”s), mutual funds or other comingled proprietary vehicles, PGI will vote in the same proportion as all other voting shareholders of the underlying fund/vehicle, which is referred to as echo voting, and the exception process is not applicable If echo voting is not available or operationally feasible, Principal Asset Management may abstain from voting.

In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. Principal Asset Management Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If Principal Asset Management Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.
Availability of Proxy Voting Information and Recordkeeping
Disclosure
Principal Asset Management publicly discloses on our website Principal Asset Management Vote Disclosure The interactive voting dashboard, allows for dynamic disclosure of the manner in which votes were cast, including details related to (i) votes against management, (ii) abstentions, (iii) vote rationale, and (iii) voting metrics. For more information, Clients may contact Principal Asset Management for details related to how Principal Asset Management has voted with respect to securities held in the Client’s account. On request, Principal Asset Management will provide clients with a summary of Principal Asset Management’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. Principal Asset Management will also include such information described in the preceding two sentences in Part 2A of its Form ADV.
Recordkeeping
Principal Asset Management will keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and responses from Principal Asset Management (whether a client’s request was oral or in writing); (vi) any documents prepared by Principal Asset Management that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and reviewed by Principal Asset Management as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to Principal Asset Management; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

Appendix
Proxy Voting Philosophy
Principal Asset Management’s Proxy Voting Philosophy is built on an unwavering commitment of creating long- term value for our shareholders and investing in businesses sharing this commitment. While we think setting and executing corporate policies should generally rest with a company’s board of directors and executive management, we also think shareholders play a critical role in holding these parties accountable. We take this responsibility seriously. Our policy is implemented globally, taking into consideration the relevant legal and regulatory requirements in each region.
Our philosophy is structured around four key themes:
•Board Structure and Composition
•Board Oversight of Risk and Strategy
•Board Oversight of Executive Selection and Compensation
•Shareholder Rights and Protections
The positions described below should be understood as principles underlying our general philosophy and not as strict requirements to be followed with respect to each and every proxy vote.
Board Structure, Composition, and Accountability
The philosophy of our active investment teams: Our clients, as shareholders, own the corporation. Boards of directors are accountable to them. Corporate management, in turn, is accountable to its board. As investors, we need to be comfortable delegating trust and responsibility to these parties – and these parties should have the appropriate discretion to manage a company’s affairs with an awareness of the company’s particular circumstances. We guide our proxy voting in this area to help ensure our clients are invested in companies with trustworthy and effective boards. Examples of relevant principals underlying this philosophy include but are not limited to:
•Independence – A majority of board members are expected to be substantially independent from the company – not company executives, not key customers or suppliers, and not executives who sit on one another’s boards. Non-independent board members should be prohibited from serving on key board committees such as audit, compensation, nominating and governance. In addition, board leadership should be independent of company management either through an independent chair or lead independent director with sufficient authority.
•Board composition and selection – A board must possess the fully array of skills and experience necessary to oversee and guide the company it serves. We expect boards to curate an inventory of necessary skills and experiences and ensure full representation across the board. For new board members, boards should recruit unbiased slates of candidates who reflect the skills needed by the board.
•Board size – A board should bring a wide range of relevant perspectives, incorporate skills aligning with business needs, and include enough members to ensure sufficient levels of independence for key committees.
•Capacity and commitments of board members – Board members should demonstrate a capacity to fulfill their roles and a commitment to the responsible discharge of their duties. This includes attendance of at least 75% of board meetings and participation in no more than four other public company boards.
•Accountability – As shareholder representatives, board members should be held to a high standard with their performance assessed on a regular basis. As such, shareholders should have the right to vote on the entire slate of directors on an annual basis.

Board Oversight of Risk and Strategy
The philosophy of our active investment teams: The oversight, guidance, and support a board of directors provides to a management team is critical to the execution of its long-term corporate strategy and ultimately, the creation of shareholder value. We expect boards to assist in identifying material risks to the company’s strategy, disclosure practices, and execution and to provide risk mitigation insight and monitoring. Examples of relevant principles underlying this philosophy include but are not limited to:
•Capital Structure – Increases in authorized shares outstanding are generally accepted if the proposed authorization results in an increase in shares authorized of 10% or less over a 2-year period. Proposals to create, modify, or issue common and preferred stock are generally accepted if the rights of the issuance are not superior to the rights of the current shareholders, subject to the principal that the authorization increase is limited to 10% of less over a 2-year period.
•Mergers and Acquisitions – We expect boards to actively review potential targets and offers, assessing all such activities with shareholder value creation as the primary consideration. As investors, we recognize all merger and acquisition proposals are unique and should be assessed on their individual merit, including the deal premium, strategic rationale and possibility of competing offers.
•Auditors – A board of directors should oversee the company’s third-party auditor to ensure an independent and accurate assessment of the company’s financial position is being portrayed. This should include a regular review of auditor qualifications, independence and competency.
•Climate Reporting – We expect boards and managements to assess financially material climate risks to the business and, when relevant, provide the disclosure necessary for a reasonable investor to make informed decisions regarding potential impacts upon shareholder value.
Board Oversight of Executive Selection and Compensation
The philosophy of our active investment teams: A key aspect of a board of directors’ governance responsibility is the support, selection and assessment of the management team. Boards should hold executives to clear value creation and be willing to make changes to management when shareholder value creation falls short of reasonable potential. Boards should also create and maintain formal succession plans to ensure continuity and minimize key person risk. Examples of relevant principles underlying this philosophy include but are not limited to:
•Executive Pay – A board should have a clear philosophy on executive pay and maintain an independent compensation committee focused on attracting and retaining executives who will drive shareholder value over time. Executives’ pay and long-term performance should align executives with shareholders through measures of financial performance relative to financial targets aligned with value generation, and the performance of relevant peers. Likewise, we expect the board of directors to be aligned with shareholders through financial incentives and share ownership.
•Stock Based Compensation – We support the use of share-based incentive plans intended to increase the share ownership by management and align shareholder interests with management. Such plans should take into consideration the dollar cost of the plans to shareholders and the appropriateness of financial targets included in the plans. However, we believe that retroactive re-pricing of underwater options is indicative of poor corporate governance and will generally vote in opposition to a repricing scheme.
•Say on Pay Frequency – In order to ensure alignment between pay and performance, we support annual advisory votes to approve executive compensation.
•Executive Selection and Succession – We expect a board of directors to carry out a thorough executive selection process considering a range of qualified candidates with a variety of skills and backgrounds. It is ultimately the responsibility of a board to select the candidate they think will best generate long-term value for shareholders.

Shareholder Rights and Protections
The philosophy of our active investment teams: As investors, we view the protection of shareholder rights as integral to proper corporate governance and think major corporate changes require prior shareholder approval. We also recognize there are costs associated with shareholder proposals and think ownership thresholds are appropriate in many circumstances. We oppose all structural impediments to increasing shareholder value.
Examples of relevant principles underlying this philosophy include but are not limited to:
•Shareholder Rights Plans “Poison Pills” – We generally oppose the use of poison pills unless a “pill” is approved by shareholders and does not hamper value creation.
•Supermajority Voting – A majority vote of shareholders should be sufficient to approve items such as bylaws and acquisitions. Supermajority requirements have the potential to erode the rights of minority shareholders and are viewed negatively.
•Unequal Voting Rights – We support equal voting rights and think voting power should be allocated in direct proportion to the shareholders’ equity ownership. Accordingly, we believe that dual share classes generally present more disadvantages than advantages to long-term investors and will generally vote against proposals to create or continue such structures. Notable exceptions include Real Estate Investment Trusts.
•Shareholder Rights – We think shareholders generally have the right to nominate directors, call special meetings and act without holding a meeting in certain circumstances. However, we also recognize there is potential for abuse and therefore support reasonable ownership thresholds.
•Capital Structure – The decision to issue or repurchase stock, issue debt or split shares is made by a board presumably with the intent of improving the overall capital structure, investing in growth, reaching a broader investment audience, enhancing shareholder value, and/or managing challenging liquidity/leverage circumstances. As such, we review these decisions on a case-by-case basis taking into consideration the degree of dilution and impact on liquidity. Proposals to create, modify or issue common and preferred stock are generally accepted if the rights of the issuance are not superior to the rights of current shareholders subject to the principal that an authorization increase is limited to 10% or less over a 2-year period.
A Note on Shareholder Proposals
Shareholder Proposals are often company specific making a one-size fits all approach to voting suboptimal. For that reason, shareholder proposals are escalated to the active investment teams for case-by-case analysis and decision making. Voting decisions are made by weighing the financial materiality of the proposal against any opposing rationale from company management, with the ultimate determination driven by the economic best interest of shareholders. While votes are generally cast consistently across the investment teams, there may be situations where portfolio managers holding the same security disagree on what is in the best interests of their shareholders.
Passive Strategy Voting
Our passively managed strategies follow the same voting philosophy as our actively managed strategies. In the absence of a determination by our active investment teams, our passive strategies will typically vote in alignment with management. We think managements and boards of directors should have comprehensive insights into the company's long-term strategy and operations. This insight puts them in a sound position to determine the financial materiality of proposals and their alignment with the economic interest of shareholders in the absence of an evaluation by our active teams.
We execute this philosophy through our Proxy Voting Guidelines as overseen by our Proxy Voting committee. Strategies are aligned to one of our custom Guidelines - Base, Sustainable and Board Aligned. We provide clients with transparency into our voting history and rationale via our interactive website. In most strategies, clients may also choose to vote their own shares or request a custom set of vote guidelines aligning with their own specific requirements.

ALLIANCEBERNSTEIN
Proxy Voting and Governance Policy
March 2025

Table of Contents
Introduction    3
Research Underpins Decision Making    3
Research Services    3
Engagement    4
Escalation Strategies    4
Proxy Voting Guidelines    4
Shareholder Proposal Assessment Framework    4
Director Elections    5
Majority Vote Standard    5
Board Leadership    6
Classified Board    6
Board Capacity    6
Board Diversity    6
Compensation    7
Executive Compensation    7
Equity Compensation Plans    8
Director Compensation    8
Auditors    8
Transactions and Special Situations    8
Transactions, Restructurings, Mergers and Acquisitions    8
Shareholder Rights Plans    9
Shareholder Rights    9
Capital Structure    9
Proxy Access    9
Majority Vote Standard for Charter & Bylaw Amendments    9
Special Meetings    10
Written Consent    10
Material Environmental and Social Issues    10
Climate    10
Biodiversity    11
Political Spending    11
Human Capital Management    11

Conflicts of Interest    12
Introduction    12
Adherence to Stated Proxy Voting Policies    12
Disclosure of Conflicts    12
Potential Conflicts    13
Handling Potential Conflicts of Interest    13
Review of Third-Party Proxy Service Vendors    13
Confidential Voting    14
A Note Regarding AB’s Structure    14
Voting Transparency    14
Record Keeping    15
Proxy Voting and Governance Policy    15
Proxy Statements Received Regarding Clients’ Securities    15
Records of Votes Cast on Behalf of Clients    15
Pre-Disclosure of Vote Intentions on Select Proposals    15
Documents Prepared by AB that Are Material to Voting Decisions    15
Proxy Voting Procedures    15
Voting Administration    15
Share Blocking and Abstaining from Voting Client Securities    16
Loaned Securities    16

Introduction
AllianceBernstein L.P.’s (“AB,” “we,” “us,” “our” and similar terms) mission is to work in our clients’ best financial interests to deliver better investment outcomes through differentiated research insights and innovative portfolio solutions. As a fiduciary and investment adviser, we place the interests of our clients first and treat all our clients fairly and equitably, and we have an obligation to responsibly allocate, manage and oversee their investments to seek sustainable, long-term shareholder value.
AB has authority to vote proxies relating to securities in certain client portfolios and, accordingly, AB’s fiduciary obligations extend to AB’s exercise of such proxy voting authority for each client AB has agreed to exercise that duty. AB’s general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, "proxies"), in a manner that serves the best financial interests of each respective client as determined by AB in its discretion, after consideration of the relevant clients' investment strategies, and in accordance with this Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”) and the operative agreements governing the relationship with each respective client (“Governing Agreements”). This Policy outlines our principles for proxy voting, includes a wide range of issues that often appear on voting ballots, and applies to all of AB’s internally managed assets, globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“Investment Stewardship Team”), to ensure that this Policy and its procedures are implemented consistently.1
This Policy forms part of a suite of policies and frameworks including AB’s Stewardship Statement (https://www.alliancebernstein.com/content/dam/corporate/corporate-pdfs/ab-global-stewardship-statement-and-report.pdf) that outline our approach to investment stewardship. Proxy voting is an integral part of this process, enabling us to support sound corporate governance practices, strong shareholder rights, transparent disclosures, and encourage effective oversight of material issues.
This Policy is overseen by the Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior representatives from Investments, Legal and Operations. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in the Policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.
Research Underpins Decision Making
As a research-driven firm, we approach proxy voting with the same commitment to rigorous research and engagement that we apply to all our investment activities. The different investment philosophies applied by our investment teams may occasionally result in different conclusions being drawn for certain proposals. In turn, our votes for some proposals may vary from issuer to issuer, while still aligning with our goal of maximizing the long-term value of securities in our clients’ portfolios.
For accounts where proxy voting is directed by clients or newly acquired subsidiary companies, voting decisions may deviate from this Policy. To the extent there are any inconsistencies between this Policy and a client’s Governing Agreements, the Governing Agreements shall supersede this Policy. We do not offer different versions of our Proxy Voting and Governance Policy.
Research Services
To facilitate the efficient and accurate voting of our client’s securities, we subscribe to research services from vendors such as Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis. These research materials are used for informational purposes alongside company filings, and AB’s voting decisions are always guided by AB’s Proxy Voting and Governance Policy. Our investment professionals can access these research and informational materials at any time.
1 Please note that while this Policy is intended to be applied globally, in certain jurisdictions in which we operate, a limited number of votes may vary due to local rules and regulations.

Engagement
In evaluating proxy issues and determining our votes, we seek the perspective and expertise of various relevant parties. Internally, the Investment Stewardship Team may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platform. By partnering with investment professionals, we are empowered to incorporate company-specific fundamental insights into our vote decisions.
Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, and more importantly, affect positive changes which we believe will drive shareholder value. In addition, we may engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.
Escalation Strategies
Proxy voting and engagements work in conjunction to raise and escalate investor concerns to companies. In cases where we determine that the issuer’s behavior isn’t aligned with our clients’ best financial interests, we may escalate our voting and engagement by taking actions such as voting against the relevant directors. The materiality of the issue and the responsiveness of management will guide our approach which is outlined in the AB Stewardship Statement.
Proxy Voting Guidelines
Our proxy voting guidelines are both principles-based and rules-based. Subject to client guidelines, we adhere to a core set of principles described in this Policy. We assess each proxy proposal within the framework of these principles, with our ultimate “litmus test” being what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with a company’s board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable should they fail to act in the best interests of shareholders.
We generally vote proposals in accordance with these guidelines; however, we may deviate from these guidelines if we believe that deviating from our stated Policy is necessary to maximize long-term shareholder value or as otherwise warranted by the specific facts and circumstances of an investment. While our Policy is broadly applicable, we may make exceptions to these guidelines for non-operating companies such as closed-end funds. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that are in our clients’ best interests.
Shareholder Proposal Assessment Framework
AB’s commitment to maximizing the long-term value of clients’ portfolios drives how we analyze shareholder proposals. Shareholder proposals often address environmental, social and governance (“ESG”) disclosures, which we believe can in some cases help improve the accuracy of our valuation of companies. We think it is in our clients’ best interests to incorporate a comprehensive set of risks and opportunities, including but not limited to material ESG issues, from a long-term shareholder value perspective. The evaluation of a proposal that addresses an ESG issue will consider (among other things) the following core factors, as necessary:
-The materiality of the mentioned ESG issue for the company’s business
-The company’s current practice, policy, and framework
-The prescriptiveness of the proposal—does the shareholder make a request that unreasonably burdens management?
-The context of the shareholder proposal—is the proponent tied to any particular interest group(s)? Does the proposal aim to promote the interest of the shareholders or group that they are associated with?
-How does the proposal add value for the shareholders?

We do not vote in favor of all ESG-related proposals. This shareholder proposal assessment framework applies to all proposals slated by shareholders, globally.
Director Elections
AB’s approach to voting on director elections is grounded in the belief that directors should represent shareholder interests and ensure management is maximizing long-term shareholder value. We generally vote in favor of the management-proposed slate of directors, but we consider a number of factors, including local market best practice, when making our decision. Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. These interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we believe that companies should have a majority of independent directors and independent key committees. We will incorporate local market regulation and corporate governance codes into our decision making, though we may support requirements that surpass market regulation and corporate governance codes if we believe they will improve corporate governance practices.
We consider a director to be independent if they meet the criteria for independence set forth by the primary exchange or the best practice code in the country where the company is domiciled. We also take into account affiliations, related party transactions, and prior service to the company.
We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors who fail to act on key issues. We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse. We prioritize transparency and disclosure in our analysis of director elections. If there is insufficient information about nominees disclosed in the proxy statement, we may abstain or vote against.
We also take into account compensation, audit, and governance practices when evaluating directors. If a company lacks a formal key committee or has demonstrated poor practices in these areas, we may vote against relevant directors, which may include committee chairs, committees as a whole, or the full board in cases of multi-year concerns.
Finally, we are committed to engaging with company management to resolve issues that arise. We may do so through phone, written, virtual or in-person communication until a satisfactory resolution is reached.
Majority Vote Standard
Sound corporate governance requires that shareholders have a meaningful say in the company's affairs. We believe that electing directors by a majority of votes cast at an annual meeting is a better method than plurality voting. Under plurality voting standards, a director could be elected by a single affirmative vote even if a majority of shareholders withheld support.
AB also views majority voting provisions as beneficial to director accountability. Therefore, we generally support companies amending their by-laws to require director nominees be elected by an affirmative vote of a majority of the votes cast. However, we recognize that in contested elections where the number of nominees exceeds the number of board seats, a carve-out should be provided to allow for plurality voting. While we generally prefer a majority vote standard, we may take a case-by-case approach if the issuer is a non-operating company such as closed-end funds.

Board Leadership
We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. When the chair is non-independent, the company must have sufficient counter-balancing governance in place, generally through a strong lead independent director. AB therefore generally supports the establishment of a lead independent director if the chairman is non- independent. We believe that having a robust lead independent director role with clearly defined duties and responsibilities, such as the authority to call meetings and approve agendas, is an effective way to balance governance.
If a company already has a lead independent director in place with robust responsibilities, we will generally oppose proposals that require an independent board chairman, unless there are additional concerns regarding board leadership or broader corporate governance.
Classified Board
Typically, a classified board is divided into three classes, each holding office for a term of three years, with only a portion of the board being elected or replaced each year. We generally favor declassified boards, but we may take a case-by-case approach if certain conditions are met, such as an adequate sunset provision, a justifiable financial reason, or if the issuer is a non-operating company such as closed- end funds.
Board Capacity
We believe that assessing each nominee’s capacity for a board seat is essential for ensuring meaningful board oversight of management. Nominees who are “over-boarded”, or have too many outside board commitments, may be unable to dedicate sufficient time toward their board oversight responsibilities.
•Non-Executive Directors: AB generally votes against the appointment of non-executive directors who serve on more than four public company boards.
•Active CEOs: AB generally votes against the appointment of active CEOs who serve on more than two public company boards.
•Active CEO of the Company Under Voting Consideration: For CEOs of the company under consideration, AB generally votes against their appointment if they serve on more than three public company boards.
Board Diversity
Diversity is an important element of assessing a board’s composition, as it promotes a wider range of perspectives to be considered for companies to both strategize and mitigate risks. In line with this view, several European countries legally require board-level gender diversity at publicly listed companies. We recommend boards develop, as part of their regular refreshment process, a framework for identifying qualified diverse candidates for all open board positions. We believe diversity is multi-faceted and should incorporate a broad range of factors in order to promote diversity of thought, such as gender, ethnicity, nationality, professional experience, age, and tenure.
Taking into account a board’s size as well as regional considerations, AB may vote against the nominating committee chair, or a relevant incumbent board member such as a nominating committee member if the chair is not up for election, when the board lacks sufficient diversity, unless there are mitigating factors (e.g. the board has articulated plans to diversify board membership, or has made recent improvements). AB generally looks to gender representation and racial/ethnic representation as indicators of board-level diversity, given these are well disclosed and standardized metrics.

Compensation
Compensation policies play a critical role in attracting, retaining, and motivating executives, directors, and employees. Incentives should be aligned with shareholder interests to facilitate long-term value creation and sustainable performance.
Executive Compensation
It is crucial to establish a direct correlation between variable pay and the company's operational and financial performance, through metrics that are challenging and align with the company’s strategy. Compensation plans are often complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed executive compensation plan within the framework of four guiding principles, each of which ensures a company’s compensation plan helps to align the long-term interests of management with shareholders:
•Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;
•Compensation costs should be managed in the same way as any other expense;
•Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a material adverse financial or reputational effect on the company and;
•In granting awards, management should clearly exhibit integrity and a rigorous decision-making process.
Further, we believe that compensation plans should be sufficiently long-term oriented. Long-term incentive plans should adhere to a minimum of three-year vesting periods and clearly target long-term financial goals. We are generally unsupportive of special bonuses that are not explicitly tied to a company’s financial performance or lack multi-year vesting periods. If a retention grant is awarded, we expect companies to provide a rationale detailing how the award aligns with business needs and overall strategy. In cases where the compensation committee has exercised discretion to adjust pay outcomes, we expect a detailed justification and explanation of the method used to determine the adjustment.
Additionally, we expect disclosure on how the revised outcome is consistent with the shareholders' interests.
We believe that compensation plans should include clawback provisions that require executives to relinquish their awards if their compensation was based on erroneous financial statements or deceitful business practices.
We may oppose plans which include, and directors who establish, compensation plan provisions deemed to be poor practice such as automatic acceleration of equity, or single-triggered, in the event of a change in control. Although votes on compensation plans are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing shareholder value.

Equity Compensation Plans
Equity compensation plans (or “omnibus stock plans”) are intended to align the interests of employees and executives with those of shareholders by providing stock-based incentives. While we generally support the use of equity in compensation plans, we assess each plan on a case-by-case basis. Our evaluation criteria include the overall cost of the plan, potential dilution to shareholders, historical burn rates, and the specific design features of the plan. We may vote against equity compensation plans that contain provisions that are misaligned with shareholder interests, such as the ability to reprice options without shareholder approval or the inclusion of evergreen provisions.
Director Compensation
For non-executive directors, we believe that compensation should be structured in such a way that it does not compromise their independence. We will generally oppose performance-based variable remuneration for non-executive directors.
Auditors
We believe that the company is in the best position to choose its accounting firm, and we generally support management's recommendation. We recognize that there may be potential conflicts when a company’s independent auditors perform substantial non-audit related services for the company.
Therefore, we consider the proportion of non-audit fees to total fees and other factors like auditor tenure to assess independence. Excessive non-audit fees may lead us to vote against the auditor and/or audit committee members. In determining what is excessive we exclude non-audit fees related to extraordinary events such as IPOs, bankruptcy emergence, and spin-offs. Additionally, we may vote against or abstain if the audit firm is not disclosed, considering local market practices.
In some markets, companies are required to submit their financial statements for shareholder approval. We generally approve financial statements unless there are reasons to vote otherwise, such as if the information is not made available prior to the meeting. In markets requiring the election of internal statutory auditors (e.g., Japan), we generally support management's nominees if they meet regulatory requirements. However, we may vote against nominees who are designated independent statutory auditors but serve as executives of a subsidiary or affiliate of the issuer, or if there are other reasons to question their independence. We review proposals to limit auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.
Transactions and Special Situations
Transactions, Restructurings, Mergers and Acquisitions
Proposals requesting shareholder approval for corporate restructurings, merger and acquisitions, and spin-offs are evaluated on a case-by-case basis. Our primary objective in assessing and voting on these proposals is to maximize long-term shareholder value. We consider a multitude of factors that could impact the company's future performance and shareholder returns, including the board’s rationale behind the transaction, the potential financial benefits and risks, the alignment with the company's long-term strategic goals, and the overall integrity of the transaction process. We may abstain from voting on transactions in instances where there is insufficient information.

Shareholder Rights Plans
Our approach to voting on shareholder rights plans, or poison pills, is grounded in our commitment to protecting shareholder rights and maximizing long-term value. Accordingly, we assess these proposals on a case-by-case basis. We will oppose poison pills that unreasonably seek to impede takeovers or entrench management. We may support proposals which protect shareholders’ right to consider and potentially accept a compelling offer. Additionally, we may support net operating loss rights plans when the protection of a company's tax assets is material to its financial health and future value. We generally support shareholder proposals that require the company to submit a shareholder rights plan to a shareholder vote, though may take a case-by-case approach if the issuer is a non-operating company such as closed-end funds.
Shareholder Rights
Capital Structure
The one share, one vote principle—that voting power is proportional to an one’s economic interest— is preferred to ensure the board is accountable to shareholders. AB’s general expectation of companies with multi-class equity structures carrying unequal voting rights (or “supervoting shares”) is to attach safeguards for minority shareholders when appropriate and in a cost-effective manner, which may include a sunset provision or periodic shareholder reauthorizations. We expect boards to routinely review existing multi-class share structures and articulate why the structure is beneficial for long-term shareholders. If a multi-class share structure is in place without adequate safeguards, AB will generally vote against relevant directors.
With that backdrop, we acknowledge that multi-class structures may be beneficial for a period of time for certain companies, allowing management to focus on longer-term value creation which benefits all shareholders. Accordingly, AB may refrain from voting against relevant directors if the multi-class capital structure is subject to a formal sunset provision, or if company-specific conditions warrant it.
Proxy Access
Proxy access allows “qualified shareholders” to nominate directors. Our voting stance typically favors proposals for proxy access that adhere to the 2010 SEC proposal (since vacated) which allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees. We may vote against proposals that include requirements that are stricter than the SEC’s framework including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot. We will generally vote in favor of proposals that seek to amend an existing right to more closely align with the SEC framework. We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.
Majority Vote Standard for Charter & Bylaw Amendments
We generally favor the implementation of simple majority vote requirements for charter and bylaw amendments. This means that a proposal would only need to receive a majority of votes cast in order to be approved. We believe that this approach promotes greater shareholder accountability and ensures that the will of the majority is reflected in important decisions affecting the company. As such, we will generally vote for proposals to reduce supermajority voting requirements, though may take a case-by- case approach if the issuer is a non-operating company such as closed-end funds.

Special Meetings
We are generally supportive of the right for shareholders to call special meetings, which allows shareholders to take action on certain matters that arise between regularly scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage as defined by the relevant company bylaws.
We recognize the importance of the right of shareholders to remove poorly performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support proposals to establish shareholders’ right to call a special meeting if one is not already in place. When evaluating proposals to reduce the existing special meeting right threshold, we will assess the potential abuse of the right based on the company’s current share ownership structure, and whether the request goes beyond market practice.
Written Consent
Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will generally support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we may oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders. We may also vote against the proposal if the company provides shareholders a right to call special meetings with an ownership threshold of 15% or below in absence of material restrictions, as we believe that shareholder access rights should be considered from a holistic view rather than promoting all possible access rights that may impede one another in contrast to long-term shareholder value.
Material Environmental and Social Issues
Climate
Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potential material risk to the sustainability of a wide range of business activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We evaluate these proposals on a case-by-case basis, taking into account the materiality of the issue to the business and whether the proposal is of added benefit to shareholders. We will additionally consider company specific context as well as our ongoing research and engagements for evaluating the company’s existing policies and practices.
For proposals related to climate change, we will carefully assess the company’s current policies/disclosures and its incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
For issuers with material exposure to climate risk, AB assesses the climate risk management strategy by considering factors such as, but not limited to:
Emissions Metrics and Targets
-Does the company have emissions metrics and targets in place for Scopes 1 and 2 emissions?
Climate Risk Management
-Does the company perform scenario analysis that includes the use of a widely recognized, scientifically based 1.5 degree scenario?

Governance
-Does the board provide oversight on the issuer’s climate change strategy?
-Has the company incurred any recent material failures, or been involved in any controversies, related to managing climate-related risk?
Disclosure
-Does the company disclose its exposure to climate risk via the framework developed by the Taskforce on Climate related Financial Disclosure?
Biodiversity
Companies are increasingly recognizing the importance of managing biodiversity and nature-related factors to generate long-term financial returns for shareholders. This can be achieved by implementing appropriate risk oversight and establishing relevant metrics and targets to manage their reliance on, impact on, and use of natural capital. Companies—particularly those that have significant impacts on local environments or have supply chains exposed to locations with biodiversity-related risk—should disclose how they integrate these factors into their strategy and how they manage material risks and opportunities relating to biodiversity. Additionally, companies should consider engaging with stakeholders, including local communities and conservation organizations, to ensure that their activities do not have a negative impact on biodiversity, which could potentially cause negative reputational or financial risks.
Accordingly, we will vote on proposals related to biodiversity on a case-by-case basis.
Political Spending
We believe that increased transparency in political contributions and lobbying expenses is essential for ensuring accountability and promoting responsible corporate citizenship. As such, we generally vote in favor of proposals that request increased disclosure of these expenses, including those paid to trade organizations and political action committees at the federal, state, or local level. By doing so, we can better understand how a company is using its resources to influence political decisions and ensure that these activities align with its stated values and principles and are in the best interests of shareholders. Increased transparency can also help to mitigate reputational risks and promote public trust in the company. We believe that companies have a responsibility to disclose their political contributions and lobbying expenses to their shareholders and the public.
Human Capital Management
Human capital management is a critical component of a company's long-term success. Best practices in this area include considering diversity, equity, and inclusion in different aspects of the business, from hiring and promotion to training and development. Companies should also provide fair compensation and benefits, as well as opportunities for career growth and advancement. Additionally, companies should prioritize employee health and safety, both physical and mental, and provide a supportive work environment that fosters collaboration and innovation. Effective communication and engagement with employees is also essential for building a strong corporate culture and ensuring that employees feel valued and heard. By prioritizing human capital management, companies can attract and retain top talent, foster innovation and creativity, and ultimately drive long-term value for shareholders. We will vote case- by-case on proposals related to human capital management considering a company's current practices, policies and disclosures.

Conflicts of Interest
Introduction
As a fiduciary, we must always act in our clients’ best financial interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to mitigate any perceived or actual conflicts of interest.
AB recognizes that potentially material conflicts of interest arise when we engage with a company or vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship, and that such conflicts could affect how we vote on the issuer’s proxy. Similarly, potentially material conflicts of interest arise when engaging with and deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to address any perceived or actual conflict of interest, the procedures set forth below (see Handling Potential Conflicts of Interest section below) have been established for use when we encounter a potential conflict to ensure that our engagement activities and voting decisions are in our clients’ best interest consistent with our fiduciary duties and seek to maximize shareholder value.
Adherence to Stated Proxy Voting Policies
Subject to client guidelines, votes generally are cast in accordance with this Policy. In situations where our Policy involves a case-by-case assessment, the following sections provide criteria that will guide our decision. In situations where our Policy on a particular issue involves a case-by-case assessment and the vote cannot be clearly decided by an application of our stated Policy, a member of the Committee or his/her designee will make the voting decision in accordance with the basic principle of our Policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of our proxy services vendor, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting Policy on specific issues must be documented. If a proxy vote involves a potential conflict of interest, the voting decision will be determined in accordance with the processes outlined in the Handing Potential Conflicts of Interest section of the Policy below. On an annual basis, the Committee will receive and review a report of all such votes so as to confirm adherence with the Policy.
Disclosure of Conflicts
When considering a proxy proposal, members of the Committee or investment professionals involved in the decision-making process must disclose to the Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal.
Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Committee has a material conflict of interest, he or she generally must recuse himself or herself from the decision-making process.

Potential Conflicts
Potential conflicts related to proxy voting may include, but are not limited to, the following:
•Votes involving publicly traded clients of AB;
•Votes involving publicly traded companies that distribute AB mutual funds;
•Votes where investment teams have different views;
•Votes involving any clients that try to advocate for proxy voting support;
•Voting contrary to the Policy; and
•Any other company subject to a material conflict of which a Committee member becomes aware.
We determine our votes for all meetings of companies that may present a conflict by applying the processes described in the Handling Potential Conflicts of Interest section below. We document all instances when the Conflicts Officer determines our vote.
Handling Potential Conflicts of Interest
When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision is in the best interest of our clients:
•If our proposed vote is consistent with the Policy, no further review is necessary.
•If our proposed vote is contrary to the Policy, the vote will be presented to AB’s Conflicts Officer. The Conflicts Officer’s review and determination will be documented and presented to the Proxy Voting and Governance Committee. The Conflicts Officer will determine whether the proposed vote is reasonable and in line with our fiduciary duties to clients. If the Conflicts Officer cannot determine that the proposed vote is reasonable, the Conflicts Officer may instruct AB to refer the votes back to the client(s) or take other actions as the Conflicts Officer deems appropriate in light of the facts and circumstances of the particular potential conflict. The Conflicts Officer may take or recommend that AB take the following steps:
oRecuse or “wall-off” certain personnel from the proxy voting process;
oConfirm whether AB’s proposed vote is consistent with the voting recommendations of our proxy research services vendor; or
oTake other actions as the Conflicts Officer deems appropriate.
Review of Third-Party Proxy Service Vendors
AB engages one or more Proxy Service Vendors to provide voting research and voting execution services. From time to time, AB will evaluate each Proxy Service Vendor’s services to assess that they are consistent with this Policy and the best interest of our clients. This evaluation may include: (i) a review of pre-populated votes on the Proxy Service Vendor’s electronic voting platform before such votes are cast, and (ii) a review of policies that address the consideration of additional information that becomes available regarding a proposal before the vote is cast. AB will also periodically review whether Proxy Service Vendors have the capacity and competency to adequately analyze proxy issues and provide the necessary services to AB. AB will consider, among other things, the adequacy and quality of the Proxy Service Vendor’s staffing, personnel and/or technology, as well as whether the Proxy Service Vendor has adequate disclosures regarding its methodologies in formulating voting recommendations. If applicable, we will also review whether any potential factual errors, incompleteness or methodological weaknesses materially affected the Proxy Service Vendor’s services and the effectiveness of the Proxy Service Vendor’s procedures for obtaining current and accurate information relevant to matters included in its research.

The Committee also takes reasonable steps to review the Proxy Service Vendor’s policies and procedures addressing conflicts of interest and verify that AB’s primary Proxy Service Vendor(s) is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing each Proxy Service Vendor’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, (i) whether the Proxy Service Vendor has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest; and (ii) whether the Proxy Service Vendor provides adequate disclosure of actual and potential conflicts of interest with respect to the services provided to AB by the Proxy Service Vendor and (iii) whether the Proxy Service Vendor’s policies and procedures utilize technology in delivering conflicts disclosure; and (iv) can offer research in an impartial manner and in the best interests of our clients.
Confidential Voting
It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement; or (vi) declare our stance on a shareholder proposal(s) that is (are) deemed material for the issuer’s business for generating long-term value in our clients’ best interests. Once the votes have been cast for our mutual fund clients, they are made public in accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website one business day after the meeting date.
We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.
On occasion, clients for whom we do not have proxy voting authority may ask us how AB’s Policy would be implemented. A member of the Committee or one or more Investment Stewardship Team may provide the results of a potential implementation of the AB policy to the client’s account subject to an understanding with the client that the implementation shall remain confidential.
Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Committee if such contact was material to a decision to vote contrary to this Policy. Routine administrative inquiries from proxy solicitors need not be reported.
A Note Regarding AB’s Structure
AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation is an indirect wholly owned subsidiary of Equitable Holdings, Inc.
As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.
Voting Transparency
We publish our voting records on our website one business day after the shareholder meeting date for each issuer company. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor.

Record Keeping
All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six (6) years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six (6) or more years. If the local regulation requires that records are kept for more than six or more years, we will comply with the local regulation. We maintain the vast majority of these records electronically.
Proxy Voting and Governance Policy
The Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and on the AB website.
Proxy Statements Received Regarding Clients’ Securities
For US Securities, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.
Records of Votes Cast on Behalf of Clients
Records of votes cast by AB are retained electronically by our proxy research service vendor.
Pre-Disclosure of Vote Intentions on Select Proposals
As part of our engagement and stewardship efforts, AB may publish our vote intentions on certain proposals in advance of select shareholder meetings, with an emphasis on issuers where our discretionary managed accounts have significant economic exposure. The selected proposals are chosen because they impact a range of key topics where AB may have expressed our viewpoints publicly, through prior engagement or proxy voting. We do not pre-disclose our vote intentions on mergers and acquisition activity. The published vote intentions are available on our website.
Documents Prepared by AB that Are Material to Voting Decisions
The Investment Stewardship Team is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to a member of Investment Stewardship Team.
Proxy Voting Procedures
Voting Administration
To efficiency execute proxy voting for clients’ holdings, AB uses ISS to submit votes electronically.
Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to each resolution and pre-populates certain ballots based on the guidelines contained in this Policy. AB’s Investment Stewardship Team assesses the proposals via ISS’s web platform, Proxy Exchange, and submits all votes electronically. ISS then returns the proxy ballot forms to the designated returnee for tabulation. In addition, AB’s proxy votes are double-checked in a two-tiered approach. All votes are reviewed real-time by an offshore proxy review team to verify that the executed votes are aligned with our Policy. Votes for significant holdings, as defined by our stake, are additionally reviewed on a monthly basis by the Investment Stewardship Team to ensure their compliance with our Policy.
If necessary, any paper ballots we receive will be voted electronically or via mail or fax.

Share Blocking and Abstaining from Voting Client Securities
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may determine to not vote those shares.
We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting.
Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.
AB will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if AB determines that abstaining or not voting would be in the applicable client's best interest. In making such a determination, AB will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy (e.g., share-blocking jurisdictions); (iii) whether AB’s clients have sold the underlying securities since the record date for the proxy; and (iv) whether casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.
Loaned Securities
Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, for AB managed funds, the agent lenders have standing instructions to recall all securities on loan systematically in a timely manner on a best effort basis in order for AB to vote the proxies on those previously loaned shares.
If you have questions or desire additional information about this Policy, please contact ProxyTeam@alliancebernstein.com

BARROW HANLEY GLOBAL INVESTORS
Proxy Voting Policy and Guidelines
Revised May 1, 2025

Barrow Hanley has accepted authority to vote proxies for our clients who have delegated this responsibility to us. It is the Firm’s policy to vote our clients’ proxies in the best economic interests of our clients, the beneficial owners of the shares. The Firm has adopted this Proxy Voting Policy for handling research, voting, reporting, and disclosing proxy votes, and this set of Proxy Voting Guidelines (“Guidelines”) that provide a framework for assessing proxy proposals.
Barrow Hanley votes all clients’ proxies the same based on the Firm’s policy and Guidelines. If or when additional costs for voting proxies are identified, the Firm will determine whether such costs exceed the expected economic benefit of voting the proxy and may abstain from voting proxies for ERISA Plan clients. However, if/when such voting costs are borne by Barrow Hanley and not by the client, all proxies will be voted for all clients.
Disclosure information about the Firm’s Proxy Voting Policy and Guidelines is provided in the Firm’s Form ADV Part 2.
To assist in the proxy voting process, at its own expense, Barrow Hanley retains Glass Lewis & Co. (“Glass Lewis”) as proxy service provider. Glass Lewis provides:
•Research on corporate governance, financial statements, business, legal and accounting risks.
•Proxy voting recommendations, including environmental, social, and governance voting Guidelines.
•Portfolio accounting and reconciliation of shareholdings for voting purposes
•Proxy voting execution, record keeping, and reporting services.
Proxy Oversight Committee, Proxy Coordinators, and Proxy Voting Committee
Barrow Hanley’s Proxy Oversight Committee is responsible for implementing and monitoring this Proxy Voting Policy, procedures, disclosures, and recordkeeping.
•The Proxy Oversight Committee conducts periodic reviews of proxy votes to ensure that the policy is observed, implemented properly, and amended or updated, as appropriate.
•The Proxy Oversight Committee is comprised of the Responsible Investing Committee Lead (chair), the CCO, the Head of Investment Operations, an At-Large Portfolio Manager, and another rotating member of the Investment team.
•Research Analysts are responsible to review and evaluate proposals and make recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis.
•Equity Portfolio Managers are members of the Proxy Voting Committee.
•Equity Portfolio Managers vote proposals based on our Guidelines, internal research recommendations, and the research from Glass Lewis.
•Proxy Coordinators oversee the proxy voting process, assisting Research Analysts and the Proxy Voting Committee as needed.
•Proxies for the Diversified Small Cap Value accounts are voted in accordance with Glass Lewis’ recommendations for the following reasons:
oInvestment selection is based on a quantitative model
oThe holding period is too short to justify the time for analysis necessary to vote.

Conflicts of Interest
Potential conflicts may arise when:
•Clients elect to participate in securities lending arrangements; in such cases, the votes follow the shares. Barrow Hanley is not a party to the client’s lending arrangement and typically does not have information about shares on loan. Under these circumstances the proxies for those shares may not be voted.
•If/when a proxy voting issue is determined to be financially material, the Firm makes a best-efforts attempt to alert clients and their custodial bank to recall shares from loan to be voted. In this context, Barrow Hanley defines a financially material issue to be issues deemed by our investment team to have significant economic impact. The ultimate decision on whether to recall shares is the responsibility of the client.
•Barrow Hanley invests in equity securities of corporations who are also clients of the Firm. In such cases, the Firm seeks to mitigate potential conflicts by:
oMaking voting decisions for the benefit of the shareholder(s), our clients,
oUniformly voting every proxy based on Barrow Hanley’s internal research and consideration of Glass Lewis’ recommendations, and
oDocumenting the votes of companies who are also clients of the Firm.
•If a material conflict of interest exists, members from the Proxy Voting and Proxy Oversight Committees will determine if the affected clients should have an opportunity to vote their proxies themselves, or whether Barrow Hanley will address the specific voting issue through other objective means, such as voting the proxies in a manner consistent with a predetermined Proxy Voting Policy or accepting the voting recommendation of Glass Lewis.
Other Policies and Procedures
•A proxy card or voting instruction form contains a list of voting options, including For, Against, Abstain, and/or Withhold. A vote to Abstain or Withhold is effectively a vote against the proposal. Barrow Hanley assesses each vote, the intended impact of our vote, and the rule(s) that apply to the vote and may select any of these options when casting the vote. Barrow Hanley sends a daily electronic transfer of equity positions to Glass Lewis.
•Glass Lewis identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.
•Barrow Hanley sends a proxy report to clients at least annually and/or as requested by client, listing the number of shares voted and disclosing how proxies were voted.
•Barrow Hanley retains voting records in accordance with the Firm’s Books and Records Policy. Glass Lewis retains the Firm’s voting records for seven years.
•Proxy Coordinators are responsible for retaining the following proxy records:
oThese policies, procedures, and amendments.
oProxy statements regarding our clients’ securities.
oA record of each proxy voted.
oProxy voting reports that are sent to clients annually.
oInternal documents related to voting decisions; and
oRecords of clients’ requests for proxy voting information and/or correspondence about votes.
Voting Debt and/or Bank Loan Securities
Barrow Hanley’s proxy voting responsibilities may include voting on proposals, amendments, consents, or resolutions solicited by or in respect to securities related to bank loan investments.

Exceptions
Limited exceptions to this policy may be permitted based on a client’s circumstances, such as, foreign regulations that create a conflict with U.S. practices, expenses to facilitate voting when the costs outweigh the benefit of voting the proxies, or other circumstances.
Proxy Voting Guidelines
Barrow Hanley’s set of Guidelines is a framework for assessing proposals. Each proposal is evaluated based on its facts and circumstances. The Firm reviews and considers ESG issues along with other financially material factors to assess the financially material impact on the long-term value of the shares. Our Guidelines address the following issues:
•Board of Directors
•Independent Auditors
•Compensation Issues
•Corporate Structure and Shareholder Rights
•Shareholder Proposals and ESG Issues
•Voting of Non-U.S./Foreign Shares
Issues that do not conform to these Guidelines are evaluated by the Proxy Voting Committee and voted in the best interest of our clients.
Board of Directors
Election of Directors
Barrow Hanley believes that good corporate governance begins with a board of majority-independent directors and committees, including independent directors who serve on Audit, Compensation, and Nominating committees.
Barrow Hanley will generally approve:
•A slate of nominees comprised of a two-thirds majority of independent directors.
•Nominees for Audit, Compensation and/or Nominating committees who are independent of management.
•Nominees who we believe have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.
•We attempt to target board diversity of at least 30%.
Barrow Hanley will generally not approve:
•A slate of nominees that results in a majority non-independent directors.
•Nominees for Audit, Compensation and/or Nominating committees who are not independent of management.
•Incumbent board members who failed to attend at least 75% of board and applicable committee meetings.
•Nominees who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, excessive compensation, audit, or accounting-related problems and/or other indicators of mismanagement or actions against the interests of shareholders.

•Nominees whose actions on other committees demonstrate serious failures of governance, which may include acting to significantly reduce shareholder rights, or failure to respond to previous vote requests for directors and shareholder proposals.
•An independent director who has in the past three years, had a material financial, familial, or other relationship with the company or its executives.
•Members of a Nominating committee where the board has an average tenure of over ten years and has not appointed a new member to the board in at least five years
•Members of a Nominating committee where the board lacks diversity.
Combined Chairman / CEO Role
When the roles of a board’s chair and CEO are combined a strong lead independent director is necessary. If a lead director is not appointed, Barrow Hanley supports proposals to separate the roles.
Contested Elections of Directors
Barrow Hanley evaluates a nominee’s qualifications, the incumbent board’s performance, and the rationale behind dissident campaigns, and votes based on maximizing shareholder value.
Classified Boards
Barrow Hanley supports proposals to declassify existing boards, whether proposed by management or shareholders. In most cases we vote against proposals for classified board structures where only part of the board is elected each year.
If a board does not have a committee responsible for governance oversight and the board has not implemented a proposal that received the requisite support, we vote against the entire board. If a proposal requests the board adopt a declassified structure, we vote against all directors and nominees up for election.
Board Diversity
Barrow Hanley supports boards with diverse backgrounds and nominees with relevant experience. Nominating and governance committees should consider diversity within the context of the company and industry. Shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse based on age, race, gender, and ethnicity, but also based on geographic knowledge, industry experience, board tenure and culture. Board diversity is one of many factors considered on a case-by-case basis when reviewing board elections.
Board Tenure
Barrow Hanley believes that independent directors are an important part of good governance. Long term service diminishes a member’s independence. Directors serving on a board for 10 years or more are not considered to be independent.
We recognize that in some cases, a director’s tenure and experience on the board is beneficial to shareholders. Nominees’ tenure on the board is evaluated to determine independence.
Overboarding
Barrow Hanley reviews a nominee’s board commitments on a case-by-case basis and generally votes against nominees who are executives of public company while serving on three or more public boards or a non-executive who sits on four or more public boards.

Proxy Access
Shareholders’ participation in electing directors enhances a board’s accountability and responsiveness. Long-term investors can benefit from shareholder rights to nominate directors. Such rights should require a minimum percentage ownership (at least 5%) of outstanding shares held for a minimum period (at least three years) to nominate a maximum percentage of (up to 20%) for the board.
Approval of Independent Auditors
Independent auditors are a critical element of good governance. A company’s relationship with its independent auditor should be limited to its audit. Auditor’s fees should be limited to the audit work. Other, closely related activities that do not appear to impair the auditor’s independence may be approved. Barrow Hanley evaluates the circumstances of auditors who have a substantial non-auditing relationship with the company on a case-by-case basis.
Compensation Issues
Compensation Plans should align the interests of long-term shareholders with the interests of management, employees, and directors.
Stock-Based Compensation Plans
Stock-based compensation plans should be administered by an independent committee of the board and approved by shareholders. Barrow Hanley opposes compensation plans that substantially dilute a shareholder’s ownership interest, provides participants with excessive awards, and/or have other objectionable features. Compensation proposals are evaluated on a case-by-case basis using the following factors:
•The company’s industry group, market capitalization, and competitors’ compensation plans.
•Requirements for senior executives to hold a minimum amount/percentage of company stock.
•Requirements for minimum holding periods for stock acquired through equity awards.
•Performance-vesting awards, indexed options, and/or other grants linked to the company’s performance.
•Requirements that limit the concentration of equity grants to senior executives and provide for a broad-based plan.
•Requirements for stock-based compensation plans as a substitute for cash compensation to deliver market-competitive total compensation.
Bonus Plans
Bonus based compensation plans should include the following features:
•Periodic shareholder approval to properly qualify for deductions under Internal Revenue Code Section 162(m).
•Performance measures relating to key value drivers of the company’s business.
•Maximum award amounts expressed in dollar amounts.
Bonus plans should not include excessive awards in both absolute and relative terms.
Executive Compensation Plans (Say on Pay)
Say on Pay type of executive compensation programs can effectively link pay and performance and provide competitive compensation opportunities. Say on Pay type plans should state the amount of compensation at risk and the amount of equity-based compensation linked to the company’s performance and include adequate disclosure about the overall compensation structure. Say on Pay type plans should not include significant compensation guarantees and/or compensation that is not sufficiently linked to performance.

Recoupment Provisions (Clawbacks)
Executive compensation programs should be clearly tied to performance and include the following:
•Detailed bonus recoupment policies to prevent executives from retaining performance-based awards that were not truly earned.
•Clawback triggers in the event of a restatement of financial results or similar revision of performance indicators upon which bonuses were based.
•Policies allowing board reviews of performance-related bonuses and awards paid to senior executives during the period covered by a restatement that allows the company to recoup such bonuses if performance goals were not actually achieved.
•Clawback policies that limit discretion and ensure the integrity of such policies.
Executive Severance Agreement (Golden Parachutes)
Executive compensation should be designed as an incentive for continued employment and include reasonable severance benefits, and the executive’s termination should be limited to three times salary and bonus, referred to as double-trigger plans.
Guaranteed severance benefits that exceed three times salary and bonus should be disclosed and should require shareholder approval.
Barrow Hanley does not support guaranteed severance benefits without a change in control or arrangements that does not require the executive’s termination, referred to as single-trigger plans.
Employee Stock Purchase Plans
Employee stock purchase plans are effective ways to increase employees’ ownership in the company’s stock. Such plans should not allow for purchases below 85% of current market value and should limit shares reserved under the plan to 5% or less of the outstanding shares of the company.
Corporate Structure and Shareholder Rights
Barrow Hanley supports market-based corporate control functions without undue interference from artificial barriers. Shareholders’ rights are a fundamental privilege of equity ownership and should be proportional to economic ownership. Appropriate limits include a shareholder’s ability to act by corporate charter, bylaw provisions, or adoption of certain takeover provisions.
Shareholder Right Plans (Poison Pills)
Poison pill plans can erode shareholder value by limiting a potential acquirer’s ability to purchase a controlling interest in the company without the approval of its board of directors, and/or can serve to entrench incumbent management and directors.
Shareholder rights plans should be designed to enables the board to take appropriate to defensive actions, and should require the following:
•Shareholder approval within a year of its adoption.
•Timing limited to 3-5 years.
•Requirement for shareholder approval for renewal.
•Reviews by a committee of independent directors at least every three years, referred to as TIDE provisions.
•Permitted bid or qualified offer features requiring shareholder votes under specific conditions referred to as chewable pills.
•Reasonable ownership triggers of 15-20%.
•Highly independent, non-classified boards.

Shareholder rights plans should avoid the following:
•Long-term defensive features of 5 or more years.
•Automatic renewals without shareholder approval.
•Ownership triggers of less than 15%.
•Classified boards.
•Boards with limited independence.
Political Contributions and Lobbying
Barrow Hanley evaluates an issuer’s policy and procedures governing political spending and lobbying. Proposals demonstrating insufficient or absent policies and disclosure are opposed.
An Increase in Authorized Shares
Proposals for increases in authorized share amounts should not expose shareholders to excessive dilution and should be limited to increases of up to 20% of the current share authorization.
Cumulative Voting
Cumulative voting should be proportional to the shareholders’ economic investment in the company.
Supermajority Vote Requirements
Shareholders’ rights to approve or reject proposals should be based on a simple majority.
Confidential Voting
Shareholder voting should be conducted in a confidential manner.
Dual Classes of Stock
Barrow Hanley opposes dual-class capitalization structures that provide disparate voting rights to shareholders with similar economic interests. Proposals to create separate share classes with different voting rights are opposed. Proposals to dissolve separate share classes are approved.
Shareholder Proposals and ESG Issues
Proposals relating to ESG issues are usually initiated by shareholders seeking disclosure about certain business practices or amendments to certain policies. Barrow Hanley’s policy and Guidelines are designed to provide a framework for assessing the financial materiality of corporate governance, environmental, and social issues. Barrow Hanley supports proposals that improve transparency on issues that can be clearly tied to sustainable resource development, environmental compliance, and workplace safety.
Barrow Hanley subscribes to third party ESG research and scoring databases, including MSCI, Sustainalytics, and IFRS as a tool for rating the financial materiality of ESG factors to support our internal research. Some investments may have a low corporate ranking based on a third party’s profile. Investment in low ranked companies is based on our belief that shareholder engagement is the best way to engage with management and use our influence toward sustainable improvements. Our fundamental analysis identifies areas and issues for engagement with management to improve policies and disclosure.
Barrow Hanley evaluates climate risk and disclosure standards for the companies and industries most exposed to climate change and engages with management and boards to understand the company’s risks and opportunities and where necessary, seeks additional disclosure.

Barrow Hanley considers issues related to human capital to be a company’s most significant risks and opportunities. Boards should disclose and communicate plans to instill inclusive, attractive, and high-retention environments in the company. Barrow Hanley supports inclusive working environments and diversity among employees and supports shareholder proposals that contain comprehensive equal opportunity and anti-discrimination provisions, and reporting on gender-based discrepancies in compensation.
Voting of Non-U.S./Foreign Shares
Although corporate governance standards, disclosure requirements, and voting mechanisms vary greatly among the markets outside the U.S., proposals are evaluated under these Guidelines and consideration of the local market’s standards and best practices.
Exceptions
Glass Lewis is configured to vote consistent with Barrow Hanley’s Guidelines, however, the Proxy Voting Committee permits reasonable exceptions based on the facts, circumstances, and best economic interests of our clients. Exceptions are documented and retained in the Firm’s proxy voting records.

BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2025

Contents

Overview	3
Introduction to BlackRock	4
About BlackRock Active Investment Stewardship	4
Our approach to stewardship within active equities	5
Our approach to stewardship within fixed income	5
Boards of Directors	6
Executive compensation	9
Non-executive director compensation	10
Capital structure	10
Transactions and special situations	11
Corporate reporting, risk management and audit	12
Shareholder rights and protections	13
Shareholder proposals	14
Corporate political activities	14
Sustainability, or environmental and social, considerations	15
Key stakeholders	15
Climate and decarbonization investment objectives	16
Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities	17

Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers. BAIS works in partnership with BlackRock’s investment teams, excluding index equity, providing expertise on investment stewardship, engaging with companies on behalf of those teams when appropriate, and assisting in recommending, operationalizing and reporting on voting decisions. The guidance informs BAIS’ voting recommendations to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.

Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (“the Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing. Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk adjusted financial returns. Generally, portfolio managers and stewardship specialists engage jointly on substantive matters. Our discussions focus on topics relevant to a company’s success over time including governance and leadership, corporate strategy, capital structure and financial performance, operations and sustainability- related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude the portfolio manager has to make independent voting decisions aligned with their portfolio objectives and investment strategy. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on their portfolio investment objectives and strategy.
These guidelines discuss corporate governance topics on which we may engage with management teams and board directors1 and matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well- established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
1 References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant.

Our approach to stewardship within active equities
As shareholders of public companies, BlackRock’s clients have certain fundamental rights, including the right to vote on proposals put forth by a company’s management or its shareholders. The voting rights attached to these clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner that is consistent with their investment objectives.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. We take a globally consistent approach to voting but consider the different corporate governance regulations and norms in various markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 16 for more information about how we fulfil and oversee BlackRock’s non-index equity investment stewardship responsibilities.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams can help inform an issuer’s approach to structuring specialist issuances, such as green bonds, and the standard terms and information in bond documentation.

Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.2
We look to the board of directors (hereafter ‘the board’) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In promoting the success of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (CEO). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. The board or a sub- committee should determine the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether a director candidate’s characteristics would be additive. We welcome disclosures that explain how the board considered different skills, backgrounds and experience to ensure the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.
Shareholders periodically vote to elect, remove and nominate directors to serve on the board. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills, backgrounds and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. At least half of the directors should be independent and free from conflicts of interest or undue influence.3 This ensures sufficient independent directors to have appropriately independent board committees. Companies domiciled in markets with a higher threshold for board independence should meet those requirements.
We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
2 See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
3 Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.

Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss board governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their independent board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
Boards should establish the length of time a director would normally be expected to serve, in line with market norms where those exist. In such markets, we find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than provided for in local practices. In our experience, long-serving directors could become less independent given their relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance, we may vote against the election of the chair of the committee responsible for board composition if there is not a clearly disclosed approach to director tenure and board renewal. We may vote against the election of directors who have served for longer duration than typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors must commit appropriate time and energy to the role. A board should assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
In support of director accountability to shareholders, directors should stand for election on a regular basis, ideally annually. A classified board structure may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model, e.g., a non- operating company such as closed-end funds.
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.

We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. The board should disclose to shareholders the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
•Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
•Nominating, governance and human capital – ensures appropriate corporate governance principles and practices including the periodic review of board performance; responsible for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies including corporate culture and purpose.
•Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey our concerns and provide feedback on how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. When circumstances warrant, boards should be able to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.

Executive compensation
Boards should establish compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, share-based incentives that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:
•Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
•Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
•Long-term incentives that motivate sustained performance across a multi-year period.
•A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
•Outcomes that are consistent with the returns to investors over the relevant time period.
•Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
•A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board.
•Change of control provisions that appropriately balance the interests of executives and shareholders.
•Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
•Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.

Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation and management in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities or the election of the most senior independent director if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. Companies should seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
We would normally expect companies to cancel repurchased shares. If a company plans to retain them as treasury shares, management should provide a detailed rationale in the context of the disclosed capital management strategy.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.

Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board should consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders. We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long- term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We look for a shareholder vote for any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may engage with the activist to understand their analysis and objectives, once they have gone public. We will also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders. We may support board candidates nominated by a shareholder activist if the activist has demonstrated that their case for change enhances shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should be able to demonstrate that the interests of all shareholders are given equitable consideration.
Transactions with related parties, such as significant shareholders or companies connected with the public company, should be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. Such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.

Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. The board should oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors and other stakeholders on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy.
Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, nonfinancial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, material sustainability-related factors that are integral to how a company manages risks or generates revenue should be disclosed. In our view, the standards developed by the International Sustainability Standards Board, can be helpful to companies in preparing such reports.4
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.
We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of the reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
4 The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to take an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.

Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised address a range of governance, social and environmental matters that may be relevant to a company’s business.
Shareholder proposals are considered by many investors to be an escalation tool when a company is unresponsive to their engagement.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we continue to believe the company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so reinforces the points made in our engagement or is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
We seek to understand how companies ensure that their direct and indirect engagement in the policy making process is consistent with their public statements on policy matters important to the company’s long-term strategy. The board should be aware of the approach taken to corporate political activities as there can be reputational risks arising from inconsistencies. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities, and ideally, provide accessible and clear disclosures to shareholders on policy positions, public policy engagement activities and political donations. To mitigate the risk of inconsistencies, companies can usefully assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
Generally, this is an engagement matter, although we may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient, or it becomes public that there is a material contradiction in a company’s public policy positions and its policy engagement.

Sustainability, or environmental and social, considerations
We seek to understand how companies manage the risks and opportunities inherent in their business operations. In our experience, sustainability-related factors5 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
5 By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.

Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. This approach is only taken following BlackRock receiving the explicit approval from the applicable fund board.
The decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. These disclosures should include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions. As with the BAIS benchmark policies, we consider the climate-risk reporting standard issued by the International Sustainability Standards Board, IFRS S2, a useful reference for such reporting.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately addressing or disclosing material climate-related risks. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy and targets that the company does not currently provide and that would be helpful to investment decision-making. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives.

Appendix 1: How we fulfil and oversee our active investment stewardship responsibilities
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (“the Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Active Investment Stewardship Oversight Committee, comprised of senior representatives of the active investment, legal and risk teams, reviews and advises on amendments to BAIS’ Global Engagement and Voting Guidelines. The Committee also considers developments in corporate governance, related public policy, and market norms and how these might influence BAIS’ policies and practices. The Committee does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
In addition, there is a standing advisory group of senior active investors who counsel BAIS on complex or high-profile votes before a recommendation is finalized and escalated to the portfolio managers with holdings in the company under consideration. This group also formally reviews any revisions to the Engagement and Voting Guidelines proposed by BAIS as part of its annual review.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.

In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.6
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.
BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. As mentioned previously, BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our past engagements and voting, investment colleagues’ insights and our voting guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ voting guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic
6 With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.

monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BAIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
•Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
opublic companies that include BlackRock employees on their boards of directors opublic companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors opublic companies that are the subject of certain transactions involving BlackRock Funds opublic companies that are joint venture partners with BlackRock, and opublic companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider

In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Active Investment Stewardship Oversight Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending and Risk and Quantitative Analysis teams, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.

Want to know more?
blackrock.com/stewardship | ContactActiveStewardship@blackrock.com
The document is provided for information purposes only and is subject to change. Reliance upon this information is at the sole discretion of the reader.
Prepared by BlackRock, Inc.
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BROWN ADVISORY
Proxy Voting Policy
November 2024

Discussion of Brown Advisory’s proxy voting policies and procedures.

Brown Advisory (hereafter ‘the Firm’) considers proxy voting to be an important part of executing our responsibilities to our clients. When clients designate voting authority to the Firm, we seek to vote proxies in line with our fiduciary duty. Overall, the Firm aims to vote in favor of proposals that we believe will maximize shareholder value over time.
This policy contains the considerations and preferences that guide our proxy voting on securities—including differences between our process for institutional strategies and for advisory clients—followed by our general Proxy Voting Guidelines, developed in consultation with Institutional Shareholder Services Inc. (ISS).
This Policy is designed to ensure that the Firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities. These votes are informed by the consideration of any material and applicable information.

Governance and Oversight
Proxy voting is overseen by a Proxy Voting Committee consisting of colleagues from teams around the Firm including equity research, legal and compliance, sustainable investing, client service and operations. The Proxy Voting Committee is responsible for approving any changes to the Proxy Voting Policy. The Proxy Voting Policy is reviewed on at least an annual basis.
Proxy Advisory Services
To facilitate the proxy voting process, the Firm has engaged Institutional Shareholder Services Inc. (“ISS”), an unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the Firm subscribes to ISS’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record-keeping, auditing, reporting and disclosure regarding votes. However, securities held within institutional equity strategies are voted on a case-by-case basis, meaning, we do not rely exclusively on the proxy policy, and complement our proxy provider’s research with our own in-house research to arrive at independent decisions, when needed. The Firm will regularly review our relationship with ISS in order to assess its capacity and competency to provide services to the Firm and to review certain of its significant policies and procedures, including those governing conflicts of interests, error identification and correction and processes to evaluate additional information received during the proxy process.
Voting Responsibilities
With respect to securities held in our institutional equity strategies, determining how a vote will be cast begins with our research analysts and, ultimately, rests with the portfolio managers for each Brown Advisory strategy. While we use the recommendations of ISS as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.
Client Specific Guidelines
From time to time, clients may prefer to elect alternative voting guidelines. In cases where a client desires to elect alternative voting guidelines, the Firm will work with the client and ISS to identify appropriate alternative voting guidelines. Where no appropriate pre-defined alternative guidelines are available, the Firm will endeavor to work with the client to define and set up guidelines to vote proxies on a case-by-case basis. If pre- defined alternative ISS policy guidelines are selected that the Firm has not previously implemented, members of the Firm’s proxy voting committee will review the policy and determine whether it may be offered to a broader array of clients as part of the on-boarding process. The Firm may recommend a departure from specific aspects of the selected policy’s guidelines when it deems such a departure to be in the client’s best interest.

Institutional Proxy Voting Process
Proxy voting for our equity strategies that are marketed to the Firm’s institutional clients is overseen by a Proxy Voting Committee consisting of colleagues from teams around the Firm including equity research, legal and compliance, sustainable investing and operations.
The Committee is responsible for overseeing the proxy voting process. Determining how a vote will be cast begins with the research analysts and, ultimately, rests with the portfolio managers for each Brown Advisory equity investment strategy. While we use the recommendations generated based on the guidelines contained in this document as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.
For more detail on our Institutional Proxy Voting process, please see pp. 4-5 of this document.
Advisory Client Proxy Voting Process
Proxy voting for our Advisory clients (meaning clients for whom we manage customized accounts in a discretionary relationship according to their goals) is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged.
Unless otherwise agreed with a client, Brown Advisory’s Proxy Voting Policy is assigned by default to our Advisory client accounts. This means that decisions made through the execution of the Institutional Proxy Voting process (including votes against policy) will also be reflected in the voting activity for Advisory Clients.
For more detail on our Advisory Client Proxy Voting process, please see pp. 5 of this document.
Impediments to Vote Execution
In recognition of its fiduciary obligations, the Firm generally endeavors to vote the proxies it receives. However, the Firm may abstain from voting proxies or allow for votes to be executed in line with the policy before full review is completed in certain circumstances. For example, the Firm may determine that abstaining from voting is appropriate if voting is not in the best interest of the client. In addition to abstentions due to material conflicts of interest, situations in which we would not vote proxies might include:
■Circumstances where the cost of voting the proxy exceeds the expected benefits to the client.
■Circumstances where there are significant impediments to an efficient voting process, including with respect to non-US issuers where the vote requires translations or other burdensome conditions.
■Circumstances where the vote would not reasonably be expected to have a material effect on the value of the client’s investment.
■Circumstances where custodial procedural requirements are overly burdensome.
Reporting and Transparency
Brown Advisory publishes proxy voting activity for our internally managed funds on its website and provides reporting to clients as required or requested.

BROWN ADVISORY PROXY VOTING POLICY ON SECURITIES
Proxy Voting Principles for Securities Held within our Institutional Strategies
The following principles serve as a foundation of our approach to proxy voting for securities held within our institutionally marketed equity strategies. For these securities, Brown Advisory’s equity research team has researched the company and generally is well-informed of any issues that are material to the company’s business model and practices. As such, we believe we are in a position to engage with companies on these issues both through proxy voting and other engagement practices.
■Proxy voting is our fiduciary duty. We hold ourselves responsible for aligning our investment decision- making process and our proxy voting, in order to be consistent about what we seek from companies we hold in our institutional portfolios. We seek investments that are building and protecting long-term shareholder value, and we align all proxy voting activity with this goal. Responsible management of sustainability issues may be one input to achieving long-term shareholder value, and as such, we may support those shareholder proposals that encourage company action on what we believe are material risks or opportunities. However, no goal – sustainability-related or otherwise – will supplant the goal of seeking long-term financial performance.
■Transparency is essential. Brown Advisory is committed to providing proxy reporting and standardized disclosure of our voting history, as well as publishing N-PX filings as required by law. Transparency is an important step in helping our clients evaluate whether we uphold our stated principles.
■Bottom-up due diligence should inform voting decisions. We seek to review each proposal that comes up for vote. Our analysts seek to dive below the surface and fully understand the implications of especially complex and material proposals. The recommended votes generated based on Brown Advisory’s proxy voting guidelines are taken into consideration, but do not determine our final decisions.
■Proxy voting can be a part of a larger program to encourage better management risks and opportunities that may affect the investment return. Proxy voting is one way to communicate with companies on risks and opportunities that may present a challenge or present an opportunity for a business, and in turn its investment returns. To complement our proxy voting process, and sometimes as result of it, our investment team might choose to pursue an extended engagement with a company as it relates to any information found during the due-diligence process for determining the vote.
Institutional Proxy Voting Process
Members of the Firm’s equity research team receive weekly notification of all upcoming meetings taking place at companies in their coverage. Fundamental research analysts guide vote recommendations on management proposals, and sustainable investment research analysts guide vote recommendations on shareholder proposals, with both groups working together to think through the relevant issues. Final vote decisions ultimately are made by the portfolio manager.
Proposals may require additional due diligence and benefit from collaborative investigation, and this is determined on a case-by- case basis. Where necessary, our analysts will conduct research on each proposal, which may include information contained in public filings, policy recommendations and management conversations. To enhance our analysis, we may collaborate with our internal and external networks, the resolution filer and/ or associated coalition, ISS analysts about their recommendation, the company itself and relevant industry experts. If our additional due diligence uncovers factual errors, incompleteness or inaccuracies in the information ISS uses to generate a vote recommendation, the Firm will seek to bring this to the attention of ISS.
In cases where the final voting recommendation is in line with our Proxy Voting Policy, the vote is cast automatically. When our recommendation diverges from the Policy the responsible analyst will contact the portfolio managers who own the company and who have final decision-making power to share their rationale. In most cases, the portfolio managers agree with the analyst’s recommendation, in rare cases they may overrule. In either case, the final recommendation is provided to Brown Advisory’s operations team, which documents the rationale for the vote and ensures vote execution. All votes cast against policy require approval from the Firm’s General Counsel or designee.
In the event that portfolio managers of different strategies disagree on the vote recommendation for a company they all own, a split vote may be conducted. In general, this disagreement is due to portfolio managers having unique views on an issue. When a split vote occurs, the Fund and representative accounts associated with each strategy are voted in line with the portfolio manager’s instruction. All other shares of the company held by Brown Advisory are split in a manner that is proportionate to the relative number of shares held across each institutional strategy. Split votes must be approved by the Firm’s General Counsel or designee.

Advisory Client Voting Process
Proxy voting for our Advisory clients is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged. Unless otherwise agreed with a client, Brown Advisory’s Proxy Voting Policy is assigned by default to our Advisory client accounts.
The following exceptions can apply to standard voting for Advisory clients:
•Client Directed: A client will always retain her or his authority to request verbally and confirm in writing their request to:
◦Attend a meeting and vote
◦Vote in line with account owner request
◦Request a take no action or abstention
•No Voting: A client, during on-boarding, will have the ability to request accounts to be set to have voting ballots mailed directly to the account owner’s address.
•Holdings in Funds: All holdings owned by our Advisory client base also held in our fund complexes are overseen and governed by the voting practices detailed in the Institutional section.
•Client-specific Guidelines: Whereas we have a standard policy default, we have the capability to provide our Advisory clients with the option to customize their voting preferences. Should a client desire a customized approach, the Brown Advisory client team will work directly with the client, Brown Advisory Operations, and ISS to establish and implement client-specific guidelines.
•No ISS Recommendations: If a client is invested in a company where ISS will not be supplying voting recommendations (e.g., privately held companies), the analyst covering the company will supply voting recommendations. Should the company not be covered internally, the client’s portfolio manager will be notified and asked to instruct the vote.
The following voting practices are applied to separately managed portfolios:
•Brown Advisory institutional strategies held in a separately managed account (SMA): Holdings within Brown Advisory SMAs are overseen and governed by the Proxy Voting Committee and follow all protocols detailed in the Institutional section.
•Externally managed strategies held in a SMA: Holdings within an externally managed strategy held as a SMA are set up with the delegated and/or appointed manager for voting. In other terms, Brown Advisory yields voting authority to the appointed manager.
GENERAL POSITIONS
Below is a summary of Brown Advisory’s general positions for voting on common proxy questions when Brown Advisory is authorized to vote shares at its discretion rather than by a client’s specific guidelines. Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.
Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. Furthermore, Brown Advisory runs concentrated equity portfolios which we believe generally results in holding high quality companies that have strong and trustworthy management teams. This quality bias results in our portfolio managers generally supporting management proposals. Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the Firm will not blindly vote in favor of management. The Firm will not support proxy proposals or positions that it believes compromise clients’ best interests or that the Firm determines may be detrimental to the underlying value of client positions.

Election of Directors
Although proxies will typically be voted for a management-proposed slate of directors, the Firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so. Some of these reasons may include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.
The Firm seeks to support independent boards of directors comprised of members with diverse backgrounds (including gender and race), a breadth and depth of relevant experience (including sustainability), and a track record of positive, long-term performance. We believe that diverse boards, which incorporate a broad range of perspectives, lead to better investment performance. Therefore, we are committed to using our vote to support this principle. The Firm may vote against any boards that do not have the following levels of diversity (i.e. directors who are women or other underrepresented groups):
■For boards consisting of six or fewer directors, the Firm may vote against the Nominating Committee Chair where the board does not have two diverse directors by 2024.
■For boards consisting of more than six directors, the Firm may vote against the Nominating Committee Chair where the board does not have 30% diverse directors by 2024.
■In cases where the Nominating Committee Chair is not up for re-election, the Firm may vote against other board members including the Chair of the board
Separation of the roles of Chairperson and CEO is generally supported, but the Firm will not vote against a CEO who serves as chairperson or director on this basis alone. In the absence of an independent chairperson, however, the Firm generally supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairperson.
The Firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the Firm believes that the service of independent directors on such committees best protects and enhances the interests of shareholders. Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the Firm will typically vote against the chair of the compensation committee.
Appointment and Rotation of Auditors
Management recommendations regarding selection of an auditor shall generally be supported, but the Firm will not support the ratification of an auditor when there appears to be a hindrance on auditor independence, intentional accounting irregularity or negligence by the auditor. Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues. The firm will generally support proposals for voluntary auditor rotation with reasonable frequency and/or rationale proposals for voluntary auditor rotation with reasonable frequency and/or rationale.
Changes in State of Incorporation or Capital Structure
Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer. The Firm will generally vote against reincorporation where it believes the financial benefits are minimal and there is a decrease in shareholder rights. Shareholder proposals to change the company’s place of incorporation generally will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Because adequate capital stock is important to the operation of a company, the Firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan. Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.
Corporate Restructurings, Mergers and Acquisitions
All proposed transactions are reviewed on a case-by-case basis according to their specific merits and drawbacks. Vote recommendations are made based on the review of various factors. Factors that may be considered within the analysis include the reasonableness of the valuation, market response to the announcement of the proposed deal, the fit of the proposed transaction within the company’s long-term strategy, management's track record for successful transaction implementation, changes to the governance profile of the company post transaction, and any conflicts of interest that may be present.
Proposals Affecting Shareholder Rights
The Firm generally favors proposals that are likely to promote shareholder rights and/or increase shareholder value. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.
Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, considering the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial.
Although the Firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the Firm generally supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan). In certain circumstances, the Firm may support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision. The Firm generally supports anti-greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.
Shareholder Action
The Firm generally supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders requesting such a meeting. The Firm believes that best practice for a minimum threshold of shareholders required to call a special meeting is generally considered to be between 20-25%, however the Firm assesses this on a company-by-company basis. Proposals that allow shareholders to act by written consent are also generally supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting. The Firm believes that best practice for a minimum threshold of shareholders required to act by written consent is generally considered to be between 20-25%, however the Firm assesses this on a company-by-company basis. In order to assess the appropriateness of special meeting and written consent provisions the Firm would, for example, consider the make-up of the existing investor base/ownership, to determine whether a small number of investors could easily achieve the required threshold, as well as what other mechanisms or governance provisions already exist for shareholders to access management.
Proxy Access
The Firm believes that shareholders should, under reasonable conditions, have the right to nominate directors of a company. The Firm believes that it is generally in the best interest of shareholders for companies to provide shareholders with reasonable opportunity to exercise this right, while also ensuring that short-term investors or investors without substantial investment in the company cannot abuse this right. In general, we believe that the appropriate threshold for proxy access should permit up to 20 shareholders that collectively own 3% or more of the company’s outstanding shares for 3 or more years to nominate the greater of 2 directors or 20% of the board’s directors, however the Firm assesses this on a case-by-case basis.

Supermajority Vote Requirements
The Firm believes that a simple majority voting requirement is generally the preferred requirement to pass a proposal. Therefore, votes against proposals to establish a supermajority vote requirement are generally in the best interest of shareholders. In circumstances where there is a substantial or dominant shareholder, supermajority voting may be protective of minority shareholder interests therefore proposals instituting these requirements may be appropriate in such circumstances. Shareholder proposals seeking to reduce an existing supermajority voting requirement are generally not supported.
Executive Compensation
Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by- case basis to ensure that the long-term interests of management and shareholders are properly aligned. This alignment includes assessing whether compensation is tied to both material sustainability and financial KPIs. Share count and voting power dilution should be limited.
The Firm generally favors the grant of restricted stock units (RSUs) to executives, since RSUs are an important component of compensation packages that link executives’ compensation with their performance and that of the company. The Firm typically opposes caps on executive stock RSUs, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value. The Firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.
Proposals to reprice or exchange RSUs are reviewed on a case-by-case basis, but are generally opposed. The Firm generally will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.
Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis.
The Firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation. Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation. Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the Firm will generally vote against a say-on-pay proposal. The Firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.
Sustainability-Related Proposals
Brown Advisory seeks to cast all votes prudently and in line with long-term shareholder value, regardless of the topic on which a particular proposal focuses. Shareholder proposals regarding sustainability issues are evaluated in the same manner as all other proposals. We seek to support those proposals that our evaluation shows will likely have a clear and direct positive financial effect on shareholder value and would not impose unnecessary or excessive costs on the issuer. The sustainability-related proposals we support often result in increased reporting and disclosure, which we believe will benefit investors’ due diligence. In rare cases where the Firm believes a company has not adequately mitigated significant and material sustainability risks, the Firm may vote against directors.
Non-U.S. Proxy Proposals
For actively recommended issuers domiciled outside the United States, the Firm uses ISS’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines to generate vote recommendations. These proposals are reviewed in the same manner as U.S. proposals, with votes against policy executed when such a vote is deemed to be in line with the promotion of shareholder value.

Conflicts of Interest
A “conflict of interest” means any circumstance when the Firm or one of its affiliates (including officers, directors and employees), or in the case where the Firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does a material amount of business with, receives material compensation from, or sits on the board of, a particular issuer or closely affiliated entity and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of the Firm serves as a director of an actively recommended issuer, or if the Firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in a manner the Firm believes is in the best interest of the client.
The firm should vote proxies relating to such issuers in accordance with the following procedures:
Routine Matters and Immaterial Conflicts: The Firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Firm’s decision-making in voting a proxy. Materiality determinations will be made by the Chief Compliance Officer or designee based upon an assessment of the particular facts and circumstances.
Material Conflicts and Non-Routine Matters: If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:
■In the case of a Fund, the Firm shall contact the Fund board for a review and determination.
■In the case of all other conflicts or potential conflicts, the Firm may “echo vote” such shares, if possible, which means the Firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; OR in cases when echo voting is not possible, the Firm may defer to ISS recommendations, abstain or vote in a manner that the Firm, in consultation with the General Counsel, believes to be in the best interest of the client.
■If the aforementioned options would not address or ameliorate the conflict or potential conflict, then the Firm may abstain from voting.

The views expressed are those of the author and Brown Advisory as of the date referenced and are subject to change at any time based on market or other conditions. These views are not intended to be and should not be relied upon as investment advice and are not intended to be a forecast of future events or a guarantee of future results. Past performance is not a guarantee of future performance and you may not get back the amount invested.
The information provided in this material is not intended to be and should not be considered to be a recommendation or suggestion to engage in or refrain from a particular course of action or to make or hold a particular investment or pursue a particular investment strategy, including whether or not to buy, sell, or hold any of the securities mentioned. It should not be assumed that investments in such securities have been or will be profitable. To the extent specific securities are mentioned, they have been selected by the author on an objective basis to illustrate views expressed in the commentary and do not represent all of the securities purchased, sold or recommended for advisory clients. The information contained herein has been prepared from sources believed reliable but is not guaranteed by us as to its timeliness or accuracy, and is not a complete summary or statement of all available data. This piece is intended solely for our clients and prospective clients, is for informational purposes only, and is not individually tailored for or directed to any particular client or prospective client.
Sustainable investment considerations are one of multiple informational inputs into the investment process, alongside data on traditional financial factors, and so are not the sole driver of decision-making. Sustainable investment analysis may not be performed for every holding in a strategy. Sustainable investment considerations that are material will vary by investment style, sector/industry, market trends and client objectives. Sustainable investment strategies (“Strategies”) seek to identify companies that they believe may be desirable based on our analysis of sustainable investment related risks and opportunities, but investors may differ in their views. As a result, the Strategies may invest in companies that do not reflect the beliefs and values of any particular investor. The Strategies may also invest in companies that would otherwise be excluded from other funds that focus on sustainable investment risks. Security selection will be impacted by the combined focus on sustainable investment research assessments and fundamental research assessments including the return forecasts. The Strategies incorporate data from third parties in their research process but do not make investment decisions based on third-party data alone.
Brown Advisory relies on third parties to provide data and screening tools. There is no assurance that this information will be accurate or complete or that it will properly exclude all applicable securities. Investments selected using these tools may perform differently than as forecasted due to the factors incorporated into the screening process, changes from historical trends, and issues in the construction and implementation of the screens (including, but not limited to, software issues and other technological issues). There is no guarantee that Brown Advisory’s use of these tools will result in effective investment decisions.
www.brownadvisory.com

CAUSEWAY CAPITAL MANAGEMENT LLC
Proxy Voting Policies and Procedures
June 30, 2021

Overview
As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by investment vehicles managed and sponsored by Causeway, and institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.
Proxies are voted solely in what Causeway believes is the best interests of the client, a fund’s shareholders or, where employee benefit assets are involved, plan participants and beneficiaries (collectively “clients”). Causeway’s intent is to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
The Chief Operating Officer of Causeway supervises the proxy voting process. Proxy voting staff monitor upcoming proxy votes, review proxy research, identify potential conflicts of interest and escalate such issues to the Chief Operating Officer, receive input from portfolio managers, and ultimately submit proxy votes in accordance with these Proxy Voting Policies and Procedures. The Chief Operating Officer and President have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway currently uses Institutional Shareholder Services Inc. (“ISS”) for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records. Causeway will conduct periodic due diligence on ISS and its capacity and competency to provide proxy research and the proxy voting services provided to Causeway.
Proxy Voting Guidelines
Causeway generally votes on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.
Causeway’s proxy voting guidelines are designed to cast votes consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing strong and independent boards of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.
Causeway generally votes for:
•distributions of income
•appointment of auditors
•director compensation, unless deemed excessive
•boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders. Causeway recognizes that, in certain jurisdictions, local law or regulation may influence Board composition.
•financial results/director and auditor reports
•share repurchase plans
•changing corporate names and other similar matters
Causeway generally votes the following matters on a case-by-case basis:
•amendments to articles of association or other governing documents
•changes in board or corporate governance structure
•changes in authorized capital including proposals to issue shares

•compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients, and focus on observable long-term returns. Causeway evaluates compensation plans on a case-by-case basis, with due consideration of potential consequences of a particular compensation plan. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.
•social and environmental issues – Causeway believes that it is generally management's responsibility to address such issues within the context of increasing long-term shareholder value. To the extent that management's position on a social or environmental issue is inconsistent with increasing long-term shareholder value, Causeway may vote against management or abstain. Causeway may also seek to engage in longer-term dialogue with management on these issues, either separately or in connection with proxy votes on the issue.
•debt issuance requests
•mergers, acquisitions and other corporate reorganizations or restructurings
•changes in state or country of incorporation
•related party transactions
Causeway generally votes against:
•anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.
Conflicts of Interest
Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major business partner or vendor for Causeway. Causeway may also have a conflict if Causeway personnel have significant business or personal relationships with participants in proxy contests, corporate directors or director candidates.
The Chief Operating Officer determines the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or more of Causeway’s prior calendar year gross revenues; (2) represents $2,000,000 or more in payments from a sponsored vehicle during the prior calendar year; or (3) may not directly involve revenue to Causeway or payments from its sponsored vehicles, but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates or sponsored vehicles, such as a primary service provider of a fund or vehicle managed and sponsored by Causeway, or a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.
The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.
Proxy voting staff will seek to identify potential conflicts of interest in the first instance and escalate relevant information to the Chief Operating Officer. The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.
Proxy voting staff will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.
Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities, and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel/Chief Compliance Officer decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:
•If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.
•If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS. If Causeway seeks to follow the recommendation of a third party, the Chief Operating Officer will assess the third party’s capacity and competency to analyze the issue, as well as the third party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.
To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships. The Chief Operating Officer will review proxy votes involving issuers where a significant relationship has been identified by the proxy research provider.
Practical Limitations Relating to Proxy Voting
While the proxy voting process is well established in the United States and other developed markets with numerous tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings relative to deadlines required to submit votes; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) restrictions on the sale of the securities for a period of time prior to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney (which Causeway will typically rely on clients to maintain) to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies and Causeway may decide not to vote a proxy if it determines that it would be impractical or disadvantageous to do so.
In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
For clients with securities lending programs, Causeway may not be able to vote proxies for securities that a client has loaned to a third party. Causeway recognizes that clients manage their own securities lending programs. Causeway may, but is not obligated to, notify a client that Causeway is being prevented from voting a proxy due to the securities being on loan. There can be no assurance that such notice will be received in time for the client, if it so chooses, to recall the security.

EMERALD ADVISERS, LLC.
EMERALD MUTUAL FUND ADVISERS TRUST
EMERALD SEPARATE ACCOUNT MANAGEMENT
PROXY VOTING POLICY
March 2025

The voting policies set forth below apply to all proxies which Emerald Advisers, LLC. and subsidiaries are entitled to vote. It is Emerald’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:
1)selecting proper directors
2)ensuring that these directors have properly supervised management
3)resolve issues of natural conflict between shareholders and managers
a.Compensation
b.Corporate Expansion
c.Dividend Policy
d.Free Cash Flow
e.Various Restrictive Corporate Governance Issues, Control Issues, etc.
f.Preserving Integrity
In voting proxies, Emerald will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, Emerald will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.
I. BOARDS OF DIRECTORS
In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.
A.Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
•Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.
•Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
•Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
•Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
•Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

•Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.
•Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
•Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.
B.Selection of Accountants: Emerald will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.
C.Incentive Stock Plans. Emerald will generally vote against all excessive compensation and incentive stock plans which are not performance related.
D.Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.
E.Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. Emerald normally votes with management, except in those cases where management seeks a location to avoid their shareholders.
F.Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.
G.Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation Emerald will vote its shares on a case by case basis.
II. CORPORATE GOVERNANCE ISSUES
These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.
A.Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.
B.Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.
1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.
2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.
3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. Emerald adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.
4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution: Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.
5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.
6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a.Increasing authorized shares.
Emerald will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.
b.Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: Emerald would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

c.Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, Emerald votes Against attempts by management to eliminate directors and management liability for their duty of care.
d.Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.
e.Greenmail
Emerald would not support management in the payment of greenmail.
Resolution: Emerald would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.
f.Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore Emerald will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.
g.Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: Emerald will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h.Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.
i.Disclosure
Resolution: Emerald will vote Against proposals that would require any kind of unnecessary disclosure of business records. Emerald will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.
j.Sweeteners
Resolution: Emerald will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).
k.Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case-by-case basis, Emerald will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.
l.Equal Access to Proxy Statements
Emerald supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: Emerald will support any proposal calling for equal access to proxy statements.
m.Abstention Votes
Emerald supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: Emerald will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues
On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:
A.Human Rights
B.Nuclear Issues
C.Defense Issues
D.Social Responsibility
Emerald, in general supports the position of management. Exceptions to this policy Include:
1.South Africa
Emerald will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.
2.Northern Ireland
Emerald will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.
IV. Other Potential Conflicts of Interest
Emerald may manage a variety of corporate accounts that are publicly traded.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (“GMO”)
Proxy Voting Policy
Adoption: August 6, 2003
Last Revision: February 2025
GMO LLC and related entities1
(collectively, “GMO”)

1 Grantham, Mayo, Van Otterloo & Co. LLC, GMO Australia Limited, and GMO Singapore Pte. Ltd.

I.Statement of Policy
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to seek to ensure that such rights are properly and timely exercised. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) manages a variety of products and GMO’s proxy voting authority may vary depending on the type of product or specific client preferences. GMO retains full proxy voting discretion for accounts comprised of comingled client assets. However, GMO’s proxy voting authority may vary for accounts that GMO manages on behalf of individual clients. These clients may retain full proxy voting authority for themselves, grant GMO full discretion to vote proxies on their behalf, or provide GMO with proxy voting authority along with specific instructions and/or custom proxy voting guidelines. Where GMO has been granted discretion to vote proxies on behalf of managed account clients this authority must be explicitly defined in the relevant Investment Management Agreement, or other document governing the relationship between GMO and the client.
In exercising its proxy voting authority, GMO is mindful of the fact that the value of proxy voting to a client’s investments may vary depending on the nature of an individual voting matter and the strategy in which a client is invested. Some GMO strategies follow a systematic, research- driven investment approach, applying quantitative tools to process fundamental information and manage risk. Some proxy votes may have heightened value for certain clients, such as votes on corporate events (e.g., mergers and acquisitions, dissolutions, conversions, or consolidations) for those clients invested in GMO strategies involving the purchase of securities around corporate events. These differences may result in varying levels of GMO engagement in proxy votes, but in all cases where GMO retains proxy voting authority, it will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).
GMO’s Stewardship and Corporate Leadership Subcommittee, a sub-committee of the GMO ESG Oversight Committee, is responsible for the implementation of this Policy, including the oversight and use of third-party proxy advisers, the manner in which GMO votes its proxies, and fulfilling GMO’s obligation voting proxies in the best interest of its clients.
II.Use of Third-Party Proxy Advisors
GMO has retained an independent third-party Proxy Advisory firm for a variety of services including, but not limited to, receiving proxy ballots, proxy voting research and recommendations, and executing votes. GMO may also engage other Proxy Advisory firms as appropriate for proxy voting research and other services.
III.Considerations When Assessing or Considering a Proxy Advisory Firm
When considering the engagement of a new, or the performance and retention of an existing, Proxy Advisory firm to provide research, voting recommendations, or other proxy voting related services, GMO will, as part of its assessment, consider:
▪The capacity and competency of the Proxy Advisory firm to adequately analyze the matters up for a vote;
▪The ability of the Proxy Advisory firm to provide information supporting its recommendations in a timely manner;
▪The ability of the Proxy Advisory firm to respond to ad hoc requests from GMO;
▪Whether the Proxy Advisory firm has an effective process for obtaining current and accurate information including from issuers and clients (e.g., engagement with issuers, efforts to correct deficiencies, disclosure about sources of information and methodologies, etc.);
▪How the Proxy Advisory firm incorporates appropriate input in formulating its methodologies and construction of issuer peer groups, including unique characteristics regarding an issuer;
▪Whether the Proxy Advisory firm has adequately disclosed its methodologies and application in formulating specific voting recommendations;
▪The nature of third-party information sources used as a basis for voting recommendations;
▪When and how the Proxy Advisory firm would expect to engage with issuers and other third parties;
▪Whether the Proxy Advisory firm has established adequate policies and procedures on how it identifies, discloses and addresses conflicts of interests that arise from providing proxy voting recommendations and related services, from activities other than providing proxy voting recommendations and services, and from Proxy Advisory firm affiliations;
▪Whether the Proxy Advisory firm has established adequate diversity and inclusion practices;

▪Information regarding any errors, deficiencies, or weaknesses that may materially affect the Proxy Advisory firm’s research or ultimate recommendation;
▪Whether the Proxy Advisory firm appropriately and regularly updates methodologies, guidelines, and recommendations, including in response to feedback from issuers and their shareholders;
▪Whether the Proxy Advisory firm adequately discloses any material business changes taking into account any potential conflicts of interests that may arise from such changes.
GMO also undertakes periodic sampling of proxy votes as part of its assessment of a Proxy Advisory firm and in order to reasonably determine that proxy votes are being cast on behalf of its clients consistent with this Policy.
IV.Potential Conflicts of Interest of the Proxy Advisor
GMO requires any Proxy Advisory firm it engages with to identify and provide information regarding any material business changes or conflicts of interest on an ongoing basis. Where a conflict of interest may exist, GMO requires information on how said conflict is being addressed. If GMO determines that a material conflict of interest exists and is not sufficiently mitigated, GMO’s Stewardship and Corporate Leadership Subcommittee will determine whether the conflict has an impact on the Proxy Advisory firm’s voting recommendations, research, or other services and determine if any action should be taken.
V.Voting Procedures and Approach
In relation to stocks held in GMO funds and accounts where GMO has proxy voting discretion, GMO will, as a general rule, seek to vote in accordance with this Policy and the applicable guidelines GMO has developed to govern voting recommendations from its Proxy Advisory firm (“GMO Voting Guidelines”). In instances where a separate account client has provided GMO with specific instructions and/or custom proxy voting guidelines, GMO will seek to vote proxies in line with such instructions or custom guidelines.
GMO may refrain from voting in certain situations unless otherwise agreed to with a client. These situations include, but are not limited to, when:
1.The cost of voting a proxy outweighs the benefit of voting;
2.GMO does not have enough time to process and submit a vote due to the timing of proxy information transfer or other related logistical or administrative issues;
3.GMO has an outstanding sell order or intends to sell the applicable security prior to the voting date;
4.There are restrictions on trading resulting from the exercise of a proxy;
5.Voting would cause an undue burden to GMO (e.g., votes occurring in jurisdictions with beneficial ownership disclosure and/or Power of Attorney requirements); or
6.GMO has agreed with the client in advance of the vote not to vote in certain situations or on specific issues.
GMO generally does not notify clients of non-voted proxy ballots.
Some of GMO’s strategies primarily focus on portfolio management and research related to macro trading strategies which are implemented through the use of derivatives. These strategies typically do not hold equity securities with voting rights.
VI.Voting Guidelines
GMO seeks to vote proxies in a manner that encourages and rewards behavior that supports the creation of sustainable long‐term growth, and in a way consistent with the investment mandate of the assets we manage for our clients. Accordingly, GMO’s Voting Guidelines aim to promote sustainable best practices in portfolio companies, which includes advocating for environmental protection, human rights, fair labor, and anti-discrimination practices. When evaluating and adopting these guidelines and to encourage best sustainability practices, we take into account generally accepted frameworks such as those defined by the United Nations Principles for Responsible Investment and United Nations Global Compact.

VII.Issuer Specific Ballot Evaluations
GMO may review individual ballots (for example, in relation to specific corporate events such as mergers and acquisitions) using a more detailed analysis than is generally applied through the GMO Voting Guidelines. This analysis may, but does not always, result in deviation from the voting recommendation that would result from the GMO Voting Guidelines assigned to a given GMO fund or managed account. When determining whether to conduct an issuer-specific analysis, GMO will consider the potential effect of the vote on the value of the investment. To the extent that issuer-specific analysis results in a voting recommendation that deviates from a recommendation produced by the GMO Voting Guidelines, GMO will be required to vote proxies in a way that, in GMO’s reasonable judgment, is in the best interest of GMO’s clients.
VIII.Potential Conflicts of Interest of the Advisor
GMO mitigates potential conflicts of interest by generally voting in accordance with the GMO Voting Guidelines and/or specific voting guidelines provided by clients. However, from time to time, GMO may determine to vote contrary to GMO Voting Guidelines with respect to GMO funds or accounts for which GMO has voting discretion, which itself could give rise to potential conflicts of interest.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.GMO has a material business relationship or potential relationship with the issuer;
2.GMO has a material business relationship with the proponent of the proxy proposal; or
3.GMO members, employees or consultants have a personal or other material business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the GMO Voting Guidelines; (ii) seek instructions from the client or request that the client votes such proxy, or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
IX.Ballot Materials and Processing
The Proxy Advisory firm is responsible for coordinating with GMO’s clients’ custodians to seek to ensure that proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will typically be sent directly to the Proxy Advisory firm. In the event that proxy materials are sent to GMO directly instead of the Proxy Advisory firm, GMO will use reasonable efforts to coordinate with the Proxy Advisory firm for processing.
X.Disclosure
Upon request, GMO will provide clients with a copy of this Policy and how the relevant client’s proxies have been voted. In relation to the latter, GMO will prepare a written response that lists, with respect to each voted proxy:
1.The name of the issuer;
2.The proposal voted upon; and
3.The election made for the proposal.
XI.GMO Mutual Funds
GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, (b) seek instructions from its clients and vote on accordance with those instructions, or (c) take such other action as GMO deems appropriate in consultation with the Trust’s Chief Compliance Officer.

On an annual basis, GMO will provide, or cause the Proxy Advisory firm to provide, to the GMO Trust administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.
XII.Proxy Recordkeeping
GMO and its Proxy Advisory firm (where applicable) will maintain records with respect to this Policy for a period of no less than five (5) years as required by SEC Rule 204-2 under the Investment Advisers Act of 1940, including the following:
1.A copy of the Policy, and any amendments thereto;
2.A copy of any document that was material to making a decision how to vote proxies, or that memorializes that decision; and
3.A record of each vote cast by GMO or the Proxy Advisory firm on behalf of GMO clients.
XIII.Review of Policy and Procedures
As a general principle, the Stewardship and Corporate Leadership Subcommittee, with the involvement from the Compliance Department, reviews, on an annual basis, the adequacy of this Policy to reasonably ensure it has been implemented effectively, including whether it continues to be reasonably designed to ensure that GMO’s approach to voting proxies is in the best interests of its clients.

HOTCHKIS & WILEY
Proxy Policy
March 2025

OUR MANDATE
Our primary responsibility is to act as a fiduciary for our clients when voting proxies. We evaluate and vote each proposed proxy in a manner that encourages sustainable business practices which in turn maximizes long-term shareholder value.
There are instances such as unique client guidelines, regulatory requirements, share blocking, securities lending, or other technical limitations where we are unable to vote a particular proxy. In those instances where we do not have voting responsibility, we will generally forward our recommendation to such person our client designates.
OUR PROCESS
Analyst Role
To the extent we are asked to vote a client’s proxy, our investment analysts are given the final authority on how to vote a particular proposal as these analysts’ understanding of the company makes them the best person to apply our policy to a particular company’s proxy ballot.
Voting Resources
To assist our analysts in their voting, we provide them with a report that compares the company’s board of directors’ recommendation against H&W’s proxy policy guideline recommendation and with third-party proxy research (Institutional Shareholder Services “ISS” sustainability and climate benchmarks) and third-party ESG analysis (Morgan Stanley Capital International “MSCI”).
Engagement
As part of our normal due diligence and monitoring of investments, we engage management, board members, or their representatives on material business issues including environmental, social, and governance (“ESG”) matters. Each proxy to be voted is an opportunity to give company management and board members formal feedback on these important matters.
If our policy recommendation is contrary to management’s recommendation, our analyst is expected, but not required, to engage management. If the ballot issue is a materially important issue (i.e., the issue impacts the intrinsic value of the company), the analyst is required to engage with the company. Based on the engagement and the analyst’s investment judgment, the analyst will submit a vote instruction to the Managing Director of Portfolio Services via email.
Collaboration
We are not “activists” and we do not form ”groups” as defined by the SEC. However, we do engage with other institutional shareholders on important ESG proxy matters.
Exceptions To Policy
Any deviation from the H&W policy recommendation requires a written statement from the analyst that summarizes their decision to deviate from policy. Typical rationales include the issue raised is not material, the proposal is moot (e.g., the company already complies with proposal), the company has a credible plan to improve, policy does not fit unique circumstances of company, analyst’s assessment of the issue is in-line with intent of policy, or the proposal usurps management's role in managing the company.
Exceptions to policy are reviewed annually by the ESG Investment Oversight Group.
Administration
The Managing Director of Portfolio Services coordinates the solicitation of analysts’ votes, the collection of exception rationales, and the implementation of those votes by our third-party proxy advisor, ISS.
CONFLICTS OF INTEREST
All conflicts of interest are adjudicated based on what is deemed to be in the best interest of our clients and their beneficiaries. Our Proxy Oversight Committee (“POC”) is responsible for reviewing proxies voted by the firm to determine that the vote was consistent with established guidelines in situations where potential conflicts of interests may exist when voting proxies. In general, when a conflict presents itself, we will follow the recommendation of our third-party proxy advisor, ISS.

OVERSIGHT AND ROLES
ESG Investment Oversight Group
The ESG Investment Oversight Group is responsible for overseeing all ESG investment related issues. This mandate includes oversight of proxy voting policies and procedures as they relate to investment activity including the monitoring of proxy engagements, review of proxy voting exceptions and rationales, assessment of proxy voting issues, determination of ESG proxy goals, and education of investment staff on proxy matters. The group is staffed by members of the investment team and reports to the firm’s Chief Executive Officer.
Proxy Oversight Committee
The Proxy Oversight Committee is responsible for overseeing proxy administration and conflicts of interest issues. The committee is comprised of the Chief Operating Officer, Chief Compliance Officer, the chair of the ESG Investment Oversight Group, and Managing Director of Portfolio Services. This group oversees H&W’s proxy voting policies and procedures by providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws. This committee manages our third-party proxy advisory relationship.
Investment Analyst
The investment analyst is responsible for analyzing and voting all proxies. The investment analyst has the final authority on individual proxy votes. The ESG Investment Oversight Group has final authority on creating and amending the proxy policy.
VOTING GUIDELINES
This section summarizes our stance on important issues that are commonly found on proxy ballots, though each vote is unique and there will be occasional exceptions to these guidelines. The purpose of our proxy guidelines is to ensure decision making is consistent with our responsibilities as a fiduciary.
These guidelines are divided into seven categories based on issues that frequently appear on proxy ballots.
•Boards and Directors
•Environmental and Social Matters
•Auditors and Related Matters
•Shareholder Rights
•Capital and Restructuring
•Executive and Board Compensation
•Routine and Miscellaneous Matters
Boards and Directors
Board Independence
We believe an independent board is crucial to protecting and serving the interests of public shareholders. We will generally withhold from or vote against any insiders when such insider sits on the audit, compensation, or nominating committees; or if independent directors comprise less than 50% of the board. Insiders are non- independent directors who may have inherent conflicts of interest that could prevent them from acting in the best interest of shareholders. Examples of non-independent directors include current and former company executives, persons with personal or professional relationships with the company and or its executives, and shareholders with large ownership positions.
Board Composition
We believe directors should attend meetings, be focused on the company, be responsive to shareholders, and be accountable for their decisions.
We will generally withhold from or vote against directors who attend less than 75% of meetings held during their tenure without just cause, sit on more than 5 public company boards (for CEOs only 2 outside boards), support measures that limit shareholder rights, or fail to act on shareholder proposals that passed with a majority of votes.

Board Diversity
Boards should consider diversity when nominating new candidates, including gender, race, ethnicity, age, and professional experience. We encourage, but do not require, companies to have at least one female and one diverse (e.g., race, ethnicity) director or have a plan to do so.
Board Size
We do not see a standard number of directors that is ideal for all companies. In general, we do not want to see board sizes changed without shareholder approval as changing board size can be abused in the context of a takeover battle.
Board Tenure
In general, we will evaluate on a case-by-case basis whether the board is adequately refreshed with new talent and the proposed changes are not designed to reduce board independence.
Classified Boards
We oppose classified boards because, among other things, it can make change in control more difficult to achieve and limit shareholder rights by reducing board accountability.
Cumulative Voting
Generally, we oppose cumulative voting because we believe that economic interests and voting interests should be aligned in most circumstances.
Independent Board Chair
Generally, we favor a separate independent chair that is not filled by an insider. If the CEO is also the board chair, we require 2/3 of the board to be independent, a strong independent director (i.e., has formal input on board agendas and can call/preside over meetings of independent directors), and the CEO cannot serve on the nominating or compensation committees.
Proxy Contests
Proxy contests are unusual events that require a case-by-case assessment of the unique facts and circumstances of each contested proxy campaign. Our policy is to defer to the judgement of our analysts on what best serves our clients’ interests. Our analysts will evaluate the validity of the dissident’s concerns, the likelihood that the dissident plan will improve shareholder value, the qualifications of the dissident’s candidates, and management’s historical record of creating or destroying shareholder value.
Risk Oversight
Generally, companies should have established processes for managing material threats to their businesses, including ESG risks. We encourage transparency and vote to improve transparency to help facilitate appropriate risk oversight.
Environmental and Social Matters
We believe the oversight of ESG risks is an important responsibility of the board of directors and is a prerequisite for a well-managed company. Transparent disclosures are necessary to identify and evaluate environmental and social risks and opportunities. A lack of transparency will increase the likelihood that environmental and social risks are not being sufficiently managed/limited/mitigated. In general, we will engage companies with substandard disclosure to encourage them to provide adequate disclosure on E&S risks that typically align with Sustainability Accounting Standards Board (“SASB”) recommendations.
In general, we support proposals that encourage disclosure of risks provided they are not overly burdensome or disclose sensitive competitive information balanced against the materiality of the risk. We also consider whether the proposal is more effectively addressed through other means, like legislation or regulation.
Environmental Issues
Climate Change and Green House Gas Emissions
Climate change has become an important factor in companies’ long-term sustainability. Understanding a company’s strategy in managing these risks and opportunities is necessary in evaluating an investment’s prospects. We support disclosures related to the risks and/or opportunities a company faces related to climate change, including information on how the company identifies and manages such risks/opportunities.

Energy Efficiency
We generally support proposals requesting that a company report on its energy efficiency policies. Exceptions may include a request that is overly burdensome or provides unrealistic deadlines.
Renewable Energy
We support requests for reports on renewable energy accomplishments and future plans. Exceptions may include duplicative, irrelevant, or otherwise unreasonable requests.
Social Issues
Equal Opportunity
We support proposals requesting disclosures of companies’ policies and/or future initiatives related to diversity, including current data regarding the diversity of its workforce.
Gender Identity and Sexual Orientation
We support proposals to revise diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.
Human Rights Proposals
We support proposals requesting disclosure related to labor and/or human rights policies.
Political Activities
We support the disclosure of a company’s policies and procedures related to political contributions and lobbying activities.
Sexual Harassment
We vote on a case-by-case basis regarding proposals seeking reports on company actions related to sexual harassment. We evaluate the company’s current policies, oversight, and disclosures. We also consider the company’s history and any related litigation or regulatory actions related to sexual harassment, and support proposals we believe will prevent such behavior when systemic issues are suspected.
Auditors and Related Matters
Generally, we will support the board’s recommendation of auditors provided that the auditors are independent, non-audit fees are less than the sum of all audit and tax related fees, and there are no indications of fraud or misleading audit opinions.
Shareholder Rights
We do not support proposals that limit shareholder rights. When a company chronically underperforms minimal expectations due to poor execution, poor strategic decisions, or poor capital allocation, there may arise the need for shareholders to effect change at the board level. Proposals that have the effect of entrenching boards or managements, thwarting the will of the majority of shareholders, or advantaging one class of shareholders at the expense of other shareholders will not be supported.
Amendment to Charter/Articles/Bylaws
We do not support proposals that give the board exclusive authority to amend the bylaws. We believe amendments to charter/articles/bylaws should be approved by a vote of the majority of shareholders.
One Share, One Vote
Generally, we do not support proposals to create dual class voting structures that give one set of shareholders super voting rights that are disproportionate from their economic interest in the company. Generally, we will support proposals to eliminate dual class structures.
Poison Pills
In general, we do not support anti-takeover measures such as poison pills. Such actions can lead to outcomes that are not in shareholders’ bests interests and impede maximum shareholder returns. It can also lead to management entrenchment. We may support poison pills intended to protect NOL assets.

Proxy Access
Generally, we support proposals that enable shareholders with an ownership level of 3% for a period of three years or more, or an ownership level of 10% and a holding period of one year or more.
Right to Act by Written Consent
We believe that shareholders should have the right to solicit votes by written consent in certain circumstances. These circumstances generally include but are not limited to situations where more than a narrow group of shareholders support the cause to avoid unnecessary resource waste, the proposal does not exclude minority shareholders to the benefit of a large/majority shareholder, and shareholders receive more than 50% support to set up action by written consent.
Special Meetings
Generally, we support proposals that enable shareholders to call a special meeting provided shareholders own at least 15% of the outstanding shares.
Virtual Meetings
We believe shareholders should have the opportunity to participate in the annual and special meetings, as current communications technology such as video conferencing is broadly available to facilitate such interactions. This improves shareholders’ ability to hear directly from management and the board of the directors, and to provide feedback as needed.
Capital and Restructuring
Events such as takeover offers, buyouts, mergers, asset purchases and sales, corporate restructuring, recapitalizations, dilutive equity issuance, or other major corporate events are considered by our analysts on a case-by-case basis. Our policy is to vote for transactions that maximize the long-term risk adjusted return to shareholders considering management’s historical record of creating shareholder value, the likelihood of success, and the risk of not supporting the proposal.
Dual Class Shares
We do not support dual class shares unless the economic and voting interests are equal.
Issuance of Common Stock
In general, we will consider the issuance of additional shares in light of the stated purpose, the magnitude of the increase, the company’s historical shareholder value creation, and historical use of shares. We are less likely to support issuance when discounts or re-pricing of options has been an issue in the past.
Executive and Board Compensation
We expect the board of directors to design, implement, and monitor pay practices that promote pay-for-performance, alignment of interest with long-term shareholder value creation, retention and attraction of key employees. In general, we will evaluate executive compensation in light of historical value creation, peer group pay practices, and our view on management’s stewardship of the company.
We expect the board of directors to maintain an independent and effective compensation committee that has members with the appropriate skills, knowledge, experience, and ability to access third-party advice.
We expect the board of directors to provide shareholders with clear and understandable compensation disclosures that enable shareholders to evaluate the effectiveness and fairness of executive pay packages.
And finally, we expect the board of directors’ own compensation to be reasonable and not set at a level that undermines their independence from management.
Golden Parachutes
Golden parachutes can serve as encouragement to management to consider transactions that benefit shareholders; however, substantial payouts may present a conflict of interest where management is incentivized to support a suboptimal deal. We view cash severance greater than 3x base salary and bonus to be excessive unless approved by a majority of shareholders in a say-on-pay advisory vote.

Incentive Options and Repricing
We generally support long-term incentive programs tied to pay-for-performance. In general, we believe 50% or more of top executive pay should be tied to long-term performance goals and that those goals should be tied to shareholder value creation metrics. We do not support plans that reset when management fails to attain goals or require more than 10% of outstanding shares to be issued. In general, we do not support the exchange or repricing of options.
Say-on-Pay
We believe annual say-on-pay votes are an effective mechanism to provide feedback to the board on executive pay and performance. We support non-binding proposals that are worded in a manner such that the actual implementation of the plan is not restricted. In general, we will vote against plans where there is a serious misalignment of CEO pay and performance or the company maintains problematic pay practices. In general, we will withhold votes from members of the compensation committee if there is no say-on-pay on the ballot, the board fails to respond to a previous say-on-pay proposal that received less than 70% support, the company has implemented problematic pay practices such as repricing options or its pay plans are egregious.
Routine and Miscellaneous Matters
We generally support routine board proposals such as updating bylaws (provided they are of a housekeeping nature), change of the corporate name or change of the time or location of the annual meeting.
Adjournment of Meeting
We do not support proposals that give management the authority to adjourn a special meeting absent compelling reasons to support the proposal.
Amend Quorum Requirements
We do not support proposals to reduce quorum requirements for shareholder meetings without support from a majority of the shares outstanding without compelling justification.
Other Business
We do not support proposals on matters where we have not been provided sufficient opportunity to review the matters at hand.

LOS ANGELES CAPITAL
Proxy Policy
Rev. February 20, 2025

Table of Contents

I.		Introduction	3
II.		Proxy Policy Statement	3
	A.	Proxy Voting Guidelines	3
	B.	Limitations	4
	C.	Special Considerations	4
III.		Responsibility and Oversight	5
IV.		Proxy Voting Procedures	5
	A.	Materiality	5
	B.	Conflicts of Interest	5
	C.	Disclosure	6
	D.	Recordkeeping	6

I.Introduction
Los Angeles Capital Management LLC (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with U.S. Securities and Exchange Commission (“SEC”) Rule 206(4) ‐ 6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and its obligations under the Employee Retirement Income Security Act of 1974 (“ERISA”). Los Angeles Capital provides investment advisory or sub-advisory services to various types of institutional clients. When clients give Los Angeles Capital the authority to vote proxies held in their client accounts such authority is specified in the advisory contract or other governing agreements.
II.Proxy Policy Statement
Los Angeles Capital has retained Glass, Lewis & Co., LLC (“Glass Lewis”) an unaffiliated third‐party, to act as an independent proxy voting agent. Glass Lewis provides proxy analysis, voting recommendations and administration, recordkeeping, and manages other operational and reporting matters of the proxy voting process. If at any time a material conflict arises in connection with the Firm voting proxies for a client account, it would be resolved in the best interest of the client.
When Los Angeles Capital is given proxy voting authority together with a client’s voting policy, the Firm oversees compliance with such policy. When the client elects to use the Firm’s standard proxy guidelines, the Firm will vote in accordance with the guidelines approved by the Firm’s Proxy Committee (“Committee”). The Committee has approved the use of Glass Lewis’ market-based U.S. and Global guidelines1, as may be modified from time to time (the “Firm’s Guidelines”). Clients with specific proxy voting goals may direct the Firm to apply a thematic set of proxy guidelines developed by Glass Lewis or provide the Firm with an alternative set of custom guidelines for use in voting proxies for the client’s account.
A.Proxy Voting Guidelines
On an annual basis, the Committee reviews the Firm’s Guidelines. Members of the Committee also selectively review a sampling of the voting recommendations and the related proxy materials in determining whether to modify the approved Firm Guidelines.
Where the Firm has proxy voting authority, the Firm ultimately retains the right to cast each vote on a case‐by‐case basis, taking into consideration the applicable proxy guidelines including any contractual obligations or the specific voting policy of the particular portfolio as well as all relevant facts and circumstances including information that might be gathered from sources beyond Glass Lewis. Management of issuers, as well as other interested parties, will sometimes release supplemental information to the proxy statement that relates to a pending proxy vote. Glass Lewis and the Firm will not always be able to consider such additional information depending on the timing of its release and voting deadlines.
In the event there is a disagreement with the Glass Lewis analysis as to a particular vote, the Committee will determine whether it is appropriate to vote contrary to the Glass Lewis recommendation provided that such decision is consistent with the approved guideline. In the rare circumstance that the Committee believes it is in the best interest of a client to vote contrary to an approved guideline, the Committee will seek client consent prior to placing a vote that is contrary to such approved guideline(s).
Los Angeles Capital recognizes that a client may issue specific directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. The Firm requires that the advisory or sub‐advisory contract specify such instructions, including instructions as to how those votes will be managed, particularly where they differ from the Firm’s Guidelines.
It is unlikely that serious conflicts of interest will arise in the context of the Firm’s proxy voting because the Firm does not engage in other financial businesses such as brokerage or managing public companies, underwriting, or investment banking. Nevertheless, should a conflict of interest arise in connection with proxy voting or Glass Lewis, such conflict will be handled as described below under Section IV B, “Conflicts of Interest.” As a matter of policy, the Firm and its employees are required to put the interests of clients ahead of their own.
1 https://www.glasslewis.com/voting-policies-current/

B.Limitations
In limited circumstances, the Firm may elect to abstain from voting or may be unable to vote a client’s proxy. These circumstances include:
•Where the Firm concludes that the effect on shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant.
•Where the securities related to the vote participate in a securities lending program and are out on loan. In many cases, where a client directs the securities lending, Los Angeles Capital may not be aware when the security is out on loan and thus may not be able to recall the security before the record date, subject to the Special Considerations outlined below.
•Where the related securities are issued in a country that participates in share blocking because it is disruptive to the management of the portfolio.
•Where multiple global custodian accounts roll up into one omnibus sub-custodian account. In the specific markets where this may occur, the account managed by Los Angeles Capital is not registered individually. Therefore, if ballots are voted differently for the underlying accounts, the omnibus vote is considered split and is rejected.
•Where in the Firm’s judgement the unjustifiable costs2 or disadvantages of voting the proxy would exceed the anticipated benefit of voting (e.g., certain non‐U.S. securities).
•Where a required Power of Attorney is not on file or it is not feasible to get one on file.
•Where a meeting involves an issuer or transaction with a relevant U.S. or non U.S. sanctioned entity or individual.
C.Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations, individual client direction, and special guideline arrangements will dictate how voting will be done in these cases.
Mutual Funds
Where the Firm votes proxies for a mutual fund that it sub-advises, unless otherwise directed and agreed with such fund and its adviser, the proxies typically will be voted in accordance with the Firm’s proxy guidelines. Proxies of a mutual fund’s portfolio companies may be voted in accordance with resolutions or other instructions from an authorized person of the fund.
ERISA Accounts
The Department of Labor (“DOL”) rules emphasize that a fiduciary’s duties extend to management of shareholder rights including with respect to proxy voting. Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions. The DOL rules require voting with a focus on relevant risk-return factors and not voting in a manner that sacrifices investment returns or takes on risks that promote benefits or goals unrelated to the interests of participants and beneficiaries. Where the Firm has authority to vote proxies for an ERISA account, the Firm employs the Firm’s Guidelines unless otherwise specifically directed by the ERISA plan fiduciary. Where the Firm has authority to vote proxies for a commingled fund that is an ERISA plan asset fund, the Firm employs the Firm’s Guidelines.
Securities Lending Program
Certain situations where Los Angeles Capital may recall securities on loan to vote proxies, if operationally feasible, include: (i) where Los Angeles Capital deems a holding materially significant, (ii) where Los Angeles Capital is directing the securities lending, or (iii) where a client has made arrangements with its custodian to permit standing instructions for the recall of securities out on loan and Los Angeles Capital has agreed to implement the standing instructions.
2 The Department of Labor has indicated that such costs include, but are not limited to, expenditures related to developing proxy resolutions, proxy voting services and the analysis of the likely net effect of a particular issue on the economic value of the plan’s investment. Fiduciaries must take into consideration whether the exercise of its rights to vote a proxy is expected to have an effect on the economic value of the plan’s investment that will outweigh the costs of exercising such rights. With respect to proxies for shares of foreign corporations, a fiduciary, in deciding whether to purchase shares of a foreign corporation, should consider whether any additional difficulty and expense in voting such shares is reflected in their market price.

III.Responsibility and Oversight
The Committee was established to provide oversight to the proxy voting process and is responsible for developing, implementing, and updating the Firm’s proxy policy, reviewing approving, and/or formulating the Firm’s Guidelines, selecting and overseeing the third‐party proxy vendor, identifying any conflicts of interest, determining the votes for issues it elects to vote independently from, or that cannot be voted by, Glass Lewis, monitoring legislative and corporate governance developments surrounding proxy issues, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.
As part of the Committee’s ongoing oversight of its third-party proxy vendor, the Committee considers (i) the adequacy and quality of the proxy vendor’s staffing and personnel; (ii) the presence of conflicts and processes to address those conflicts; (iii) the robustness of the proxy vendor’s policies and procedures for ensuring that its recommendations are based on current and accurate information; and (iv) any other appropriate considerations as to the nature and quality of the proxy vendor’s services. In addition, Compliance conducts periodic reviews of ballots voted by the proxy vendor to ensure they are in line with proxy voting procedures.
In cases where the Committee votes a proxy ballot it may conduct research internally and/or use the resources of an independent research consultant or use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, reports by issuers’ management on pending proxy votes, and/or published analyses of shareholder and management proposals. In such voting circumstances, two votes from voting members of the Committee or one voting member of the Committee and an internal legal counsel are required.
Los Angeles Capital’s Operations Department handles the day-to-day administration of the proxy voting process.
IV.Proxy Voting Procedures
Glass Lewis provides for the timely execution of specified proxy votes on the Firm’s behalf, which includes complete account set‐up, vote execution, reporting, recordkeeping, and compliance with ERISA.
Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each client’s Investment Management Agreement, Limited Partnership Agreement, Prospectus, Trust Agreement or other legal documentation governing the account. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser or delegated to a sub-adviser unless the voting right is retained by a named fiduciary of the plan. If an advisory or sub‐advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.
While Los Angeles Capital will accept direction from clients on specific proxy issues for their account, the Firm reserves the right to maintain its standard position on all other client accounts for which the Firm has proxy voting authority.
A.Materiality
The Committee has designated certain materiality thresholds for situations in which the Committee may vote independently from Glass Lewis or may take separate actions in regard to securities lending limitations. Materiality thresholds are monitored daily and are escalated to the Committee for review.
B.Conflicts of Interest
Los Angeles Capital attempts to minimize the risks of conflicts and reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis.
If Glass Lewis identifies a potential conflict of interest between it and a publicly held company, it will disclose the relationship on the relevant proxy paper research report. In these situations, members of the Committee will review the proxy paper research report and vote the proxy in accordance with the Committee charter.
If an unforeseen conflict requires specialized treatment, alternate measures may be taken, up to and including having Glass Lewis refrain from writing a proxy paper research report and abstaining from making a voting recommendation on the company. In this scenario Glass Lewis would procure a substitute research report from an alternative qualified provider, and the Committee may be required to research and vote the proxy.

If the Committee identifies a potential material conflict of interest between Los Angeles Capital or an affiliated person of the Firm and the issuer whose ballot is being voted, the client whose account holds the shares of such issuer will be notified. If no directive on how to vote is issued by the client, the Committee will vote in such a way that, in the Committee’s opinion, fairly addresses the conflict in the best interest of the client.
C.Disclosure
Los Angeles Capital will provide clients with a copy of the Firm’s current proxy policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to a client upon its request within a reasonable time. For further information, please contact a member of Operations at operations@lacapm.com.
Los Angeles Capital generally will not disclose how it has voted or intends to vote on behalf of a client account except as required by applicable law but may disclose such information to a client regarding their portfolio who itself may decide or may be required to make public such voting information. Los Angeles Capital will not disclose past votes or share amounts voted except: (i) for a valid business purpose as determined in the discretion of the Chief Compliance Officer or Chief Legal Officer, (ii) to the respective client for such client's account, (iii) as required on Form N-PX related to Say-on-Pay votes, or (iv) as otherwise required by law.
D.Recordkeeping
All proxy records pursuant to Section 204‐2 of the Advisers Act are retained by either Glass Lewis or Los Angeles Capital. Glass Lewis retains (1) records of proxy statements received regarding client securities, and (2) records of each vote cast. Los Angeles Capital retains (1) copies of its proxy policies, procedures, and Firm Guidelines; (2) copies of any document created by Los Angeles Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) each written client request for information on how the adviser voted proxies on behalf of the client; (4) a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client; and (5) regulatory filings related to proxy voting.
ERISA Accounts
Los Angeles Capital’s maintains access to proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. Such records may be maintained via Glass Lewis’ electronic system. Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost‐benefit analyses.
Duration
Proxy voting books and records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, the records are fully accessible in Los Angeles Capital’s office and electronically.

Nuveen
Proxy Voting Policy
Policy Adoption Date: February 3, 2020
Effective Date of Current Policy/Last Date Reviewed: July 29, 2024

Policy Purpose and Statement

Proxy voting is the primary means by which shareholders may influence a publicly traded company's governance and operations and thus create the potential for value and positive long-term investment performance. When an SEC registered investment adviser has proxy voting authority, the adviser has a fiduciary duty to vote proxies in the best interests of its clients and must not subrogate its clients’ interests to its own. In their capacity as fiduciaries and investment advisers, Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC (“TAL”) and TIAA-CREF Investment Management, LLC (“TCIM”), (each an “Adviser” and, collectively, the “Advisers”), vote proxies for the Portfolio Companies held by their respective clients, including investment companies and other pooled investment vehicles, institutional and retail separate accounts, and other clients as applicable. The Advisers have adopted this Policy, the Nuveen Proxy Voting Guidelines, and the Nuveen Proxy Voting Conflicts of Interest Policy for voting the proxies of the Portfolio Companies they manage. The Advisers leverage the expertise and services of an internal group referred to as Nuveen’s Stewardship Group to administer the Advisers’ proxy voting. The Stewardship Group adheres to the Advisers’ Proxy Voting Guidelines which are reasonably designed to ensure that the Advisers vote client securities in the best interests of the Advisers’ clients.

Applicability
This Policy applies to employees of Nuveen acting on behalf of Nuveen Asset Management, LLC, (“NAM”),Teachers Advisors, LLC, (“TAL”) and TIAA-CREF Investment Management, LLC (“TCIM”), each an “Adviser” and collectively referred to as the “Advisers”

Policy Statement
Proxy voting is a key component of a Portfolio Company’s corporate governance program and is the primary method for exercising shareholder rights and influencing the Portfolio Company’s behavior. Nuveen makes informed voting decisions in compliance with Rule 206(4)-6 (the “Rule”) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and applicable laws and regulations, (e.g., the Employee Retirement Income Security Act of 1974, “ERISA”).

Enforcement
As provided in the TIAA Code of Business Conduct, all employees are expected to comply with applicable laws and regulations, as well as the relevant policies, procedures and compliance manuals that apply to Nuveen’s business activities. Violation of this Policy may result in disciplinary action up to and including termination of employment.
Terms and Definitions
Advisory Personnel includes the Adviser’s portfolio managers and research analysts.
Proxy Voting Guidelines (the ‘’Guidelines’’) are a set of pre-determined principles setting forth the manner in which the Advisers intend to vote on specific voting categories, and serve to assist clients, Portfolio Companies, and other interested parties in understanding how the Advisers intend to vote on proxy-related matters. The Guidelines are not exhaustive and do not necessarily dictate how the Advisers will ultimately vote with respect to any proposal or resolution. While the Guidelines are developed, maintained, and implemented by the Stewardship Group, and reviewed by the Nuveen Proxy Voting Committee, the portfolio managers of the Advisers maintain the ultimate decision-making authority with respect to how proxies will be voted.
Portfolio Company includes any publicly traded operating company held in an account that is managed by an Adviser. For the avoidance of doubt, Portfolio Company excludes investment companies.
Policy Requirements
Investment advisers, in accordance with the Rule, are required to (i) adopt and implement written policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, and address resolution of material conflicts that may arise, (ii) describe their proxy voting procedures to their clients and provide copies on request, and (iii) disclose to clients how they may obtain information on how the Advisers voted their proxies.
The Nuveen Proxy Voting Committee (the “Committee”), the Advisers, the Stewardship Group and Nuveen Compliance are subject to the respective requirements outlined below under Roles and Responsibilities.
Although it is the general policy to vote all applicable proxies received in a timely fashion with respect to securities selected by an Adviser for current clients, the Adviser may refrain from voting in certain circumstances where such voting would be disadvantageous, materially burdensome or impractical, or otherwise inconsistent with the overall best interest of clients.
Roles and Responsibilities
Nuveen Proxy Voting Committee
The purpose of the Committee is to establish a governance framework to oversee the proxy voting activities of the Advisers in accordance with the Policy. The Committee’s voting members will be comprised from Research, the Advisers, and the Stewardship Group. Non-voting members will be comprised from Nuveen Legal, Nuveen Compliance, Nuveen Advisory Product, and Nuveen Investment Risk. The Committee may invite others on a standing, routine and/or an ad hoc basis to attend Committee meetings. The CCOs of CREF/TC Funds and the Nuveen Funds shall be standing, non- voting invitees. The Committee has delegated responsibility for the implementation and ongoing administration of the Policy to the Stewardship Group, subject to the Committee’s ultimate oversight and responsibility as outlined in the Committee’s Proxy Voting Charter.
Advisers
1.Advisory Personnel maintain the ultimate decision-making authority with respect to how proxies will be voted, unless otherwise instructed by a client, and may determine to vote contrary to the Guidelines and/or a vote recommendation of the Stewardship Group if such Advisory Personnel determines it is in the best interest of the Adviser’s clients to do so. The rationale for all such contrary vote determinations will be documented and maintained.
2.When voting proxies for different groups of client accounts, Advisory Personnel may vote proxies held by the respective client accounts differently depending on the facts and circumstances specific to such client accounts. The rationale for all such vote determinations will be documented and maintained.

3.Advisory Personnel must comply with the Nuveen Proxy Voting Conflicts of Interest Policy with respect to potential material conflicts of interest.
Nuveen Stewardship Group
1.Performs day-to-day administration of the Advisers’ proxy voting processes.
2.Seeks to vote proxies in adherence to the Guidelines, which have been constructed in a manner intended to align with the best interests of clients. In applying the Guidelines, the Stewardship Group, on behalf of the Advisers, takes into account several factors, including, but not limited to:
•Input from Advisory Personnel
•Third party research
•Specific Portfolio Company context, including environmental, social and governance practices, and financial performance.
3.Assists in the development of securities lending recall protocols in cooperation with the Securities Lending Committee.
4.Performs Form N-PX filings in accordance with regulatory requirements.
5.Delivers copies of the Advisers’ Policy to clients and prospective clients upon request in a timely manner, as appropriate.
6.Assists with the disclosure of proxy votes as applicable on corporate websites and elsewhere as required by applicable regulations.
7.Prepares reports of proxies voted on behalf of the Advisers’ investment company clients to their Boards or committees thereof, as applicable.
8.Performs an annual vote reconciliation for review by the Committee.
9.Arranges the annual service provider due diligence, including a review of the service provider’s potential conflicts of interests, and presents the results to the Committee.
10.Facilitates quarterly Committee meetings, including agenda and meeting minute preparation.
11.Complies with the Nuveen Proxy Voting Conflicts of Interest Policy with respect to potential material conflicts of interest.
12.Creates and retains certain records in accordance with Nuveen’s Record Management program.
13.Oversees the proxy voting service provider with respect to its responsibilities, including making and retaining certain records as required under applicable regulation.
Nuveen Compliance
1.Seeks to ensure proper disclosure of Advisers’ Policy to clients as required by regulation or otherwise.
2.Seeks to ensure proper disclosure to clients of how they may obtain information on how the Advisers voted their proxies.
3.Assists the Stewardship Group with arranging the annual service provider due diligence and presenting the results to the Committee.
4.Monitors for compliance with this Policy and retains records relating to its monitoring activities pursuant to Nuveen’s Records Management program.
Nuveen Legal
1.Provides legal guidance as requested.
3

Governance
Review and Approval
This Policy will be reviewed at least annually and will be updated sooner if substantive changes are necessary. The Policy Owner, the Committee and the NEFI Compliance Committee are responsible for the review and approval of this Policy.
Implementation
Nuveen has established the Committee to provide centralized management and oversight of the proxy voting process administered by the Stewardship Group for the Advisers in accordance with its Proxy Voting Committee Charter and this Policy.
Exceptions
Any request for a proposed exception or variation to this Policy will be submitted to the Committee for approval and reported to the appropriate governance committee(s), where appropriate.
Related Documents
•Nuveen Proxy Voting Committee Charter
•Nuveen Proxy Voting Guidelines
•Nuveen Proxy Voting Conflicts of Interest Policy and Procedures
•Nuveen Policy Statement on Responsible Investing

Governance	NEFI Compliance Committee
Policy Owner	Nuveen Proxy Voting Committee
Policy Leader	Nuveen Compliance
4

PineBridge Investments
Proxy Voting Policies and Procedures
2024

The information contained herein is the property of PineBridge Investments and may not be copied, used, or disclosed, in whole or in part, stored in a retrieval system, or transmitted in any form or by any means (electronic, mechanical, reprographic, recording, or otherwise) without the prior written permission of PineBridge Investments.

I.Introduction
Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in each Client’s best interest.
II.Policy Statement
Proxy Procedures
As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)
Record-Keeping
PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and; (v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third-party proxy voting service or other third party.
Proxies of Shares of Non-U.S. Corporations
PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.
Policy on Monitoring Class Action Suits
In the event that PineBridge has purchased the same security for a Client’s portfolio alongside its investments on behalf of itself or an affiliate, PineBridge generally will seek to inform a Client that such Client may also have a cause of action whenever such issuer is subject to class action litigation. PineBridge as a general matter will also make available to the Client such rights, if any, as that PineBridge may have against any such issuer in its capacity as the Client’s agent, and PineBridge will, where possible, give the Client such assistance as it may reasonably require to exercise its rights in any such action.
PineBridge generally does not, however, search out potential legal claims or monitor class action lawsuits against issuers arising from investments held in a Client portfolio, nor may PineBridge institute a lawsuit on a Client’s behalf arising from investments held in the Client portfolio.
In addition, given the size and breadth of PineBridge’s business, it is possible that there may be situations in which PineBridge or an affiliate might become aware of a potential lawsuit with respect to a security, one of which may also be held within a Client portfolio. In these situations, there is the possibility, due to confidentiality requirements or conflicts of interest, that PineBridge would be restricted from informing a Client of potential legal actions and activities.
In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel), and will attempt to resolve all conflicts in the Client’s best interest.

III.Procedures
•Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.
•If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken.
•If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Operations should be consulted. Operations has access to these proxy voting records.
•PineBridge has established a Stewardship Committee (the “Committee”), which is responsible for defining and monitoring PineBridge’s proxy voting strategy and process. The Committee is comprised of members of senior management, portfolio management, Compliance, Legal, Product and Operations.
•The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios. Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.
•Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
•PineBridge has engaged a third-party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’ s voting guidelines.
•In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.
IV.Associated Policies
Advisory Agreements Policy

Polen Capital Credit, LLC
Proxy Voting Policies and Procedures
Updated May 3, 2022

Overview
In accordance with the fiduciary duties owed to our clients and Rule 206(4)-6 promulgated by the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”), Polen Capital Credit, LLC (“Polen Credit”) has adopted and implemented these Proxy Voting Policies and Procedures (the “Policies”) that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients that have delegated proxy voting authority to us.
Proxy Voting Guidelines and Procedures
Given the credit-oriented focus of Polen Credit’s investment strategies, Polen Credit primarily manages investments in high yield fixed income, rather than equity securities. As a result, equity investments, in particular in public companies that regularly disseminate proxy voting materials to their shareholders, typically constitute a very small percentage of the total assets managed by Polen Credit. Proxy voting in publicly-traded equities therefore is typically not a material element of Polen Credit’s significant investment strategies.
When a client grants Polen Credit proxy voting authority, we will vote such proxies in the best interests and for the benefit of such client in accordance with our fiduciary duty and all applicable laws and regulations. We believe that this approach means voting in accordance with our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the company whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote. Normally, voting decisions are made by the research analyst (or portfolio manager) responsible at the time of the vote for monitoring the corporate events of the particular issuer of the securities to be voted. Polen Credit believes that it is not appropriate, in most cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines. Accordingly, Polen Credit generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by- case basis.
These Policies are intended to support good corporate governance, including those corporate practices that address environmental and social issues, in all cases with the objective of protecting shareholder interests and maximizing shareholder value. Accordingly, to the extent that Polen Credit identifies a material ESG (environmental, social, or governance) issue with respect to a particular company, it factors such information into its decision-making process with respect to proxy voting and exercises discretion that it deems appropriate and in the best interests of its clients in a manner consistent with the firm’s Responsible Investment Policy.
Polen Credit utilizes a third party service provider, Institutional Shareholder Services (“ISS”) for research and recommendations with respect to certain proxy issues, and for facilitating the processing of Polen Credit’s selections for each proxy vote. In voting proxies pursuant to these Policies, Polen Credit may consult ISS’s Sustainability Voting Guidelines, but in all instances, we will make an independent decision for each vote on a case-by-case basis. Additional information about ISS and the ISS Sustainability Voting Guidelines is available at http://www.issgovernance.com/policy.
The Polen Credit operations department has designated an internal proxy administrator, who is responsible for coordinating the review and voting of client proxies, including, without limitation, circulating the proxy with respect to the applicable research analyst (or portfolio manager) responsible for the voting the proxy and subsequently submitting any applicable proxy vote on behalf of Polen Credit clients within the ISS platform prior to any applicable deadlines.1
1 Notwithstanding the foregoing, from time to time, Polen Credit clients may hold private equity positions (typically, in connection with the restructuring of a prior fixed income position). To the extent applicable, these Policies also set forth Polen Credit’s approach with respect to any shareholder voting of private equity holdings in such client accounts. However, a member of the investment team (typically, the Associate General Counsel) will assume responsibility for reviewing and processing such votes on behalf of Polen Credit’s clients.

In certain circumstances, Polen Credit may elect to not vote a proxy with respect to securities held in client accounts, including, but not limited to, situations where (a) the securities are no longer held in a client’s account; (b) the proxy or related materials are not received in sufficient time to allow Polen Credit to analyze the material or cast an informed vote by the voting deadline; or (c) Polen Credit concludes that the costs of voting a proxy outweigh any potential benefits to its clients. In addition, Polen Credit may seek voting instructions from some or all of the clients holding the securities to be voted, and, as a result, client instructions may cause Polen Credit to vote differently for different clients on the same matter.
Material Conflicts of Interest
If the research analyst (or portfolio manager) responsible for recommending a proxy vote identifies a material conflict of interest between our interests and the interest of our clients, such individual (and/or the internal proxy administrator) will notify the firm’s general counsel & chief compliance officer. If the general counsel & chief compliance officer agrees that a material conflict of interest exists, Polen Credit generally will request a waiver of the conflict of interest or otherwise seek to obtain voting instructions from the affected client(s), or an authorized representative of the client(s) (or, in limited circumstances, an appropriate independent third party). In the event that the client(s), client representative(s), or other third party, as the case may be, do not desire to direct the vote of the proxy matter in question, Polen Credit may, as circumstances warrant, take other steps, such as consulting with its outside legal counsel or an independent third party service, which steps are designed to result in a decision that is demonstrably based on the clients’ best interests and not the product of the conflict. If a material conflict cannot be resolved as described above, Polen Credit will not vote the proxy on behalf of such client(s).
Maintenance of Proxy Voting Records
As required by Rule 204-2 under the Advisers Act, Polen Credit maintains records of proxies that it has voted on behalf of its clients. These records include:
•a copy of Polen Credit’s internal policies and procedures with respect to proxy voting, as updated from time to time;
•copies of proxy statements received regarding securities held in client accounts, unless the materials are available electronically through the SEC’s EDGAR system;
•a record of each vote cast on behalf of our clients;
•a copy of any internal documents created by Polen Credit that were material to making the decision how to vote proxies on behalf of its clients; and
•each written client request for proxy voting records and Polen Credit’s written response to any (written or oral) client request for such records.
Polen Credit will maintain these proxy voting books and records for a period of not less than five years.
Disclosure
Polen Credit will provide each client with either a copy of these Policies or a summary thereof. In addition, upon the request of any client, Polen Credit will provide each client with information with respect to how Polen Credit voted any proxies on behalf of such client.

Post Advisory Group
Proxy and Corporate Action Voting Policy
Dated March 2020

Policy
When voting proxies or acting on corporate actions for clients, Post will decide based on the best interests of its clients. Post shall act in a prudent and diligent manner and make voting decisions Post believes enhance the value of the assets of client accounts. With respect to ERISA accounts, plan beneficiaries and participants, voting will be in accordance with ERISA and the U.S. Department of Labor (“DOL”) guidance thereunder. Unless a client specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote proxies or act on other actions received in sufficient time prior to their deadlines as part of its discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.
Background
Post Advisory Group, LLC (“Post”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-ended investment companies (“mutual funds”). While Post primarily manages fixed income securities, it does occasionally hold a limited amount of voting securities or securities for which shareholder action is solicited in a client account.
Responsibility
The Chief Compliance Officer (CCO) is responsible for establishing this policy, ensuring that this policy is consistent with applicable federal securities laws and regulations, updating this policy based on changes to federal securities laws and regulations and providing effective disclosure of this policy as applicable. Additionally, the Compliance Department (Compliance) is responsible for evaluating this policy no less frequently than annually. Compliance is also responsible for restricting securities with pending corporate actions in Charles River.
Post’s Operations Department is responsible for voting proxies in a timely manner and consistently across portfolios as well as handling clients’ corporate actions.
Proxy Voting Procedures
Operations will consider each proxy issue individually and vote in a manner which Post believes enhances the value of client accounts overall. Where a proxy proposal raises a material conflict of interest between Post’s interests and the client’s, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client’s account.
Corporate Actions Procedures
The following procedures are following in addressing corporate actions:
•Operations will receive notifications of corporate actions from State Street.
•Operations will request and receive instructions from the relevant PM or Analyst covering the security.
•Operations will vote consistent with the instructions in State Street’s CApTAIN system and send confirmatory documentation back to the relevant PM or Analyst.
•For mandatory calls, Operations will add the positions to the cash sheet and Compliance will add those securities to a restricted list in Charles River.
•State Street will automatically execute exchanges due to standing instructions from Post.
Record Retention
All records associated with this policy that require retention shall be maintained according to the record retention obligations enumerated in the attached Recordkeeping Policy.

SPECTRUM ASSET MANAGEMENT, INC.
Policy on Proxy Voting
For Investment Advisory Clients
2024

GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:
STANDARDS:
Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:
•That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.
•That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
•That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.
•That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
•That Spectrum will implement a reasonable and sound basis to vote proxies.
PROCESSES:
A.Following ISS’ Recommendations
Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.
From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.
B.Disregarding ISS’ Recommendations
Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against ISS Recommendation(s), Exhibit A hereto, shall be completed in each such instance.

Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the three categories below.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.
Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”
As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.
Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.
Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:
•Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.
•Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.
•Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).
In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:
•A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.
•Publicly available information.
•Information generally known within Spectrum.
•Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.
•Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.
Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.
Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:
1.Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).
2.Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.
If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.
Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.
Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.
PROXY VOTING GUIDELINES
CATEGORY I:  Routine Administrative Items
Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:
1.selection of auditors
2.increasing the authorized number of common shares
3.election of unopposed directors
CATEGORY II:  Special Interest Issues
Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  Issues Having the Potential for Significant Economic Impact
Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.
1.Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.
2.Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.
3.Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.
4.Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.
5.Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.
6.Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.
7.Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against ISS Recommendation(s)

This form should be completed in instances in which Spectrum Portfolio Manager(s) decide to vote against ISS recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of ISS recommendation (see attached full ISS recommendation:

4. Reasons for voting against ISS recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No
Name of individual contacted:
Date:

7. Contacted other Spectrum portfolio managers who have position in same security: Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

T. ROWE PRICE ASSOCIATES, INC.
AND CERTAIN OF ITS INVESTMENT ADVISER AFFILIATES
PROXY VOTING POLICIES AND PROCEDURES
February 2025

RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.
T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
1 This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.

ADMINISTRATION OF POLICIES AND PROCEDURES
Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.
Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.
Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Guidelines
Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg.
Global Portfolio Companies
The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.
Fixed Income and Passively Managed Strategies
Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking
Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.
Securities on Loan
The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.

Monitoring and Resolving Conflicts of Interest
The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Specific Conflict of Interest Situations
Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.
In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.
For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15%aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.2
2 The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.

REPORTING, RECORD RETENTION AND OVERSIGHT
The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

VAUGHAN NELSON INVESTMENT MANAGEMENT
Investment Adviser Policies and Procedures Manual
Proxy Voting Policies and Procedures
Revised September 2025

Introduction
Rule 206(4)-6 under the Investment Advisers Act of 1940 addresses an investment adviser’s duty with regard to the voting of proxies for clients. Under the rule an adviser must:
a)Adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the client’s best interest and to address procedures to be undertaken in the event a material conflict arises between the firm’s interest and that of our clients as to how a particular security or proxy issue is voted;
b)Disclose to clients how they may obtain information regarding how the firm voted with respect to the client’s securities; and
c)Describe the firm’s policies and procedures to clients and, upon request, furnish a copy of the policies and procedures to the requesting client.
Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) has created a Proxy Voting Policy, Procedures and Guideline which are reasonably designed to ensure proxies are voted in the best interest of our clients, are in compliance with Rule 206(4)-6 and address the areas noted by the U.S. Securities and Exchange Commission (“SEC”) in Staff Legal Bulletin 20 as well as guidance issued from time to time by the SEC. Our authority to vote proxies for our clients is established through either the advisory contract (if the contract is silent, implied by the overall delegation of discretionary authority), or our fiduciary responsibility to ERISA clients under Department of Labor regulations.
A.Proxy Voting Policy
Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) will vote proxies of the securities held in its clients’ portfolios on behalf of each client that has delegated proxy voting authority to Vaughan Nelson as investment adviser. Vaughan Nelson has adopted and implemented Proxy Voting Policies and Procedures (“Policy and Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interests of clients, in accordance with Vaughan Nelson’s fiduciary duty, and all applicable law and regulations. The Policy and Procedures, as implemented by the Vaughan Nelson Proxy Voting Committee (PVC), are intended to support good corporate governance, including those corporate practices that address environmental and social issues (“ESG Matters”), with the objective of protecting shareholder interests and maximizing shareholder value.
Vaughan Nelson has also created a Proxy Voting Guideline (the “Guideline”) reasonably believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. In drafting this guideline, the firm considered the nature of the firm’s business and the types of securities being managed. The firm created the Guideline to help ensure voting consistency on issues common amongst issuers and to help serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy.
Vaughan Nelson uses the services of third parties to provide research, analysis, voting recommendations, and to administer the process of voting proxies for those clients for which Vaughan Nelson has voting authority (collectively the “Proxy Voting Services”). Vaughan Nelson will generally follow its express policy with input from the Proxy Voting Service that provides research, analysis and voting recommendations to Vaughan Nelson unless the Proxy Voting Committee determines that the client’s best interests are served by voting otherwise.

B.General Guidelines
The following general guidelines will apply when voting proxies on behalf of accounts for which Vaughan Nelson has voting authority.
1.Client’s Best Interests. The Policy and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of clients. When considering the best interests of clients, Vaughan Nelson has determined that this means the best investment interest of its clients as shareholders of the issuer. In evaluating our clients’ best interests, Vaughan Nelson considers ESG Matters as part of its investment process. The Procedures are intended to reflect the incorporation and impact of these factors in cases where they are material to the growth and sustainability of an issuer. Vaughan Nelson has established its Policy and Procedures to assist it in making its proxy voting decisions with a view toward enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Vaughan Nelson will vote against proposals that it believes could negatively impact the current or future market value of the issuer’s securities during the expected holding period.
2.Client Proxy Voting Authority. Rather than delegating proxy voting authority to Vaughan Nelson, a client may retain the authority to vote proxies for securities in its account (or delegate voting authority to another party). Vaughan Nelson will honor this instruction as included within the investment management agreement or separately authorized document.
3.Stated Proxy Guideline. In the interest of consistency in voting proxies on behalf of its clients, Vaughan Nelson has adopted a Proxy Guideline that identifies issues where Vaughan Nelson will (a) generally vote in favor of a proposal; (b) generally vote against a proposal; or (c) specifically consider its vote for or against a proposal. However, each vote may be cast differently than the stated guideline, taking into consideration all relevant facts and circumstances at the time of the vote. In cases where the recommendation of the issuer’s management and the Proxy Voting Service are the same, the vote will generally be cast as recommended and will not be reviewed on a case-by- case basis by the Proxy Committee.
4.Abstentions, Limitations and Other Exceptions. Vaughan Nelson’s general policy is to vote rather than abstain from voting on issues presented. However, in the following circumstances Vaughan Nelson may not vote a client’s proxy:
•Mutual Funds – where voting may be controlled by restrictions within the fund or the actions of authorized persons
•International Securities – where the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so
•New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material
•Unsupervised Securities – where the firm does not have a basis on which to offer advice
•Unjustifiable Costs – for example, the firm may abstain from voting a client proxy in a specific instance if, in our good faith determination, the costs involved in voting such proxy cannot be justified (e.g., total client holdings less than 10,000 shares and not held by a mutual fund; costs associated with obtaining translations of relevant proxy materials for non-U.S. securities) in light of the benefits to the client of voting. In accordance with the firm’s fiduciary duties, the firm shall, in appropriate cases, weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The decision will take into account the effect the vote is expected to have on the value of a client’s investment and whether this expected effect would outweigh the cost of voting.

•Administrative requirements for voting proxies in certain foreign jurisdictions such as providing a power of attorney to the client’s local sub-custodian, cannot be fulfilled due to timing of the requirement, or the costs required to fulfill the administrative requirements appear to outweigh the benefits to the client of voting the proxy.
•Securities Not Held on Meeting Date – securities held on ‘record date’ but divested prior to the ‘meeting date’
•The client, as of the record date, has loaned the securities to which the proxy relates and Vaughan Nelson has concluded that it is not in the best interest of the client to recall the loan or is unable to recall the loan in order to vote the securities.
•ERISA accounts – with respect to ERISA clients for whom we have accepted the responsibility for proxy voting, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, and the firm’s duty to avoid prohibited transactions.
5.Oversight. All issues presented for shareholder vote are subject to the oversight of the Proxy Voting Committee, either directly or by application of this Policy and Guideline. All non-routine issues will generally be considered directly by the Proxy Voting Committee and/or, when necessary, the investment professionals responsible for an account holding the security and will be voted in the best investment interests of the client. All routine “for” and “against” issues will be voted according to the Guideline unless special factors require that they be considered by the PVC and/or the investment professionals responsible for an account holding the security.
6.Availability of Procedures. Vaughan Nelson includes a description of its Proxy Voting Procedures in Part 2A of its Form ADV. Upon request, Vaughan Nelson also provides clients with a copy of its Proxy Voting Procedures.
7.Disclosure of Vote. Vaughan Nelson will, upon request by a client, provide information about how each proxy was voted with respect to the securities in that client’s account. Vaughan Nelson’s policy is not to disclose a client’s proxy voting records to third parties except as required by applicable law and regulations.
8.N-PX reporting. On November 2, 2022, the Securities and Exchange Commission (the “Commission”) adopted amendments to enhance the form used by mutual funds, exchange-traded funds, and certain other registered funds (“funds”) to report information about their proxy votes (“Form N-PX”). The amendments are intended to make these funds’ proxy voting records more usable and easier to analyze, improving investors’ ability to monitor how their funds vote and compare different funds’ voting records. The rulemaking also requires institutional investment managers (“managers”) to report how they voted on executive compensation, or so-called “say-on-pay” matters. Vaughan Nelson worked with its third-party proxy service provider (ISS) to develop these reports in support of the regulation amendments. Funds and managers will be required to file their first annual reports on amended Form N-PX by August 31, 2024, with these reports covering the period of July 1, 2023 to June 30, 2024.

C.Proxy Voting Committee (PVC)
1.Proxy Voting Committee Composition. The Proxy Voting Committee will be composed of a Compliance team member, a Portfolio Manager and other employees of Vaughan Nelson as needed. In the event that any member is unable to participate in a meeting of the Proxy Voting Committee, the member may designate another individual to act on the member’s behalf. Each portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities may be an ad hoc member of the Proxy Voting Committee in connection with voting proxies of that issuer. Voting determinations made by the Proxy Voting Committee will be memorialized electronically.
2.Duties. The Proxy Voting Committee’s specific responsibilities include the following:
•Annually reviewing the Proxy Voting Policies and Procedures to ensure they continue to be reasonably designed to ensure proxy votes are cast in the clients’ best interest.
•Annually reviewing, updating and modifying the Guidelines
•overseeing the vote on proposals according to the predetermined Guideline,
•directing the vote on proposals where there is reason not to vote according to the predetermined Guideline or where proposals require special consideration,
•consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate.
D.Proxy Voting Service (PVS)
Vaughan Nelson intends to use a PVS in a limited capacity to assist the firm with its proxy voting responsibilities and to obtain supplemental research information which will assist the firm in voting some proxy items (i.e., ESG related items, items not addressed in the firm’s proxy voting guideline). The PVS will be used primarily to collect proxy ballots for our clients, provide the firm a platform in which to indicate our vote, provide company research as a point of information to assist our firm with voting and assist our firm in generating proxy voting reports.
Given the different business lines of a PVS, there will be instances where the research received from the PVS might be influenced by a conflict of interest resulting from the PVS’s affiliations or other relationships/engagements the PVS has with an issuer.
Vaughan Nelson will become informed of these conflicts by:
1)Periodically obtaining an updated list of the PVS’s affiliates and a list of its significant relationships with publicly traded issuers that are clients.
Vaughan Nelson will use these lists along with any available on-line tools made available by the PVS to determine if an upcoming proxy vote may present a conflict of interest for the PVS and take that information into consideration if we intend to use the PVS’s research to vote a proxy item that is not addressed in our firm’s recurring Proxy Voting Guideline.
2)Obtaining a copy of the PVS’s Code of Ethics and Policies and Procedures (or similar document) to ensure they address the topic of conflicts of interest with their employees and have processes in place to mitigate any issues.
3)Reviewing for indications of conflict for each proxy to be voted.
Vaughan Nelson will perform a third party service provider review of the PVS on an annual basis to determine whether the PVS: a) has been the subject of any inquiries, subpoenas, investigations or penalties by the SEC or any other regulator; b) has the capacity and competency (i.e. staffing, technology) to adequately analyze matters and provide its services; c) has appropriate disclosure regarding the source of information and methodologies used in formulating recommendations; d) has an effective process for seeking timely input from issuers and clients regarding its voting policies, methodologies, peer group construction, identifying and addressing conflicts of interest; e) has a process to correct material deficiencies in the issuer information or research it has provided

E.Conflicts of Interest
Vaughan Nelson has established policies and procedures to ensure that proxy votes are voted in its clients’ best interests and are not affected by any possible conflicts of interest. When determining the vote on any proposal, the Proxy Committee will not consider any benefit to Vaughan Nelson, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.
Vaughan Nelson envisions only rare situations where a conflict of interest would exist or potentially exist between our firm and our clients given the nature of our business, clients, relationship and the types of securities being managed. Notwithstanding, an actual or potential conflict may be resolved in either of the following manners:
•If the proposal that gives rise to an actual or potential conflict is specifically addressed in the Guideline, the firm may vote the proxy in accordance with the pre-determined Guideline (provided that the pre-determined Guideline involves little or no discretion on the firm’s part);
•Otherwise, the firm will follow the recommendations of the PVS as to how the proxy should be voted. However, if the conflict of interest is a result of the PVS’ affiliations or other lines of business, then the firm will take that information into consideration if the firm intends to use the PVS’s research to vote a proxy item that is not addressed in our firm’s recurring Proxy Voting Guideline.
Vaughan Nelson, as an indirect subsidiary of a Bank Holding Company (Natixis), is restricted from voting the shares it has invested in banking entities on behalf of its clients in instances where the aggregate ownership of all the Bank Holding Company’s investment management subsidiaries exceed 5% of the outstanding voting shares of a bank. Where the aggregate ownership described exceeds the 5% threshold, the firm will instruct the PVS, an independent third party, to vote the proxies in line with their recommendation.
F.Recordkeeping
Vaughan Nelson or the Proxy Voting Service will maintain records of proxies voted pursuant to Rule 204-2 under the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Vaughan Nelson that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Vaughan Nelson’s written response to any (written or oral) client request for such records. Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Vaughan Nelson.
G.Proxy Voting Procedures
The procedures to be performed by a Compliance Individual (CI), the firm’s Proxy Administrator (PA) and, as needed, the Proxy Voting Committee (or representative thereof) in the execution of our proxy voting duty to clients will be as follows:
Client account Setup/Reconciliation
1.New clients will receive a copy of the “Description of Proxy Voting Policies and Procedures” as part of information provided in connection with the firm’s New Client Checklist. This document details the proposed scope of Vaughan Nelson’s proxy voting responsibilities and summarizes the processes used to vote proxies on behalf of a client if the client delegates the proxy voting responsibility to Vaughan Nelson.
2.At the time a contract is entered into a determination will be made as to whether the client will retain proxy voting responsibilities. A separate acknowledgement will be obtained where the client elects to retain proxy voting responsibilities, if so desired.
3.The PA will arrange for client proxy material to be forwarded to the PVS for voting.

4.Vaughan Nelson uploads an automated FTP position file each day (on a settlement date basis) detailing all the securities held on behalf of our clients. The PVS will reconcile the daily file uploaded against their records and inform us if there are any account discrepancies. VN will research the reason for any account discrepancies in a timely manner.
5.The PVS will match the proxy material they receive for the accounts listed in the daily FTP position file and follow up with any custodian that has not forwarded proxies within a reasonable time.
Securities Lending
In many cases Vaughan Nelson’s clients participate in securities lending programs whereby the legal right to vote a proxy is transferred to the borrower as a result of the lending process. From time to time, circumstances may arise where Vaughan Nelson desires to vote shares in an upcoming proxy (i.e. acquisition, contested election, etc.) if it is determined that it is in the client’s best interest. In these cases, Vaughan Nelson, if the record date has not passed, will request the client to ‘recall’ the security in question from loan until the proxy record date in order for the client (and thereby Vaughan Nelson) to be the holder of record in order to cast the proxy vote.
Voting Process
1.The PA will log into the PVS system daily to review the proxy meetings that need to be voted. The PA has developed a desk top procedure help track the upcoming proxy meetings to ensure that all proxies are voted in a timely manner and none are missed.
2.While the PVS system provides a monthly view of upcoming proxy meetings, sometimes the research materials are not immediately available. Through web access and the PVS system, the PA is able to determine for each security its record date, meeting date and whether the PVS has completed proxy research on the security.
3.Once the PVS research reports are available for a proxy meeting, the meeting is ready to be voted. At such time, the PA will review our internal positions/holdings report detailing the shares held of the security for our clients and compare it for reasonableness to the positions/holdings report provided by the PVS. Sometimes, share discrepancies exist because a client might have shares on loan or because clients have opted to retain the responsibility to vote their own proxies. Although Vaughan Nelson relies mainly on account reconciliations (instead of share reconciliations) to ensure proxies are being voted, the PA will research certain share discrepancies as detailed in the PA’s desk top procedures.
4.Download the PVS proxy research for each security and save it to a shared drive to be used by the CI if needed.
5.The PA will provide the CI with a copy of the voting form and provide a description of any conflict of interest for the company flagged by the PVS system.
6.The CI will make a determination as to whether a material conflict exists with regard to the proxy or an individual proxy issue. The results of this determination will be documented and initialed on the proxy voting form. The CI will review the proxy issues against the firm’s Guideline and cast each vote on the voting form, if able, and sign off on having voted those issues.
a)If all issues were able to be voted within the Guideline the package will be returned to the PA for online voting.
b)If issues exist for which a case-by-case review must be made the package is forwarded to the PVC. The PVC will review the information within the package and any other necessary information in order to formulate the vote to be cast. If necessary, the proxy item(s) will be forwarded to the appropriate Portfolio Manager for input. The rationale for any departures from the firm’s Guideline will be documented within the package. All votes will be indicated on the voting form and a member of the PVC or the Portfolio Manager will sign off as to having voted those issues. The package will then be returned to the PA for voting.

c)As described under “Conflicts of Interests”, where a material conflict exists the firm may vote the issue 1) in accordance with the Guideline if the application of such policy to the issue at hand involves little or no discretion on the part of the firm, or 2) as indicated by the independent third-party research firm(if the PVS has no conflict), or 3) If both VN and the PVS have a conflict of interest, then this will be documented and taken into consideration when determining how the vote will be cast in the client’s best interest . By voting conflicts in accordance with the indication of an independent third-party, the firm will be able to demonstrate that the vote was not a product of a conflict of interest. An indication that this was the approach taken to vote the issue will be made and signed off on by a member of the PVC. The package will then be returned to the PA for voting.
7.Through the software interface with the PVS the PA will indicate, review and submit our vote on individual securities. The PA is able to re-submit our vote up until the day before the meeting which can accommodate cases where new information may come to light.
8.The PVS will then process the vote with the issuer on behalf of the firm.
Review of User Access
1.Vaughan Nelson will monitor and perform at least annually a formalized review of the user access for the PVS system, to ensure that all users with associated permissions are up to date.
2.The CI will identify the current users who are granted access for proxy voting purposes. An email will be sent by the CI to the PVS administrator, asking to confirm what individuals currently have access rights.
3.Upon receipt, the CI will save the file with response provided to the shared drive and perform a reconciliation of the PVS list for accuracy. The reconciliation should include verifying any changes in personnel, which would require updates to user access in the PVS system. The CI will communicate and provide email correspondence back to the PVS administrator on any user access additions or removals, if necessary.
4.Documents and responses will be saved to the shared drive, which include the date of review undertaken.
5.Reconciliation of user access will be performed by the CI, on an as needed basis for individuals joining the firm, or who have left the firm.
6.Evidence of user access review will be kept in an organized location, and as confirmation for 206(4)-7 annual user access testing.

Victory Capital
H-12 Proxy Voting
June 30, 2024

BACKGROUND AND RISKS
Voting rights associated with security ownership are closely related to the discretionary asset management services VCM provides to its clients. Therefore, VCM should be capable of accepting and exercising voting authority on behalf of clients with the same standard of care, skill, prudence, and diligence it is subject to when exercising its investment authority on behalf of clients. Further, in order to exercise voting authority on behalf of clients, VCM must comply with Rule 206(4)-6 of the Advisers Act (the “proxy rule”) and Rule 14Ad-1 of the Securities and Exchange Act of 1934 (the “proxy reporting rule”). The proxy rule requires VCM to adopt and implement written policies and procedures designed to ensure it votes securities in the best interest of clients including managing material conflicts of interest between VCM and its clients, to disclose to clients a summary of its proxy voting policies and procedures, how they may obtain a copy of these procedures, and information about how VCM voted their securities. The proxy reporting rule requires certain investment managers to report their proxy voting record annually on Form N-PX with respect to certain votes on executive compensation.
Inability to accept and exercise voting authority on behalf of clients or failure to comply with the proxy rule or proxy reporting rule could result in violations of securities law, breach of fiduciary duty, client harm, or damage to VCM’s reputation.
POLICY
VCM will establish policies and procedures and retain resources necessary to ensure it is capable of exercising voting authority on behalf of clients according to the same standard of care with which it exercises investment authority. Because VCM will exercise voting authority, it will comply with the proxy rule and the proxy reporting rule and must vote securities in the best interest of clients.
For purposes of this policy, voting in the best interest of clients means using complete and accurate information to vote with the objective of increasing the long-term economic value of client assets. Similar to investment decision making, voting decisions are qualitative in nature and VCM will consider a variety of factors to arrive at vote decisions. Further a voting decision in the same security may be different between clients for the same reasons VCM clients are invested in different securities. For example, client agreements, investment strategies, or specific investment franchise views on ballot proposals may cause the same security to be voted in a different manner across VCM’s client base.
VCM will vote all securities over which it has authority, provided the client has voting rights and there is sufficient time and information available to make informed decisions. VCM will take reasonable steps to obtain appropriate and timely information.
In situations where voting may impact the ability to trade a security (e.g., shareblocking), VCM will not vote unless it determines that voting is in a client’s best interest.
For a copy of the guidelines (as defined below) please visit VCM’s website at https://investor.vcm.com/policies. To obtain information on specific proxies voted by VCM, clients may contact their VCM client manager or email an inquiry to client_service_team@vcm.com.
VCM will create, maintain, and retain appropriate records related to voting client securities.
LIST OF REQUIRED CONTROLS
•Proxy Voting Committee (the “committee”)
•Client Investment Management Agreements (“IMAs”)
•Third-party proxy firm (“proxy firm”)
•M-19 Vendor Due Diligence and Oversight (“vendor oversight policy”)
•Proxy voting guidelines
•Annual committee guideline review
•Form ADV, Part 2A
•M-13 Record Retention and Destruction, Appendix A (“recordkeeping requirements”)

CONTROL IMPLEMENTATION PROCEDURES
•The committee will consist of members with experience related to the functional areas applicable to voting client securities including responsible investing, investment management, operations, and compliance. The committee is responsible for exercising VCM’s fiduciary responsibilities related to voting client securities including voting in the best interests of clients and identifying and managing conflicts of interest. The committee will be active, keep a charter, and maintain records that demonstrate adequate execution of its responsibilities.
•When a client enters into an advisory relationship with VCM, proxy voting roles and responsibilities between the client and VCM will be fully disclosed. Responsibilities delegated to VCM will be communicated to the committee and the committee will be responsible for implementing voting requirements in accordance with each IMA.
•In order to support its fiduciary duty related to voting client securities and comply with the proxy rule and proxy reporting rule, VCM will retain, and the committee will oversee a third-party proxy advisory firm (“proxy firm”) to provide both administrative and advisory services related to voting client securities. In relation to the proxy reporting rule, the proxy firm will provide draft filings in the appropriate format. The Business Owner of this policy is responsible for ensuring the accuracy of the filing. The Compliance Owner is responsible for ensuring the report is filed in a timely manner and complies with the proxy reporting rule. Selection and ongoing oversight of the proxy firm will be conducted in accordance with the vendor oversight policy. The Sponsor, as defined in the vendor oversight policy, must be a member of the committee. Currently, VCM retains Institutional Shareholder Services Inc. as its proxy firm.
•The committee will adopt written proxy voting guidelines authored by the proxy firm (“guidelines”). These guidelines can be used as standing instructions on how the proxy firm must vote ballots provided that the committee must:
◦Have the ability to customize the guidelines.
◦Retain the ability to override the guidelines on individual ballot proposals at the client level.
◦Review the guidelines at least annually, implement customizations based on this review, and submit a written memo to the compliance committee documenting the results of the annual review that includes the name of the proxy firm, links to the specific guidelines adopted, and a description of customizations made.
◦Make the memo available to clients upon request.
•The purpose of the guidelines is 1) to benefit from the specialized expertise related to voting securities provided by the proxy firm and to provide an independent source to resolve conflicts of interest identified between VCM and its clients. For the first purpose, the committee will take into account the guidelines but will have ultimate responsibility for voting decisions. The committee will, in its discretion, rely on additional sources such as portfolio manager input to ensure the voting decisions it makes are in the best interest of specific clients. If the guidelines are silent on any pending ballot proposal, the committee will exercise its voting responsibility with due care and document the rationale for the vote decision. For the second purpose, if the committee identifies a conflict of interest between VCM and clients, the committee must vote in accordance with the guidelines unless the rationale for deviating from guidelines has unanimous consent from the committee and is put in writing, including an analysis of how the conflict of interest is eliminated, mitigated, or disclosed.

•The proxy firm will provide technology-based platform that provides operational controls over voting securities that include, at minimum, ballot reconciliation, casting complete ballots in a timely manner and in accordance with adopted written guidelines, ability to adjust or override a vote based on committee input, and reporting capabilities that support compliance with the proxy reporting rule and VCM’s need to oversee the proxy firm and report internally and externally. The committee is responsible for ensuring these controls are operating as intended though must, at minimum, develop reporting designed to ensure all eligible client accounts are properly set up and configured on the proxy firm’s platform and that the proxy firm is voting securities in accordance with the guidelines and this policy. Such reports should be reviewed by the committee at regular intervals and any exceptions should be referred to the LCR department.
•The disclosures required under the proxy rule will be contained in VCM’s Form ADV, Part 2A and will be delivered to clients at the time and frequency required by regulation.
•The committee will be familiar with the recordkeeping requirements related to voting client securities and will maintain records and ensure the proxy firm maintains records for the required periods.

Compliance Policy Executive Summary
Policy Name:	H-12 Proxy Voting Policy
Applicability:	Victory Capital Management Inc. (“VCM”)
Category:	Investments - General
Compliance Owner:	Chief Compliance Officer, VCM
Business Owner:	Director Responsible Investment, VCM
Effective Date:	June 30, 2024
Executive Summary:	Policy and procedures governing the voting of client securities

WESTWOOD MANAGEMENT CORP.
PROXY VOTING POLICIES & PROCEDURES
Updated March 31, 2025

PROXY VOTING
Policy
Westwood, as a matter of policy and as a fiduciary to our clients, has a responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest. In addition, our policy and practice is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.
Firm Specific Policy
Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full-service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, Westwood agrees with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts, and we may choose to vote differently than Glass Lewis if we believe it to be in the client’s best interest. In addition, Westwood will implement “echo voting” (voting pro rata with all other shareholders) for investment company clients relying on Investment Company Act §12(d)(1)(F) and Rule 12d1-3 in order to allow certain purchases of other investment companies in excess of limits that would otherwise apply.
Responsibility
Westwood’s Operations Team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
Background
Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.
Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients, (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities, (c) describe a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients, and (d) to maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
Procedure
Westwood has adopted the following procedures to implement the firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines (general guidelines and guidelines specific to Taft-Hartley). Westwood conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate.
Proxy Voting Records
With respect to proxy record keeping, the Operations Team maintains complete files for all clients. These files include a listing of all proxy materials sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.
Voting Procedures
a.All employees forward proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients and Glass Lewis provides voting recommendations;

b.Broadridge has access to holders’ records and determines which client accounts hold the security to which the proxy relates;
c.Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;
d.Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client or where a different vote is warranted in light of the respective investment strategy;
e.If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and,
f.Broadridge completes the proxy in a timely and appropriate manner.
g.For certain investment companies managed by Westwood and approved by the Chief Compliance Officer (each a “Westwood 12d1F Fund”), Westwood will implement echo voting for shares of other investment companies (each an “Acquired Fund”) held by a Westwood 12d1F Fund. The Data Management Team will override any Glass Lewis proxy voting recommendations with respect to shares of an Acquired Fund held by a Westwood 12d1F Fund, and will instead, vote all such Acquired Fund shares pro rata with all other shareholders of each respective Acquired Fund. The Data Management Team will record any votes made with echo voting as overrides to the Glass Lewis recommendations.
Disclosure
a.Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes information whereby clients may request information regarding how Westwood voted the client’s proxies; and
b.Westwood’s disclosure summary includes a description of how clients may obtain a copy of the firm's proxy voting policies and procedures. Westwood’s proxy voting practice is disclosed in the firm's advisory agreements.
Client Requests for Information
a.All client requests for information regarding proxy votes, or regarding policies and procedures that are received by any supervised person should be forwarded to the Operations Team; and
b.In response to any request, the Data Management Team prepares a written response with the information requested, and as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
a.Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients; and
b.Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:
i.In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each client;
ii.Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions or other mandates from a client;
iii.Clients are permitted to place reasonable restrictions and mandates on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;
iv.Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;

v.Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and
vi.In reviewing proposals, Westwood further considers the opinion of management, the effect on management, and the effect on shareholder value and the issuer's business practices.
Conflicts of Interest
a.Westwood attempts to identify any conflicts that exist between the interests of the firm and the client by (i) reviewing the relationship of Westwood with the issuer of each security, and (ii) determining if Westwood or any of its supervised persons has any financial, business or personal relationship with the issuer;
b.If a material conflict of interest exists, Westwood will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation; and
c.Westwood will maintain a record of the voting resolution of any conflict of interest.
Recordkeeping
The Operations Team retains the following proxy records in accordance with the SEC’s five-year retention requirement:
a.These policies and procedures and any amendments;
b.Each proxy statement that Westwood receives;
c.A record of each vote that Westwood casts;
d.Any document Westwood created that was material to making a decision how to vote proxies, or that memorializes that decision, including periodic reports to the Data Management Team or proxy committee, if applicable;
e.A copy of each written request from a client for information on how Westwood voted such client’s proxies and a copy of any written response;
f.Copies of materials used to conduct due diligence on proxy voting service providers; and
g.Records documenting audits and other periodic reviews of proxy voting recommendations.
Proxy Voting Vendor Oversight
Westwood conducts initial and ongoing oversight of proxy voting vendors with participation by the Compliance, Operations, Investment, and Client Service teams.
In addition to conducting initial due diligence, Westwood monitors and reviews all third-party proxy services to evaluate any conflicts of interest, consistency of voting with guidelines, fees and disclosures, and technical and operational capabilities, among other things.
At least annually, Westwood audits on a sampling basis the recommendations received from Glass Lewis to assess the consistency of its recommendations with Glass Lewis’ published guidelines.

PRINCIPAL FUNDS, INC.
PART C. OTHER INFORMATION
Item 28. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation
	(1)	Articles of Amendment and Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/26/2019 (Accession No. 0000898745-19-000131)
	(2)	Articles Supplementary dated 01/06/2026 *
(b)	By-laws
	(1)	Amended and Restated By-laws effective 06/09/2020 - Filed as Ex-99(b) on 10/30/2020 (Accession No. 0000898745-20-000619)
(c)	Instruments Defining Rights of Security Holders: None other than those included in to Items 28(a) and 28(b).
(d)	Investment Advisory Agreements
	(1)	Amended and Restated Management Agreement dated 03/01/2026 *
	(2)	DRA Cayman Corporation Amended and Restated Management Agreement dated 04/28/2022 - Filed as Ex-99(d)(2) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(3)	GMS Cayman Corporation Amended and Restated Management Agreement dated 04/29/2022 - Filed as Ex-99(d)(3) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(4)	GM Cayman Corporation Management Agreement dated 11/14/2025 - Filed as Ex-99(d)(5) on 12/16/2025 (Accession Number 0000898745-25-000688)
	(5)	a.	AllianceBernstein L.P. Amended & Restated Sub-Advisory Agreement dated 01/01/2024 - Filed as Ex-99(d)(2)a on 02/27/2024 (Accession No. 0000898745-24-000221)
		b.	Barrow, Hanley, Mewhinney & Strauss, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2023 - Filed as Ex-99(d)(2)b on 02/27/2023 (Accession No. 0001683863-23-001574)
		c.	(1)	BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated 08/24/2023 - Filed as Ex-99(d)(2)c(1) on 12/27/2023 (Accession No. 0000898745-23-000393)
			(2)	BlackRock International Limited Amended & Restated Sub-Sub-Advisory Agreement dated 08/24/2023 - Filed as Ex-99(d)(2)c(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
		d.	Brown Advisory LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)e on 02/26/2020 (Accession No. 0000898745-20-0000125)
		e.	Causeway Capital Management LLC Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)e on 10/30/2020 (Accession No. 0000898745-20-000619)
		f.	ClearBridge Investments (North America) Pty Limited Amended & Restated Sub-Advisory Agreement dated 01/01/2026 *
		g.	(1)	CoreCommodity Management, LLC Sub-Advisory Agreement dated 05/01/2022 - Filed as Ex-99(d)(2)g on 07/01/2022 (Accession No. 0001683863-22-005229)
			(2)	CoreCommodity Management, LLC Sub-Advisory Agreement (DRA Cayman) dated 05/01/2022 - Filed as Ex-99(d)(2)g(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
		h.	(1)	Crabel Capital Management, LLC Sub-Advisory Agreement dated 05/05/2025 - Filed as Ex-99(d)(6)h(1) on 06/20/2025 (Accession No. 0000898745-25-000315)
			(2)	Crabel Capital Management, LLC Sub-Advisory Agreement (GMS Cayman) - Filed as Ex-99(d)(6)h(2) on 06/20/2025 (Accession No. 0000898745-25-000315)
		i.	DDJ Capital Management, LLC (now known as Polen Capital Credit, LLC) Sub-Advisory Agreement dated 01/31/2022 - Filed as Ex-99(d)(2)h on 02/24/2022 (Accession No. 0001683863-22-001059)
		j.	Emerald Advisers, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)k on 02/26/2020 (Accession No. 0000898745-20-0000125)
		k.	Gotham Asset Management, LLC Amended & Restated Sub-Advisory Agreement dated 10/01/2024 - Filed as Ex-99(d)(m) on 12/27/2024 (Accession No. 0000898745-24-000725)
		l.	(1)	Graham Capital Management, L.P. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)n on 10/30/2020 (Accession No. 0000898745-20-000619)
			(2)	Graham Capital Management, L.P. Sub-Advisory Agreement (GMS Cayman) dated 09/28/2018 - Filed as Ex-99(d)(2)m(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
1

m.	Grantham, Mayo, Van Otterloo & Co. LLC Sub-Advisory Agreement dated 02/15/2024 - Filed as Ex-99(d)(2)n on 02/27/2024 (Accession No. 0000898745-24-000221)
n.	Hotchkis & Wiley Capital Management, LLC Sub-Advisory Agreement dated 06/28/2018 - Filed as Ex-99(d)(2)v on 07/13/2018 (Accession No. 0000898745-18-000609)
o.	Loomis, Sayles & Company, L.P. Amended & Restated Sub-Advisory Agreement dated 10/01/2024 - Filed as Ex-99(d)(s) on 12/27/2024 (Accession No. 0000898745-24-000725)
p.	Los Angeles Capital Management LLC Amended & Restated Sub-Advisory Agreement dated 10/01/2024 - Filed as Ex-99(d)(t) on 12/27/2024 (Accession No. 0000898745-24-000725)
q.	Newton Investment Management North America, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2026 *
r.	Nomura Investments Fund Advisers Amended & Restated Sub-Advisory Agreement dated 01/01/2026 *
s.	Nuveen Third Amended & Restated Sub-Advisory Agreement dated 01/13/2022 - Filed as Ex-99(d)(2)u on 02/24/2022 (Accession No. 0001683863-22-001059)
t.	Pictet Asset Management SA Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)dd(1) on 12/15/2017 (Accession No. 0000898745-17-001335)
u.	PineBridge Investments LLC Sub-Advisory Agreement dated 12/30/2025 *
v.	Post Advisory Group, LLC Sub-Advisory Agreement dated 11/03/2025 - Filed as Ex-99(d)(6)v on 12/16/2025 (Accession Number 0000898745-25-000688)
w.	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement 01/01/2024 - Filed as Ex-99(d)(2)z on 02/27/2024 (Accession No. 0000898745-24-000221)
x.	Record Currency Management Limited Sub-Advisory Agreement dated 11/21/2024 - Filed as Ex-99(d)(aa) on 12/27/2024 (Accession No. 0000898745-24-000725)
y.	Spectrum Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2024 - Filed as Ex-99(d)(2)cc on 02/27/2024 (Accession No. 0000898745-24-000221)
z.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 05/01/2023 - Filed as Ex-99(d)(2)cc on 12/27/2023 (Accession No. 0000898745-23-000393)
aa.	Vaughan Nelson Investment Management, LP Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)ee on 10/30/2020 (Accession No. 0000898745-20-000619)
bb.	Victory Capital Management, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2023 - Filed as Ex-99(d)(2)ee on 12/27/2023 (Accession No. 0000898745-23-000393)
cc.	(1) Wellington Management Company LLP Amended & Restated Sub-Advisory Agreement dated 10/01/2024 - Filed as Ex-99(d)(gg)1 on 12/27/2024 (Accession No. 0000898745-24-000725)
(2) Wellington Management Company LLP Sub-Advisory Agreement (DRA Cayman) dated 03/21/2022 - Filed as Ex-99(d)(2)ff(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
dd.	Westchester Capital Management, LLC Sub-Advisory Agreement dated 10/01/2021 - Filed as Ex-99(d)(2)hh on 12/28/2021 (Accession No. 0001683863-21-007448)
ee.	Westwood Management Corp. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)ii on 10/30/2020 (Accession No. 0000898745-20-000619)

(e)	Underwriting Contracts
(1)
Amended & Restated Distribution Agreement for Class A, Class C, Class J, Class P, Class S, Class T, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 06/12/2017 - Filed as Ex-99(e)(1)b on 07/13/2017 (Accession No. 0000898745-17-001053)

	(2)	a.	Form Selling Agreement for Classes A, C, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Shares - Filed as Ex-99(e)(2)a on 12/17/2019 (Accession No. 0000898745-19-000725)
		b.	Form Amendment to Selling Agreement for Class S - Filed as Ex-99(e)(2)b on 12/15/2017 (Accession No. 0000898745-17-001335)
(f)	Bonus or Profit Sharing Contracts -- Not Applicable
(g)	Custodian Agreements
	(1)	a.	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 - Filed as Ex-99(g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)
		b.	Custody Agreement Supplement between The Bank of New York Mellon and Principal Funds, Inc. dated 04/16/2018 - Filed as Ex-99(g)(1)b on 02/26/2020 (Accession No. 0000898745-20-0000125)
2

c.
Custody Agreement Supplement dated 04/16/2018 Amendment between The Bank of New York Mellon and Principal Funds, Inc. dated 07/10/2019 - Filed as Ex-99(g)(1)d on 02/26/2020 (Accession No. 0000898745-20-0000125)

		d.	Custody Agreement Supplement between the The Bank of New York Mellon and Principal Funds, Inc. dated 11/07/2019 - Filed as Ex-99(g)(1)e on 02/26/2020 (Accession No. 0000898745-20-0000125)
e.
Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 01/07/2020 - Filed as Ex-99(g)(1)f on 02/26/2020 (Accession No. 0000898745-20-0000125)

f.
Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 05/12/2020 - Filed as Ex-99(g)(1)g on 07/01/2022 (Accession No. 0001683863-22-005229)

g.
Custody Agreement Supplement dated 11/07/2019 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 09/23/2021 - Filed as Ex-99(g)(1)h on 07/01/2022 (Accession No. 0001683863-22-005229)

		h.	Custody Agreement Amendment to Schedule II between The Bank of New York Mellon and Principal Funds, Inc. dated 05/30/2025 *
(h)	Other Material Contracts
(1)
Amended & Restated Transfer Agency Agreement for Class A, Class C, Class J, Class S, Institutional Class, Class R-6, and Plan Class Shares dated 11/01/2023 - Filed as Ex-99(h)(1) on 12/27/2023 (Accession No. 0000898745-23-000393)

	(2)	Amended & Restated Shareholder Services Agreement dated 01/12/2007 - Filed as Ex-99(h)(2)h on 12/14/2007 (Accession No. 0000898745-07-000184)
	(3)	Investment Service Agreement dated 10/31/2002 - Filed as Ex-99(h)(3)c on 12/30/2002 (Accession No. 0001126871-02-000036)
	(4)	Amended & Restated Administrative Services Agreement dated 05/01/2010 - Filed as Ex-99(h)(5)a on 07/29/2010 (Accession No. 0000898745-10-000394)
	(5)	Amended & Restated Service Agreement dated 05/01/2010 - Filed as Ex-99(h)(6)a on 07/29/2010 (Accession No. 0000898745-10-000394)
	(6)	Amended & Restated Service Sub-Agreement dated 9/30/2005 - Filed as Ex-99(h)(7)g on 11/22/2005 (Accession No. 0000870786-05-000263)
	(7)	Principal Funds, Inc. - Contractual Fee Waiver Agreement (12b-1) dated 12/31/2015 - Filed as Ex-99(h)(7) on 01/14/2016 (Accession No. 0000898745-16-000869)
	(8)	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 11/14/2025 - Filed as Ex-99(h)(8) on 12/16/2025 (Accession Number 0000898745-25-000688)
	(9)	Principal Funds Inc. - Contractual Fee Waiver Agreement dated 03/01/2026 *
	(10)	Form of Rule 12d1-4 Fund of Funds Investment Agreement - Filed as Ex-99(h)(10) on 02/24/2022 (Accession No. 0001683863-22-001059)
	(11)	Powers of Attorney for Bhatia, Damos, Dyer, Grieb, Hymes, Kassam, Lattimer, McCullum, McMillan, and Swank dated 09/10/2025 - Filed as Ex-99(h)(12) on 12/16/2025 (Accession Number 0000898745-25-000688)
(i)	Legal Opinion *
(j)	Other Opinions
	(1)	Consent of Independent Registered Public Accounting Firm *
(k)	Omitted Financial Statements -- Not Applicable
(l)	Initial Capital Agreements
	(1)	Initial Capital Agreement dated 04/26/1993 – Filed as Ex-99(b)(13) on 04/12/1996 (Accession No. 0000898745-96-000012) This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Initial Capital Agreements dated 11/17/1997 – Filed as Ex-99(l)(2) and Ex-99(l)(3) on 09/22/2000 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreements – Filed as Ex-99(l)(4) through (l)(38) on 12/05/2000 (Accession No. 0000898745-00-000021)
	(4)	Initial Capital Agreement dated 12/30/2002 – Filed as Ex-99(l)(39) on 12/30/2002 (Accession No. 0001126871-02-000036)
3

(5)	Initial Capital Agreements dated 12/29/2003 and 12/30/2003 – Filed as Ex-99(l)(40) and Ex-99(l)(41) on 02/26/2004 (Accession No. 0001127048-04-000033)
(6)	Initial Capital Agreement dated 06/01/2004 – Filed as Ex-99(l)(42) on 07/27/2004 (Accession No. 0000870786-04-000163)
(7)	Initial Capital Agreement dated 11/01/2004 – Filed as Ex-99(l)(43) on 12/13/2004 (Accession No. 0000870786-04-000242)
(8)	Initial Capital Agreement dated 12/29/2004 – Filed as Ex-99(l)(44) on 02/28/2005 (Accession No. 0000870786-05-000065)
(9)	Initial Capital Agreement dated 03/01/2005 – Filed as Ex-99(l)(45) on 05/16/2005 (Accession No. 0000870786-05-000194)
(10)	Initial Capital Agreement dated 06/28/2005 – Filed as Ex-99(l)(46) on 11/22/2005 (Accession No. 0000870786-05-000263)
(11)	Initial Capital Agreement dated 03/01/2006 – Filed as Ex-99(l)(47) on 10/20/2006 (Accession No. 0000898745-06-000160)
(12)	Initial Capital Agreement dated 01/10/2007 – Filed as Ex-99(l)(48) on 02/20/2008 (Accession No. 0000950137-08-002501)
(13)	Initial Capital Agreement dated 10/01/2007 and 02/29/2008 – Filed as Ex-99(l)(49) and Ex-99(l)(50) on 03/28/2008 (Accession No. 0000898745-08-000017)
(14)	Initial Capital Agreement dated 05/01/2008 – Filed as Ex-99(l)(51) on 07/17/2008 (Accession No. 0000009713-08-000060)
(15)	Initial Capital Agreement dated 09/30/2008 – Filed as Ex-99(l)(52) on 12/12/2008 (Accession No. 0000898745-08-000166)
(16)	Initial Capital Agreements dated 12/15/2008 – Filed as Ex-99(l)(53) on 12/31/2008 (Accession No. 0000898745-08-000184)
(17)	Initial Capital Agreements dated 03/02/2009 and 09/09/2009 – Filed as Ex-99(l)(54) and Ex-99(l)(55) on 10/29/2010 (Accession No. 0000898745-10-000490)
(18)	Initial Capital Agreement dated 12/30/2009 – Filed as Ex-99(l)(56) on 10/29/2010 (Accession No. 0000898745-10-000490)
(19)	Initial Capital Agreement dated 03/01/2010 – Filed as Ex-99(l)(57) on 10/29/2010 (Accession No. 0000898745-10-000490)
(20)	Initial Capital Agreement dated 03/16/2010 – Filed as Ex-99(l)(58) on 10/29/2010 (Accession No.0000898745-10-000490)
(21)	Initial Capital Agreement dated 07/12/2010 – Filed as Ex-99(l)(59) on 10/29/2010 (Accession No.0000898745-10-000490)
(22)	Initial Capital Agreement dated 09/27/2010 – Filed as Ex-99(l)(60) on 12/30/2010 (Accession No. 0000898745-10-000522)
(23)	Initial Capital Agreement dated 12/29/2010 – Filed as Ex-99(l)(61) on 02/23/2011 (Accession No. 0000898745-11-000040)
(24)	Initial Capital Agreement dated 06/06/2011 – Filed as Ex-99(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)
(25)	Initial Capital Agreement dated 10/24/2011 – Filed as Ex-99(l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)
(26)	Initial Capital Agreement dated 03/01/2012 – Filed as Ex-99(l)(64) on 06/13/2012 (Accession No. 0001144204-12-034634)
(27)	Initial Capital Agreements dated 06/14/2012 – Filed as Ex-99(l)(65) and Ex-99(l)(66) on 07/16/2012 (Accession No. 0001144204-12-039659)
(28)	Initial Capital Agreement dated 12/28/2012 – Filed as Ex-99(l)(67) on 02/28/2013 (Accession No. 0000898745-13-000071)
(29)	Initial Capital Agreement dated 03/01/2013 – Filed as Ex-99(l)(68) on 05/07/2013 (Accession No. 0000898745-13-000459)
(30)	Initial Capital Agreement dated 03/14/2014 (Capital Securities Fund) – Filed as Ex-99(l)(69) on 03/28/2014 (Accession No. 0000898745-14-000513)
4

(31)	Initial Capital Agreement dated 09/30/2013 (Blue Chip and Global Opportunities) – Filed as Ex-99(l)(70) on 10/31/2013 (Accession No. 0000898745-13-000729)
(32)	Initial Capital Agreement dated 12/30/2013 (Opportunistic Municipal) – Filed as Ex-99(l)(71) on 02/27/2014 (Accession No. 0000898745-14-000071)
(33)	Initial Capital Agreement dated 06/03/2014 (share class additions) – Filed as Ex-99(l)(72) on 06/20/2014 (Accession No. 0000898745-14-000687)
(34)	Initial Capital Agreement dated 06/11/2014 (International Small Company) – Filed as Ex-99(l)(73) on 06/20/2014 (Accession No. 0000898745-14-000687)
(35)	Initial Capital Agreement dated 09/30/2014 (Principal LifeTime Hybrids - Instl) – Filed as Ex-99(l)(75) on 10/15/2014 (Accession No. 0000898745-14-000996)
(36)	Initial Capital Agreement dated 11/25/2014 (Class R-6 - 6 Funds) – Filed as Ex-99(l)(37) on 12/29/2014 (Accession No. 000898745-14-001274)
(37)
Initial Capital Agreements dated 12/31/2014 (Real Estate Allocation and Real Estate Debt Income Funds, addition of Class R-6 to Diversified Real Asset and Institutional Class to International Small Company Funds) – Filed as Ex-99(l)(38) on 02/26/2015 (Accession No. 0000898745-15-000123)

(38)	Initial Capital Agreement dated 02/27/2015 (Cal Muni - Instl) – Filed as Ex-99(l)(40) on 05/18/2015 (Accession No. 0000898745-15-000325)
(39)	Initial Capital Agreement dated 03/10/2015 (Opp Muni - Instl) – Filed as Ex-99(l)(41) on 05/18/2015 (Accession No. 0000898745-15-000325)
(40)	Initial Capital Agreement dated 05/18/2015 (Tax-Exempt Bond - Instl) – Filed as Ex-99(l)(42) on 06/12/2015 (Accession No. 0000898745-15-000404)
(41)
Initial Capital Agreement dated 08/24/2015 (California Municipal Fund - P, Principal LifeTime Hybrid Income - R-6, Principal LifeTime Hybrid 2015 - R-6, Principal LifeTime Hybrid 2020 - R-6, Principal LifeTime Hybrid 2025 - R-6, Principal LifeTime Hybrid 2030 - R-6, Principal LifeTime Hybrid 2035 - R-6, Principal LifeTime Hybrid 2040 - R-6, Principal LifeTime Hybrid 2045 - R-6, Principal LifeTime Hybrid 2050 - R-6, Principal LifeTime Hybrid 2055 - R-6, Principal LifeTime Hybrid 2060 - R-6, SAM Balanced - P, SAM Conservative Balanced - P, SAM Conservative Growth - P, SAM Flexible Income - P, SAM Strategic Growth - P, Tax-Exempt Bond Fund - P) – Filed as Ex-99(l)(44) on 09/18/2015 (Accession No. 0000898745-15-000653)

(42)
Initial Capital Agreement dated 03/07/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Global Real Estate Securities Fund) - Filed ax Ex-99(l)(47) on 03/29/2016 (Accession No. 0000898745-16-001192)

(43)
Initial Capital Agreement dated 03/29/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Blue Chip Fund and Diversified Real Asset Fund) - Filed as Ex-99(l)(48) on 04/08/2016 (Accession No. 0000898745-16-001225)

(44)
Initial Capital Agreement dated 07/11/2016 (Finisterre Unconstrained Emerging Markets Bond Fund Class A, P, and Institutional shares) - Filed as Ex-99(l)(50) on 10/13/2016 (Accession No. 0000898745-16-001543)

(45)
Initial Capital Agreement dated 11/22/2016 (Class R-6 shares for High Yield, International Emerging Markets, International I, MidCap, MidCap S&P 400 Index, Real Estate Securities, SmallCap, and SmallCap S&P 600 Index Funds) - Filed as Ex-99(l)(51) on 12/28/2016 (Accession No. 0000898745-16-001858)

(46)
Initial Capital Agreement dated 01/03/2017 (Class R-6 shares for Blue Chip, Edge MidCap, International Equity Index, International Small Company, Preferred Securities, Real Estate Debt Income, and Small-MidCap Dividend Income Funds) - Filed as Ex-99(l)(52) on 01/30/2017 (Accession No. 0000898745-17-000041)

(47)	Initial Capital Agreement dated 06/12/2017 (Class R-6 shares for Global Diversified Income and Global Multi-Strategy) – Filed as Ex-99(l)(55) on 06/23/2017 (Accession No. 0000898745-17-001004)
(48)	Initial Capital Agreement dated 09/06/2017 (Principal LifeTime 2065 and Principal LifeTime Hybrid 2065 Funds) - Filed as Ex-99(l)(56) on 09/08/2017 (Accession No. 0000898745-17-001118)
(49)	Initial Capital Agreement dated 09/11/2017 (Class J shares for Blue Chip Fund) - Filed as Ex-99(l)(57) on 10/06/2017 (Accession No. 0000898745-17-001219)
(50)	Initial Capital Agreement dated 12/20/2017 (Institutional Class shares for Government Money Market Fund) - Filed as Ex-99(l)(57) on 12/29/2017 (Accession No. 0000898745-17-001402)
5

	(51)	Initial Capital Agreement dated 03/01/2018 (Class J shares for all Principal LifeTime Hybrid Funds) - Filed as Ex-99(l)(58) on 04/13/2018 (Accession No. 0000898745-18-000319)
	(52)	Initial Capital Agreement dated 10/09/2018 (Class J shares for Equity Income Fund) - Filed as Ex-99(I)(58) on 11/01/2018 (Accession No. 0000898745-18-000852)
	(53)	Initial Capital Agreement dated 03/01/2019 (Class R-6 shares for Diversified International Fund) - Filed as Ex-99(l)(60) on 03/29/2019 (Accession No. 0000898745-19-000316)
	(54)	Initial Capital Agreement dated 03/01/2019 (Class R-3 and R-5 shares for all LifeTime Hybrid Funds) - Filed as Ex-99(l)(61) on 03/29/2019 (Accession No. 0000898745-19-000316)
	(55)	Initial Capital Agreement dated 04/02/2019 (Class A and R-6 shares for MidCap Value I Fund) - Filed as Ex-99(l)(62) on 06/10/2019 (Accession No. 0000898745-19-000437)
	(56)	Initial Capital Agreement dated 09/22/2022 (Institutional Class shares for Global Sustainable Listed Infrastructure Fund) - Filed as Ex-99(l)(60) on 11/17/2022 (Accession No. 0000898745-22-000193)
	(57)	Initial Capital Agreement dated 03/01/2023 (Principal LifeTime 2070 Fund and Principal LifeTime Hybrid 2070 Fund) - Filed as Ex-99(l)(60) on 12/27/2023 (Accession No. 0000898745-23-000393)
	(58)	Initial Capital Agreement dated 11/14/2025 (Global Macro Fund) - Filed as Ex-99(l)(58) on 12/16/2025 (Accession Number 0000898745-25-000688)
(m)	Rule 12b-1 Plan
	(1)	Class A Distribution Plan and Agreement dated 04/02/2019 - Filed as Ex-99(m)(1) on 12/27/2023 (Accession No. 0000898745-23-000393)
	(2)	Class C Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)
	(3)	Class J Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(3) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(4)	Class R-1 Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(4) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(5)	Class R-3 Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(5) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(6)	Class R-4 Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(6) on 02/27/2023 (Accession No. 0001683863-23-001574)
(n)	Rule 18f-3 Plan
	(1)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 06/12/2017- Filed as Ex-99(n)(1) on 08/31/2017 (Accession No. 0000898745-17-001102)
(o)	Reserved
(p)	Code of Ethics
	(1)	AllianceBernstein L.P. Code of Ethics dated 01/2025 *
	(2)	Barrow Hanley Code of Ethics dated 02/14/2025 *
	(3)	BlackRock Code of Ethics dated 12/07/2021 - Filed as Ex-99(p)(3) - on 02/27/2023 (Accession No. 0001683863-23-001574)
	(4)	Brown Advisory Code of Ethics dated 2024 - Filed as Ex-99(p)(4) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(5)	Causeway Capital Management LLC Code of Ethics dated 12/30/2022 - Filed as Ex-99(p)(5) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(6)	ClearBridge RARE Infrastructure (North America) Pty Limited Code of Ethics dated 12/2023 - Filed as Ex-99(p)(6) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(7)	CoreCommodity Management, LLC Code of Ethics dated 10/2023 - Filed as Ex-99(p)(7) on 02/26/2025 (Accession No. 0000898745-25-000100)
	(8)	Crabel Capital Management, LLC Code of Ethics dated 02/2024 - Filed as Ex-99(p)(8) on 06/20/2025 (Accession No. 0000898745-25-000315)
	(9)	Emerald Advisers Inc. Code of Ethics dated 01/02/2025 *
	(10)	Gotham Asset Management, LLC Code of Ethics dated 01/2024 - Filed as Ex-99(p)(12) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(11)	Graham Capital Management, L.P. Code of Ethics dated 09/2023 - Filed as Ex-99(p)(13) on 12/27/2024 (Accession No. 0000898745-24-000725)
6

	(12)	Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics dated 11/01/2023 - Filed as Ex-99(p)(14) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(13)	Hotchkis & Wiley Capital Management, LLC Code of Ethics dated 09/2021 - Filed as Ex-99(p)(13) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(14)	Loomis, Sayles & Co., L.P. Code of Ethics dated 11/30/2023 - Filed as Ex-99(p)(18) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(15)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 07/16/2024 - Filed as Ex-99(p)(19) on 12/27/2024 (Accession No. 0000898745-24-000725)
(16)
Macquarie Capital Investment Management, LLC (Nomura Investments Fund Advisers (formerly, Delaware Investments Fund Advisers) Code of Ethics dated 11/21/2023 - Filed as Ex-99(p)(20) on 12/27/2024 (Accession No. 0000898745-24-000725)

	(17)	Newton Investment Management North America LLC Codes of Ethics dated 10/2023 - Filed as Ex-99(p)(21) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(18)	Nuveen Asset Management LLC Code of Ethics dated 01/27/2025 *
	(19)	Pictet Asset Management SA Code of Ethics dated 03/2024 - Filed as Ex-99(p)(23) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(20)	PineBridge Investments LLC Code of Ethics dated 01/2025 *
	(21)	Polen Capital Management, LLC Code of Ethics dated 12/2023 *
	(22)	Post Advisory Group, LLC Code of Ethics dated 02/2025 *
	(23)	Record Currency Management Limited Code of Ethics dated 09/2023 - Filed as Ex-99(p)(27) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(24)	Registrant, Principal Global Investors, LLC, and Principal Real Estate Investors, LLC Code of Ethics dated 11/11/2024 - Filed as Ex-99(p)(27) on 02/26/2025 (Accession No. 0000898745-25-000100)
	(25)	Spectrum Code of Ethics dated 2024 - Filed as Ex-99(p)(29) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(26)	T. Rowe Price Code of Ethics dated 07/01/2025 *
	(27)	Vaughan-Nelson Code of Ethics dated 08/27/2024 - Filed as Ex-99(p)(31) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(28)	Victory Capital Management Inc. Code of Ethics dated 04/01/2025 *
	(29)	Wellington Management Code of Ethics dated 12/01/2023 - Filed as Ex-99(p)(33) on 12/27/2024 (Accession No. 0000898745-24-000725)
	(30)	Westchester Capital Management, LLC Code of Ethics dated 04/01/2023 - Filed as Ex-99(p)(33) on 12/27/2023 (Accession No. 0000898745-23-000393)
	(31)	Westwood Management Corporation Code of Ethics dated 08/07/2025 *
*	Filed herein.

7

Item 29. Persons Controlled by or Under Common Control with the Fund
The Registrant does not control and is not under common control with any person.
Item 30.    Indemnification
Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys’ fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.Was committed in bad faith; or
2.Was the result of active and deliberate dishonesty; or
(ii)The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant’s Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant’s Articles of Incorporation, Article 9 of Registrant’s Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant’s registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant’s registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant’s agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.
8

Item 31. Business or Other Connections of Investment Advisor
Principal Global Investors, LLC (“PGI”) serves as investment advisor and administrator for Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), Principal Real Asset Fund (“PRA”), and Principal Private Credit Fund ("PPCF"). PGI also serves as investment advisor for Principal Exchange-Traded Funds (“PETF”). PGI is part of a diversified global asset management organization that utilizes specialized investment teams and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, and asset allocation. A complete list of the officers and directors of the investment advisor, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, “Principal”), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption “Additional Information Regarding Board Members and Officers” is incorporated by reference.
9

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Patricio Abal	Counsel
	Christopher K. Agbe-Davies	Vice President, Associate General Counsel, and Assistant Secretary
*	Kamal Bhatia	Director, President, and Chief Executive Officer - Principal Asset Management
	Suzanne Cohrs	Managing Director - Public Markets Strategy
	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management
	Anne R. Cook	Associate General Counsel
	Ramona Dessouki	Executive Director and Chief Marketing Officer & Digital Sales
*	George Djurasovic	Vice President - Principal Asset Management General Counsel
	Jen Dulski	Counsel
	Todd E. Everett	Executive Managing Director and Global Head of Private Markets - Principal Asset Management
	Michael J. Goosay	Executive Managing Director and Chief Investment Officer - Global Head of Fixed Income
	Melinda L. Hanrahan	Managing Director - Global Equities
	Angela Harrison	Counsel
	Corrin Hatala	Counsel
	Maggie Hibbs	Counsel
	Timothy A. Hill	Senior Executive Managing Director - U.S. and Europe Client Group - Principal Asset Management
	Jill M. Hittner	Director and Executive Managing Director - Chief Financial Officer - Principal Asset Management
	Todd A. Jablonski	Executive Managing Director - Global Head of Multi Asset & Quant, Principal Asset Management
	Jaime M. Kiehn	Managing Director - Product Specialist
	Chester Knight	Managing Director - Financial Analysis/Planning
	Justin T. Lange	Vice President, Chief Compliance Officer - Principal Asset Management
*	Laura B. Latham	Assistant General Counsel
	Steve Lempa	Chief Risk Officer - Principal Asset Management
	Ming Lodh	Director - Investment Risk Management
	George P. Maris	Executive Managing Director - Chief Investment Officer - Global Head of Equities
	Kenneth A. McCullum	Director
	Adrienne L. McFarland	Associate General Counsel and Secretary
	Amy M. McNally	Global Head Risk Management - PGI
	Terri Messina	Managing Director - Global Investment Operations
*	David P. Michalik	Counsel
	Everett S. Miles	Vice President - Corporate Strategy and Development
	Karl (Bill) W. Nolin	Chief Investment Officer - Aligned Investors
	Mike Oppold	Senior Director - Accounting and Finance
*	Deanna Y. Pellack	Counsel
	Colin D. Pennycooke	Assistant General Counsel
	J. Markham Penrod	Chief Compliance Officer - North America
	Matt Peron	Managing Director - Deputy Chief Investment Officer - Equities
	Darshini Reddivari	Counsel
*	Teri R. Root	Chief Compliance Officer - Funds
	Kelly D. Rush	Chief Investment Officer - Global Real Estate Securities
	Scott M. Sailer	Vice President - Treasurer and Corporate Chief Financial Officer
	Charles M. Schneider	Counsel
	Brenda Scholten	Assistant Vice President and Chief Administrative Officer
*	Michael Scholten	Assistant Vice President and Actuary
*	Adam U. Shaikh	Associate General Counsel
	Jennifer Shields	Assistant General Counsel
*	John L. Sullivan	Assistant General Counsel
	Rob Susman	Managing Director - Global Head of Equities Research
*	Barbara Wenig	Executive Managing Director - Chief Business Officer - Principal Asset Management
*	Brant K. Wong	Executive Managing Director - Head of Retirement Solutions
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Item 32.    Principal Underwriters
(a)Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for PFI, PVC, PRA, and PPCF. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices with	Positions and Offices
Business Address	Principal Underwriter (PFD)	with the Registrant
Christopher K. Agbe-Davies	Vice President, Associate General Counsel,	None
Principal Funds Distributor, Inc.(1)	and Assistant Secretary
John T. Berg	Director	None
The Principal Financial Group (1)
Sean Clines	Chief Financial Officer	None
Principal Funds Distributor, Inc.(1)
Ramona Dessouki	Chief Marketing Officer	None
Principal Funds Distributor, Inc.(2)
Timothy A. Hill	Director, Senior Vice President - Distribution	None
Principal Funds Distributor, Inc.(1)	and National Sales Manager
Dina Hoeske	Senior Director - Fund Shareholder Services	None
Principal Funds Distributor, Inc.(1)
Michael F. Murray	Director	None
Principal Securities, Inc.(1)
Brian S. Ness	Senior Vice President and Chief Information Officer	None
Principal Funds Distributor, Inc.(1)
Michael Scholten	Chief Operations Officer	None
Principal Funds Distributor, Inc.(1)
Michelle Stockman	Chief Compliance Officer	None
Principal Funds Distributor, Inc.(1)
Dina Sullivan	Assistant Vice President	None
Principal Funds Distributor, Inc. (3)
Jeff Trier	AML Compliance Officer	None
Principal Funds Distributor, Inc.(1)
Brant K. Wong	President and Chair of the Board	None
Principal Funds Distributor, Inc. (2)

(1) Des Moines, IA 50392
(2) 888 7th Avenue, 25th Floor, New York, NY 10019
(3) 1478 Stone Point Drive, Ste 390, Roseville, CA 95661
(c)    Not applicable.
Item 33.    Location of Accounts and Records
The location of all accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder is provided in the most recent report on Form N-CEN filed by the Registrant.
Item 34.    Management Services
Not applicable.
Item 35.    Undertakings
Not applicable.
11

Exhibit Index:
Articles Supplementary	Exhibit (a)(2)
Amended and Restated Management Agreement	Exhibit (d)(1)
ClearBridge Investments (North America) Pty Limited Amended & Restated Sub-Advisory Agreement	Exhibit (d)(5)f
Newton Investment Management North America, LLC Amended & Restated Sub-Advisory Agreement	Exhibit (d)(5)q
Nomura Investments Fund Advisers Amended & Restated Sub-Advisory Agreement	Exhibit (d)(5)r
PineBridge Investments LLC Sub-Advisory Agreement	Exhibit (d)(5)u
Custody Agreement Amendment	Exhibit (g)(1)h
Contractual Fee Waiver Agreement	Exhibit (h)(9)
Legal Opinion	Exhibit (i)
Consent of Independent Registered Public Accounting Firm	Exhibit (j)(1)
AllianceBernstein L.P. Code of Ethics	Exhibit (p)(1)
Barrow Hanley Code of Ethics	Exhibit (p)(2)
Emerald Advisers Inc. Code of Ethics	Exhibit (p)(9)
Nuveen Asset Management LLC Code of Ethics	Exhibit (p)(18)
PineBridge Investments LLC Code of Ethics	Exhibit (p)(20)
Polen Capital Management, LLC Code of Ethics	Exhibit (p)(21)
Post Advisory Group, LLC Code of Ethics	Exhibit (p)(22)
T. Rowe Price Code of Ethics	Exhibit (p)(26)
Victory Capital Management Inc. Code of Ethics	Exhibit (p)(28)
Westwood Management Corporation Code of Ethics	Exhibit (p)(31)
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 27th day of February, 2026.

Principal Funds, Inc.
(Registrant)
/s/ Kamal Bhatia _____________________________________ Kamal Bhatia Director, President, and Chief Executive Officer

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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Kamal Bhatia __________________________ Kamal Bhatia	Director, President, and Chief Executive Officer (Principal Executive Officer)	February 27, 2026

/s/ Michael Scholten __________________________ Michael Scholten	Chief Financial Officer (Principal Financial Officer)	February 27, 2026

/s/ Megan Hoffmann __________________________ Megan Hoffmann	Vice President and Treasurer (Principal Accounting Officer)	February 27, 2026

(Craig Damos)* __________________________ Craig Damos	Director	February 27, 2026

(Katharin S. Dyer)* __________________________ Katharin S. Dyer	Director	February 27, 2026

(Frances P. Grieb)* __________________________ Frances P. Grieb	Director	February 27, 2026

(Victor L. Hymes)* __________________________ Victor L. Hymes	Director	February 27, 2026

(Sharmila C. Kassam)* __________________________ Sharmila C. Kassam	Director	February 27, 2026

(Padelford L. Lattimer)* __________________________ Padelford L. Lattimer	Director	February 27, 2026

(Kenneth A. McCullum)* __________________________ Kenneth A. McCullum	Director	February 27, 2026

(Karen McMillan)* __________________________ Karen McMillan	Director	February 27, 2026

(Thomas A. Swank)* __________________________ Thomas A. Swank	Director	February 27, 2026

	/s/ Kamal Bhatia _____________________________________ Kamal Bhatia Attorney-In-Fact	February 27, 2026

* Pursuant to Powers of Attorney
14